REGISTRATION STATEMENT NO.333-101777
                                                                       811-21263


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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                 --------------

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 5

                                       AND

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                 AMENDMENT NO. 5

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              TIC SEPARATE ACCOUNT THIRTEEN FOR VARIABLE ANNUITIES
                           (Exact name of Registrant)

                         THE TRAVELERS INSURANCE COMPANY
                               (Name of Depositor)

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                 One Cityplace, Hartford, Connecticut 06103-3415
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including area code: (860) 308-1000

                                ERNEST J. WRIGHT
                         The Travelers Insurance Company
                                  One Cityplace
                        Hartford, Connecticut 06103-3415
                     (Name and Address of Agent for Service)

                                 --------------

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[ ]    immediately upon filing pursuant to paragraph (b) of Rule 485.

[X]    on May 2, 2005 pursuant to paragraph (b) of Rule 485.

[ ]    __ days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]    on ______ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[N/A] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.



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






                                     PART A
                                   PROSPECTUS

                      PIONEER ANNUISTAR ANNUITY PROSPECTUS:
              TIC SEPARATE ACCOUNT THIRTEEN FOR VARIABLE ANNUITIES TLAC SEPARATE ACCOUNT FOURTEEN FOR VARIABLE ANNUITIES

This prospectus describes PIONEER ANNUISTAR ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by The Travelers Insurance Company or The Travelers Life and Annuity Company. The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts."

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one of our funding options. If you select Variable Funding Options, your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:

Money Market Portfolio                                                  Pioneer Global High Yield VCT Portfolio -- Class II Shares
AIM VARIABLE INSURANCE FUNDS                                            Pioneer Growth Shares VCT Portfolio -- Class II Shares
   AIM V.I. Capital Appreciation Fund -- Series II Shares(1)            Pioneer High Yield VCT Portfolio -- Class II Shares
   AIM V.I. Mid Cap Core Equity Fund -- Series II Shares(2)             Pioneer Ibbotson Aggressive Allocation VCT Portfolio --
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST                      Class II Shares
   Franklin Rising Dividends Securities Fund -- Class 2 Shares          Pioneer Ibbotson Growth Allocation VCT Portfolio --
   Franklin Small-Mid Cap Growth Securities Fund --                       Class II Shares
     Class 2 Shares(3)                                                  Pioneer Ibbotson Moderate Allocation VCT Portfolio --
   Templeton Foreign Securities Fund -- Class 2 Shares                    Class II Shares
GREENWICH STREET SERIES FUND                                            Pioneer International Value VCT Portfolio -- Class II Shares
   Salomon Brothers Variable Aggressive Growth Fund --                  Pioneer Mid Cap Value VCT Portfolio -- Class II Shares
     Class II Shares                                                    Pioneer Oak Ridge Large Cap Growth VCT Portfolio --
OPPENHEIMER VARIABLE ACCOUNT FUNDS                                        Class II Shares
   Oppenheimer Capital Appreciation Fund/VA -- Service Shares           Pioneer Papp America-Pacific Rim VCT Portfolio
   Oppenheimer Global Securities Fund/VA -- Service Shares              Pioneer Papp Small and Mid Cap Growth Portfolio VCT --
PIONEER VARIABLE CONTRACTS TRUST                                          Class II Shares
   Pioneer America Income VCT Portfolio -- Class II Shares              Pioneer Real Estate Shares VCT Portfolio -- Class II Shares
   Pioneer Balanced VCT Portfolio -- Class II Shares                    Pioneer Small Cap Value VCT Portfolio -- Class II Shares
   Pioneer Cullen Value VCT Portfolio -- Class II Shares                Pioneer Small Company VCT Portfolio -- Class II Shares
   Pioneer Emerging Markets VCT Portfolio -- Class II Shares            Pioneer Strategic Income VCT Portfolio -- Class II Shares
   Pioneer Equity Income VCT Portfolio -- Class II Shares               Pioneer Value VCT Portfolio -- Class II Shares
   Pioneer Equity Opportunities VCT Portfolio -- Class II Shares      SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
   Pioneer Europe VCT Portfolio -- Class II Shares                      All Cap Fund -- Class II
   Pioneer Fund VCT Portfolio -- Class II Shares                        Total Return Fund -- Class II

--------------
(1)   Formerly AIM V.I. Capital Appreciation Fund -- Series II        (3)   Formerly Franklin Small Cap Fund -- Class 2 Shares
(2)   Formerly AIM V.I. Mid Cap Core Equity -- Series II

The Contract, certain contract features and/or some of the funding options may not be available in all states. This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 2, 2005. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to Travelers Life & Annuity at One Cityplace, 3CP, Hartford, Connecticut 06103-3415, call 1-866-291-2474 or access the SEC's website (http://www.sec.gov). See Appendix B for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                          PROSPECTUS DATED MAY 2, 2005

                                                       TABLE OF CONTENTS

Glossary...............................................   3      Variable Annuity.......................................  46
Summary................................................   4         Fixed Annuity.......................................  47
Fee Table..............................................   8      Payment Options........................................  47
Condensed Financial Information........................  16         Election of Options.................................  47
The Annuity Contract...................................  16         Annuity Options.....................................  47
   Contract Owner Inquiries............................  17         Variable Liquidity Benefit .........................  48
   Purchase Payments...................................  17      Miscellaneous Contract Provisions......................  48
   Accumulation Units..................................  18         Right to Return.....................................  48
   The Variable Funding Options........................  18         Termination.........................................  48
   The Fixed Account...................................  21         Required Reports....................................  49
Charges and Deductions.................................  21         Suspension of Payments..............................  49
   General.............................................  21      The Separate Accounts..................................  49
   Withdrawal Charge...................................  22         Performance Information.............................  50
   Free Withdrawal Allowance...........................  22      Federal Tax Considerations.............................  50
   Administrative Charges..............................  23         General Taxation of Annuities.......................  50
   Mortality and Expense Risk Charge...................  23         Types of Contracts: Qualified and
   Enhanced Stepped-Up Provision Charge................  23           Non-qualified.....................................  51
   Guaranteed Minimum Withdrawal Benefit Charge........  23         Qualified Annuity Contracts.........................  51
   Guaranteed Minimum Accumulation Benefit Charge......  23           Taxation of Qualified Annuity Contracts...........  51
   Variable Liquidity Benefit Charge...................  23           Mandatory Distributions for Qualified Plans.......  51
   Transfer Charge.....................................  24         Non-qualified Annuity Contracts.....................  51
   Variable Funding Option Expenses....................  24           Diversification Requirements for Variable
   Premium Tax.........................................  24             Annuities.......................................  52
   Changes in Taxes Based upon Premium or Value........  24           Ownership of the Investments......................  52
Transfers..............................................  24           Taxation of Death Benefit Proceeds................  53
   Market Timing/Excessive Trading.....................  25         Other Tax Considerations............................  53
   Dollar Cost Averaging...............................  26           Treatment of Charges for Optional Benefits........  53
Access to Your Money...................................  27           Penalty Tax for Premature Distributions...........  53
   Systematic Withdrawals..............................  27           Puerto Rico Tax Considerations....................  53
   Managed Distribution Program........................  27           Non-Resident Aliens...............................  53
   Loans...............................................  27      Other Information......................................  54
Ownership Provisions...................................  28         The Insurance Companies.............................  54
   Types of Ownership..................................  28         Financial Statements................................  54
     Contract Owner....................................  28         Distribution of Variable Annuity Contracts..........  54
     Beneficiary.......................................  28         Conformity with State and Federal Laws..............  56
     Annuitant.........................................  28         Voting Rights.......................................  56
Death Benefit..........................................  29         Restrictions on Financial Transactions..............  57
   Death Proceeds before the Maturity Date.............  29         Legal Proceedings and Opinions......................  57
   Enhanced Stepped-Up Provision.......................  31      Appendix A: Condensed Financial Information
   Payment of Proceeds.................................  31         for Travelers Insurance Company: Separate
   Spousal Contract Continuance........................  33      Account Thirteen....................................... A-1
   Beneficiary Contract Continuance....................  33      Appendix B: Condensed Financial Information
   Planned Death Benefit...............................  34         for Travelers Life and Annuity Company:
   Death Proceeds after the Maturity Date..............  34           Separate Account Fourteen......................... B-1
 Living Benefits.......................................  34      Appendix C: The Fixed Account.......................... C-1
   Guaranteed Minimum Withdrawal Benefit...............  34      Appendix D: Waiver of Withdrawal Charge
   Guaranteed Minimum Accumulation Benefit.............  40         for Nursing Home Confinement........................ D-1
The Annuity Period.....................................  46      Appendix E: Contents of the Statement of
   Maturity Date.......................................  46         Additional Information.............................. E-1
   Allocation of Annuity...............................  46

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                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS - a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.

HOME OFFICE -- the Home Office of The Travelers Insurance Company or The Travelers Life and Annuity Company or any other office that we may designate for the purpose of administering this Contract.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403 or 408 of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- The Travelers Insurance Company or The Travelers Life and Annuity Company.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:

                            PIONEER ANNUISTAR ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company, ("the Company," "We" or "Us"). The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). The Travelers Insurance Company sponsors the Travelers Separate Account Thirteen for Variable Annuities ("Separate Account Thirteen"); The Travelers Life and Annuity Company sponsors the Travelers Separate Account Fourteen for Variable Annuities ("Separate Account Fourteen"). When we refer to the Separate Account, we are referring to either Separate Account Thirteen or Separate Account Fourteen, depending upon your issuing Company.

You may only purchase a contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the Variable Funding Options and/or the Fixed Account. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5,000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

As of May 2, 2005, the contract is not available for purchase if the owner or Annuitant is age 81 or older. Before May 2, 2005, the Contract was available for purchase by owners and Annuitants age 85 or under as of the Contract Date.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you. See The Annuity Contract section for more information.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no limit to the number of transfers allowed. We may, in the future, limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. We also reserve the right to restrict transfers into the Fixed Account if the credited interest rate is equal to the minimum guaranteed interest rate specified in your Contract. Amounts previously transferred from the Fixed Account to the Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of the transfer.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E at an annual rate of 1.40% for the Standard Death Benefit and 1.60% for the Enhanced Death Benefit. For Contracts with a value of less than $40,000, we also deduct an annual contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments withdrawn. The maximum percentage is 6%, decreasing to 0% in years eight and later.

If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. Please refer to "Payment Options" for a description of this benefit.

If you elect a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider, a charge will be deducted daily from amounts in the Variable Funding Options. There are three GMWB rider options, and the current charge for each rider, on an annual basis, is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

If you select the Guaranteed Minimum Accumulation Benefit ("GMAB"), a charge equal to 0.50% annually will be deducted from amounts in the Variable Funding Options.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? You may choose to purchase the Standard or Enhanced Death Benefit. The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. You may also choose to purchase the Enhanced Stepped-Up Provision, which, for a fee, may increase the amount of the death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or the election of spousal contract continuance or beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

       o DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

       o SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

       o AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

       o ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract

       o SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

       o BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(ies) may elect to continue his/her portion of the Contract rather than have the death benefit paid to the beneficiary.

       o GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your investment. Under this benefit, we will pay you a percentage of your investment every year until your investment has been returned in full, regardless of market performance. Depending on when you elect to begin receiving payments and which GMWB rider you select, the maximum amount of your investment that you receive each year is 5% or 10%. When you add Purchase Payments to your Contract, we include them as part of the guarantee. In the future, however, we may discontinue including additional Purchase Payments as part of the guarantee. The guarantee is subject to restrictions on withdrawals and other restrictions.

       o GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB"). For an additional charge, we will guarantee that your Contract Value will not be less than a minimum amount at the end of a specified number of years. The guaranteed amount is based on your Purchase Payments, including additional Purchase Payments you make within 12 months of electing the rider. Additional Purchase Payments made more than 12 months after you elect the rider will not increase the guaranteed amount. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount.

                                    FEE TABLE
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE........................................        6%(1)
(AS A PERCENTAGE OF THE PURCHASE PAYMENTS WITHDRAWN)

TRANSFER CHARGE..........................................        $10(2)
(ASSESSED ON TRANSFERS THAT EXCEED 12 PER YEAR)

VARIABLE LIQUIDITY BENEFIT CHARGE........................        6%(3)
(AS A PERCENTAGE OF THE PRESENT VALUE OF THE REMAINING ANNUITY PAYMENTS THAT ARE SURRENDERED. THE INTEREST RATE USED TO CALCULATE THIS PRESENT VALUE IS 1% HIGHER THAN THE ASSUMED (DAILY) NET INVESTMENT FACTOR USED TO CALCULATE THE ANNUITY PAYMENTS.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE....................        $30(4)

---------------------------------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for seven years. The charge is as follows:

      YEARS SINCE PURCHASE PAYMENT MADE               WITHDRAWAL CHARGE
-----------------------------------------------  -----------------------------
  Greater than or Equal to     But less than
           0 years                2 years                     6%
           2 years                4 years                     5%
           4 years                5 years                     4%
           5 years                6 years                     3%
           6 years                7 years                     2%
          7 + years                                           0%

(2)  We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after seven years. The charge is as follows:

     YEARS SINCE INITIAL PURCHASE PAYMENT             WITHDRAWAL CHARGE
-----------------------------------------------  -----------------------------
  Greater than or Equal to     But less than
           0 years                2 years                     6%
           2 years                4 years                     5%
           4 years                5 years                     4%
           5 years                6 years                     3%
           6 years                7 years                     2%
          7 + years                                           0%

(4) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES
(AS A PERCENTAGE OF THE AVERAGE DAILY NET ASSETS OF THE SEPARATE ACCOUNT)

We will assess a minimum mortality and expense risk charge ("M & E") of 1.40% and an administrative expense charge of 0.15% on all contracts. In addition, for optional features, there is a 0.20% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% charge for GMWB I, a 0.50% charge for GMWB II, and a 0.25% charge for GMWB III. Below is a summary of all of the maximum charges that may apply, depending on the death benefit and optional features you select:

                                                  STANDARD         ENHANCED
                                               DEATH BENEFIT     DEATH BENEFIT
                                            ------------------ -----------------
Mortality and Expense Risk Charge..........       1.40%             1.60%
Administrative Expense Charge..............       0.15%             0.15%

TOTAL ANNUAL SEPARATE ACCOUNT CHARGES
WITH NO OPTIONAL FEATURES SELECTED.........       1.55%             1.75%
Optional E.S.P. Charge.....................       0.20%             0.20%

TOTAL ANNUAL SEPARATE ACCOUNT CHARGES
WITH E.S.P. ONLY SELECTED..................       1.75%             1.95%
Optional GMAB Charge.......................       0.50%             0.50%

TOTAL ANNUAL SEPARATE ACCOUNT CHARGES
WITH GMAB ONLY SELECTED....................       2.05%             2.25%

TOTAL ANNUAL SEPARATE ACCOUNT CHARGES
WITH E.S.P. AND GMAB SELECTED(5) ..........       2.25%             2.45%
Optional GMWB I Charge.....................       0.40%(6)          0.40%(6)
Optional GMWB II Charge....................       0.50%(6)          0.50%(6)
Optional GMWB III Charge...................       0.25%             0.25%

TOTAL ANNUAL SEPARATE ACCOUNT CHARGES
WITH GMWB I ONLY SELECTED..................       1.95%             2.15%

TOTAL ANNUAL SEPARATE ACCOUNT CHARGES
WITH GMWB II ONLY SELECTED.................       2.05%             2.25%

TOTAL ANNUAL SEPARATE ACCOUNT CHARGES
WITH GMWB III ONLY SELECTED................       1.80%             2.00%

TOTAL ANNUAL SEPARATE ACCOUNT CHARGES
WITH E.S.P. AND GMWB I SELECTED............       2.15%             2.35%

TOTAL ANNUAL SEPARATE ACCOUNT CHARGES
WITH E.S.P. AND GMWB II SELECTED...........       2.25%             2.45%

TOTAL ANNUAL SEPARATE ACCOUNT CHARGES
WITH E.S.P. AND GMWB III SELECTED..........       2.00%             2.20%

---------------------------------
(5)  GMAB and GMWB cannot both be elected.
(6)  The maximum charge for GMWB I and GMWB II is 1.00%.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2004 (UNLESS OTHERWISE INDICATED)

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-866-291-2974.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                          MINIMUM      MAXIMUM
                                                        -----------  -----------
TOTAL ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM UNDERLYING FUND
ASSETS, INCLUDING MANAGEMENT FEES, DISTRIBUTION
AND/OR SERVICE FEES (12b-1) FEES, AND OTHER EXPENSES)      0.42%        15.01%


UNDERLYING FUND FEES AND EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

                                                           DISTRIBUTION
                                                              AND/OR                                   CONTRACTUAL FEE    NET TOTAL
                                                              SERVICE                  TOTAL ANNUAL        WAIVER          ANNUAL
                                             MANAGEMENT       (12b-1)        OTHER       OPERATING     AND/OR EXPENSE     OPERATING
UNDERLYING FUND:                                 FEE           FEES        EXPENSES       EXPENSES      REIMBURSEMENT     EXPENSES
-----------------                           ------------  --------------  ----------  --------------  -----------------  -----------
Money Market Portfolio ....................     0.32%            --          0.10%         0.42%              --    --(1)(17)
AIM VARIABLE INSURANCE FUNDS
AIM V.I. Capital
Appreciation Fund --
Series II Shares* .........................     0.61%          0.25%         0.30%         1.16%              --         1.16%(2)
AIM V.I. Mid Cap Core Equity Fund --
Series II Shares* .........................     0.73%          0.25%         0.31%         1.29%              --         1.29%(3)
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
Franklin Rising Dividends Securities
Fund -- Class 2 Shares* ...................     0.68%          0.25%         0.03%         0.96%            0.02%        0.94%(4)
Franklin Small-Mid Cap Growth
Securities Fund -- Class 2 Shares* ........     0.48%          0.25%         0.29%         1.02%            0.03%        0.99%(5)
Templeton Foreign Securities Fund --
Class 2 Shares* ...........................     0.68%          0.25%         0.19%         1.12%            0.05%        1.07%(6)
GREENWICH STREET SERIES FUND
Salomon Brothers Variable Aggressive
Growth Fund -- Class II Shares* ...........     0.87%          0.25%         0.16%         1.28%              --         1.28%(7)
OPPENHEIMER VARIABLE ACCOUNT FUNDS
Oppenheimer Capital Appreciation
Fund/VA -- Service Shares* ................     0.64%          0.25%         0.02%         0.91%              --         0.91%
Oppenheimer Global Securities
Fund/VA -- Service Shares* ................     0.63%          0.25%         0.03%         0.91%              --         0.91%
PIONEER VARIABLE CONTRACTS TRUST
Pioneer America Income
VCT Portfolio -- Class II Shares* .........     0.55%          0.25%         0.26%         1.06%              --         1.06%
Pioneer Balanced VCT Portfolio --
Class II Shares* ..........................     0.65%          0.25%         0.29%         1.19%              --         1.19%
Pioneer Cullen Value VCT Portfolio --
Class II Shares* ..........................     0.70%          0.25%         0.41%         1.36%            0.36%        1.00%(8)
Pioneer Emerging Markets VCT
Portfolio -- Class II Shares* .............     1.15%          0.25%         0.71%         2.11%            0.12%        1.99%(14)

                                                           DISTRIBUTION
                                                              AND/OR                                   CONTRACTUAL FEE    NET TOTAL
                                                              SERVICE                  TOTAL ANNUAL        WAIVER          ANNUAL
                                             MANAGEMENT       (12b-1)        OTHER       OPERATING     AND/OR EXPENSE     OPERATING
UNDERLYING FUND:                                 FEE           FEES        EXPENSES       EXPENSES      REIMBURSEMENT     EXPENSES
-----------------                           ------------  --------------  ----------  --------------  -----------------  -----------
  Pioneer Equity Income  VCT Portfolio --
Class II Shares* ..........................     0.65%          0.25%         0.08%         0.98%              --         0.98%
Pioneer Equity Opportunities VCT
Portfolio -- Class II Shares* .............     0.75%          0.25%         0.38%         1.38%            0.13%        1.25%(9)
Pioneer Europe VCT Portfolio --
Class II Shares* ..........................     1.00%          0.25%         0.95%         2.20%            0.45%        1.75%(14)
Pioneer Fund VCT Portfolio --
Class II Shares* ..........................     0.65%          0.25%         0.06%         0.96%              --         0.96%
Pioneer Global High Yield VCT
Portfolio -- Class II Shares* .............     0.65%          0.25%         0.39%         1.29%            0.29%        1.00%(8)
Pioneer Growth Shares VCT Portfolio --
Class II Shares* ..........................     0.70%          0.25%         0.30%         1.25%              --         1.25%
Pioneer High Yield VCT Portfolio --
Class II Shares* ..........................     0.65%          0.25%         0.14%         1.04%              --         1.04%
Pioneer Ibbotson Aggressive
Allocation VCT Portfolio --
Class II Shares* ..........................     0.17%          0.25%         1.15%         1.57%            0.08%        1.49%(10)
Pioneer Ibbotson Growth Allocation
VCT Portfolio -- Class II Shares* .........     0.17%          0.25%         1.12%         1.54%            0.09%        1.45%(11)
Pioneer Ibbotson Moderate Allocation
VCT Portfolio -- Class II Shares* .........     0.17%          0.25%         1.04%         1.46%            0.06%        1.40%(12)
Pioneer International Value VCT
Portfolio -- Class II Shares* .............     1.00%          0.25%         0.88%         2.13%              --         2.13%
Pioneer Mid Cap Value VCT Portfolio --
Class II Shares* ..........................     0.65%          0.25%         0.07%         0.97%              --         0.97%
Pioneer Oak Ridge Large Cap Growth VCT
Portfolio -- Class II Shares* .............     0.75%          0.25%           --          6.22%              --         6.22%(13)
Pioneer Papp America-Pacific Rim
VCT Portfolio* ............................     0.75%          0.25%           --          15.01%             --        15.01%(13)
Pioneer Papp Small and Mid Cap Growth
Portfolio VCT -- Class II Shares* .........     0.75%          0.25%           --          7.50%              --         7.50%(13)
Pioneer Real Estate Shares VCT
Portfolio -- Class II Shares* .............     0.80%          0.25%         0.18%         1.23%              --         1.23%
Pioneer Small Cap Value VCT
Portfolio --  Class II Shares* ............     0.75%          0.25%         0.59%         1.59%            0.05%        1.54%(14)
Pioneer Small Company VCT Portfolio --
Class II Shares* ..........................     0.75%          0.25%         0.76%         1.76%            0.28%        1.48%(14)

                                                           DISTRIBUTION
                                                              AND/OR                                   CONTRACTUAL FEE    NET TOTAL
                                                              SERVICE                  TOTAL ANNUAL        WAIVER          ANNUAL
                                             MANAGEMENT       (12b-1)        OTHER       OPERATING     AND/OR EXPENSE     OPERATING
UNDERLYING FUND:                                 FEE           FEES        EXPENSES       EXPENSES      REIMBURSEMENT     EXPENSES
-----------------                           ------------  --------------  ----------  --------------  -----------------  -----------
Pioneer Strategic Income VCT
Portfolio -- Class II Shares* .............     0.65%          0.25%         0.39%         1.29%              --         1.29%(14)
Pioneer Value VCT Portfolio --
Class II Shares* ..........................     0.75%          0.25%         2.61%         3.61%            2.11%        1.50%(15)
SALOMON BROTHERS VARIABLE
SERIES FUNDS INC
All Cap Fund -- Class II* .................     0.81%          0.25%         0.13%         1.19%              --         1.19%(16)
Total Return Fund -- Class II* ............     0.78%          0.25%         0.33%         1.36%              --       --(17)

--------------
* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

NOTES

(1) Other expenses include 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

(2) The Fund's advisor and/or distributor has contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series II shares to 1.45% of average daily net assets for each series portfolio of AIM Variable Insurance Funds. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes;
     (iv) dividend expense on short sales; (v) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to day operations), or items designated as such by the Fund's Board of Trustees;
     (vi) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation agreement is in effect through April 30, 2006.

(3) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2004 and are expressed as a percentage of the Fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table. The Fund's advisor and/or distributor has contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series II shares to 1.45% of average daily net assets for each series portfolio of AIM Variable Insurance Funds. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) dividend expense on short sales; (v) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to day operations), or items designated as such by the Fund's Board of Trustees; (vi) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation agreement is in effect through April 30, 2006.

(4) The Fund administration fee is paid indirectly through the management fee. While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% through May 1, 2006 of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees (Board) has set the current rate at 0.25% through May 1, 2006. The Fund's manager has agreed in advance to reduce its fees from assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Board and an order of the Securities and Exchange Commission.

(5) While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% through May 1, 2006 of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees (Board) has set the current rate at 0.25% through May 1, 2006. The Fund's manager has agreed in advance to reduce its fees from assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Board and an order of the Securities and Exchange Commission.

(6) The Fund's manager has agreed in advance to reduce its fees from assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Board and an order of the Securities and Exchange Commission.

(7) Effective August 1, 2004, the management fee (including the administration fee), was reduced from 0.95% to the following breakpoints: 0.80% on first $5 billion of net assets; 0.775% on next $2.5 billion; 0.75% on next $2.5 billion; and 0.70% on net assets in excess of $10 billion.

(8) The expenses in the table above reflect the contractual expense limitation in effect through May 1, 2006 under which Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class II expenses to 1.00% of the average daily net assets. There can be no assurance that Pioneer will extend the expense limitation beyond such date.

(9) The expenses in the table above reflect the contractual expense limitation in effect through May 1, 2006 under which Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class II expenses to 1.25% of the average daily net assets. There can be no assurance that Pioneer will extend the expense limitation beyond such date.

(10) The management fee payable by the portfolio is equal to 0.13% of average daily net assets attributable to the portfolio's investments in underlying funds managed by Pioneer and cash and 0.17% of average daily net assets attributable to other investments, including underlying funds that are not managed by Pioneer, with breakpoints at incremental asset levels. Since initially all of the underlying funds are managed by Pioneer, the management fee will initially be 0.13% of average daily net assets. The expenses in the table, other than "Estimated average expense ratio of underlying funds", reflect the expense limitation in effect through May 1, 2006 under which Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other direct ordinary operating expenses to the extent required to reduce Class II expenses, other than "Estimated average expense ratio of underlying funds", to 0.74% of the average daily net assets. The expense limitation does not limit the expenses of the underlying funds indirectly incurred by a shareholder. In addition to the operating expenses, the portfolio indirectly pays a portion of the expenses incurred by the underlying funds. The average expense ratio of underlying funds in the table is an estimate based upon (i) Ibbotson's initial target allocation of the portfolio's assets among underlying funds and (ii) the historical expense ratio of the underlying funds based upon their most recent fiscal year, which are stated either on a gross basis or net of any contractual expense limitation in effect for at least one year from the date of the prospectus for the Portfolio. The actual indirect expenses incurred by a shareholder will vary based upon the portfolio's actual allocation of its assets and the actual expenses of the underlying funds. Certain of the underlying funds have agreed to expense limitations that may be in effect for varying periods or that may be terminated at any time by the investment adviser to the underlying fund. The average expense ratio of underlying funds is estimated to be 0.75%, based upon (i) Ibbotson's initial target allocation of the portfolio's assets among underlying funds and (ii) the historical gross expense ratio of the underlying funds for their most recent fiscal year. The portfolio only invests in class shares of the underlying funds that do not incur sales loads or Rule 12b-1 fees. Based on the initial target allocations and the most recent shareholder report or prospectus of each underlying fund, the total annual fund operating expenses (before expense limitations) for Class Y shares for the underlying funds ranges from 0.57% -- 1.31% of average daily net assets. Based on the initial target allocations and the most recent shareholder report or prospectus of each underlying fund, the total annual fund operating expenses (after expense limitations) for Class Y shares for the underlying funds ranges from 0.57% -- 1.21% of average daily net assets.

(11) The management fee payable by the portfolio is equal to 0.13% of average daily net assets attributable to the portfolio's investments in underlying funds managed by Pioneer and cash and 0.17% of average daily net assets attributable to other investments, including underlying funds that are not managed by Pioneer, with breakpoints at incremental asset levels. Since initially all of the underlying funds are managed by Pioneer, the management fee will initially be 0.13% of average daily net assets. The expenses in the table, other than "Estimated average expense ratio of underlying funds", reflect the expense limitation in effect through May 1, 2006 under which Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other direct ordinary operating expenses to the extent required to reduce Class II expenses, other than "Estimated average expense ratio of underlying funds", to 0.74% of the average daily net assets. The expense limitation does not limit the expenses of the underlying funds indirectly incurred by a shareholder. In addition to the operating expenses, the portfolio indirectly pays a portion of the expenses incurred by the underlying funds. The average expense ratio of underlying funds in the table is an estimate based upon (i) Ibbotson's initial target allocation of the portfolio's assets among underlying funds and (ii) the historical expense ratio of the underlying funds based upon their most recent fiscal year, which are stated either on a gross basis or net of any contractual expense limitation in effect for at least one year from the date of the prospectus for the Portfolio. The actual indirect expenses incurred by a shareholder will vary based upon the portfolio's actual allocation of its assets and the actual expenses of the underlying funds. Certain of the underlying funds have agreed to expense limitations that may be in effect for varying periods or that may be terminated at any time by the investment adviser to the underlying fund. The average expense ratio of underlying funds is estimated to be 0.71%, based upon (i) Ibbotson's initial target allocation of the portfolio's assets among underlying funds and (ii) the historical gross expense ratio of the underlying funds for their most recent fiscal year. The portfolio only invests in class shares of the underlying funds that do not incur sales loads or Rule 12b-1 fees. Based on the initial target allocations and the most recent shareholder report or prospectus of each underlying fund, the total annual fund operating expenses (before expense limitations) for Class Y shares for the underlying funds ranges from 0.57% -- 1.31% of average daily net assets. Based on the initial target allocations and the most recent shareholder report or prospectus of each underlying fund, the total annual fund operating expenses (after expense limitations) for Class Y shares for the underlying funds ranges from 0.57% -- 1.21% of average daily net assets.

(12) The management fee payable by the portfolio is equal to 0.13% of average daily net assets attributable to the portfolio's investments in underlying funds managed by Pioneer and cash and 0.17% of average daily net assets attributable to other investments, including underlying funds that are not managed by Pioneer, with breakpoints at incremental asset levels. Since initially all of the underlying funds are managed by Pioneer, the management fee will initially be 0.13% of average daily net assets. The expenses in the table, other than "Estimated average expense ratio of underlying funds", reflect the expense limitation in effect through May 1, 2006 under which Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other direct ordinary operating expenses to the extent required to reduce Class II expenses, other than "Estimated average expense ratio of underlying funds", to 0.74% of the average daily net assets. The expense limitation does not limit the expenses of the underlying funds indirectly incurred by a shareholder. In addition to the operating expenses, the portfolio indirectly pays a portion of the expenses incurred by the underlying funds. The average expense ratio of underlying funds in the table is an estimate based upon (i) Ibbotson's initial target allocation of the portfolio's assets among underlying funds and (ii) the historical expense ratio of the underlying funds based upon their most recent fiscal year, which are stated either on a gross basis or net of any contractual expense limitation in effect for at least one year from the date of the prospectus for the Portfolio. The actual indirect expenses incurred by a shareholder will vary based upon the portfolio's actual allocation of its assets and the actual expenses of the underlying funds. Certain of the underlying funds have agreed to expense limitations that may be in effect for varying periods or that may be terminated at any time by the investment adviser to the underlying fund. The average expense ratio of underlying funds is estimated to be 0.66%, based upon (i) Ibbotson's initial target allocation of the portfolio's assets among underlying funds and (ii) the historical gross expense ratio of the underlying funds for their most recent fiscal year. The portfolio only invests in class shares of the underlying funds that do not incur sales loads or Rule 12b-1 fees. Based on the initial target allocations and the most recent shareholder report or prospectus of each underlying fund, the total annual fund operating expenses (before expense limitations) for Class Y shares for the underlying funds ranges from 0.57% -- 1.31% of average daily net assets. Based on the initial target allocations and the most recent shareholder report or prospectus of each underlying fund, the total annual fund operating expenses (after expense limitations) for Class Y shares for the underlying funds ranges from 0.57% -- 1.21% of average daily net assets.

(13) There is a contractual expense limitation in effect through March 15, 2006 under which Pioneer has agreed to waive certain fees or reimburse expenses, if necessary, to limit other ordinary operating expenses attributable to Class II to 1.00% (Pioneer Papp Small & Mid Cap Value VCT Portfolio) and 0.95% (Pioneer Oak Ridge Large Cap Growth VCT Portfolio and Pioneer Papp America Pacific Rim VCT Portfolio) of the average daily net assets attributable to Class II shares.

(14) The expenses in the table above reflect the contractual expense limitation in effect through May 1, 2006 under which Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to 1.75% (Pioneer Emerging Markets VCT Portfolio), 1.50% (Pioneer Europe VCT Portfolio), and 1.25% (Pioneer Small Cap Value VCT Portfolio, Pioneer Small Company VCT Portfolio, and Pioneer Strategic Income VCT Portfolio) of the average daily net assets attributable to Class I shares; the portion of portfolio expenses attributable to Class II shares will be reduced only to the extent such expenses are reduced for Class I shares.

(15) The expenses in the table above reflect the contractual expense limitation in effect through May 1, 2006 under which Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class II expenses to 1.50% of the average daily net assets attributable to Class II shares.

(16) Effective August 1, 2004, the management fees were reduced from 0.85% to the following breakpoints: First $1.5 billion 0.75%; next $0.5 billion 0.70%; next $0.5 billion 0.65%; next $1 billion 0.60%; over $3.5 billion 0.50%.

(17) The table below shows the amount of the waiver or reimbursement and the net total annual operating expenses for underlying funds that have entered into a voluntary fee waiver and/or expense reimbursement arrangement. The net total annual operating expense figure reflects the fee waivers and/or expense reimbursements that were in effect as of the underlying fund's fiscal year end. However, as these arrangements are voluntary, they may be changed or terminated at any time, in which case the underlying fund would be subject to different net total annual operating expenses. Without such waivers performance would be lower.

                                            VOLUNTARY FEE
                                            WAIVER AND/OR
                                               EXPENSE        NET TOTAL ANNUAL
     FUNDING OPTION                         REIMBURSEMENT    OPERATING EXPENSES
     ---------------                       ---------------  --------------------
     Money Market Portfolio..............       0.02%               0.40%
     Total Return Fund -- Class II.......       0.11%               1.25%

EXAMPLES

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. These examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.

These examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The examples reflect the annual contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the examples are based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The examples assume you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. In each example, your actual expenses will be less than those shown if you do not elect all of the optional benefits. The GMAB and the GMWB cannot both be elected.

EXAMPLE 1 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit (assuming the maximum 1.00% charge applies).

                                          IF CONTRACT IS SURRENDERED AT THE END      IF CONTRACT IS NOT SURRENDERED OR
                                                     OF PERIOD SHOWN:              ANNUITIZED AT THE END OF PERIOD SHOWN:
                                          ---------------------------------------  ---------------------------------------
FUNDING OPTION                            1 YEAR   3 YEARS    5 YEARS   10 YEARS   1 YEAR    3 YEARS    5 YEARS  10 YEARS
----------------                          -------  ---------  --------  ---------  -------   --------   -------- ---------
Underlying Fund with Minimum Total
Annual Operating Expenses.............      941      1540       2162      3671       341       1040       1762     3671
Underlying Fund with Maximum Total
Annual Operating Expenses.............     2281      4916       6888      9727      1681       4416       6488     9727

EXAMPLE 2 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit ("GMWB I")(assuming the current 0.40% charge applies).

                                          IF CONTRACT IS SURRENDERED AT THE END      IF CONTRACT IS NOT SURRENDERED OR
                                                     OF PERIOD SHOWN:              ANNUITIZED AT THE END OF PERIOD SHOWN:
                                          ---------------------------------------  ---------------------------------------
FUNDING OPTION                            1 YEAR   3 YEARS    5 YEARS   10 YEARS   1 YEAR   3 YEARS    5 YEARS   10 YEARS
----------------                          -------  ---------  --------  ---------  -------  ---------  -------------------
Underlying Fund with Minimum Total
Annual Operating Expenses.............      882      1364       1872      3114       282       864       1472      3114
Underlying Fund with Maximum Total
Annual Operating Expenses.............     2230      4810       6767      9656      1630      4310       6367      9656

EXAMPLE 3 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit II ("GMWB II") (assuming the current 0.50% charge applies).

                                          IF CONTRACT IS SURRENDERED AT THE END      IF CONTRACT IS NOT SURRENDERED OR
                                                     OF PERIOD SHOWN:              ANNUITIZED AT THE END OF PERIOD SHOWN:
                                          ---------------------------------------  ---------------------------------------
FUNDING OPTION                            1 YEAR   3 YEARS    5 YEARS   10 YEARS   1 YEAR   3 YEARS    5 YEARS   10 YEARS
----------------                          -------  ---------  --------  ---------  -------  ---------  --------- ---------
Underlying Fund with Minimum Total
Annual Operating Expenses.............      892      1393       1921      3209       292       893       1521      3209
Underlying Fund with Maximum Total
Annual Operating Expenses.............     2238      4828       6788      9669      1638      4328       6388      9669

EXAMPLE 4 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit III ("GMWB III") (assuming the current 0.25% charge applies).

                                          IF CONTRACT IS SURRENDERED AT THE END      IF CONTRACT IS NOT SURRENDERED OR
                                                     OF PERIOD SHOWN:              ANNUITIZED AT THE END OF PERIOD SHOWN:
                                          ---------------------------------------  ---------------------------------------
FUNDING OPTION                            1 YEAR   3 YEARS    5 YEARS   10 YEARS   1 YEAR   3 YEARS    5 YEARS   10 YEARS
----------------                          -------  ---------  --------  ---------  -------  ---------  --------- -----------
Underlying Fund with Minimum Total
Annual Operating Expenses.............      867      1319       1798      2969       267       819       1398      2969
Underlying Fund with Maximum Total
Annual Operating Expenses.............     2217      4783       6736      9637      1617      4283       6336      9637


EXAMPLE 5 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Accumulation Benefit.

                                          IF CONTRACT IS SURRENDERED AT THE END      IF CONTRACT IS NOT SURRENDERED OR
                                                     OF PERIOD SHOWN:              ANNUITIZED AT THE END OF PERIOD SHOWN:
                                          ---------------------------------------  ---------------------------------------
FUNDING OPTION                            1 YEAR   3 YEARS    5 YEARS   10 YEARS   1 YEAR   3 YEARS    5 YEARS   10 YEARS
----------------                          -------  -------------------  ---------  -------  ---------  --------- -----------
Underlying Fund with Minimum Total
Annual Operating Expenses.............      892      1393       1921      3209       292       893       1521      3209
Underlying Fund with Maximum Total
Annual Operating Expenses.............     2238      4828       6788      9669      1638      4328       6388      9669


                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

See Appendices A and B.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

Pioneer Annuistar Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase

Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

On and after May 2, 2005, the Contract is not available for purchase if the proposed owner or Annuitant is age 81 or older.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you.

                                                 MAXIMUM AGE BASED ON THE OLDER
                                                   OF THE OWNER AND ANNUITANT
      DEATH BENEFIT/OPTIONAL FEATURE                  ON THE CONTRACT DATE
      --------------------------------------    --------------------------------
      Standard Death Benefit                                   85
      Enhanced Death Benefit                                   75
      Enhanced Stepped-Up Provision (E.S.P)                    75

Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your financial adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-866-291-2474.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Initial Purchase Payments plus the total of all subsequent Purchase Payments may total over $1,000,000 only with our prior consent. We may restrict Purchase Payments into the Fixed Account whenever the current credited interest rate for the Fixed Account is equal to the minimum guaranteed rate specified in your Contract.

We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.

We will credit any subsequent Purchase Payment to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New

York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. Normally, we calculate the value of an Accumulation Unit for each funding option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

The Underlying Funds offered though this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the Company considers during the initial selection process is whether the Underlying Fund or an affiliate of the Underlying Fund will compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the Fund, the Fund's investment advisor, or its distributor. Finally, when the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product), the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

Each Underlying Fund is reviewed periodically after having been selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments to an Underlying Fund if the Company determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets.

In addition, if any of the Underlying Funds become unavailable for allocating Purchase Payments, or if we believe that further investment in an Underlying Fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

You will find detailed information about the Underlying Funds and their inherent risks in the current prospectuses for the Underlying Funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your registered representative or call 1-866-291-2474 to request copies of the prospectuses.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, the Company and TDLLC have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the Underlying Funds under which the Company and TDLLC receive payments in connection with our provision of administrative, marketing or other support services to the Funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and TDLLC incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these fees.

The payments are generally based on a percentage of the average assets of each Underlying Fund allocated to the Variable Funding Options under the Contract or other contracts offered by the Company. The amount of the fee that an Underlying Fund and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each Underlying Fund. Aggregate fees relating to the different Underlying Funds may be as much as 0.65% of the average net assets of an Underlying Fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the Distribution and/or Service Fees (12b-1 fees) that are paid by an Underlying Fund out its assets as part of its Total Annual Operating Expenses.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

               FUNDING                                     INVESTMENT                                   INVESTMENT
                OPTION                                     OBJECTIVE                                ADVISER/SUBADVISER
---------------------------------------    -------------------------------------------    -----------------------------------------
Money Market Portfolio                     Seeks high current return with                 Travelers Asset Management
                                           preservation of capital and liquidity.         International Company LLC ("TAMIC")
                                           The Fund normally invests in high-quality
                                           short term money market instruments.
AIM VARIABLE INSURANCE FUNDS
   AIM V.I. Capital Appreciation Fund --   Seeks growth of capital. The Fund invests      A I M Advisors, Inc.
     Series II Shares                      principally in common stocks of companies
                                           expected to benefit from new or
                                           innovative products, services or
                                           processes and those that have
                                           above-average long-term earnings and have
                                           excellent prospects for future growth.

   AIM V.I. Mid Cap Core Equity Fund --    The Fund invests, normally, at least 80%       A I M Advisors, Inc.
     Series II Shares                      of its net assets plus the amount of any
                                           borrowings for investment purposes, in
                                           equity securities, including convertible
                                           securities, of mid-capitalization
                                           companies.
FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST
   Franklin Rising Dividends               Seeks long-term capital appreciation,          Franklin Advisory Services, LLC
     Securities Fund -- Class 2 Shares     with preservation of capital is an
                                           important consideration. The Fund
                                           normally invests at least 80% of its net
                                           assets in investments of companies that
                                           have paid rising dividends.

   Franklin Small-Mid Cap Growth           Seeks long-term capital growth. The Fund       Franklin Advisers, Inc.
     Securities Fund -- Class 2 Shares     normally invests at least 80% of its net
                                           assets in investments of small
                                           capitalization and mid capitalization
                                           companies.

   Templeton Foreign Securities Fund --    Seeks long-term capital growth. The Fund       Templeton Investment Counsel, LLC
     Class 2 Shares                        normally invests at least 80% of its net
                                           assets in investments of issuers located
                                           outside of the U.S., including those in
                                           emerging markets.
GREENWICH STREET SERIES FUND
   Salomon Brothers Variable               Seeks capital appreciation. The Fund           Salomon Brothers Asset Management, Inc.
     Aggressive Growth Fund --             normally invests in common stocks of
     Class II Shares                       companies that the manager believes are
                                           experiencing or will experience growth in
                                           earnings and/or cash flow that exceeds
                                           the average rate of earnings growth of
                                           the companies that comprise the S&P 500.

               FUNDING                                  INVESTMENT                               INVESTMENT
                OPTION                                  OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    ------------------------------------------    -----------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
   Oppenheimer Capital Appreciation        Seeks capital appreciation. The Fund          Oppenheimer Funds, Inc.
     Fund/VA -- Service Shares             normally invests in securities of
                                           well-known, established companies.

   Oppenheimer Global Securities           Seeks long-term capital appreciation. The     Oppenheimer Funds, Inc.
     Fund/VA -- Service Shares             Fund normally invests in common stocks of
                                           foreign issuers, "growth-type" companies,
                                           cyclical industries and special
                                           situations that are considered to have
                                           appreciation possibilities.
PIONEER VARIABLE CONTRACTS TRUST
   Pioneer America Income VCT              Seeks as high a level of current income       Pioneer Investment Management, Inc.
     Portfolio -- Class II Shares          as is consistent with preservation of
                                           capital.

   Pioneer Balanced VCT Portfolio --       Seeks capital growth and current income       Pioneer Investment Management, Inc.
     Class II Shares                       by actively managing investments in a         Subadviser: Prudential Investment
                                           diversified portfolio of equity               Management, Inc.
                                           securities.

   Pioneer Cullen Value VCT Portfolio --   Seeks capital appreciation, with current      Pioneer Investment Management, Inc.
     Class II Shares                       income as a secondary objective.              Subadviser: Cullen Capital Management, Inc.


   Pioneer Emerging Markets VCT            Seeks long-term growth of capital.            Pioneer Investment Management, Inc.
     Portfolio -- Class II Shares

   Pioneer Equity Income VCT               Seeks current income and long-term growth     Pioneer Investment Management, Inc.
     Portfolio -- Class II Shares          of capital from a portfolio consisting
                                           primarily of income producing equity
                                           securities of U.S. corporations.

   Pioneer Equity Opportunities VCT        Seeks long-term capital growth. As a          Pioneer Investment Management, Inc.
     Portfolio -- Class II Shares          secondary objective, the portfolio may
                                           seek income.

   Pioneer Europe VCT Portfolio --         Seeks long-term growth of capital.            Pioneer Investment Management, Inc.
     Class II Shares

   Pioneer Fund VCT Portfolio --           Seeks reasonable income and capital           Pioneer Investment Management, Inc.
     Class II Shares                       growth. The Fund normally invests in
                                           equity securities believed to be selling
                                           at reasonable prices or discounts to
                                           their underlying values.

   Pioneer Global High Yield VCT           Seeks to maximize total return through a      Pioneer Investment Management, Inc.
     Portfolio -- Class II Shares          combination of income and capital
                                           appreciation.

   Pioneer Growth Shares VCT               Seeks appreciation of capital.                Pioneer Investment Management, Inc.
     Portfolio -- Class II Shares

   Pioneer High Yield VCT Portfolio --     Seeks to maximize total return through a      Pioneer Investment Management, Inc.
     Class II Shares                       combination of income and capital
                                           appreciation.

   Pioneer Ibbotson Aggressive             Seeks long-term growth of capital.            Pioneer Investment Management, Inc.
     Allocation VCT Portfolio --                                                         Subadviser: Ibbotson Associates, LLC
     Class II Shares

   Pioneer Ibbotson Growth Allocation      Seeks long-term capital growth and            Pioneer Investment Management, Inc.
     VCT Portfolio -- Class II Shares      current income.                               Subadviser: Ibbotson Associates, LLC

   Pioneer Ibbotson Moderate               Seeks long-term capital growth and            Pioneer Investment Management, Inc.
     Allocation VCT Portfolio --           current income.                               Subadviser: Ibbotson Associates, LLC
     Class II Shares

   Pioneer International Value VCT         Seeks long-term capital growth.               Pioneer Investment Management, Inc.
     Portfolio -- Class II Shares

   Pioneer Mid Cap Value VCT               Seeks capital appreciation. The Fund          Pioneer Investment Management, Inc.
     Portfolio -- Class II Shares          normally invests in the equity securities
                                           of mid-size companies.

   Pioneer Oak Ridge Large Cap Growth      Seeks capital appreciation.                   Pioneer Investment Management, Inc.
     VCT Portfolio -- Class II Shares                                                    Subadviser: Oak Ridge Investments, LLC

   Pioneer Papp America-Pacific Rim        Seeks long term capital growth.               Pioneer Investment Management, Inc.
     VCT Portfolio                                                                       Subadviser: L. Roy Papp & Associates, LLP

   Pioneer Papp Small and Mid Cap          Seeks long term capital growth.               Pioneer Investment Management, Inc.
     Growth Portfolio VCT -- Class II                                                    Subadviser: L. Roy Papp & Associates, LLP
     Class II Shares

   Pioneer Real Estate Shares VCT          Seeks long-term growth of capital.            Pioneer Investment Management, Inc.
     Portfolio -- Class II Shares          Current income is a secondary objective.

               FUNDING                                     INVESTMENT                                  INVESTMENT
                OPTION                                     OBJECTIVE                               ADVISER/SUBADVISER
---------------------------------------    ------------------------------------------    -----------------------------------------
   Pioneer Small Cap Value VCT             Seeks capital growth by investing in a        Pioneer Investment Management, Inc.
     Portfolio -- Class II Shares          diversified portfolio of  securities
                                           consisting primarily of common stock.

   Pioneer Small Company VCT               Seeks capital growth.                         Pioneer Investment Management, Inc.
     Portfolio -- Class II Shares

   Pioneer Strategic Income VCT            Seeks a high level of current income.         Pioneer Investment Management, Inc.
     Portfolio -- Class II Shares

   Pioneer Value VCT Portfolio --          Seeks reasonable income and capital           Pioneer Investment Management, Inc.
     Class II Shares                       growth.

SALOMON BROTHERS VARIABLE SERIES FUNDS INC.

   All Cap Fund -- Class II                Seeks capital appreciation. The Fund          Salomon Brothers Asset Management, Inc.
                                           normally invests in common stocks and
                                           their equivalents of companies the
                                           manager believes are undervalued in the
                                           marketplace.

   Total Return Fund -- Class II           Seeks above average income (compared to a     Salomon Brothers Asset Management, Inc.
                                           portfolio invested entirely in equity
                                           securities). Secondarily seeks growth of
                                           capital and income.  The Fund normally
                                           invests in a broad range of equity and
                                           fixed-income securities of U.S. and
                                           foreign issuers.


                                  FIXED ACCOUNT
--------------------------------------------------------------------------------

We may offer our Fixed Account as a funding option. Please refer to your Contract and Appendix A for more information.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

       o the ability for you to make withdrawals and surrenders under the Contracts

       o the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

       o the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)

       o administration of the annuity options available under the Contracts, and

       o   the distribution of various reports to Contract Owners

Costs and expenses we incur include:

       o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

       o sales and marketing expenses including commission payments to your sales agent, and

       o   other costs of doing business

Risks we assume include:

       o that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

       o that the amount of the death benefit will be greater than the Contract Value, and

       o that the costs of providing the services and benefits under the Contracts will exceed the charges deducted

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which Purchase Payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for seven full years. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:

              YEARS SINCE PURCHASE PAYMENT MADE            WITHDRAWAL CHARGE
        ---------------------------------------------  -------------------------
         GREATER THAN OR EQUAL TO     BUT LESS THAN
        --------------------------- -----------------
                 0 years                 2 years                  6%
                 2 years                 4 years                  5%
                 4 years                 5 years                  4%
                 5 years                 6 years                  3%
                 6 years                 7 years                  2%
                7 + years                                         0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

     (a)  any Purchase Payment to which no withdrawal charge applies then

     (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

     (c) any remaining Purchase Payment to which a withdrawal charge applies (on a first-in, first-out basis), then

     (d)  any Contract earnings

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if Purchase Payments are distributed:

      o due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)

      o   if a lifetime annuity payout has begun

      o if you elect Annuity Payments for a fixed period of at least five year's duration, or

      o   under our Managed Distribution Program

FREE WITHDRAWAL ALLOWANCE

Beginning in the second Contract Year, you may withdraw up to 10% of the Contract Value annually. We calculate the available withdrawal amount as of the end of the previous Contract Year. If you have Purchase Payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance or (b) the total amount of Purchase Payments no longer subject to a withdrawal charge. Any free withdrawal taken will reduce Purchase Payments no longer subject to a withdrawal charge. The free withdrawal provision applies to all withdrawals except those transferred directly to annuity contracts issued by other financial institutions. The free withdrawal amount is not cumulative from year to year.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $30 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e., calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge from the Fixed Account or:

     (1)  from the distribution of death proceeds;

     (2)  after an annuity payout has begun; or

     (3) if the Contract Value on the date of assessment equals or is greater than $40,000.

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, a maximum of 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product, and is equal to 1.40% for the Standard Death Benefit and 1.60% for the Enhanced Death Benefit annually. We reserve the right to lower this charge at any time. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 0.20% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both under age 75 on the Contract Date.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE

If you elect to add a GMWB rider to your contract, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge depends on which GWMB rider you select. The current charge for each rider is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

GUARANTEED MINIMUM ACCUMULATION BENEFIT CHARGE

If the GMAB option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 0.50% of the amounts held in each funding option.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

              YEARS SINCE PURCHASE PAYMENT MADE             WITHDRAWAL CHARGE
        -----------------------------------------------  -----------------------
         GREATER THAN OR EQUAL TO     BUT LESS THAN
        --------------------------- -------------------
                 0 years                 2 years                   6%
                 2 years                 4 years                   5%
                 4 years                 5 years                   4%
                 5 years                 6 years                   3%
                 6 years                 7 years                   2%
                7 + years                                          0%

Please refer to Payment Options for a description of this benefit.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS
--------------------------------------------------------------------------------

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

THE CONTRACT IS INTENDED FOR USE AS A LONG-TERM INVESTMENT VEHICLE AND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR EXCESSIVE TRADING OR MARKET TIMING IN AN ATTEMPT TO TAKE ADVANTAGE OF SHORT-TERM FLUCTUATIONS IN THE STOCK MARKET. EXCESSIVE TRADING IS DISRUPTIVE TO THE MANAGEMENT OF AN UNDERLYING FUND AND INCREASES OVERALL COSTS TO ALL INVESTORS IN THE UNDERLYING FUND. If, in our sole discretion, we determine you are engaging in excessive trading activity, trading activity that we believe is indicative of market timing, or any similar trading activity which will potentially hurt the rights or interests of other Contract Owners, we will exercise our contractual right to restrict your number of transfers to one every six months. We will notify you in writing if we choose to exercise our contractual right to restrict your transfers.

In determining whether we believe you are engaged in excessive trading or market timing activity, we will consider, among other things, the following factors:

               o   the dollar amount you request to transfer;

               o the number of transfers you made within the previous three months;

               o whether your transfers follow a pattern designed to take advantage of short term market fluctuations; and

               o whether your transfers are part of a group of transfers made by a third party on behalf of several individual Contract Owners.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program, or, if applicable, any asset allocation program described in this prospectus are not treated as a transfer when we evaluate trading patterns for market timing or excessive trading.

In addition to the above, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

               o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or

               o reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

We will notify you in writing before we restrict your right to request transfers through such market timing firm or other third party.

The policy of the Company is to seek to apply its anti-market timing and excessive trading procedures uniformly. These procedures, however, will not prevent all excessive trading and market timing activity from occurring. For example:

      o Some of the Underlying Funds are available as investments for variable insurance contracts offered by other insurance companies. These other insurance companies may have different procedures to prevent excessive trading and market timing activity or may not have any such procedures because of contractual limitations.

      o The Company issues Contracts to qualified retirement plans that request financial transactions with the Company on an omnibus basis on behalf of all plan participants. These plans generally employ a record-keeper to maintain records of participant financial activity. Because the Company does not have the records to monitor the trading activity of the individual participants, the Company may not be able to identify plan participants who may be engaging in excessive trading or market timing activity and/or may not be able to apply its contractual trade restrictions to such participants.

      o There may be other circumstances where the Company does not identify trading activity as market timing or excessive trading or take action to restrict trading activity that does not qualify as excessive trading or market timing activity under our current anti-market timing procedures. For example, Contract Owners may engage in trading activity involving dollar amounts that are less than the threshold that we use for trade surveillance. Or, Contract Owners may request trades in a frequency or pattern that does not qualify as excessive trading or market timing activity under our current anti-market timing procedures.

Excessive trading and market timing activity increases the overall transaction costs of an Underlying Fund, which may serve to decrease the Underlying Fund's performance. Further, excessive trading and market timing activity may disrupt the management of an Underlying Fund because the portfolio's advisor must react to frequent requests to purchase and redeem investments.

FUTURE MODIFICATIONS. We will continue to monitor the transfer activity occurring among the Variable Funding Options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all Contract Owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under a 6 Month, 12 Month or 24 Month program. The programs will generally have different credited interest rates. We must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. Under each program, the interest will accrue only on the remaining amounts in the Special DCA Program. For example, under the 12 Month program, the interest will accrue up to 12 months only on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-program funds.

You may only have one DCA Program or Special DCA Program in place at one time.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the DCA Program.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge, outstanding loans, and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals upon 30 days' written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. There is no additional fee for electing systematic withdrawals. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM

Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See "Federal Tax Considerations.") These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program

LOANS

Loans may be available under your Contract. Loans may only be taken against funds allocated or transferred to the Fixed Account. If available, all loan provisions are described in your Contract or loan agreement. You may not elect the GMWB benefit and have a loan on your Contract at the same time. If you anticipate needing a loan, you should not purchase the GMWB benefit.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase PAYMENTS.

JOINT OWNER. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

CONTINGENT ANNUITANT. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living:

      o   the death benefit will not be payable upon the Annuitant's death;

      o   the Contingent Annuitant becomes the Annuitant; and

      o   all other rights and benefits will continue in effect.

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT
--------------------------------------------------------------------------------

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of spousal contract continuance or beneficiary contract continuance ("Death Report Date").

There are age restrictions on certain death benefits (see The Annuity Contract section).

Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "Owner". All death benefits will be reduced by any premium tax and outstanding loans not previously deducted.

DEATH PROCEEDS BEFORE THE MATURITY DATE

STANDARD DEATH BENEFIT

We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax or outstanding loans:

     (1)  the Contract Value

     (2)  your Adjusted Purchase Payment (see below) or*

     (3)  the Step-Up Value (if any, as described below)

ENHANCED DEATH BENEFIT

--------------------------------------------------------------------------------
If the Annuitant dies before
age 80, the death benefit
will be the greatest of:      o   the Contract

                              o   your Adjusted Purchase Payment (see below)*;

                              o the Step-Up Value, if any, as described below or

                              o the Roll-Up Death Benefit Value (as described below)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
If the Annuitant dies on or
after age 80, the death       o   the Contract Value; benefit will be the
                                  greatest of:

                              o   your Adjusted Purchase Payment (see below)* or

                              o the Step-Up Value, if any, as described below or

                              o the Roll-Up Death Benefit Value (as described below) on the Annuitant's 80th birthday, plus any additional Purchase Payments and minus any partial surrender reductions (as described below) that occur after the Annuitant's 80th birthday
--------------------------------------------------------------------------------

--------------
* If you have elected a GMWB Rider (Principal Guarantee) your Adjusted Purchase Payment will NOT be calculated as described below but will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date you purchase the rider.

ADJUSTED PURCHASE PAYMENT. The initial Adjusted Purchase Payment is equal to the initial Purchase Payment. Whenever an additional Purchase Payment is made, the Adjusted Purchase Payment is increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the Adjusted Purchase Payment is reduced by a Partial Surrender Reduction, described below.

STEP-UP VALUE

The Step-Up Value will initially equal the Contract Value on the first Contract Date anniversary. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of that Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a partial surrender reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or partial surrenders as described below.

ROLL-UP DEATH BENEFIT VALUE

On the Contract Date, the Roll-Up Death Benefit Value is equal to the Purchase Payment. On each Contract Date anniversary, the Roll-Up Death Benefit Value will be recalculated to equal a) plus b) minus c), increased by 5%, where:

     a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

     b)   is any Purchase Payment made during the previous Contract Year

     c) is any Partial Surrender Reduction (as described below) during the previous Contract Year.

On dates other than the Contract Date anniversary, the Roll-Up Death Benefit Value will equal a) plus b) minus c) where:

     a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

     b) is any Purchase Payment made since the previous Contract Date anniversary

     c) is any Partial Surrender Reduction (as described below) since the previous Contract Date anniversary

The maximum Roll-Up Death Benefit equals 200% of the difference between all Purchase Payments and all partial surrender reductions** (as described below).

--------------
** Your Roll-Up Death Benefit will be subjected to the partial surrender reduction below even if you have elected the GMWB Rider (Principal Guarantee).

PARTIAL SURRENDER REDUCTIONS

ADJUSTED PURCHASE PAYMENT: The Partial Surrender Reduction equals (1) the Adjusted Purchase Payment in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender.

For example, assume your current Contract Value is $55,000. If your current Adjusted Purchase Payment is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Adjusted Purchase Payment as follows:

       50,000 X (10,000/55,000) = 9,090

Your new Adjusted Purchase Payment would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Adjusted Purchase Payment is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Adjusted Purchase Payment as follows:

       50,000 X (10,000/30,000) = 16,666

Your new Adjusted Purchase Payment would be 50,000-16,666, or $33,334.

STEP-UP AND ROLL-UP VALUE: The Partial Surrender Reduction equals (1) the death benefit value (Step-Up or Roll-Up Value) in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender.

For example, assume your current Contract Value is $55,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:

       50,000 X (10,000/55,000) = 9,090

Your new Step-Up Value would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:

       50,000 X (10,000/30,000) = 16,666

Your new Step-Up Value would be 50,000-16,666, or $33,334.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

THE RIDER EFFECTIVE DATE is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT is equal to the Contract Value as of the rider effective date. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

       50,000 X (10,000/55,000) = 9,090

You new modified Purchase Payment would be $50,000 -- $9,090 = $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

       50,000 X (10,000/30,000) = 16,666

Your new modified Purchase Payment would be 50,000 -- 16,666 = $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                                                     NON-QUALIFIED CONTRACTS

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 MANDATORY
    BEFORE THE MATURITY DATE,              THE COMPANY WILL                                                    PAYOUT RULES
      UPON THE DEATH OF THE              PAY THE PROCEEDS TO:       UNLESS. . .                                   APPLY*
-------------------------------------------------------------------------------------------------------------------------------
OWNER (WHO IS NOT THE ANNUITANT)       The beneficiary(ies),        Unless, the beneficiary elects to       Yes
(WITH NO JOINT OWNER)                  or if none, to the           continue the Contract rather than
                                       Contract Owner's estate.     receive the distribution.

-------------------------------------------------------------------------------------------------------------------------------
OWNER (WHO IS THE ANNUITANT)           The beneficiary(ies),        Unless, the beneficiary elects to       Yes
(WITH NO JOINT OWNER)                  or if none, to the           continue the Contract rather than
                                       Contract Owner's estate.     receive the distribution.

-------------------------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO IS        The surviving joint                                                  Yes
NOT THE ANNUITANT)                     owner.

-------------------------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO IS        The beneficiary(ies),        Unless the beneficiary elects to        Yes
THE ANNUITANT)                         or if none, to the           continue the Contract rather than
                                       surviving joint owner.       receive the distribution.

-------------------------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS NOT        The surviving joint          Unless the spouse elects to             Yes
THE ANNUITANT)                         owner.                       continue the Contract.

-------------------------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS THE        The beneficiary(ies)         Unless the spouse elects to             Yes
ANNUITANT)                             or, if none, to the          continue the Contract.
                                       surviving joint owner.
                                                                    A spouse who is not the
                                                                    beneficiary may decline to
                                                                    continue the Contract and instruct
                                                                    the Company to pay the beneficiary
                                                                    who may elect to continue the
                                                                    Contract.

-------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS NOT THE              The beneficiary(ies),        Unless the beneficiary elects to        Yes
CONTRACT OWNER)                        or if none, to the           continue the Contract rather than
                                       Contract Owner.              receive the distribution.

                                                                    But, if there is a Contingent
                                                                    Annuitant, then, the Contingent
                                                                    Annuitant becomes the Annuitant
                                                                    and the Contract continues in
                                                                    effect (generally using the
                                                                    original Maturity Date). The
                                                                    proceeds will then be paid upon
                                                                    the death of the Contingent
                                                                    Annuitant or owner.

-------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS THE CONTRACT         See death of "owner who                                              Yes
OWNER)                                 is the Annuitant" above.

-------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHERE OWNER IS A            The beneficiary(ies) or                                              Yes.  Death of
NON-NATURAL ENTITY/TRUST)              if none, to the owner.                                               Annuitant is
                                                                                                            treated as death
                                                                                                            of the owner in
                                                                                                            these
                                                                                                            circumstances.

-------------------------------------------------------------------------------------------------------------------------------
BENEFICIARY                            No death proceeds are                                                N/A
                                       payable; Contract
                                       continues.

-------------------------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY                 No death proceeds are                                                N/A
                                       payable; Contract
                                       continues.

-------------------------------------------------------------------------------------------------------------------------------

                                                       QUALIFIED CONTRACTS

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 MANDATORY
    BEFORE THE MATURITY DATE,              THE COMPANY WILL                                                    PAYOUT RULES
      UPON THE DEATH OF THE              PAY THE PROCEEDS TO:       UNLESS. . .                                   APPLY*
-------------------------------------------------------------------------------------------------------------------------------
OWNER / ANNUITANT                      The beneficiary(ies), or      Unless the beneficiary elects to       Yes
                                       if none, to the Contract      continue the Contract rather than
                                       Owner's estate.               receive a distribution.

BENEFICIARY                            No death proceeds are                                                N/A
                                       payable; Contract
                                       continues.

CONTINGENT BENEFICIARY                 No death proceeds are                                                N/A
                                       payable; Contract
                                       continues.

-------------------------------------------------------------------------------------------------------------------------------

--------------
* Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. For Qualified Contracts, if mandatory distributions have begun at the Annuitant's death, the 5 year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments made to the Contract after the Death Report Date will be subject to the withdrawal charge. All other contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

       o   transfer ownership

       o   take a loan

       o   make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

       o as a variable or fixed annuity for life or a period that does not exceed the beneficiary's life expectancy; or

       o under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(ies) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity option then in effect.

                                 LIVING BENEFITS
--------------------------------------------------------------------------------

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")

For an additional charge, you may elect an optional rider for your contract that provides a Guaranteed Minimum Withdrawal Benefit, or "GMWB". A GMWB rider is designed to protect your investment from poor market performance, as long as you do not withdraw more than a certain amount from your contract each year.

AVAILABILITY AND ELIGIBILITY We offer different GMWB riders so that you can choose the level of benefits and costs that makes the most sense for you. This prospectus offers three different GMWB riders, and the availability of each depends on when you purchase your Contract and your state of residence. The three GMWB riders described in this prospectus are called "GMWB I", "GMWB II", and "GMWB III". The availability of each rider is shown below.

                                                  AVAILABLE GMWB RIDERS

--------------------------- --------------------------------- -------------------------------- --------------------------------
NAME OF RIDER:              GMWB I                            GMWB II                          GMWB III
--------------------------- --------------------------------- -------------------------------- --------------------------------
ALSO CALLED:                Principal                         Principal                        Principal
                            Guarantee                         Guarantee 5/10                   Guarantee 5
--------------------------- --------------------------------- -------------------------------- --------------------------------
AVAILABILITY:               Not available for purchase        Available on or after            Available on or after
                            on or after March 21, 2005,       March  21, 2005 if approved      March 21, 2005 if approved
                            unless GMWB II is not             in your state                    in your state
                            approved in your state

--------------------------- --------------------------------- -------------------------------- --------------------------------

You may elect a GMWB rider only at the time of your initial purchase of the Contract. You may not elect a GMWB rider if you have also elected the GMAB rider offered under this Contract. You may not elect a GMWB rider if you have a loan outstanding, and you may not take out a loan once you elect a GMWB rider.

REMAINING BENEFIT BASE ("RBB") For all GMWB riders, the amount of your investment that is guaranteed is called the "remaining benefit base" or "RBB." Your initial RBB is equal to your initial Purchase Payment if you elect GMWB when you purchase your contract. The RBB is not a lump sum guarantee, rather, it is the amount that we guarantee to return to you through a series of payments that annually do not exceed a percentage of your RBB.

ANNUAL WITHDRAWAL BENEFIT ("AWB") The annual percentage of your RBB that is available for withdrawal is called the "annual withdrawal benefit" or "AWB". Each year you may take withdrawals that do not exceed your AWB until your RBB is depleted. Each year you may take your AWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of, or none of, your AWB in any given year, your AWB in any subsequent year will not be increased. In that case you are choosing to deplete your RBB over a longer period of time.

The AWB is a percentage of your RBB and depends on which GMWB rider you select. Your initial AWB is calculated as a percentage of the RBB immediately before your first withdrawal:

                                        GMWB I         GMWB II       GMWB III
                                    --------------  -------------- -------------
If you make your first withdrawal
BEFORE the 3rd anniversary after
you purchase GMWB:                     5% of RBB       5% of RBB      5% of RBB
If you make your first withdrawal
AFTER the 3rd anniversary after
you purchase GMWB:                    10% of RBB      10% of RBB     5% of RBB

ADDITIONAL PREMIUM Currently, additional Purchase Payments serve to increase your RBB and AWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original AWB as shown above.

We reserve the right not to include additional Purchase Payments into the calculation of the RBB or AWB.

WITHDRAWALS When you make a withdrawal, your AWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase or reset of GMWB (or "GMWB Anniversary"), including the current withdrawal, does not exceed your AWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.

However, if you make a withdrawal so that the total of all your withdrawals since your GMWB anniversary, including the current withdrawal, exceeds your AWB immediately prior to the current withdrawal, we will recalculate both your RBB and AWB. The recalculation depends on which GMWB rider you select:

IF YOU SELECT GMWB II OR GMWB III:

       o To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
           2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

       o To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

IF YOU PURCHASED GMWB I:

       o To recalculate your RBB, we reduce your RBB by a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
           2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

       o To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

We will waive any surrender charge on amounts that you withdraw up to your AWB, or on amounts up to the amount withdrawn under our Managed Distribution Program, even if such annual amount withdrawn is greater than your free withdrawal allowance.

WITHDRAWAL EXAMPLES The following examples are intended to illustrate the effect of withdrawals on your RBB and AWB, depending on which GMWB rider you select. Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $10,000 after your first GMWB Anniversary:

                   WITHDRAWAL EXAMPLE FOR GMWB II AND GMWB III

-------------------- ------------------------------------------------------- ---------------------------------------------------
                                 ASSUMES 15% GAIN ON INVESTMENT                        ASSUMES 15% LOSS ON INVESTMENT
-------------------- ------------------------------------------------------- ---------------------------------------------------
                       CONTRACT                                               CONTRACT
                         VALUE             RBB                AWB (5%)          VALUE             RBB             AWB (5%)
-------------------- ------------ --------------------- -------------------- ----------- -------------------- ------------------
VALUES AS OF
-------------------- ------------ --------------------- -------------------- ----------- -------------------- ------------------
INITIAL GMWB
PURCHASE              $100,000          $100,000              $5,000          $100,000        $100,000             $5,000
-------------------- ------------ --------------------- -------------------- ----------- -------------------- ------------------
IMMEDIATELY PRIOR
TO WITHDRAWAL         $115,000          $100,000              $5,000          $85,000         $100,000             $5,000
-------------------- ------------ --------------------- -------------------- ----------- -------------------- ------------------
PARTIAL WITHDRAWAL       N/A            (100,000           [5,000 X (1-         N/A           (100,000            [5,000 x
REDUCTION (PWR)                    X 10,000/115,000)=    90,000/100,000)]=                X 10,000/85,000)=   (1-88,235/100,000)]=
                                         8,696                  500                            $11,765              $588
-------------------- ------------ --------------------- -------------------- ----------- -------------------- ------------------
GREATER OF PWR OR                       $10,000                                                $11,765
THE DOLLAR AMOUNT
OF THE WITHDRAWAL                    (10,000>8,696)                                        (11,765>10,000)
-------------------- ------------ --------------------- -------------------- ----------- -------------------- ------------------
VALUE IMMEDIATELY
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)            $105,000          $90,000               $4,500          $75,000          $88,235             $4,412
-------------------- ------------ --------------------- -------------------- ----------- -------------------- ------------------
VALUE IMMEDIATELY
AFTER WITHDRAWAL      $105,000          $90,000               $4,500          $75,000          $88,235             $4,412
-------------------- ------------ --------------------- -------------------- ----------- -------------------- ------------------

                          WITHDRAWAL EXAMPLE FOR GMWB I

-------------------- ------------------------------------------------------- ---------------------------------------------------
                                 ASSUMES 15% GAIN ON INVESTMENT                        ASSUMES 15% LOSS ON INVESTMENT
-------------------- ------------------------------------------------------- ---------------------------------------------------
                       CONTRACT                                               CONTRACT
                         VALUE             RBB                AWB (5%)          VALUE             RBB             AWB (5%)
-------------------- ------------ --------------------- -------------------- ----------- -------------------- ------------------
VALUES AS OF

-------------------- ------------ --------------------- -------------------- ----------- ------------------- -------------------
INITIAL GMWB
PURCHASE              $100,000          $100,000              $5,000          $100,000        $100,000             $5,000
-------------------- ------------ --------------------- -------------------- ----------- ------------------- -------------------
IMMEDIATELY PRIOR
TO WITHDRAWAL         $115,000          $100,000              $5,000          $85,000         $100,000             $5,000
-------------------- ------------ --------------------- -------------------- ----------- ------------------- -------------------
IMMEDIATELY AFTER     $105,000           91,304               $4,565          $75,000         $88,235              $4,412
WITHDRAWAL

                                  [100,000 - (100,000     [5,000 - (5,000                    [100,000 -           [5,000 X
                                  X 10,000/115,000)]    X 91,304/100,000)]                    (100,000       (88,235/100,000)]
                                                                                         X 10,000/85,000)]
-------------------- ------------ --------------------- -------------------- ----------- ------------------- -------------------
CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)             $10,000           $8,696                $435           $10,000         $11,265               $588
-------------------- ------------ --------------------- -------------------- ----------- ------------------- -------------------

TAX-QUALIFIED DISTRIBUTION PROGRAMS (GMWB II AND GMWB III ONLY) If you select GMWB II or GMWB III, subject to certain limitations and restrictions, your AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.

For purposes of GMWB II and GMWB III, the following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:

      o Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code ("Code") Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:

               o   a qualified retirement plan (Code Section 401),

               o   a tax-sheltered annuity (Code Section 403(b)),

               o   an individual retirement account (Code Sections 408(a)),

               o   an individual retirement annuity (Code Section 408(b)), or

               o   a qualified deferred compensation plan (Code Section 457).

          Required minimum distribution must be calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before the entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004).

      o Distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life of a designated beneficiary;

      o Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal

          Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program); or

      o Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Beneficiary or the joint lives (or joint life expectancies) of such Beneficiary and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004 -9, Notice 2004-15, page 526. (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program).

You are subject to the following limitations if you if you are taking distributions under a Tax-Qualified Distribution Program:

      o YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB rider, however your RBB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select a frequency of payments. You may change the frequency of your payments only once every two years after your GMWB Anniversary, and you may only make the change during the 30-day period after your GMWB Anniversary. At the time you purchase GMWB, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70 1/2 before the first GMWB anniversary.

           You are advised to take your required distributions prior to purchasing GMWB in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB, you will be limited to taking annual distributions for the first two contract years after which time you can choose an alternate mode of distribution.

      o ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB (a "GMWB Year"). If during any GMWB Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB rider, however for the remainder of the GMWB Year your RBB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.

RESET (GMWB I AND GMWB II ONLY) If you select GMWB I or GMWB II, you may choose to reset your RBB at any time on or after the 5th anniversary of your GMWB purchase. Your new RBB is reset to equal your current Contract Value. You may reset your RBB again every 5 years after the most recent reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on the anniversary of your GMWB purchase.

Each time you reset your RBB, your new AWB will equal a percentage of your new RBB. The percentage used is the same percentage used to calculate your AWB before the reset.

If you are age 95 and are taking withdrawals under a Tax-Qualified Distribution Program, you may not reset if you purchased GMWB II.

Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the current charge in effect at the time of the reset will apply which may be higher than the current charge. Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. In addition, the length of time over which you can expect to receive your RBB will be reset.

INVESTMENT RESTRICTIONS (GMWB II AND GMWB III ONLY)

We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. If we do so we would provide you with asset allocation requirements, and we reserve the right to require periodic rebalancing of Contract value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.

If we restrict allocations to a Variable Funding Option, as of the effective date of the restriction, we will no longer allow additional Purchase Payments to be applied, or transfers of Contract value to be allocated into the restricted Variable Funding Option. Any Contract value previously allocated to a restricted Variable Funding Option will not be subject to the restriction. If we impose a limit on the percentage of Contract value allocated to a Variable Funding Option, as of the effective date of the restriction, we will impose the limit on all subsequent allocations.

GMWB CHARGE The charge for your GMWB rider is different depending on which version of GMWB you choose. For all GMWB riders, the charge is deducted daily from amounts held in each Variable Funding Option. The current charge for each rider, on an annual basis, is shown below. Your current charge will not change unless you reset your benefits, at which time we may modify the charge. In such case the charge will never exceed 1.00%.

                                              GMWB I     GMWB II      GMWB III
                                            ---------- -----------  ------------
Current Annual Charge......................    0.40%      0.50%        0.25%
Maximum Annual Charge After a Reset........    1.00%      1.00%         N/A

MAXIMUM RBB Although we have no current plans to do so, in the future we may impose a maximum RBB. If we do, we would stop including additional Purchase Payments into the calculation of your RBB. If we impose a maximum RBB for Purchase Payments or reset, the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented.

Currently you must obtain our consent to purchase any RBB over $1 million. Purchase Payments under $1 million are not subject to a maximum RBB.

TERMINATION Once you purchase GMWB I, you cannot cancel it. If you select GMWB II or GMWB III, you may terminate your rider at any time after the 5th anniversary of your purchase of GMWB. Once you terminate a GMWB III rider, you cannot re-elect it. You must request your termination in writing. All GMWB riders terminate automatically when you reach the maturity date of your Contract, if your Contract is assigned, or if the rider is exchanged for a similar rider offered by us.

OTHER INFORMATION ABOUT GMWB If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

      o The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or optional benefit, if any, will be paid.

      o The total annual payment amount will equal the AWB and will never exceed your RBB, and

      o We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.

COMPARISON OF IMPORTANT DIFFERENCES BETWEEN GMWB I, II, AND III

The following chart may help you decide which version of GMWB is best for you.

--------------------------------------------------------------------------------------------------------------------------
                                      GMWB I                         GMWB II                         GMWB III
--------------------------------------------------------------------------------------------------------------------------
 AWB                               5% of RBB if first             5% of RBB if first                5% of RBB
                                 withdrawal before 3rd          withdrawal before 3rd
                                      anniversary                    anniversary
                                  10% of RBB if first            10% of RBB if first
                                  withdrawal after 3rd           withdrawal after 3rd
                                      anniversary                    anniversary
--------------------------------------------------------------------------------------------------------------------------
 ANNUAL CHARGE                        0.40%                           0.50%                           0.25%
--------------------------------------------------------------------------------------------------------------------------
 RESET                                 Yes                             Yes                              No
--------------------------------------------------------------------------------------------------------------------------
 CAN I CANCEL MY GMWB?                  No                        Yes, after the 5th             Yes, after the 5th
                                                             anniversary of GMWB purchase   anniversary of GMWB purchase
--------------------------------------------------------------------------------------------------------------------------
 INVESTMENT RESTRICTIONS                No                             Yes                             Yes
--------------------------------------------------------------------------------------------------------------------------
 WAIVER OF RECALCULATION                No                             Yes                             Yes
 OF AWB FOR DISTRIBUTIONS
 FROM TAX-QUALIFIED PLANS
--------------------------------------------------------------------------------------------------------------------------

GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB")

We offer a Guaranteed Minimum Accumulation Benefit rider ("GMAB Rider") for an additional charge. The GMAB Rider guarantees that your Contract Value will not be less than a minimum amount at the end of a specified number of years. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount. If you elect the GMAB Rider, we require that you allocate your Contract Value according to certain limitations and restrictions, and agree to periodic rebalancing of your Contract Value.

Currently, the GMAB Rider may only be elected at the time that you purchase your Contract. We may make the GMAB Rider available to Contracts after their effective date at a later date subject to certain additional terms and restrictions. You may not elect the GMAB Rider if you have also elected the GMWB Rider offered under the Contract.

BENEFIT DESCRIPTION & KEY TERMS

If you elect the GMAB Rider, we guarantee that if your Contract Value is less than your Benefit Base (defined below) on the Rider Maturity Date (defined below), we will apply additional amounts to your Contract to increase your Contract Value so that it is equal to the Benefit Base. Any additional amounts that we apply to your Contract to increase the Contract Value to equal the Benefit Base will be allocated to the money market Subaccount on the Rider Maturity Date. Any such additional amounts will be treated as earnings under your Contract, and will not be subject to a withdrawal charge once they are applied to your Contract.

If your Contract Value is equal to or greater than the Benefit Base on the Rider Maturity Date, the GMAB Rider will terminate and no additional amounts will be applied to your Contract.

BENEFIT BASE: The Benefit Base is equal to the Base Calculation Amount on the Rider Maturity Date and represents the minimum Contract Value that we guarantee on such date. We do not guarantee the Benefit Base on any day other than the Rider Maturity Date. The Benefit Base will not be available for withdrawal nor will it be used to calculate any benefits under the Contract prior to the Rider Maturity Date. The Benefit Base can never be less than zero.

BASE CALCULATION AMOUNT: We calculate the Base Calculation Amount to determine the Benefit Base. On the Rider Effective Date, the Base Calculation Amount is equal to your initial Purchase Payment. Aggregate Purchase Payments over $1 million are subject to our consent, including our consent to limit the Base Calculation Amount applicable to your GMAB Rider. We may impose a maximum Base Calculation Amount (and thereby, a maximum Benefit Base) in the future for Contract Owners who elect the GMAB Rider, but the maximum Base Calculation Amount will never be less than the Base Calculation Amount to which we have previously consented. We reserve the right to restrict increases in your maximum Base Calculation Amount based on subsequent Purchase Payments if such Purchase Payments would cause you Base Calculation Amount to be greater than our maximum Base Calculation Amount. We will not limit or impose a maximum Base Calculation Amount if your aggregate Purchase Payments are under $1 million. If you purchase more than one contract issued by the Company in the same calendar year and elect the GMAB Rider on each contract, the $1,000,000 Benefit Base maximum may be applied to the aggregate Benefit Base for all contracts. State variations may apply.

The Base Calculation Amount will not be used to calculate any benefits under the Contract, other than the GMAB Rider Liquidity Option described below. The Base Calculation Amount can never be less than zero. The Base Calculation Amount may change between the Rider Effective Date and Rider Maturity Date if you make additional Purchase Payments or request withdrawals from your Contract.

      o If you make an additional Purchase Payment(s) within 12 months after the Rider Effective Date, we will increase the Base Calculation Amount by the amount of the Purchase Payment. If you make an additional Purchase Payment(s) more than 12 months after the Rider Effective Date, we will not increase the Base Calculation Amount; however your Contract Value will increase, reflecting the amount of the Purchase Payment. You should consider this prior to making an additional Purchase Payment more than 12 months after the Rider Effective Date.

      o If you request a partial withdrawal, we will decrease the Base Calculation Amount in effect as of the date of the request by the actual dollar amount of the withdrawal or the Partial Withdrawal Reduction amount, whichever is greater. The Partial Withdrawal Reduction amount is equal to the Base Calculation Amount in effect immediately prior to the reduction for the partial withdrawal multiplied by the actual amount of the partial withdrawal divided by the Contract Value immediately prior to the partial withdrawal. When determining the impact of a partial withdrawal on the Base Calculation Amount, the actual amount of the partial withdrawal will include any contingent deferred sales charges and taxes that were deducted at the time of the partial withdrawal.

RIDER MATURITY DATE: The Rider Maturity Date is the anniversary of the Rider Effective Date that corresponds to the number of years you elect as the Rider Period (described below).

RIDER PERIOD: The Rider Period is the number of years you select between the Rider Effective Date and the Rider Maturity Date. Currently, we only offer a Rider Period of ten (10) years. We may offer Rider Periods of lesser or greater duration available in the future, subject to additional terms, conditions and limitations.

EXAMPLES OF BENEFIT BASE/BASE CALCULATION AMOUNT

Below are examples of how we determine the Benefit Base and Base Calculation Amount, as well as examples showing the impact of subsequent Purchase Payments and partial withdrawals. For purposes of each example below, assume that you elect the GMAB Rider on the effective date of your Contract and that your initial Purchase Payment is $100,000.

The example below illustrates the impact of the guarantee provided under the GMAB Rider assuming that your Contract Value increases or decreases during the Rider Period.

                               EXAMPLES OF GMAB RIDER ON THE RIDER MATURITY DATE

                     ==================================================== ===================================================
                                  INCREASING CONTRACT VALUE                            DECLINING CONTRACT VALUE
                     ---------------------------------------------------- ---------------------------------------------------
                                             BASE                                                 BASE
                                         CALCULATION                                          CALCULATION
                      CONTRACT VALUE        AMOUNT        BENEFIT BASE     CONTRACT VALUE        AMOUNT        BENEFIT BASE
==================== ----------------- ----------------- ---------------- ----------------- ----------------- ---------------
VALUE AS OF GMAB
RIDER EFFECTIVE
DATE                     $100,000          $100,000      Not Applicable       $100,000          $100,000      Not Applicable
-------------------- ----------------- ----------------- ---------------- ----------------- ----------------- ---------------
VALUE AS OF RIDER
MATURITY DATE            $115,000          $100,000         $100,000          $85,000           $100,000         $100,000
-------------------- ----------------- ----------------- ---------------- ----------------- ----------------- ---------------
AMOUNT APPLIED TO
CONTRACT VALUE DUE
TO GMAB RIDER                               $0(1)                                              $15,000(2)
==================== ================= ================= ================ ================= ================= ===============

--------------
(1) If your Contract Value on the GMAB Rider Maturity Date is equal to or greater than the Benefit Base, we will not apply any additional amounts to your Contract Value. Your GMAB Rider will terminate and we will no longer deduct the annual charge for the rider.

(2) If your Contract Value on the GMAB Rider Maturity Date is less than the Benefit Base, we will apply additional amounts to your Contract Value so that it is equal to the Benefit Base. The additional amount will be added to the money market Subaccount.

The example below illustrates the impact of making an additional $10,000 Purchase Payment while the GMAB Rider is in effect, specifically the different manner in which we will treat Purchase Payments for purpose of determining the Base Calculation Amount based on when the Purchase Payment is made.

                          EXAMPLES OF ADDITIONAL PURCHASE PAYMENTS -- IMPACT ON BASE CALCULATION AMOUNT

                     ==================================================== ===================================================
                        ADDITIONAL PURCHASE PAYMENT WITHIN 12 MONTHS         ADDITIONAL PURCHASE PAYMENT AFTER 12 MONTHS
                     ---------------------------------------------------- ---------------------------------------------------
                                                              BASE                                                 BASE
                                           PURCHASE        CALCULATION                          PURCHASE       CALCULATION
                      CONTRACT VALUE       PAYMENT           AMOUNT        CONTRACT VALUE       PAYMENT           AMOUNT
==================== ----------------- ----------------- ---------------- ----------------- ----------------- ---------------
VALUE AS OF GMAB
RIDER EFFECTIVE
DATE                     $100,000          $100,000         $100,000          $100,000          $100,000         $100,000
-------------------- ----------------- ----------------- ---------------- ----------------- ----------------- ---------------
VALUE BEFORE
ADDITIONAL
PURCHASE PAYMENT         $120,000       Not Applicable      $100,000          $120,000       Not Applicable      $100,000
-------------------- ----------------- ----------------- ---------------- ----------------- ----------------- ---------------
VALUE AFTER
ADDITIONAL
PURCHASE PAYMENT         $130,000          $10,000          $110,000          $130,000          $10,000          $100,000
-------------------- ----------------- ----------------- ---------------- ----------------- ----------------- ---------------

The example below illustrates the impact of making a $10,000 partial withdrawal while the GMAB Rider is in effect, specifically the difference in the manner in which a partial withdrawal affects your Base Calculation Amount in an increasing market versus a decreasing market. The example assumes that the partial withdrawal does not qualify under the GMAB Rider Liquidity Option described below.

                               EXAMPLES OF PARTIAL WITHDRAWALS -- IMPACT ON BASE CALCULATION AMOUNT

                             ================================================================================================
                                                           ASSUMING INCREASING CONTRACT VALUE
                             ------------------------------------------------------------------------------------------------
                                                                                                             REDUCTION TO
                              CONTRACT      BASE CALCULATION    PARTIAL WITHDRAWAL    PARTIAL SURRENDER    BASE CALCULATION
                                VALUE            AMOUNT               AMOUNT              REDUCTION             AMOUNT
============================ ------------ --------------------- -------------------- --------------------- ------------------
VALUE AS OF GMAB RIDER
EFFECTIVE DATE                $100,000          $100,000          Not Applicable        Not Applicable      Not Applicable
---------------------------- ------------ --------------------- -------------------- --------------------- ------------------
VALUE IMMEDIATELY PRIOR TO
PARTIAL WITHDRAWAL            $115,000          $100,000          Not Applicable        Not Applicable      Not Applicable
---------------------------- ------------ --------------------- -------------------- --------------------- ------------------
VALUE IMMEDIATELY
FOLLOWING PARTIAL
WITHDRAWAL                    $105,000          $90,000               $10,000               $8,696              $10,000
============================ ============ ===================== ==================== ===================== ==================

                                                            ASSUMING DECLINING CONTRACT VALUE

                             ------------------------------------------------------------------------------------------------
                                                                                                             REDUCTION TO
                              CONTRACT      BASE CALCULATION    PARTIAL WITHDRAWAL    PARTIAL SURRENDER    BASE CALCULATION
                                VALUE            AMOUNT               AMOUNT              REDUCTION             AMOUNT
============================ ------------ --------------------- -------------------- --------------------- ------------------
VALUE AS OF GMAB RIDER
EFFECTIVE DATE                $100,000          $100,000          Not Applicable        Not Applicable      Not Applicable
---------------------------- ------------ --------------------- -------------------- --------------------- ------------------
VALUE IMMEDIATELY PRIOR TO
PARTIAL WITHDRAWAL             $85,000          $100,000          Not Applicable        Not Applicable      Not Applicable
---------------------------- ------------ --------------------- -------------------- --------------------- ------------------
VALUE IMMEDIATELY
FOLLOWING PARTIAL
WITHDRAWAL                     $75,000          $88,235               $10,000              $11,765              $11,765
============================ ============ ===================== ==================== ===================== ==================

INVESTMENT LIMITATIONS/RESTRICTIONS/REBALANCING

If you elect the GMAB Rider, your Contract will be subject to additional limitations and restrictions on your right to allocate Contract Value among the Subaccounts, your right to request transfers between Subaccounts and your right to allocate Purchase Payments to Subaccounts.

We classify each Subaccount as Class A or Class B based on our assessment of the relative risk and volatility of the Underlying Fund in which the Subaccount invests. Subaccounts that we classify as "Class A" will generally invest in Underlying Funds that invest primarily in equity securities, or securities that we believe will approximate the relative volatility and relative risk of equity securities. Subaccounts that we classify as "Class B" will generally invest in Underlying Funds that invest primarily in debt securities or cash. A Subaccount that invests in an Underlying Fund that invests in a combination of equity securities and debt securities will be classified as either Class A or Class B. We have sole discretion to determine whether a Subaccount is classified as Class A or Class B. We reserve the right to change the classification of a Subaccount from Class A to Class B or from Class B to Class A. Any change in Subaccount classification will apply to Contract Owners who elect the GMAB Rider after the effective date of the change in classification, as well as existing Contract Owner who have the GMAB Rider in force as of the effective date of the change in classification.

You will be required to establish a personal allocation profile at the time that you elect the GMAB Rider specifying the Subaccounts and the allocation percentages for each Subaccount in which you intend to allocate your initial Purchase Payment and any credits that we apply to your initial Purchase Payment. Your personal allocation profile will remain in effect for any additional Purchase Payments you make until you elect to change it. Your personal allocation profile may include any combination of Class A and Class B Subaccounts so long as the overall allocation does not violate the limitations and restrictions described below.

You may only allocate up to 80% of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class A. You must allocate 20% or more of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class B.

Any time that you request a transfer of Contract Value between Subaccounts or make an additional Purchase Payment, you must comply with the following limitations or restrictions:

      o You may allocate your Contract Value in one or more of the Class A Subaccounts that you choose; however, you may only allocate up to 80% of your Contract Value to Subaccounts that we classify as Class A.

      o You may allocate your Contract Value in one or more of the Class B Subaccounts that you choose; however, you must allocate 20% or more of your Contract Value to Subaccounts that we classify as Class B.

      o If you make an additional Purchase Payment, you can only allocate up to 80% of Purchase Payment to Subaccounts that we classify as Class A.

      o If you make an additional Purchase Payment, you must allocate 20% or more of the Purchase Payments to Subaccounts that we classify as Class B.

Any request to transfer Contract Value or allocate subsequent Purchase Payments that would violate these limitations and restrictions will be rejected. You will be required to submit a new request that complies with the applicable limitation or restriction. We will not be responsible for any financial impact caused by delays in processing your transaction if your request is rejected because it does not comply with an applicable limitation or restriction.

REBALANCING: On a quarterly basis, we will rebalance your Contract Value according to the current personal allocation profile that you chose for Class A and Class B Subaccounts. Unless you instruct us otherwise, we will rebalance your Contract Value in each Class A and Class B Subaccount, respectively, according to the relative proportions indicated in your personal allocation profile.

Below is a list of the Subaccounts that are currently offered under the Contract with the applicable classification.

                                                                                                     CLASS B SUBACCOUNTS/
                           CLASS A SUBACCOUNTS/UNDERLYING FUNDS                                        UNDERLYING FUNDS
----------------------------------------------------------------------------------------  ------------------------------------------
AIM VARIABLE INSURANCE FUNDS                  Pioneer Fund VCT Portfolio --                Money Market Portfolio
  AIM V.I. Capital Appreciation Fund --         Class II Shares                            PIONEER VARIABLE CONTRACTS TRUST
    Series II Shares                          Pioneer Growth Shares VCT Portfolio --         Pioneer America Income VCT Portfolio --
  AIM V.I. Mid Cap Core Equity Fund --          Class II Shares                                Class II Shares
    Series II Shares                          Pioneer Ibbotson Aggressive Allocation         Pioneer Global High Yield VCT
FRANKLIN TEMPLETON VARIABLE INSURANCE           VCT Portfolio -- Class II Shares               Portfolio -- Class II Shares
  PRODUCTS TRUST                              Pioneer Ibbotson Growth Allocation             Pioneer High Yield VCT Portfolio --
  Franklin Rising Dividends Securities          VCT Portfolio -- Class II Shares               Class II Shares
    Fund -- Class 2 Shares                    Pioneer Ibbotson Moderate Allocation           Pioneer Strategic Income VCT
  Franklin Small-Mid Cap Growth                 VCT Portfolio -- Class II Shares               Portfolio -- Class II Shares
    Securities Fund - Class 2 Shares          Pioneer International Value VCT
  Templeton Foreign Securities Fund --          Portfolio -- Class II Shares
    Class 2 Shares                            Pioneer Mid Cap Value VCT Portfolio --
GREENWICH STREET SERIES FUND                    Class II Shares
  Salomon Brothers Variable Aggressive        Pioneer Oak Ridge Large Cap Growth
    Growth Fund -- Class II Shares              VCT Portfolio -- Class II Shares
OPPENHEIMER VARIABLE ACCOUNT FUNDS            Pioneer Papp America-Pacific Rim VCT
  Oppenheimer Capital Appreciation              Portfolio
    Fund/VA -- Service Shares                 Pioneer Papp Small and Mid Cap
  Oppenheimer Global Securities                 Growth Portfolio VCT --
    Fund/VA -- Service Shares                     Class II Shares
PIONEER VARIABLE CONTRACTS TRUST              Pioneer Real Estate Shares VCT
  Pioneer Balanced VCT Portfolio --              Portfolio -- Class II Shares
    Class II Shares                           Pioneer Small Cap Value VCT
  Pioneer Cullen Value VCT Portfolio --          Portfolio -- Class II Shares
    Class II Shares                           Pioneer Small Company VCT
  Pioneer Emerging Markets VCT                   Portfolio -- Class II Shares
    Portfolio -- Class II Shares              Pioneer Value VCT Portfolio --
  Pioneer Equity Income VCT Portfolio --         Class II Shares
    Class II Shares                        SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
  Pioneer Equity Opportunities VCT             All Cap Fund -- Class II
    Portfolio -- Class II Shares               Total Return Fund -- Class II
  Pioneer Europe VCT Portfolio --
    Class II Shares

GMAB RIDER LIQUIDITY OPTION

During the 90-day period prior to the 5th anniversary of the Rider Effective Date, you may request a partial withdrawal of up to 15% of the Base Calculation Amount immediately prior to the request. Under this option, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal so long as the withdrawal does not exceed the amount available for withdrawal under this provision. If you request a partial withdrawal greater than 15% of the Base Calculation Amount, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal for amounts withdrawn up to the 15% limit and, for the excess amount, we will reduce the Base Calculation Amount as described above under the sub-section "Base Calculation Amount." Any partial withdrawal you make under this provision will be made free of contingent deferred sales charges that would otherwise apply under the terms of your Contract. Additionally, any withdrawals taken under this feature will reduce your Free Withdrawal Allowance under the Contract.

This feature can only be exercised once before the Rider Maturity Date and must occur during the 90-day period prior to the 5th anniversary of the Rider Effective Date. We reserve the right to require you to exercise your rights under this provision on the anniversary of your Rider Effective Date. You must notify us in a form acceptable to us that you are exercising your rights under this GMAB Rider Liquidity Option.

CANCELLATION OF THE GMAB RIDER

You may elect to cancel the GMAB Rider at any time after the 5th anniversary of the GMAB Rider Effective Date. Upon cancellation, we will no longer deduct the annual charge for the GMAB Rider. Upon cancellation of the GMAB Rider, all rights and benefits under the GMAB Rider will cease. Upon cancellation, we will no longer apply any of the investment limitations and restrictions described above.

GMAB RIDER EXCHANGE OPTION -- If, during the 90-day period following the 5th anniversary of the Rider Effective Date, your Contract Value is greater than the Base Calculation Amount, you may elect to cancel the GMAB Rider and simultaneously elect either a new GMAB Rider or a GMWB Rider. You will be required to meet any eligibility requirements that apply to each rider at the time you make the election.

     EXCHANGE FOR NEW GMAB RIDER: If you elect to cancel the GMAB Rider and elect the GMAB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your new GMAB Rider will be the date we receive your request in good order. Your new GMAB Rider will be subject to a new Rider Maturity Date. The Benefit Base of your prior GMAB Rider will not apply to the new GMAB Rider. Your Contract Value as of the date you elect to exchange your GMAB Rider will be used to determine your initial Base Calculation Amount for the new rider. The new GMAB Rider will be subject to a new charge that may be higher or lower than the charge you paid for your original GMAB Rider. The GMAB Rider that we make available under this Rider Exchange Option will always feature a ten year Rider Period and may include other Rider Period durations.

     EXCHANGE FOR GMWB RIDER: If you elect to cancel the GMAB Rider and elect the GMWB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your GMWB Rider will be the date we receive your request. The GMWB Rider that we make available under this Rider Exchange Option will feature a 10% minimum annual withdrawal amount. The GMWB Rider will be subject to the charge then in effect for a GMWB Rider that is offered under this Rider Exchange Option.

TERMINATION

The GMAB Rider will terminate on the earliest to occur of: (1) the Rider Maturity Date; (2) the date you elect to begin receiving Annuity Payments under the Contract; (3) the date you fully surrender your Contract; (4) the date you elect to cancel the GMAB Rider (including assignments); (5) the date we receive Due Proof of Death if the surviving spouse or beneficiary does not elect to continue the Contract (if allowed); or (6) the date the GMAB Rider is cancelled and replaced with a new GMAB Rider or GMWB Rider under the Rider Exchange Option.

The annual charge for the GMAB Rider will no longer be deducted and all guarantees will cease when the rider is terminated. Further, any investment limitations and restrictions will no longer apply after the GMAB Rider is terminated. If the GMAB Rider is terminated before the Rider Maturity Date, the Benefit Base will not be paid.

CHARGE FOR GMAB

If you elect the GMAB Rider, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.50% from your Contract Value invested in the Subaccounts. The charge will be applied and will not change from the Rider Effective Date until the Rider Maturity Date unless the rider is cancelled or terminates prior to such date. If you elect to terminate the GMAB Rider prior to the Rider Maturity Date, the charge will no longer be deducted. If you elect to exchange this GMAB Rider and elect a new GMAB Rider under the Rider Exchange Option (described above), the current charge in effect for the GMAB rider will be applied, which may be higher or lower than the charge you paid for this rider.

ADDITIONAL CONSIDERATIONS

      o Your Contract cannot have any outstanding loans if you elect the GMAB Rider. Further, you may not request a loan from your Contract if you have previously elected the GMAB Rider.

      o If you die while the GMAB Rider is in effect, and your surviving spouse or Beneficiary elects to continue the Contract under the spousal contract continuance or beneficiary contract continuance provision, then the GMAB Rider will remain in effect and will continue until the Rider Maturity Date.

      o Any DCA Program that is in effect while the GMAB Rider is in effect must meet the investment limitations and restrictions of the GMAB Rider, as described above. In addition, you may not request a DCA Program that makes transfers from Class B Subaccounts to Class A Subaccounts.

      o If you are expecting to request withdrawals from your Contract, including withdrawals intended to satisfy required minimum distribution requirements, the impact of such withdrawals on the guarantees provided under the GMAB Rider will make the rider less valuable.

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive regular payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity or income payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments,
(c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90th birthday for Non-qualified Contracts, 70th birthday for Qualified Contracts, or ten years after the effective date of the Contract, if later.

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 85th birthday for Non-qualified Contracts or, for Qualified Contracts, to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See Transfers.)

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under Variable Annuity, except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the fixed Annuity Payment will be determined using the Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS
--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in Election of Options above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period without Life Contingency. We will make payments for the period selected.

Option 6 -- Other Annuity Options. The Company will make any other arrangements for Annuity Payments as may be mutually agreed upon.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the "Payments for a Fixed Period without Life Contingency" variable annuity option.

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $1,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

The Travelers Insurance Company and The Travelers Life and Annuity Company each sponsor Separate Accounts: Separate Account Thirteen and Separate Account Fourteen, respectively. Both Separate Account Thirteen and Separate Account Fourteen were established on November 14, 2002 and are registered with the SEC as unit investment trusts (Separate Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of Separate Account Thirteen and Separate Account Fourteen for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P., GMAB or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Fund Option. In those cases, we can create "hypothetical historical performance" of a Variable Fund Option. These figures show the performance that the Variable Fund Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Earnings under annuity contracts, like interest payable as fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income (top rate of 35%).

TAX-FREE EXCHANGES: Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including the amount attributable to Purchase Payments, whether paid in the form of lump-sum withdrawals or Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified plan funding vehicles are generally not subject to current taxation. We have provided a more complete discussion in the SAI.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the individual beneficiaries (an in certain situations, trusts for individuals), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(b), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified.

As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal (distribution made prior to the Maturity Date), or as periodic Annuity Payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws. Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes.

If a non-qualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income for federal income tax purposes at the time of the transfer.

If you make a partial withdrawal of your annuity balance, the distribution will generally be taxed as first coming from earnings, (income in the Contract), and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) As a general rule, there is income in the Contract to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a guaranteed minimum withdrawal benefit. Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a guaranteed minimum withdrawal benefit.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the joint owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico, and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non-resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

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                                OTHER INFORMATION
--------------------------------------------------------------------------------

THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.

The Travelers Insurance Company is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

On January 31, 2005, CITIGROUP INC. announced that it has agreed to sell its life insurance and annuity businesses to METLIFE, INC. The proposed sale would include the following insurance companies that issue the variable annuity contract described in this prospectus:

o   The Travelers Insurance Company ("TIC")

o   The Travelers Life and Annuity Company ("TLAC")

The proposed sale would also include TIC and TLAC's affiliated investment advisory companies, Travelers Asset Management International Company LLC, and Travelers Investment Adviser Inc., each of which serves as the investment advisor for certain of the funding options that may be available under your variable contract.

The transaction is subject to certain domestic and international regulatory approvals, as well as other customary conditions to closing. The transaction is expected to close this summer. Under the terms of the transaction, The Travelers Insurance Company will distribute its ownership of Primerica Life Insurance Company and certain other assets, including shares of Citigroup preferred stock, to Citigroup Inc., or its subsidiaries prior to the closing. The Travelers Insurance Company has filed a current report on Form 8-K on February 2, 2005 with additional information about the transaction, including pro forma financial information. The filing can be found at the SEC's Internet website at http://www.sec.gov.

The transaction will not affect the terms or conditions of your variable annuity, and The Travelers Insurance Company or The Travelers Life and Annuity Company will remain fully responsible for their respective contractual obligations to variable annuity contract owners.

FINANCIAL STATEMENTS

The financial statements for the Company are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. The Travelers Insurance Company and The Travelers Life and Annuity Company (together the "Company") have appointed Travelers Distribution LLC ("TDLLC") to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. TDLLC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses TDLLC for expenses TDLLC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). TDLLC does not retain any fees under the Contracts; however, TDLLC may receive 12b-1 fees from the Underlying Funds.

TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. TDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities

Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

TDLLC and the Company enter into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.

COMPENSATION. Broker-dealers who have selling agreements with TDLLC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor or disfavor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives). We may periodically establish compensation specials whereby we pay a higher amount for sales of the Contract during a specified period. While a compensation special is in effect, registered representatives may be inclined to favor a product that pays a higher compensation over another product where a compensation special is not in effect. We are not currently offering any compensation specials.

This Contract does not assess a front-end sales charge, so you do not directly pay for sales and distribution expenses. Instead, you indirectly pay for sales and distribution expenses through the overall charges and fees assessed under your Contract. For example, any profits the Company may realize through assessing the mortality and expense risk charge under your Contract may be used to pay for sales and distribution expenses. The Company may also pay for sales and distribution expenses out of any payments the Company or TDLLC may receive from the Underlying Funds for providing administrative, marketing and other support and services to the Underlying Funds. If your Contract assesses a Contingent Deferred Sales Charge, proceeds from this charge may be used to reimburse the Company for sales and distribution expenses. No additional sales compensation is paid if you select any optional benefits under your Contract.

To the extent permitted by NASD rules and other applicable laws and regulations, TDLLC may pay or allow other promotional incentives or payments in the form of cash or other compensation.

The Company and TDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and TDLLC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by TDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products.The Company and TDLLC have entered into preferred distribution arrangements with AIG Advisor Group (including Advantage Capital Corporation, FSC Securities Corporation, Royal Alliance Associates, Inc., Sentra Securities

Corporation, Spelman & Co., Inc. and SunAmerica Securities, Inc.), Citigroup Global Markets Inc. (f/k/a Smith Barney), Citicorp Investment Services, Inc., Linsco/Private Ledger, and Merrill Lynch, Pierce, Fenner & Smith, Incorporated.

The Company and TDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser to one or more Underlying Funds or serves as a subadviser to a Portfolio of The Travelers Series Trust or Travelers Series Fund Inc., which are offered under the Contracts. These firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., Salomon Brothers Asset Management and Smith Barney Fund Management. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Contracts.

SALE OF VARIABLE ANNUITIES BY AFFILIATES OF THE COMPANY. The Company and TDLLC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company. Because of the affiliation, these broker-dealer firms and their registered representatives may favor the Company's products.

CITICORP INVESTMENT SERVICES, INC. The Company and TDLLC have entered into a selling agreement with Citicorp Investment Services, Inc. ("CIS"), which is affiliated with the Company. CIS is a subsidiary of Citibank, N.A. Registered representatives of CIS, who are properly licensed and appointed, may offer the Contract to customers.

CITIGROUP GLOBAL MARKETS INC. The Company and TDLLC have entered into a selling agreement with Citigroup Global Markets Inc. ("Smith Barney"), which is affiliated with the Company. Smith Barney is a subsidiary of Citigroup. Registered representatives of Smith Barney, who are properly licensed and appointed, may offer the Contract to customers.

WHOLESALER BROKER-DEALERS. The Company and TDLLC have entered into agreements with certain broker-dealers who receive compensation for providing services related to the wholesale distribution of the Contracts, in particular providing marketing support to the retail broker-dealer firms with which we enter into selling agreements.

PIONEER FUNDS DISTRIBUTOR, INC. The Company and TDLLC have entered into a distribution arrangement with Pioneer Funds Distributor, Inc. ("PFD") under which the Company and TDLLC pay PFD a fee of 1.0% of all Purchase Payment made under the Contracts for providing wholesale distribution support in relation to the Pioneer Annuistar line of products. In addition, PFD receives a portion of the administrative, marketing or other support service payments made to the Company or TDLLC by certain of the Underlying Funds. The Pioneer Annuistar line of products feature portfolios of the Pioneer Variable Contracts Trust as Variable Funding Options. Pioneer Variable Contracts Trust is advised by Pioneer Investment Management Inc. and the portfolios are distributed by PFD, its affiliate. Pioneer Variable Contracts Trust and PFD have also entered into agreement(s) with the Company and TDLLC under which a fee is payable by PFD (based on average net assets of the Underlying Funds attributable to the Contracts) in connection with the Company's provision of administrative, marketing or other support services to the Fund.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS AND OPINIONS

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the Contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the Deputy General Counsel of the Companies.

In 2003 and 2004, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Company has received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. During 2004 the SEC requested additional information about the Company's variable product operations on market timing, late trading and revenue sharing, and the SEC, the National Association of Securities Dealers and the New York Insurance Department have made inquiries into these issues and other matters associated with the sale and distribution of insurance products. In addition, like many insurance companies and agencies, in 2004 and 2005 the Company received inquiries from certain state Departments of Insurance regarding producer compensation and bidding practices. The Company is cooperating fully with all of these requests and is not able to predict their outcomes.

Notwithstanding the above, there are no pending legal proceedings affecting either the Separate Account or the principal underwriter. There are no pending legal proceedings against either Company likely to have a material adverse affect on the ability of either Company to meet its obligations under the applicable Contract.

                                   APPENDIX A
--------------------------------------------------------------------------------

              TIC SEPARATE ACCOUNT THIRTEEN FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix E. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                         SEPARATE ACCOUNT CHARGES 1.55%

                                                                               UNIT VALUE AT                       NUMBER OF UNITS
                                                                               BEGINNING OF      UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR         YEAR           END OF YEAR        END OF YEAR
----------------                                                    -------- ----------------- ----------------- -------------------
   Money Market Portfolio (8/03) ..................................   2004         0.994             0.989              55,015
                                                                      2003         1.000             0.994              13,810

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund -- Series II (9/03) .........   2004         1.225             1.283              39,093
                                                                      2003         1.000             1.225              16,655

   AIM V.I. Mid Cap Core Equity Fund -- Series II (12/03) .........   2004         1.244             1.392               4,645
                                                                      2003         1.000             1.244                  --

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund -- Class 2
   Shares (6/03) ..................................................   2004         1.216             1.329             259,711
                                                                      2003         1.000             1.216              33,517

   Franklin Small Cap Fund -- Class 2 Shares (11/03) ..............   2004         1.335             1.465             142,176
                                                                      2003         1.000             1.335                  --

   Templeton Foreign Securities Fund -- Class 2 Shares (9/03) .....   2004         1.338             1.562             136,647
                                                                      2003         1.000             1.338              10,473

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund --
   Class II Shares (9/03) .........................................   2004         1.257             1.346              47,535
                                                                      2003         1.000             1.257               1,293

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                               UNIT VALUE AT                       NUMBER OF UNITS
                                                                               BEGINNING OF      UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR         YEAR           END OF YEAR        END OF YEAR
----------------                                                    -------- ----------------- ----------------- -------------------
Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA -- Service
   Shares (6/03) ..................................................   2004         1.233             1.295             247,784
                                                                      2003         1.000             1.233              29,629

   Oppenheimer Global Securities Fund/VA -- Service
   Shares (11/03) .................................................   2004         1.413             1.654             130,771
                                                                      2003         1.000             1.413               2,962

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio -- Class II
   Shares (12/03) .................................................   2004         0.996             1.010             114,631
                                                                      2003         1.000             0.996               8,327

   Pioneer Balanced VCT Portfolio -- Class II Shares (11/03) ......   2004         1.110             1.143              31,780
                                                                      2003         1.000             1.110                  --

   Pioneer Emerging Markets VCT Portfolio -- Class II
   Shares (11/03) .................................................   2004         1.510             1.765              19,451
                                                                      2003         1.000             1.510                  --

   Pioneer Equity Income VCT Portfolio -- Class II
   Shares (9/03) ..................................................   2004         1.205             1.377             114,770
                                                                      2003         1.000             1.205              12,289

   Pioneer Europe VCT Portfolio -- Class II Shares (9/03) .........   2004         1.283             1.493                  --
                                                                      2003         1.000             1.283                  --

   Pioneer Fund VCT Portfolio -- Class II Shares (9/03) ...........   2004         1.213             1.324              53,093
                                                                      2003         1.000             1.213               5,141

   Pioneer Growth Shares VCT Portfolio -- Class II
   Shares (11/03) .................................................   2004         1.154             1.208              65,311
                                                                      2003         1.000             1.154                  --

   Pioneer High Yield VCT Portfolio -- Class II Shares (9/03) .....   2004         1.153             1.223             137,405
                                                                      2003         1.000             1.153              14,646

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                               UNIT VALUE AT                       NUMBER OF UNITS
                                                                               BEGINNING OF      UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR         YEAR           END OF YEAR        END OF YEAR
----------------                                                    -------- ----------------- ----------------- -------------------
   Pioneer International Value VCT Portfolio -- Class II
   Shares (1/04) ..................................................   2004         1.290             1.504              17,330
                                                                      2003         1.000             1.290                  --

   Pioneer Mid Cap Value VCT Portfolio -- Class II
   Shares (9/03) ..................................................   2004         1.324             1.587             223,479
                                                                      2003         1.000             1.324              11,380

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio --
   Class II Shares (5/04) .........................................   2004         1.023             1.095              61,245

   Pioneer Papp America-Pacific Rim Fund VCT -- Class II
   Shares (7/04) ..................................................   2004         0.994             1.002                  --

   Pioneer Papp Small & Mid Cap Growth VCT Portfolio --
   Class II Shares (7/04) .........................................   2004         1.050             1.074              27,027

   Pioneer Real Estate Shares VCT Portfolio -- Class II
   Shares (9/03) ..................................................   2004         1.261             1.681              53,949
                                                                      2003         1.000             1.261                  --

   Pioneer Small Cap Value VCT Portfolio -- Class II
   Shares (9/03) ..................................................   2004         1.355             1.599              26,176
                                                                      2003         1.000             1.355               7,387

   Pioneer Small Company VCT Portfolio -- Class II
   Shares (6/03) ..................................................   2004         1.285             1.433                  --
                                                                      2003         1.000             1.285                  --

   Pioneer Strategic Income VCT Portfolio -- Class II
   Shares (9/03) ..................................................   2004         1.089             1.179             174,929
                                                                      2003         1.000             1.089              18,718

   Pioneer Value VCT Portfolio -- Class II Shares (12/03) .........   2004         1.192             1.307              38,899
                                                                      2003         1.000             1.192               3,492

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund -- Class II (6/03) ...........................   2004         1.115             1.191              74,720
                                                                      2003         1.000             1.115              42,640

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 2.45%

                                                                               UNIT VALUE AT                       NUMBER OF UNITS
                                                                               BEGINNING OF      UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR         YEAR           END OF YEAR        END OF YEAR
----------------                                                    -------- ----------------- ----------------- -------------------
   Money Market Portfolio (8/03) ..................................   2004         1.000             0.994                  --

AIM Variable Insurance Funds, Inc.

   AIM V.I. Capital Appreciation Fund -- Series II (9/03) .........   2004         1.000             1.054                  --

   AIM V.I. Mid Cap Core Equity Fund -- Series II (12/03) .........   2004         1.000             1.065                  --

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund -- Class 2
   Shares (6/03) ..................................................   2004         1.000             1.072                  --

   Franklin Small Cap Fund -- Class 2 Shares (11/03) ..............   2004         1.000             1.084                  --

   Templeton Foreign Securities Fund -- Class 2 Shares (9/03) .....   2004         1.000             1.155                  --

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund --
   Class II Shares (9/03) .........................................   2004         1.000             1.052                  --

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA -- Service
   Shares (6/03) ..................................................   2004         1.000             1.046                  --

   Oppenheimer Global Securities Fund/VA -- Service
   Shares (11/03) .................................................   2004         1.000             1.168                  --

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio -- Class II
   Shares (12/03) .................................................   2004         1.000             1.032                  --

   Pioneer Balanced VCT Portfolio -- Class II Shares (11/03) ......   2004         1.000             1.025                  --

   Pioneer Emerging Markets VCT Portfolio -- Class II
   Shares (11/03) .................................................   2004         1.000             1.295                  --

   Pioneer Equity Income VCT Portfolio -- Class II
   Shares (9/03) ..................................................   2004         1.000             1.124                  --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                               UNIT VALUE AT                       NUMBER OF UNITS
                                                                               BEGINNING OF      UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR         YEAR           END OF YEAR        END OF YEAR
----------------                                                    -------- ----------------- ----------------- -------------------
   Pioneer Europe VCT Portfolio -- Class II Shares (9/03) .........   2004         1.000             1.177                  --

   Pioneer Fund VCT Portfolio -- Class II Shares (9/03) ...........   2004         1.000             1.090                  --

   Pioneer Growth Shares VCT Portfolio -- Class II
   Shares (11/03) .................................................   2004         1.000             1.081                  --

   Pioneer High Yield VCT Portfolio -- Class II Shares (9/03) .....   2004         1.000             1.084                  --

   Pioneer International Value VCT Portfolio -- Class II
   Shares (1/04) ..................................................   2004         1.000             1.170                  --

   Pioneer Mid Cap Value VCT Portfolio -- Class II
   Shares (9/03) ..................................................   2004         1.000             1.143                  --

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio --
   Class II Shares (5/04) .........................................   2004         1.000             1.070                  --

   Pioneer Papp America-Pacific Rim Fund VCT -- Class II
   Shares (7/04) ..................................................   2004         0.989             0.992                  --

   Pioneer Papp Small & Mid Cap Growth VCT Portfolio --
   Class II Shares (7/04) .........................................   2004         0.992             1.010                  --

   Pioneer Real Estate Shares VCT Portfolio -- Class II
   Shares (9/03) ..................................................   2004         1.000             1.307                  --

   Pioneer Small Cap Value VCT Portfolio -- Class II
   Shares (9/03) ..................................................   2004         1.000             1.153                  --

   Pioneer Small Company VCT Portfolio -- Class II
   Shares (6/03) ..................................................   2004         1.000             1.107                  --

   Pioneer Strategic Income VCT Portfolio -- Class II
   Shares (9/03) ..................................................   2004         1.000             1.098                  --

   Pioneer Value VCT Portfolio -- Class II Shares (12/03) .........   2004         1.000             1.086                  --

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund -- Class II (6/03) ...........................   2004         1.000             1.053                  --

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2004.

"Number of Units outstanding at the end of the year" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

                                   APPENDIX B
                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

              TLAC SEPARATE ACCOUNT FOURTEEN FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix E. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                         SEPARATE ACCOUNT CHARGES 1.55%

                                                                               UNIT VALUE AT                       NUMBER OF UNITS
                                                                               BEGINNING OF      UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR         YEAR           END OF YEAR        END OF YEAR
----------------                                                    -------- ----------------- ----------------- -------------------
   Money Market Portfolio (6/03) ..................................   2004         0.994             0.989              60,459
                                                                      2003         1.000             0.994              59,552

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund --
   Series II (6/03) ...............................................   2004         1.225             1.283              70,363
                                                                      2003         1.000             1.225             102,973

   AIM V.I. Mid Cap Core Equity Fund --
   Series II (6/03) ...............................................   2004         1.244             1.392             138,541
                                                                      2003         1.000             1.244              16,060

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund -- Class 2
   Shares (6/03) ..................................................   2004         1.216             1.329             415,254
                                                                      2003         1.000             1.216             263,583

   Franklin Small Cap Fund -- Class 2 Shares (6/03) ...............   2004         1.335             1.465             206,802
                                                                      2003         1.000             1.335             121,712

   Templeton Foreign Securities Fund -- Class 2 Shares (6/03) .....   2004         1.338             1.562              97,374
                                                                      2003         1.000             1.338              46,950

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund --
   Class II Shares (7/03) .........................................   2004         1.257             1.346             265,847
                                                                      2003         1.000             1.257             135,300

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                               UNIT VALUE AT                       NUMBER OF UNITS
                                                                               BEGINNING OF      UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR         YEAR           END OF YEAR        END OF YEAR
----------------                                                    -------- ----------------- ----------------- -------------------
Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA -- Service
   Shares (6/03) ..................................................   2004         1.233             1.295             245,463
                                                                      2003         1.000             1.233             346,877

   Oppenheimer Global Securities Fund/VA -- Service
   Shares (8/03) ..................................................   2004         1.413             1.654              91,372
                                                                      2003         1.000             1.413              96,013

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio -- Class II
   Shares (7/03) ..................................................   2004         0.996             1.010             186,533
                                                                      2003         1.000             0.996              75,439

   Pioneer Balanced VCT Portfolio -- Class II Shares (6/03) .......   2004         1.110             1.143              57,039
                                                                      2003         1.000             1.110             107,929

   Pioneer Emerging Markets VCT Portfolio -- Class II
   Shares (6/03) ..................................................   2004         1.510             1.765              28,063
                                                                      2003         1.000             1.510              27,892

   Pioneer Equity Income VCT Portfolio -- Class II
   Shares (6/03) ..................................................   2004         1.205             1.377             227,382
                                                                      2003         1.000             1.205             477,856

   Pioneer Europe VCT Portfolio -- Class II Shares (9/03) .........   2004         1.283             1.493              11,186
                                                                      2003         1.000             1.283              11,186

   Pioneer Fund VCT Portfolio -- Class II Shares (6/03) ...........   2004         1.213             1.324             827,946
                                                                      2003         1.000             1.213             224,211

   Pioneer Growth Shares VCT Portfolio -- Class II
   Shares (7/03) ..................................................   2004         1.154             1.208              60,163
                                                                      2003         1.000             1.154              30,996

   Pioneer High Yield VCT Portfolio -- Class II Shares (6/03) .....   2004         1.153             1.223           1,312,795
                                                                      2003         1.000             1.153             987,536

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                               UNIT VALUE AT                       NUMBER OF UNITS
                                                                               BEGINNING OF      UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR         YEAR           END OF YEAR        END OF YEAR
----------------                                                    -------- ----------------- ----------------- -------------------
   Pioneer International Value VCT Portfolio -- Class II
   Shares (7/03) ..................................................   2004         1.290             1.504              13,236
                                                                      2003         1.000             1.290              13,806

   Pioneer Mid Cap Value VCT Portfolio -- Class II
   Shares (6/03) ..................................................   2004         1.324             1.587             221,978
                                                                      2003         1.000             1.324             102,907

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio --
   Class II Shares (4/04) .........................................   2004         1.039             1.095              55,286

   Pioneer Papp America-Pacific Rim Fund VCT -- Class II
   Shares (4/04) ..................................................   2004         1.027             1.002                  --

   Pioneer Papp Small & Mid Cap Growth VCT Portfolio --
   Class II Shares (3/04) .........................................   2004         0.990             1.074              48,035

   Pioneer Real Estate Shares VCT Portfolio -- Class II
   Shares (7/03) ..................................................   2004         1.261             1.681              17,124
                                                                      2003         1.000             1.261               7,399

   Pioneer Small Cap Value VCT Portfolio -- Class II
   Shares (8/03) ..................................................   2004         1.355             1.599              92,203
                                                                      2003         1.000             1.355              79,274

   Pioneer Small Company VCT Portfolio -- Class II
   Shares (6/03) ..................................................   2004         1.285             1.433               4,694
                                                                      2003         1.000             1.285               2,996

   Pioneer Strategic Income VCT Portfolio -- Class II
   Shares (6/03) ..................................................   2004         1.089             1.179             434,953
                                                                      2003         1.000             1.089              73,086

   Pioneer Value VCT Portfolio -- Class II Shares (7/03) ..........   2004         1.192             1.307              49,476
                                                                      2003         1.000             1.192              22,290

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund -- Class II (6/03) ...........................   2004         1.115             1.191             122,812
                                                                      2003         1.000             1.115              18,372

   Money Market Portfolio (6/03) ..................................   2004         1.000             0.994                  --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 2.45%

                                                                               UNIT VALUE AT                       NUMBER OF UNITS
                                                                               BEGINNING OF      UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR         YEAR           END OF YEAR        END OF YEAR
----------------                                                    -------- ----------------- ----------------- -------------------

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund -- Series II (6/03) .........   2004         1.000             1.054                  --

   AIM V.I. Mid Cap Core Equity Fund -- Series II (6/03) ..........   2004         1.000             1.065                  --

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund -- Class 2
   Shares (6/03) ..................................................   2004         1.000             1.072                  --

   Franklin Small Cap Fund -- Class 2 Shares (6/03) ...............   2004         1.000             1.084                  --

   Templeton Foreign Securities Fund -- Class 2 Shares (6/03) .....   2004         1.000             1.155                  --

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund --
   Class II Shares (7/03) .........................................   2004         1.000             1.052                  --

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA -- Service
   Shares (6/03) ..................................................   2004         1.000             1.046                  --

   Oppenheimer Global Securities Fund/VA -- Service
   Shares (8/03) ..................................................   2004         1.000             1.168                  --

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio -- Class II
   Shares (7/03) ..................................................   2004         1.000             1.032                  --

   Pioneer Balanced VCT Portfolio -- Class II Shares (6/03) . .....   2004         1.000             1.025                  --

   Pioneer Emerging Markets VCT Portfolio -- Class II
   Shares (6/03) ..................................................   2004         1.000             1.295                  --

   Pioneer Equity Income VCT Portfolio -- Class II
   Shares (6/03) ..................................................   2004         1.000             1.124                  --

   Pioneer Europe VCT Portfolio -- Class II Shares (9/03) .........   2004         1.000             1.177                  --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                               UNIT VALUE AT                       NUMBER OF UNITS
                                                                               BEGINNING OF      UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR         YEAR           END OF YEAR        END OF YEAR
----------------                                                    -------- ----------------- ----------------- -------------------
   Pioneer Fund VCT Portfolio -- Class II Shares (6/03) ...........   2004         1.000             1.090                  --

   Pioneer Growth Shares VCT Portfolio -- Class II
   Shares (7/03) ..................................................   2004         1.000             1.081                  --

   Pioneer High Yield VCT Portfolio -- Class II Shares (6/03) .....   2004         1.000             1.084                  --

   Pioneer International Value VCT Portfolio -- Class II
   Shares (7/03) ..................................................   2004         1.000             1.170                  --

   Pioneer Mid Cap Value VCT Portfolio -- Class II
   Shares (6/03) ..................................................   2004         1.000             1.143                  --

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio --
   Class II Shares (4/04) .........................................   2004         1.000             1.070                  --

   Pioneer Papp America-Pacific Rim Fund VCT -- Class II
   Shares (4/04) ..................................................   2004         1.000             0.992                  --

   Pioneer Papp Small & Mid Cap Growth VCT Portfolio --
   Class II Shares (3/04) .........................................   2004         1.000             1.010                  --

   Pioneer Real Estate Shares VCT Portfolio -- Class II
   Shares (7/03) ..................................................   2004         1.000             1.307                  --

   Pioneer Small Cap Value VCT Portfolio -- Class II
   Shares (8/03) ..................................................   2004         1.000             1.153                  --

   Pioneer Small Company VCT Portfolio -- Class II
   Shares (6/03) ..................................................   2004         1.000             1.107                  --

   Pioneer Strategic Income VCT Portfolio -- Class II
   Shares (6/03) ..................................................   2004         1.000             1.098                  --

   Pioneer Value VCT Portfolio -- Class II Shares (7/03) ..........   2004         1.000             1.086                  --

Salomon Brothers Variable Series Funds Inc.

   Total Return Fund -- Class II (6/03) ...........................   2004         1.000             1.053                  --

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2004.

"Number of Units outstanding at the end of the year" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

                                   APPENDIX C
--------------------------------------------------------------------------------

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors

TRANSFERS

You may make transfers from the Fixed Account to any available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract

                                   APPENDIX D
--------------------------------------------------------------------------------

            WAIVER OF WITHDRAWAL CHARGE FOR NURSING HOME CONFINEMENT
               (AVAILABLE ONLY IF THE OWNER IS AGE 70 OR YOUNGER
                      ON THE DATE THE CONTRACT IS ISSUED.)

If, after the first Contract Year and before the Maturity Date, and you begin confinement in an eligible nursing home, you may surrender or make withdrawal, subject to the maximum withdrawal amount described below, without incurring a withdrawal charge. In order for the Company to waive the withdrawal charge, the withdrawal must be made during continued confinement in an eligible nursing home after the qualifying period has been satisfied, or within sixty (60) days after such confinement ends. The qualifying period is confinement in an eligible nursing home for ninety (90) consecutive days. We will require proof of confinement in a form satisfactory to us, which may include certification by a licensed physician that such confinement is medically necessary.

An eligible nursing home is defined as an institution or special nursing unit of a hospital which:

     (a)  is Medicare approved as a provider of skilled nursing care services;
          and

     (b) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.

                                       OR

Meets all of the following standards:

     (a) is licensed as a nursing care facility by the state in which it is licensed;

     (b) is either a freestanding facility or a distinct part of another facility such as a ward, wing, unit or swing-bed of a hospital or other facility;

     (c) provides nursing care to individuals who are not able to care for themselves and who require nursing care;

     (d) provides, as a primary function, nursing care and room and board; and charges for these services;

     (e) provides care under the supervision of a licensed physician, registered nurse (RN) or licensed practical nurse (LPN);

     (f) may provide care by a licensed physical, respiratory, occupational or speech therapist; and

     (g) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.

We will not waive withdrawal charges if confinement is due to one or more of the following causes:

     (a) mental, nervous, emotional or personality disorder without demonstrable organic disease, including, but not limited to, neurosis, psychoneurosis, psychopathy or psychosis

     (b) the voluntary taking or injection of drugs, unless prescribed or administered by a licensed physician

     (c) the voluntary taking of any drugs prescribed by a licensed physician and intentionally not taken as prescribed

     (d) sensitivity to drugs voluntarily taken, unless prescribed by a physician

     (e) drug addiction, unless addiction results from the voluntary taking of drugs prescribed by a licensed physician, or the involuntary taking of drugs.

FILING A CLAIM: You must provide the Company with written notice of a claim during continued confinement after the 90-day qualifying period, or within sixty days after such confinement ends.

The maximum withdrawal amount for which we will waive the withdrawal charge is the Contract Value on the next Valuation Date following written proof of claim, less any Purchase Payments made within a one-year period before confinement in an eligible nursing home begins, less any Purchase Payments made on or after the Annuitant's 71st birthday.

We will pay any withdrawal requested under the scope of this waiver as soon as we receive proper written proof of your claim, and we will pay the withdrawal in a lump sum. You should consult with your personal tax adviser regarding the tax impact of any withdrawals taken from your Contract.

                                   APPENDIX E
--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

                               The Insurance Company
                               Principal Underwriter
                               Distribution and Principal Underwriting Agreement Valuation of Assets
                               Federal Tax Considerations
                               Independent Accountants
                               Financial Statements

--------------------------------------------------------------------------------

Copies of the Statement of Additional Information dated May 2, 2005 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to:
Travelers Life & Annuity at One Cityplace, 3CP, Hartford, Connecticut 06103-3415. The Travelers Insurance Company Statement of Additional Information is printed on Form L-19933S-TIC, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-19933S-TLAC.

Name:
        ------------------------------------------------------------------------
Address:
        ------------------------------------------------------------------------

        ------------------------------------------------------------------------

                       THIS PAGE INTENTIONALLY LEFT BLANK.

L-19933                                                             May, 2005
                                                                   15420-00-0404

                            TRAVELERS LIFE & ANNUITY
                   PORTFOLIO ARCHITECT II ANNUITY PROSPECTUS:
              TIC SEPARATE ACCOUNT THIRTEEN FOR VARIABLE ANNUITIES
              TLAC SEPARATE ACCOUNT FOURTEEN FOR VARIABLE ANNUITIES

This prospectus describes TRAVELERS LIFE & ANNUITY PORTFOLIO ARCHITECT II ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by The Travelers Insurance Company or The Travelers Life and Annuity Company. The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts."

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one of our funding options. If you select Variable Funding Options, your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:

Capital Appreciation Fund                                               PUTNAM VARIABLE TRUST
High Yield Bond Trust                                                     Putnam VT Small Cap Value Fund -- Class IB Shares
Managed Assets Trust                                                    SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
Money Market Portfolio                                                    All Cap Fund -- Class I
AMERICAN FUNDS INSURANCE SERIES                                           Investors Fund -- Class I
  Global Growth Fund -- Class 2 Shares                                    Large Cap Growth Fund -- Class I
  Growth Fund -- Class 2 Shares                                           Small Cap Growth Fund -- Class I
  Growth-Income Fund -- Class 2 Shares                                  THE TRAVELERS SERIES TRUST
DELAWARE VIP TRUST                                                        Convertible Securities Portfolio
  Delaware VIP REIT Series -- Standard Class                              Disciplined Mid Cap Stock Portfolio
DREYFUS VARIABLE INVESTMENT FUND                                          Equity Income Portfolio
  Dreyfus Variable Investment Fund -- Appreciation Portfolio --           Federated High Yield Portfolio
    Initial Shares                                                        Large Cap Portfolio
  Dreyfus Variable Investment Fund -- Developing Leaders                  Managed Allocation Series: Aggressive Portfolio
    Portfolio -- Initial Shares                                           Managed Allocation Series: Conservative Portfolio
FAM VARIABLE SERIES FUNDS, INC.                                           Managed Allocation Series: Moderate Portfolio
  Mercury Global Allocation V.I. Fund -- Class III(1)                     Managed Allocation Series: Moderate-Aggressive Portfolio
  Mercury Value Opportunities V.I. Fund -- Class III(2)                   Managed Allocation Series: Moderate-Conservative Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST                      Mercury Large Cap Core Portfolio(3)
  Mutual Shares Securities Fund -- Class 2 Shares                         MFS Mid Cap Growth Portfolio
  Templeton Developing Markets Securities Fund -- Class 2 Shares          MFS Value Portfolio
  Templeton Foreign Securities Fund -- Class 2 Shares                     Mondrian International Stock Portfolio(4)
  Templeton Growth Securities Fund -- Class 2 Shares                      Pioneer Fund Portfolio(5)
GREENWICH STREET SERIES FUND                                              Pioneer Mid Cap Value Portfolio
  Equity Index Portfolio -- Class II Shares                               Social Awareness Stock Portfolio
  Salomon Brothers Variable Aggressive Growth Fund --                     Style Focus Series: Small Cap Growth Portfolio
    Class I Shares                                                        Style Focus Series: Small Cap Value Portfolio
  Salomon Brothers Variable Growth & Income Fund --                       Travelers Quality Bond Portfolio
    Class I Shares                                                        U.S. Government Securities Portfolio
JANUS ASPEN SERIES                                                      TRAVELERS SERIES FUND INC.
  Global Technology Portfolio -- Service Shares                           AIM Capital Appreciation Portfolio
LAZARD RETIREMENT SERIES, INC.                                            MFS Total Return Portfolio
  Lazard Retirement Small Cap Portfolio                                   Pioneer Strategic Income Portfolio
LORD ABBETT SERIES FUND, INC.                                             SB Adjustable Rate Income Portfolio Smith Barney Class
  Growth and Income Portfolio                                             Strategic Equity Portfolio
  Mid-Cap Value Portfolio                                               VAN KAMPEN LIFE INVESTMENT TRUST
OPPENHEIMER VARIABLE ACCOUNT FUNDS                                        Comstock Portfolio Class II Shares
  Oppenheimer Main Street Fund/VA -- Service Shares                     VARIABLE INSURANCE PRODUCTS FUND
PIMCO VARIABLE INSURANCE TRUST                                            Contrafund(R) Portfolio -- Service Class 2
  Real Return Portfolio -- Administrative Class                           Mid Cap Portfolio -- Service Class 2
  Total Return Portfolio -- Administrative Class

--------------
(1) Formerly Merrill Lynch Global Allocation V.I. Fund -- Class III     (4) Formerly Lazard International Stock Portfolio
(2) Formerly Merrill Lynch Value Opportunities V.I. Fund -- Class III   (5) Formerly Utilities Portfolio
(3) Formerly Merrill Lynch Large Cap Core Portfolio

The Contract, certain contract features and/or some of the funding options may not be available in all states. This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 2, 2005. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to Travelers Life & Annuity at One Cityplace, 3CP, Hartford, Connecticut 06103-3415, call 1-800-842-9368 or access the SEC's website (http://www.sec.gov). See Appendix C for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                          PROSPECTUS DATED MAY 2, 2005

                                                 TABLE OF CONTENTS

Glossary...............................................     3    The Annuity Period.................................    52
Summary................................................     5       Maturity Date...................................    52
Fee Table..............................................     9       Allocation of Annuity...........................    52
Condensed Financial Information........................    18       Variable Annuity................................    53
The Annuity Contract...................................    18       Fixed Annuity...................................    53
   Contract Owner Inquiries............................    19    Payment Options....................................    53
   Purchase Payments...................................    19       Election of Options.............................    53
   Accumulation Units..................................    19       Annuity Options.................................    54
   The Variable Funding Options........................    20       Variable Liquidity Benefit .....................    54
The Fixed Account......................................    26    Miscellaneous Contract Provisions..................    55
Charges and Deductions.................................    26       Right to Return.................................    55
   General.............................................    26       Termination.....................................    55
   Withdrawal Charge...................................    27       Required Reports................................    55
   Free Withdrawal Allowance...........................    27       Suspension of Payments..........................    55
   Administrative Charges..............................    27    The Separate Accounts..............................    55
   Mortality and Expense Risk Charge...................    28       Performance Information.........................    56
   Enhanced Stepped-Up Provision Charge................    28    Federal Tax Considerations.........................    56
   Guaranteed Minimum Withdrawal Benefit                            General Taxation of Annuities...................    56
    Charge.............................................    28       Types of Contracts: Qualified
   Guaranteed Minimum Accumulation Benefit                            and Non-qualified.............................    57
    Charge.............................................    28       Qualified Annuity Contracts.....................    57
   Variable Liquidity Benefit Charge...................    28         Taxation of Qualified Annuity Contracts.......    57
   Transfer Charge.....................................    29         Mandatory Distributions for
   Variable Funding Option Expenses....................    29           Qualified Plans.............................    57
   Premium Tax.........................................    29       Non-qualified Annuity Contracts.................    58
   Changes in Taxes Based upon                                        Diversification Requirements for
     Premium or Value..................................    29           Variable Annuities..........................    58
Transfers..............................................    29         Ownership of the Investments..................    59
   Market Timing/Excessive Trading.....................
   Dollar Cost Averaging...............................    30         Taxation of Death Benefit Proceeds............    59
Access to Your Money...................................    31       Other Tax Considerations........................    59
   Systematic Withdrawals..............................    32         Treatment of Charges for Optional
   Managed Distribution Program........................    32           Benefits....................................    59
   Loans...............................................    32         Penalty Tax for Premature Distribution........    59
Ownership Provisions...................................    32         Puerto Rico Tax Considerations................    59
   Types of Ownership..................................    32         Non-Resident Aliens...........................    60
     Contract Owner....................................    32    Other Information..................................    60
     Beneficiary.......................................    33       The Insurance Companies.........................    60
     Annuitant.........................................    33       Financial Statements............................    60
Death Benefit..........................................    33       Distribution of Variable Annuity Contracts......    61
   Death Proceeds before the Maturity Date.............    33       Conformity with State and Federal Laws..........    63
   Enhanced Stepped-Up Provision.......................    36       Voting Rights...................................    63
   Payment of Proceeds.................................    36       Restrictions on Financial Transactions..........    63
   Spousal Contract Continuance........................    38       Legal Proceedings and Opinions..................    63
   Beneficiary Contract Continuance....................    38    Appendix A: Condensed Financial
   Planned Death Benefit...............................    39       Information for Travelers Insurance
   Death Proceeds after the Maturity Date..............    39         Company: Separate Account Thirteen............   A-1
 Living Benefits.......................................    39    Appendix B: Condensed Financial
   Guaranteed Minimum Withdrawal Benefit...............    39       Information for Travelers Life and Annuity
   Guaranteed Minimum Accumulation Benefit.............    45         Company: Separate Account Fourteen............   B-1
                                                                 Appendix C: The Fixed Account......................   C-1
                                                                 Appendix D: Waiver of Withdrawal Charge
                                                                    for Nursing Home Confinement....................   D-1
                                                                 Appendix E: Contents of the Statement of
                                                                    Additional Information..........................   E-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.

HOME OFFICE -- the Home Office of The Travelers Insurance Company or The Travelers Life and Annuity Company or any other office that we may designate for the purpose of administering this Contract.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- The Travelers Insurance Company or The Travelers Life and Annuity Company.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:
                            TRAVELERS LIFE & ANNUITY
                         PORTFOLIO ARCHITECT II ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company ("the Company," "We" or "Us"). The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). The Travelers Insurance Company sponsors the Travelers Separate Account Thirteen for Variable Annuities ("Separate Account Thirteen"); The Travelers Life and Annuity Company sponsors the Travelers Separate Account Fourteen for Variable Annuities ("Separate Account Fourteen"). When we refer to the Separate Account, we are referring to either Separate Account Thirteen or Separate Account Fourteen, depending upon your issuing Company.

You may only purchase a contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the Variable Funding Options and/or the Fixed Account. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5,000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

On or after May 2, 2005, the Contract is available for purchase to owners and Annuitants age 80 or under as of the Contract Date. Before May 2, 2005, the Contract was available for purchase by owners and Annuitants age 85 or under as of the Contract Date.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you. See The Annuity Contract section for more information.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no limit to the number of transfers allowed. We may, in the future, limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. We also reserve the right to restrict transfers into the Fixed Account if the credited interest rate is equal to the minimum guaranteed interest rate specified in your Contract. Amounts previously transferred from the Fixed Account to the Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of the transfer.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E at an annual rate of 1.30% for the Standard Death Benefit, 1.40% for the Step-Up Death Benefit, and 1.60% for the Roll-Up Death Benefit. For Contracts with a value of less than $40,000, we also deduct an annual contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments withdrawn. The maximum percentage is 6%, decreasing to 0% in Contract Year eight and later.

If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. Please refer to "Payment Options" for a description of this benefit.

If you elect a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider, a charge will be deducted daily from amounts in the Variable Funding Options. There are three GMWB rider options, and the current charge for each rider, on an annual basis, is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

If you select the Guaranteed Minimum Accumulation Benefit ("GMAB"), a charge equal to 0.50% annually will be deducted from amounts in the Variable Funding Options.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? You may choose to purchase the Standard, Step-Up or Roll-Up Death Benefit. The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. You may also choose to purchase the Enhanced Stepped-Up Provision, which, for a fee, may increase the amount of the death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or the election of spousal contract continuance or beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

       o DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

       o SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

       O AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected..

       o ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract

       o SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

       o BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(ies) may elect to continue his/her portion of the Contract rather than have the death benefit paid to the beneficiary.

       o GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your investment. Under this benefit, we will pay you a percentage of your investment every year until your investment has been returned in full, regardless of market performance. Depending on when you elect to begin receiving payments and which GMWB rider you select, the maximum amount of your investment that you receive each year is 5% or 10%. When you add Purchase Payments to your Contract, we include them as part of the guarantee. In the future, however, we may discontinue including additional Purchase Payments as part of the guarantee. The guarantee is subject to restrictions on withdrawals and other restrictions.

       o GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB"). For an additional charge, we will guarantee that your Contract Value will not be less than a minimum amount at the end of a specified number of years. The guaranteed amount is based on your Purchase Payments, including additional Purchase Payments you make within 12 months of electing the rider. Additional Purchase Payments made more than 12 months after you elect the rider will not increase the guaranteed amount. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount.

                                    FEE TABLE
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

      WITHDRAWAL CHARGE.........................................6%(1)
      (AS A PERCENTAGE OF THE PURCHASE PAYMENTS WITHDRAWN)

      TRANSFER CHARGE........................................   $10(2)
      (ASSESSED ON TRANSFERS THAT EXCEED 12 PER YEAR)

      VARIABLE LIQUIDITY BENEFIT CHARGE.........................6%(3)
      (AS A PERCENTAGE OF THE PRESENT VALUE OF THE REMAINING ANNUITY PAYMENTS THAT ARE SURRENDERED. THE INTEREST RATE USED TO CALCULATE THIS PRESENT VALUE IS 1% HIGHER THAN THE ASSUMED (DAILY) NET INVESTMENT FACTOR USED TO CALCULATE THE ANNUITY PAYMENTS.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

      ANNUAL CONTRACT ADMINISTRATIVE CHARGE.....................$30(4)

--------------
 (1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for seven years. The charge is as follows:



           YEARS SINCE PURCHASE PAYMENT MADE                WITHDRAWAL CHARGE
-------------------------------------------------------- -----------------------
  GREATER THAN OR EQUAL TO            BUT LESS THAN
           0 years                       2 years                    6%
           2 years                       4 years                    5%
           4 years                       5 years                    4%
           5 years                       6 years                    3%
           6 years                       7 years                    2%
          7 + years                                                 0%

 (2)   We do not currently assess the transfer charge.

 (3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after seven years. The charge is as follows:

         YEARS SINCE INITIAL PURCHASE PAYMENT               WITHDRAWAL CHARGE
-------------------------------------------------------- -----------------------
  GREATER THAN OR EQUAL TO            BUT LESS THAN
           0 years                       2 years                    6%
           2 years                       4 years                    5%
           4 years                       5 years                    4%
           5 years                       6 years                    3%
           6 years                       7 years                    2%
          7 + years                                                 0%


 (4) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES
(AS A PERCENTAGE OF THE AVERAGE DAILY NET ASSETS OF THE SEPARATE ACCOUNT)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.30% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features, there is a maximum charge of 0.20% for E.S.P., a 0.50% charge for GMAB, and a maximum charge of 1.00% for GMWB. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:

                                                           STANDARD DEATH          STEP-UP DEATH         ROLL-UP DEATH
                                                               BENEFIT                BENEFIT               BENEFIT
                                                        ----------------------  --------------------- ---------------------
Mortality and Expense Risk Charge                               1.30%                  1.40%                 1.60%
Administrative Expense Charge                                   0.15%                  0.15%                 0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO
OPTIONAL FEATURES SELECTED                                      1.45%                  1.55%                 1.75%
Optional E.S.P. Charge                                          0.20%                  0.20%                 0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P.
ONLY SELECTED                                                   1.65%                  1.75%                 1.95%
Optional GMAB Charge                                            0.50%                  0.50%                 0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY
SELECTED                                                        1.95%                  2.05%                 2.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
GMAB SELECTED(5)                                                2.15%                  2.25%                 2.45%
Optional GMWB I Charge                                          0.40%(6)               0.40%(6)              0.40%(6)
Optional GMWB II Charge                                         0.50%(6)               0.50%(6)              0.50%(6)
Optional GMWB III Charge                                        0.25%                  0.25%                 0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I
ONLY SELECTED                                                   1.85%                  1.95%                 2.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II
ONLY SELECTED                                                   1.95%                  2.05%                 2.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III
ONLY SELECTED                                                   1.70%                  1.80%                 2.00%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
GMWB I SELECTED                                                 2.05%                  2.15%                 2.35%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
GMWB II SELECTED                                                2.15%                  2.25%                 2.45%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
GMWB III SELECTED                                               1.90%                  2.00%                 2.20%

---------------------------------
(5)   GMAB and GMWB cannot both be elected.

(6)   The maximum charge for GMWB I and GMWB II is 1.00%.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2004 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9406.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                            MINIMUM     MAXIMUM
                                                           ---------   ---------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses......   0.41%       1.79%

UNDERLYING FUND FEES AND EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                             DISTRIBUTION
                                                                AND/OR                                CONTRACTUAL FEE    NET TOTAL
                                                               SERVICE                 TOTAL ANNUAL       WAIVER          ANNUAL
                                                MANAGEMENT     (12b-1)        OTHER     OPERATING     AND/OR EXPENSE     OPERATING
UNDERLYING FUND:                                    FEE          FEES       EXPENSES     EXPENSES      REIMBURSEMENT     EXPENSES
-----------------                              ------------ -------------- ---------- -------------- -----------------  -----------
Capital Appreciation Fund ....................     0.70%          --          0.08%       0.78%               --           --(1)(32)
High Yield Bond Trust ........................     0.45%          --          0.18%       0.63%               --           --(2)(32)
Managed Assets Trust .........................     0.50%          --          0.11%       0.61%               --           --(3)(32)
Money Market Portfolio .......................     0.32%          --          0.10%       0.42%               --           --(3)(32)
ALLIANCEBERNSTEIN VARIABLE
PRODUCT SERIES FUND, INC
   AllianceBernstein Large Cap Growth
     Portfolio -- Class B*+ ..................     0.75%        0.25%         0.05%       1.05%               --         1.05%(4)
AMERICAN FUNDS INSURANCE SERIES
   Global Growth Fund -- Class 2 Shares* .....     0.61%        0.25%         0.04%       0.90%               --           --(32)
   Growth Fund -- Class 2 Shares* ............     0.35%        0.25%         0.01%       0.61%               --         0.61%
   Growth-Income Fund -- Class 2 Shares* .....     0.29%        0.25%         0.02%       0.56%               --           --(32)
DELAWARE VIP TRUST
   Delaware VIP REIT Series --
     Standard Class ..........................     0.74%          --          0.10%       0.84%               --         0.84%(5)
DREYFUS VARIABLE INVESTMENT FUND
   Dreyfus Variable Investment Fund --
     Appreciation Portfolio --
     Initial Shares ..........................     0.75%          --          0.04%       0.79%               --         0.79%
   Dreyfus Variable Investment Fund --
     Developing Leaders Portfolio --
       Initial Shares ........................     0.75%          --          0.04%       0.79%               --         0.79%
FAM VARIABLE SERIES FUNDS, INC.
   Mercury Global Allocation V.I. Fund --
     Class III* ..............................     0.65%        0.25%         0.11%       1.01%               --         1.01%
   Mercury Value Opportunities V.I. Fund --
     Class III* ..............................     0.75%        0.25%         0.07%       1.07%               --         1.07%
FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST
   Mutual Shares Securities Fund --
     Class 2 Shares* .........................     0.60%        0.25%         0.15%       1.00%               --         1.00%(6)
   Templeton Developing Markets Securities
     Fund -- Class 2 Shares* .................     1.25%        0.25%         0.29%       1.79%               --         1.79%
   Templeton Foreign Securities Fund --
     Class 2 Shares* .........................     0.68%        0.25%         0.19%       1.12%             0.05%        1.07%(7)
   Templeton Growth Securities Fund --
     Class 2 Shares* .........................     0.79%        0.25%         0.07%       1.11%               --         1.11%(8)
GREENWICH STREET SERIES FUND
   Equity Index Portfolio --
     Class II Shares* ........................     0.31%        0.25%         0.03%       0.59%               --         0.59%

                                                             DISTRIBUTION
                                                                AND/OR                                CONTRACTUAL FEE    NET TOTAL
                                                               SERVICE                 TOTAL ANNUAL       WAIVER          ANNUAL
                                                MANAGEMENT     (12b-1)        OTHER     OPERATING     AND/OR EXPENSE     OPERATING
UNDERLYING FUND:                                    FEE          FEES       EXPENSES     EXPENSES      REIMBURSEMENT     EXPENSES
-----------------                              ------------ -------------- ---------- -------------- -----------------  -----------
   Salomon Brothers Variable Aggressive
     Growth Fund -- Class I Shares ...........     0.87%          --          0.17%       1.04%               --        1.04%(9)
   Salomon Brothers Variable Growth &
     Income Fund -- Class I Shares ...........     0.65%          --          0.44%       1.09%             0.02%       1.07%(10)
JANUS ASPEN SERIES
   Balanced Portfolio -- Service Shares*+ ....     0.55%        0.25%         0.01%       0.81%               --        0.81%
   Global Life Sciences Portfolio --
     Service Shares*+ ........................     0.64%        0.25%         0.25%       1.14%               --        1.14%
   Global Technology Portfolio --
     Service Shares* .........................     0.64%        0.25%         0.07%       0.96%               --        0.96%
   Worldwide Growth Portfolio --
     Service Shares*+ ........................     0.60%        0.25%         0.03%       0.88%               --        0.88%
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap Portfolio* ....     0.75%        0.25%         0.37%       1.37%               --        1.37%(11)
LORD ABBETT SERIES FUND, INC.
   Growth and Income Portfolio ...............     0.50%          --          0.39%       0.89%               --        0.89%
   Mid-Cap Value Portfolio ...................     0.75%          --          0.42%       1.17%               --        1.17%
OPPENHEIMER VARIABLE ACCOUNT FUNDS
   Oppenheimer Main Street Fund/VA --
     Service Shares* .........................     0.66%        0.25%         0.01%       0.92%               --        0.92%
PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio --
     Administrative Class* ...................     0.25%        0.15%         0.26%       0.65%               --        0.66%(12)
   Total Return Portfolio --
     Administrative Class* ...................     0.25%        0.15%         0.25%       0.65%               --        0.65%(12)
PUTNAM VARIABLE TRUST
   Putnam VT International Equity Fund --
     Class IB Shares*+ .......................     0.75%        0.25%         0.19%       1.19%               --        1.19%
   Putnam VT Small Cap Value Fund --
     Class IB Shares* ........................     0.77%        0.25%         0.10%       1.12%               --        1.12%
SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
   All Cap Fund -- Class I ...................     0.81%          --          0.08%       0.89%               --        0.89%(13)
   Investors Fund -- Class I .................     0.68%          --          0.09%       0.77%               --        0.77%(14)
   Large Cap Growth Fund -- Class I ..........     0.71%          --          0.86%       1.57%               --          --(15)(32)
   Small Cap Growth Fund -- Class I ..........     0.75%          --          0.28%       1.03%               --        1.03%
THE TRAVELERS SERIES TRUST
   Convertible Securities Portfolio ..........     0.60%          --          0.15%       0.75%               --          --(3)(32)
   Disciplined Mid Cap Stock Portfolio .......     0.70%          --          0.12%       0.82%               --          --(3)(32)
   Equity Income Portfolio ...................     0.73%          --          0.11%       0.84%               --          --(16)(32)
   Federated High Yield Portfolio ............     0.65%          --          0.22%       0.87%               --          --(3)(32)
   Federated Stock Portfolio+  ...............     0.63%          --          0.31%       0.94%               --          --(3)(32)
   Large Cap Portfolio .......................     0.75%          --          0.11%       0.86%               --        0.86%(16)
   Managed Allocation Series:
     Aggressive Portfolio ....................     0.15%          --          0.26%       0.41%             0.06%       0.35%(17)

                                                             DISTRIBUTION
                                                                AND/OR                                CONTRACTUAL FEE    NET TOTAL
                                                               SERVICE                 TOTAL ANNUAL       WAIVER          ANNUAL
                                                MANAGEMENT     (12b-1)        OTHER     OPERATING     AND/OR EXPENSE     OPERATING
UNDERLYING FUND:                                    FEE          FEES       EXPENSES     EXPENSES      REIMBURSEMENT     EXPENSES
-----------------                              ------------ -------------- ---------- -------------- -----------------  -----------
Managed Allocation Series:
  Conservative Portfolio .....................     0.15%          --          0.26%       0.41%             0.06%       0.35%(17)
Managed Allocation Series:
  Moderate Portfolio .........................     0.15%          --          0.26%       0.41%             0.06%       0.35%(17)
Managed Allocation Series:
  Moderate-Aggressive Portfolio ..............     0.15%          --          0.26%       0.41%             0.06%       0.35%(17)
Managed Allocation Series:
  Moderate-Conservative Portfolio ............     0.15%          --          0.26%       0.41%             0.06%       0.35%(17)
Mercury Large Cap Core Portfolio .............     0.79%          --          0.16%       0.95%               --          --(18)(32)
MFS Mid Cap Growth Portfolio .................     0.75%          --          0.13%       0.88%               --          --(19)(32)
MFS Value Portfolio ..........................     0.72%          --          0.39%       1.11%               --          --(20)(32)
Mondrian International Stock Portfolio .......     0.72%          --          0.19%       0.91%               --          --(21)(32)
Pioneer Fund Portfolio .......................     0.75%          --          0.37%       1.12%               --          --(22)(32)
Pioneer Mid Cap Value Portfolio ..............     0.75%          --          0.43%       1.18%             0.18%       1.00%(23)
Social Awareness Stock Portfolio .............     0.61%          --          0.14%       0.75%               --          --(24)(32)
Style Focus Series:
  Small Cap Growth Portfolio .................     0.85%          --          0.43%       1.28%             0.18%       1.10%(25)
Style Focus Series:
  Small Cap Value Portfolio ..................     0.83%          --          0.43%       1.26%             0.16%       1.10%(26)
Travelers Quality Bond Portfolio .............     0.32%          --          0.12%       0.44%               --          --(3)(32)
U.S. Government Securities Portfolio .........     0.32%          --          0.11%       0.43%               --          --(3)(32)
TRAVELERS SERIES FUND INC.
   AIM Capital Appreciation Portfolio ........     0.80%          --          0.05%       0.85%               --        0.85%
   MFS Total Return Portfolio ................     0.77%          --          0.02%       0.79%               --        0.79%(27)
   Pioneer Strategic Income Portfolio ........     0.75%          --          0.15%       0.90%               --        0.90%
   SB Adjustable Rate Income Portfolio
     Smith Barney Class* .....................     0.60%        0.25%         0.46%       1.31%               --        1.31%
   Strategic Equity Portfolio ................     0.80%          --          0.05%       0.85%               --        0.85%
VAN KAMPEN LIFE INVESTMENT TRUST
   Comstock Portfolio Class II Shares* .......     0.57%        0.25%         0.04%       0.86%               --        0.86%
   Enterprise Portfolio Class II Shares*+ ....     0.50%        0.25%         0.13%       0.88%               --          --(28)(32)
VARIABLE INSURANCE PRODUCTS FUND
   Contrafund(R) Portfolio --
     Service Class 2* ........................     0.57%        0.25%         0.11%       0.93%               --          --(29)(32)
   Dynamic Capital Appreciation
     Portfolio -- Service Class 2*+ ..........     0.58%        0.25%         0.38%       1.21%               --          --(30)(32)
   Mid Cap Portfolio -- Service Class 2* .....     0.57%        0.25%         0.14%       0.96%               --          --(31)(32)

--------------
* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

+    Closed to new investors.

NOTES

(1) Effective September 1, 2004, the investment advisory fee was revised from the annual rate of 0.75% to the following breakpoints: 0.70% on first $1.5 billion of net assets and 0.65% on assets in excess of $1.5 billion. The Fund has a voluntary expense cap of 1.25%.

(2) Management fee is based on 0.50% on first $50 million of net assets; 0.40% on the next $100 million; 0.30% on the next $100 million and 0.25% on assets in excess of $250 million.

(3) Other expenses include 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

(4) Expense information restated to reflect a reduction in advisory fees effective September 7, 2004.

(5) The investment advisor for the Delaware VIP REIT Series and the Delaware VIP Small Cap Value Series is Delaware Management Company ("DMC"). For the period May 1, 2002 through April 30, 2005, the advisor contractually waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and certain insurance expenses) would not exceed 0.95%. Effective May 1, 2005 through April 30, 2006, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and certain insurance expenses) will not exceed 0.95%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, 0.60% on assets in excess of $2.5 billion million, all per year.

(6) While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% through May 1, 2006 of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% through May 1, 2006.

(7) The Fund's manager has agreed in advance to reduce its fees from assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Board and an order of the Securities and Exchange Commission.

(8) The Fund administration fee is paid indirectly through the management fee. While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% through May 1, 2006 of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% through May 1, 2006.

(9) Effective August 1, 2004, the management fee (including the administration fee), was reduced from 0.95% to the following breakpoints: 0.80% on first $5 billion of net assets; 0.775% on next $2.5 billion; 0.75% on next $2.5 billion; and 0.70% on net assets in excess of $10 billion.

(10) Effective August 1, 2004, the management fee (including the administration fee), was reduced from 0.65% to the following breakpoints: 0.65% on first $1 billion of net assets; 0.60% on next $1 billion; 0.55% on next $1 billion; 0.50% on the next $1 billion; and 0.45% on net assets in excess of $4 billion.

(11) The Investment Manager has contractually agreed to waive its fee and, if necessary, reimburse the Portfolio through December 31, 2005 to the extent Total Annual Portfolio Operating Expenses exceed 1.25% of the Portfolio's average daily net assets.

(12) "Other Expenses" reflects a 0.25% administrative fee. PIMCO has contractually agreed, for the Portfolio's current fiscal year, to reduce total annual portfolio operating expenses for the Administrative Class shares to the extent they would exceed, due to the payment of Trustees' fees, 0.65% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(13) Effective August 1, 2004, the management fees were reduced from 0.85% to the following breakpoints: First $1.5 billion 0.75%; next $0.5 billion 0.70%; next $0.5 billion 0.65%; next $1 billion 0.60%; over $3.5 billion 0.50%.

(14) Effective August 1, 2004, the management fees were reduced from 0.70% to the following breakpoints: First $350 million 0.65%; next $150 million 0.55%; next $250 million 0.53%; next $250 million 0.50%; over $1 billion 0.45%.

(15) Effective August 1, 2004, the management fees were reduced from 0.75% to the following breakpoints: First $5 billion 0.70%; next $2.5 billion 0.70%; next $2.5 billion 0.68%; over $10 billion 0.65%.

(16) Effective September 1, 2004, the investment advisory fee was revised from the annual rate of 0.75% to the following breakpoints: 0.75% on first $250 million of net assets; 0.70% on the next $500 million and 0.65% on assets in excess of $2 billion. Other Expenses include 0.06% administrative services fee the Fund pays to The Travelers Insurance Company. The expense information in the table has been restated to reflect the current fee schedule.

(17) The figures shown above do not include the Funds' share of Underlying Fund expenses. Because the Underlying Funds that each Fund invests in will vary, as will the proportion of each Fund's assets invested in each Underlying Fund, it is not possible to determine precisely the amount of Underlying Fund expenses that will be borne by the Funds. However, the total annual operating expenses of the Underlying Funds range from 0.40% to 1.10%, so the Underlying Funds expenses borne by the Funds will be somewhere in that range. The Funds have a contractual expense cap of 0.35% that continues to May 1, 2006. Other Expenses are estimates and include a 0.06% administrative service fee the Fund pays to The Travelers Insurance Company.

(18) Effective September 1, 2004, the investment advisory fee was revised from the annual rate of 0.80% to the following breakpoints: 0.775% on first $250 million of net assets; 0.75% on the next $250 million; 0.725% on next $500 million; 0.70% on next $1 billion and 0.65% on assets in excess of $2 billion. Other Expenses include 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

(19) Effective February 25, 2005, the investment advisory fee was revised to the following breakpoints: For the first $500 million of average daily net assets the advisory fee is 0.7775%; the next $300 million 0.7525%; the next $600 million 0.7275%; the next $1 billion 0.7025%; over $2.5 billion 0.625%. Also effective February 25, 2005, for purposes of meeting the various asset levels and determining an effective fee rate, the combined average daily net assets of: (1) the Fund; and (2) other portfolios of The Travelers Series Trust that are subadvised by MFS; and (3) another portfolio of the Travelers Series Fund that is subadvised by MFS, are used in performing the calculation. The expense information in the table has been restated to reflect the current fee schedule. Between February 25, 2004 and February 24, 2005 the investment advisory fee was as follows: for the first $600 million of average daily net assets the advisor fee is 0.800%; the next $300 million 0.775%; the next $600 million 0.750%; the next $1 billion 0.725%; over $2.5 billion 0.675%. Previous to September 1, 2004 the fee was an annual rate of 0.80%. Other expenses include a 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

(20) Effective September 1, 2004, the investment advisory fee was revised from the annual rate of 0.75% to the following breakpoints: 0.75% on first $600 million of net assets; 0.725% on the next $300 million; 0.70% on the next $600 million; 0.675% on the next $1 billion and 0.625% on assets in excess of $2.5 billion. Other Expenses include 0.06% administrative services fee the Fund pays to The Travelers Insurance Company. Fund has a voluntary waiver of 1.00%. Effective February 25, 2005, for purposes of meeting the various asset levels and determining an effective fee rate, the combined average daily net assets of: (1) the Fund; and (2) other portfolios of The Travelers Series Trust that are subadvised by MFS; and (3) another portfolio of the Travelers Series Fund that is subadvised by MFS, are used in performing the calculation. The expense information in the table has been restated to reflect the current fee schedule.

(21) Effective May 1, 2005, the investment advisory fee is revised to the following schedule: 0.775% on the first $100 million in assets and 0.65% on assets in excess of $100 million. The expense information in the table has been restated to reflect the current fee schedule. Between September 1, 2004 and May 1, 2005, the investment advisory fee was as follows:
      0.825% on the first $100 million of assets, 0.775% on the next $400 million of assets, 0.725% on the next $500 million, and 0.700% on assets in excess of $1 billion. Previous to September 1, 2004, the investment advisory fee was an annual rate of 0.825%.

(22) Effective December 1, 2004, the Management fee was reduced from 0.75% to the following breakpoints: 0.75% on the first $250 million of net assets; 0.70% on the next $250 million; 0.675% on the next $500 million; 0.65% on the next $1 billion and 0.60% on assets in excess of $2 billion. Other expenses include a 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

(23) The Fund has a contractual expense cap of 1.00% that continues to May 1, 2006. Other expenses are estimates and include a 0.06% administrative service fee the Fund pays to The Travelers Insurance Company.

(24) Management fee is based on 0.65% on first $50 million of net assets; 0.55% on the next $50 million; 0.45% on the next $100 million and 0.40% on assets in excess of $200 million. Other Expenses include a 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

(25) The Fund has a contractual expense cap of 1.10% that continues to May 1, 2006. Other expenses are estimates and include a 0.06% administrative service fee the Fund pays to The Travelers Insurance Company.

(26) The Fund has a contractual expense cap of 1.10% that continues to May 1, 2006. Other expenses are estimates and include a 0.06% administrative service fee the Fund pays to The Travelers Insurance Company.

(27) Effective November 1, 2004, the advisory fee was reduced from 0.80% to the following breakpoints: 0.80% on first $600 million of net assets; 0.775% on next $300 million; 0.75% on next $600 million; 0.725% on next $1 billion and 0.675% in excess of $2.5 billion. Effective February 25, 2005, for purposes of meeting the various asset levels and determining an effective fee rate, the combined average daily net assets of: (1) the Fund; and (2) other portfolios of The Travelers Series Trust that are subadvised by MFS are used in performing the calculation. The expense information in the table has been restated to reflect the current fee schedule.

(28) Under the terms of the Advisory agreement, if the total ordinary business expenses, exclusive of taxes, distribution fees and interest, exceed .95% of the average daily net assets of the Portfolio, the Adviser will reimburse the Portfolio for the amount of the excess. Additionally, the Adviser has voluntarily agreed to reimburse the Portfolio for all expenses as a percentage of average daily net assets in excess of .60% and .85% for Classes I and II, respectively. For the year ended December 31, 2004, the Adviser waived $49,190 of its investment advisory fees. This waiver is voluntary in nature and can be discontinued at the Adviser's discretion.

(29) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.91%. These offsets may be discontinued at any time.

(30) The annual class operating expenses for the fund are based on historical expenses adjusted to reflect current fees. A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 1.02%. These offsets may be discontinued at any time. The fund's manager has voluntarily agreed to reimburse the class to the extent that the total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses) exceed 1.10%. This arrangement can be discontinued by the fund's manager at any time.

(31) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.93%. These offsets may be discontinued at any time.

(32) The table below shows the amount of the waiver or reimbursement and the net total annual operating expenses for underlying funds that have entered into a voluntary fee waiver and/or expense reimbursement arrangement. The net total annual operating expense figure reflects the fee waivers and/or expense reimbursements that were in effect as of the underlying fund's fiscal year end. However, as these arrangements are voluntary, they may be changed or terminated at any time, in which case the underlying fund would be subject to different net total annual operating expenses. Without such waivers performance would be lower.

                                                                                    VOLUNTARY FEE
                                                                                    WAIVER AND/OR
                                                                                       EXPENSE              NET TOTAL ANNUAL
        FUNDING OPTION                                                              REIMBURSEMENT          OPERATING EXPENSES
                                                                               ------------------------  ------------------------
        Capital Appreciation Fund..........................................             0.01%                     0.77%
        High Yield Bond Trust..............................................             0.03%                     0.60%
        Managed Assets Trust...............................................             0.01%                     0.60%
        Money Market Portfolio.............................................             0.02%                     0.40%
        Global Growth Fund -- Class 2 Shares................................            0.01%                     0.89%
        Growth-Income Fund -- Class 2 Shares................................            0.01%                     0.55%
        Large Cap Growth Fund -- Class I....................................            0.57%                     1.00%
        Convertible Securities Portfolio...................................             0.01%                     0.74%
        Disciplined Mid Cap Stock Portfolio................................             0.02%                     0.80%
        Equity Income Portfolio............................................             0.01%                     0.83%
        Federated High Yield Portfolio.....................................             0.04%                     0.83%
        Federated Stock Portfolio..........................................             0.11%                     0.83%

                                                                                    VOLUNTARY FEE
                                                                                    WAIVER AND/OR
                                                                                       EXPENSE              NET TOTAL ANNUAL
        FUNDING OPTION                                                              REIMBURSEMENT          OPERATING EXPENSES
                                                                               ------------------------  ------------------------
        Mercury Large Cap Core Portfolio...................................             0.03%                     0.92%
        MFS Mid Cap Growth Portfolio.......................................             0.02%                     0.86%
        MFS Value Portfolio................................................             0.11%                     1.00%
        Mondrian International Stock Portfolio.............................             0.02%                     0.89%
        Pioneer Fund Portfolio.............................................             0.13%                     0.99%
        Social Awareness Stock Portfolio...................................             0.04%                     0.71%
        Travelers Quality Bond Portfolio...................................             0.02%                     0.42%
        U.S. Government Securities Portfolio...............................             0.01%                     0.42%
        Enterprise Portfolio Class II Shares...............................             0.03%                     0.85%
        Contrafund(R) Portfolio -- Service Class 2............................          0.02%                     0.91%
        Dynamic Capital Appreciation Portfolio -- Service Class 2...........            0.19%                     1.02%
        Mid Cap Portfolio -- Service Class 2................................            0.03%                     0.93%


EXAMPLES

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate `account annual expenses, and Underlying Fund total annual operating expenses. These examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.

These examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The examples reflect the annual contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the examples are based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The examples assume you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. In each example, your actual expenses will be less than those shown if you do not elect all of the optional benefits. The GMAB and a GMWB rider cannot both be elected.

EXAMPLE 1 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit (assuming the maximum 1.00% charge applies).

                                            IF CONTRACT IS SURRENDERED AT THE       IF CONTRACT IS NOT SURRENDERED OR
                                                  END OF PERIOD SHOWN:           ANNUITIZED AT THE END OF PERIOD SHOWN:
                                          -------------------------------------- ----------------------------------------
FUNDING OPTION                            1 YEAR   3 YEARS   5 YEARS   10 YEARS  1 YEAR     3 YEARS   5 YEARS   10 YEARS
----------------                          -------  --------- --------  --------- --------   -------   --------  ---------
Underlying Fund with Maximum Total
Annual Operating Expenses.............     1076      1932      2792      4813      476       1432       2392      4813
Underlying Fund with Minimum Total
Annual Operating Expenses.............      940      1537      2157      3662      340       1037       1757      3662


EXAMPLE 2 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit, and the Guaranteed Minimum Withdrawal Benefit ("GMWB I") (assuming the current 0.40% charge applies).

                                            IF CONTRACT IS SURRENDERED AT THE       IF CONTRACT IS NOT SURRENDERED OR
                                                  END OF PERIOD SHOWN:           ANNUITIZED AT THE END OF PERIOD SHOWN:
                                          -------------------------------------- ----------------------------------------
FUNDING OPTION                            1 YEAR   3 YEARS   5 YEARS   10 YEARS  1 YEAR     3 YEARS   5 YEARS   10 YEARS
----------------                          -------  --------- --------  --------- --------   -------   --------  ---------
Underlying Fund with Maximum Total
Annual Operating Expenses.............     1017      1762       2522      4335     417        1262       2122      4335
Underlying Fund with Minimum Total
Annual Operating Expenses.............      881      1361       1867      3104     281         861       1467      3104


EXAMPLE 3 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit II ("GMWB II") (assuming the current 0.50% charge applies).

                                            IF CONTRACT IS SURRENDERED AT THE       IF CONTRACT IS NOT SURRENDERED OR
                                                  END OF PERIOD SHOWN:           ANNUITIZED AT THE END OF PERIOD SHOWN:
                                          -------------------------------------- ----------------------------------------
FUNDING OPTION                            1 YEAR   3 YEARS   5 YEARS   10 YEARS  1 YEAR     3 YEARS   5 YEARS   10 YEARS
----------------                          -------  --------- --------  --------- --------   -------   --------  ---------
Underlying Fund with Maximum Total
Annual Operating Expenses.............     1027      1791       2567      4417      427       1291       2167      4417
Underlying Fund with Minimum Total
Annual Operating Expenses.............      891      1390       1916      3200      291        890       1516      3200


EXAMPLE 4 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit III ("GMWB III") (assuming the current 0.25% charge applies).

                                            IF CONTRACT IS SURRENDERED AT THE       IF CONTRACT IS NOT SURRENDERED OR
                                                  END OF PERIOD SHOWN:           ANNUITIZED AT THE END OF PERIOD SHOWN:
                                          -------------------------------------- ----------------------------------------
FUNDING OPTION                            1 YEAR   3 YEARS   5 YEARS   10 YEARS  1 YEAR     3 YEARS   5 YEARS   10 YEARS
----------------                          -------  --------- --------  --------- --------   -------   --------  ---------
Underlying Fund with Maximum Total
Annual Operating Expenses.............     1002      1719       2453      4210      402       1219       2053      4210
Underlying Fund with Minimum Total
Annual Operating Expenses.............      866      1316       1793      2959      266        816       1393      2959


EXAMPLE 5 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Accumulation Benefit.

                                            IF CONTRACT IS SURRENDERED AT THE       IF CONTRACT IS NOT SURRENDERED OR
                                                  END OF PERIOD SHOWN:           ANNUITIZED AT THE END OF PERIOD SHOWN:
                                          -------------------------------------- ----------------------------------------
FUNDING OPTION                            1 YEAR   3 YEARS   5 YEARS   10 YEARS  1 YEAR     3 YEARS   5 YEARS   10 YEARS
----------------                          -------  --------- --------  --------- --------   -------   --------  ---------
Underlying Fund with Maximum Total
Annual Operating Expenses.............     1027      1791       2567      4417      427       1291       2167      4417
Underlying Fund with Minimum Total
Annual Operating Expenses.............      891      1390       1916      3200      291        890       1516      3200

                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

See Appendices A and B.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

Travelers Life & Annuity Portfolio Architect II Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

On and after May 2, 2005, the Contract is not available for purchase if the proposed owner or Annuitant is age 81 or older.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you.

                                              MAXIMUM AGE BASED ON THE OLDER
                                                     OF THE OWNER AND
     DEATH BENEFIT/OPTIONAL FEATURE           ANNUITANT ON THE CONTRACT DATE
----------------------------------------  --------------------------------------
Deferred Annual Step Up Death Benefit
(Standard Death Benefit)                                   75
Step Up Death Benefit                                      85
5% Roll Up Death Benefit                                   75
Enhanced Stepped-Up Provision (E.S.P)                      75

Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your financial adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9368.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Initial Purchase Payments plus the total of all subsequent Purchase Payments may total over $1,000,000 only with our prior consent. We may restrict Purchase Payments into the Fixed Account whenever the current credited interest rate for the Fixed Account is equal to the minimum guaranteed rate specified in your Contract.

We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.

 We will credit any subsequent Purchase Payment to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. Normally, we calculate the value of an Accumulation Unit for each funding option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New

York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

The Underlying Funds offered though this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the Company considers during the initial selection process is whether the Underlying Fund or an affiliate of the Underlying Fund will compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the Fund, the Fund's investment advisor, or its distributor. Finally, when the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product), the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

Each Underlying Fund is reviewed periodically after having been selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments to an Underlying Fund if the Company determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets.

In addition, if any of the Underlying Funds become unavailable for allocating Purchase Payments, or if we believe that further investment in an Underlying Fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

You will find detailed information about the Underlying Funds and their inherent risks in the current prospectuses for the Underlying Funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9406 to request copies of the prospectuses.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, the Company and TDLLC have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the Underlying Funds under which the Company and TDLLC receive payments in connection with our provision of administrative, marketing or other support services to the Funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and TDLLC incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these fees.

The payments are generally based on a percentage of the average assets of each Underlying Fund allocated to the Variable Funding Options under the Contract or other contracts offered by the Company. The amount of the fee that an Underlying Fund and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each Underlying Fund. Aggregate fees relating to the different Underlying Funds may be as much as 0.65% of the average net assets of an Underlying Fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the Distribution and/or Service Fees (12b-1 fees) that are paid by an Underlying Fund out its assets as part of its Total Annual Operating Expenses.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

               FUNDING                                  INVESTMENT                                INVESTMENT
                OPTION                                   OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------  ------------------------------------------  -------------------------------------
Capital Appreciation Fund                Seeks growth of capital. The Fund           Travelers Asset Management
                                         normally invests in equity securities of    International Company LLC
                                         issuers of any size and in any industry.
                                                                                     Subadviser: Janus Capital Corp.
High Yield Bond Trust                    Seeks high current income. The Fund         Travelers Asset Management
                                         normally invests in below                   International Company LLC
                                         investment-grade bonds and debt
                                         securities.

Managed Assets Trust                     Seeks high total return. The Fund           Travelers Asset Management
                                         normally invests in equities,               International Company LLC
                                         convertible and fixed-income securities.    Subadviser: Travelers Investment
                                         The Fund's policy is to allocate            Management Company
                                         investments among asset classes.

Money Market Portfolio                   Seeks high current return with              Travelers Asset Management
                                         preservation of capital and liquidity.      International Company LLC
                                         The Fund normally invests in
                                         high-quality short term money market
                                         instruments.
ALLIANCEBERNSTEIN VARIABLE PRODUCT
   SERIES FUND, INC.
   AllianceBernstein Large Cap Growth    Seeks growth of capital by pursuing         Alliance Capital Management L.P.
     Portfolio -- Class B+               aggressive investment policies.
AMERICAN FUNDS INSURANCE SERIES
   Global Growth Fund -- Class 2 Shares  Seeks capital appreciation. The Fund        Capital Research and Management Co.
                                         normally invests in common stocks of
                                         companies located around the world.

   Growth Fund -- Class 2 Shares         Seeks capital appreciation. The Fund        Capital Research and Management Co.
                                         normally invests in common stocks of
                                         companies that appear to offer superior
                                         opportunities for growth of capital.

   Growth-Income Fund -- Class 2 Shares  Seeks capital appreciation and income.      Capital Research and Management Co.
                                         The Fund normally invests in common
                                         stocks or other securities that
                                         demonstrate the potential for
                                         appreciation and/or dividends.
DELAWARE VIP TRUST
   Delaware VIP REIT Series --           Seeks to achieve maximum long term total    Delaware Management Company
     Standard Class                      return with capital appreciation as a
                                         secondary objective.  The Fund normally
                                         invests in companies that manage a
                                         portfolio of real estate to earn profits
                                         for shareholders (REITS).
DREYFUS VARIABLE INVESTMENT FUND
   Dreyfus Variable Investment Fund --   Seeks long term capital growth              The Dreyfus Corporation
     Appreciation Portfolio -- Initial   consistent with the preservation of         Subadviser: Fayez Sarofim & Co.
     Shares                              capital. Current income is a secondary
                                         objective. The Fund normally invests in
                                         common stocks of established companies.

   Dreyfus Variable Investment Fund --   Seeks to maximize capital appreciation.     The Dreyfus Corporation
     Developing Leaders Portfolio --     The Fund normally invests in companies
     Initial Shares                      with market capitalizations of less than
                                         $2 billion at the time of purchase.
FAM VARIABLE SERIES FUNDS, INC.
   Mercury Global Allocation V.I.        Seeks high total investment return. The     Merrill Lynch Investment Managers,
     Fund -- Class III                   Fund normally invests in a portfolio of     L.P. (dba Mercury Advisors)
                                         equity, debt and money market
                                         securities, primarily of corporate and
                                         governmental issuers located around the
                                         world.

   Mercury Value Opportunities V.I.      Seeks long-term growth of capital. The      Merrill Lynch Investment Managers,
     Fund -- Class III                   Fund normally invests in common stocks      L.P. (dba Mercury Advisors)
                                         of small cap companies and emerging
                                         growth companies believed to have
                                         special investment value.

               FUNDING                                  INVESTMENT                                INVESTMENT
                OPTION                                   OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------  ------------------------------------------  -------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST
   Mutual Shares Securities Fund --      Seeks capital appreciation. Income is a     Franklin Mutual Advisers, LLC
     Class 2 Shares                      secondary objective. The Fund normally
                                         invests in U.S. equity securities, and
                                         substantially in undervalued stocks,
                                         risk arbitrage securities and distressed
                                         companies.

   Templeton Developing Markets          Seeks long-term capital appreciation.       Templeton Asset Management Ltd.
     Securities Fund -- Class 2 Shares   The Fund normally invests at least 80%
                                         of its net assets in the emerging market
                                         investments, and invests primarily to
                                         predominantly in equity securities.

   Templeton Foreign Securities Fund     Seeks long-term capital growth. The Fund    Templeton Investment Counsel, LLC
     -- Class 2 Shares                   normally invests at least 80% of its net
                                         assets in investments of issuers located
                                         outside of the U.S., including those in
                                         emerging markets.

   Templeton Growth Securities Fund --   Seeks long-term capital growth. The Fund    Templeton Global Advisors Limited
     Class 2 Shares                      normally invests in equity securities of
                                         companies located anywhere in the world,
                                         including the U.S. and emerging markets.
GREENWICH STREET SERIES FUND
   Equity Index Portfolio -- Class II    Seeks investment results that, before       Travelers Investment Management
     Shares                              expenses, correspond to the price and       Company
                                         yield performance of the S&P 500 Index.
                                         The Fund normally invests in equity
                                         securities, or other investments with
                                         similar economic characteristics that
                                         are included in the S&P 500 Index.

   Salomon Brothers Variable             Seeks capital appreciation. The Fund        Salomon Brothers Asset Management,
     Aggressive Growth Fund -- Class I   normally invests in common stocks of        Inc.
     Shares                              companies that the manager believes are
                                         experiencing or will experience growth
                                         in earnings and/or cash flow that
                                         exceeds the average rate of earnings
                                         growth of the companies that comprise
                                         the S&P 500.

   Salomon Brothers Variable Growth &    Seeks income and long-term capital          Salomon Brothers Asset Management,
     Income Fund -- Class I Shares       growth. The Fund normally invests in        Inc.
                                         equity securities that provide dividend
                                         or interest income and non-income
                                         producing stocks for potential
                                         appreciation in value.
JANUS ASPEN SERIES
   Balanced Portfolio -- Service         Seeks long term capital growth,             Janus Capital Management, LLC.
     Shares+                             consistent with preservation of capital
                                         and balanced by current income. The Fund
                                         normally invests in common stocks
                                         selected for their growth potential and
                                         other securities selected for their
                                         income potential.

   Global Life Sciences Portfolio --     Seeks long-term growth of capital. The      Janus Capital Management, LLC.
     Service Shares+                     Fund normally invests in securities of
                                         companies with a life science (e.g.
                                         health, personal care, pharmaceuticals)
                                         orientation.

   Global Technology Portfolio --        Seeks long-term growth of capital. The      Janus Capital Management, LLC
     Service Shares                      Fund normally invests in securities of
                                         companies that are expected to benefit
                                         from advances or improvements in
                                         technology.

   Worldwide Growth Portfolio --         Seeks growth of capital in a manner         Janus Capital Management, LLC.
     Service Shares+                     consistent with the preservation of
                                         capital. The Fund normally invests in
                                         the common stocks of companies of any
                                         size throughout the world.
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap           Seeks long-term capital appreciation.       Lazard Asset Management, LLC
     Portfolio                           The Fund normally invests in equity
                                         securities, principally common stocks,
                                         of relatively small U.S. companies that
                                         are believed to be undervalued based on
                                         their earnings, cash flow or asset
                                         values.

               FUNDING                                  INVESTMENT                                INVESTMENT
                OPTION                                   OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------  ------------------------------------------  -------------------------------------
LORD ABBETT SERIES FUND, INC.
   Growth and Income Portfolio           Seeks long-term growth of capital and       Lord Abbett & Co.
                                         income without excessive fluctuations in
                                         market value. The Fund primarily invests
                                         in equity securities of large, seasoned,
                                         U.S. and multinational companies
                                         believed to be undervalued.

   Mid-Cap Value Portfolio               Seeks capital appreciation. The Fund        Lord Abbett & Co.
                                         normally invests primarily in equity
                                         securities, which are believed to be
                                         undervalued in the marketplace.
OPPENHEIMER VARIABLE ACCOUNT FUNDS
   Oppenheimer Main Street Fund/VA --    Seeks high total return (which includes     Oppenheimer Funds, Inc.
     Service Shares                      growth in the value of its shares as
                                         well as current income) from equity and
                                         debt securities.
PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio --              Seeks maximum real return, consistent       Pacific Investment Management
     Administrative Class                with preservation of real capital and       Company LLC
                                         prudent investment management.

   Total Return Portfolio --             Seeks maximum total return, consistent      Pacific Investment Management
     Administrative Class                with preservation of capital and prudent    Company LLC
                                         investment management. The Fund normally
                                         invests in intermediate maturity fixed
                                         income securities.
PUTNAM VARIABLE TRUST
   Putnam VT International Equity        Seeks capital appreciation. The Fund        Putnam Investment Management
     Fund -- Class IB Shares+            invests mainly in common stocks of
                                         companies outside the United States that
                                         Putnam Management believes have
                                         investment potential.

   Putnam VT Small Cap Value Fund --     Seeks capital appreciation. The Fund        Putnam Investment Management
     Class IB Shares                     invests mainly in common stocks of U.S.
                                         companies, with a focus on value stocks.
                                         Value stocks are those that Putnam
                                         Management believes are currently
                                         undervalued by the market.
SALOMON BROTHERS VARIABLE SERIES
   FUNDS INC.
   All Cap Fund -- Class I               Seeks capital appreciation. The Fund        Salomon Brothers Asset Management,
                                         normally invests in common stocks and       Inc.
                                         their equivalents of companies the
                                         manager believes are undervalued in the
                                         marketplace.

   Investors Fund -- Class I             Seeks long term growth of capital.          Salomon Brothers Asset Management,
                                         Secondarily seeks current income. The       Inc.
                                         Fund normally invests in common stocks
                                         of established companies.

   Large Cap Growth Fund -- Class I      Seeks long-term growth of capital. The      Salomon Brothers Asset Management,
                                         Fund normally invests in equity             Inc.
                                         securities of companies with large
                                         market capitalizations.

   Small Cap Growth Fund -- Class I      Seeks long term growth of capital. The      Salomon Brothers Asset Management,
                                         Fund normally invests in equity             Inc.
                                         securities of companies with small
                                         market capitalizations.
THE TRAVELERS SERIES TRUST
   Convertible Securities Portfolio      Seeks current income and capital            Travelers Asset Management
                                         appreciation. The Fund normally invests     International Company LLC
                                         in convertible securities.

   Disciplined Mid Cap Stock Portfolio   Seeks growth of capital. The Fund           Travelers Asset Management
                                         normally invests in the equity              International Company LLC
                                         securities of companies with mid-size       Subadviser: Travelers Investment
                                         market capitalizations.                     Management Company

   Equity Income Portfolio               Seeks reasonable income by investing        Travelers Asset Management
                                         primarily in income producing equity        International Company LLC
                                         securities. In choosing these               Subadviser: Fidelity Management &
                                         securities, the fund will also consider     Research Company
                                         the potential for capital appreciation.
                                         The fund's goal is to achieve a yield
                                         which exceeds the composite yield on the
                                         securities compromising the S&P 500.

               FUNDING                                  INVESTMENT                                INVESTMENT
                OPTION                                   OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------  ------------------------------------------  -------------------------------------
   Federated High Yield Portfolio        Seeks high current income. The Fund         Travelers Asset Management
                                         normally invests in below                   International Company LLC
                                         investment-grade bonds and debt             Subadviser: Federated Investment
                                         securities.                                 Management Company

   Federated Stock Portfolio+            Seeks growth of income and capital. The     Travelers Asset Management
                                         Fund normally invests in equity             International Company LLC
                                         securities of high quality companies.       Subadviser: Federated Equity
                                                                                     Management Company of Pennsylvania
   Large Cap Portfolio                   Seeks long term growth of capital. The      Travelers Asset Management
                                         Fund normally invests in the securities     International Company LLC
                                         of companies with large market              Subadviser: Fidelity Management &
                                         capitalizations.                            Research Company

   Managed Allocation Series:            Seeks long-term growth of capital. The      Travelers Asset Management
     Aggressive Portfolio                Fund normally invests in other              International Company LLC
                                         investment companies ("Underlying           Subadviser: Deutsche Investment
                                         Funds") that invest primarily in equity     Management Americas Inc.
                                         securities.

   Managed Allocation Series:            Seeks a high level of current income        Travelers Asset Management
     Conservative Portfolio              with some consideration given to growth     International Company LLC
                                         of capital. The Fund normally invests in    Subadviser: Deutsche Investment
                                         other investment companies ("Underlying     Management Americas Inc.
                                         Funds") that invest in both equity and
                                         debt securities.

   Managed Allocation Series:            Seeks a balance between a high level of     Travelers Asset Management
     Moderate Portfolio                  current income and growth of capital,       International Company LLC
                                         with a greater emphasis on growth of        Subadviser: Deutsche Investment
                                         capital. The Fund normally invests in       Management Americas Inc.
                                         other investment companies ("Underlying
                                         Funds") that invest in both equity and
                                         debt securities.

   Managed Allocation Series:            Seeks long-term growth of capital. The      Travelers Asset Management
     Moderate-Aggressive Portfolio       Fund normally invests in other              International Company LLC
                                         investment companies ("Underlying           Subadviser: Deutsche Investment
                                         Funds") that invest in both equity and      Management Americas Inc.
                                         debt securities.

   Managed Allocation Series:            Seeks a balance between a high level of     Travelers Asset Management
     Moderate-Conservative Portfolio     current income and growth of capital,       International Company LLC
                                         with a greater emphasis on income. The      Subadviser: Deutsche Investment
                                         Fund normally invests in other              Management Americas Inc.
                                         investment companies ("Underlying
                                         Funds") that invest in both equity and
                                         debt securities.

   Mercury Large Cap Core Portfolio      Seeks long-term capital growth. The Fund    Travelers Asset Management
                                         normally invests in a diversified           International Company LLC
                                         portfolio of equity securities of large     Subadviser: Merrill Lynch
                                         cap companies.                              Investment Managers, L.P.

   MFS Mid Cap Growth Portfolio          Seeks long term growth of capital. The      Travelers Asset Management
                                         Fund normally invests in equity             International Company LLC
                                         securities of companies with medium         Subadviser: Massachusetts Financial
                                         market capitalization.                      Services

   MFS Value Portfolio                   Seeks capital appreciation and              Travelers Asset Management
                                         reasonable income. The Fund normally        International Company LLC
                                         invests in income producing equity          Subadviser: Massachusetts Financial
                                         securities of companies believed to be      Services
                                         undervalued in the market.

   Mondrian International Stock          Seeks capital appreciation. The Fund        Travelers Asset Management
     Portfolio                           normally invests in equity securities of    International Company LLC
                                         relatively large non-U.S. companies.        Subadviser: Mondrian Investment
                                                                                     Partners Ltd.

   Pioneer Fund Portfolio                Seeks reasonable income and capital         Travelers Asset Management
                                         growth. The Fund invests in equity          International Company LLC
                                         securities, primarily of U.S. issuers.      Subadviser: Pioneer Investment
                                                                                     Management, Inc.

   Pioneer Mid Cap Value Portfolio       Seeks capital appreciation. The Fund        Travelers Asset Management
                                         normally invests in the equity              International Company LLC
                                         securities of mid-size companies.           Subadviser: Pioneer Investment
                                                                                     Management, Inc.

   Social Awareness Stock Portfolio      Seeks long term capital appreciation and    Smith Barney Fund Management LLC
                                         retention of net investment income. The
                                         Fund normally invests in equity
                                         securities of large and mid-size
                                         companies that meet certain investment
                                         and social criteria.

               FUNDING                                  INVESTMENT                                INVESTMENT
                OPTION                                   OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------  ------------------------------------------  -------------------------------------
   Style Focus Series: Small Cap         Seeks capital appreciation. The Fund        Travelers Asset Management
     Growth Portfolio                    normally invests in common stocks and       International Company LLC
                                         other equity securities of small U.S.       Subadviser: Travelers Investment
                                         companies.                                  Management Company and Janus
                                                                                     Capital Management LLC
   Style Focus Series: Small Cap         Seeks capital appreciation. The Fund        Travelers Asset Management
     Value Portfolio                     normally invests in common stocks and       International Company LLC
                                         other equity securities of small U.S.       Subadviser: Travelers Investment
                                         companies.                                  Management Company and Dreman Value
                                                                                     Management L.L.C.
   Travelers Quality Bond Portfolio      Seeks current income and total return       Travelers Asset Management
                                         with moderate capital volatility. The       International Company LLC
                                         Fund normally invests in
                                         investment-grade bonds and debt
                                         securities.

   U.S. Government Securities            Seeks current income, total return and      Travelers Asset Management
     Portfolio                           high credit quality. The Fund normally      International Company LLC
                                         invests in securities issued or
                                         guaranteed by the U.S. Government, its
                                         agencies or instrumentalities.
TRAVELERS SERIES FUND INC.
   AIM Capital Appreciation Portfolio    Seeks capital appreciation. The Fund        Travelers Investment Adviser Inc.
                                         normally invests in common stocks of        Subadviser:  AIM Capital Management
                                         companies that are likely to benefit        Inc.
                                         from new products, services or processes
                                         or have experienced above-average
                                         earnings growth.

   MFS Total Return Portfolio            Seeks above average income consistent       Travelers Investment Adviser Inc.
                                         with the prudent employment of capital.     Subadviser: Massachusetts Financial
                                         Secondarily, seeks growth of capital and    Services
                                         income. The Fund normally invests in a
                                         broad range of equity and fixed-income
                                         securities of both U.S. and foreign
                                         issuers.

   Pioneer Strategic Income Portfolio    Seeks high current income. The Fund         Travelers Investment Adviser Inc.
                                         normally invests in debt securities and     Subadviser: Pioneer Investment
                                         has the flexibility to invest in a broad    Management, Inc.
                                         range of issuers and segments of the
                                         debt securities market.

   SB Adjustable Rate Income             Seeks high current income and to limit      Smith Barney Fund Management LLC
     Portfolio Smith Barney Class        the degree of fluctuation of its net
                                         asset value resulting from movements in
                                         interest rates.

   Strategic Equity Portfolio            Seeks capital appreciation. The Fund        Travelers Investment Adviser Inc.
                                         normally invests in U.S. and foreign        Subadviser: Fidelity Management &
                                         equity securities.                          Research Company
VAN KAMPEN LIFE INVESTMENT TRUST
   Comstock Portfolio Class II Shares    Seeks capital growth and income. The        Van Kampen Asset Management Inc.
                                         Fund normally invests in common and
                                         preferred stocks, and convertible
                                         securities, of well established
                                         undervalued companies.

   Enterprise Portfolio Class II         Seeks capital appreciation. The Fund        Van Kampen Asset Management Inc.
     Shares+                             normally invests in common stocks of
                                         companies believed to have above-average
                                         potential for capital appreciation.
VARIABLE INSURANCE PRODUCTS FUND
   Contrafund(R) Portfolio -- Service    Seeks long-term capital appreciation by     Fidelity Management & Research
     Class 2                             investing in common stocks of companies     Company
                                         whose value Fidelity Management &
                                         Research Co. believes is not fully
                                         recognized by the public.

   Dynamic Capital Appreciation          Seeks capital appreciation by investing     Fidelity Management & Research
     Portfolio -- Service Class 2+       in common stocks of domestic and foreign    Company
                                         issuers.

   Mid Cap Portfolio -- Service Class 2  Seeks long-term growth of capital by        Fidelity Management & Research
                                         investing in common stocks of companies     Company
                                         with medium market capitalizations.

--------------
+     Closed to new investors.

                                  FIXED ACCOUNT
--------------------------------------------------------------------------------

We may offer our Fixed Account as a funding option. Please refer to your Contract and Appendix C for more information.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

       o the ability for you to make withdrawals and surrenders under the Contracts

       o the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

       o the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)

       o administration of the annuity options available under the Contracts, and

       o   the distribution of various reports to Contract Owners

Costs and expenses we incur include:

       o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

       o sales and marketing expenses including commission payments to your sales agent, and

       o   other costs of doing business

Risks we assume include:

       o that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

       o that the amount of the death benefit will be greater than the Contract Value, and

       o that the costs of providing the services and benefits under the Contracts will exceed the charges deducted

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which Purchase Payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for seven full years. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:

      YEARS SINCE PURCHASE PAYMENT MADE                WITHDRAWAL CHARGE
-----------------------------------------------   ----------------------------
    GREATER THAN OR EQUAL TO    BUT LESS THAN
            0 years                2 years                    6%
            2 years                4 years                    5%
            4 years                5 years                    4%
            5 years                6 years                    3%
            6 years                7 years                    2%
           7 + years                                          0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

      (a)   any Purchase Payment to which no withdrawal charge applies then

      (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

      (c) any remaining Purchase Payment to which a withdrawal charge applies (on a first-in, first-out basis), then

      (d)   any Contract earnings

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if Purchase Payments are distributed:

       o due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)

       o   if a lifetime annuity payout has begun

       o if you elect Annuity Payments for a fixed period of at least five year's duration, or

       o   under our Managed Distribution Program

FREE WITHDRAWAL ALLOWANCE

The free withdrawal allowance applies to any partial or full withdrawal, but does not apply to any withdrawals transferred directly to other unaffiliated carriers or financial institutions.

Beginning in the second Contract Year, you may withdraw up to 10% of the Contract Value annually, without a withdrawal charge. If you have Purchase Payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance, or (b) the total amount of Purchase Payments no longer subject to a withdrawal charge. The free withdrawal provision applies to all withdrawals except those transferred directly to annuity contracts issued by other financial institutions. The free withdrawal amount is not cumulative from year to year.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $30 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e., calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge from the Fixed Account or:

      (1)   from the distribution of death proceeds;

      (2)   after an annuity payout has begun; or

      (3) if the Contract Value on the date of assessment equals or is greater than $40,000.

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, a maximum of 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Standard Death Benefit, the M&E charge is 1.30% annually. If you choose the Step-Up Death Benefit, the M&E charge is 1.40% annually. If you choose the Roll-Up Death Benefit, the M&E charge is 1.60% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 0.20% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both 75 or younger on the Contract Date.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE

If you elect to add a GMWB rider to your contract, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge depends on which GWMB rider you select. The current charge for each rider is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

GUARANTEED MINIMUM ACCUMULATION BENEFIT CHARGE

If the GMAB option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 0.50% of the amounts held in each funding option.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. This charge is not assessed during the accumulation phase. We will assess the charge as a percentage of the total benefit received as follows:

     YEARS SINCE INITIAL PURCHASE PAYMENT               WITHDRAWAL CHARGE
-----------------------------------------------   ------------------------------
   GREATER THAN OR EQUAL TO     BUT LESS THAN
            0 years                2 years                      6%
            2 years                4 years                      5%
            4 years                5 years                      4%
            5 years                6 years                      3%
            6 years                7 years                      2%
           7+ years                                             0%

Please refer to "Payment Options" for a description of this benefit.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS
--------------------------------------------------------------------------------

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

THE CONTRACT IS INTENDED FOR USE AS A LONG-TERM INVESTMENT VEHICLE AND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR EXCESSIVE TRADING OR MARKET TIMING IN AN ATTEMPT TO TAKE ADVANTAGE OF SHORT-TERM FLUCTUATIONS IN THE STOCK market. EXCESSIVE TRADING IS DISRUPTIVE TO THE MANAGEMENT OF AN UNDERLYING FUND AND INCREASES OVERALL COSTS TO ALL INVESTORS IN THE UNDERLYING FUND. If, in our sole discretion, we determine you are engaging in excessive trading activity, trading activity that we believe is indicative of market timing, or any similar trading activity which will potentially hurt the rights or interests of other Contract Owners, we will exercise our contractual right to restrict your number of transfers to one every six months. We will notify you in writing if we choose to exercise our contractual right to restrict your transfers.

In determining whether we believe you are engaged in excessive trading or market timing activity, we will consider, among other things, the following factors:

            o   the dollar amount you request to transfer;

            o the number of transfers you made within the previous three months;

            o whether your transfers follow a pattern designed to take advantage of short term market fluctuations; and

            o whether your transfers are part of a group of transfers made by a third party on behalf of several individual Contract Owners.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program, or, if applicable, any asset allocation program described in this prospectus are not treated as a transfer when we evaluate trading patterns for market timing or excessive trading.

In addition to the above, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

            o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or

            o reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

We will notify you in writing before we restrict your right to request transfers through such market timing firm or other third party.

The policy of the Company is to seek to apply its anti-market timing and excessive trading procedures uniformly. These procedures, however, will not prevent all excessive trading and market timing activity from occurring. For example:

    o Some of the Underlying Funds are available as investments for variable insurance contracts offered by other insurance companies. These other insurance companies may have different procedures to prevent excessive trading and market timing activity or may not have any such procedures because of contractual limitations.

    o The Company issues Contracts to qualified retirement plans that request financial transactions with the Company on an omnibus basis on behalf of all plan participants. These plans generally employ a record-keeper to maintain records of participant financial activity. Because the Company does not have the records to monitor the trading activity of the individual participants, the Company may not be able to identify plan participants who may be engaging in excessive trading or market timing activity and/or may not be able to apply its contractual trade restrictions to such participants.

    o There may be other circumstances where the Company does not identify trading activity as market timing or excessive trading or take action to restrict trading activity that does not qualify as excessive trading or market timing activity under our current anti-market timing procedures. For example, Contract Owners may engage in trading activity involving dollar amounts that are less than the threshold that we use for trade surveillance. Or, Contract Owners may request trades in a frequency or pattern that does not qualify as excessive trading or market timing activity under our current anti-market timing procedures.

Excessive trading and market timing activity increases the overall transaction costs of an Underlying Fund, which may serve to decrease the Underlying Fund's performance. Further, excessive trading and market timing activity may disrupt the management of an Underlying Fund because the portfolio's advisor must react to frequent requests to purchase and redeem investments.

FUTURE MODIFICATIONS. We will continue to monitor the transfer activity occurring among the Variable Funding Options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all Contract Owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the

Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under a 6 Month, 12 Month or 24 Month program. The programs will generally have different credited interest rates. We must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. Under each program, the interest will accrue only on the remaining amounts in the Special DCA Program. For example, under the 12 Month program, the interest will accrue up to 12 months only on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-program funds.

You may only have one DCA Program or Special DCA Program in place at one time.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the DCA Program.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge, outstanding loans, and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals upon 30 days' written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. There is no additional fee for electing systematic withdrawals. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM

Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See "Federal Tax Considerations.") These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

LOANS

Loans may be available under your Contract. Loans may only be taken against funds allocated or transferred to the Fixed Account. If available, all loan provisions are described in your Contract or loan agreement. You may not elect the GMWB benefit and have a loan on your Contract at the same time. If you anticipate needing a loan, you should not purchase the GMWB benefit.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

JOINT OWNER. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

CONTINGENT ANNUITANT. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living:

       o   the death benefit will not be payable upon the Annuitant's death;

       o   the Contingent Annuitant becomes the Annuitant; and

       o   all other rights and benefits will continue in effect.

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT
--------------------------------------------------------------------------------

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of spousal contract continuance or beneficiary contract continuance ("Death Report Date").

There are age restrictions on certain death benefits (see "The Annuity
Contract".)

NOTE: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all referenced to "Annuitant" below with "owner". All death benefits will be reduced by any premium tax and outstanding loans not previously deducted.

DEATH PROCEEDS BEFORE THE MATURITY DATE

DEFERRED ANNUAL STEP-UP (STANDARD DEATH BENEFIT)

We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax or outstanding loans:

      (1)   the Contract Value on the Death Report Date

      (2)   your adjusted Purchase Payment (see below) or*

      (3)   the Step-Up Value (if any, as described below)

STEP-UP DEATH BENEFIT

We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax or outstanding loans:

      (1)   the Contract Value on the Death Report Date

      (2)   your Adjusted Purchase Payment (see below) or*

      (3)   the Step-Up Value (if any, as described below)

ROLL-UP DEATH BENEFIT

--------------------------------------------------------------------------------
If the Annuitant dies
before age 80, the death
benefit will be the
greatest of:              o the Contract Value on the Death Report Date;
                          o your Adjusted Purchase Payment (see below)*;
                          o the Step-Up Value, if any, as described below
                          o the Roll-Up Death Benefit Value (as described below)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
If the Annuitant dies
on or after age 80, the
death benefit will be
the greatest of:          o the Contract Value on the Death Report Date;
                          o your Adjusted Purchase Payment (see below)* or
                          o the Step-Up Value, if any, as described below, or
                          o the Roll-Up Death Benefit Value (as described below)
                            on the Annuitant's 80th birthday, plus any
                            additional Purchase Payments and minus any partial surrender reductions (as described below) that occur after the Annuitant's 80th birthday.
--------------------------------------------------------------------------------

* If you have elected a GMWB Rider (Principal Guarantee) your Adjusted Purchase Payment will NOT be calculated as described below but will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date you purchase the rider.

ADJUSTED PURCHASE PAYMENT. The initial Adjusted Purchase Payment is equal to the initial Purchase Payment. Whenever an additional Purchase Payment is made, the Adjusted Purchase Payment is increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the Adjusted Purchase Payment is reduced by a Partial Surrender Reduction, described below.

STEP-UP VALUE (FOR STANDARD DEATH BENEFIT)

The Step-Up Value will initially equal the Contract Value on the seventh Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Death Report Date. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of that Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a Partial Surrender Reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or partial surrenders as described below. If the Death Report Date or the Annuitant's 80th birthday is before the seventh Contract Date anniversary, there is no Step-Up Value.

STEP-UP VALUE (FOR STEP-UP AND ROLL-UP DEATH BENEFITS)

The Step-Up Value will initially equal the Contract Value on the first Contract Date anniversary. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of that Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a Partial

Surrender Reduction as described below. The only changes made to the Step-Up value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or partial surrenders as described below.

ROLL-UP DEATH BENEFIT VALUE

On the Contract Date, the Roll-Up Death Benefit Value is equal to the Purchase Payment. On each Contract Date anniversary, the Roll-Up Death Benefit Value will be recalculated to equal a) plus b) minus c), increased by 5%, where:

    a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

    b)  is any Purchase Payment made during the previous Contract Year

    c) is any Partial Surrender Reduction (as described below) during the previous Contract Year.

On dates other than the Contract Date anniversary, the Roll-Up Death Benefit Value will equal a) plus b) minus c) where:

    a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

    b) is any Purchase Payment made since the previous Contract Date anniversary

    c) is any Partial Surrender Reduction (as described below) since the previous Contract Date anniversary

The maximum Roll-Up Death Benefit equals 200% of the difference between all Purchase Payments and all partial surrender reductions** (as described below).

** Your Roll-Up Death Benefit will be subjected to the partial surrender reduction below even if you have elected the GMWB Rider (Principal Guarantee).

PARTIAL SURRENDER REDUCTIONS.

ADJUSTED PURCHASE PAYMENT: The Partial Surrender Reduction equals (1) the Adjusted Purchase Payment in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender.

For example, assume your current Contract Value is $55,000. If your current Adjusted Purchase Payment is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Adjusted Purchase Payment as follows:

       50,000 X (10,000/55,000) = 9,090

Your new Adjusted Purchase Payment would be $50,000 -- $9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Adjusted Purchase Payment is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Adjusted Purchase Payment as follows:

       50,000 X (10,000/30,000) = 16,666

Your new Adjusted Purchase Payment would be $50,000 -- $16,666, or $33,334.

STEP-UP AND ROLL-UP VALUE: The Partial Surrender Reduction equals (1) the death benefit (Step-Up or Roll-Up Value) in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender.

For example, assume your current Contract Value is $55,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:

       50,000 X (10,000/55,000) = 9,090

Your new Step-Up Value would be $50,000 -- $9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:

       50,000 X (10,000/30,000) = 16,666

Your new Step-Up Value would be $50,000 -- $16,666, or $33,334.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT is equal to the Contract Value as of the rider effective date. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

       50,000 X (10,000/55,000) = 9,090

You new modified Purchase Payment would be $50,000 -- $9,090 = $40,910.
The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

       50,000 X (10,000/30,000) = 16,666

Your new modified Purchase Payment would be $50,000 -- $16,666 = $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                                              NON-QUALIFIED CONTRACTS

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    MANDATORY
      BEFORE THE MATURITY DATE,                THE COMPANY WILL                                                    PAYOUT RULES
        UPON THE DEATH OF THE                PAY THE PROCEEDS TO:         UNLESS. . .                                 APPLY*
----------------------------------------------------------------------------------------------------------------------------------
OWNER (WHO IS NOT THE ANNUITANT)          The beneficiary(ies), or        Unless the beneficiary elects to       Yes
(WITH NO JOINT OWNER)                     if none, to the Contract        continue the Contract rather than
                                          Owner's estate.                 receive the distribution.
----------------------------------------------------------------------------------------------------------------------------------

OWNER (WHO IS THE ANNUITANT) (WITH        The beneficiary(ies), or        Unless the beneficiary elects to       Yes
NO JOINT OWNER)                           if none, to the Contract        continue the Contract rather than
                                          Owner's estate.                 receive the distribution.
----------------------------------------------------------------------------------------------------------------------------------

NON-SPOUSAL JOINT OWNER (WHO IS NOT       The surviving joint owner.                                             Yes
THE ANNUITANT)
----------------------------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO IS THE       The beneficiary(ies), or,       Unless the beneficiary elects to       Yes
ANNUITANT)                                if none, to the surviving       continue the Contract rather than
                                          joint owner.                    receive a distribution.
----------------------------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS NOT THE       The surviving joint owner.      Unless the spouse elects to            Yes
ANNUITANT)                                                                continue the Contract.
----------------------------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS THE           The beneficiary(ies), or        Unless the spouse elects to            Yes
ANNUITANT)                                if none, to the surviving       continue the Contract.
                                          joint owner

                                                                          A spouse who is not the
                                                                          beneficiary may decline to
                                                                          continue the Contract and
                                                                          instruct the Company to pay
                                                                          the beneficiary.

----------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS NOT THE CONTRACT        The beneficiary(ies), or        Unless the beneficiary elects to       Yes
OWNER)                                    if none, to the Contract        continue the Contract rather than
                                          Owner.                          receive the distribution.

                                                                          But, if there is a Contingent
                                                                          Annuitant, then the Contingent
                                                                          Annuitant becomes the Annuitant
                                                                          and the Contract continues in
                                                                          effect (generally using the
                                                                          original Maturity Date). The
                                                                          proceeds will then be paid upon
                                                                          the death of the Contingent
                                                                          Annuitant or owner.
----------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS THE CONTRACT OWNER)     See death of "owner who is                                             Yes
                                          the Annuitant" above.
----------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHERE OWNER IS A               The beneficiary(ies), or                                               Yes (Death of
NON-NATURAL ENTITY/TRUST)                 if none, to the owner.                                                 Annuitant is
                                                                                                                 treated as
                                                                                                                 death of the
                                                                                                                 owner in these
                                                                                                                 circumstances.)
----------------------------------------------------------------------------------------------------------------------------------
CONTINGENT ANNUITANT (ASSUMING            No death proceeds are                                                  N/A
ANNUITANT IS STILL ALIVE)                 payable; Contract
                                          continues.
----------------------------------------------------------------------------------------------------------------------------------
BENEFICIARY                               No death proceeds are                                                  N/A
                                          payable; Contract
                                          continues.
----------------------------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY                    No death proceeds are                                                  N/A
                                          payable; Contract
                                          continues.
----------------------------------------------------------------------------------------------------------------------------------

                                                QUALIFIED CONTRACTS

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    MANDATORY
      BEFORE THE MATURITY DATE,                THE COMPANY WILL                                                    PAYOUT RULES
        UPON THE DEATH OF THE                PAY THE PROCEEDS TO:         UNLESS. . .                                 APPLY*
----------------------------------------------------------------------------------------------------------------------------------
OWNER/ANNUITANT                           The beneficiary(ies), or        Unless the beneficiary elects to       Yes
                                          if none, to the Contract        continue the Contract rather than
                                          Owner's estate.                 receive a distribution.
----------------------------------------------------------------------------------------------------------------------------------
BENEFICIARY                               No death proceeds are                                                  N/A
                                          payable; Contract
                                          continues.
----------------------------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY                    No death proceeds are                                                  N/A
                                          payable; Contract
                                          continues.
----------------------------------------------------------------------------------------------------------------------------------

--------------
* Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death. Spousal beneficiaries must choose to continue the Contract as allowed under the spousal contract continuance provision described below within one year of death. For Qualified Contracts, if mandatory distributions have already begun at the death of the Annuitant, the 5 year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments made to the Contract after the Death Report Date will be subject to the withdrawal charge. All other contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

       o   transfer ownership;

       o   take a loan; or

       o   make additional Purchase Payments.

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

       o as a variable or fixed annuity for life or a period that does not exceed the beneficiary's life expectancy; or

       o under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(ies) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity option then in effect.

                                 LIVING BENEFITS
--------------------------------------------------------------------------------

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")

For an additional charge, you may elect an optional rider for your contract that provides a Guaranteed Minimum Withdrawal Benefit, or "GMWB". A GMWB rider is designed to protect your investment from poor market performance, as long as you do not withdraw more than a certain amount from your contract each year.

AVAILABILITY AND ELIGIBILITY We offer different GMWB riders so that you can choose the level of benefits and costs that makes the most sense for you. This prospectus offers three different GMWB riders, and the availability of each depends on when you purchase your Contract and your state of residence. The three GMWB riders described in this prospectus are called "GMWB I", "GMWB II", and "GMWB III". The availability of each rider is shown below.

                                               AVAILABLE GMWB RIDERS

--------------------------- --------------------------------- -------------------------------- --------------------------------
            NAME OF RIDER:               GMWB I                           GMWB II                         GMWB III
--------------------------- --------------------------------- -------------------------------- --------------------------------
              ALSO CALLED:             Principal                         Principal                        Principal
                                       Guarantee                         Guarantee                     Guarantee Value
--------------------------- --------------------------------- -------------------------------- --------------------------------
             AVAILABILITY:     Not available for purchase           Available on or after           Available on or after
                               on or after March 21, 2005,       March 21, 2005 if approved      March  21, 2005 if approved
                                  unless GMWB II is not                 in your state                    in your state
                                 approved in your state
--------------------------- --------------------------------- -------------------------------- --------------------------------

You may elect a GMWB rider only at the time of your initial purchase of the Contract. You may not elect a GMWB rider if you have also elected the GMAB rider offered under this Contract. You may not elect a GMWB rider if you have a loan outstanding, and you may not take out a loan once you elect a GMWB rider.

REMAINING BENEFIT BASE ("RBB") For all GMWB riders, the amount of your investment that is guaranteed is called the "remaining benefit base" or "RBB." Your initial RBB is equal to your initial Purchase Payment if you elect GMWB when you purchase your contract. The RBB is not a lump sum guarantee, rather, it is the amount that we guarantee to return to you through a series of payments that annually do not exceed a percentage of your RBB.

ANNUAL WITHDRAWAL BENEFIT ("AWB") The annual percentage of your RBB that is available for withdrawal is called the "annual withdrawal benefit" or "AWB". Each year you may take withdrawals that do not exceed your AWB until your RBB is depleted. Each year you may take your AWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of, or none of, your AWB in any given year, your AWB in any subsequent year will not be increased. In that case you are choosing to deplete your RBB over a longer period of time.

The AWB is a percentage of your RBB and depends on which GMWB rider you select. Your initial AWB is calculated as a percentage of the RBB immediately before your first withdrawal:


------------------------------------- -------------- ------------- -------------
                                          GMWB I        GMWB II       GMWB III
------------------------------------- -------------- ------------- -------------
If you make your first withdrawal
BEFORE the 3rd anniversary after
you purchase GMWB:                       5% of RBB     5% of RBB     5% of RBB
------------------------------------- -------------- ------------- -------------
If you make your first withdrawal
AFTER the 3rd anniversary after
you purchase GMWB:                      10% of RBB    10% of RBB     5% of RBB
------------------------------------- -------------- ------------- -------------

ADDITIONAL PREMIUM Currently, additional Purchase Payments serve to increase your RBB and AWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original AWB as shown above.

We reserve the right not to include additional Purchase Payments into the calculation of the RBB or AWB.

WITHDRAWALS When you make a withdrawal, your AWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase or reset of GMWB (or "GMWB Anniversary"), including the current withdrawal, does not exceed your AWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.

However, if you make a withdrawal so that the total of all your withdrawals since your GMWB anniversary, including the current withdrawal, exceeds your AWB immediately prior to the current withdrawal, we will recalculate both your RBB and AWB. The recalculation depends on which GMWB rider you select:

IF YOU SELECT GMWB II OR GMWB III:

    o To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

    o To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

IF YOU PURCHASED GMWB I:

    o To recalculate your RBB, we reduce your RBB by a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

    o To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

We will waive any surrender charge on amounts that you withdraw up to your AWB, or on amounts up to the amount withdrawn under our Managed Distribution Program, even if such annual amount withdrawn is greater than your free withdrawal allowance.

WITHDRAWAL EXAMPLES The following examples are intended to illustrate the effect of withdrawals on your RBB and AWB, depending on which GMWB rider you select. Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $10,000 after your first GMWB Anniversary:

WITHDRAWAL EXAMPLE FOR GMWB II AND GMWB III

-------------------- ------------------------------------------------------- ---------------------------------------------------
                                 ASSUMES 15% GAIN ON INVESTMENT                        ASSUMES 15% LOSS ON INVESTMENT
-------------------- ------------------------------------------------------- ---------------------------------------------------
                       CONTRACT                                               CONTRACT
                         VALUE             RBB                AWB (5%)          VALUE             RBB              AWB (5%)
-------------------- ------------ --------------------- -------------------- ----------- -------------------- ------------------
VALUES AS OF
-------------------- ------------ --------------------- -------------------- ----------- -------------------- ------------------
INITIAL GMWB
PURCHASE              $100,000          $100,000              $5,000          $100,000        $100,000             $5,000
-------------------- ------------ --------------------- -------------------- ----------- -------------------- ------------------
IMMEDIATELY PRIOR
TO WITHDRAWAL         $115,000          $100,000              $5,000          $85,000         $100,000             $5,000
-------------------- ------------ --------------------- -------------------- ----------- -------------------- ------------------
PARTIAL WITHDRAWAL       N/A            (100,000           [5,000 X (1-         N/A           (100,000            [5,000 X
REDUCTION (PWR)                    X 10,000/115,000)=    90,000/100,000)]=                X 10,000/85,000)=   (1-88,235/100,000)]
                                         8,696                  500                            $11,765             = $588
-------------------- ------------ --------------------- -------------------- ----------- -------------------- ------------------
GREATER OF PWR OR                       $10,000                                                $11,765
THE DOLLAR AMOUNT
OF THE WITHDRAWAL                    (10,000>8,696)                                        (11,765>10,000)
-------------------- ------------ --------------------- -------------------- ----------- -------------------- ------------------
CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)             $10,000          $10,000                $500           $10,000          $11,765              $588
-------------------- ------------ --------------------- -------------------- ----------- -------------------- ------------------
VALUE IMMEDIATELY
AFTER WITHDRAWAL      $105,000          $90,000               $4,500          $75,000          $88,235             $4,412
-------------------- ------------ --------------------- -------------------- ----------- -------------------- ------------------

WITHDRAWAL EXAMPLE FOR GMWB I

-------------------- ------------------------------------------------------- ---------------------------------------------------
                                 ASSUMES 15% GAIN ON INVESTMENT                        ASSUMES 15% LOSS ON INVESTMENT
-------------------- ------------------------------------------------------- ---------------------------------------------------
                       CONTRACT                                               CONTRACT
                         VALUE             RBB                AWB (5%)          VALUE             RBB              AWB (5%)
-------------------- ------------ --------------------- -------------------- ----------- -------------------- ------------------
VALUES AS OF
-------------------- ------------ --------------------- -------------------- ----------- ------------------- -------------------
INITIAL GMWB
PURCHASE              $100,000          $100,000              $5,000          $100,000        $100,000             $5,000
-------------------- ------------ --------------------- -------------------- ----------- ------------------- -------------------
IMMEDIATELY PRIOR
TO WITHDRAWAL         $115,000          $100,000              $5,000          $85,000         $100,000             $5,000
-------------------- ------------ --------------------- -------------------- ----------- ------------------- -------------------
IMMEDIATELY AFTER     $105,000           91,304               $4,565          $75,000         $88,235              $4,412
WITHDRAWAL
                                  [100,000 - (100,000     [5,000 - (5,000                    [100,000 -           [5,000 X
                                  X 10,000/115,000)]    X 91,304/100,000)]                    (100,000       (88,235/100,000)]
                                                                                         X 10,000/85,000)]
-------------------- ------------ --------------------- -------------------- ----------- ------------------- -------------------
CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)             $10,000           $8,696                $435           $10,000         $11,265               $588
-------------------- ------------ --------------------- -------------------- ----------- ------------------- -------------------

TAX-QUALIFIED DISTRIBUTION PROGRAMS (GMWB II AND GMWB III ONLY) If you select GMWB II or GMWB III, subject to certain limitations and restrictions, your AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.

For purposes of GMWB II and GMWB III, the following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:

    o Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code ("Code") Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:

            o   a qualified retirement plan (Code Section 401),

            o   a tax-sheltered annuity (Code Section 403(b)),

            o   an individual retirement account (Code Sections 408(a)),

            o   an individual retirement annuity (Code Section 408(b)), or

            o   a qualified deferred compensation plan (Code Section 457).

        Required minimum distribution must be calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before the entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004).

    o Distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life of a designated beneficiary;

    o Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program); or

    o Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Beneficiary or the joint lives (or joint life expectancies) of such Beneficiary and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004 -9, Notice 2004-15, page 526. (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program).

You are subject to the following limitations if you if you are taking distributions under a Tax-Qualified Distribution Program:

    o YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB rider, however your RBB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select a frequency of payments. You may change the frequency of your payments only once every two years after your GMWB Anniversary, and you may only make the change during the 30-day period after your GMWB Anniversary. At the time you purchase GMWB, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70 1/2 before the first GMWB anniversary.

        You are advised to take your required distributions prior to purchasing GMWB in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB, you will be limited to taking annual distributions for the first two contract years after which time you can choose an alternate mode of distribution.

    o ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB (a "GMWB Year"). If during any GMWB Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB rider, however for the remainder of the GMWB Year your RBB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.

RESET (GMWB I AND GMWB II ONLY) If you select GMWB I or GMWB II, you may choose to reset your RBB at any time on or after the 5th anniversary of your GMWB purchase. Your new RBB is reset to equal your current Contract Value. You may reset your RBB again every 5 years after the most recent reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on the anniversary of your GMWB purchase.

Each time you reset your RBB, your new AWB will equal a percentage of your new RBB. The percentage used is the same percentage used to calculate your AWB before the reset.

If you are age 95 and are taking withdrawals under a Tax-Qualified Distribution Program, you may not reset if you purchased GMWB II.

Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the current charge in effect at the time of the reset will apply which may be higher than the current charge. Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. In addition, the length of time over which you can expect to receive your RBB will be reset.

INVESTMENT RESTRICTIONS (GMWB II AND GMWB III ONLY)

We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. If we do so we would provide you with asset allocation requirements, and we reserve the right to require periodic rebalancing of Contract value allocated to

Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.

If we restrict allocations to a Variable Funding Option, as of the effective date of the restriction, we will no longer allow additional Purchase Payments to be applied, or transfers of Contract value to be allocated into the restricted Variable Funding Option. Any Contract value previously allocated to a restricted Variable Funding Option will not be subject to the restriction. If we impose a limit on the percentage of Contract value allocated to a Variable Funding Option, as of the effective date of the restriction, we will impose the limit on all subsequent allocations.

GMWB CHARGE The charge for your GMWB rider is different depending on which version of GMWB you choose. For all GMWB riders, the charge is deducted daily from amounts held in each Variable Funding Option. The current charge for each rider, on an annual basis, is shown below. Your current charge will not change unless you reset your benefits, at which time we may modify the charge. In such case the charge will never exceed 1.00%.


-------------------------------------- ------------ ------------- --------------
                                          GMWB I       GMWB II       GMWB III
-------------------------------------- ------------ ------------- --------------
Current Annual Charge                      0.40%        0.50%         0.25%
-------------------------------------- ------------ ------------- --------------
Maximum Annual Charge After a Reset        1.00%        1.00%          N/A
-------------------------------------- ------------ ------------- --------------

MAXIMUM RBB Although we have no current plans to do so, in the future we may impose a maximum RBB. If we do, we would stop including additional Purchase Payments into the calculation of your RBB. If we impose a maximum RBB for Purchase Payments or reset, the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented.

Currently you must obtain our consent to purchase any RBB over $1 million. Purchase Payments under $1 million are not subject to a maximum RBB.

TERMINATION Once you purchase GMWB I, you cannot cancel it. If you select GMWB II or GMWB III, you may terminate your rider at any time after the 5th anniversary of your purchase of GMWB. Once you terminate a GMWB III rider, you cannot re-elect it. You must request your termination in writing. All GMWB riders terminate automatically when you reach the maturity date of your Contract, if your Contract is assigned, or if the rider is exchanged for a similar rider offered by us.

OTHER INFORMATION ABOUT GMWB If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

        o The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or optional benefit, if any, will be paid.

        o The total annual payment amount will equal the AWB and will never exceed your RBB, and

        o We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.

COMPARISON OF IMPORTANT DIFFERENCES BETWEEN GMWB I, II, AND III

The following chart may help you decide which version of GMWB is best for you.

-------------------------- -------------------------------- ------------------------------- -------------------------------
                                       GMWB I                          GMWB II                         GMWB III
-------------------------- -------------------------------- ------------------------------- -------------------------------
AWB                         5% of RBB if first withdrawal   5% of RBB if first withdrawal             5% of RBB
                               before 3rd anniversary           before 3rd anniversary
                           10% of RBB if first withdrawal        10% of RBB if first
                                after 3rd anniversary            withdrawal after 3rd
                                                                     anniversary
-------------------------- -------------------------------- ------------------------------- -------------------------------
ANNUAL CHARGE                           0.40%                           0.50%                           0.25%
-------------------------- -------------------------------- ------------------------------- -------------------------------
RESET                                    Yes                             Yes                              No
-------------------------- -------------------------------- ------------------------------- -------------------------------
CAN I CANCEL MY GMWB?                    No                       Yes, after the 5th              Yes, after the 5th
                                                             anniversary of GMWB purchase    anniversary of GMWB purchase
-------------------------- -------------------------------- ------------------------------- -------------------------------
INVESTMENT RESTRICTIONS                  No                              Yes                             Yes
-------------------------- -------------------------------- ------------------------------- -------------------------------
WAIVER OF RECALCULATION                  No                              Yes                             Yes
OF AWB FOR DISTRIBUTIONS
FROM TAX-QUALIFIED PLANS
-------------------------- -------------------------------- ------------------------------- -------------------------------

GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB")

We offer a Guaranteed Minimum Accumulation Benefit rider ("GMAB Rider") for an additional charge. The GMAB Rider guarantees that your Contract Value will not be less than a minimum amount at the end of a specified number of years. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount. If you elect the GMAB Rider, we require that you allocate your Contract Value according to certain limitations and restrictions, and agree to periodic rebalancing of your Contract Value.

Currently, the GMAB Rider may only be elected at the time that you purchase your Contract. We may make the GMAB Rider available to Contracts after their effective date at a later date subject to certain additional terms and restrictions. You may not elect the GMAB Rider if you have also elected the GMWB Rider offered under the Contract.

BENEFIT DESCRIPTION & KEY TERMS

If you elect the GMAB Rider, we guarantee that if your Contract Value is less than your Benefit Base (defined below) on the Rider Maturity Date (defined below), we will apply additional amounts to your Contract to increase your Contract Value so that it is equal to the Benefit Base. Any additional amounts that we apply to your Contract to increase the Contract Value to equal the Benefit Base will be allocated to the money market Subaccount on the Rider Maturity Date. Any such additional amounts will be treated as earnings under your Contract, and will not be subject to a withdrawal charge once they are applied to your Contract.

If your Contract Value is equal to or greater than the Benefit Base on the Rider Maturity Date, the GMAB Rider will terminate and no additional amounts will be applied to your Contract.

BENEFIT BASE: The Benefit Base is equal to the Base Calculation Amount on the Rider Maturity Date and represents the minimum Contract Value that we guarantee on such date. We do not guarantee the Benefit Base on any day other than the Rider Maturity Date. The Benefit Base will not be available for withdrawal nor will it be used to calculate any benefits under the Contract prior to the Rider Maturity Date. The Benefit Base can never be less than zero.

BASE CALCULATION AMOUNT: We calculate the Base Calculation Amount to determine the Benefit Base. On the Rider Effective Date, the Base Calculation Amount is equal to your initial Purchase Payment. Aggregate Purchase Payments over $1 million are subject to our consent, including our consent to limit the Base Calculation Amount applicable to your GMAB Rider. We may impose a maximum Base Calculation Amount (and thereby, a maximum Benefit Base) in the future for Contract Owners who elect the GMAB Rider, but the maximum Base Calculation Amount will never be less than the Base Calculation Amount to which we have previously consented. We reserve the right to restrict increases in your maximum Base Calculation Amount based on subsequent Purchase Payments if such Purchase Payments would cause you Base Calculation Amount to be greater than our maximum Base Calculation Amount. We will not limit or impose a maximum Base Calculation Amount if your aggregate Purchase Payments are under $1 million. If you purchase more than one contract issued by the Company in the same calendar year and elect the GMAB Rider on each contract, the $1,000,000 Benefit Base maximum may be applied to the aggregate Benefit Base for all contracts. State variations may apply.

The Base Calculation Amount will not be used to calculate any benefits under the Contract, other than the GMAB Rider Liquidity Option described below. The Base Calculation Amount can never be less than zero. The Base Calculation Amount may change between the Rider Effective Date and Rider Maturity Date if you make additional Purchase Payments or request withdrawals from your Contract.

        o If you make an additional Purchase Payment(s) within 12 months after the Rider Effective Date, we will increase the Base Calculation Amount by the amount of the Purchase Payment. If you make an additional Purchase Payment(s) more than 12 months after the Rider Effective Date, we will not increase the Base Calculation Amount; however your Contract Value will increase, reflecting the amount of the Purchase Payment. You should consider this prior to making an additional Purchase Payment more than 12 months after the Rider Effective Date.

        o If you request a partial withdrawal, we will decrease the Base Calculation Amount in effect as of the date of the request by the actual dollar amount of the withdrawal or the Partial Withdrawal Reduction amount, whichever is greater. The Partial Withdrawal Reduction amount is equal to the Base Calculation Amount in effect immediately prior to the reduction for the partial withdrawal multiplied by the actual amount of the partial withdrawal divided by the Contract Value immediately prior to the partial withdrawal. When determining the impact of a partial withdrawal on the Base Calculation Amount, the actual amount of the partial withdrawal will include any contingent deferred sales charges and taxes that were deducted at the time of the partial withdrawal.

RIDER MATURITY DATE: The Rider Maturity Date is the anniversary of the Rider Effective Date that corresponds to the number of years you elect as the Rider Period (described below).

RIDER PERIOD: The Rider Period is the number of years you select between the Rider Effective Date and the Rider Maturity Date. Currently, we only offer a Rider Period of ten (10) years. We may offer Rider Periods of lesser or greater duration available in the future, subject to additional terms, conditions and limitations.

EXAMPLES OF BENEFIT BASE/BASE CALCULATION AMOUNT

Below are examples of how we determine the Benefit Base and Base Calculation Amount, as well as examples showing the impact of subsequent Purchase Payments and partial withdrawals. For purposes of each example below, assume that you elect the GMAB Rider on the effective date of your Contract and that your initial Purchase Payment is $100,000.

The example below illustrates the impact of the guarantee provided under the GMAB Rider assuming that your Contract Value increases or decreases during the Rider Period.

                               EXAMPLES OF GMAB RIDER ON THE RIDER MATURITY DATE

                     ==================================================== =====================================================
                                  INCREASING CONTRACT VALUE                             DECLINING CONTRACT VALUE
                     ---------------------------------------------------- -----------------------------------------------------
                                             BASE                                                 BASE
                                         CALCULATION                                          CALCULATION
                      CONTRACT VALUE        AMOUNT        BENEFIT BASE     CONTRACT VALUE        AMOUNT         BENEFIT BASE
==================== ----------------- ----------------- ---------------- ----------------- ----------------- -----------------
VALUE AS OF GMAB
RIDER EFFECTIVE
DATE                     $100,000          $100,000      Not Applicable       $100,000          $100,000       Not Applicable
-------------------- ----------------- ----------------- ---------------- ----------------- ----------------- -----------------
VALUE AS OF RIDER
MATURITY DATE            $115,000          $100,000         $100,000          $85,000           $100,000          $100,000
-------------------- ----------------- ----------------- ---------------- ----------------- ----------------- -----------------
AMOUNT APPLIED TO
CONTRACT VALUE DUE
TO GMAB RIDER                               $0(1)                                              $15,000(2)
==================== ================= ================= ================ ================= ================= =================

--------------
(1) If your Contract Value on the GMAB Rider Maturity Date is equal to or greater than the Benefit Base, we will not apply any additional amounts to your Contract Value. Your GMAB Rider will terminate and we will no longer deduct the annual charge for the rider.

(2) If your Contract Value on the GMAB Rider Maturity Date is less than the Benefit Base, we will apply additional amounts to your Contract Value so that it is equal to the Benefit Base. The additional amount will be added to the money market Subaccount.

The example below illustrates the impact of making an additional $10,000 Purchase Payment while the GMAB Rider is in effect, specifically the different manner in which we will treat Purchase Payments for purpose of determining the Base Calculation Amount based on when the Purchase Payment is made.

                   EXAMPLES OF ADDITIONAL PURCHASE PAYMENTS -- IMPACT ON BASE CALCULATION AMOUNT

                     ==================================================== =====================================================
                        ADDITIONAL PURCHASE PAYMENT WITHIN 12 MONTHS          ADDITIONAL PURCHASE PAYMENT AFTER 12 MONTHS
                     ---------------------------------------------------- -----------------------------------------------------
                                           PURCHASE      BASE CALCULATION                       PURCHASE      BASE CALCULATION
                      CONTRACT VALUE       PAYMENT            AMOUNT       CONTRACT VALUE       PAYMENT            AMOUNT
==================== ----------------- ----------------- ---------------- ----------------- ----------------- -----------------
VALUE AS OF GMAB
RIDER EFFECTIVE
DATE                     $100,000          $100,000         $100,000          $100,000          $100,000          $100,000
-------------------- ----------------- ----------------- ---------------- ----------------- ----------------- -----------------
VALUE BEFORE
ADDITIONAL
PURCHASE PAYMENT         $120,000       Not Applicable      $100,000          $120,000       Not Applicable       $100,000
-------------------- ----------------- ----------------- ---------------- ----------------- ----------------- -----------------
VALUE AFTER
ADDITIONAL
PURCHASE PAYMENT         $130,000          $10,000          $110,000          $130,000          $10,000           $100,000
==================== ================= ================= ================ ================= ================= =================

The example below illustrates the impact of making a $10,000 partial withdrawal while the GMAB Rider is in effect, specifically the difference in the manner in which a partial withdrawal affects your Base Calculation Amount in an increasing market versus a decreasing market. The example assumes that the partial withdrawal does not qualify under the GMAB Rider Liquidity Option described below.

                        EXAMPLES OF PARTIAL WITHDRAWALS -- IMPACT ON BASE CALCULATION AMOUNT

                             ==================================================================================================
                                                            ASSUMING INCREASING CONTRACT VALUE
                             --------------------------------------------------------------------------------------------------
                              CONTRACT      BASE CALCULATION    PARTIAL WITHDRAWAL    PARTIAL SURRENDER     REDUCTION TO BASE
                                VALUE            AMOUNT               AMOUNT              REDUCTION        CALCULATION AMOUNT
============================ ------------ --------------------- -------------------- --------------------- --------------------
VALUE AS OF GMAB RIDER
EFFECTIVE DATE                $100,000          $100,000          Not Applicable        Not Applicable       Not Applicable
---------------------------- ------------ --------------------- -------------------- --------------------- --------------------
VALUE IMMEDIATELY PRIOR TO
PARTIAL WITHDRAWAL            $115,000          $100,000          Not Applicable        Not Applicable       Not Applicable
---------------------------- ------------ --------------------- -------------------- --------------------- --------------------
VALUE IMMEDIATELY
FOLLOWING PARTIAL
WITHDRAWAL                    $105,000          $90,000               $10,000               $8,696               $10,000
============================ ============ ===================== ==================== ===================== ====================
                                                             ASSUMING DECLINING CONTRACT VALUE
                             ------------ --------------------- -------------------- --------------------- --------------------
                              CONTRACT      BASE CALCULATION    PARTIAL WITHDRAWAL    PARTIAL SURRENDER     REDUCTION TO BASE
                                VALUE            AMOUNT               AMOUNT              REDUCTION        CALCULATION AMOUNT
============================ ------------ --------------------- -------------------- --------------------- --------------------
VALUE AS OF GMAB RIDER
EFFECTIVE DATE                $100,000          $100,000          Not Applicable        Not Applicable       Not Applicable
---------------------------- ------------ --------------------- -------------------- --------------------- --------------------
VALUE IMMEDIATELY PRIOR TO
PARTIAL WITHDRAWAL             $85,000          $100,000          Not Applicable        Not Applicable       Not Applicable
---------------------------- ------------ --------------------- -------------------- --------------------- --------------------
VALUE IMMEDIATELY
FOLLOWING PARTIAL
WITHDRAWAL                     $75,000          $88,235               $10,000              $11,765               $11,765
============================ ============ ===================== ==================== ===================== ====================

INVESTMENT LIMITATIONS/RESTRICTIONS/REBALANCING

If you elect the GMAB Rider, your Contract will be subject to additional limitations and restrictions on your right to allocate Contract Value among the Subaccounts, your right to request transfers between Subaccounts and your right to allocate Purchase Payments to Subaccounts.

We classify each Subaccount as Class A or Class B based on our assessment of the relative risk and volatility of the Underlying Fund in which the Subaccount invests. Subaccounts that we classify as "Class A" will generally invest in Underlying Funds that invest primarily in equity securities, or securities that we believe will approximate the relative volatility and relative risk of equity securities. Subaccounts that we classify as "Class B" will generally invest in Underlying Funds that invest primarily in debt securities or cash. A Subaccount that invests in an Underlying Fund that invests in a combination of equity securities and debt securities will be classified as either Class A or Class B. We have sole discretion to determine whether a Subaccount is classified as Class A or Class B. We reserve the right to change the classification of a Subaccount from Class A to Class B or from Class B to Class A. Any change in Subaccount classification will apply to Contract Owners who elect the GMAB Rider after the effective date of the change in classification, as well as existing Contract Owner who have the GMAB Rider in force as of the effective date of the change in classification.

You will be required to establish a personal allocation profile at the time that you elect the GMAB Rider specifying the Subaccounts and the allocation percentages for each Subaccount in which you intend to allocate your initial Purchase Payment and any credits that we apply to your initial Purchase Payment. Your personal allocation profile will remain in effect for any additional Purchase Payments you make until you elect to change it. Your personal allocation profile may include any combination of Class A and Class B Subaccounts so long as the overall allocation does not violate the limitations and restrictions described below.

You may only allocate up to 80% of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class A. You must allocate 20% or more of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class B.

Any time that you request a transfer of Contract Value between Subaccounts or make an additional Purchase Payment, you must comply with the following limitations or restrictions:

        o You may allocate your Contract Value in one or more of the Class A Subaccounts that you choose; however, you may only allocate up to 80% of your Contract Value to Subaccounts that we classify as Class A.

        o You may allocate your Contract Value in one or more of the Class B Subaccounts that you choose; however, you must allocate 20% or more of your Contract Value to Subaccounts that we classify as Class B.

        o If you make an additional Purchase Payment, you can only allocate up to 80% of Purchase Payment to Subaccounts that we classify as Class A.

        o If you make an additional Purchase Payment, you must allocate 20% or more of the Purchase Payments to Subaccounts that we classify as Class B.

Any request to transfer Contract Value or allocate subsequent Purchase Payments that would violate these limitations and restrictions will be rejected. You will be required to submit a new request that complies with the applicable limitation or restriction. We will not be responsible for any financial impact caused by delays in processing your transaction if your request is rejected because it does not comply with an applicable limitation or restriction.

REBALANCING: On a quarterly basis, we will rebalance your Contract Value according to the current personal allocation profile that you chose for Class A and Class B Subaccounts. Unless you instruct us otherwise, we will rebalance your Contract Value in each Class A and Class B Subaccount, respectively, according to the relative proportions indicated in your personal allocation profile.

Below is a list of the Subaccounts that are currently offered under the Contract with the applicable classification.

CLASS A SUBACCOUNTS/UNDERLYING FUNDS                                                        CLASS B SUBACCOUNTS/UNDERLYING FUNDS
----------------------------------------------                                              --------------------------------------
Capital Appreciation Fund                       PUTNAM VARIABLE TRUST                       High Yield Bond Trust
Managed Assets Trust                               Putnam VT Small Cap Value Fund --        Money Market Portfolio
AMERICAN FUNDS INSURANCE SERIES                      Class IB Shares                        PIMCO VARIABLE INSURANCE TRUST
   Global Growth Fund -- Class 2 Shares         SALOMON BROTHERS VARIABLE SERIES             Real Return Portfolio --
   Growth Fund -- Class 2 Shares                   FUNDS INC.                                 Administrative Class
   Growth-Income Fund -- Class 2 Shares            All Cap Fund -- Class I                    Total Return Portfolio --
DELAWARE VIP TRUST                                 Investors Fund -- Class I                  Administrative Class
   Delaware VIP REIT Series -- Standard            Large Cap Growth Fund -- Class I         THE TRAVELERS SERIES TRUST
     Class                                         Small Cap Growth Fund -- Class I           Federated High Yield Portfolio
DREYFUS VARIABLE INVESTMENT FUND                THE TRAVELERS SERIES TRUST                    Travelers Quality Bond Portfolio
Dreyfus Variable Investment Fund --                Convertible Securities Portfolio           U.S. Government Securities Portfolio
   Appreciation Portfolio -- Initial Shares        Disciplined Mid Cap Stock Portfolio      TRAVELERS SERIES FUND INC.
   Dreyfus Variable Investment Fund --             Equity Income Portfolio                    Pioneer Strategic Income Portfolio
   Developing Leaders Portfolio --                 Large Cap Portfolio                        SB Adjustable Rate Income Portfolio
   Initial Shares                                  Managed Allocation Series: Aggressive        Smith Barney Class
FAM VARIABLE SERIES FUNDS, INC.                    Portfolio
   Mercury Global Allocation V.I. Fund --          Managed Allocation Series:
     Class III                                     Conservative Portfolio
   Mercury Value Opportunities V.I. Fund --        Managed Allocation Series: Moderate
     Class III                                       Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE              Managed Allocation Series: Moderate--
   PRODUCTS TRUST                                    Aggressive Portfolio
   Mutual Shares Securities Fund --                Managed Allocation Series: Moderate--
     Class 2 Shares                                Conservative Portfolio
   Templeton Developing Markets                    Mercury Large Cap Core Portfolio
     Securities Fund -- Class 2 Shares             MFS Mid Cap Growth Portfolio
   Templeton Foreign Securities Fund --            MFS Value Portfolio
   Class 2 Shares                                  Mondrian International Stock Portfolio
   Templeton Growth Securities Fund --             Pioneer Fund Portfolio
     Class 2 Shares                                Pioneer Mid Cap Value Portfolio
GREENWICH STREET SERIES FUND                       Social Awareness Stock Portfolio
   Equity Index Portfolio -- Class II Shares       Style Focus Series: Small Cap Growth
   Salomon Brothers Variable Aggressive              Portfolio
     Growth Fund -- Class I Shares                 Style Focus Series: Small Cap Value
   Salomon Brothers Variable Growth &                Portfolio
     Income Fund -- Class I Shares              TRAVELERS SERIES FUND INC.
JANUS ASPEN SERIES                                 AIM Capital Appreciation Portfolio
   Global Technology Portfolio -- Service          MFS Total Return Portfolio
     Shares                                        Strategic Equity Portfolio
LAZARD RETIREMENT SERIES, INC.                  VAN KAMPEN LIFE INVESTMENT TRUST
   Lazard Retirement Small Cap Portfolio        Comstock Portfolio Class II Shares
LORD ABBETT SERIES FUND, INC.                   VARIABLE INSURANCE PRODUCTS FUND
   Growth and Income Portfolio                     Contrafund(R) Portfolio -- Service Class 2
   Mid-Cap Value Portfolio                         Mid Cap Portfolio -- Service Class 2
OPPENHEIMER VARIABLE ACCOUNT FUNDS
   Oppenheimer Main Street Fund/VA --
     Service Shares

GMAB RIDER LIQUIDITY OPTION

During the 90-day period prior to the 5th anniversary of the Rider Effective Date, you may request a partial withdrawal of up to 15% of the Base Calculation Amount immediately prior to the request. Under this option, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal so long as the withdrawal does not exceed the amount available for withdrawal under this provision. If you request a partial withdrawal greater than 15% of the Base Calculation Amount, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal for amounts withdrawn up to the 15% limit and, for the excess amount, we will reduce the Base Calculation Amount as described above under the sub-section "Base Calculation Amount." Any partial withdrawal you make under this provision will be made free of contingent deferred sales charges that would otherwise apply under the terms of your Contract. Additionally, any withdrawals taken under this feature will reduce your Free Withdrawal Allowance under the Contract.

This feature can only be exercised once before the Rider Maturity Date and must occur during the 90-day period prior to the 5th anniversary of the Rider Effective Date. We reserve the right to require you to exercise your rights under this provision on the anniversary of your Rider Effective Date. You must notify us in a form acceptable to us that you are exercising your rights under this GMAB Rider Liquidity Option.

CANCELLATION OF THE GMAB RIDER

You may elect to cancel the GMAB Rider at any time after the 5th anniversary of the GMAB Rider Effective Date. Upon cancellation, we will no longer deduct the annual charge for the GMAB Rider. Upon cancellation of the GMAB Rider, all rights and benefits under the GMAB Rider will cease. Upon cancellation, we will no longer apply any of the investment limitations and restrictions described above.

GMAB RIDER EXCHANGE OPTION - If, during the 90-day period following the 5th anniversary of the Rider Effective Date, your Contract Value is greater than the Base Calculation Amount, you may elect to cancel the GMAB Rider and simultaneously elect either a new GMAB Rider or a GMWB Rider. You will be required to meet any eligibility requirements that apply to each rider at the time you make the election.

         EXCHANGE FOR NEW GMAB RIDER: If you elect to cancel the GMAB Rider and elect the GMAB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your new GMAB Rider will be the date we receive your request in good order. Your new GMAB Rider will be subject to a new Rider Maturity Date. The Benefit Base of your prior GMAB Rider will not apply to the new GMAB Rider. Your Contract Value as of the date you elect to exchange your GMAB Rider will be used to determine your initial Base Calculation Amount for the new rider. The new GMAB Rider will be subject to a new charge that may be higher or lower than the charge you paid for your original GMAB Rider. The GMAB Rider that we make available under this Rider Exchange Option will always feature a ten year Rider Period and may include other Rider Period durations.

         EXCHANGE FOR GMWB RIDER: If you elect to cancel the GMAB Rider and elect the GMWB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your GMWB Rider will be the date we receive your request. The GMWB Rider that we make available under this Rider Exchange Option will feature a 10% minimum annual withdrawal amount. The GMWB Rider will be subject to the charge then in effect for a GMWB Rider that is offered under this Rider Exchange Option.

TERMINATION

The GMAB Rider will terminate on the earliest to occur of: (1) the Rider Maturity Date; (2) the date you elect to begin receiving Annuity Payments under the Contract; (3) the date you fully surrender your Contract; (4) the date you elect to cancel the GMAB Rider (including assignments); (5) the date we receive Due Proof of Death if the surviving spouse or beneficiary does not elect to continue the Contract (if allowed); or (6) the date the GMAB Rider is cancelled and replaced with a new GMAB Rider or GMWB Rider under the Rider Exchange Option.

The annual charge for the GMAB Rider will no longer be deducted and all guarantees will cease when the rider is terminated. Further, any investment limitations and restrictions will no longer apply after the GMAB Rider is terminated. If the GMAB Rider is terminated before the Rider Maturity Date, the Benefit Base will not be paid.

CHARGE FOR GMAB

If you elect the GMAB Rider, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.50% from your Contract Value invested in the Subaccounts. The charge will be applied and will not change from the Rider Effective Date until the Rider Maturity Date unless the rider is cancelled or terminates prior to such date. If you elect to terminate the GMAB Rider prior to the Rider Maturity Date, the charge will no longer be deducted. If you elect to exchange this GMAB Rider and elect a new GMAB Rider under the Rider Exchange Option (described above), the current charge in effect for the GMAB rider will be applied, which may be higher or lower than the charge you paid for this rider.

ADDITIONAL CONSIDERATIONS

o Your Contract cannot have any outstanding loans if you elect the GMAB Rider. Further, you may not request a loan from your Contract if you have previously elected the GMAB Rider.

o If you die while the GMAB Rider is in effect, and your surviving spouse or Beneficiary elects to continue the Contract under the spousal contract continuance or beneficiary contract continuance provision, then the GMAB Rider will remain in effect and will continue until the Rider Maturity Date.

o Any DCA Program that is in effect while the GMAB Rider is in effect must meet the investment limitations and restrictions of the GMAB Rider, as described above. In addition, you may not request a DCA Program that makes transfers from Class B Subaccounts to Class A Subaccounts.

o If you are expecting to request withdrawals from your Contract, including withdrawals intended to satisfy required minimum distribution requirements, the impact of such withdrawals on the guarantees provided under the GMAB Rider will make the rider less valuable.

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive regular payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity or income payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments; or (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor, or (d) for a fixed period. Income payments are for a fixed period or amount. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90th birthday for Non-qualified Contracts, 70th birthday for Qualified Contracts, or ten years after the effective date of the Contract, if later.

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 85th birthday for Non-qualified Contracts or, for Qualified Contracts, to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your

Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See Transfers.)

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the fixed Annuity Payment will be determined using the Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS
--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period without Life Contingency. We will make payments for the period selected.

Option 6 -- Other Annuity Options. The Company will make any other arrangements for Annuity Payments as may be mutually agreed upon.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the "Payments for a Fixed Period without Life Contingency" variable annuity option.

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists as determined by the SEC so that the sale of securities held in the Separate Account may not reasonably occur or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

The Travelers Insurance Company and The Travelers Life and Annuity Company each sponsor Separate Accounts: Separate Account Thirteen and Separate Account Fourteen, respectively. Both Separate Account Thirteen and Separate Account Fourteen were established on November 14, 2002 and are registered with the SEC as unit investment trusts (Separate Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of Separate Account Thirteen and Separate Account Fourteen for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the

Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P., GMAB or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Funding Option. In those cases, we can create "hypothetical historical performance" of a Variable Funding Option. These figures show the performance that the Variable Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Earnings under annuity contracts, like interest payable as fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income (top rate of 35%).

TAX-FREE EXCHANGES: Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including the amount attributable to Purchase Payments, whether paid in the form of lump-sum withdrawals or Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified plan funding vehicles are generally not subject to current taxation. We have provided a more complete discussion in the SAI.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasure regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the individual beneficiaries (and in certain situations, trusts for individuals), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified.

As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal (distribution made prior to the Maturity Date), or as periodic Annuity Payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws. Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes.

If a non-qualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income for federal income tax purposes at the time of the transfer.

If you make a partial withdrawal of your annuity balance, the distribution will generally be taxed as first coming from earnings, (income in the Contract), and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) As a general rule, there is income in the Contract to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a guaranteed minimum withdrawal benefit. Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a guaranteed minimum withdrawal benefit.

Code Section 72(s)requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the joint owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico, and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non-resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

                                OTHER INFORMATION
--------------------------------------------------------------------------------

THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.

The Travelers Insurance Company is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut, 06103-3415.

The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

On January 31, 2005, CITIGROUP INC. announced that it has agreed to sell its life insurance and annuity businesses to METLIFE, INC. The proposed sale would include the following insurance companies that issue the variable annuity contract described in this prospectus:

o   The Travelers Insurance Company ("TIC")

o   The Travelers Life and Annuity Company ("TLAC")

The proposed sale would also include TIC and TLAC's affiliated investment advisory companies, Travelers Asset Management International Company LLC, and Travelers Investment Adviser Inc., each of which serves as the investment advisor for certain of the funding options that may be available under your variable contract.

The transaction is subject to certain domestic and international regulatory approvals, as well as other customary conditions to closing. The transaction is expected to close this summer. Under the terms of the transaction, The Travelers Insurance Company will distribute its ownership of Primerica Life Insurance Company and certain other assets, including shares of Citigroup preferred stock, to Citigroup Inc., or its subsidiaries prior to the closing. The Travelers Insurance Company has filed a current report on Form 8-K on February 2, 2005 with additional information about the transaction, including pro forma financial information. The filing can be found at the SEC's Internet website at http://www.sec.gov.

The transaction will not affect the terms or conditions of your variable annuity, and The Travelers Insurance Company or The Travelers Life and Annuity Company will remain fully responsible for their respective contractual obligations to variable annuity contract owners.

FINANCIAL STATEMENTS

The financial statements for the Company are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. The Travelers Insurance Company and The Travelers Life and Annuity Company (together the "Company") have appointed Travelers Distribution LLC ("TDLLC") to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. TDLLC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses TDLLC for expenses TDLLC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). TDLLC does not retain any fees under the Contracts; however, TDLLC may receive 12b-1 fees from the Underlying Funds.

TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. TDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

TDLLC and the Company enter into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.

COMPENSATION. Broker-dealers who have selling agreements with TDLLC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor or disfavor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives). We may periodically establish compensation specials whereby we pay a higher amount for sales of the Contract during a specified period. While a compensation special is in effect, registered representatives may be inclined to favor a product that pays a higher compensation over another product where a compensation special is not in effect. We are not currently offering any compensation specials.

This Contract does not assess a front-end sales charge, so you do not directly pay for sales and distribution expenses. Instead, you indirectly pay for sales and distribution expenses through the overall charges and fees assessed under your Contract. For example, any profits the Company may realize through assessing the mortality and expense risk charge under your Contract may be used to pay for sales and distribution expenses. The Company may also pay for sales and distribution expenses out of any payments the Company or TDLLC may receive from the Underlying Funds for providing administrative, marketing and other support and services to the Underlying Funds. If your Contract assesses a Contingent Deferred Sales Charge, proceeds from this charge may be used to reimburse the Company for sales and distribution expenses. No additional sales compensation is paid if you select any optional benefits under your Contract.

To the extent permitted by NASD rules and other applicable laws and regulations, TDLLC may pay or allow other promotional incentives or payments in the form of cash or other compensation.

The Company and TDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and TDLLC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by TDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and TDLLC have entered into preferred distribution arrangements with AIG Advisor Group (including Advantage Capital Corporation, FSC Securities Corporation, Royal Alliance Associates, Inc., Sentra Securities Corporation, Spelman & Co., Inc. and SunAmerica Securities, Inc.), CitiStreet Equities LLC, Linsco/Private Ledger Corp., Merrill Lynch, Pierce, Fenner & Smith, Incorporated, Piper Jaffray & Co. and Tower Square Securities, Inc.

The Company and TDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser to one or more Underlying Funds or serves as a subadviser to a Portfolio of The Travelers Series Trust or Travelers Series Fund Inc., which are offered under the Contracts. These firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., Salomon Brothers Asset Management and Smith Barney Fund Management. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Contracts.

SALE OF VARIABLE ANNUITIES BY AFFILIATES OF THE COMPANY. The Company and TDLLC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company. Because of the affiliation, these broker-dealer firms and their registered representatives may favor the Company's products.

TOWER SQUARE SECURITIES. The Company and TDLLC have entered into a selling agreement with Tower Square Securities, Inc. ("Tower Square"), which is affiliated with the Company. Registered representatives of Tower Square, who are properly licensed and appointed, may offer the Contract to customers. In addition to compensation described above, Tower Square representatives are eligible for various cash benefits, such as bonuses, commission advances and non-cash compensation programs offered by the Company, such as retirement and other benefit plans for agents and the ability to purchase Citigroup common stock at a discount. Sales of the Contracts may help qualify a Tower Square representative for such benefits. Sales representatives may receive other payments from the Company for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature, and similar services. In addition, sales representatives who meet certain Company productivity, persistency and length of the services standards may be eligible for additional compensation. In addition to the compensation described above, Tower Square receives compensation for meeting certain gross sales goals and net sales goals (sales less redemptions) which may cause Tower Square or its representatives to favor the Company's products.

CITISTREET EQUITIES LLC/CITISTREET ASSOCIATES LLC. The Company and TDLLC have entered into a selling agreement with CitiStreet Equities LLC. CitiStreet Equities LLC and its affiliate, CitiStreet Associates LLC, are part of a joint venture between Citigroup Inc., the Company's ultimate parent, and State Street Corporation. Registered representatives of CitiStreet Equities LLC, who are properly licensed and appointed, may offer the Contract to customers. In addition to compensation described above, CitiStreet Equities LLC receives compensation for the hiring and training of sales representatives and for meeting certain gross sales goals and net sales goals (sales less redemptions) which may cause CitiStreet Equities LLC or its representatives to favor the Company's products. The Company has also entered into an agreement with CitiStreet Associates LLC whereby the Company pays CitiStreet Associates LLC fees in connection with CitiStreet Associates' provision of certain administrative, recordkeeping, marketing and support services in relation to annuity contracts sold by CitiStreet Equities LLC in connection with Section 401(a), 401(k), 403(b), 457(b) and 408(b) plans. Any compensation payable to CitiStreet Associates LLC or CitiStreet Equities LLC will be made by TDLLC or the Company out of its own assets and will not result in any additional direct charge to you.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS AND OPINIONS

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the Contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the Deputy General Counsel of the Companies.

In 2003 and 2004, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Company has received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. During 2004 the SEC requested additional information about the Company's variable product operations on market timing, late trading and revenue sharing, and the SEC, the National Association of Securities Dealers and the New York Insurance Department have made inquiries into these issues and other matters associated with the sale and distribution of insurance products. In addition, like many insurance companies and agencies, in 2004 and 2005 the Company received inquiries from certain state Departments of Insurance regarding producer compensation and bidding practices. The Company is cooperating fully with all of these requests and is not able to predict their outcomes.

Notwithstanding the above, there are no pending legal proceedings affecting either the Separate Account or the principal underwriter. There are no pending legal proceedings against either Company likely to have a material adverse affect on the ability of either Company to meet its obligations under the applicable Contract.

                                   APPENDIX A
--------------------------------------------------------------------------------

              TIC SEPARATE ACCOUNT THIRTEEN FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix E. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.


                         SEPARATE ACCOUNT CHARGES 1.45%

                                                                                   UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                              YEAR       YEAR         END OF YEAR      END OF YEAR
----------------                                                           ------ --------------- --------------- ------------------
   Capital Appreciation Fund (10/03) ....................................   2004        1.217          1.434               8,905
                                                                            2003        1.000          1.217                  --

   High Yield Bond Trust (6/04) .........................................   2004        0.992          1.064              40,139

   Managed Assets Trust (6/04) ..........................................   2004        1.000          1.062              22,944

   Money Market Portfolio (8/03) ........................................   2004        0.995          0.991             208,200
                                                                            2003        1.000          0.995                  --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio --
   Class B (10/03) ......................................................   2004        1.147          1.225               2,085
                                                                            2003        1.000          1.147               1,052

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (6/03) ..........................   2004        1.321          1.477             200,251
                                                                            2003        1.000          1.321               7,684

   Growth Fund -- Class 2 Shares (6/03) .................................   2004        1.260          1.397             308,829
                                                                            2003        1.000          1.260                  --

   Growth-Income Fund -- Class 2 Shares (6/03) ..........................   2004        1.258          1.368             432,800
                                                                            2003        1.000          1.258               4,614

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (6/03) ....................   2004        1.265          1.638              67,949
                                                                            2003        1.000          1.265               1,299

                                       ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                   UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                              YEAR       YEAR         END OF YEAR      END OF YEAR
----------------                                                           ------ --------------- --------------- ------------------
Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -- Developing Leaders
   Portfolio -- Initial Shares (6/03) ...................................   2004        1.286          1.411            53,039
                                                                            2003        1.000          1.286             4,790

   Dreyfus Variable Investment Fund -- Appreciation
   Portfolio -- Initial Shares (5/03) ...................................   2004        1.172          1.214               579
                                                                            2003        1.000          1.172                --

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (6/03) ...............   2004        1.208          1.341             6,716
                                                                            2003        1.000          1.208                --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (7/03) ........................................................   2004        1.480          1.820            10,223
                                                                            2003        1.000          1.480                --

   Templeton Foreign Securities Fund -- Class 2 Shares (9/03) ...........   2004        1.339          1.564            28,162
                                                                            2003        1.214          1.339                --

   Templeton Growth Securities Fund -- Class 2 Shares (6/03) ............   2004        1.329          1.519            24,580
                                                                            2003        1.000          1.329                --

Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (5/03) .....................   2004        1.213          1.318            27,196
                                                                            2003        1.000          1.213                --

   Salomon Brothers Variable Aggressive Growth Fund --
   Class I Shares (7/03) ................................................   2004        1.274          1.370            44,679
                                                                            2003        1.000          1.274                --

   Salomon Brothers Variable Growth & Income Fund -- Class I
   Shares (7/03) ........................................................   2004        1.230          1.313            29,236
                                                                            2003        1.000          1.230                --

Janus Aspen Series
   Balanced Portfolio -- Service Shares (7/03) ..........................   2004        1.095          1.169                --
                                                                            2003        1.000          1.095                --

                                       ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                   UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                              YEAR       YEAR         END OF YEAR      END OF YEAR
----------------                                                           ------ --------------- --------------- ------------------
   Global Life Sciences Portfolio -- Service Shares (12/03) . ...........   2004        1.193          1.343             13,910
                                                                            2003        1.000          1.193                 --

   Global Technology Portfolio -- Service Shares (11/03) ................   2004        1.387          1.375             16,781
                                                                            2003        1.000          1.387              2,662

   Worldwide Growth Portfolio -- Service Shares (7/03) ..................   2004        1.255          1.293                 --
                                                                            2003        1.000          1.255                 --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (10/03) ........................   2004        1.335          1.512              4,174
                                                                            2003        1.000          1.335                 --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (8/03) ...................................   2004        1.244          1.381             12,953
                                                                            2003        1.000          1.244                 --

   Mid-Cap Value Portfolio (6/03) .......................................   2004        1.259          1.539             25,554
                                                                            2003        1.000          1.259                 --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund --
   Class III (12/03) ....................................................   2004        1.079          1.214                 --
                                                                            2003        1.000          1.079                 --

   Merrill Lynch Value Opportunities V.I. Fund --
   Class III (12/03) ....................................................   2004        1.072          1.213             65,270
                                                                            2003        1.000          1.072                 --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA -- Service Shares (7/04) . ...........   2004        0.979          1.054             29,728

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (9/03) .................   2004        1.047          1.124             166,975
                                                                            2003        1.000          1.047               4,343

   Total Return Portfolio -- Administrative Class (5/03) ................   2004        1.014          1.048             351,846
                                                                            2003        1.000          1.014               1,174

                                       ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                   UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                              YEAR       YEAR         END OF YEAR      END OF YEAR
----------------                                                           ------ --------------- --------------- ------------------
Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB
   Shares (6/03) ........................................................   2004        1.294          1.482               1,272
                                                                            2003        1.000          1.294               1,276

   Putnam VT Small Cap Value Fund -- Class IB Shares (6/03) .............   2004        1.431          1.780              42,677
                                                                            2003        1.000          1.431               7,026

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (8/03) .......................................   2004        1.312          1.400              18,421
                                                                            2003        1.000          1.312               8,628

   Investors Fund -- Class I (7/03) .....................................   2004        1.275          1.387              21,357
                                                                            2003        1.000          1.275                  --

   Large Cap Growth Fund -- Class I (9/03) ..............................   2004        1.309          1.297             147,318
                                                                            2003        1.000          1.309                  --

   Small Cap Growth Fund -- Class I (8/03) ..............................   2004        1.431          1.624              13,585
                                                                            2003        1.000          1.431                  --

The Travelers Series Trust
   Convertible Securities Portfolio (7/03) ..............................   2004        1.142          1.196               3,299
                                                                            2003        1.000          1.142               2,652

   Disciplined Mid Cap Stock Portfolio (6/03) ...........................   2004        1.301          1.493              32,126
                                                                            2003        1.000          1.301               4,098

   Equity Income Portfolio (7/03) .......................................   2004        1.236          1.338              50,618
                                                                            2003        1.000          1.236               8,239

   Federated High Yield Portfolio (9/03) ................................   2004        1.110          1.207               5,321
                                                                            2003        1.000          1.110                  --

   Federated Stock Portfolio (6/03) .....................................   2004        1.252          1.364               2,677
                                                                            2003        1.000          1.252                  --

   Large Cap Portfolio (9/03) ...........................................   2004        1.190          1.249              86,954
                                                                            2003        1.000          1.190                  --

                                       ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                   UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                              YEAR       YEAR         END OF YEAR      END OF YEAR
----------------                                                           ------ --------------- --------------- ------------------
   Lazard International Stock Portfolio (8/03) ..........................   2004        1.267          1.446                 340
                                                                            2003        1.000          1.267                  --

   Merrill Lynch Large Cap Core Portfolio (7/03) ........................   2004        1.162          1.328              31,912
                                                                            2003        1.000          1.162                  --

   MFS Emerging Growth Portfolio (12/03) ................................   2004        1.198          1.331                  --
                                                                            2003        1.000          1.198                  --

   MFS Mid Cap Growth Portfolio (6/03) ..................................   2004        1.283          1.443              12,893
                                                                            2003        1.000          1.283                  --

   MFS Value Portfolio (7/04) ...........................................   2004        0.978          1.112                 232

   Pioneer Fund Portfolio (4/03) ........................................   2004        1.192          1.306                  74
                                                                            2003        1.000          1.192                  --

   Social Awareness Stock Portfolio (9/04) ..............................   2004        0.926          1.047               6,939

   Travelers Quality Bond Portfolio (8/03) ..............................   2004        1.016          1.034             282,079
                                                                            2003        1.000          1.016              10,788

   U.S. Government Securities Portfolio (8/04) ..........................   2004        1.008          1.048              23,885

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (11/03) ...........................   2004        1.227          1.288              11,841
                                                                            2003        1.000          1.227               8,005

   MFS Total Return Portfolio (5/03) ....................................   2004        1.127          1.238             146,167
                                                                            2003        1.000          1.127              10,090

   Pioneer Strategic Income Portfolio (6/04) ............................   2004        0.980          1.086             228,536

   SB Adjustable Rate Income Portfolio -- Class I
   Shares (12/03) .......................................................   2004        0.999          0.996                  --
                                                                            2003        1.000          0.999                  --

   Strategic Equity Portfolio (7/03) ....................................   2004        1.230          1.336                  --
                                                                            2003        1.000          1.230                  --

                                       ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                   UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                              YEAR       YEAR         END OF YEAR      END OF YEAR
----------------                                                           ------ --------------- --------------- ------------------
Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (6/03) .........................   2004        1.262          1.461               7,312
                                                                            2003        1.000          1.262                  --

   Enterprise Portfolio -- Class II Shares (1/04) .......................   2004        1.189          1.216                  --
                                                                            2003        1.000          1.189                  --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio -- Service Class 2 (5/03) ....................   2004        1.241          1.408              20,924
                                                                            2003        1.000          1.241                  --

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio -- Service
   Class 2 (6/03) .......................................................   2004        1.186          1.184              10,278
                                                                            2003        1.000          1.186               1,281

   Mid Cap Portfolio -- Service Class 2 (6/03) ..........................   2004        1.412          1.735              62,131
                                                                            2003        1.000          1.412               3,192

                                       ACCUMULATION UNIT VALUES (IN DOLLARS)


                                          SEPARATE ACCOUNT CHARGES 2.45%

                                                                                   UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                              YEAR       YEAR         END OF YEAR      END OF YEAR
----------------                                                           ------ --------------- --------------- ------------------
   Capital Appreciation Fund (10/03) ....................................   2004        1.000          1.169                  --

   High Yield Bond Trust (6/04) .........................................   2004        1.008          1.075                  --

   Managed Assets Trust (6/04) ..........................................   2004        1.013          1.071                  --

   Money Market Portfolio (8/03) ........................................   2004        1.000          0.994                  --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio --
   Class B (10/03) ......................................................   2004        1.000          1.058                  --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (6/03) ..........................   2004        1.000          1.112                  --

   Growth Fund -- Class 2 Shares (6/03) .................................   2004        1.000          1.085                  --

   Growth-Income Fund -- Class 2 Shares (6/03) ..........................   2004        1.000          1.064                  --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (6/03) ....................   2004        1.000          1.287                  --

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -- Developing Leaders
   Portfolio -- Initial Shares (6/03) ...................................   2004        1.000          1.093                  --

   Dreyfus Variable Investment Fund -- Appreciation
   Portfolio -- Initial Shares (5/03) ...................................   2004        1.000          1.022                  --

   Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (6/03) ...............   2004        1.000          1.100                  --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (7/03) ........................................................   2004        1.000          1.261                  --

   Templeton Foreign Securities Fund -- Class 2 Shares (9/03) ...........   2004        1.000          1.155                  --

   Templeton Growth Securities Fund -- Class 2 Shares (6/03) ............   2004        1.000          1.119                  --

                                       ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                   UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                              YEAR       YEAR         END OF YEAR      END OF YEAR
----------------                                                           ------ --------------- --------------- ------------------
Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (5/03) .....................   2004        1.000          1.069                  --

   Salomon Brothers Variable Aggressive Growth Fund --
   Class I Shares (7/03) ................................................   2004        1.000          1.054                  --

   Salomon Brothers Variable Growth & Income Fund -- Class I
   Shares (7/03) ........................................................   2004        1.000          1.065                  --

Janus Aspen Series
   Balanced Portfolio -- Service Shares (7/03) ..........................   2004        1.000          1.068                  --

   Global Life Sciences Portfolio -- Service Shares (12/03) . ...........   2004        1.000          1.038                  --

   Global Technology Portfolio -- Service Shares (11/03) ................   2004        1.000          1.052                  --

   Worldwide Growth Portfolio -- Service Shares (7/03) ..................   2004        1.000          1.086                  --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (10/03) ........................   2004        1.000          1.125                  --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (8/03) ...................................   2004        1.000          1.099                  --

   Mid-Cap Value Portfolio (6/03) .......................................   2004        1.000          1.160                  --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund --
   Class III (12/03) ....................................................   2004        1.000          1.116                  --

   Merrill Lynch Value Opportunities V.I. Fund --
   Class III (12/03) ....................................................   2004        1.000          1.119                  --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA -- Service Shares (7/04) . ...........   2004        0.992          1.062                  --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (9/03) .................   2004        1.000          1.067                  --

                                       ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                   UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                              YEAR       YEAR         END OF YEAR      END OF YEAR
----------------                                                           ------ --------------- --------------- ------------------
   Total Return Portfolio -- Administrative Class (5/03) ................   2004        1.000          1.044                  --

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB
   Shares (6/03) ........................................................   2004        1.000          1.158                  --

   Putnam VT Small Cap Value Fund -- Class IB Shares (6/03) . ...........   2004        1.000          1.192                  --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (8/03) .......................................   2004        1.000          1.057                  --

   Investors Fund -- Class I (7/03) .....................................   2004        1.000          1.079                  --

   Large Cap Growth Fund -- Class I (9/03) ..............................   2004        1.000          0.990                  --

   Small Cap Growth Fund -- Class I (8/03) ..............................   2004        1.000          1.165                  --

The Travelers Series Trust
   Convertible Securities Portfolio (7/03) ..............................   2004        1.000          1.042                  --

   Disciplined Mid Cap Stock Portfolio (6/03) ...........................   2004        1.000          1.118                  --

   Equity Income Portfolio (7/03) .......................................   2004        1.000          1.101                  --

   Federated High Yield Portfolio (9/03) ................................   2004        1.000          1.078                  --

   Federated Stock Portfolio (6/03) .....................................   2004        1.000          1.079                  --

   Large Cap Portfolio (9/03) ...........................................   2004        1.000          1.048                  --

   Lazard International Stock Portfolio (8/03) ..........................   2004        1.000          1.144                  --

   Merrill Lynch Large Cap Core Portfolio (7/03) ........................   2004        1.000          1.123                  --

   MFS Emerging Growth Portfolio (12/03) ................................   2004        1.000          1.081                  --

   MFS Mid Cap Growth Portfolio (6/03) ..................................   2004        1.000          1.073                  --

   MFS Value Portfolio (7/04) ...........................................   2004        0.994          1.126                  --

                                       ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                   UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                              YEAR       YEAR         END OF YEAR      END OF YEAR
----------------                                                           ------ --------------- --------------- ------------------
   Pioneer Fund Portfolio (4/03) ........................................   2004        1.000          1.093                  --

   Social Awareness Stock Portfolio (9/04) ..............................   2004        0.953          1.075                  --

   Travelers Quality Bond Portfolio (8/03) ..............................   2004        1.000          1.031                  --

   U.S. Government Securities Portfolio (8/04) ..........................   2004        1.036          1.072                  --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (11/03) ...........................   2004        1.000          1.054                  --

   MFS Total Return Portfolio (5/03) ....................................   2004        1.000          1.095                  --

   Pioneer Strategic Income Portfolio (6/04) ............................   2004        1.000          1.103                  --

   SB Adjustable Rate Income Portfolio -- Class I
   Shares (12/03) .......................................................   2004        1.000          0.997                  --

   Strategic Equity Portfolio (7/03) ....................................   2004        1.000          1.097                  --

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (6/03) .........................   2004        1.000          1.130                  --

   Enterprise Portfolio -- Class II Shares (1/04) .......................   2004        1.000          1.037                  --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio -- Service Class 2 (5/03) ....................   2004        1.000          1.106                  --

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio -- Service
   Class 2 (6/03) .......................................................   2004        1.000          1.039                  --

   Mid Cap Portfolio -- Service Class 2 (6/03) ..........................   2004        1.000          1.226                  --

                                      NOTES

Effective "07/26/2004" Merrill Lynch Variable Series Funds, Inc.: Merrill Lynch Small Cap Value V.I. Fund -- Class III changed its name to Merrill Lynch Series Fund, Inc.: Merrill Lynch Value Opportunities V.I. Fund -- Class III

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2004.

"Number of Units outstanding at the end of the year" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Janus Aspen Series: Balanced Portfolio -- Service Shares is no available to new Contract Owners

Janus Aspen Series: Global Life Science Portfolio -- Service Shares is no available to new Contract Owners

Janus Aspen Series: Worldwide Growth Portfolio -- Service Shares is no available to new Contract Owners

Putnam Variable Trust: Putnam VT International Equity Fund -- Class IB Shares is no available to new Contract Owners

Van Kampen Life Investment Trust- Enterprise Portfolio Class II Shares is no available to new Contract Owners

                                   APPENDIX B
--------------------------------------------------------------------------------

              TLAC SEPARATE ACCOUNT FOURTEEN FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix E. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.


                                          SEPARATE ACCOUNT CHARGES 1.45%

                                                                                   UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                              YEAR       YEAR         END OF YEAR      END OF YEAR
----------------                                                           ------ --------------- --------------- ------------------
   Capital Appreciation Fund (6/03) .....................................   2004        1.217          1.434              59,134
                                                                            2003        1.000          1.217              22,095

   High Yield Bond Trust (6/04) .........................................   2004        0.985          1.064              14,458

   Managed Assets Trust (5/04) ..........................................   2004        0.983          1.062               2,540

   Money Market Portfolio (6/03) ........................................   2004        0.995          0.991             377,425
                                                                            2003        1.000          0.995             600,572

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio --
   Class B (6/03) .......................................................   2004        1.147          1.225                  --
                                                                            2003        1.000          1.147                  --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (6/03) ..........................   2004        1.321          1.477              94,077
                                                                            2003        1.000          1.321              37,036

   Growth Fund -- Class 2 Shares (5/03) .................................   2004        1.260          1.397             589,788
                                                                            2003        1.000          1.260             175,834

   Growth-Income Fund -- Class 2 Shares (6/03) ..........................   2004        1.258          1.368             421,664
                                                                            2003        1.000          1.258             261,983

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (6/03) ....................   2004        1.265          1.638             163,900
                                                                            2003        1.000          1.265             165,625

                                       ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                   UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                              YEAR       YEAR         END OF YEAR      END OF YEAR
----------------                                                           ------ --------------- --------------- ------------------
Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -- Developing Leaders
   Portfolio -- Initial Shares (6/03) ...................................   2004        1.286          1.411             117,603
                                                                            2003        1.000          1.286              75,726

   Dreyfus Variable Investment Fund -- Appreciation
   Portfolio -- Initial Shares (7/03) ...................................   2004        1.172          1.214             100,429
                                                                            2003        1.000          1.172              74,699

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (6/03) ...............   2004        1.208          1.341             142,873
                                                                            2003        1.000          1.208              39,577

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (7/03) ........................................................   2004        1.480          1.820              23,838
                                                                            2003        1.000          1.480                 279

   Templeton Foreign Securities Fund -- Class 2 Shares (6/03) ...........   2004        1.339          1.564               1,032
                                                                            2003        1.127          1.339                  --

   Templeton Growth Securities Fund -- Class 2 Shares (6/03) ............   2004        1.329          1.519             129,931
                                                                            2003        1.000          1.329              27,829

Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (5/03) .....................   2004        1.213          1.318             222,652
                                                                            2003        1.000          1.213             185,884

   Salomon Brothers Variable Aggressive Growth Fund --
   Class I Shares (5/03) ................................................   2004        1.274          1.370              60,400
                                                                            2003        1.000          1.274              15,899

   Salomon Brothers Variable Growth & Income Fund -- Class I
   Shares (7/03) ........................................................   2004        1.230          1.313              22,447
                                                                            2003        1.000          1.230              22,497

Janus Aspen Series
   Balanced Portfolio -- Service Shares (5/03) ..........................   2004        1.095          1.169              24,643
                                                                            2003        1.000          1.095              12,940

                                       ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                   UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                              YEAR       YEAR         END OF YEAR      END OF YEAR
----------------                                                           ------ --------------- --------------- ------------------
   Global Life Sciences Portfolio -- Service Shares (6/03) ..............   2004        1.193          1.343              10,447
                                                                            2003        1.000          1.193              10,447

   Global Technology Portfolio -- Service Shares (8/03) .................   2004        1.387          1.375              14,101
                                                                            2003        1.000          1.387               6,694

   Worldwide Growth Portfolio -- Service Shares (6/03) ..................   2004        1.255          1.293               8,257
                                                                            2003        1.000          1.255               5,185

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (6/03) .........................   2004        1.335          1.512              11,386
                                                                            2003        1.000          1.335              20,495

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (6/03) ...................................   2004        1.244          1.381              88,933
                                                                            2003        1.000          1.244              44,421

   Mid-Cap Value Portfolio (6/03) .......................................   2004        1.259          1.539             126,076
                                                                            2003        1.000          1.259              34,477

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund --
   Class III (12/03) ....................................................   2004        1.079          1.214               9,394
                                                                            2003        1.000          1.079                  --

   Merrill Lynch Value Opportunities V.I. Fund --
   Class III (12/03) ....................................................   2004        1.072          1.213              21,992
                                                                            2003        1.000          1.072                  --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA -- Service Shares (6/04) . ...........   2004        0.993          1.054                  --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (6/03) .................   2004        1.047          1.124             437,688
                                                                            2003        1.000          1.047              47,635

   Total Return Portfolio -- Administrative Class (5/03) ................   2004        1.014          1.048           1,753,870
                                                                            2003        1.000          1.014           1,692,427

                                       ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                   UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                              YEAR       YEAR         END OF YEAR      END OF YEAR
----------------                                                           ------ --------------- --------------- ------------------
Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB
   Shares (5/03) ........................................................   2004        1.294          1.482              19,671
                                                                            2003        1.000          1.294              19,436

   Putnam VT Small Cap Value Fund -- Class IB Shares (6/03) .............   2004        1.431          1.780             126,858
                                                                            2003        1.000          1.431              62,905

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/03) .......................................   2004        1.312          1.400              92,696
                                                                            2003        1.000          1.312              56,649

   Investors Fund -- Class I (6/03) .....................................   2004        1.275          1.387             118,997
                                                                            2003        1.000          1.275              61,697

   Large Cap Growth Fund -- Class I (6/03) ..............................   2004        1.309          1.297              77,067
                                                                            2003        1.000          1.309              25,262

   Small Cap Growth Fund -- Class I (5/03) ..............................   2004        1.431          1.624              74,428
                                                                            2003        1.000          1.431              39,511

The Travelers Series Trust
   Convertible Securities Portfolio (6/03) ..............................   2004        1.142          1.196             164,856
                                                                            2003        1.000          1.142             100,931

   Disciplined Mid Cap Stock Portfolio (6/03) ...........................   2004        1.301          1.493              81,623
                                                                            2003        1.000          1.301              38,923

   Equity Income Portfolio (6/03) .......................................   2004        1.236          1.338             246,109
                                                                            2003        1.000          1.236              57,194

   Federated High Yield Portfolio (6/03) ................................   2004        1.110          1.207             184,369
                                                                            2003        1.000          1.110             154,529

   Federated Stock Portfolio (6/03) .....................................   2004        1.252          1.364               2,360
                                                                            2003        1.000          1.252               2,365

   Large Cap Portfolio (6/03) ...........................................   2004        1.190          1.249              54,442
                                                                            2003        1.000          1.190              52,765

                                       ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                   UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                              YEAR       YEAR         END OF YEAR      END OF YEAR
----------------                                                           ------ --------------- --------------- ------------------
   Lazard International Stock Portfolio (6/03) ..........................   2004        1.267          1.446              41,940
                                                                            2003        1.000          1.267              11,315

   Merrill Lynch Large Cap Core Portfolio (6/03) ........................   2004        1.162          1.328               5,125
                                                                            2003        1.000          1.162                  --

   MFS Emerging Growth Portfolio (6/03) .................................   2004        1.198          1.331              10,019
                                                                            2003        1.000          1.198              11,628

   MFS Mid Cap Growth Portfolio (6/03) ..................................   2004        1.283          1.443              40,812
                                                                            2003        1.000          1.283              36,255

   MFS Value Portfolio (6/04) ...........................................   2004        0.995          1.112                  --

   Pioneer Fund Portfolio (4/03) ........................................   2004        1.192          1.306               2,094
                                                                            2003        1.000          1.192                  --

   Social Awareness Stock Portfolio (8/04) ..............................   2004        0.920          1.047                  --

   Travelers Quality Bond Portfolio (6/03) ..............................   2004        1.016          1.034             585,269
                                                                            2003        1.000          1.016             317,950

   U.S. Government Securities Portfolio (7/04) ..........................   2004        1.006          1.048               2,622

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (6/03) ............................   2004        1.227          1.288              23,433
                                                                            2003        1.000          1.227              37,898

   MFS Total Return Portfolio (6/03) ....................................   2004        1.127          1.238             480,980
                                                                            2003        1.000          1.127             272,384

   Pioneer Strategic Income Portfolio (7/04) ............................   2004        1.004          1.086                  --

   SB Adjustable Rate Income Portfolio -- Class I
   Shares (1/04) ........................................................   2004        0.999          0.996             185,835
                                                                            2003        1.000          0.999                  --

   Strategic Equity Portfolio (6/03) ....................................   2004        1.230          1.336              17,850
                                                                            2003        1.000          1.230              18,019

                                       ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                   UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                              YEAR       YEAR         END OF YEAR      END OF YEAR
----------------                                                           ------ --------------- --------------- ------------------
Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (6/03) .........................   2004        1.262          1.461              78,731
                                                                            2003        1.000          1.262              24,388

   Enterprise Portfolio -- Class II Shares (6/03) .......................   2004        1.189          1.216               4,194
                                                                            2003        1.000          1.189              23,162

Variable Insurance Products Fund II
   Contrafund(R) Portfolio -- Service Class 2 (6/03) ....................   2004        1.241          1.408              93,181
                                                                            2003        1.000          1.241              19,422

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio -- Service
   Class 2 (8/03) .......................................................   2004        1.186          1.184                  --
                                                                            2003        1.000          1.186                  --

   Mid Cap Portfolio -- Service Class 2 (5/03) ..........................   2004        1.412          1.735             108,517
                                                                            2003        1.000          1.412              40,694

                                       ACCUMULATION UNIT VALUES (IN DOLLARS)


                                          SEPARATE ACCOUNT CHARGES 2.45%

                                                                                   UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                              YEAR       YEAR         END OF YEAR      END OF YEAR
----------------                                                           ------ --------------- --------------- ------------------
   Capital Appreciation Fund (6/03) .....................................   2004        1.000          1.169                  --

   High Yield Bond Trust (6/04) .........................................   2004        1.000          1.075                  --

   Managed Assets Trust (5/04) ..........................................   2004        1.000          1.071                  --

   Money Market Portfolio (6/03) ........................................   2004        1.000          0.994                  --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio --
   Class B (6/03) .......................................................   2004        1.000          1.058                  --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (6/03) ..........................   2004        1.000          1.112                  --

   Growth Fund -- Class 2 Shares (5/03) .................................   2004        1.000          1.085                  --

   Growth-Income Fund -- Class 2 Shares (6/03) ..........................   2004        1.000          1.064                  --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (6/03) ....................   2004        1.000          1.287                  --

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -- Developing Leaders
   Portfolio -- Initial Shares (6/03) ...................................   2004        1.000          1.093                  --

   Dreyfus Variable Investment Fund -- Appreciation
   Portfolio -- Initial Shares (7/03) ...................................   2004        1.000          1.022                  --

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (6/03) ...............   2004        1.000          1.100                  --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (7/03) ........................................................   2004        1.000          1.261                  --

   Templeton Foreign Securities Fund -- Class 2 Shares (6/03) ...........   2004        1.000          1.155                  --

   Templeton Growth Securities Fund -- Class 2 Shares (6/03) ............   2004        1.000          1.119                  --

                                       ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                   UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                              YEAR       YEAR         END OF YEAR      END OF YEAR
----------------                                                           ------ --------------- --------------- ------------------
Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (5/03) .....................   2004        1.000          1.069                  --

   Salomon Brothers Variable Aggressive Growth Fund --
   Class I Shares (5/03) ................................................   2004        1.000          1.054                  --

   Salomon Brothers Variable Growth & Income Fund -- Class I
   Shares (7/03) ........................................................   2004        1.000          1.065                  --

Janus Aspen Series
   Balanced Portfolio -- Service Shares (5/03) ..........................   2004        1.000          1.068                  --

   Global Life Sciences Portfolio -- Service Shares (6/03) ..............   2004        1.000          1.038                  --

   Global Technology Portfolio -- Service Shares (8/03) .................   2004        1.000          1.052                  --

   Worldwide Growth Portfolio -- Service Shares (6/03) ..................   2004        1.000          1.086                  --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (6/03) .........................   2004        1.000          1.125                  --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (6/03) ...................................   2004        1.000          1.099                  --

   Mid-Cap Value Portfolio (6/03) .......................................   2004        1.000          1.160                  --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund --
   Class III (12/03) ....................................................   2004        1.000          1.116                  --

   Merrill Lynch Value Opportunities V.I. Fund --
   Class III (12/03) ....................................................   2004        1.000          1.119                  --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA -- Service Shares (6/04) . ...........   2004        1.007          1.062                  --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (6/03) .................   2004        1.000          1.067                  --

                                       ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                   UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                              YEAR       YEAR         END OF YEAR      END OF YEAR
----------------                                                           ------ --------------- --------------- ------------------
   Total Return Portfolio -- Administrative Class (5/03) ................   2004        1.000          1.044                  --

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB
   Shares (5/03) ........................................................   2004        1.000          1.158                  --

   Putnam VT Small Cap Value Fund -- Class IB Shares (6/03) . ...........   2004        1.000          1.192                  --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/03) .......................................   2004        1.000          1.057                  --

   Investors Fund -- Class I (6/03) .....................................   2004        1.000          1.079                  --

   Large Cap Growth Fund -- Class I (6/03) ..............................   2004        1.000          0.990                  --

   Small Cap Growth Fund -- Class I (5/03) ..............................   2004        1.000          1.165                  --

The Travelers Series Trust
   Convertible Securities Portfolio (6/03) ..............................   2004        1.000          1.042                  --

   Disciplined Mid Cap Stock Portfolio (6/03) ...........................   2004        1.000          1.118                  --

   Equity Income Portfolio (6/03) .......................................   2004        1.000          1.101                  --

   Federated High Yield Portfolio (6/03) ................................   2004        1.000          1.078                  --

   Federated Stock Portfolio (6/03) .....................................   2004        1.000          1.079                  --

   Large Cap Portfolio (6/03) ...........................................   2004        1.000          1.048                  --

   Lazard International Stock Portfolio (6/03) ..........................   2004        1.000          1.144                  --

   Merrill Lynch Large Cap Core Portfolio (6/03) ........................   2004        1.000          1.123                  --

   MFS Emerging Growth Portfolio (6/03) .................................   2004        1.000          1.081                  --

   MFS Mid Cap Growth Portfolio (6/03) ..................................   2004        1.000          1.073                  --

   MFS Value Portfolio (6/04) ...........................................   2004        1.012          1.126                  --

                                       ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                   UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                              YEAR       YEAR         END OF YEAR      END OF YEAR
----------------                                                           ------ --------------- --------------- ------------------
   Pioneer Fund Portfolio (4/03) ........................................   2004        1.000          1.093                  --

   Social Awareness Stock Portfolio (8/04) ..............................   2004        0.948          1.075                  --

   Travelers Quality Bond Portfolio (6/03) ..............................   2004        1.000          1.031                  --

   U.S. Government Securities Portfolio (7/04) ..........................   2004        1.034          1.072                  --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (6/03) ............................   2004        1.000          1.054                  --

   MFS Total Return Portfolio (6/03) ....................................   2004        1.000          1.095                  --

   Pioneer Strategic Income Portfolio (7/04) ............................   2004        1.024          1.103                  --

   SB Adjustable Rate Income Portfolio -- Class I
   Shares (1/04) ........................................................   2004        1.000          0.997                  --

   Strategic Equity Portfolio (6/03) ....................................   2004        1.000          1.097                  --

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (6/03) .........................   2004        1.000          1.130                  --

   Enterprise Portfolio -- Class II Shares (6/03) .......................   2004        1.000          1.037                  --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio -- Service Class 2 (6/03) ....................   2004        1.000          1.106                  --

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio -- Service
   Class 2 (8/03) .......................................................   2004        1.000          1.039                  --

   Mid Cap Portfolio -- Service Class 2 (5/03) ..........................   2004        1.000          1.226                  --

                                      NOTES

Effective "07/26/2004" Merrill Lynch Variable Series Funds, Inc.: Merrill Lynch Small Cap Value V.I. Fund -- Class III changed its name to Merrill Lynch Series Fund, Inc.: Merrill Lynch Value Opportunities V.I. Fund -- Class III

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2004.

"Number of Units outstanding at the end of the year" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Janus Aspen Series: Balanced Portfolio -- Service Shares is no available to new Contract Owners

Janus Aspen Series: Global Life Science Portfolio -- Service Shares is no available to new Contract Owners

Janus Aspen Series: Worldwide Growth Portfolio -- Service Shares is no available to new Contract Owners

Putnam Variable Trust: Putnam VT International Equity Fund -- Class IB Shares is no available to new Contract Owners

Van Kampen Life Investment Trust- Enterprise Portfolio Class II Shares is no available to new Contract Owners

                                   APPENDIX C
--------------------------------------------------------------------------------

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors.

TRANSFERS

You may make transfers from the Fixed Account to any available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.

                                   APPENDIX D
--------------------------------------------------------------------------------

            WAIVER OF WITHDRAWAL CHARGE FOR NURSING HOME CONFINEMENT
                (AVAILABLE ONLY IF THE OWNER IS AGE 70 OR YOUNGER
                      ON THE DATE THE CONTRACT IS ISSUED.)

If, after the first Contract Year and before the Maturity Date, and you begin confinement in an eligible nursing home, you may surrender or make withdrawal, subject to the maximum withdrawal amount described below, without incurring a withdrawal charge. In order for the Company to waive the withdrawal charge, the withdrawal must be made during continued confinement in an eligible nursing home after the qualifying period has been satisfied, or within sixty (60) days after such confinement ends. The qualifying period is confinement in an eligible nursing home for ninety (90) consecutive days. We will require proof of confinement in a form satisfactory to us, which may include certification by a licensed physician that such confinement is medically necessary.

An eligible nursing home is defined as an institution or special nursing unit of a hospital which:

      (a)   is Medicare approved as a provider of skilled nursing care services;
and

      (b) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.


                                       OR

Meets all of the following standards:

      (a) is licensed as a nursing care facility by the state in which it is licensed;

      (b) is either a freestanding facility or a distinct part of another facility such as a ward, wing, unit or swing-bed of a hospital or other facility;

      (c) provides nursing care to individuals who are not able to care for themselves and who require nursing care;

      (d) provides, as a primary function, nursing care and room and board; and charges for these services;

      (e) provides care under the supervision of a licensed physician, registered nurse (RN) or licensed practical nurse (LPN);

      (f) may provide care by a licensed physical, respiratory, occupational or speech therapist; and

      (g) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.

We will not waive withdrawal charges if confinement is due to one or more of the following causes:

      (a) mental, nervous, emotional or personality disorder without demonstrable organic disease, including, but not limited to, neurosis, psychoneurosis, psychopathy or psychosis

      (b) the voluntary taking or injection of drugs, unless prescribed or administered by a licensed physician

      (c) the voluntary taking of any drugs prescribed by a licensed physician and intentionally not taken as prescribed

      (d) sensitivity to drugs voluntarily taken, unless prescribed by a physician

      (e) drug addiction, unless addiction results from the voluntary taking of drugs prescribed by a licensed physician, or the involuntary taking of drugs.

FILING A CLAIM: You must provide the Company with written notice of a claim during continued confinement after the 90-day qualifying period, or within sixty days after such confinement ends.

The maximum withdrawal amount for which we will waive the withdrawal charge is the Contract Value on the next Valuation Date following written proof of claim, less any Purchase Payments made within a one-year period before confinement in an eligible nursing home begins, less any Purchase Payments made on or after the Annuitant's 71st birthday.

We will pay any withdrawal requested under the scope of this waiver as soon as we receive proper written proof of your claim, and we will pay the withdrawal in a lump sum. You should consult with your personal tax adviser regarding the tax impact of any withdrawals taken from your Contract.

                                   APPENDIX E
--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

                The Insurance Company
                Principal Underwriter
                Distribution and Principal Underwriting Agreement
                Valuation of Assets
                Federal Tax Considerations
                Independent Accountants
                Condensed Financial Information
                Financial Statements

Copies of the Statement of Additional Information dated May 2, 2005 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to:
Travelers Life & Annuity at One Cityplace, 3CP, Hartford, Connecticut 06103-3415. The Travelers Insurance Company Statement of Additional Information is printed on Form L-19933S-TIC, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-19933S-TLAC.

Name:
        ------------------------------------------------------------------------
Address:
        ------------------------------------------------------------------------

        ------------------------------------------------------------------------

                       THIS PAGE INTENTIONALLY LEFT BLANK.

L-19951                                                              May 2, 2005

                 PIONEER ANNUISTAR(SM) VALUE ANNUITY PROSPECTUS:

              TIC SEPARATE ACCOUNT THIRTEEN FOR VARIABLE ANNUITIES TLAC SEPARATE ACCOUNT FOURTEEN FOR VARIABLE ANNUITIES

This prospectus describes PIONEER ANNUISTAR(SM) VALUE ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by The Travelers Insurance Company or The Travelers Life and Annuity Company. The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts."

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one of our funding options. If you select Variable Funding Options, your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:

Money Market Portfolio
AIM VARIABLE INSURANCE FUNDS
   AIM V.I. Capital Appreciation Fund -- Series II Shares(1)
   AIM V.I. Mid Cap Core Equity Fund -- Series II Shares(2)
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
   Franklin Rising Dividends Securities Fund -- Class 2 Shares
   Franklin Small-Mid Cap Growth Securities Fund -- Class 2 Shares(3) Templeton Foreign Securities Fund -- Class 2 Shares
GREENWICH STREET SERIES FUND
   Salomon Brothers Variable Aggressive Growth Fund -- Class II Shares OPPENHEIMER VARIABLE ACCOUNT FUNDS
   Oppenheimer Capital Appreciation Fund/VA -- Service Shares
   Oppenheimer Global Securities Fund/VA -- Service Shares
PIONEER VARIABLE CONTRACTS TRUST
   Pioneer America Income VCT Portfolio -- Class II Shares
   Pioneer Balanced VCT Portfolio -- Class II Shares
   Pioneer Cullen Value VCT Portfolio -- Class II Shares
   Pioneer Emerging Markets VCT Portfolio -- Class II Shares
   Pioneer Equity Income VCT Portfolio -- Class II Shares
   Pioneer Equity Opportunities VCT Portfolio -- Class II Shares
   Pioneer Europe VCT Portfolio -- Class II Shares
   Pioneer Fund VCT Portfolio -- Class II Shares
   Pioneer Global High Yield VCT Portfolio -- Class II Shares
   Pioneer Growth Shares VCT Portfolio -- Class II Shares
   Pioneer High Yield VCT Portfolio -- Class II Shares
   Pioneer Ibbotson Aggressive Allocation VCT Portfolio -- Class II Shares Pioneer Ibbotson Growth Allocation VCT Portfolio -- Class II Shares Pioneer Ibbotson Moderate Allocation VCT Portfolio -- Class II Shares Pioneer International Value VCT Portfolio -- Class II Shares
   Pioneer Mid Cap Value VCT Portfolio -- Class II Shares
   Pioneer Oak Ridge Large Cap Growth VCT Portfolio -- Class II Shares Pioneer Papp America-Pacific Rim VCT Portfolio
   Pioneer Papp Small and Mid Cap Growth Portfolio VCT -- Class II Shares Pioneer Real Estate Shares VCT Portfolio -- Class II Shares
   Pioneer Small Cap Value VCT Portfolio -- Class II Shares
   Pioneer Small Company VCT Portfolio -- Class II Shares
   Pioneer Strategic Income VCT Portfolio -- Class II Shares
   Pioneer Value VCT Portfolio -- Class II Shares
SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
   All Cap Fund -- Class II
   Total Return Fund -- Class II

----------
(1)   Formerly AIM V.I. Capital Appreciation Fund -- Series II
(2)   Formerly AIM V.I. Mid Cap Core Equity -- Series II
(3)   Formerly Franklin Small Cap Fund -- Class 2 Shares

The Contract, certain contract features and/or some of the funding options may not be available in all states. This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 2, 2005. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to Travelers Life & Annuity at One Cityplace, 3CP, Hartford, Connecticut 06103-3415, call 1-866-291-2474 or access the SEC's website (http://www.sec.gov). See Appendix B for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                          PROSPECTUS DATED MAY 2, 2005

                                TABLE OF CONTENTS

Glossary.................................................................      3

Summary..................................................................      4

Fee Table................................................................      8
Condensed Financial Information..........................................     15
The Annuity Contract.....................................................     15
   Contract Owner Inquiries..............................................     16
   Purchase Payments.....................................................     16
   Accumulation Units....................................................     17
   The Variable Funding Options..........................................     17
   Fixed Account.........................................................     20
Charges and Deductions...................................................     20
   General...............................................................     20
   Withdrawal Charge.....................................................     21
   Free Withdrawal Allowance.............................................     21
   Administrative Charges................................................     22
   Mortality and Expense Risk Charge.....................................     22
   Enhanced Stepped-Up Provision Charge..................................     22
   Guaranteed Minimum Withdrawal Benefit Charge..........................     22
   Guaranteed Minimum Accumulation Benefit Charge........................     22
   Variable Liquidity Benefit Charge.....................................     22
   Transfer Charge.......................................................     23
   Variable Funding Option Expenses......................................     23
   Premium Tax...........................................................     23
   Changes in Taxes Based upon Premium or Value..........................     23
Transfers................................................................     23
   Market Timing/Excessive Trading.......................................     23
   Dollar Cost Averaging.................................................     25
Access to Your Money.....................................................     26
   Systematic Withdrawals................................................     26
   Managed Distribution Program..........................................     26
   Loans.................................................................     26
Ownership Provisions.....................................................     27
   Types of Ownership....................................................     27
     Contract Owner......................................................     27
     Beneficiary.........................................................     27
     Annuitant...........................................................     27
Death Benefit............................................................     28
   Death Proceeds before the Maturity Date...............................     28
   Enhanced Stepped-Up Provision.........................................     29
   Payment of Proceeds...................................................     30
   Spousal Contract Continuance..........................................     32
   Beneficiary Contract Continuance......................................     32
   Planned Death Benefit.................................................     32
   Death Proceeds after the Maturity Date................................     33
 Living Benefits.........................................................     33
   Guaranteed Minimum Withdrawal Benefit.................................     33
   Guaranteed Minimum Accumulation Benefit...............................     38
The Annuity Period.......................................................     45
   Maturity Date.........................................................     45
   Allocation of Annuity.................................................     45
   Variable Annuity......................................................     45
   Fixed Annuity.........................................................     46
Payment Options..........................................................     46
   Election of Options...................................................     46
   Annuity Options.......................................................     46
   Variable Liquidity Benefit ...........................................     47
Miscellaneous Contract Provisions........................................     47
   Right to Return.......................................................     47
   Termination...........................................................     48
   Required Reports......................................................     48
   Suspension of Payments................................................     48
The Separate Accounts....................................................     48
   Performance Information...............................................     49
Federal Tax Considerations...............................................     49
   General Taxation of Annuities.........................................     49
   Types of Contracts: Qualified and Non-qualified.......................     50
   Qualified Annuity Contracts...........................................     50
     Taxation of Qualified Annuity Contracts.............................     50
     Mandatory Distributions for Qualified Plans.........................     50
   Non-qualified Annuity Contracts.......................................     50
     Diversification Requirements for Variable Annuities.................     51
     Ownership of the Investments........................................     51
     Taxation of Death Benefit Proceeds..................................     52
   Other Tax Considerations..............................................     52
     Treatment of Charges for Optional Benefits..........................     52
     Penalty Tax for Premature Distribution..............................     52
     Puerto Rico Tax Considerations......................................     52
     Non-Resident Aliens.................................................     52
Other Information........................................................     53
   The Insurance Companies...............................................     53
   Financial Statements..................................................     53
   Distribution of Variable Annuity Contracts............................     53
   Conformity with State and Federal Laws................................     55
   Voting Rights.........................................................     55
   Restrictions on Financial Transactions................................     56
   Legal Proceedings and Opinions........................................     56
Appendix A: Condensed Financial Information: TIC Separate Account
     Thirteen for Variable Annuities.....................................    A-1
Appendix B: Condensed Financial Information: TLAC Separate Account
     Fourteen for Variable Annuities.....................................    B-1
Appendix C: The Fixed Account............................................    C-1
Appendix D: Waiver of Withdrawal Charge for Nursing Home Confinement.....    D-1
Appendix E: Contents of the Statement of Additional Information..........    E-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted. CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.

HOME OFFICE -- the Home Office of The Travelers Insurance Company or The Travelers Life and Annuity Company or any other office that we may designate for the purpose of administering this Contract.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403 or 408 of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- The Travelers Insurance Company or The Travelers Life and Annuity Company.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:
                       PIONEER ANNUISTAR(SM) VALUE ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company, ("the Company," "We" or "Us"). The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). The Travelers Insurance Company sponsors the Travelers Separate Account Thirteen for Variable Annuities ("Separate Account Thirteen"); The Travelers Life and Annuity Company sponsors the Travelers Separate Account Fourteen for Variable Annuities ("Separate Account Fourteen"). When we refer to the Separate Account, we are referring to either Separate Account Thirteen or Separate Account Fourteen, depending upon your issuing Company.

You may only purchase a contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the Variable Funding Options and/or the Fixed Account. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5,000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

As of May 2, 2005, the contract is not available for purchase if the owner or Annuitant is age 81 or older. Before May 2, 2005, the Contract was available for purchase by owners and Annuitants age 85 or under as of the Contract Date.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you. See The Annuity Contract section for more information.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of The Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no limit to the number of transfers allowed. We may, in the future, limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. We also reserve the right to restrict transfers into the Fixed Account if the credited interest rate is equal to the minimum guaranteed interest rate specified in your Contract. Amounts previously transferred from the Fixed Account to the Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of the transfer.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E at an annual rate of 1.35% for the Standard Death Benefit and 1.60% for the Enhanced Death Benefit. For Contracts with a value of less than $40,000, we also deduct an annual contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments withdrawn. The maximum percentage is 6%, decreasing to 0% in years eight and later.

If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. Please refer to Payment Options for a description of this benefit.

If you select the Guaranteed Minimum Withdrawal Benefit ("GMWB"), a charge will be deducted daily from amounts in the Variable Funding Options. There are three GMWB rider options, and the current charge for each rider, on an annual basis, is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

If you select the Guaranteed Minimum Accumulation Benefit ("GMAB"), a charge equal to 0.50% annually will be deducted from amounts in the Variable Funding Options.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? You may choose to purchase the Standard or Enhanced Death Benefit. The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. You may also choose to purchase the Enhanced Stepped-Up Provision, which, for a fee, may increase the amount of the death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or the election of spousal contract continuance or beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

      o DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

      o SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

      o AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

      o ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract

      o SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

      o BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(ies) may elect to continue his/her portion of the Contract rather than have the death benefit paid to the beneficiary.

      o GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your investment. Under this benefit, we will pay you a percentage of your investment every year until your investment has been returned in full, regardless of market performance. Depending on when you elect to begin receiving payments and which GMWB rider you select, the maximum amount of your investment that you receive each year is 5% or 10%. When you add Purchase Payments to your Contract, we include them as part of the guarantee. In the future, however, we may discontinue including additional Purchase Payments as part of the guarantee. The guarantee is subject to restrictions on withdrawals and other restrictions.

      o GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB"). For an additional charge, we will guarantee that your Contract Value will not be less than a minimum amount at the end of a specified number of years. The guaranteed amount is based on your Purchase Payments, including additional Purchase Payments you make within 12 months of electing the rider. Additional Purchase Payments made more than 12 months after you elect the rider will not increase the guaranteed amount. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount.

                                    FEE TABLE
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

      WITHDRAWAL CHARGE........................................6%(1)
      (AS A PERCENTAGE OF THE PURCHASE PAYMENTS WITHDRAWN)

      TRANSFER CHARGE..........................................$10(2)
      (ASSESSED ON TRANSFERS THAT EXCEED 12 PER YEAR)

      VARIABLE LIQUIDITY BENEFIT CHARGE........................6%(3)

      (AS A PERCENTAGE OF THE PRESENT VALUE OF THE REMAINING ANNUITY PAYMENTS THAT ARE SURRENDERED. THE INTEREST RATE USED TO CALCULATE THIS PRESENT VALUE IS 1% HIGHER THAN THE ASSUMED (DAILY) NET INVESTMENT FACTOR USED TO CALCULATE THE ANNUITY PAYMENTS.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

      ANNUAL CONTRACT ADMINISTRATIVE CHARGE....................$30(4)

----------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for seven years. The charge is as follows:

           YEARS SINCE PURCHASE PAYMENT MADE         WITHDRAWAL CHARGE
           ---------------------------------         -----------------
       GREATER THAN OR EQUAL TO   BUT LESS THAN
               0 years               2 years                6%
               2 years               4 years                5%
               4 years               5 years                4%
               5 years               6 years                3%
               6 years               7 years                2%
              7 + years                                     0%

(2)   We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after seven years. The charge is as follows:

          YEARS SINCE INITIAL PURCHASE PAYMENT        WITHDRAWAL CHARGE
          ------------------------------------        -----------------
       GREATER THAN OR EQUAL TO    BUT LESS THAN
                0 years               2 years                 6%
                2 years               4 years                 5%
                4 years               5 years                 4%
                5 years               6 years                 3%
                6 years               7 years                 2%
                7+years                                       0%

(4) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES
(AS A PERCENTAGE OF THE AVERAGE DAILY NET ASSETS OF THE SEPARATE ACCOUNT)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.35% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% charge for GMWB I, a 0.50% charge for GMWB II, and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:

                                                                 STANDARD DEATH BENEFIT       ENHANCED DEATH BENEFIT
                                                                 ----------------------       ----------------------
Mortality and Expense Risk Charge                                        1.35%                         1.60%
Administrative Expense Charge                                            0.15%                         0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL
FEATURES SELECTED                                                        1.50%                         1.75%
Optional E.S.P. Charge                                                   0.20%                         0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY
SELECTED                                                                 1.70%                         1.95%
Optional GMAB Charge                                                     0.50%                         0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY SELECTED            2.00%                         2.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMAB
SELECTED(5)                                                              2.20%                         2.45%
Optional GMWB I Charge                                                   0.40%(6)                      0.40%(6)
Optional GMWB II Charge                                                  0.50%(6)                      0.50%(6)
Optional GMWB III Charge                                                 0.25%                         0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY
SELECTED                                                                 1.90%                         2.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY
SELECTED                                                                 2.00%                         2.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY
SELECTED                                                                 1.75%                         2.00%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I
SELECTED                                                                 2.10%                         2.35%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB
II SELECTED                                                              2.20%                         2.45%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB
III SELECTED                                                             1.95%                         2.20%

----------
(5)   GMAB and GMWB cannot both be elected.
(6)   The maximum charge for GMWB I and GMWB II is 1.00%.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2004 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-866-291-2474.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                         MINIMUM         MAXIMUM
                                                         -------         -------

TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses.     0.42%           15.01%

UNDERLYING FUND FEES AND EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                               DISTRIBUTION
                                                  AND/OR                                CONTRACTUAL FEE       NET TOTAL
                                                 SERVICE                  TOTAL ANNUAL      WAIVER             ANNUAL
                                MANAGEMENT       (12B-1)        OTHER      OPERATING     AND/OR EXPENSE       OPERATING
UNDERLYING FUND:                   FEE            FEES         EXPENSES     EXPENSES     REIMBURSEMENT        EXPENSES
----------------                ----------     ------------    --------   ------------  ---------------       ---------
Money Market Portfolio.......      0.32%            --          0.10%        0.42%            --                 --(1)(17)
AIM VARIABLE INSURANCE FUNDS
   AIM V.I. Capital
     Appreciation Fund --
     Series II Shares*........     0.61%          0.25%         0.30%        1.16%            --                 1.16%(2)
   AIM V.I. Mid Cap Core
     Equity Fund -- Series II
     Shares*..................     0.73%          0.25%         0.31%        1.29%            --                 1.29%(3)
FRANKLIN TEMPLETON VARIABLE
   INSURANCE PRODUCTS TRUST
   Franklin Rising Dividends
     Securities Fund -- Class
     2 Shares*................     0.68%          0.25%         0.03%        0.96%          0.02%                0.94%(4)
   Franklin Small-Mid Cap
     Growth Securities Fund
     -- Class 2 Shares*.......     0.48%          0.25%         0.29%        1.02%          0.03%                0.99%(5)
   Templeton Foreign
     Securities Fund -- Class
     2 Shares*................     0.68%          0.25%         0.19%        1.12%          0.05%                1.07%(6)
GREENWICH STREET SERIES FUND
   Salomon Brothers Variable
     Aggressive Growth Fund
     -- Class II Shares*......     0.87%          0.25%         0.16%        1.28%            --                 1.28%(7)
OPPENHEIMER VARIABLE ACCOUNT
   FUNDS
   Oppenheimer Capital
     Appreciation Fund/VA --
     Service Shares*..........     0.64%          0.25%         0.02%        0.91%            --                 0.91%
   Oppenheimer Global
     Securities Fund/VA --
     Service Shares*..........     0.63%          0.25%         0.03%        0.91%            --                 0.91%
PIONEER VARIABLE CONTRACTS
   TRUST
   Pioneer America Income
     VCT Portfolio -- Class
     II Shares*...............     0.55%          0.25%         0.26%        1.06%            --                 1.06%
   Pioneer Balanced VCT
     Portfolio -- Class II
     Shares*..................     0.65%          0.25%         0.29%        1.19%            --                 1.19%
   Pioneer Cullen Value VCT
     Portfolio -- Class II
     Shares*..................     0.70%          0.25%         0.41%        1.36%          0.36%                1.00%(8)
   Pioneer Emerging Markets
     VCT Portfolio -- Class
     II Shares*...............     1.15%          0.25%         0.71%        2.11%          0.12%                1.99%(14)
   Pioneer Equity Income VCT
     Portfolio -- Class II
     Shares*..................     0.65%          0.25%         0.08%        0.98%            --                 0.98%

                                               DISTRIBUTION
                                                  AND/OR                                CONTRACTUAL FEE       NET TOTAL
                                                 SERVICE                  TOTAL ANNUAL     WAIVER              ANNUAL
                                MANAGEMENT       (12B-1)        OTHER      OPERATING    AND/OR EXPENSE        OPERATING
UNDERLYING FUND:                   FEE            FEES         EXPENSES     EXPENSES     REIMBURSEMENT        EXPENSES
----------------                ----------     ------------    --------   ------------  ---------------       ---------
   Pioneer Equity
     Opportunities VCT
     Portfolio -- Class II
     Shares*..................     0.75%          0.25%         0.38%        1.38%          0.13%                1.25%(9)
   Pioneer Europe VCT
     Portfolio -- Class II
     Shares*..................     1.00%          0.25%         0.95%        2.20%          0.45%                1.75%(14)
   Pioneer Fund VCT
     Portfolio -- Class II
     Shares*..................     0.65%          0.25%         0.06%        0.96%            --                 0.96%
   Pioneer Global High Yield
     VCT Portfolio -- Class
     II Shares*...............     0.65%          0.25%         0.39%        1.29%          0.29%                1.00%(8)
   Pioneer Growth Shares VCT
     Portfolio -- Class II
     Shares*..................     0.70%          0.25%         0.30%        1.25%            --                 1.25%
   Pioneer High Yield VCT
     Portfolio -- Class II
     Shares*..................     0.65%          0.25%         0.14%        1.04%            --                 1.04%
   Pioneer Ibbotson
     Aggressive Allocation
     VCT Portfolio -- Class
     II Shares*...............     0.17%          0.25%         1.15%        1.57%          0.08%                1.49%(10)
   Pioneer Ibbotson Growth
     Allocation VCT
     Portfolio -- Class II
     Shares*..................     0.17%          0.25%         1.12%        1.54%          0.09%                1.45%(11)
   Pioneer Ibbotson Moderate
     Allocation VCT
     Portfolio -- Class II
     Shares*..................     0.17%          0.25%         1.04%        1.46%          0.06%                1.40%(12)
   Pioneer International
     Value VCT Portfolio --
     Class II Shares*.........     1.00%          0.25%         0.88%        2.13%            --                 2.13%
   Pioneer Mid Cap Value VCT
     Portfolio -- Class II
     Shares*..................     0.65%          0.25%         0.07%        0.97%            --                 0.97%
   Pioneer Oak Ridge Large
     Cap Growth VCT
     Portfolio -- Class II
     Shares*..................     0.75%          0.25%           --         6.22%            --                 6.22%(13)
   Pioneer Papp
     America-Pacific Rim VCT
     Portfolio*...............     0.75%          0.25%           --        15.01%            --                 15.01%(13)
   Pioneer Papp Small and
     Mid Cap Growth
     Portfolio VCT -- Class
     II Shares*...............     0.75%          0.25%           --         7.50%            --                 7.50%(13)
   Pioneer Real Estate
     Shares VCT Portfolio --
     Class II Shares*.........     0.80%          0.25%         0.18%        1.23%            --                 1.23%
   Pioneer Small Cap Value
     VCT Portfolio -- Class
     II Shares*                    0.75%          0.25%         0.59%        1.59%          0.05%                1.54%(14)
   Pioneer Small Company VCT
     Portfolio -- Class II
     Shares*..................     0.75%          0.25%         0.76%        1.76%          0.28%                1.48%(14)
   Pioneer Strategic Income
     VCT Portfolio -- Class
     II Shares*...............     0.65%          0.25%         0.39%        1.29%            --                 1.29%(14)
   Pioneer Value VCT
     Portfolio -- Class II
     Shares*..................     0.75%          0.25%         2.61%        3.61%          2.11%                1.50%(15)
SALOMON BROTHERS VARIABLE
   SERIES FUNDS INC.
   All Cap Fund -- Class II*..     0.81%          0.25%         0.13%        1.19%            --                 1.19%(16)
   Total Return Fund --
     Class II*................     0.78%          0.25%         0.33%        1.36%            --                 --(17)

----------
* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

NOTES

(1) Other expenses include 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.
(2) The Fund's advisor and/or distributor has contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series II shares to 1.45% of average daily net assets for each series portfolio of AIM Variable Insurance Funds. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) dividend expense on short sales; (v) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to day operations), or items designated as such by the Fund's Board of Trustees; (vi) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation agreement is in effect through April 30, 2006.
(3) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2004 and are expressed as a percentage of the Fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table. The Fund's advisor and/or distributor has contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series II shares to 1.45% of average daily net assets for each series portfolio of AIM Variable Insurance Funds. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) dividend expense on short sales; (v) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to day operations), or items designated as such by the Fund's Board of Trustees; (vi) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation agreement is in effect through April 30, 2006.
(4) The Fund administration fee is paid indirectly through the management fee. While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% through May 1, 2006 of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees (Board) has set the current rate at 0.25% through May 1, 2006. The Fund's manager has agreed in advance to reduce its fees from assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Board and an order of the Securities and Exchange Commission.
(5) While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% through May 1, 2006 of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees (Board) has set the current rate at 0.25% through May 1, 2006. The Fund's manager has agreed in advance to reduce its fees from assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Board and an order of the Securities and Exchange Commission.
(6) The Fund's manager has agreed in advance to reduce its fees from assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Board and an order of the Securities and Exchange Commission.
(7) Effective August 1, 2004, the management fee (including the administration fee), was reduced from 0.95% to the following breakpoints: 0.80% on first $5 billion of net assets; 0.775% on next $2.5 billion; 0.75% on next $2.5 billion; and 0.70% on net assets in excess of $10 billion.
(8) The expenses in the table above reflect the contractual expense limitation in effect through May 1, 2006 under which Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class II expenses to 1.00% of the average daily net assets. There can be no assurance that Pioneer will extend the expense limitation beyond such date.
(9) The expenses in the table above reflect the contractual expense limitation in effect through May 1, 2006 under which Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class II expenses to 1.25% of the average daily net assets. There can be no assurance that Pioneer will extend the expense limitation beyond such date.
(10) The management fee payable by the portfolio is equal to 0.13% of average daily net assets attributable to the portfolio's investments in underlying funds managed by Pioneer and cash and 0.17% of average daily net assets attributable to other investments, including underlying funds that are not managed by Pioneer, with breakpoints at incremental asset levels. Since initially all of the underlying funds are managed by Pioneer, the management fee will initially be 0.13% of average daily net assets. The expenses in the table, other than "Estimated average expense ratio of underlying funds", reflect the expense limitation in effect through May 1, 2006 under which Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other direct ordinary operating expenses to the extent required to reduce Class II expenses, other than "Estimated average expense ratio of underlying funds", to 0.74% of the average daily net assets. The expense limitation does not limit the expenses of the underlying funds indirectly incurred by a shareholder. In addition to the operating expenses, the portfolio indirectly pays a portion of the expenses incurred by the underlying funds. The average expense ratio of underlying funds in the table is an estimate based upon (i) Ibbotson's initial target allocation of the portfolio's assets among underlying funds and (ii) the historical expense ratio of the underlying funds based upon their most recent fiscal year, which are stated either on a gross basis or net of any contractual expense limitation in effect for at least one year from the date of the prospectus for the Portfolio. The actual indirect expenses incurred by a shareholder will vary based upon the portfolio's actual allocation of its assets and the actual expenses of the underlying funds. Certain of the underlying funds have agreed to expense limitations that may be in effect for varying periods or that may be terminated at any time by the investment adviser to the underlying fund. The average expense ratio of underlying funds is estimated to be 0.75%, based upon (i) Ibbotson's initial target allocation of the portfolio's assets among underlying funds and (ii) the historical gross expense ratio of the underlying funds for their most recent fiscal year. The portfolio only invests in class shares of the underlying funds that do not incur sales loads or Rule 12b-1 fees. Based on the initial target allocations and the most recent shareholder report or prospectus of each underlying fund, the total annual fund operating expenses (before expense limitations) for Class Y shares for the underlying funds ranges from 0.57% -- 1.31% of average daily net assets. Based on the initial target allocations and the most recent shareholder report or prospectus of each underlying fund, the total annual fund operating expenses (after expense limitations) for Class Y shares for the underlying funds ranges from 0.57% -- 1.21% of average daily net assets.

(11) The management fee payable by the portfolio is equal to 0.13% of average daily net assets attributable to the portfolio's investments in underlying funds managed by Pioneer and cash and 0.17% of average daily net assets attributable to other investments, including underlying funds that are not managed by Pioneer, with breakpoints at incremental asset levels. Since initially all of the underlying funds are managed by Pioneer, the management fee will initially be 0.13% of average daily net assets. The expenses in the table, other than "Estimated average expense ratio of underlying funds", reflect the expense limitation in effect through May 1, 2006 under which Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other direct ordinary operating expenses to the extent required to reduce Class II expenses, other than "Estimated average expense ratio of underlying funds", to 0.74% of the average daily net assets. The expense limitation does not limit the expenses of the underlying funds indirectly incurred by a shareholder. In addition to the operating expenses, the portfolio indirectly pays a portion of the expenses incurred by the underlying funds. The average expense ratio of underlying funds in the table is an estimate based upon (i) Ibbotson's initial target allocation of the portfolio's assets among underlying funds and (ii) the historical expense ratio of the underlying funds based upon their most recent fiscal year, which are stated either on a gross basis or net of any contractual expense limitation in effect for at least one year from the date of the prospectus for the Portfolio. The actual indirect expenses incurred by a shareholder will vary based upon the portfolio's actual allocation of its assets and the actual expenses of the underlying funds. Certain of the underlying funds have agreed to expense limitations that may be in effect for varying periods or that may be terminated at any time by the investment adviser to the underlying fund. The average expense ratio of underlying funds is estimated to be 0.71%, based upon (i) Ibbotson's initial target allocation of the portfolio's assets among underlying funds and (ii) the historical gross expense ratio of the underlying funds for their most recent fiscal year. The portfolio only invests in class shares of the underlying funds that do not incur sales loads or Rule 12b-1 fees. Based on the initial target allocations and the most recent shareholder report or prospectus of each underlying fund, the total annual fund operating expenses (before expense limitations) for Class Y shares for the underlying funds ranges from 0.57% -- 1.31% of average daily net assets. Based on the initial target allocations and the most recent shareholder report or prospectus of each underlying fund, the total annual fund operating expenses (after expense limitations) for Class Y shares for the underlying funds ranges from 0.57% -- 1.21% of average daily net assets.
(12) The management fee payable by the portfolio is equal to 0.13% of average daily net assets attributable to the portfolio's investments in underlying funds managed by Pioneer and cash and 0.17% of average daily net assets attributable to other investments, including underlying funds that are not managed by Pioneer, with breakpoints at incremental asset levels. Since initially all of the underlying funds are managed by Pioneer, the management fee will initially be 0.13% of average daily net assets. The expenses in the table, other than "Estimated average expense ratio of underlying funds", reflect the expense limitation in effect through May 1, 2006 under which Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other direct ordinary operating expenses to the extent required to reduce Class II expenses, other than "Estimated average expense ratio of underlying funds", to 0.74% of the average daily net assets. The expense limitation does not limit the expenses of the underlying funds indirectly incurred by a shareholder. In addition to the operating expenses, the portfolio indirectly pays a portion of the expenses incurred by the underlying funds. The average expense ratio of underlying funds in the table is an estimate based upon (i) Ibbotson's initial target allocation of the portfolio's assets among underlying funds and (ii) the historical expense ratio of the underlying funds based upon their most recent fiscal year, which are stated either on a gross basis or net of any contractual expense limitation in effect for at least one year from the date of the prospectus for the Portfolio. The actual indirect expenses incurred by a shareholder will vary based upon the portfolio's actual allocation of its assets and the actual expenses of the underlying funds. Certain of the underlying funds have agreed to expense limitations that may be in effect for varying periods or that may be terminated at any time by the investment adviser to the underlying fund. The average expense ratio of underlying funds is estimated to be 0.66%, based upon (i) Ibbotson's initial target allocation of the portfolio's assets among underlying funds and (ii) the historical gross expense ratio of the underlying funds for their most recent fiscal year. The portfolio only invests in class shares of the underlying funds that do not incur sales loads or Rule 12b-1 fees. Based on the initial target allocations and the most recent shareholder report or prospectus of each underlying fund, the total annual fund operating expenses (before expense limitations) for Class Y shares for the underlying funds ranges from 0.57% -- 1.31% of average daily net assets. Based on the initial target allocations and the most recent shareholder report or prospectus of each underlying fund, the total annual fund operating expenses (after expense limitations) for Class Y shares for the underlying funds ranges from 0.57% -- 1.21% of average daily net assets.
(13) There is a contractual expense limitation in effect through March 15, 2006 under which Pioneer has agreed to waive certain fees or reimburse expenses, if necessary, to limit other ordinary operating expenses attributable to Class II to 1.00% (Pioneer Papp Small & Mid Cap Value VCT Portfolio) and 0.95% (Pioneer Oak Ridge Large Cap Growth VCT Portfolio and Pioneer Papp America Pacific Rim VCT Portfolio) of the average daily net assets attributable to Class II shares.
(14) The expenses in the table above reflect the contractual expense limitation in effect through May 1, 2006 under which Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to 1.75% (Pioneer Emerging Markets VCT Portfolio), 1.50% (Pioneer Europe VCT Portfolio), and 1.25% (Pioneer Small Cap Value VCT Portfolio, Pioneer Small Company VCT Portfolio, and Pioneer Strategic Income VCT Portfolio) of the average daily net assets attributable to Class I shares; the portion of portfolio expenses attributable to Class II shares will be reduced only to the extent such expenses are reduced for Class I shares.
(15) The expenses in the table above reflect the contractual expense limitation in effect through May 1, 2006 under which Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class II expenses to 1.50% of the average daily net assets attributable to Class II shares.
(16) Effective August 1, 2004, the management fees were reduced from 0.85% to the following breakpoints: First $1.5 billion 0.75%; next $0.5 billion 0.70%; next $0.5 billion 0.65%; next $1 billion 0.60%; over $3.5 billion 0.50%.
(17) The table below shows the amount of the waiver or reimbursement and the net total annual operating expenses for underlying funds that have entered into a voluntary fee waiver and/or expense reimbursement arrangement. The net total annual operating expense figure reflects the fee waivers and/or expense reimbursements that were in effect as of the underlying fund's fiscal year end. However, as these arrangements are voluntary, they may be changed or terminated at any time, in which case the underlying fund would be subject to different net total annual operating expenses. Without such waivers performance would be lower.

                                             VOLUNTARY FEE
                                             WAIVER AND/OR
                                                EXPENSE        NET TOTAL ANNUAL
      FUNDING OPTION                         REIMBURSEMENT    OPERATING EXPENSES
      ----------------                       --------------   ------------------
      Money Market Portfolio.................    0.02%              0.40%
      Total Return Fund -- Class II..........    0.11%              1.25%

EXAMPLES

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. These examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.

These examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The examples reflect the annual contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the examples are based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The examples assume you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. In each example, your actual expenses will be less than those shown if you do not elect all of the optional benefits. The GMAB and a GMWB rider cannot both be elected.

EXAMPLE 1 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit (assuming the maximum 1.00% charge applies).

                                          IF CONTRACT IS SURRENDERED AT THE END      IF CONTRACT IS NOT SURRENDERED OR
                                                     OF PERIOD SHOWN:              ANNUITIZED AT THE END OF PERIOD SHOWN:
                                          -------------------------------------    ---------------------------------------
FUNDING OPTION                            1 YEAR    3 YEARS    5 YEARS  10 YEARS   1 YEAR    3 YEARS    5 YEARS   10 YEARS
--------------                            ------    -------    -------  --------   ------    -------    -------   --------
Underlying Fund with Minimum Total
Annual Operating Expenses.............      941       1540       2162     3671       341       1040       1762      3671
Underlying Fund with Maximum Total
Annual Operating Expenses.............     2281       4916       6888     9727      1681       4416       6488      9727

EXAMPLE 2 --This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit, and the Guaranteed Minimum Withdrawal Benefit ("GMWB I") (assuming the current 0.40% charge applies).

                                          IF CONTRACT IS SURRENDERED AT THE END      IF CONTRACT IS NOT SURRENDERED OR
                                                     OF PERIOD SHOWN:              ANNUITIZED AT THE END OF PERIOD SHOWN:
                                          -------------------------------------    ---------------------------------------
FUNDING OPTION                            1 YEAR    3 YEARS   5 YEARS   10 YEARS   1 YEAR    3 YEARS    5 YEARS   10 YEARS
--------------                            ------    -------    -------  --------   ------    -------    -------   --------
Underlying Fund with Minimum Total
Annual Operating Expenses.............      882       1364       1872     3114       282        864       1472      3114
Underlying Fund with Maximum Total
Annual Operating Expenses.............     2230       4810       6767     9656      1630       4310       6367      9656

EXAMPLE 3 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit II ("GMWB II") (assuming the current 0.50% charge applies).

                                          IF CONTRACT IS SURRENDERED AT THE END      IF CONTRACT IS NOT SURRENDERED OR
                                                     OF PERIOD SHOWN:              ANNUITIZED AT THE END OF PERIOD SHOWN:
                                          -------------------------------------    ---------------------------------------
FUNDING OPTION                            1 YEAR    3 YEARS   5 YEARS   10 YEARS   1 YEAR    3 YEARS    5 YEARS   10 YEARS
--------------                            ------    -------    -------  --------   ------    -------    -------   --------
Underlying Fund with Minimum Total
Annual Operating Expenses.............      892       1393       1921     3209       292        893       1521      3209
Underlying Fund with Maximum Total
Annual Operating Expenses.............     2238       4828       6788     9669      1638       4328       6388      9669

EXAMPLE 4 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit III ("GMWB III") (assuming the current 0.25% charge applies).

                                          IF CONTRACT IS SURRENDERED AT THE END      IF CONTRACT IS NOT SURRENDERED OR
                                                     OF PERIOD SHOWN:              ANNUITIZED AT THE END OF PERIOD SHOWN:
                                          -------------------------------------    ---------------------------------------
FUNDING OPTION                            1 YEAR    3 YEARS   5 YEARS   10 YEARS   1 YEAR    3 YEARS    5 YEARS   10 YEARS
--------------                            ------    -------    -------  --------   ------    -------    -------   --------
Underlying Fund with Minimum Total
Annual Operating Expenses.............      867       1319       1798     2969       267        819       1398      2969
Underlying Fund with Maximum Total
Annual Operating Expenses.............     2217       4783       6736     9637      1617       4283       6336      9637

EXAMPLE 5 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Accumulation Benefit.

                                          IF CONTRACT IS SURRENDERED AT THE END      IF CONTRACT IS NOT SURRENDERED OR
                                                     OF PERIOD SHOWN:              ANNUITIZED AT THE END OF PERIOD SHOWN:
                                          -------------------------------------    ---------------------------------------
FUNDING OPTION                            1 YEAR    3 YEARS   5 YEARS   10 YEARS   1 YEAR    3 YEARS    5 YEARS   10 YEARS
--------------                            ------    -------    -------  --------   ------    -------    -------   --------
Underlying Fund with Minimum Total
Annual Operating Expenses.............      892       1393       1921     3209       292        893       1521      3209
Underlying Fund with Maximum Total
Annual Operating Expenses.............     2238       4828       6788     9669      1638       4328       6388      9669

                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

See Appendices A and B.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

Pioneer Annuistar(SM) Value Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

On and after May 2, 2005, the Contract is not available for purchase if the proposed owner or Annuitant is age 81 or older.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you.

                                               MAXIMUM AGE BASED ON THE OLDER OF THE OWNER AND
      DEATH BENEFIT/OPTIONAL FEATURE           ANNUITANT ON THE CONTRACT DATE
      ------------------------------           -----------------------------------------------
      Standard Death Benefit                                           80
      Enhanced Death Benefit                                           75
      Enhanced Stepped-Up Provision (E.S.P)                            75

Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your financial adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-866-291-2474.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Initial Purchase Payments plus the total of all subsequent Purchase Payments may total over $1,000,000 only with our prior consent. We may restrict Purchase Payments into the Fixed Account whenever the current credited interest rate for the Fixed Account is equal to the minimum guaranteed rate specified in your Contract.

We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.

We will credit any subsequent Purchase Payment to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. Normally, we calculate the value of an Accumulation Unit for each funding option as of the close of regular trading (generally 4:00 p.m. Eastern Time)each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

The Underlying Funds offered though this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the Company considers during the initial selection process is whether the Underlying Fund or an affiliate of the Underlying Fund will compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the Fund, the Fund's investment advisor, or its distributor. Finally, when the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product), the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

Each Underlying Fund is reviewed periodically after having been selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments to an Underlying Fund if the Company determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets.

In addition, if any of the Underlying Funds become unavailable for allocating Purchase Payments, or if we believe that further investment in an Underlying Fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

You will find detailed information about the Underlying Funds and their inherent risks in the current prospectuses for the Underlying Funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your registered representative or call 1-866-291-2474 to request copies of the prospectuses.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, the Company and TDLLC have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the Underlying Funds under which the Company and TDLLC receive payments in connection with our provision of administrative, marketing or other support services to the Funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and TDLLC incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these fees.

The payments are generally based on a percentage of the average assets of each Underlying Fund allocated to the Variable Funding Options under the Contract or other contracts offered by the Company. The amount of the fee that an Underlying Fund and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each Underlying Fund. Aggregate fees relating to the different Underlying Funds may be as much as 0.65% of the average net assets of an Underlying Fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the Distribution and/or Service Fees (12b-1 fees) that are paid by an Underlying Fund out its assets as part of its Total Annual Operating Expenses.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

               FUNDING                                  INVESTMENT                               INVESTMENT
                OPTION                                  OBJECTIVE                            ADVISER/SUBADVISER
--------------------------------------  ------------------------------------------  -------------------------------------
Money Market Portfolio                  Seeks high current return with              Travelers Asset Management
                                        preservation of capital and liquidity.      International Company LLC ("TAMIC")
                                        The Fund normally invests in high-quality
                                        short term money market instruments.
AIM VARIABLE INSURANCE FUNDS
   AIM V.I. Capital Appreciation Fund   Seeks growth of capital. The Fund invests   A I M Advisors, Inc.
     -- Series II Shares                principally in common stocks of companies
                                        expected to benefit from new or
                                        innovative products, services or
                                        processes and those that have
                                        above-average long-term earnings and have
                                        excellent prospects for future growth.

   AIM V.I. Mid Cap Core Equity Fund    The Fund invests, normally, at least 80%    A I M Advisors, Inc.
     -- Series II Shares                 of its net assets plus the amount of any
                                        borrowings for investment purposes, in
                                        equity securities, including convertible
                                        securities, of mid-capitalization
                                        companies.

FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST
   Franklin Rising Dividends            Seeks long-term capital appreciation,       Franklin Advisory Services, LLC
     Securities Fund -- Class 2 Shares  with preservation of capital is an important consideration. The Fund
                                        normally invests at least 80% of its net
                                        assets in investments of companies that
                                        have paid rising dividends.

   Franklin Small-Mid Cap Growth        Seeks long-term capital growth. The Fund    Franklin Advisers, Inc.
     Securities Fund -- Class 2 Shares  normally invests at least 80% of its net assets in investments of small
                                        capitalization and mid capitalization
                                        companies.

   Templeton Foreign Securities Fund    Seeks long-term capital growth. The Fund    Templeton Investment Counsel, LLC
     -- Class 2 Shares                  normally invests at least 80% of its net
                                        assets in investments of issuers located
                                        outside of the U.S., including those in
                                        emerging markets.

GREENWICH STREET SERIES FUND
   Salomon Brothers Variable            Seeks capital appreciation. The Fund        Salomon Brothers Asset Management,
     Aggressive Growth Fund -- Class    normally invests in common stocks of        Inc.
     II Shares                          companies that the manager believes are
                                        experiencing or will experience growth in
                                        earnings and/or cash flow that exceeds
                                        the average rate of earnings growth of
                                        the companies that comprise the S&P 500.

OPPENHEIMER VARIABLE ACCOUNT FUNDS
   Oppenheimer Capital Appreciation     Seeks capital appreciation. The Fund        Oppenheimer Funds, Inc.
     Fund/VA -- Service Shares          normally invests in securities of
                                        well-known, established companies.

   Oppenheimer Global Securities        Seeks long-term capital appreciation. The   Oppenheimer Funds, Inc.
     Fund/VA -- Service Shares          Fund normally invests in common stocks of
                                        foreign issuers, "growth-type" companies,
                                        cyclical industries and special
                                        situations that are considered to have
                                        appreciation possibilities.

PIONEER VARIABLE CONTRACTS TRUST
   Pioneer America Income VCT           Seeks as high a level of current income     Pioneer Investment Management, Inc.
     Portfolio -- Class II Shares       as is consistent with preservation of
                                        capital.

               FUNDING                                  INVESTMENT                               INVESTMENT
                OPTION                                  OBJECTIVE                            ADVISER/SUBADVISER
--------------------------------------  ------------------------------------------  -------------------------------------
   Pioneer Balanced VCT Portfolio --    Seeks capital growth and current income     Pioneer Investment Management, Inc.
     Class II Shares                    by actively managing investments in a       Subadviser: Prudential Investment
                                        diversified portfolio of equity             Management, Inc.
                                        securities.

   Pioneer Cullen Value VCT Portfolio   Seeks capital appreciation, with current    Pioneer Investment Management, Inc.
     -- Class II Shares                  income as a secondary objective.            Subadviser: Cullen Capital
                                                                                    Management, Inc.

   Pioneer Emerging Markets VCT         Seeks long-term growth of capital.          Pioneer Investment Management, Inc.
     Portfolio -- Class II Shares

   Pioneer Equity Income VCT            Seeks current income and long-term growth   Pioneer Investment Management, Inc.
     Portfolio -- Class II Shares       of capital from a portfolio consisting
                                        primarily of income producing equity
                                        securities of U.S. corporations.

   Pioneer Equity Opportunities VCT     Seeks long-term capital growth. As a        Pioneer Investment Management, Inc.
     Portfolio -- Class II Shares       secondary objective, the portfolio may
                                        seek income.

   Pioneer Europe VCT Portfolio --      Seeks long-term growth of capital.          Pioneer Investment Management, Inc.
     Class II Shares

   Pioneer Fund VCT Portfolio -- Class  Seeks reasonable income and capital         Pioneer Investment Management, Inc.
     II Shares                          growth. The Fund normally invests in
                                        equity securities believed to be selling
                                        at reasonable prices or discounts to
                                        their underlying values.

   Pioneer Global High Yield VCT        Seeks to maximize total return through a    Pioneer Investment Management, Inc.
     Portfolio -- Class II Shares       combination of income and capital
                                        appreciation.

   Pioneer Growth Shares VCT            Seeks appreciation of capital.              Pioneer Investment Management, Inc.
     Portfolio -- Class II Shares

   Pioneer High Yield VCT Portfolio --  Seeks to maximize total return through a    Pioneer Investment Management, Inc.
     Class II Shares                    combination of income and capital
                                        appreciation.

   Pioneer Ibbotson Aggressive          Seeks long-term growth of capital.          Pioneer Investment Management, Inc.
     Allocation VCT Portfolio -- Class                                               Subadviser: Ibbotson Associates, LLC
     II Shares

   Pioneer Ibbotson Growth Allocation   Seeks long-term capital growth and          Pioneer Investment Management, Inc.
     VCT Portfolio -- Class II Shares   current income.                             Subadviser: Ibbotson Associates, LLC

   Pioneer Ibbotson Moderate            Seeks long-term capital growth and          Pioneer Investment Management, Inc.
     Allocation VCT Portfolio -- Class  current income.                             Subadviser: Ibbotson Associates, LLC
     II Shares

   Pioneer International Value VCT      Seeks long-term capital growth.             Pioneer Investment Management, Inc.
     Portfolio -- Class II Shares

   Pioneer Mid Cap Value VCT            Seeks capital appreciation. The Fund        Pioneer Investment Management, Inc.
     Portfolio -- Class II Shares       normally invests in the equity securities
                                        of mid-size companies.

   Pioneer Oak Ridge Large Cap Growth   Seeks capital appreciation.                 Pioneer Investment Management, Inc.
     VCT Portfolio -- Class II Shares                                                Subadviser: Oak Ridge Investments,
                                                                                    LLC

   Pioneer Papp America-Pacific Rim     Seeks long term capital growth.             Pioneer Investment Management, Inc.
     VCT Portfolio                                                                  Subadviser: L. Roy Papp &
                                                                                    Associates, LLP

   Pioneer Papp Small and Mid Cap       Seeks long term capital growth.             Pioneer Investment Management, Inc.
     Growth Portfolio VCT -- Class II                                                Subadviser: L. Roy Papp &
     Shares                                                                         Associates, LLP

   Pioneer Real Estate Shares VCT       Seeks long-term growth of capital.          Pioneer Investment Management, Inc.
     Portfolio -- Class II Shares       Current income is a secondary objective.

   Pioneer Small Cap Value VCT          Seeks capital growth by investing in a      Pioneer Investment Management, Inc.
     Portfolio -- Class II Shares       diversified portfolio of  securities
                                        consisting primarily of common stock.

   Pioneer Small Company VCT            Seeks capital growth.                       Pioneer Investment Management, Inc.
     Portfolio -- Class II Shares

   Pioneer Strategic Income VCT         Seeks a high level of current income.       Pioneer Investment Management, Inc.
     Portfolio -- Class II Shares

   Pioneer Value VCT Portfolio --       Seeks reasonable income and capital         Pioneer Investment Management, Inc.
     Class II Shares                    growth.

               FUNDING                                  INVESTMENT                               INVESTMENT
                OPTION                                  OBJECTIVE                            ADVISER/SUBADVISER
--------------------------------------  ------------------------------------------  -------------------------------------
SALOMON BROTHERS VARIABLE SERIES
   FUNDS INC.
   All Cap Fund -- Class II             Seeks capital appreciation. The Fund        Salomon Brothers Asset Management,
                                        normally invests in common stocks and       Inc.
                                        their equivalents of companies the
                                        manager believes are undervalued in the
                                        marketplace.

   Total Return Fund -- Class II        Seeks above average income (compared to a   Salomon Brothers Asset Management,
                                        portfolio invested entirely in equity       Inc.
                                        securities). Secondarily seeks growth of
                                        capital and income.  The Fund normally
                                        invests in a broad range of equity and
                                        fixed-income securities of U.S. and
                                        foreign issuers.

                                  FIXED ACCOUNT
--------------------------------------------------------------------------------

We may offer our Fixed Account as a funding option. Please refer to your Contract and Appendix C for more information.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

      o the ability for you to make withdrawals and surrenders under the Contracts

      o the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

      o the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)

      o administration of the annuity options available under the Contracts, and

      o     the distribution of various reports to Contract Owners

Costs and expenses we incur include:

      o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

      o sales and marketing expenses including commission payments to your sales agent, and

      o     other costs of doing business

Risks we assume include:

      o that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

      o that the amount of the death benefit will be greater than the Contract Value, and

      o that the costs of providing the services and benefits under the Contracts will exceed the charges deducted

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which Purchase Payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for seven full years. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:

          YEARS SINCE PURCHASE PAYMENT MADE           WITHDRAWAL CHARGE
      ------------------------------------------      -----------------
      GREATER THAN OR EQUAL TO     BUT LESS THAN
               0 years                2 years                 6%
               2 years                4 years                 5%
               4 years                5 years                 4%
               5 years                6 years                 3%
               6 years                7 years                 2%
              7 + years                                       0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

      (a)   any Purchase Payment to which no withdrawal charge applies then

      (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

      (c) any remaining Purchase Payment to which a withdrawal charge applies (on a first-in, first-out basis), then

      (d)   any Contract earnings

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if Purchase Payments are distributed:

      o due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)

      o     if a lifetime annuity payout has begun

      o if you elect Annuity Payments for a fixed period of at least five year's duration, or

      o     under our Managed Distribution Program

FREE WITHDRAWAL ALLOWANCE

Beginning in the second Contract Year, you may withdraw up to 10% of the Contract Value annually. We calculate the available withdrawal amount as of the end of the previous Contract Year. If you have Purchase Payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance or (b) the total amount of Purchase Payments no longer subject to a withdrawal charge. Any free withdrawal taken will reduce Purchase Payments no longer subject to a withdrawal charge. The free withdrawal provision applies to all withdrawals except those transferred directly to annuity contracts issued by other financial institutions. The free withdrawal amount is not cumulative from year to year.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $30 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e., calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge from the Fixed Account or:

      (2)   from the distribution of death proceeds;

      (2)   after an annuity payout has begun; or

      (2) if the Contract Value on the date of assessment equals or is greater than $40,000.

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, a maximum of 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product, and is equal to 1.35% for the Standard Death Benefit and 1.60% for the Enhanced Death Benefit annually. We reserve the right to lower this charge at any time. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 0.20% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both under age 75 on the Contract Date.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE

If you elect to add a GMWB rider to your contract, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge depends on which GWMB rider you select. The current charge for each rider is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

GUARANTEED MINIMUM ACCUMULATION BENEFIT CHARGE

If the GMAB option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 0.50% of the amounts held in each funding option.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

         YEARS SINCE INITIAL PURCHASE PAYMENT         WITHDRAWAL CHARGE
      ------------------------------------------      -----------------
      GREATER THAN OR EQUAL TO     BUT LESS THAN
               0 years                2 years                 6%
               2 years                4 years                 5%
               4 years                5 years                 4%
               5 years                6 years                 3%
               6 years                7 years                 2%
              7 + years                                       0%

Please refer to Payment Options for a description of this benefit.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS
--------------------------------------------------------------------------------

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

THE CONTRACT IS INTENDED FOR USE AS A LONG-TERM INVESTMENT VEHICLE AND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR EXCESSIVE TRADING OR MARKET TIMING IN AN ATTEMPT TO TAKE ADVANTAGE OF SHORT-TERM FLUCTUATIONS IN THE STOCK

MARKET. EXCESSIVE TRADING IS DISRUPTIVE TO THE MANAGEMENT OF AN UNDERLYING FUND AND INCREASES OVERALL COSTS TO ALL INVESTORS IN THE UNDERLYING FUND. If, in our sole discretion, we determine you are engaging in excessive trading activity, trading activity that we believe is indicative of market timing, or any similar trading activity which will potentially hurt the rights or interests of other Contract Owners, we will exercise our contractual right to restrict your number of transfers to one every six months. We will notify you in writing if we choose to exercise our contractual right to restrict your transfers.

In determining whether we believe you are engaged in excessive trading or market timing activity, we will consider, among other things, the following factors:

      o     the dollar amount you request to transfer;

      o     the number of transfers you made within the previous three months;

      o whether your transfers follow a pattern designed to take advantage of short term market fluctuations; and

      o whether your transfers are part of a group of transfers made by a third party on behalf of several individual Contract Owners.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program, or, if applicable, any asset allocation program described in this prospectus are not treated as a transfer when we evaluate trading patterns for market timing or excessive trading.

In addition to the above, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

      o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or

      o reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

We will notify you in writing before we restrict your right to request transfers through such market timing firm or other third party.

The policy of the Company is to seek to apply its anti-market timing and excessive trading procedures uniformly. These procedures, however, will not prevent all excessive trading and market timing activity from occurring. For example:

      o Some of the Underlying Funds are available as investments for variable insurance contracts offered by other insurance companies. These other insurance companies may have different procedures to prevent excessive trading and market timing activity or may not have any such procedures because of contractual limitations.

      o The Company issues Contracts to qualified retirement plans that request financial transactions with the Company on an omnibus basis on behalf of all plan participants. These plans generally employ a record-keeper to maintain records of participant financial activity. Because the Company does not have the records to monitor the trading activity of the individual participants, the Company may not be able to identify plan participants who may be engaging in excessive trading or market timing activity and/or may not be able to apply its contractual trade restrictions to such participants.

      o There may be other circumstances where the Company does not identify trading activity as market timing or excessive trading or take action to restrict trading activity that does not qualify as excessive trading or market timing activity under our current anti-market timing procedures. For example, Contract Owners may engage in trading activity involving dollar amounts that are less than the threshold that we use for trade surveillance. Or, Contract Owners may request trades in a frequency or pattern that does not qualify as excessive trading or market timing activity under our current anti-market timing procedures.

Excessive trading and market timing activity increases the overall transaction costs of an Underlying Fund, which may serve to decrease the Underlying Fund's performance. Further, excessive trading and market timing activity may disrupt the management of an Underlying Fund because the portfolio's advisor must react to frequent requests to purchase and redeem investments.

FUTURE MODIFICATIONS. We will continue to monitor the transfer activity occurring among the Variable Funding Options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all Contract Owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under either a 6 Month, 12 Month or 24 Month program. The programs will generally have different credited interest rates. We must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. Under each program, the interest will accrue only on the remaining amounts in the Special DCA Program. For example, under the 12 Month program, the interest will accrue up to 12 months only on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-program funds.

You may only have one DCA Program or Special DCA Program in place at one time.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options, except that transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the DCA Program.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge, outstanding loans, and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals upon 30 days' written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. There is no additional fee for electing systematic withdrawals. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM

Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See "Federal Tax Considerations.") These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program

LOANS

Loans may be available under your Contract. Loans may only be taken against funds allocated or transferred to the Fixed Account. If available, all loan provisions are described in your Contract or loan agreement. You may not elect the GMWB benefit and have a loan on your Contract at the same time. If you anticipate needing a loan, you should not purchase the GMWB benefit.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

JOINT OWNER. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

CONTINGENT ANNUITANT. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living:

      o     the death benefit will not be payable upon the Annuitant's death;

      o     the Contingent Annuitant becomes the Annuitant; and

      o     all other rights and benefits will continue in effect.

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                 DEATH BENEFIT
--------------------------------------------------------------------------------

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of spousal contract continuance or beneficiary contract continuance ("Death Report Date").

There are age restrictions on certain death benefits (see The Annuity Contract section).

DEATH PROCEEDS BEFORE THE MATURITY DATE

NOTE: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" below with "Owner". All death benefits described below will be reduced by any premium tax and outstanding loans not previously deducted.

STANDARD DEATH BENEFIT

We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below:

      (1)   the Contract Value on the Death Report Date

      (2)   your adjusted Purchase Payment (see below) or*

      (3)   the Step-Up Value (if any, as described below)

ENHANCED DEATH BENEFIT

------------------------------------------------------------------------------------------------------------------------
If the Annuitant dies before age 80, the death
benefit will be the greatest of:                           o     the Contract Value on the Death Report Date;
                                                           o     your adjusted Purchase Payment (see below)*;
                                                           o     the Step-Up Value, if any, as described below or
                                                           o     the Roll-Up Death Benefit Value (as described below)
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
If the Annuitant dies on or after age 80, the death
benefit will be the greatest of:                           o     the Contract Value on the Death Report Date;
                                                           o     your adjusted Purchase Payment (see below)* or
                                                           o     the Step-Up Value, if any, as described below or
                                                           o     the Roll-Up Death Benefit Value (as described below) on
                                                                 the Annuitant's 80th birthday, plus any additional
                                                                 Purchase Payments and minus any partial surrender
                                                                 reductions (as described below) that occur after the
                                                                 Annuitant's 80th birthday
------------------------------------------------------------------------------------------------------------------------

      (*) If you have elected a GMWB Rider (Principal Guarantee) your adjusted Purchase Payment will NOT be calculated as described below but will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date you purchase the rider.

ADJUSTED PURCHASE PAYMENT. The initial Adjusted Purchase Payment is equal to the initial Purchase Payment. Whenever an additional Purchase Payment is made, the Adjusted Purchase Payment is increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the Adjusted Purchase Payment is reduced by a Partial Surrender Reduction, described below.

STEP-UP VALUE

The Step-Up Value will initially equal the Contract Value on the first Contract Date anniversary. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of that Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a partial surrender reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or partial surrenders as described below.

ROLL-UP DEATH BENEFIT VALUE

On the Contract Date, the Roll-Up Death Benefit Value is equal to the Purchase Payment. On each Contract Date anniversary, the Roll-Up Death Benefit Value will be recalculated to equal a) plus b) minus c), increased by 5%, where:

      (a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

      (b)   is any Purchase Payment made during the previous Contract Year

      (c) is any Partial Surrender Reduction (as described below) during the previous Contract Year.

On dates other than the Contract Date anniversary, the Roll-Up Death Benefit Value will equal a) plus b) minus c) where:

      (a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

      (b) is any Purchase Payment made since the previous Contract Date anniversary

      (c) is any Partial Surrender Reduction (as described below) since the previous Contract Date anniversary

The maximum Roll-Up Death Benefit equals 200% of the difference between all Purchase Payments and all Partial Surrender Reductions** (as described below).

----------
** Your Roll-Up Death Benefit will be subjected to the partial surrender reduction below even if you have elected the GMWB Rider (Principal Guarantee).

PARTIAL SURRENDER REDUCTION

ADJUSTED PURCHASE PAYMENT: The Partial Surrender Reduction equals (1) the Adjusted Purchase Payment in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender.

STEP-UP AND ROLL-UP VALUE: The Partial Surrender Reduction equals (1) the death benefit value (Step-Up or Roll-Up Value) in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender.

EXAMPLE OF PARTIAL SURRENDER REDUCTION. For example, assume your current Contract Value is $55,000. If your current Adjusted Purchase Payment, Step-Up or Roll-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Adjusted Purchase Payment, Step-Up or Roll-Up Value as follows:

      50,000 x (10,000/55,000) = 9,090

Your new adjusted Purchase Payment, Step-Up or Roll-Up Value would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current adjusted Purchase Payment, Step-Up or Roll-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Adjusted Purchase Payment, Step-Up or Roll-Up Value as follows:

      50,000 x (10,000/30,000) = 16,666

Your new adjusted Purchase Payment, Step-Up or Roll-Up Value would be 50,000-16,666, or $33,334.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT is equal to the Contract Value as of the rider effective date. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

      50,000 X (10,000/55,000) = 9,090

You new modified Purchase Payment would be $50,000 - $9,090 = 40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

      50,000 X (10,000/30,000) = 16,666

Your new modified Purchase Payment would be 50,000 - 16,666 = $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS

----------------------------------------------------------------------------------------------------------------------------
                                                                                                               MANDATORY
    BEFORE THE MATURITY DATE,              THE COMPANY WILL                                                  PAYOUT RULES
      UPON THE DEATH OF THE              PAY THE PROCEEDS TO:       UNLESS. . .                                 APPLY*
----------------------------------------------------------------------------------------------------------------------------
OWNER (WHO IS NOT THE ANNUITANT)       The beneficiary(ies),        Unless, the beneficiary elects to       Yes
(WITH NO JOINT OWNER)                  or if none, to the           continue the Contract rather than
                                       Contract owner's estate.     receive the distribution.
----------------------------------------------------------------------------------------------------------------------------
OWNER (WHO IS THE ANNUITANT)           The beneficiary(ies),        Unless, the beneficiary elects to       Yes
(WITH NO JOINT OWNER)                  or if none, to the           continue the Contract rather than
                                       Contract owner's estate.     receive the distribution.
----------------------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO IS        The surviving joint                                                  Yes
NOT THE ANNUITANT)                     owner.
----------------------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO IS        The beneficiary(ies),        Unless the beneficiary elects to        Yes
THE ANNUITANT)                         or if none, to the           continue the Contract rather than
                                       surviving joint owner.       receive the distribution.
----------------------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS NOT        The surviving joint          Unless the spouse elects to             Yes
THE ANNUITANT)                         owner.                       continue the Contract.
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                                               MANDATORY
    BEFORE THE MATURITY DATE,              THE COMPANY WILL                                                  PAYOUT RULES
      UPON THE DEATH OF THE              PAY THE PROCEEDS TO:       UNLESS. . .                                 APPLY*
----------------------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS THE        The beneficiary(ies)         Unless the spouse elects to             Yes
ANNUITANT)                             or, if none, to the          continue the Contract.
                                       surviving joint owner.
                                                                    A spouse who is not the
                                                                    beneficiary may decline to
                                                                    continue the Contract and instruct
                                                                    the Company to pay the beneficiary
                                                                    who may elect to continue the
                                                                    Contract.
----------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS NOT THE              The beneficiary(ies),        Unless the beneficiary elects to        Yes
CONTRACT OWNER)                        or if none, to the           continue the Contract rather than
                                       Contract Owner.              receive the distribution.

                                                                    But, if there is a Contingent
                                                                    Annuitant, then, the Contingent
                                                                    Annuitant becomes the Annuitant
                                                                    and the Contract continues in
                                                                    effect (generally using the
                                                                    original Maturity Date). The
                                                                    proceeds will then be paid upon
                                                                    the death of the Contingent
                                                                    Annuitant or owner.
----------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS THE CONTRACT         See death of "owner who                                              Yes
OWNER)                                 is the Annuitant" above.
----------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHERE OWNER IS A            The beneficiary(ies) or                                              Yes (Death of
NON-NATURAL ENTITY/TRUST)              if none, to the owner.                                               Annuitant is
                                                                                                            treated as death
                                                                                                            of the owner
                                                                                                            in these
                                                                                                            circumstances.)
----------------------------------------------------------------------------------------------------------------------------
BENEFICIARY                            No death proceeds are                                                N/A
                                       payable; Contract
                                       continues.
----------------------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY                 No death proceeds are                                                N/A
                                       payable; Contract
                                       continues.
----------------------------------------------------------------------------------------------------------------------------

                               QUALIFIED CONTRACTS

----------------------------------------------------------------------------------------------------------------------------
                                                                                                               MANDATORY
    BEFORE THE MATURITY DATE,              THE COMPANY WILL                                                  PAYOUT RULES
      UPON THE DEATH OF THE              PAY THE PROCEEDS TO:       UNLESS. . .                                 APPLY*
----------------------------------------------------------------------------------------------------------------------------
OWNER/ANNUITANT                         The beneficiary(ies), or      Unless the beneficiary elects to       Yes
                                        if none, to the Contract      continue the Contract rather than
                                        owner's estate.               receive a distribution.
----------------------------------------------------------------------------------------------------------------------------
BENEFICIARY                             No death proceeds are                                                N/A
                                        payable; Contract
                                        continues.
----------------------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY                  No death proceeds are                                                N/A
                                        payable; Contract
                                        continues.
----------------------------------------------------------------------------------------------------------------------------

----------

(2) Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death. For Qualified Contracts, if mandatory distributions have begun at the Annuitant's death, the 5 year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments made to the Contract after the Death Report Date will be subject to the withdrawal charge. There is no additional charge to continue the Contract; however, all other contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

      o     transfer ownership

      o     take a loan

      o     make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. There is no additional charge to continue the Contract; however, all other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

      o as a variable or fixed annuity for life or a period that does not exceed the beneficiary's life expectancy; or

      o under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(ies) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity option then in effect.

                                 LIVING BENEFITS
--------------------------------------------------------------------------------

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")

For an additional charge, you may elect an optional rider for your contract that provides a Guaranteed Minimum Withdrawal Benefit, or "GMWB". A GMWB rider is designed to protect your investment from poor market performance, as long as you do not withdraw more than a certain amount from your contract each year.

AVAILABILITY AND ELIGIBILITY We offer different GMWB riders so that you can choose the level of benefits and costs that makes the most sense for you. This prospectus offers three different GMWB riders, and the availability of each depends on when you purchase your Contract and your state of residence. The three GMWB riders described in this prospectus are called "GMWB I", "GMWB II", and "GMWB III". The availability of each rider is shown below.

                              AVAILABLE GMWB RIDERS

--------------------------------------------------------------------------------------------------------------------
    NAME OF RIDER:               GMWB I                           GMWB II                         GMWB III
--------------------------------------------------------------------------------------------------------------------
      ALSO CALLED:             Principal                         Principal                        Principal
                               Guarantee                      Guarantee 5/10                     Guarantee 5
--------------------------------------------------------------------------------------------------------------------
     AVAILABILITY:   Not available for purchase on      Available on or after March      Available on or after March
                    or after March 21, 2005, unless    21, 2005 if approved in your     21, 2005 if approved in your
                    GMWB II is not approved in your                state                            state
                                 state
--------------------------------------------------------------------------------------------------------------------

You may elect a GMWB rider only at the time of your initial purchase of the Contract. You may not elect a GMWB rider if you have also elected the GMAB rider offered under this Contract. You may not elect a GMWB rider if you have a loan outstanding, and you may not take out a loan once you elect a GMWB rider.

REMAINING BENEFIT BASE ("RBB") For all GMWB riders, the amount of your investment that is guaranteed is called the "remaining benefit base" or "RBB." Your initial RBB is equal to your initial Purchase Payment if you elect GMWB when you purchase your contract. The RBB is not a lump sum guarantee, rather, it is the amount that we guarantee to return to you through a series of payments that annually do not exceed a percentage of your RBB.

ANNUAL WITHDRAWAL BENEFIT ("AWB") The annual percentage of your RBB that is available for withdrawal is called the "annual withdrawal benefit" or "AWB". Each year you may take withdrawals that do not exceed your AWB until your RBB is depleted. Each year you may take your AWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of, or none of, your AWB in any given year, your AWB in any subsequent year will not be increased. In that case you are choosing to deplete your RBB over a longer period of time.

The AWB is a percentage of your RBB and depends on which GMWB rider you select. Your initial AWB is calculated as a percentage of the RBB immediately before your first withdrawal:

--------------------------------------------------------------------------------------------------------------------------
                                                                            GMWB I              GMWB II           GMWB III
--------------------------------------------------------------------------------------------------------------------------
If you make your first withdrawal BEFORE the 3rd anniversary after         5% of RBB           5% of RBB         5% of RBB
you purchase GMWB:
--------------------------------------------------------------------------------------------------------------------------
If you make your first withdrawal AFTER the 3rd anniversary after         10% of RBB          10% of RBB         5% of RBB
you purchase GMWB:
--------------------------------------------------------------------------------------------------------------------------

ADDITIONAL PREMIUM Currently, additional Purchase Payments serve to increase your RBB and AWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original AWB as shown above.

We reserve the right not to include additional Purchase Payments into the calculation of the RBB or AWB.

WITHDRAWALS When you make a withdrawal, your AWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase or reset of GMWB (or "GMWB Anniversary"), including the current withdrawal, does not exceed your AWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.

However, if you make a withdrawal so that the total of all your withdrawals since your GMWB anniversary, including the current withdrawal, exceeds your AWB immediately prior to the current withdrawal, we will recalculate both your RBB and AWB. The recalculation depends on which GMWB rider you select:

IF YOU SELECT GMWB II OR GMWB III:

      o To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
            2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

      o To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

IF YOU PURCHASED GMWB I:

      o To recalculate your RBB, we reduce your RBB by a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
            2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

      o To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

We will waive any surrender charge on amounts that you withdraw up to your AWB, or on amounts up to the amount withdrawn under our Managed Distribution Program, even if such annual amount withdrawn is greater than your free withdrawal allowance.

WITHDRAWAL EXAMPLES The following examples are intended to illustrate the effect of withdrawals on your RBB and AWB, depending on which GMWB rider you select. Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $10,000 after your first GMWB Anniversary:

WITHDRAWAL EXAMPLE FOR GMWB II AND GMWB III

----------------------------------------------------------------------------------------------------------------------------------
                                 ASSUMES 15% GAIN ON INVESTMENT                        ASSUMES 15% LOSS ON INVESTMENT
----------------------------------------------------------------------------------------------------------------------------------
                      CONTRACT                                                CONTRACT
                        VALUE              RBB                AWB (5%)          VALUE            RBB               AWB (5%)
----------------------------------------------------------------------------------------------------------------------------------
VALUES AS OF
----------------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB
PURCHASE              $100,000          $100,000              $5,000          $100,000        $100,000             $5,000
----------------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY PRIOR
TO WITHDRAWAL         $115,000          $100,000              $5,000          $85,000         $100,000             $5,000
----------------------------------------------------------------------------------------------------------------------------------
PARTIAL WITHDRAWAL       N/A            (100,000           [5,000 X (1-         N/A           (100,000            [5,000 X
REDUCTION (PWR)                    X 10,000/115,000)=    90,000/100,000)]=                X 10,000/85,000)=   (1-88,235/100,000)]=
                                         8,696                  500                            $11,765              $588
----------------------------------------------------------------------------------------------------------------------------------
GREATER OF PWR OR                       $10,000                                                $11,765
THE DOLLAR AMOUNT
OF THE WITHDRAWAL                    (10,000>8,696)                                        (11,765>10,000)
----------------------------------------------------------------------------------------------------------------------------------
CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)             $10,000          $10,000                $500           $10,000          $11,765              $588
----------------------------------------------------------------------------------------------------------------------------------
VALUE IMMEDIATELY
AFTER WITHDRAWAL      $105,000          $90,000               $4,500          $75,000          $88,235             $4,412
----------------------------------------------------------------------------------------------------------------------------------

WITHDRAWAL EXAMPLE FOR GMWB I

----------------------------------------------------------------------------------------------------------------------------------
                                 ASSUMES 15% GAIN ON INVESTMENT                        ASSUMES 15% LOSS ON INVESTMENT
----------------------------------------------------------------------------------------------------------------------------------
                      CONTRACT                                                CONTRACT
                        VALUE              RBB                AWB (5%)          VALUE            RBB               AWB (5%)
----------------------------------------------------------------------------------------------------------------------------------
VALUES AS OF
----------------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB
PURCHASE              $100,000          $100,000              $5,000          $100,000        $100,000             $5,000
----------------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY PRIOR
TO WITHDRAWAL         $115,000          $100,000              $5,000          $85,000         $100,000             $5,000
----------------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY AFTER     $105,000           91,304               $4,565          $75,000         $88,235              $4,412
WITHDRAWAL
                                  [100,000 - (100,000     [5,000 - (5,000                    [100,000 -           [5,000 X
                                   x10,000/115,000)]     x91,304/100,000)]                    (100,000        (88,235/100,000)]
                                                                                          x10,000/85,000)]
----------------------------------------------------------------------------------------------------------------------------------
CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)              $10,000           $8,696                $435           $10,000         $11,265               $588
----------------------------------------------------------------------------------------------------------------------------------

TAX-QUALIFIED DISTRIBUTION PROGRAMS (GMWB II AND GMWB III ONLY) If you select GMWB II or GMWB III, subject to certain limitations and restrictions, your AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.

For purposes of GMWB II and GMWB III, the following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:

      o Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code ("Code") Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:

                  o     a qualified retirement plan (Code Section 401),

                  o     a tax-sheltered annuity (Code Section 403(b)),

                  o     an individual retirement account (Code Sections 408(a)),

                  o an individual retirement annuity (Code Section 408(b)), or

                  o     a qualified deferred compensation plan (Code Section
                        457).

            Required minimum distribution must be calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before the entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004).

      o Distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life of a designated beneficiary;

      o Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program); or

      o Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Beneficiary or the joint lives (or joint life expectancies) of such Beneficiary and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004 -9, Notice 2004-15, page 526. (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program).

You are subject to the following limitations if you if you are taking distributions under a Tax-Qualified Distribution Program:

      o YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB rider, however your RBB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select a frequency of payments. You may change the frequency of your payments only once every two years after your GMWB Anniversary, and you may only make the change during the 30-day period after your GMWB Anniversary. At the time you purchase GMWB, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70 1/2 before the first GMWB anniversary.

            You are advised to take your required distributions prior to purchasing GMWB in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB, you will be limited to taking annual distributions for the first two contract years after which time you can choose an alternate mode of distribution.

      o ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB (a "GMWB Year"). If during any GMWB Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB rider, however for the remainder of the GMWB Year your RBB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.

RESET (GMWB I AND GMWB II ONLY) If you select GMWB I or GMWB II, you may choose to reset your RBB at any time on or after the 5th anniversary of your GMWB purchase. Your new RBB is reset to equal your current Contract Value. You may reset your RBB again every 5 years after the most recent reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on the anniversary of your GMWB purchase.

Each time you reset your RBB, your new AWB will equal a percentage of your new RBB. The percentage used is the same percentage used to calculate your AWB before the reset.

If you are age 95 and are taking withdrawals under a Tax-Qualified Distribution Program, you may not reset if you purchased GMWB II.

Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the current charge in effect at the time of the reset will apply which may be higher than the current charge. Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. In addition, the length of time over which you can expect to receive your RBB will be reset.

INVESTMENT RESTRICTIONS (GMWB II AND GMWB III ONLY)

We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. If we do so we would provide you with asset allocation requirements, and we reserve the right to require periodic rebalancing of Contract value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.

If we restrict allocations to a Variable Funding Option, as of the effective date of the restriction, we will no longer allow additional Purchase Payments to be applied, or transfers of Contract value to be allocated into the restricted Variable Funding Option. Any Contract value previously allocated to a restricted Variable Funding Option will not be subject to the restriction. If we impose a limit on the percentage of Contract value allocated to a Variable Funding Option, as of the effective date of the restriction, we will impose the limit on all subsequent allocations.

GMWB CHARGE The charge for your GMWB rider is different depending on which version of GMWB you choose. For all GMWB riders, the charge is deducted daily from amounts held in each Variable Funding Option. The current charge for each rider, on an annual basis, is shown below. Your current charge will not change unless you reset your benefits, at which time we may modify the charge. In such case the charge will never exceed 1.00%.

--------------------------------------------------------------------------------
                             GMWB I              GMWB II                GMWB III
--------------------------------------------------------------------------------
Current Annual Charge         0.40%               0.50%                  0.25%
--------------------------------------------------------------------------------
Maximum Annual Charge         1.00%               1.00%                   N/A
After a Reset
--------------------------------------------------------------------------------

MAXIMUM RBB Although we have no current plans to do so, in the future we may impose a maximum RBB. If we do, we would stop including additional Purchase Payments into the calculation of your RBB. If we impose a maximum RBB for Purchase Payments or reset, the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented.

Currently you must obtain our consent to purchase any RBB over $1 million. Purchase Payments under $1 million are not subject to a maximum RBB.

TERMINATION Once you purchase GMWB I, you cannot cancel it. If you select GMWB II or GMWB III, you may terminate your rider at any time after the 5th anniversary of your purchase of GMWB. Once you terminate a GMWB III rider, you cannot re-elect it. You must request your termination in writing. All GMWB riders terminate automatically when you reach the maturity date of your Contract, if your Contract is assigned, or if the rider is exchanged for a similar rider offered by us.

OTHER INFORMATION ABOUT GMWB If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

      o The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or optional benefit, if any, will be paid.

      o The total annual payment amount will equal the AWB and will never exceed your RBB, and

      o We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.

COMPARISON OF IMPORTANT DIFFERENCES BETWEEN GMWB I, II, AND III

The following chart may help you decide which version of GMWB is best for you.

-------------------------------------------------------------------------------------------------------------------------
                                       GMWB I                          GMWB II                         GMWB III
-------------------------------------------------------------------------------------------------------------------------
AWB                         5% of RBB if first withdrawal   5% of RBB if first withdrawal             5% of RBB
                               before 3rd anniversary           before 3rd anniversary
                           10% of RBB if first withdrawal        10% of RBB if first
                                after 3rd anniversary            withdrawal after 3rd
                                                                     anniversary
-------------------------------------------------------------------------------------------------------------------------
ANNUAL CHARGE                           0.40%                           0.50%                           0.25%
-------------------------------------------------------------------------------------------------------------------------
RESET                                    Yes                             Yes                              No
-------------------------------------------------------------------------------------------------------------------------
CAN I CANCEL MY GMWB?                    No                       Yes, after the 5th              Yes, after the 5th
                                                             anniversary of GMWB purchase    anniversary of GMWB purchase
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT RESTRICTIONS                  No                              Yes                             Yes
-------------------------------------------------------------------------------------------------------------------------
WAIVER OF RECALCULATION                  No                              Yes                             Yes
OF AWB FOR DISTRIBUTIONS
FROM TAX-QUALIFIED PLANS
-------------------------------------------------------------------------------------------------------------------------

GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB")

We offer a Guaranteed Minimum Accumulation Benefit rider ("GMAB Rider") for an additional charge. The GMAB Rider guarantees that your Contract Value will not be less than a minimum amount at the end of a specified number of years. If your Contract Value is less than the minimum guaranteed amount on the Rider

Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount. If you elect the GMAB Rider, we require that you allocate your Contract Value according to certain limitations and restrictions, and agree to periodic rebalancing of your Contract Value.

Currently, the GMAB Rider may only be elected at the time that you purchase your Contract. We may make the GMAB Rider available to Contracts after their effective date at a later date subject to certain additional terms and restrictions. You may not elect the GMAB Rider if you have also elected the GMWB Rider offered under the Contract.

BENEFIT DESCRIPTION & KEY TERMS

If you elect the GMAB Rider, we guarantee that if your Contract Value is less than your Benefit Base (defined below) on the Rider Maturity Date (defined below), we will apply additional amounts to your Contract to increase your Contract Value so that it is equal to the Benefit Base. Any additional amounts that we apply to your Contract to increase the Contract Value to equal the Benefit Base will be allocated to the money market Subaccount on the Rider Maturity Date. Any such additional amounts will be treated as earnings under your Contract, and will not be subject to a withdrawal charge once they are applied to your Contract.

If your Contract Value is equal to or greater than the Benefit Base on the Rider Maturity Date, the GMAB Rider will terminate and no additional amounts will be applied to your Contract.

BENEFIT BASE: The Benefit Base is equal to the Base Calculation Amount on the Rider Maturity Date and represents the minimum Contract Value that we guarantee on such date. We do not guarantee the Benefit Base on any day other than the Rider Maturity Date. The Benefit Base will not be available for withdrawal nor will it be used to calculate any benefits under the Contract prior to the Rider Maturity Date. The Benefit Base can never be less than zero.

BASE CALCULATION AMOUNT: We calculate the Base Calculation Amount to determine the Benefit Base. On the Rider Effective Date, the Base Calculation Amount is equal to your initial Purchase Payment. Aggregate Purchase Payments over $1 million are subject to our consent, including our consent to limit the Base Calculation Amount applicable to your GMAB Rider. We may impose a maximum Base Calculation Amount (and thereby, a maximum Benefit Base) in the future for Contract Owners who elect the GMAB Rider, but the maximum Base Calculation Amount will never be less than the Base Calculation Amount to which we have previously consented. We reserve the right to restrict increases in your maximum Base Calculation Amount based on subsequent Purchase Payments if such Purchase Payments would cause you Base Calculation Amount to be greater than our maximum Base Calculation Amount. We will not limit or impose a maximum Base Calculation Amount if your aggregate Purchase Payments are under $1 million. If you purchase more than one contract issued by the Company in the same calendar year and elect the GMAB Rider on each contract, the $1,000,000 Benefit Base maximum may be applied to the aggregate Benefit Base for all contracts. State variations may apply.

The Base Calculation Amount will not be used to calculate any benefits under the Contract, other than the GMAB Rider Liquidity Option described below. The Base Calculation Amount can never be less than zero. The Base Calculation Amount may change between the Rider Effective Date and Rider Maturity Date if you make additional Purchase Payments or request withdrawals from your Contract.

      o If you make an additional Purchase Payment(s) within 12 months after the Rider Effective Date, we will increase the Base Calculation Amount by the amount of the Purchase Payment. If you make an additional Purchase Payment(s) more than 12 months after the Rider Effective Date, we will not increase the Base Calculation Amount; however your Contract Value will increase, reflecting the amount of the Purchase Payment. You should consider this prior to making an additional Purchase Payment more than 12 months after the Rider Effective Date.

      o If you request a partial withdrawal, we will decrease the Base Calculation Amount in effect as of the date of the request by the actual dollar amount of the withdrawal or the Partial Withdrawal Reduction amount, whichever is greater. The Partial Withdrawal Reduction amount is equal to the Base Calculation Amount in effect immediately prior to the reduction for the partial withdrawal multiplied by the actual amount of the partial withdrawal divided by the Contract Value immediately prior to the partial withdrawal. When determining the impact of a partial withdrawal on the Base Calculation

            Amount, the actual amount of the partial withdrawal will include any contingent deferred sales charges and taxes that were deducted at the time of the partial withdrawal.

RIDER MATURITY DATE: The Rider Maturity Date is the anniversary of the Rider Effective Date that corresponds to the number of years you elect as the Rider Period (described below).

RIDER PERIOD: The Rider Period is the number of years you select between the Rider Effective Date and the Rider Maturity Date. Currently, we only offer a Rider Period of ten (10) years. We may offer Rider Periods of lesser or greater duration available in the future, subject to additional terms, conditions and limitations.

EXAMPLES OF BENEFIT BASE/BASE CALCULATION AMOUNT

Below are examples of how we determine the Benefit Base and Base Calculation Amount, as well as examples showing the impact of subsequent Purchase Payments and partial withdrawals. For purposes of each example below, assume that you elect the GMAB Rider on the effective date of your Contract and that your initial Purchase Payment is $100,000.

The example below illustrates the impact of the guarantee provided under the GMAB Rider assuming that your Contract Value increases or decreases during the Rider Period.

                EXAMPLES OF GMAB RIDER ON THE RIDER MATURITY DATE

                      -------------------------------------------------------------------------------------------------------
                                  INCREASING CONTRACT VALUE                             DECLINING CONTRACT VALUE
-----------------------------------------------------------------------------------------------------------------------------
                                             BASE                                                BASE
                                         CALCULATION                                          CALCULATION
                      CONTRACT VALUE        AMOUNT        BENEFIT BASE     CONTRACT VALUE        AMOUNT         BENEFIT BASE
-----------------------------------------------------------------------------------------------------------------------------
VALUE AS OF GMAB
RIDER EFFECTIVE
DATE                     $100,000          $100,000      Not Applicable       $100,000          $100,000       Not Applicable
-----------------------------------------------------------------------------------------------------------------------------
VALUE AS OF RIDER
MATURITY DATE            $115,000          $100,000         $100,000          $85,000           $100,000          $100,000
-----------------------------------------------------------------------------------------------------------------------------
AMOUNT APPLIED TO
CONTRACT VALUE DUE
TO GMAB RIDER                               $0(1)                                              $15,000(2)
-----------------------------------------------------------------------------------------------------------------------------

      (1) If your Contract Value on the GMAB Rider Maturity Date is equal to or greater than the Benefit Base, we will not apply any additional amounts to your Contract Value. Your GMAB Rider will terminate and we will no longer deduct the annual charge for the rider.

      (2) If your Contract Value on the GMAB Rider Maturity Date is less than the Benefit Base, we will apply additional amounts to your Contract Value so that it is equal to the Benefit Base. The additional amount will be added to the money market Subaccount.

The example below illustrates the impact of making an additional $10,000 Purchase Payment while the GMAB Rider is in effect, specifically the different manner in which we will treat Purchase Payments for purpose of determining the Base Calculation Amount based on when the Purchase Payment is made.

  EXAMPLES OF ADDITIONAL PURCHASE PAYMENTS -- IMPACT ON BASE CALCULATION AMOUNT

                      -----------------------------------------------------------------------------------------------------
                        ADDITIONAL PURCHASE PAYMENT WITHIN 12 MONTHS         ADDITIONAL PURCHASE PAYMENT AFTER 12 MONTHS
---------------------------------------------------------------------------------------------------------------------------
                                                              BASE                                                  BASE
                                          PURCHASE          CALCULATION                         PURCHASE         CALCULATION
                     CONTRACT VALUE        PAYMENT            AMOUNT       CONTRACT VALUE        PAYMENT            AMOUNT
---------------------------------------------------------------------------------------------------------------------------
VALUE AS OF GMAB
RIDER EFFECTIVE
DATE                     $100,000          $100,000         $100,000          $100,000          $100,000          $100,000
---------------------------------------------------------------------------------------------------------------------------
VALUE BEFORE
ADDITIONAL
PURCHASE PAYMENT         $120,000       Not Applicable      $100,000          $120,000       Not Applicable       $100,000
---------------------------------------------------------------------------------------------------------------------------
VALUE AFTER
ADDITIONAL
PURCHASE PAYMENT         $130,000          $10,000          $110,000          $130,000          $10,000           $100,000
---------------------------------------------------------------------------------------------------------------------------

The example below illustrates the impact of making a $10,000 partial withdrawal while the GMAB Rider is in effect, specifically the difference in the manner in which a partial withdrawal affects your Base Calculation Amount in an increasing market versus a decreasing market. The example assumes that the partial withdrawal does not qualify under the GMAB Rider Liquidity Option described below.

      EXAMPLES OF PARTIAL WITHDRAWALS -- IMPACT ON BASE CALCULATION AMOUNT

                              -----------------------------------------------------------------------------------------------
                                                            ASSUMING INCREASING CONTRACT VALUE
-----------------------------------------------------------------------------------------------------------------------------
                              CONTRACT      BASE CALCULATION    PARTIAL WITHDRAWAL    PARTIAL SURRENDER     REDUCTION TO BASE
                                VALUE            AMOUNT               AMOUNT              REDUCTION        CALCULATION AMOUNT
-----------------------------------------------------------------------------------------------------------------------------
VALUE AS OF GMAB RIDER
EFFECTIVE DATE                $100,000          $100,000          Not Applicable        Not Applicable       Not Applicable
-----------------------------------------------------------------------------------------------------------------------------
VALUE IMMEDIATELY PRIOR TO
PARTIAL WITHDRAWAL            $115,000          $100,000          Not Applicable        Not Applicable       Not Applicable
-----------------------------------------------------------------------------------------------------------------------------
VALUE IMMEDIATELY
FOLLOWING PARTIAL
WITHDRAWAL                    $105,000          $90,000               $10,000               $8,696               $10,000
-----------------------------------------------------------------------------------------------------------------------------

                              -----------------------------------------------------------------------------------------------
                                                             ASSUMING DECLINING CONTRACT VALUE
-----------------------------------------------------------------------------------------------------------------------------
                              CONTRACT      BASE CALCULATION    PARTIAL WITHDRAWAL    PARTIAL SURRENDER     REDUCTION TO BASE
                                VALUE            AMOUNT               AMOUNT              REDUCTION        CALCULATION AMOUNT
-----------------------------------------------------------------------------------------------------------------------------
VALUE AS OF GMAB RIDER
EFFECTIVE DATE                $100,000          $100,000          Not Applicable        Not Applicable       Not Applicable
-----------------------------------------------------------------------------------------------------------------------------
VALUE IMMEDIATELY PRIOR TO
PARTIAL WITHDRAWAL             $85,000          $100,000          Not Applicable        Not Applicable       Not Applicable
-----------------------------------------------------------------------------------------------------------------------------
VALUE IMMEDIATELY
FOLLOWING PARTIAL
WITHDRAWAL                     $75,000          $88,235               $10,000              $11,765               $11,765
-----------------------------------------------------------------------------------------------------------------------------

INVESTMENT LIMITATIONS/RESTRICTIONS/REBALANCING

If you elect the GMAB Rider, your Contract will be subject to additional limitations and restrictions on your right to allocate Contract Value among the Subaccounts, your right to request transfers between Subaccounts and your right to allocate Purchase Payments to Subaccounts.

We classify each Subaccount as Class A or Class B based on our assessment of the relative risk and volatility of the Underlying Fund in which the Subaccount invests. Subaccounts that we classify as "Class A" will generally invest in Underlying Funds that invest primarily in equity securities, or securities that we believe will approximate the relative volatility and relative risk of equity securities. Subaccounts that we classify as "Class B" will generally invest in Underlying Funds that invest primarily in debt securities or cash. A Subaccount that invests in an Underlying Fund that invests in a combination of equity securities and debt securities will be classified as either Class A or Class B. We have sole discretion to determine whether a Subaccount is classified as Class A or Class B. We reserve the right to change the classification of a Subaccount from Class A to Class B or from Class B to Class A. Any change in Subaccount classification will apply to Contract Owners who elect the GMAB Rider after the effective date of the change in classification, as well as existing Contract Owner who have the GMAB Rider in force as of the effective date of the change in classification.

You will be required to establish a personal allocation profile at the time that you elect the GMAB Rider specifying the Subaccounts and the allocation percentages for each Subaccount in which you intend to allocate your initial Purchase Payment and any credits that we apply to your initial Purchase Payment. Your personal allocation profile will remain in effect for any additional Purchase Payments you make until you elect to change it. Your personal allocation profile may include any combination of Class A and Class B Subaccounts so long as the overall allocation does not violate the limitations and restrictions described below.

You may only allocate up to 80% of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class A. You must allocate 20% or more of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class B.

Any time that you request a transfer of Contract Value between Subaccounts or make an additional Purchase Payment, you must comply with the following limitations or restrictions:

      o You may allocate your Contract Value in one or more of the Class A Subaccounts that you choose; however, you may only allocate up to 80% of your Contract Value to Subaccounts that we classify as Class A.

      o You may allocate your Contract Value in one or more of the Class B Subaccounts that you choose; however, you must allocate 20% or more of your Contract Value to Subaccounts that we classify as Class B.

      o If you make an additional Purchase Payment, you can only allocate up to 80% of Purchase Payment to Subaccounts that we classify as Class A.

      o If you make an additional Purchase Payment, you must allocate 20% or more of the Purchase Payments to Subaccounts that we classify as Class B.

Any request to transfer Contract Value or allocate subsequent Purchase Payments that would violate these limitations and restrictions will be rejected. You will be required to submit a new request that complies with the applicable limitation or restriction. We will not be responsible for any financial impact caused by delays in processing your transaction if your request is rejected because it does not comply with an applicable limitation or restriction.

REBALANCING: On a quarterly basis, we will rebalance your Contract Value according to the current personal allocation profile that you chose for Class A and Class B Subaccounts. Unless you instruct us otherwise, we will rebalance your Contract Value in each Class A and Class B Subaccount, respectively, according to the relative proportions indicated in your personal allocation profile.

Below is a list of the Subaccounts that are currently offered under the Contract with the applicable classification.

CLASS A SUBACCOUNTS/UNDERLYING FUNDS

AIM VARIABLE INSURANCE FUNDS, INC.
   AIM V.I. Capital Appreciation Fund -- Series II Shares
   AIM V.I. Mid Cap Core Equity Fund -- Series II Shares
   FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
   Franklin Rising Dividends Securities Fund -- Class 2 Shares
   Franklin Small-Mid Cap Growth Securities Fund -- Class 2 Shares Templeton Foreign Securities Fund -- Class 2 Shares

GREENWICH STREET SERIES FUND
   Salomon Brothers Variable Aggressive
     Growth Fund -- Class II Shares
OPPENHEIMER VARIABLE ACCOUNT FUNDS
   Oppenheimer Capital Appreciation Fund/VA -- Service Shares
   Oppenheimer Global Securities Fund/VA -- Service Shares

PIONEER VARIABLE CONTRACTS TRUST
   Pioneer Balanced VCT Portfolio -- Class II Shares
   Pioneer Cullen Value VCT Portfolio -- Class II Shares Pioneer Emerging
     Markets VCT Portfolio -- Class II Shares
   Pioneer Equity Income VCT Portfolio -- Class II Shares
   Pioneer Equity Opportunities VCT Portfolio -- Class II Shares
   Pioneer Europe VCT Portfolio -- Class II Shares
   Pioneer Fund VCT Portfolio -- Class II Shares
   Pioneer Growth Shares VCT Portfolio -- Class II Shares
   Pioneer Ibbotson Aggressive Allocation VCT Portfolio -- Class II Shares Pioneer Ibbotson Growth Allocation VCT Portfolio -- Class II Shares Pioneer Ibbotson Moderate Allocation VCT Portfolio -- Class II Shares Pioneer International Value VCT Portfolio -- Class II Shares
   Pioneer Mid Cap Value VCT Portfolio -- Class II Shares
   Pioneer Oak Ridge Large Cap Growth VCT Portfolio -- Class II Shares Pioneer Papp America-Pacific Rim VCT Portfolio
   Pioneer Papp Small and Mid Cap Growth Portfolio VCT -- Class II Shares Pioneer Real Estate Shares VCT Portfolio -- Class II Shares
   Pioneer Small Cap Value VCT Portfolio -- Class II Shares
   Pioneer Small Company VCT Portfolio -- Class II Shares
   Pioneer Value VCT Portfolio -- Class II Shares

SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
   All Cap Fund -- Class II
   Total Return Fund -- Class II

CLASS B SUBACCOUNTS/UNDERLYING FUNDS

Money Market Portfolio
PIONEER VARIABLE CONTRACTS TRUST
   Pioneer America Income VCT Portfolio -- Class II Shares
   Pioneer Global High Yield VCT Portfolio -- Class II Shares
   Pioneer High Yield VCT Portfolio -- Class II Shares
   Pioneer Strategic Income VCT Portfolio -- Class II Shares

GMAB RIDER LIQUIDITY OPTION

During the 90-day period prior to the 5th anniversary of the Rider Effective Date, you may request a partial withdrawal of up to 15% of the Base Calculation Amount immediately prior to the request. Under this option, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal so long as the withdrawal does not exceed the amount available for withdrawal under this provision. If you request a partial withdrawal greater than 15% of the Base Calculation Amount, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal for amounts withdrawn up to the 15% limit and, for the excess amount, we will reduce the Base Calculation Amount as described above under the sub-section "Base Calculation Amount." Any partial withdrawal you make under this provision will be made free of contingent deferred sales charges that would otherwise apply under the terms of your Contract. Additionally, any withdrawals taken under this feature will reduce your Free Withdrawal Allowance under the Contract.

This feature can only be exercised once before the Rider Maturity Date and must occur during the 90-day period prior to the 5th anniversary of the Rider Effective Date. We reserve the right to require you to exercise your rights under this provision on the anniversary of your Rider Effective Date. You must notify us in a form acceptable to us that you are exercising your rights under this GMAB Rider Liquidity Option.

CANCELLATION OF THE GMAB RIDER

You may elect to cancel the GMAB Rider at any time after the 5th anniversary of the GMAB Rider Effective Date. Upon cancellation, we will no longer deduct the annual charge for the GMAB Rider. Upon cancellation of the GMAB Rider, all rights and benefits under the GMAB Rider will cease. Upon cancellation, we will no longer apply any of the investment limitations and restrictions described above.

GMAB RIDER EXCHANGE OPTION -- If, during the 90-day period following the 5th anniversary of the Rider Effective Date, your Contract Value is greater than the Base Calculation Amount, you may elect to cancel the GMAB Rider and simultaneously elect either a new GMAB Rider or a GMWB Rider. You will be required to meet any eligibility requirements that apply to each rider at the time you make the election.

            EXCHANGE FOR NEW GMAB RIDER: If you elect to cancel the GMAB Rider and elect the GMAB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your new GMAB Rider will be the date we receive your request in good order. Your new GMAB Rider will be subject to a new Rider Maturity Date. The Benefit Base of your prior GMAB Rider will not apply to the new GMAB Rider. Your Contract Value as of the date you elect to exchange your GMAB Rider will be used to determine your initial Base Calculation Amount for the new rider. The new GMAB Rider will be subject to a new charge that may be higher or lower than the charge you paid for your original GMAB Rider. The GMAB Rider that we make available under this Rider Exchange Option will always feature a ten year Rider Period and may include other Rider Period durations.

            EXCHANGE FOR GMWB RIDER: If you elect to cancel the GMAB Rider and elect the GMWB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your GMWB Rider will be the date we receive your request. The GMWB Rider that we make available under this Rider Exchange Option will feature a 10% minimum annual withdrawal amount. The GMWB Rider will be subject to the charge then in effect for a GMWB Rider that is offered under this Rider Exchange Option.

TERMINATION

The GMAB Rider will terminate on the earliest to occur of: (1) the Rider Maturity Date; (2) the date you elect to begin receiving Annuity Payments under the Contract; (3) the date you fully surrender your Contract; (4) the date you elect to cancel the GMAB Rider (including assignments); (5) the date we receive Due Proof of Death if the surviving spouse or beneficiary does not elect to continue the Contract (if allowed); or (6) the date the GMAB Rider is cancelled and replaced with a new GMAB Rider or GMWB Rider under the Rider Exchange Option.

The annual charge for the GMAB Rider will no longer be deducted and all guarantees will cease when the rider is terminated. Further, any investment limitations and restrictions will no longer apply after the GMAB Rider is terminated. If the GMAB Rider is terminated before the Rider Maturity Date, the Benefit Base will not be paid.

CHARGE FOR GMAB

If you elect the GMAB Rider, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.50% from your Contract Value invested in the Subaccounts. The charge will be applied and will not change from the Rider Effective Date until the Rider Maturity Date unless the rider is cancelled or terminates prior to such date. If you elect to terminate the GMAB Rider prior to the Rider Maturity Date, the charge will no longer be deducted. If you elect to exchange this GMAB Rider and elect a new GMAB Rider under the Rider Exchange Option (described above), the current charge in effect for the GMAB rider will be applied, which may be higher or lower than the charge you paid for this rider.

ADDITIONAL CONSIDERATIONS

      o Your Contract cannot have any outstanding loans if you elect the GMAB Rider. Further, you may not request a loan from your Contract if you have previously elected the GMAB Rider.

      o If you die while the GMAB Rider is in effect, and your surviving spouse or Beneficiary elects to continue the Contract under the spousal contract continuance or beneficiary contract continuance provision, then the GMAB Rider will remain in effect and will continue until the Rider Maturity Date.

      o Any DCA Program that is in effect while the GMAB Rider is in effect must meet the investment limitations and restrictions of the GMAB Rider, as described above. In addition, you may not request a DCA Program that makes transfers from Class B Subaccounts to Class A Subaccounts.

      o If you are expecting to request withdrawals from your Contract, including withdrawals intended to satisfy required minimum distribution requirements, the impact of such withdrawals on the guarantees provided under the GMAB Rider will make the rider less valuable.

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive regular payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments, (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90th birthday for Non-qualified Contracts, 70th birthday for Qualified Contracts, or ten years after the effective date of the Contract, if later.

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 85th birthday for Non-qualified Contracts or, for Qualified Contracts, to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under Variable Annuity, except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the fixed Annuity Payment will be determined using the Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS
--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in Election of Options above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period without Life Contingency. We will make payments for the period selected.

Option 6 -- Other Annuity Options. The Company will make any other arrangements for Annuity Payments as may be mutually agreed upon.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the "Payments for a Fixed Period without Life Contingency" variable annuity option.

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of

Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $1,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

The Travelers Insurance Company and The Travelers Life and Annuity Company each sponsor Separate Accounts: Separate Account Thirteen and Separate Account Fourteen, respectively. Both Separate Account Thirteen and Separate Account Fourteen were established on November 14, 2002 and are registered with the SEC as unit investment trusts (Separate Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of Separate Account Thirteen and Separate Account Fourteen for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P., GMAB or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Fund Option. In those cases, we can create "hypothetical historical performance" of a Variable Fund Option. These figures show the performance that the Variable Fund Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Earnings under annuity contracts, like interest payable as fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income (top rate of 35%).

TAX-FREE EXCHANGES: Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including the amount attributable to Purchase Payments, whether paid in the form of lump-sum withdrawals or Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified plan funding vehicles are generally not subject to current taxation. We have provided a more complete discussion in the SAI.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasure regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the individual beneficiaries (and in certain situations, trusts for individuals), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified.

As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal (distribution made prior to the Maturity Date), or as periodic Annuity Payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws. Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes.

If a non-qualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income for federal income tax purposes at the time of the transfer.

If you make a partial withdrawal of your annuity balance, the distribution will generally be taxed as first coming from earnings, (income in the Contract), and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) As a general rule, there is income in the Contract to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a guaranteed minimum withdrawal benefit. Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a guaranteed minimum withdrawal benefit.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the joint owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico, and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non-resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code, with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

                                OTHER INFORMATION
--------------------------------------------------------------------------------

THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.

The Travelers Insurance Company is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

On January 31, 2005, CITIGROUP INC. announced that it has agreed to sell its life insurance and annuity businesses to METLIFE, INC. The proposed sale would include the following insurance companies that issue the variable annuity contract described in this prospectus:

o     The Travelers Insurance Company ("TIC")

o     The Travelers Life and Annuity Company ("TLAC")

The proposed sale would also include TIC and TLAC's affiliated investment advisory companies, Travelers Asset Management International Company LLC, and Travelers Investment Adviser Inc., each of which serves as the investment advisor for certain of the funding options that may be available under your variable contract.

The transaction is subject to certain domestic and international regulatory approvals, as well as other customary conditions to closing. The transaction is expected to close this summer. Under the terms of the transaction, The Travelers Insurance Company will distribute its ownership of Primerica Life Insurance Company and certain other assets, including shares of Citigroup preferred stock, to Citigroup Inc., or its subsidiaries prior to the closing. The Travelers Insurance Company has filed a current report on Form 8-K on February 2, 2005 with additional information about the transaction, including pro forma financial information. The filing can be found at the SEC's Internet website at http://www.sec.gov.

The transaction will not affect the terms or conditions of your variable annuity, and The Travelers Insurance Company or The Travelers Life and Annuity Company will remain fully responsible for their respective contractual obligations to variable annuity contract owners.

FINANCIAL STATEMENTS

The financial statements for the Company are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. The Travelers Insurance Company and The Travelers Life and Annuity Company (together the "Company") have appointed Travelers Distribution LLC ("TDLLC") to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. TDLLC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses TDLLC for expenses TDLLC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). TDLLC does not retain any fees under the Contracts; however, TDLLC may receive 12b-1 fees from the Underlying Funds.

TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. TDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities

Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

TDLLC and the Company enter into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.

COMPENSATION. Broker-dealers who have selling agreements with TDLLC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor or disfavor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives). We may periodically establish compensation specials whereby we pay a higher amount for sales of the Contract during a specified period. While a compensation special is in effect, registered representatives may be inclined to favor a product that pays a higher compensation over another product where a compensation special is not in effect. We are not currently offering any compensation specials.

This Contract does not assess a front-end sales charge, so you do not directly pay for sales and distribution expenses. Instead, you indirectly pay for sales and distribution expenses through the overall charges and fees assessed under your Contract. For example, any profits the Company may realize through assessing the mortality and expense risk charge under your Contract may be used to pay for sales and distribution expenses. The Company may also pay for sales and distribution expenses out of any payments the Company or TDLLC may receive from the Underlying Funds for providing administrative, marketing and other support and services to the Underlying Funds. If your Contract assesses a Contingent Deferred Sales Charge, proceeds from this charge may be used to reimburse the Company for sales and distribution expenses. No additional sales compensation is paid if you select any optional benefits under your Contract.

To the extent permitted by NASD rules and other applicable laws and regulations, TDLLC may pay or allow other promotional incentives or payments in the form of cash or other compensation.

The Company and TDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and TDLLC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by TDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products.The Company and TDLLC have entered into preferred distribution arrangements with AIG Advisor Group (including Advantage Capital Corporation, FSC Securities Corporation, Royal Alliance Associates, Inc., Sentra Securities

Corporation, Spelman & Co., Inc. and SunAmerica Securities, Inc.), Citigroup Global Markets Inc. (f/k/a Smith Barney), Citicorp Investment Services, Inc., Linsco/Private Ledger, and Merrill Lynch, Pierce, Fenner & Smith, Incorporated.

The Company and TDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser to one or more Underlying Funds or serves as a subadviser to a Portfolio of The Travelers Series Trust or Travelers Series Fund Inc., which are offered under the Contracts. These firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., Salomon Brothers Asset Management and Smith Barney Fund Management. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Contracts.

SALE OF VARIABLE ANNUITIES BY AFFILIATES OF THE COMPANY. The Company and TDLLC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company. Because of the affiliation, these broker-dealer firms and their registered representatives may favor the Company's products.

CITICORP INVESTMENT SERVICES, INC. The Company and TDLLC have entered into a selling agreement with Citicorp Investment Services, Inc. ("CIS"), which is affiliated with the Company. CIS is a subsidiary of Citibank, N.A. Registered representatives of CIS, who are properly licensed and appointed, may offer the Contract to customers.

CITIGROUP GLOBAL MARKETS INC. The Company and TDLLC have entered into a selling agreement with Citigroup Global Markets Inc. ("Smith Barney"), which is affiliated with the Company. Smith Barney is a subsidiary of Citigroup. Registered representatives of Smith Barney, who are properly licensed and appointed, may offer the Contract to customers.

WHOLESALER BROKER-DEALERS. The Company and TDLLC have entered into agreements with certain broker-dealers who receive compensation for providing services related to the wholesale distribution of the Contracts, in particular providing marketing support to the retail broker-dealer firms with which we enter into selling agreements.

PIONEER FUNDS DISTRIBUTOR, INC. The Company and TDLLC have entered into a distribution arrangement with Pioneer Funds Distributor, Inc. ("PFD") under which the Company and TDLLC pay PFD a fee of 1.0% of all Purchase Payment made under the Contracts for providing wholesale distribution support in relation to the Pioneer Annuistar line of products. In addition, PFD receives a portion of the administrative, marketing or other support service payments made to the Company or TDLLC by certain of the Underlying Funds. The Pioneer Annuistar line of products feature portfolios of the Pioneer Variable Contracts Trust as Variable Funding Options. Pioneer Variable Contracts Trust is advised by Pioneer Investment Management Inc. and the portfolios are distributed by PFD, its affiliate. Pioneer Variable Contracts Trust and PFD have also entered into agreement(s) with the Company and TDLLC under which a fee is payable by PFD (based on average net assets of the Underlying Funds attributable to the Contracts) in connection with the Company's provision of administrative, marketing or other support services to the Fund.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS AND OPINIONS

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the Contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the Deputy General Counsel of the Companies.

In 2003 and 2004, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Company has received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. During 2004 the SEC requested additional information about the Company's variable product operations on market timing, late trading and revenue sharing, and the SEC, the National Association of Securities Dealers and the New York Insurance Department have made inquiries into these issues and other matters associated with the sale and distribution of insurance products. In addition, like many insurance companies and agencies, in 2004 and 2005 the Company received inquiries from certain state Departments of Insurance regarding producer compensation and bidding practices. The Company is cooperating fully with all of these requests and is not able to predict their outcomes.

Notwithstanding the above, there are no pending legal proceedings affecting either the Separate Account or the principal underwriter. There are no pending legal proceedings against either Company likely to have a material adverse affect on the ability of either Company to meet its obligations under the applicable Contract.

                  APPENDIX A -- CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

              TIC SEPARATE ACCOUNT THIRTEEN FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix E. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                         SEPARATE ACCOUNT CHARGES 1.50%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
--------------                                                 ----    -------------   -------------      ---------------
   Money Market Portfolio (8/03)............................   2004        0.998           0.993                  17,295
                                                               2003        1.000           0.998                      --

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund -- Series II (9/03)...   2004        1.080           1.132                   3,111
                                                               2003        1.000           1.080                      --

   AIM V.I. Mid Cap Core Equity Fund -- Series II (12/03)...   2004        1.069           1.196                  15,835
                                                               2003        1.000           1.069                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund -- Class 2
   Shares (6/03)............................................   2004        1.090           1.192                  70,039
                                                               2003        1.000           1.090                      --

   Franklin Small Cap Fund -- Class 2 Shares (11/03)........   2004        1.082           1.188                  24,145
                                                               2003        1.000           1.082                      --

   Templeton Foreign Securities Fund -- Class 2 Shares (9/03)  2004        1.114           1.301                  49,294
                                                               2003        1.000           1.114                      --

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund --
   Class II Shares (9/03)...................................   2004        1.078           1.155                  14,090
                                                               2003        1.000           1.078                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
--------------                                                 ----    -------------   -------------      ---------------
Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA -- Service
   Shares (6/03)............................................   2004        1.090           1.144                  10,010
                                                               2003        1.000           1.090                      --

   Oppenheimer Global Securities Fund/VA -- Service
   Shares (11/03)...........................................   2004        1.156           1.354                  60,486
                                                               2003        1.000           1.156                      --

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio -- Class II
   Shares (12/03)...........................................   2004        1.008           1.023                   2,195
                                                               2003        1.000           1.008                      --

   Pioneer Balanced VCT Portfolio -- Class II Shares (11/03)   2004        1.053           1.085                 134,453
                                                               2003        1.000           1.053                      --

   Pioneer Emerging Markets VCT Portfolio -- Class II
   Shares (11/03)...........................................   2004        1.202           1.406                   9,129
                                                               2003        1.000           1.202                      --

   Pioneer Equity Income VCT Portfolio -- Class II
   Shares (9/03)............................................   2004        1.093           1.249                  61,277
                                                               2003        1.000           1.093                      --

   Pioneer Europe VCT Portfolio -- Class II Shares (9/03)...   2004        1.177           1.371                  16,467
                                                               2003        1.000           1.177                      --

   Pioneer Fund VCT Portfolio -- Class II Shares (9/03).....   2004        1.094           1.195                  32,526
                                                               2003        1.000           1.094                      --

   Pioneer Growth Shares VCT Portfolio -- Class II
   Shares (11/03)...........................................   2004        1.044           1.094                      --
                                                               2003        1.000           1.044                      --

   Pioneer High Yield VCT Portfolio -- Class II Shares (9/03)  2004        1.066           1.132                  40,999
                                                               2003        1.000           1.066                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
--------------                                                 ----    -------------   -------------      ---------------
   Pioneer International Value VCT Portfolio -- Class II
   Shares (1/04)............................................   2004        1.153           1.345                   2,269
                                                               2003        1.000           1.153                      --

   Pioneer Mid Cap Value VCT Portfolio -- Class II
   Shares (9/03)............................................   2004        1.131           1.357                  39,092
                                                               2003        1.000           1.131                      --

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio --
   Class II Shares (5/04)...................................   2004        1.023           1.096                  96,995

   Pioneer Papp America-Pacific Rim Fund VCT -- Class II
   Shares (7/04)............................................   2004        0.994           1.002                   8,579

   Pioneer Papp Small & Mid Cap Growth VCT Portfolio --
   Class II Shares (7/04)...................................   2004        1.050           1.074                   8,266

   Pioneer Real Estate Shares VCT Portfolio -- Class II
   Shares (9/03)............................................   2004        1.102           1.470                   8,334
                                                               2003        1.000           1.102                      --

   Pioneer Small Cap Value VCT Portfolio -- Class II
   Shares (9/03)............................................   2004        1.101           1.300                  19,409
                                                               2003        1.000           1.101                      --

   Pioneer Small Company VCT Portfolio -- Class II
   Shares (6/03)............................................   2004        1.062           1.185                      --
                                                               2003        1.000           1.062                      --

   Pioneer Strategic Income VCT Portfolio -- Class II
   Shares (9/03)............................................   2004        1.056           1.144                  15,869
                                                               2003        1.000           1.056                      --

   Pioneer Value VCT Portfolio -- Class II Shares (12/03)...   2004        1.098           1.205                   8,757
                                                               2003        1.000           1.098                      --

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund -- Class II (6/03).....................   2004        1.062           1.135                   9,357
                                                               2003        1.000           1.062                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 2.45%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
--------------                                                 ----    -------------   -------------      ---------------
   Money Market Portfolio (8/03)............................   2004        1.000           0.994                      --

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund --
   Series II (9/03).........................................   2004        1.000           1.054                      --

   AIM V.I. Mid Cap Core Equity Fund --
   Series II (12/03)........................................   2004        1.000           1.065                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund -- Class 2
   Shares (6/03)............................................   2004        1.000           1.072                      --

   Franklin Small Cap Fund -- Class 2 Shares (11/03)........   2004        1.000           1.084                      --

   Templeton Foreign Securities Fund -- Class 2 Shares (9/03)  2004        1.000           1.155                      --

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund --
   Class II Shares (9/03)...................................   2004        1.000           1.052                      --

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA -- Service
   Shares (6/03)............................................   2004        1.000           1.046                      --

   Oppenheimer Global Securities Fund/VA -- Service
   Shares (11/03)...........................................   2004        1.000           1.168                      --

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio -- Class II
   Shares (12/03)...........................................   2004        1.000           1.032                      --

   Pioneer Balanced VCT Portfolio -- Class II Shares (11/03)   2004        1.000           1.025                      --

   Pioneer Emerging Markets VCT Portfolio -- Class II
   Shares (11/03)...........................................   2004        1.000           1.295                      --

   Pioneer Equity Income VCT Portfolio -- Class II
   Shares (9/03)............................................   2004        1.000           1.124                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
--------------                                                 ----    -------------   -------------      ---------------
   Pioneer Europe VCT Portfolio -- Class II Shares (9/03)...   2004        1.000           1.177                      --

   Pioneer Fund VCT Portfolio -- Class II Shares (9/03).....   2004        1.000           1.090                      --

   Pioneer Growth Shares VCT Portfolio -- Class II
   Shares (11/03)...........................................   2004        1.000           1.081                      --

   Pioneer High Yield VCT Portfolio -- Class II Shares (9/03)  2004        1.000           1.084                      --

   Pioneer International Value VCT Portfolio -- Class II
   Shares (1/04)............................................   2004        1.000           1.170                      --

   Pioneer Mid Cap Value VCT Portfolio -- Class II
   Shares (9/03)............................................   2004        1.000           1.143                      --

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio --
   Class II Shares (5/04)...................................   2004        1.000           1.070                      --

   Pioneer Papp America-Pacific Rim Fund VCT -- Class II
   Shares (7/04)............................................   2004        0.989           0.992                      --

   Pioneer Papp Small & Mid Cap Growth VCT Portfolio --
   Class II Shares (7/04)...................................   2004        0.992           1.010                      --

   Pioneer Real Estate Shares VCT Portfolio -- Class II
   Shares (9/03)............................................   2004        1.000           1.307                      --

   Pioneer Small Cap Value VCT Portfolio -- Class II
   Shares (9/03)............................................   2004        1.000           1.153                      --

   Pioneer Small Company VCT Portfolio -- Class II
   Shares (6/03)............................................   2004        1.000           1.107                      --

   Pioneer Strategic Income VCT Portfolio -- Class II
   Shares (9/03)............................................   2004        1.000           1.098                      --

   Pioneer Value VCT Portfolio -- Class II Shares (12/03)...   2004        1.000           1.086                      --

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund -- Class II (6/03).....................   2004        1.000           1.053                      --

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2004.

"Number of Units outstanding at the end of the year" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

                  APPENDIX B --CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

              TLAC SEPARATE ACCOUNT FOURTEEN FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix E. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                         SEPARATE ACCOUNT CHARGES 1.50%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
--------------                                                 ----    -------------   -------------      ---------------
   Money Market Portfolio (6/03)............................   2004        0.998           0.993                  30,405
                                                               2003        1.000           0.998                      --

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund -- Series II (6/03)...   2004        1.080           1.132                 120,083
                                                               2003        1.000           1.080                      --

   AIM V.I. Mid Cap Core Equity Fund -- Series II (6/03)....   2004        1.069           1.196                  35,176
                                                               2003        1.000           1.069                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund -- Class 2
   Shares (6/03)............................................   2004        1.090           1.192                 154,714
                                                               2003        1.000           1.090                      --

   Franklin Small Cap Fund -- Class 2 Shares (6/03).........   2004        1.082           1.188                  99,721
                                                               2003        1.000           1.082                      --

   Templeton Foreign Securities Fund -- Class 2 Shares (6/03)  2004        1.114           1.301                 129,147
                                                               2003        1.000           1.114                      --

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund --
   Class II Shares (7/03)...................................   2004        1.078           1.155                  81,090
                                                               2003        1.000           1.078                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
--------------                                                 ----    -------------   -------------      ---------------
Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA -- Service
   Shares (6/03)............................................   2004        1.090           1.144                  37,628
                                                               2003        1.000           1.090                      --

   Oppenheimer Global Securities Fund/VA -- Service
   Shares (8/03)............................................   2004        1.156           1.354                  33,598
                                                               2003        1.000           1.156                      --

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio -- Class II
   Shares (7/03)............................................   2004        1.008           1.023                 215,877
                                                               2003        1.000           1.008                      --

   Pioneer Balanced VCT Portfolio -- Class II Shares (6/03).   2004        1.053           1.085                 293,506
                                                               2003        1.000           1.053                      --

   Pioneer Emerging Markets VCT Portfolio -- Class II
   Shares (6/03)............................................   2004        1.202           1.406                  97,075
                                                               2003        1.000           1.202                      --

   Pioneer Equity Income VCT Portfolio -- Class II
   Shares (6/03)............................................   2004        1.093           1.249                 166,783
                                                               2003        1.000           1.093                      --

   Pioneer Europe VCT Portfolio -- Class II Shares (9/03)...   2004        1.177           1.371                      --
                                                               2003        1.000           1.177                      --

   Pioneer Fund VCT Portfolio -- Class II Shares (6/03).....   2004        1.094           1.195                 209,976
                                                               2003        1.000           1.094                      --

   Pioneer Growth Shares VCT Portfolio -- Class II
   Shares (7/03)............................................   2004        1.044           1.094                  57,516
                                                               2003        1.000           1.044                      --

   Pioneer High Yield VCT Portfolio -- Class II Shares (6/03)  2004        1.066           1.132                  83,301
                                                               2003        1.000           1.066                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
--------------                                                 ----    -------------   -------------      ---------------
   Pioneer International Value VCT Portfolio -- Class II
   Shares (7/03)............................................   2004        1.153           1.345                  11,032
                                                               2003        1.000           1.153                      --

   Pioneer Mid Cap Value VCT Portfolio -- Class II
   Shares (6/03)............................................   2004        1.131           1.357                  92,801
                                                               2003        1.000           1.131                      --

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio --
   Class II Shares (4/04)...................................   2004        1.039           1.096                  55,611

   Pioneer Papp America-Pacific Rim Fund VCT -- Class II
   Shares (4/04)............................................   2004        1.027           1.002                      --

   Pioneer Papp Small & Mid Cap Growth VCT Portfolio --
   Class II Shares (3/04)...................................   2004        0.990           1.074                  56,059

   Pioneer Real Estate Shares VCT Portfolio -- Class II
   Shares (7/03)............................................   2004        1.102           1.470                   4,831
                                                               2003        1.000           1.102                      --

   Pioneer Small Cap Value VCT Portfolio -- Class II
   Shares (8/03)............................................   2004        1.101           1.300                  35,210
                                                               2003        1.000           1.101                      --

   Pioneer Small Company VCT Portfolio -- Class II
   Shares (6/03)............................................   2004        1.062           1.185                      --
                                                               2003        1.000           1.062                      --

   Pioneer Strategic Income VCT Portfolio -- Class II
   Shares (6/03)............................................   2004        1.056           1.144                 185,891
                                                               2003        1.000           1.056                      --

   Pioneer Value VCT Portfolio -- Class II Shares (7/03)....   2004        1.098           1.205                 160,295
                                                               2003        1.000           1.098                      --

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund -- Class II (6/03).....................   2004        1.062           1.135                     971
                                                               2003        1.000           1.062                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 2.45%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
--------------                                                 ----    -------------   -------------      ---------------
   Money Market Portfolio (6/03)............................   2004        1.000           0.994                      --

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund -- Series II (6/03)...   2004        1.000           1.054                      --

   AIM V.I. Mid Cap Core Equity Fund -- Series II (6/03)....   2004        1.000           1.065                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund -- Class 2
   Shares (6/03)............................................   2004        1.000           1.072                      --

   Franklin Small Cap Fund -- Class 2 Shares (6/03).........   2004        1.000           1.084                      --

   Templeton Foreign Securities Fund -- Class 2 Shares (6/03)  2004        1.000           1.155                      --

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund --
   Class II Shares (7/03)...................................   2004        1.000           1.052                      --

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA -- Service
   Shares (6/03)............................................   2004        1.000           1.046                      --

   Oppenheimer Global Securities Fund/VA -- Service
   Shares (8/03)............................................   2004        1.000           1.168                      --

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio -- Class II
   Shares (7/03)............................................   2004        1.000           1.032                      --

   Pioneer Balanced VCT Portfolio -- Class II Shares (6/03).   2004        1.000           1.025                      --

   Pioneer Emerging Markets VCT Portfolio -- Class II
   Shares (6/03)............................................   2004        1.000           1.295                      --

   Pioneer Equity Income VCT Portfolio -- Class II
   Shares (6/03)............................................   2004        1.000           1.124                      --

   Pioneer Europe VCT Portfolio -- Class II Shares (9/03)...   2004        1.000           1.177                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
--------------                                                 ----    -------------   -------------      ---------------
   Pioneer Fund VCT Portfolio -- Class II Shares (6/03).....   2004        1.000           1.090                      --

   Pioneer Growth Shares VCT Portfolio -- Class II
   Shares (7/03)............................................   2004        1.000           1.081                      --

   Pioneer High Yield VCT Portfolio -- Class II Shares (6/03)  2004        1.000           1.084                      --

   Pioneer International Value VCT Portfolio -- Class II
   Shares (7/03)............................................   2004        1.000           1.170                      --

   Pioneer Mid Cap Value VCT Portfolio -- Class II
   Shares (6/03)............................................   2004        1.000           1.143                      --

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio --
   Class II Shares (4/04)...................................   2004        1.000           1.070                      --

   Pioneer Papp America-Pacific Rim Fund VCT -- Class II
   Shares (4/04)............................................   2004        1.000           0.992                      --

   Pioneer Papp Small & Mid Cap Growth VCT Portfolio --
   Class II Shares (3/04)...................................   2004        1.000           1.010                      --

   Pioneer Real Estate Shares VCT Portfolio -- Class II
   Shares (7/03)............................................   2004        1.000           1.307                      --

   Pioneer Small Cap Value VCT Portfolio -- Class II
   Shares (8/03)............................................   2004        1.000           1.153                      --

   Pioneer Small Company VCT Portfolio -- Class II
   Shares (6/03)............................................   2004        1.000           1.107                      --

   Pioneer Strategic Income VCT Portfolio -- Class II
   Shares (6/03)............................................   2004        1.000           1.098                      --

   Pioneer Value VCT Portfolio -- Class II Shares (7/03)....   2004        1.000           1.086                      --

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund -- Class II (6/03).....................   2004        1.000           1.053                      --

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2004.

"Number of Units outstanding at the end of the year" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

                                   APPENDIX C
--------------------------------------------------------------------------------

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors.

TRANSFERS

You may make transfers from the Fixed Account to any available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX D
--------------------------------------------------------------------------------

WAIVER OF WITHDRAWAL CHARGE FOR NURSING HOME CONFINEMENT (AVAILABLE ONLY IF THE
        OWNER IS AGE 70 OR YOUNGER ON THE DATE THE CONTRACT IS ISSUED.)

If, after the first Contract Year and before the Maturity Date, and you begin confinement in an eligible nursing home, you may surrender or make withdrawal, subject to the maximum withdrawal amount described below, without incurring a withdrawal charge. In order for the Company to waive the withdrawal charge, the withdrawal must be made during continued confinement in an eligible nursing home after the qualifying period has been satisfied, or within sixty (60) days after such confinement ends. The qualifying period is confinement in an eligible nursing home for ninety (90) consecutive days. We will require proof of confinement in a form satisfactory to us, which may include certification by a licensed physician that such confinement is medically necessary.

An eligible nursing home is defined as an institution or special nursing unit of a hospital which:

      (a)   is Medicare approved as a provider of skilled nursing care services;
            and

      (b) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.

                                       OR

Meets all of the following standards:

      (a) is licensed as a nursing care facility by the state in which it is licensed;

      (b) is either a freestanding facility or a distinct part of another facility such as a ward, wing, unit or swing-bed of a hospital or other facility;

      (c) provides nursing care to individuals who are not able to care for themselves and who require nursing care;

      (d) provides, as a primary function, nursing care and room and board; and charges for these services;

      (e) provides care under the supervision of a licensed physician, registered nurse (RN) or licensed practical nurse (LPN);

      (f) may provide care by a licensed physical, respiratory, occupational or speech therapist; and

      (g) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.

We will not waive withdrawal charges if confinement is due to one or more of the following causes:

      (a) mental, nervous, emotional or personality disorder without demonstrable organic disease, including, but not limited to, neurosis, psychoneurosis, psychopathy or psychosis

      (b) the voluntary taking or injection of drugs, unless prescribed or administered by a licensed physician

      (c) the voluntary taking of any drugs prescribed by a licensed physician and intentionally not taken as prescribed

      (d) sensitivity to drugs voluntarily taken, unless prescribed by a physician

      (e) drug addiction, unless addiction results from the voluntary taking of drugs prescribed by a licensed physician, or the involuntary taking of drugs.

FILING A CLAIM: You must provide the Company with written notice of a claim during continued confinement after the 90-day qualifying period, or within sixty days after such confinement ends.

The maximum withdrawal amount for which we will waive the withdrawal charge is the Contract Value on the next Valuation Date following written proof of claim, less any Purchase Payments made within a one-year period before confinement in an eligible nursing home begins, less any Purchase Payments made on or after the Annuitant's 71st birthday.

We will pay any withdrawal requested under the scope of this waiver as soon as we receive proper written proof of your claim, and we will pay the withdrawal in a lump sum. You should consult with your personal tax adviser regarding the tax impact of any withdrawals taken from your Contract.

                                   APPENDIX E
--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

                        The Insurance Company
                        Principal Underwriter
                        Distribution and Principal Underwriting Agreement Valuation of Assets
                        Federal Tax Considerations
                        Independent Accountants
                        Financial Statements

--------------------------------------------------------------------------------

Copies of the Statement of Additional Information dated May 2, 2005 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to:
Travelers Life & Annuity at One Cityplace, 3CP, Hartford, Connecticut 06103-3415. The Travelers Insurance Company Statement of Additional Information is printed on Form L-19933S-TIC, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-19933S-TLAC.

Name:
         -----------------------------------------------------------------------
Address:
         -----------------------------------------------------------------------

         -----------------------------------------------------------------------

                       THIS PAGE INTENTIONALLY LEFT BLANK.

L-23048                                                              May 2, 2005
                                                                   15422-00-0404

                                     PART B
                                       SAI

                           PIONEER ANNUISTARSM ANNUITY
                             PORTFOLIO ARCHITECT II
                            PIONEER ANNUISTARSM VALUE


                       STATEMENT OF ADDITIONAL INFORMATION


                                      DATED


                                   MAY 2, 2005


                                       FOR


              TIC SEPARATE ACCOUNT THIRTEEN FOR VARIABLE ANNUITIES


                                    ISSUED BY


                         THE TRAVELERS INSURANCE COMPANY

This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Variable Annuity Contract Prospectus dated May 2, 2005. A copy of the Prospectus may be obtained by writing to The Travelers Insurance Company, Annuity Services, One Cityplace, Hartford, Connecticut 06103-3415, or by calling (800) 842-8573 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.




                                TABLE OF CONTENTS

THE INSURANCE COMPANY.....................................................     2
PRINCIPAL UNDERWRITER.....................................................     2
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT.........................     2
VALUATION OF ASSETS.......................................................     3
FEDERAL TAX CONSIDERATIONS................................................     4
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.............................     7
CONDENSED FINANCIAL INFORMATION...........................................     8
FINANCIAL STATEMENTS......................................................    F1

                              THE INSURANCE COMPANY

The Travelers Insurance Company (the "Company"), is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. The Company is licensed to conduct a life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands, and the Bahamas. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06183 and its telephone number is (860) 308-1000.

The Company is a wholly owned subsidiary of Citigroup Insurance Holding Corporation, which is an indirect, wholly owned subsidiary of Citigroup Inc. ("Citigroup"), a diversified global financial services holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. Citigroup's activities are conducted through the Global Consumer, Global Corporate, Global Investment Management and Private Banking, and Investment Activities.
On January 31, 2005, CITIGROUP INC. announced that it has agreed to sell its life insurance and annuity businesses to METLIFE, INC. The proposed sale would include the following insurance companies that issue the variable annuity or variable life insurance contract described in your prospectus:

     o   The Travelers Insurance Company ("TIC")

     o   The Travelers Life and Annuity Company ("TLAC")

The proposed sale would also include TIC and TLAC's affiliated investment advisory companies, Travelers Asset Management International Company LLC, and Travelers Investment Adviser Inc., each of which serves as the investment advisor for certain of the funding options that may be available under your variable contract.

The transaction is subject to certain domestic and international regulatory approvals, as well as other customary conditions to closing. The transaction is expected to close this summer. Under the terms of the transaction, The Travelers Insurance Company will distribute its ownership of Primerica Life Insurance Company and certain other assets, including shares of Citigroup preferred stock, to Citigroup Inc., or its subsidiaries prior to the closing. The Travelers Insurance Company has filed a current report on Form 8-K on February 2, 2005 with additional information about the transaction, including pro forma financial information. The filing can be found at the SEC's Internet website at http://www.sec.gov.


The transaction will not affect the terms or conditions of your variable annuity or variable life insurance contract, and The Travelers Insurance Company or The Travelers Life and Annuity Company will remain fully responsible for their respective contractual obligations to variable annuity or variable life insurance contract owners.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE SEPARATE ACCOUNT. TIC Separate Account Thirteen for Variable Annuities (the "Separate Account") meets the definition of a separate account under the federal securities laws, and complies with the provisions of the 1940 Act. Additionally, the operations of the Separate Account are subject to the provisions of Section 38a-433 of the Connecticut General Statutes which authorizes the Connecticut Insurance Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.

                              PRINCIPAL UNDERWRITER

Travelers Distribution LLC ("TDLLC") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut. TDLLC is affiliated with the Company and the Separate Account.

                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, TDLLC and the Company, TDLLC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses TDLLC for certain sales and overhead expenses connected with sales functions.

                         TDLLC UNDERWRITING COMMISSIONS

--------------------------------------------------------------------------------
                               UNDERWRITING
                               COMMISSIONS                     AMOUNT OF
                              PAID TO TDLLC             UNDERWRITING COMMISSIONS
YEAR                          BY THE COMPANY                RETAINED BY TDLLC
--------------------------------------------------------------------------------

2004                            $132,410                          $0
--------------------------------------------------------------------------------

2003                             $73,223                          $0
--------------------------------------------------------------------------------

2002                             $88,393                          $0
--------------------------------------------------------------------------------


                              VALUATION OF ASSETS

FUNDING OPTIONS: The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Any security not traded on a securities exchange but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Securities traded on the over-the-counter-market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by "marking to market" (computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.) "Marking to market" takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.

THE CONTRACT VALUE: The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a funding option from one valuation period to the next. The net investment factor for a funding option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable funding option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a funding option is equal to (a) minus (b), divided by (c) where:

          (a) = investment income plus capital gains and losses (whether realized or unrealized);

          (b)  = any deduction for applicable taxes (presently zero); and

          (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A funding option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each funding option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each funding option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each funding option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the annuity unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the valuation period just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a Valuation Period of one day is
1.000081 and, for a period of two days, is 1.000081 X 1.000081.)


                           FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70 1/2 or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the Contract Owner attains 70 1/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant. You should note that the U.S. Treasury recently issued regulations clarifying the operation of the required minimum distribution rules.

NONQUALIFIED ANNUITY CONTRACTS

Individuals may purchase tax-deferred annuities without any limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains, taxable at 15% or less) relative to the ordinary income treatment received on annuity income and interest received on fixed instruments (notes, bonds, etc.).

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and
(b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002 - 2004, $4,000 for calendar years 2005-2007, and $5,000 for 2008, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up" contributions may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $40,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM

Effective January 1, 1997, employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit was increased under EGTRRA. The applicable limit was increased under EGTRRA to $7,000 for 2002, $8,000 for 2003, $9,000 in 2004, $10,000 in 2005 (which will be indexed for inflation for years after 2005. (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.

ROTH IRAS

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

The annual limits that apply to the amounts that may be contributed to a defined contribution plan each year were increased by EGTRRA. The maximum total annual limit was increased from $35,000 to $40,000 ($42,000 for 2005). The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") increase on a graduated basis; $11,000 in 2002, $12,000 in 2003, $13,000 in 2004, $14,000 in 2005 and $15,000 in 2006. The $15,000 annual limit will be indexed for inflation after 2006. Additional "catch-up contributions" may be made by individuals age 50 or over.

Amounts attributable to salary reduction contributions under Code Section 401(k) and income thereon may not be withdrawn prior to severance from employment, death, total and permanent disability, attainment of age 59 1/2, or in the case of hardship.

SECTION 403(B) PLANS

Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($14,000 in 2005).

Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(B) PLANS OR ARRANGEMENTS, FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS SPONSORED BY GOVERNMENTAL ENTITIES

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

                   (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

                   (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

                   (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70 1/2 or as otherwise required by law, or

                   (d)    the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2.    OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE YEAR)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and generally cannot elect out of withholding.


                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


KPMG LLP, One Financial Plaza, Hartford, CT 06103 has been selected as independent registered public accounting firm to examine and report on the account's financial statements.

The consolidated financial statements and schedules of The Travelers Insurance Company and subsidiaries as of December 31, 2004 and 2003, and for each of the years in the three-year period ended December 31, 2004, included herein, and the financial statements of The Travelers Separate Account Thirteen for Variable Annuities as of December 31, 2004, and for each of the years in the two-year period ended December 31, 2004, also included herein, have been included in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit reports on The Travelers Insurance Company and subsidiaries refer to changes in the Company's methods of accounting for variable interest entities in 2004, for goodwill and intangible assets in 2003, and for derivative instruments and hedging activities and for securitized financial assets in 2002.

36330_bk_72,73,87_TIC_SAI_Annuistar




                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.


                         SEPARATE ACCOUNT CHARGES 1.75%


                                                                        UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR         YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------

   Money Market Portfolio (8/03)                               2004        0.993           0.986                  19,865
                                                               2003        1.000           0.993                       -

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund - Series II (9/03)       2004        1.224           1.279                       -
                                                               2003        1.000           1.224                       -

   AIM V.I. Mid Cap Core Equity Fund - Series II (12/03)       2004        1.243           1.387                       -
                                                               2003        1.000           1.243                       -

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (6/03)                                               2004        1.214           1.324                  35,918
                                                               2003        1.000           1.214                       -

   Franklin Small Cap Fund - Class 2 Shares (11/03)            2004        1.333           1.460                       -
                                                               2003        1.000           1.333                       -

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2004        1.336           1.557                  11,039
                                                               2003        1.000           1.336                       -

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class II Shares (9/03)                                      2004        1.255           1.342                       -
                                                               2003        1.000           1.255                       -

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (6/03)                                               2004        1.231           1.290                       -
                                                               2003        1.000           1.231                       -

   Oppenheimer Global Securities Fund/VA - Service
   Shares (11/03)                                              2004        1.411           1.649                       -
                                                               2003        1.000           1.411                       -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)



                                                                        UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR         YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (12/03)                                              2004        0.994           1.007                       -
                                                               2003        1.000           0.994                       -

   Pioneer Balanced VCT Portfolio - Class II Shares (11/03)    2004        1.109           1.139                  36,173
                                                               2003        1.000           1.109                       -

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.508           1.759                   3,035
                                                               2003        1.000           1.508                       -

   Pioneer Equity Income VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.203           1.372                  15,160
                                                               2003        1.000           1.203                       -

   Pioneer Europe VCT Portfolio - Class II Shares (9/03)       2004        1.281           1.488                       -
                                                               2003        1.000           1.281                       -

   Pioneer Fund VCT Portfolio - Class II Shares (9/03)         2004        1.211           1.320                       -
                                                               2003        1.000           1.211                       -

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.152           1.204                       -
                                                               2003        1.000           1.152                       -

   Pioneer High Yield VCT Portfolio - Class II Shares (9/03)   2004        1.151           1.219                       -
                                                               2003        1.000           1.151                       -

   Pioneer International Value VCT Portfolio - Class II
   Shares (1/04)                                               2004        1.288           1.499                       -
                                                               2003        1.000           1.288                       -

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.322           1.582                  13,464
                                                               2003        1.000           1.322                       -

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio -
   Class II Shares (5/04)                                      2004        1.022           1.094                       -


   Pioneer Papp America-Pacific Rim Fund VCT - Class II
   Shares (7/04)                                               2004        0.994           1.000                       -

   Pioneer Papp Small & Mid Cap Growth VCT Portfolio -
   Class II Shares (7/04)                                      2004        1.049           1.072                       -

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.259           1.676                   9,713
                                                               2003        1.000           1.259                       -

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.353           1.594                  13,226
                                                               2003        1.000           1.353                       -

   Pioneer Small Company VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.284           1.428                       -
                                                               2003        1.000           1.284                       -

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.088           1.175                       -
                                                               2003        1.000           1.088                       -

   Pioneer Value VCT Portfolio - Class II Shares (12/03)       2004        1.190           1.303                       -
                                                               2003        1.000           1.190                       -

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (6/03)                         2004        1.113           1.187                       -
                                                               2003        1.000           1.113                       -


                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 1.95%


                                                                        UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR         YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Money Market Portfolio (8/03)                               2004        0.992           0.982               1,188,876
                                                               2003        1.000           0.992                  90,248

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund - Series II (9/03)       2004        1.222           1.274                 231,497
                                                               2003        1.000           1.222                       -

   AIM V.I. Mid Cap Core Equity Fund - Series II (12/03)       2004        1.241           1.382                 108,904
                                                               2003        1.000           1.241                       -

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (6/03)                                               2004        1.213           1.320                 637,163
                                                               2003        1.000           1.213                       -

   Franklin Small Cap Fund - Class 2 Shares (11/03)            2004        1.331           1.456                 195,100
                                                               2003        1.000           1.331                       -

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2004        1.335           1.551                 177,969
                                                               2003        1.000           1.335                       -

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class II Shares (9/03)                                      2004        1.253           1.337                 533,462
                                                               2003        1.000           1.253                       -

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (6/03)                                               2004        1.230           1.286                 151,437
                                                               2003        1.000           1.230                       -

   Oppenheimer Global Securities Fund/VA - Service
   Shares (11/03)                                              2004        1.409           1.643                 181,942
                                                               2003        1.000           1.409                       -

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (12/03)                                              2004        0.993           1.003                 468,464
                                                               2003        1.000           0.993                       -



                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)



                                                                        UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR         YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Pioneer Balanced VCT Portfolio - Class II Shares (11/03)    2004        1.107           1.136                 157,092
                                                               2003        1.000           1.107                       -

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.506           1.753                 140,964
                                                               2003        1.000           1.506                       -

   Pioneer Equity Income VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.202           1.368                 426,769
                                                               2003        1.000           1.202                       -

   Pioneer Europe VCT Portfolio - Class II Shares (9/03)       2004        1.280           1.483                  13,099
                                                               2003        1.000           1.280                       -

   Pioneer Fund VCT Portfolio - Class II Shares (9/03)         2004        1.209           1.316                 586,630
                                                               2003        1.000           1.209                       -

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.151           1.200                 149,246
                                                               2003        1.000           1.151                       -

   Pioneer High Yield VCT Portfolio - Class II Shares (9/03)   2004        1.149           1.215                 746,313
                                                               2003        1.000           1.149                       -

   Pioneer International Value VCT Portfolio - Class II
   Shares (1/04)                                               2004        1.286           1.494                  27,095
                                                               2003        1.000           1.286                       -

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.320           1.576                 236,024
                                                               2003        1.000           1.320                       -

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio -
   Class II Shares (5/04)                                      2004        1.022           1.092                  40,688

   Pioneer Papp America-Pacific Rim Fund VCT - Class II
   Shares (7/04)                                               2004        0.993           0.998                  41,461


                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)


                                                                        UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR         YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Pioneer Papp Small & Mid Cap Growth VCT Portfolio -         2004        1.049           1.070                  59,182
   Class II Shares (7/04)

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.258           1.670                 237,566
                                                               2003        1.000           1.258                       -

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.351           1.589                  92,868
                                                               2003        1.000           1.351                       -

   Pioneer Small Company VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.282           1.423                  61,193
                                                               2003        1.000           1.282                       -

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.086           1.171                 848,679
                                                               2003        1.000           1.086                       -

   Pioneer Value VCT Portfolio - Class II Shares (12/03)       2004        1.188           1.298                 250,563
                                                               2003        1.000           1.188                       -

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (6/03)                         2004        1.112           1.183                 267,186
                                                               2003        1.000           1.112                       -




                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 2.05%



                                                                        UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR         YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Money Market Portfolio (8/03)                               2004        0.991           0.981                   4,000
                                                               2003        1.000           0.991                       -

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund - Series II (9/03)       2004        1.221           1.272                       -
                                                               2003        1.000           1.221                       -

   AIM V.I. Mid Cap Core Equity Fund - Series II (12/03)       2004        1.240           1.380                       -
                                                               2003        1.000           1.240                       -

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (6/03)                                               2004        1.212           1.318                       -
                                                               2003        1.000           1.212                       -

   Franklin Small Cap Fund - Class 2 Shares (11/03)            2004        1.331           1.453                       -
                                                               2003        1.000           1.331                       -

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2004        1.334           1.549                   1,081
                                                               2003        1.000           1.334                       -

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class II Shares (9/03)                                      2004        1.252           1.335                       -
                                                               2003        1.000           1.252                       -

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (6/03)                                               2004        1.229           1.284                       -
                                                               2003        1.000           1.229                       -

   Oppenheimer Global Securities Fund/VA - Service
   Shares (11/03)                                              2004        1.409           1.640                       -
                                                               2003        1.000           1.409                       -

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (12/03)                                              2004        0.992           1.002                       -
                                                               2003        1.000           0.992                       -



                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)



                                                                        UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR         YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Pioneer Balanced VCT Portfolio - Class II Shares (11/03)    2004        1.106           1.134                       -
                                                               2003        1.000           1.106                       -

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.505           1.750                       -
                                                               2003        1.000           1.505                       -

   Pioneer Equity Income VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.201           1.365                       -
                                                               2003        1.000           1.201                       -

   Pioneer Europe VCT Portfolio - Class II Shares (9/03)       2004        1.279           1.481                       -
                                                               2003        1.000           1.279                       -

   Pioneer Fund VCT Portfolio - Class II Shares (9/03)         2004        1.209           1.313                       -
                                                               2003        1.000           1.209                       -

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.150           1.198                       -
                                                               2003        1.000           1.150                       -

   Pioneer High Yield VCT Portfolio - Class II Shares (9/03)   2004        1.149           1.213                       -
                                                               2003        1.000           1.149                       -

   Pioneer International Value VCT Portfolio - Class II
   Shares (1/04)                                               2004        1.285           1.491                       -
                                                               2003        1.000           1.285                       -

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.319           1.574                       -
                                                               2003        1.000           1.319                       -

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio -
   Class II Shares (5/04)                                      2004        1.022           1.091                       -

   Pioneer Papp America-Pacific Rim Fund VCT - Class II
   Shares (7/04)                                               2004        0.993           0.998                       -



                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)



                                                                        UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR         YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Pioneer Papp Small & Mid Cap Growth VCT Portfolio -         2004        1.048           1.069                       -
   Class II Shares (7/04)

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.257           1.667                       -
                                                               2003        1.000           1.257                       -

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.350           1.586                       -
                                                               2003        1.000           1.350                       -

   Pioneer Small Company VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.281           1.421                       -
                                                               2003        1.000           1.281                       -

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.086           1.169                       -
                                                               2003        1.000           1.086                       -

   Pioneer Value VCT Portfolio - Class II Shares (12/03)       2004        1.188           1.296                       -
                                                               2003        1.000           1.188                       -

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (6/03)                         2004        1.111           1.181                       -
                                                               2003        1.000           1.111                       -






                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.


                         SEPARATE ACCOUNT CHARGES 2.15%



                                                                        UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR         YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Money Market Portfolio (8/03)                               2004        0.990           0.979                  30,323
                                                               2003        1.000           0.990                  86,167

<
AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund - Series II (9/03)       2004        1.220           1.270                  17,165
                                                               2003        1.000           1.220                  16,944

   AIM V.I. Mid Cap Core Equity Fund - Series II (12/03)       2004        1.239           1.378                  16,578
                                                               2003        1.000           1.239                  16,578

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (6/03)                                               2004        1.211           1.316                  44,062
                                                               2003        1.000           1.211                  16,965

   Franklin Small Cap Fund - Class 2 Shares (11/03)            2004        1.330           1.451                  25,125
                                                               2003        1.000           1.330                  15,592

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2004        1.333           1.546                  10,885
                                                               2003        1.000           1.333                       -

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class II Shares (9/03)                                      2004        1.252           1.333                  26,008
                                                               2003        1.000           1.252                       -

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (6/03)                                               2004        1.228           1.282                   1,836
                                                               2003        1.000           1.228                       -

   Oppenheimer Global Securities Fund/VA - Service
   Shares (11/03)                                              2004        1.408           1.638                  17,702
                                                               2003        1.000           1.408                  14,907


                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)



                                                                        UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR         YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (12/03)                                              2004        0.992           1.000                  39,336
                                                               2003        1.000           0.992                       -

   Pioneer Balanced VCT Portfolio - Class II Shares (11/03)    2004        1.106           1.132                   2,028
                                                               2003        1.000           1.106                       -

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.504           1.747                   1,007
                                                               2003        1.000           1.504                       -

   Pioneer Equity Income VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.200           1.363                  29,611
                                                               2003        1.000           1.200                       -

   Pioneer Europe VCT Portfolio - Class II Shares (9/03)       2004        1.278           1.478                       -
                                                               2003        1.000           1.278                       -

   Pioneer Fund VCT Portfolio - Class II Shares (9/03)         2004        1.208           1.311                       -
                                                               2003        1.000           1.208                       -

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.149           1.196                     241
                                                               2003        1.000           1.149                       -

   Pioneer High Yield VCT Portfolio - Class II Shares (9/03)   2004        1.148           1.211                  39,838
                                                               2003        1.000           1.148                       -

   Pioneer International Value VCT Portfolio - Class II
   Shares (1/04)                                               2004        1.285           1.489                       -
                                                               2003        1.000           1.285                       -

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.318           1.571                  22,267
                                                               2003        1.000           1.318                       -

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio -
   Class II Shares (5/04)                                      2004        1.022           1.090                  12,267




-

   Pioneer Papp America-Pacific Rim Fund VCT - Class II
   Shares (7/04)                                               2004        0.992           0.997                   3,220

   Pioneer Papp Small & Mid Cap Growth VCT Portfolio -
   Class II Shares (7/04)                                      2004        1.048           1.069                   4,534

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.256           1.664                   1,506
                                                               2003        1.000           1.256                       -

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.349           1.583                   1,337
                                                               2003        1.000           1.349                       -

   Pioneer Small Company VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.280           1.418                     203
                                                               2003        1.000           1.280                       -

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.085           1.168                  23,552
                                                               2003        1.000           1.085                       -

   Pioneer Value VCT Portfolio - Class II Shares (12/03)       2004        1.187           1.294                     450
                                                               2003        1.000           1.187                       -

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (6/03)                         2004        1.110           1.179                     241
                                                               2003        1.000           1.110                       -



                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 2.25%



                                                                        UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR         YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Money Market Portfolio (8/03)                               2004        1.000           0.995                       -

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund - Series II (9/03)       2004        1.000           1.055                       -

   AIM V.I. Mid Cap Core Equity Fund - Series II (12/03)       2004        1.000           1.066                       -

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (6/03)                                               2004        1.000           1.073                       -

   Franklin Small Cap Fund - Class 2 Shares (11/03)            2004        1.000           1.086                       -

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2004        1.000           1.157                       -

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class II Shares (9/03)                                      2004        1.000           1.053                       -

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (6/03)                                               2004        1.000           1.047                       -

   Oppenheimer Global Securities Fund/VA - Service
   Shares (11/03)                                              2004        1.000           1.170                       -

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (12/03)                                              2004        1.000           1.033                       -

   Pioneer Balanced VCT Portfolio - Class II Shares (11/03)    2004        1.000           1.026                       -

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.000           1.296                       -

   Pioneer Equity Income VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.000           1.126                       -



                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)



                                                                        UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR         YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Pioneer Europe VCT Portfolio - Class II Shares (9/03)       2004        1.000           1.178                       -

   Pioneer Fund VCT Portfolio - Class II Shares (9/03)         2004        1.000           1.091                       -

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.000           1.082                       -

   Pioneer High Yield VCT Portfolio - Class II Shares (9/03)   2004        1.000           1.086                       -

   Pioneer International Value VCT Portfolio - Class II
   Shares (1/04)                                               2004        1.000           1.171                       -

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.000           1.144                       -

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio -
   Class II Shares (5/04)                                      2004        1.000           1.071                       -

   Pioneer Papp America-Pacific Rim Fund VCT - Class II
   Shares (7/04)                                               2004        0.989           0.993                       -

   Pioneer Papp Small & Mid Cap Growth VCT Portfolio -
   Class II Shares (7/04)                                      2004        0.992           1.011                       -

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.000           1.309                       -

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.000           1.155                       -

   Pioneer Small Company VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.000           1.109                       -

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.000           1.099                       -

   Pioneer Value VCT Portfolio - Class II Shares (12/03)       2004        1.000           1.087                       -

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (6/03)                         2004        1.000           1.054                       -



                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 2.35%



                                                                        UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR         YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Money Market Portfolio (8/03)                               2004        0.989           0.976                       -
                                                               2003        1.000           0.989                       -

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund - Series II (9/03)       2004        1.219           1.266                       -
                                                               2003        1.000           1.219                       -

   AIM V.I. Mid Cap Core Equity Fund - Series II (12/03)       2004        1.238           1.373                       -
                                                               2003        1.000           1.238                       -

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (6/03)                                               2004        1.209           1.311                       -
                                                               2003        1.000           1.209                       -

   Franklin Small Cap Fund - Class 2 Shares (11/03)            2004        1.328           1.446                       -
                                                               2003        1.000           1.328                       -

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2004        1.331           1.541                       -
                                                               2003        1.000           1.331                       -

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class II Shares (9/03)                                      2004        1.250           1.328                       -
                                                               2003        1.000           1.250                       -

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (6/03)                                               2004        1.227           1.277                       -
                                                               2003        1.000           1.227                       -

   Oppenheimer Global Securities Fund/VA - Service
   Shares (11/03)                                              2004        1.406           1.632                       -
                                                               2003        1.000           1.406                       -

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (12/03)                                              2004        0.990           0.997                       -
                                                               2003        1.000           0.990                       -



                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)



                                                                        UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR         YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Pioneer Balanced VCT Portfolio - Class II Shares (11/03)    2004        1.104           1.128                       -
                                                               2003        1.000           1.104                       -

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.502           1.741                       -
                                                               2003        1.000           1.502                       -

   Pioneer Equity Income VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.199           1.358                       -
                                                               2003        1.000           1.199                       -

   Pioneer Europe VCT Portfolio - Class II Shares (9/03)       2004        1.276           1.473                       -
                                                               2003        1.000           1.276                       -

   Pioneer Fund VCT Portfolio - Class II Shares (9/03)         2004        1.206           1.307                       -
                                                               2003        1.000           1.206                       -

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.148           1.192                       -
                                                               2003        1.000           1.148                       -

   Pioneer High Yield VCT Portfolio - Class II Shares (9/03)   2004        1.146           1.207                       -
                                                               2003        1.000           1.146                       -

   Pioneer International Value VCT Portfolio - Class II
   Shares (1/04)                                               2004        1.283           1.484                       -
                                                               2003        1.000           1.283                       -

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.317           1.566                       -
                                                               2003        1.000           1.317                       -

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio -
   Class II Shares (5/04)                                      2004        1.021           1.088                       -

   Pioneer Papp America-Pacific Rim Fund VCT - Class II
   Shares (7/04)                                               2004        0.992           0.995                       -



                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)



                                                                        UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR         YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Pioneer Papp Small & Mid Cap Growth VCT Portfolio -         2004        1.047           1.067                       -
   Class II Shares (7/04)

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.254           1.659                       -
                                                               2003        1.000           1.254                       -

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.348           1.578                       -
                                                               2003        1.000           1.348                       -

   Pioneer Small Company VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.278           1.414                       -
                                                               2003        1.000           1.278                       -

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.084           1.164                       -
                                                               2003        1.000           1.084                       -

   Pioneer Value VCT Portfolio - Class II Shares (12/03)       2004        1.185           1.290                       -
                                                               2003        1.000           1.185                       -

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (6/03)                         2004        1.109           1.175                       -
                                                               2003        1.000           1.109                       -



                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2004.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If a accumulate unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.


                         SEPARATE ACCOUNT CHARGES 1.55%


                                                                        UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR         YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Capital Appreciation Fund (10/03)                           2004        1.217           1.432                  15,912
                                                               2003        1.000           1.217                  15,906

   High Yield Bond Trust (6/04)                                2004        0.992           1.063                       -

   Managed Assets Trust (6/04)                                 2004        0.999           1.061                       -

   Money Market Portfolio (8/03)                               2004        0.994           0.989                  55,015
                                                               2003        1.000           0.994                  13,810

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (10/03)                                             2004        1.147           1.223                   5,818
                                                               2003        1.000           1.147                       -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                  2004        1.320           1.475                  78,283
                                                               2003        1.000           1.320                   1,971

   Growth Fund - Class 2 Shares (6/03)                         2004        1.259           1.395                 219,842
                                                               2003        1.000           1.259                  22,246

   Growth-Income Fund - Class 2 Shares (6/03)                  2004        1.257           1.366                 300,402
                                                               2003        1.000           1.257                  11,074

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/03)            2004        1.264           1.636                  36,978
                                                               2003        1.000           1.264                   4,454

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -  Developing Leaders
   Portfolio - Initial Shares (6/03)                           2004        1.285           1.408                  15,633
                                                               2003        1.000           1.285                       -



                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)



                                                                        UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR         YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Dreyfus Variable Investment Fund - Appreciation             2004        1.172           1.212                   9,224
   Portfolio - Initial Shares (5/03)
                                                               2003        1.000           1.172                   4,928

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (6/03)       2004        1.207           1.339                  23,724
                                                               2003        1.000           1.207                   7,501

   Templeton Developing Markets Securities Fund - Class 2
   Shares (7/03)                                               2004        1.479           1.816                  19,226
                                                               2003        1.000           1.479                       -

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2004        1.338           1.562                 136,647
                                                               2003        1.214           1.338                  10,473

   Templeton Growth Securities Fund - Class 2 Shares (6/03)    2004        1.328           1.517                  13,897
                                                               2003        1.000           1.328                       -

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)             2004        1.212           1.316                  59,615
                                                               2003        1.000           1.212                   8,799

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (7/03)                                       2004        1.274           1.368                  20,461
                                                               2003        1.000           1.274                       -

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (7/03)                                               2004        1.229           1.311                   5,025
                                                               2003        1.000           1.229                       -

Janus Aspen Series
   Balanced Portfolio - Service Shares (7/03)                  2004        1.095           1.167                  45,470
                                                               2003        1.000           1.095                       -

   Global Life Sciences Portfolio - Service Shares (12/03)     2004        1.192           1.341                       -
                                                               2003        1.000           1.192                       -


                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)



                                                                        UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR         YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Global Technology Portfolio - Service Shares (11/03)        2004        1.386           1.373                       -
                                                               2003        1.000           1.386                       -

   Worldwide Growth Portfolio - Service Shares (7/03)          2004        1.254           1.290                       -
                                                               2003        1.000           1.254                       -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (10/03)               2004        1.334           1.510                   4,418
                                                               2003        1.000           1.334                   6,395

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (8/03)                          2004        1.243           1.379                  46,303
                                                               2003        1.000           1.243                   6,194

   Mid-Cap Value Portfolio (6/03)                              2004        1.258           1.537                  48,606
                                                               2003        1.000           1.258                   2,100

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (12/03)                                           2004        1.079           1.213                  52,646
                                                               2003        1.000           1.079                       -

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (12/03)                                           2004        1.072           1.211                  49,581
                                                               2003        1.000           1.072                       -

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (7/04)     2004        0.979           1.053                   6,626

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (9/03)         2004        1.047           1.122                  82,378
                                                               2003        1.000           1.047                  24,970

   Total Return Portfolio - Administrative Class (5/03)        2004        1.013           1.046                 203,667
                                                               2003        1.000           1.013                  27,766



                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)



                                                                        UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR         YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (6/03)                                               2004        1.294           1.480                       -
                                                               2003        1.000           1.294                   2,037

   Putnam VT Small Cap Value Fund - Class IB Shares (6/03)     2004        1.430           1.777                  23,791
                                                               2003        1.000           1.430                       -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (8/03)                               2004        1.311           1.398                  12,599
                                                               2003        1.000           1.311                   4,572

   Investors Fund - Class I (7/03)                             2004        1.274           1.385                  31,394
                                                               2003        1.000           1.274                       -

   Large Cap Growth Fund - Class I (9/03)                      2004        1.308           1.295                  22,673
                                                               2003        1.000           1.308                       -

   Small Cap Growth Fund - Class I (8/03)                      2004        1.430           1.621                  38,605
                                                               2003        1.000           1.430                       -

The Travelers Series Trust
   Convertible Securities Portfolio (7/03)                     2004        1.141           1.194                  63,779
                                                               2003        1.000           1.141                   1,542

   Disciplined Mid Cap Stock Portfolio (6/03)                  2004        1.300           1.490                  81,431
                                                               2003        1.000           1.300                   4,508

   Equity Income Portfolio (7/03)                              2004        1.235           1.336                 149,482
                                                               2003        1.000           1.235                   5,428

   Federated High Yield Portfolio (9/03)                       2004        1.109           1.205                  20,766
                                                               2003        1.000           1.109                  10,968

   Federated Stock Portfolio (6/03)                            2004        1.251           1.362                   2,040
                                                               2003        1.000           1.251                   2,041

   Large Cap Portfolio (9/03)                                  2004        1.189           1.247                   2,620
                                                               2003        1.000           1.189                       -


                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)



                                                                        UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR         YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Lazard International Stock Portfolio (8/03)                 2004        1.266           1.443                   2,149
                                                               2003        1.000           1.266                       -

   Merrill Lynch Large Cap Core Portfolio (7/03)               2004        1.162           1.325                   4,107
                                                               2003        1.000           1.162                   2,169

   MFS Emerging Growth Portfolio (12/03)                       2004        1.197           1.329                  18,644
                                                               2003        1.000           1.197                       -

   MFS Mid Cap Growth Portfolio (6/03)                         2004        1.282           1.440                   2,151
                                                               2003        1.000           1.282                       -

   MFS Value Portfolio (7/04)                                  2004        0.977           1.112                       -

   Pioneer Fund Portfolio (4/03)                               2004        1.192           1.304                       -
                                                               2003        1.000           1.192                       -

   Social Awareness Stock Portfolio (9/04)                     2004        0.925           1.046                       -

   Travelers Quality Bond Portfolio (8/03)                     2004        1.015           1.033                  36,710
                                                               2003        1.000           1.015                  10,399

   U.S. Government Securities Portfolio (8/04)                 2004        1.008           1.047                       -

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (11/03)                  2004        1.226           1.286                   2,050
                                                               2003        1.000           1.226                   2,051

   MFS Total Return Portfolio (5/03)                           2004        1.126           1.236                 131,869
                                                               2003        1.000           1.126                  21,411

   Pioneer Strategic Income Portfolio (6/04)                   2004        0.979           1.086                   4,952

   SB Adjustable Rate Income Portfolio - Class I
   Shares (12/03)                                              2004        0.999           0.995                   8,860
                                                               2003        1.000           0.999                   3,839

   Strategic Equity Portfolio (7/03)                           2004        1.229           1.334                       -
                                                               2003        1.000           1.229                       -



                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)



                                                                        UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR         YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                 2004        1.261           1.458                  14,305
                                                               2003        1.000           1.261                       -

   Enterprise Portfolio - Class II Shares (1/04)               2004        1.188           1.214                       -
                                                               2003        1.000           1.188                       -

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (5/03)              2004        1.240           1.406                67,973
                                                               2003        1.000           1.240                  32,001

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (6/03)                                              2004        1.185           1.182                  19,446
                                                               2003        1.000           1.185                  15,831

   Mid Cap Portfolio - Service Class 2 (6/03)                  2004        1.411           1.732                  66,031
                                                               2003        1.000           1.411                  13,386




                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 1.65%



                                                                        UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR         YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Capital Appreciation Fund (10/03)                           2004        1.216           1.429                       -
                                                               2003        1.000           1.216                       -

   High Yield Bond Trust (6/04)                                2004        0.991           1.062                       -

   Managed Assets Trust (6/04)                                 2004        0.999           1.061                       -

   Money Market Portfolio (8/03)                               2004        0.994           0.987                       -
                                                               2003        1.000           0.994                       -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (10/03)                                             2004        1.146           1.221                       -
                                                               2003        1.000           1.146                       -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                  2004        1.319           1.473                       -
                                                               2003        1.000           1.319                       -

   Growth Fund - Class 2 Shares (6/03)                         2004        1.258           1.392                       -
                                                               2003        1.000           1.258                       -

   Growth-Income Fund - Class 2 Shares (6/03)                  2004        1.256           1.364                       -
                                                               2003        1.000           1.256                       -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/03)            2004        1.263           1.633                       -
                                                               2003        1.000           1.263                       -

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -  Developing Leaders
   Portfolio - Initial Shares (6/03)                           2004        1.284           1.406                       -
                                                               2003        1.000           1.284                       -

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (5/03)                           2004        1.171           1.210                   3,893
                                                               2003        1.000           1.171                       -



                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)



                                                                        UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR         YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (6/03)       2004        1.206           1.337                       -
                                                               2003        1.000           1.206                       -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (7/03)                                               2004        1.478           1.813                       -
                                                               2003        1.000           1.478                       -

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2004        1.337           1.559                       -
                                                               2003        1.213           1.337                       -

   Templeton Growth Securities Fund - Class 2 Shares (6/03)    2004        1.327           1.514                       -
                                                               2003        1.000           1.327                       -

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)             2004        1.211           1.313                       -
                                                               2003        1.000           1.211                       -

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (7/03)                                       2004        1.273           1.366                       -
                                                               2003        1.000           1.273                       -

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (7/03)                                               2004        1.228           1.309                       -
                                                               2003        1.000           1.228                       -

Janus Aspen Series
   Balanced Portfolio - Service Shares (7/03)                  2004        1.094           1.165                       -
                                                               2003        1.000           1.094                       -

   Global Life Sciences Portfolio - Service Shares (12/03)     2004        1.191           1.338                       -
                                                               2003        1.000           1.191                       -

   Global Technology Portfolio - Service Shares (11/03)        2004        1.385           1.370                       -
                                                               2003        1.000           1.385                       -



                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)



                                                                        UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR         YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Worldwide Growth Portfolio - Service Shares (7/03)          2004        1.253           1.288                       -
                                                               2003        1.000           1.253                       -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (10/03)               2004        1.334           1.507                       -
                                                               2003        1.000           1.334                       -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (8/03)                          2004        1.242           1.377                       -
                                                               2003        1.000           1.242                       -

   Mid-Cap Value Portfolio (6/03)                              2004        1.257           1.534                       -
                                                               2003        1.000           1.257                       -

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (12/03)                                           2004        1.079           1.212                       -
                                                               2003        1.000           1.079                       -

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (12/03)                                           2004        1.072           1.210                       -
                                                               2003        1.000           1.072                       -

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (7/04)     2004        0.979           1.052                       -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (9/03)         2004        1.046           1.121                       -
                                                               2003        1.000           1.046                       -

   Total Return Portfolio - Administrative Class (5/03)        2004        1.013           1.045                       -
                                                               2003        1.000           1.013                       -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (6/03)                                               2004        1.293           1.478                       -
                                                               2003        1.000           1.293                       -



                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)



                                                                        UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR         YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Putnam VT Small Cap Value Fund - Class IB Shares (6/03)     2004        1.429           1.774                       -
                                                               2003        1.000           1.429                       -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (8/03)                               2004        1.310           1.395                       -
                                                               2003        1.000           1.310                       -

   Investors Fund - Class I (7/03)                             2004        1.273           1.382                       -
                                                               2003        1.000           1.273                       -

   Large Cap Growth Fund - Class I (9/03)                      2004        1.307           1.293                       -
                                                               2003        1.000           1.307                       -

   Small Cap Growth Fund - Class I (8/03)                      2004        1.429           1.618                       -
                                                               2003        1.000           1.429                       -

The Travelers Series Trust
   Convertible Securities Portfolio (7/03)                     2004        1.140           1.192                       -
                                                               2003        1.000           1.140                       -

   Disciplined Mid Cap Stock Portfolio (6/03)                  2004        1.299           1.488                       -
                                                               2003        1.000           1.299                       -

   Equity Income Portfolio (7/03)                              2004        1.234           1.334                       -
                                                               2003        1.000           1.234                       -

   Federated High Yield Portfolio (9/03)                       2004        1.108           1.203                       -
                                                               2003        1.000           1.108                       -

   Federated Stock Portfolio (6/03)                            2004        1.251           1.360                       -
                                                               2003        1.000           1.251                       -

   Large Cap Portfolio (9/03)                                  2004        1.188           1.245                       -
                                                               2003        1.000           1.188                       -

   Lazard International Stock Portfolio (8/03)                 2004        1.265           1.441                   3,601
                                                               2003        1.000           1.265                       -



                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)



                                                                        UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR         YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Merrill Lynch Large Cap Core Portfolio (7/03)               2004        1.161           1.323                       -
                                                               2003        1.000           1.161                       -

   MFS Emerging Growth Portfolio (12/03)                       2004        1.196           1.326                       -
                                                               2003        1.000           1.196                       -

   MFS Mid Cap Growth Portfolio (6/03)                         2004        1.281           1.438                       -
                                                               2003        1.000           1.281                       -

   MFS Value Portfolio (7/04)                                  2004        0.977           1.111                       -

   Pioneer Fund Portfolio (4/03)                               2004        1.191           1.302                       -
                                                               2003        1.000           1.191                       -

   Social Awareness Stock Portfolio (9/04)                     2004        0.925           1.045                       -

   Travelers Quality Bond Portfolio (8/03)                     2004        1.015           1.031                       -
                                                               2003        1.000           1.015                       -

   U.S. Government Securities Portfolio (8/04)                 2004        1.008           1.046                       -

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (11/03)                  2004        1.225           1.283                       -
                                                               2003        1.000           1.225                       -

   MFS Total Return Portfolio (5/03)                           2004        1.125           1.234                   3,929
                                                               2003        1.000           1.125                       -

   Pioneer Strategic Income Portfolio (6/04)                   2004        0.979           1.085                       -

   SB Adjustable Rate Income Portfolio - Class I
   Shares (12/03)                                              2004        0.999           0.994                       -
                                                               2003        1.000           0.999                       -

   Strategic Equity Portfolio (7/03)                           2004        1.228           1.331                       -
                                                               2003        1.000           1.228                       -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                 2004        1.260           1.456                       -
                                                               2003        1.000           1.260                       -



                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)



                                                                        UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR         YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Enterprise Portfolio - Class II Shares (1/04)               2004        1.187           1.212                       -
                                                               2003        1.000           1.187                       -

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (5/03)            2004        1.239           1.404                       -
                                                               2003        1.000           1.239                       -

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (6/03)                                              2004        1.185           1.180                       -
                                                               2003        1.000           1.185                       -

   Mid Cap Portfolio - Service Class 2 (6/03)                  2004        1.410           1.729                   3,090
                                                               2003        1.000           1.410                       -




                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 1.75%



                                                                        UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR         YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Capital Appreciation Fund (10/03)                           2004        1.215           1.427                       -
                                                               2003        1.000           1.215                       -

   High Yield Bond Trust (6/04)                                2004        0.991           1.062                       -

   Managed Assets Trust (6/04)                                 2004        0.999           1.060                       -

   Money Market Portfolio (8/03)                               2004        0.993           0.986                  19,865
                                                               2003        1.000           0.993                       -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (10/03)                                             2004        1.145           1.219                       -
                                                               2003        1.000           1.145                       -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                  2004        1.318           1.470                       -
                                                               2003        1.000           1.318                       -

   Growth Fund - Class 2 Shares (6/03)                         2004        1.258           1.390                       -
                                                               2003        1.000           1.258                       -

   Growth-Income Fund - Class 2 Shares (6/03)                  2004        1.255           1.361                  58,763
                                                               2003        1.000           1.255                       -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/03)            2004        1.263           1.630                       -
                                                               2003        1.000           1.263                       -

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -  Developing Leaders
   Portfolio - Initial Shares (6/03)                           2004        1.283           1.404                       -
                                                               2003        1.000           1.283                       -

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (5/03)                           2004        1.170           1.208                       -
                                                               2003        1.000           1.170                       -



                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)



                                                                        UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR         YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (6/03)       2004        1.206           1.334                       -
                                                               2003        1.000           1.206                       -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (7/03)                                               2004        1.477           1.810                   1,411
                                                               2003        1.000           1.477                       -

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2004        1.336           1.557                  11,039
                                                               2003        1.213           1.336                       -

   Templeton Growth Securities Fund - Class 2 Shares (6/03)    2004        1.326           1.512                       -
                                                               2003        1.000           1.326                       -

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)             2004        1.210           1.311                       -
                                                               2003        1.000           1.210                       -

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (7/03)                                       2004        1.272           1.364                       -
                                                               2003        1.000           1.272                       -

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (7/03)                                               2004        1.227           1.307                       -
                                                               2003        1.000           1.227                       -

Janus Aspen Series
   Balanced Portfolio - Service Shares (7/03)                  2004        1.093           1.163                       -
                                                               2003        1.000           1.093                       -

   Global Life Sciences Portfolio - Service Shares (12/03)     2004        1.190           1.336                       -
                                                               2003        1.000           1.190                       -

   Global Technology Portfolio - Service Shares (11/03)        2004        1.384           1.368                       -
                                                               2003        1.000           1.384                       -


                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)



                                                                        UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR         YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Worldwide Growth Portfolio - Service Shares (7/03)          2004        1.252           1.286                       -
                                                               2003        1.000           1.252                       -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (10/03)               2004        1.333           1.505                       -
                                                               2003        1.000           1.333                       -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (8/03)                          2004        1.242           1.374                       -
                                                               2003        1.000           1.242                       -

   Mid-Cap Value Portfolio (6/03)                              2004        1.257           1.532                       -
                                                               2003        1.000           1.257                       -

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (12/03)                                           2004        1.078           1.210                       -
                                                               2003        1.000           1.078                       -

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (12/03)                                           2004        1.072           1.208                       -
                                                               2003        1.000           1.072                       -

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (7/04)     2004        0.979           1.052                       -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (9/03)         2004        1.045           1.119                       -
                                                               2003        1.000           1.045                       -

   Total Return Portfolio - Administrative Class (5/03)        2004        1.012           1.043                 239,136
                                                               2003        1.000           1.012                 248,715

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (6/03)                                               2004        1.292           1.475                       -
                                                               2003        1.000           1.292                       -



                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)



                                                                        UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR         YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Putnam VT Small Cap Value Fund - Class IB Shares (6/03)     2004        1.428           1.771                       -
                                                               2003        1.000           1.428                       -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (8/03)                               2004        1.309           1.393                   3,216
                                                               2003        1.000           1.309                       -

   Investors Fund - Class I (7/03)                             2004        1.272           1.380                       -
                                                               2003        1.000           1.272                       -

   Large Cap Growth Fund - Class I (9/03)                      2004        1.306           1.290                   3,293
                                                               2003        1.000           1.306                       -

   Small Cap Growth Fund - Class I (8/03)                      2004        1.428           1.615                       -
                                                               2003        1.000           1.428                       -

The Travelers Series Trust
   Convertible Securities Portfolio (7/03)                     2004        1.139           1.190                       -
                                                               2003        1.000           1.139                       -

   Disciplined Mid Cap Stock Portfolio (6/03)                  2004        1.298           1.485                       -
                                                               2003        1.000           1.298                       -

   Equity Income Portfolio (7/03)                              2004        1.233           1.332                       -
                                                               2003        1.000           1.233                       -

   Federated High Yield Portfolio (9/03)                       2004        1.107           1.201                   2,954
                                                               2003        1.000           1.107                       -

   Federated Stock Portfolio (6/03)                            2004        1.250           1.358                       -
                                                               2003        1.000           1.250                       -

   Large Cap Portfolio (9/03)                                  2004        1.187           1.243                       -
                                                               2003        1.000           1.187                       -

   Lazard International Stock Portfolio (8/03)                 2004        1.265           1.438                       -
                                                               2003        1.000           1.265                       -


                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)



                                                                        UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR         YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Merrill Lynch Large Cap Core Portfolio (7/03)               2004        1.160           1.321                       -
                                                               2003        1.000           1.160                       -

   MFS Emerging Growth Portfolio (12/03)                       2004        1.195           1.324                       -
                                                               2003        1.000           1.195                       -

   MFS Mid Cap Growth Portfolio (6/03)                         2004        1.280           1.436                       -
                                                               2003        1.000           1.280                       -

   MFS Value Portfolio (7/04)                                  2004        0.977           1.110                       -

   Pioneer Fund Portfolio (4/03)                               2004        1.190           1.300                       -
                                                               2003        1.000           1.190                       -

   Social Awareness Stock Portfolio (9/04)                     2004        0.925           1.045                       -

   Travelers Quality Bond Portfolio (8/03)                     2004        1.014           1.029                       -
                                                               2003        1.000           1.014                       -

   U.S. Government Securities Portfolio (8/04)                 2004        1.007           1.045                       -

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (11/03)                  2004        1.224           1.281                       -
                                                               2003        1.000           1.224                       -

   MFS Total Return Portfolio (5/03)                           2004        1.125           1.232                   1,901
                                                               2003        1.000           1.125                       -

   Pioneer Strategic Income Portfolio (6/04)                   2004        0.979           1.084                       -

   SB Adjustable Rate Income Portfolio - Class I
   Shares (12/03)                                              2004        0.998           0.992                       -
                                                               2003        1.000           0.998                       -

   Strategic Equity Portfolio (7/03)                           2004        1.227           1.329                       -
                                                               2003        1.000           1.227                       -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                 2004        1.259           1.453                       -
                                                               2003        1.000           1.259                       -



                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)



                                                                        UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR         YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Enterprise Portfolio - Class II Shares (1/04)               2004        1.186           1.210                       -
                                                               2003        1.000           1.186                       -

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (5/03)            2004        1.238           1.401                   1,744
                                                               2003        1.000           1.238                       -

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (6/03)                                              2004        1.184           1.178                       -
                                                               2003        1.000           1.184                       -

   Mid Cap Portfolio - Service Class 2 (6/03)                  2004        1.409           1.726                   2,264
                                                               2003        1.000           1.409                       -




                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 1.85%



                                                                        UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR         YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Capital Appreciation Fund (10/03)                           2004        1.214           1.425                  25,833
                                                               2003        1.000           1.214                       -

   High Yield Bond Trust (6/04)                                2004        0.991           1.061                 170,089

   Managed Assets Trust (6/04)                                 2004        0.999           1.059                 109,870

   Money Market Portfolio (8/03)                               2004        0.992           0.984                  36,220
                                                               2003        1.000           0.992                       -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (10/03)                                             2004        1.144           1.217                  21,531
                                                               2003        1.000           1.144                  21,531

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                  2004        1.317           1.468                 149,448
                                                               2003        1.000           1.317                       -

   Growth Fund - Class 2 Shares (6/03)                         2004        1.257           1.388                 906,086
                                                               2003        1.000           1.257                  53,198

   Growth-Income Fund - Class 2 Shares (6/03)                  2004        1.254           1.359                 946,118
                                                               2003        1.000           1.254                  49,264

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/03)            2004        1.262           1.627                 172,018
                                                               2003        1.000           1.262                  45,052

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -  Developing Leaders
   Portfolio - Initial Shares (6/03)                           2004        1.282           1.401                 109,418
                                                               2003        1.000           1.282                  38,167

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (5/03)                           2004        1.169           1.206                  22,394
                                                               2003        1.000           1.169                  21,793



                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)



                                                                        UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR         YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (6/03)       2004        1.205           1.332                 156,958
                                                               2003        1.000           1.205                  11,224

   Templeton Developing Markets Securities Fund - Class 2
   Shares (7/03)                                               2004        1.476           1.807                  30,080
                                                               2003        1.000           1.476                   2,147

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2004        1.335           1.554                  31,291
                                                               2003        1.213           1.335                       -

   Templeton Growth Securities Fund - Class 2 Shares (6/03)    2004        1.325           1.509                 139,778
                                                               2003        1.000           1.325                   7,958

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)             2004        1.210           1.309                 335,639
                                                               2003        1.000           1.210                 132,206

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (7/03)                                       2004        1.271           1.361                 118,346
                                                               2003        1.000           1.271                  28,519

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (7/03)                                               2004        1.226           1.305                       -
                                                               2003        1.000           1.226                       -

Janus Aspen Series
   Balanced Portfolio - Service Shares (7/03)                  2004        1.092           1.161                   5,484
                                                               2003        1.000           1.092                       -

   Global Life Sciences Portfolio - Service Shares (12/03)     2004        1.190           1.334                       -
                                                               2003        1.000           1.190                       -

   Global Technology Portfolio - Service Shares (11/03)        2004        1.383           1.366                   4,212
                                                               2003        1.000           1.383                       -


                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)



                                                                        UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR         YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Worldwide Growth Portfolio - Service Shares (7/03)          2004        1.251           1.284                  13,137
                                                               2003        1.000           1.251                   4,709

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (10/03)               2004        1.332           1.502                  17,540
                                                               2003        1.000           1.332                       -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (8/03)                          2004        1.241           1.372                 188,037
                                                               2003        1.000           1.241                  16,267

   Mid-Cap Value Portfolio (6/03)                              2004        1.256           1.529                 209,822
                                                               2003        1.000           1.256                  23,535

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (12/03)                                           2004        1.078           1.209                  94,261
                                                               2003        1.000           1.078                       -

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (12/03)                                           2004        1.072           1.207                 107,614
                                                               2003        1.000           1.072                       -

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (7/04)     2004        0.978           1.051                  28,670

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (9/03)         2004        1.045           1.117                  75,765
                                                               2003        1.000           1.045                       -

   Total Return Portfolio - Administrative Class (5/03)        2004        1.011           1.041                 332,672
                                                               2003        1.000           1.011                  85,993

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (6/03)                                               2004        1.291           1.473                  42,749
                                                               2003        1.000           1.291                  18,770



                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)



                                                                        UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR         YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Putnam VT Small Cap Value Fund - Class IB Shares (6/03)     2004        1.427           1.768                  75,102
                                                               2003        1.000           1.427                       -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (8/03)                               2004        1.308           1.391                 125,494
                                                               2003        1.000           1.308                  18,909

   Investors Fund - Class I (7/03)                             2004        1.272           1.378                 161,246
                                                               2003        1.000           1.272                  72,552

   Large Cap Growth Fund - Class I (9/03)                      2004        1.306           1.288                  34,345
                                                               2003        1.000           1.306                   7,268

   Small Cap Growth Fund - Class I (8/03)                      2004        1.427           1.613                 100,647
                                                               2003        1.000           1.427                  42,389

The Travelers Series Trust
   Convertible Securities Portfolio (7/03)                     2004        1.139           1.188                  43,059
                                                               2003        1.000           1.139                   7,528

   Disciplined Mid Cap Stock Portfolio (6/03)                  2004        1.297           1.483                 128,859
                                                               2003        1.000           1.297                  13,688

   Equity Income Portfolio (7/03)                              2004        1.233           1.330                 158,224
                                                               2003        1.000           1.233                  20,772

   Federated High Yield Portfolio (9/03)                       2004        1.107           1.199                 120,456
                                                               2003        1.000           1.107                  45,803

   Federated Stock Portfolio (6/03)                            2004        1.249           1.355                  88,981
                                                               2003        1.000           1.249                       -

   Large Cap Portfolio (9/03)                                  2004        1.186           1.241                 118,688
                                                               2003        1.000           1.186                  51,004

   Lazard International Stock Portfolio (8/03)                 2004        1.264           1.436                  55,863
                                                               2003        1.000           1.264                       -



                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)



                                                                        UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR         YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Merrill Lynch Large Cap Core Portfolio (7/03)               2004        1.159           1.319                 116,929
                                                               2003        1.000           1.159                       -

   MFS Emerging Growth Portfolio (12/03)                       2004        1.195           1.322                  12,041
                                                               2003        1.000           1.195                   2,552

   MFS Mid Cap Growth Portfolio (6/03)                         2004        1.280           1.433                  39,384
                                                               2003        1.000           1.280                  10,082

   MFS Value Portfolio (7/04)                                  2004        0.977           1.109                  18,861

   Pioneer Fund Portfolio (4/03)                               2004        1.189           1.297                   3,416
                                                               2003        1.000           1.189                       -

   Social Awareness Stock Portfolio (9/04)                     2004        0.924           1.044                       -

   Travelers Quality Bond Portfolio (8/03)                     2004        1.013           1.027                  86,898
                                                               2003        1.000           1.013                   4,955

   U.S. Government Securities Portfolio (8/04)                 2004        1.007           1.045                 116,718

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (11/03)                  2004        1.224           1.279                   9,313
                                                               2003        1.000           1.224                       -

   MFS Total Return Portfolio (5/03)                           2004        1.124           1.230                 414,664
                                                               2003        1.000           1.124                 231,203

   Pioneer Strategic Income Portfolio (6/04)                   2004        0.979           1.084                  52,334

   SB Adjustable Rate Income Portfolio - Class I
   Shares (12/03)                                              2004        0.998           0.991                   4,481
                                                               2003        1.000           0.998                       -

   Strategic Equity Portfolio (7/03)                           2004        1.226           1.327                  10,950
                                                               2003        1.000           1.226                  10,950

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                 2004        1.259           1.451                 125,674
                                                               2003        1.000           1.259                   1,953


                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)



                                                                        UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR         YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Enterprise Portfolio - Class II Shares (1/04)               2004        1.185           1.208                       -
                                                               2003        1.000           1.185                       -

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (5/03)            2004        1.237           1.399                 115,023
                                                               2003        1.000           1.237                   1,947

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (6/03)                                              2004        1.183           1.176                       -
                                                               2003        1.000           1.183                       -

   Mid Cap Portfolio - Service Class 2 (6/03)                  2004        1.408           1.723                 161,983
                                                               2003        1.000           1.408                  18,696




                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 1.95%



                                                                        UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR         YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Capital Appreciation Fund (10/03)                           2004        1.213           1.422                  46,310
                                                               2003        1.000           1.213                   2,811

   High Yield Bond Trust (6/04)                                2004        0.991           1.060                  24,059

   Managed Assets Trust (6/04)                                 2004        0.999           1.058                   3,257

   Money Market Portfolio (8/03)                               2004        0.992           0.982               1,188,876
                                                               2003        1.000           0.992                  90,248

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (10/03)                                             2004        1.143           1.215                  11,871
                                                               2003        1.000           1.143                       -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                  2004        1.316           1.465                 724,379
                                                               2003        1.000           1.316                 334,172

   Growth Fund - Class 2 Shares (6/03)                         2004        1.256           1.386               2,792,430
                                                               2003        1.000           1.256               1,108,174

   Growth-Income Fund - Class 2 Shares (6/03)                  2004        1.253           1.357               3,426,738
                                                               2003        1.000           1.253               1,314,244

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/03)            2004        1.261           1.625                 497,837
                                                               2003        1.000           1.261                 150,157

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -  Developing Leaders
   Portfolio - Initial Shares (6/03)                           2004        1.281           1.399                  23,233
                                                               2003        1.000           1.281                     464

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (5/03)                           2004        1.168           1.204                  42,223
                                                               2003        1.000           1.168                  35,461



                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)



                                                                        UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR         YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (6/03)       2004        1.204           1.330                 247,727
                                                               2003        1.000           1.204                 111,096

   Templeton Developing Markets Securities Fund - Class 2
   Shares (7/03)                                               2004        1.475           1.804                 103,518
                                                               2003        1.000           1.475                  32,338

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2004        1.335           1.551                 177,969
                                                               2003        1.212           1.335                       -

   Templeton Growth Securities Fund - Class 2 Shares (6/03)    2004        1.324           1.507                 237,265
                                                               2003        1.000           1.324                  59,268

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)             2004        1.209           1.307                 689,882
                                                               2003        1.000           1.209                 286,088

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (7/03)                                       2004        1.270           1.359                  48,065
                                                               2003        1.000           1.270                       -

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (7/03)                                               2004        1.225           1.303                   4,814
                                                               2003        1.000           1.225                       -

Janus Aspen Series
   Balanced Portfolio - Service Shares (7/03)                  2004        1.092           1.159                  25,260
                                                               2003        1.000           1.092                  24,024

   Global Life Sciences Portfolio - Service Shares (12/03)     2004        1.189           1.332                  12,822
                                                               2003        1.000           1.189                  12,822

   Global Technology Portfolio - Service Shares (11/03)        2004        1.382           1.363                  17,360
                                                               2003        1.000           1.382                       -



                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)



                                                                        UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR         YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Worldwide Growth Portfolio - Service Shares (7/03)          2004        1.250           1.282                       -
                                                               2003        1.000           1.250                       -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (10/03)               2004        1.331           1.499                 162,415
                                                               2003        1.000           1.331                   7,627

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (8/03)                          2004        1.240           1.370                 373,529
                                                               2003        1.000           1.240                   5,171

   Mid-Cap Value Portfolio (6/03)                              2004        1.255           1.527                 184,238
                                                               2003        1.000           1.255                  22,815

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (12/03)                                           2004        1.078           1.208                 390,647
                                                               2003        1.000           1.078                       -

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (12/03)                                           2004        1.071           1.206                 181,355
                                                               2003        1.000           1.071                       -

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (7/04)     2004        0.978           1.050                   5,752

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (9/03)         2004        1.044           1.115                 184,711
                                                               2003        1.000           1.044                  17,217

   Total Return Portfolio - Administrative Class (5/03)        2004        1.010           1.039                 683,510
                                                               2003        1.000           1.010                   8,553

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (6/03)                                               2004        1.290           1.470                   3,230
                                                               2003        1.000           1.290                       -



                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)



                                                                        UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR         YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Putnam VT Small Cap Value Fund - Class IB Shares (6/03)     2004        1.426           1.765                  32,407
                                                               2003        1.000           1.426                       -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (8/03)                               2004        1.307           1.388                 157,285
                                                               2003        1.000           1.307                  17,869

   Investors Fund - Class I (7/03)                             2004        1.271           1.375                  38,512
                                                               2003        1.000           1.271                  22,276

   Large Cap Growth Fund - Class I (9/03)                      2004        1.305           1.286                  80,391
                                                               2003        1.000           1.305                  69,744

   Small Cap Growth Fund - Class I (8/03)                      2004        1.426           1.610                 153,104
                                                               2003        1.000           1.426                  27,380

The Travelers Series Trust
   Convertible Securities Portfolio (7/03)                     2004        1.138           1.186                  59,172
                                                               2003        1.000           1.138                       -

   Disciplined Mid Cap Stock Portfolio (6/03)                  2004        1.296           1.480                  42,350
                                                               2003        1.000           1.296                   9,293

   Equity Income Portfolio (7/03)                              2004        1.232           1.327                 305,326
                                                               2003        1.000           1.232                  62,666

   Federated High Yield Portfolio (9/03)                       2004        1.106           1.197                 228,788
                                                               2003        1.000           1.106                  17,004

   Federated Stock Portfolio (6/03)                            2004        1.248           1.353                  38,606
                                                               2003        1.000           1.248                  18,144

   Large Cap Portfolio (9/03)                                  2004        1.186           1.239                 101,643
                                                               2003        1.000           1.186                  27,138

   Lazard International Stock Portfolio (8/03)                 2004        1.263           1.433                 100,973
                                                               2003        1.000           1.263                   8,472


                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)



                                                                        UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR         YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Merrill Lynch Large Cap Core Portfolio (7/03)               2004        1.158           1.317                 169,721
                                                               2003        1.000           1.158                  19,489

   MFS Emerging Growth Portfolio (12/03)                       2004        1.194           1.320                  35,297
                                                               2003        1.000           1.194                       -

   MFS Mid Cap Growth Portfolio (6/03)                         2004        1.279           1.431                  60,927
                                                               2003        1.000           1.279                  10,971

   MFS Value Portfolio (7/04)                                  2004        0.977           1.109                   7,576

   Pioneer Fund Portfolio (4/03)                               2004        1.188           1.295                  12,601
                                                               2003        1.000           1.188                       -

   Social Awareness Stock Portfolio (9/04)                     2004        0.924           1.043                       -

   Travelers Quality Bond Portfolio (8/03)                     2004        1.013           1.026                 383,445
                                                               2003        1.000           1.013                   1,178

   U.S. Government Securities Portfolio (8/04)                 2004        1.007           1.044                     504

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (11/03)                  2004        1.223           1.277                  11,734
                                                               2003        1.000           1.223                       -

   MFS Total Return Portfolio (5/03)                           2004        1.123           1.228                 697,939
                                                               2003        1.000           1.123                  68,755

   Pioneer Strategic Income Portfolio (6/04)                   2004        0.979           1.083                  44,517

   SB Adjustable Rate Income Portfolio - Class I
   Shares (12/03)                                              2004        0.998           0.990                  41,915
                                                               2003        1.000           0.998                       -

   Strategic Equity Portfolio (7/03)                           2004        1.225           1.325                  28,511
                                                               2003        1.000           1.225                  22,609

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                 2004        1.258           1.448                 188,616
                                                               2003        1.000           1.258                  74,545



                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)



                                                                        UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR         YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Enterprise Portfolio - Class II Shares (1/04)               2004        1.185           1.206                  23,247
                                                               2003        1.000           1.185                       -

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (5/03)            2004        1.237           1.397                 336,428
                                                               2003        1.000           1.237                 101,724

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (6/03)                                              2004        1.182           1.174                  10,861
                                                               2003        1.000           1.182                       -

   Mid Cap Portfolio - Service Class 2 (6/03)                  2004        1.407           1.720                 278,559
                                                               2003        1.000           1.407                  39,726






                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.


                                          SEPARATE ACCOUNT CHARGES 2.05%



                                                                        UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR         YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Capital Appreciation Fund (10/03)                           2004        1.213           1.420                       -
                                                               2003        1.000           1.213                       -

   High Yield Bond Trust (6/04)                                2004        0.991           1.059                   3,808

   Managed Assets Trust (6/04)                                 2004        0.999           1.058                       -

   Money Market Portfolio (8/03)                               2004        0.991           0.981                   4,000
                                                               2003        1.000           0.991                       -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (10/03)                                             2004        1.143           1.213                       -





                                                               2003        1.000           1.143                       -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                  2004        1.316           1.463                   3,927
                                                               2003        1.000           1.316                       -

   Growth Fund - Class 2 Shares (6/03)                         2004        1.255           1.383                  11,535
                                                               2003        1.000           1.255                       -

   Growth-Income Fund - Class 2 Shares (6/03)                  2004        1.253           1.354                   9,193
                                                               2003        1.000           1.253                       -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/03)            2004        1.260           1.622                   8,022
                                                               2003        1.000           1.260                       -

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -  Developing Leaders
   Portfolio - Initial Shares (6/03)                           2004        1.280           1.397                       -
                                                               2003        1.000           1.280                       -


                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)



                                                                        UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR         YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Dreyfus Variable Investment Fund - Appreciation             2004        1.168           1.202                       -
   Portfolio - Initial Shares (5/03)
                                                               2003        1.000           1.168                       -

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (6/03)       2004        1.203           1.328                   9,484
                                                               2003        1.000           1.203                       -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (7/03)                                               2004        1.474           1.801                       -
                                                               2003        1.000           1.474                       -

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2004        1.334           1.549                   1,081
                                                               2003        1.212           1.334                       -

   Templeton Growth Securities Fund - Class 2 Shares (6/03)    2004        1.323           1.504                   8,949
                                                               2003        1.000           1.323                       -

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)             2004        1.208           1.305                   4,855
                                                               2003        1.000           1.208                       -

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (7/03)                                       2004        1.269           1.357                       -
                                                               2003        1.000           1.269                       -

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (7/03)                                               2004        1.225           1.300                       -
                                                               2003        1.000           1.225                       -

Janus Aspen Series
   Balanced Portfolio - Service Shares (7/03)                  2004        1.091           1.157                       -
                                                               2003        1.000           1.091                       -

   Global Life Sciences Portfolio - Service Shares (12/03)     2004        1.188           1.329                       -
                                                               2003        1.000           1.188                       -


                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)



                                                                        UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR         YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Global Technology Portfolio - Service Shares (11/03)        2004        1.382           1.361                       -
                                                               2003        1.000           1.382                       -

   Worldwide Growth Portfolio - Service Shares (7/03)          2004        1.250           1.280                       -
                                                               2003        1.000           1.250                       -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (10/03)               2004        1.330           1.497                   2,910
                                                               2003        1.000           1.330                       -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (8/03)                          2004        1.239           1.367                  15,775
                                                               2003        1.000           1.239                       -

   Mid-Cap Value Portfolio (6/03)                              2004        1.254           1.524                  16,171
                                                               2003        1.000           1.254                       -

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (12/03)                                           2004        1.078           1.206                  18,660
                                                               2003        1.000           1.078                       -

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (12/03)                                           2004        1.071           1.204                   9,791
                                                               2003        1.000           1.071                       -

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (7/04)     2004        0.978           1.050                       -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (9/03)         2004        1.043           1.113                   6,362
                                                               2003        1.000           1.043                       -

   Total Return Portfolio - Administrative Class (5/03)        2004        1.010           1.038                   9,658
                                                               2003        1.000           1.010                       -


                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)



                                                                        UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR         YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (6/03)                                               2004        1.289           1.468                       -
                                                               2003        1.000           1.289                       -

   Putnam VT Small Cap Value Fund - Class IB Shares (6/03)     2004        1.425           1.762                   6,528
                                                               2003        1.000           1.425                       -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (8/03)                               2004        1.306           1.386                       -
                                                               2003        1.000           1.306                       -

   Investors Fund - Class I (7/03)                             2004        1.270           1.373                   3,606
                                                               2003        1.000           1.270                       -

   Large Cap Growth Fund - Class I (9/03)                      2004        1.304           1.284                   1,333
                                                               2003        1.000           1.304                       -

   Small Cap Growth Fund - Class I (8/03)                      2004        1.425           1.607                   3,561
                                                               2003        1.000           1.425                       -

The Travelers Series Trust
   Convertible Securities Portfolio (7/03)                     2004        1.137           1.184                   4,441
                                                               2003        1.000           1.137                       -

   Disciplined Mid Cap Stock Portfolio (6/03)                  2004        1.295           1.478                       -
                                                               2003        1.000           1.295                       -

   Equity Income Portfolio (7/03)                              2004        1.231           1.325                       -
                                                               2003        1.000           1.231                       -

   Federated High Yield Portfolio (9/03)                       2004        1.105           1.195                  11,358
                                                               2003        1.000           1.105                       -

   Federated Stock Portfolio (6/03)                            2004        1.247           1.351                       -
                                                               2003        1.000           1.247                       -

   Large Cap Portfolio (9/03)                                  2004        1.185           1.236                       -
                                                               2003        1.000           1.185                       -


                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)



                                                                        UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR         YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Lazard International Stock Portfolio (8/03)                 2004        1.262           1.431                   4,169
                                                               2003        1.000           1.262                       -

   Merrill Lynch Large Cap Core Portfolio (7/03)               2004        1.158           1.314                   9,056
                                                               2003        1.000           1.158                       -

   MFS Emerging Growth Portfolio (12/03)                       2004        1.193           1.317                       -
                                                               2003        1.000           1.193                       -

   MFS Mid Cap Growth Portfolio (6/03)                         2004        1.278           1.428                       -
                                                               2003        1.000           1.278                       -

   MFS Value Portfolio (7/04)                                  2004        0.976           1.108                       -

   Pioneer Fund Portfolio (4/03)                               2004        1.188           1.293                       -
                                                               2003        1.000           1.188                       -

   Social Awareness Stock Portfolio (9/04)                     2004        0.924           1.043                       -

   Travelers Quality Bond Portfolio (8/03)                     2004        1.012           1.024                  13,616
                                                               2003        1.000           1.012                       -

   U.S. Government Securities Portfolio (8/04)                 2004        1.007           1.043                   3,767

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (11/03)                  2004        1.222           1.275                       -
                                                               2003        1.000           1.222                       -

   MFS Total Return Portfolio (5/03)                           2004        1.122           1.226                   4,688
                                                               2003        1.000           1.122                       -

   Pioneer Strategic Income Portfolio (6/04)                   2004        0.979           1.082                   6,561

   SB Adjustable Rate Income Portfolio - Class I
   Shares (12/03)                                              2004        0.997           0.989                   5,046
                                                               2003        1.000           0.997                       -

   Strategic Equity Portfolio (7/03)                           2004        1.225           1.323                       -
                                                               2003        1.000           1.225                       -



                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)



                                                                        UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR         YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                 2004        1.257           1.446                       -
                                                               2003        1.000           1.257                       -

   Enterprise Portfolio - Class II Shares (1/04)               2004        1.184           1.204                       -
                                                               2003        1.000           1.184                       -

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (5/03)            2004        1.236           1.394                  12,353
                                                               2003        1.000           1.236                       -

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (6/03)                                              2004        1.181           1.172                       -
                                                               2003        1.000           1.181                       -

   Mid Cap Portfolio - Service Class 2 (6/03)                  2004        1.406           1.718                   3,804
                                                               2003        1.000           1.406                       -




                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 2.15%



                                                                        UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR         YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Capital Appreciation Fund (10/03)                           2004        1.212           1.418                   8,665
                                                               2003        1.000           1.212                       -

   High Yield Bond Trust (6/04)                                2004        0.991           1.059                   2,870

   Managed Assets Trust (6/04)                                 2004        0.998           1.057                       -

   Money Market Portfolio (8/03)                               2004        0.990           0.979                  30,323
                                                               2003        1.000           0.990                  86,167

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (10/03)                                             2004        1.142           1.211                       -
                                                               2003        1.000           1.142                       -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                  2004        1.315           1.460                  88,114
                                                               2003        1.000           1.315                   1,892

   Growth Fund - Class 2 Shares (6/03)                         2004        1.254           1.381                 130,446
                                                               2003        1.000           1.254                  13,201

   Growth-Income Fund - Class 2 Shares (6/03)                  2004        1.252           1.352                 227,798
                                                               2003        1.000           1.252                  28,884

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/03)            2004        1.259           1.619                 170,988
                                                               2003        1.000           1.259                       -

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -  Developing Leaders
   Portfolio - Initial Shares (6/03)                           2004        1.279           1.394                       -
                                                               2003        1.000           1.279                       -

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (5/03)                           2004        1.167           1.200                  11,352
                                                               2003        1.000           1.167                       -



                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)



                                                                        UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR         YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (6/03)       2004        1.202           1.325                  29,113
                                                               2003        1.000           1.202                   6,436

   Templeton Developing Markets Securities Fund - Class 2
   Shares (7/03)                                               2004        1.473           1.798                   1,577
                                                               2003        1.000           1.473                       -

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2004        1.333           1.546                  10,885
                                                               2003        1.211           1.333                       -

   Templeton Growth Securities Fund - Class 2 Shares (6/03)    2004        1.322           1.502                  22,897
                                                               2003        1.000           1.322                       -

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)             2004        1.207           1.302                 133,818
                                                               2003        1.000           1.207                   2,212

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (7/03)                                       2004        1.268           1.354                   3,788
                                                               2003        1.000           1.268                       -

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (7/03)                                               2004        1.224           1.298                       -
                                                               2003        1.000           1.224                       -

Janus Aspen Series
   Balanced Portfolio - Service Shares (7/03)                  2004        1.090           1.155                       -
                                                               2003        1.000           1.090                       -

   Global Life Sciences Portfolio - Service Shares (12/03)     2004        1.187           1.327                       -
                                                               2003        1.000           1.187                       -

   Global Technology Portfolio - Service Shares (11/03)        2004        1.381           1.359                       -
                                                               2003        1.000           1.381                       -



                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)



                                                                        UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR         YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Worldwide Growth Portfolio - Service Shares (7/03)          2004        1.249           1.278                       -
                                                               2003        1.000           1.249                       -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (10/03)               2004        1.329           1.495                  55,373
                                                               2003        1.000           1.329                  55,373

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (8/03)                          2004        1.238           1.365                  24,914
                                                               2003        1.000           1.238                       -

   Mid-Cap Value Portfolio (6/03)                              2004        1.253           1.522                  57,801
                                                               2003        1.000           1.253                  13,002

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (12/03)                                           2004        1.078           1.205                  21,269
                                                               2003        1.000           1.078                       -

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (12/03)                                           2004        1.071           1.203                   5,265
                                                               2003        1.000           1.071                       -

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (7/04)     2004        0.978           1.049                       -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (9/03)         2004        1.042           1.111                   6,657
                                                               2003        1.000           1.042                       -

   Total Return Portfolio - Administrative Class (5/03)        2004        1.009           1.036                 140,311
                                                               2003        1.000           1.009                  54,621

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (6/03)                                               2004        1.288           1.465                       -
                                                               2003        1.000           1.288                       -



                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)



                                                                        UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR         YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Putnam VT Small Cap Value Fund - Class IB Shares (6/03)     2004        1.424           1.759                  14,934
                                                               2003        1.000           1.424                  10,103

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (8/03)                               2004        1.305           1.384                     275
                                                               2003        1.000           1.305                       -

   Investors Fund - Class I (7/03)                             2004        1.269           1.371                       -
                                                               2003        1.000           1.269                       -

   Large Cap Growth Fund - Class I (9/03)                      2004        1.303           1.282                  69,345
                                                               2003        1.000           1.303                  54,503

   Small Cap Growth Fund - Class I (8/03)                      2004        1.424           1.605                 158,043
                                                               2003        1.000           1.424                   1,726

The Travelers Series Trust
   Convertible Securities Portfolio (7/03)                     2004        1.136           1.182                       -
                                                               2003        1.000           1.136                       -

   Disciplined Mid Cap Stock Portfolio (6/03)                  2004        1.295           1.475                       -
                                                               2003        1.000           1.295                       -

   Equity Income Portfolio (7/03)                              2004        1.230           1.323                       -
                                                               2003        1.000           1.230                       -

   Federated High Yield Portfolio (9/03)                       2004        1.104           1.193                   2,537
                                                               2003        1.000           1.104                       -

   Federated Stock Portfolio (6/03)                            2004        1.246           1.349                   9,849
                                                               2003        1.000           1.246                       -

   Large Cap Portfolio (9/03)                                  2004        1.184           1.234                  91,451
                                                               2003        1.000           1.184                  62,023

   Lazard International Stock Portfolio (8/03)                 2004        1.261           1.429                       -
                                                               2003        1.000           1.261                       -



                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)



                                                                        UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR         YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Merrill Lynch Large Cap Core Portfolio (7/03)               2004        1.157           1.312                  24,519
                                                               2003        1.000           1.157                       -

   MFS Emerging Growth Portfolio (12/03)                       2004        1.192           1.315                   2,386
                                                               2003        1.000           1.192                       -

   MFS Mid Cap Growth Portfolio (6/03)                         2004        1.277           1.426                  32,738
                                                               2003        1.000           1.277                  20,866

   MFS Value Portfolio (7/04)                                  2004        0.976           1.107                       -

   Pioneer Fund Portfolio (4/03)                               2004        1.187           1.291                       -
                                                               2003        1.000           1.187                       -

   Social Awareness Stock Portfolio (9/04)                     2004        0.923           1.042                       -

   Travelers Quality Bond Portfolio (8/03)                     2004        1.011           1.022                       -
                                                               2003        1.000           1.011                       -

   U.S. Government Securities Portfolio (8/04)                 2004        1.006           1.043                       -

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (11/03)                  2004        1.221           1.273                       -
                                                               2003        1.000           1.221                       -

   MFS Total Return Portfolio (5/03)                           2004        1.122           1.224                  56,755
                                                               2003        1.000           1.122                   6,878

   Pioneer Strategic Income Portfolio (6/04)                   2004        0.979           1.081                       -

   SB Adjustable Rate Income Portfolio - Class I
   Shares (12/03)                                              2004        0.997           0.987                       -
                                                               2003        1.000           0.997                       -

   Strategic Equity Portfolio (7/03)                           2004        1.224           1.320                   8,669
                                                               2003        1.000           1.224                       -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                 2004        1.256           1.444                  32,088
                                                               2003        1.000           1.256                   4,136



                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)



                                                                        UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR         YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Enterprise Portfolio - Class II Shares (1/04)               2004        1.183           1.202                       -
                                                               2003        1.000           1.183                       -

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (5/03)            2004        1.235           1.392                  56,494
                                                               2003        1.000           1.235                   4,134

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (6/03)                                              2004        1.181           1.170                  74,996
                                                               2003        1.000           1.181                  59,036

   Mid Cap Portfolio - Service Class 2 (6/03)                  2004        1.405           1.715                  52,680
                                                               2003        1.000           1.405                       -



                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 2.25%



                                                                        UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR         YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Capital Appreciation Fund (10/03)                           2004        1.000           1.170                       -

   High Yield Bond Trust (6/04)                                2004        1.008           1.076                       -

   Managed Assets Trust (6/04)                                 2004        1.013           1.072                       -

   Money Market Portfolio (8/03)                               2004        1.000           0.995                       -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (10/03)                                             2004        1.000           1.059                       -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                  2004        1.000           1.114                   8,168

   Growth Fund - Class 2 Shares (6/03)                         2004        1.000           1.086                  10,072

   Growth-Income Fund - Class 2 Shares (6/03)                  2004        1.000           1.065                   8,461

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/03)            2004        1.000           1.288                       -

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -  Developing Leaders
   Portfolio - Initial Shares (6/03)                           2004        1.000           1.094                       -

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (5/03)                           2004        1.000           1.023                       -

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (6/03)       2004        1.000           1.101                       -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (7/03)                                               2004        1.000           1.262                       -

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2004        1.000           1.157                       -

   Templeton Growth Securities Fund - Class 2 Shares (6/03)    2004        1.000           1.120                       -



                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)



                                                                        UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR         YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)             2004        1.000           1.070                       -

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (7/03)                                       2004        1.000           1.055                       -

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (7/03)                                               2004        1.000           1.066                       -

Janus Aspen Series
   Balanced Portfolio - Service Shares (7/03)                  2004        1.000           1.069                       -

   Global Life Sciences Portfolio - Service Shares (12/03)     2004        1.000           1.039                       -

   Global Technology Portfolio - Service Shares (11/03)        2004        1.000           1.053                       -

   Worldwide Growth Portfolio - Service Shares (7/03)          2004        1.000           1.088                       -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (10/03)               2004        1.000           1.126                       -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (8/03)                          2004        1.000           1.100                       -

   Mid-Cap Value Portfolio (6/03)                              2004        1.000           1.161                       -

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (12/03)                                           2004        1.000           1.117                       -

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (12/03)                                           2004        1.000           1.120                       -

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (7/04)     2004        0.992           1.063                       -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (9/03)         2004        1.000           1.068                       -



                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)



                                                                        UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR         YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Total Return Portfolio - Administrative Class (5/03)        2004        1.000           1.045                   6,721

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (6/03)                                               2004        1.000           1.160                       -

   Putnam VT Small Cap Value Fund - Class IB Shares (6/03)     2004        1.000           1.194                       -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (8/03)                               2004        1.000           1.058                       -

   Investors Fund - Class I (7/03)                             2004        1.000           1.080                       -

   Large Cap Growth Fund - Class I (9/03)                      2004        1.000           0.991                       -

   Small Cap Growth Fund - Class I (8/03)                      2004        1.000           1.167                       -

The Travelers Series Trust
   Convertible Securities Portfolio (7/03)                     2004        1.000           1.043                       -

   Disciplined Mid Cap Stock Portfolio (6/03)                  2004        1.000           1.120                       -

   Equity Income Portfolio (7/03)                              2004        1.000           1.103                       -

   Federated High Yield Portfolio (9/03)                       2004        1.000           1.079                       -

   Federated Stock Portfolio (6/03)                            2004        1.000           1.080                       -

   Large Cap Portfolio (9/03)                                  2004        1.000           1.049                       -

   Lazard International Stock Portfolio (8/03)                 2004        1.000           1.146                       -

   Merrill Lynch Large Cap Core Portfolio (7/03)               2004        1.000           1.125                       -

   MFS Emerging Growth Portfolio (12/03)                       2004        1.000           1.082                       -

   MFS Mid Cap Growth Portfolio (6/03)                         2004        1.000           1.074                       -

   MFS Value Portfolio (7/04)                                  2004        0.994           1.127                       -


                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)



                                                                        UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR         YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Pioneer Fund Portfolio (4/03)                               2004        1.000           1.094                       -

   Social Awareness Stock Portfolio (9/04)                     2004        0.954           1.076                       -

   Travelers Quality Bond Portfolio (8/03)                     2004        1.000           1.032                       -

   U.S. Government Securities Portfolio (8/04)                 2004        1.036           1.073                       -

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (11/03)                  2004        1.000           1.055                       -

   MFS Total Return Portfolio (5/03)                           2004        1.000           1.096                       -

   Pioneer Strategic Income Portfolio (6/04)                   2004        1.000           1.104                       -

   SB Adjustable Rate Income Portfolio - Class I
   Shares (12/03)                                              2004        1.000           0.998                       -

   Strategic Equity Portfolio (7/03)                           2004        1.000           1.098                       -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                 2004        1.000           1.132                       -

   Enterprise Portfolio - Class II Shares (1/04)               2004        1.000           1.038                       -

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (5/03)            2004        1.000           1.108                       -

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (6/03)                                              2004        1.000           1.040                       -

   Mid Cap Portfolio - Service Class 2 (6/03)                  2004        1.000           1.228                       -




                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 2.35%



                                                                        UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR         YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Capital Appreciation Fund (10/03)                           2004        1.210           1.413                       -
                                                               2003        1.000           1.210                       -

   High Yield Bond Trust (6/04)                                2004        0.990           1.057                       -

   Managed Assets Trust (6/04)                                 2004        0.998           1.056                       -

   Money Market Portfolio (8/03)                               2004        0.989           0.976                       -
                                                               2003        1.000           0.989                       -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (10/03)                                             2004        1.140           1.207                       -
                                                               2003        1.000           1.140                       -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                  2004        1.313           1.455                       -
                                                               2003        1.000           1.313                       -

   Growth Fund - Class 2 Shares (6/03)                         2004        1.252           1.376                  13,007
                                                               2003        1.000           1.252                   8,906

   Growth-Income Fund - Class 2 Shares (6/03)                  2004        1.250           1.348                  11,257
                                                               2003        1.000           1.250                  11,257

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/03)            2004        1.258           1.614                       -
                                                               2003        1.000           1.258                       -

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -  Developing Leaders
   Portfolio - Initial Shares (6/03)                           2004        1.278           1.390                       -
                                                               2003        1.000           1.278                       -

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (5/03)                           2004        1.165           1.196                   4,718
                                                               2003        1.000           1.165                   4,718



                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)



                                                                        UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR         YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (6/03)       2004        1.201           1.321                       -
                                                               2003        1.000           1.201                       -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (7/03)                                               2004        1.471           1.792                       -
                                                               2003        1.000           1.471                       -

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2004        1.331           1.541                       -
                                                               2003        1.210           1.331                       -

   Templeton Growth Securities Fund - Class 2 Shares (6/03)    2004        1.321           1.497                       -
                                                               2003        1.000           1.321                       -

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)             2004        1.206           1.298                       -
                                                               2003        1.000           1.206                       -

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (7/03)                                       2004        1.267           1.350                       -
                                                               2003        1.000           1.267                       -

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (7/03)                                               2004        1.222           1.294                       -
                                                               2003        1.000           1.222                       -

Janus Aspen Series
   Balanced Portfolio - Service Shares (7/03)                  2004        1.089           1.152                       -
                                                               2003        1.000           1.089                       -

   Global Life Sciences Portfolio - Service Shares (12/03)     2004        1.186           1.323                       -
                                                               2003        1.000           1.186                       -

   Global Technology Portfolio - Service Shares (11/03)        2004        1.379           1.354                       -
                                                               2003        1.000           1.379                       -


                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)



                                                                        UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR         YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Worldwide Growth Portfolio - Service Shares (7/03)          2004        1.247           1.273                       -
                                                               2003        1.000           1.247                       -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (10/03)               2004        1.327           1.490                       -
                                                               2003        1.000           1.327                       -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (8/03)                          2004        1.237           1.361                       -
                                                               2003        1.000           1.237                       -

   Mid-Cap Value Portfolio (6/03)                              2004        1.252           1.516                   8,386
                                                               2003        1.000           1.252                   4,576

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (12/03)                                           2004        1.078           1.202                       -
                                                               2003        1.000           1.078                       -

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (12/03)                                           2004        1.071           1.200                       -
                                                               2003        1.000           1.071                       -

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (7/04)     2004        0.977           1.047                       -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (9/03)         2004        1.041           1.107                       -
                                                               2003        1.000           1.041                       -

   Total Return Portfolio - Administrative Class (5/03)        2004        1.008           1.032                       -
                                                               2003        1.000           1.008                       -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (6/03)                                               2004        1.287           1.460                       -
                                                               2003        1.000           1.287                       -



                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)



                                                                        UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR         YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Putnam VT Small Cap Value Fund - Class IB Shares (6/03)     2004        1.422           1.753                       -
                                                               2003        1.000           1.422                       -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (8/03)                               2004        1.304           1.379                       -
                                                               2003        1.000           1.304                       -

   Investors Fund - Class I (7/03)                             2004        1.267           1.366                       -
                                                               2003        1.000           1.267                       -

   Large Cap Growth Fund - Class I (9/03)                      2004        1.301           1.278                   4,379
                                                               2003        1.000           1.301                       -

   Small Cap Growth Fund - Class I (8/03)                      2004        1.422           1.599                   4,243
                                                               2003        1.000           1.422                   4,243

The Travelers Series Trust
   Convertible Securities Portfolio (7/03)                     2004        1.135           1.178                       -
                                                               2003        1.000           1.135                       -

   Disciplined Mid Cap Stock Portfolio (6/03)                  2004        1.293           1.470                       -
                                                               2003        1.000           1.293                       -

   Equity Income Portfolio (7/03)                              2004        1.228           1.318                       -
                                                               2003        1.000           1.228                       -

   Federated High Yield Portfolio (9/03)                       2004        1.103           1.189                       -
                                                               2003        1.000           1.103                       -

   Federated Stock Portfolio (6/03)                            2004        1.245           1.344                       -
                                                               2003        1.000           1.245                       -

   Large Cap Portfolio (9/03)                                  2004        1.182           1.230                       -
                                                               2003        1.000           1.182                       -

   Lazard International Stock Portfolio (8/03)                 2004        1.259           1.424                   6,836
                                                               2003        1.000           1.259                   6,836



                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)



                                                                        UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR         YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Merrill Lynch Large Cap Core Portfolio (7/03)               2004        1.155           1.308                       -
                                                               2003        1.000           1.155                       -

   MFS Emerging Growth Portfolio (12/03)                       2004        1.191           1.311                       -
                                                               2003        1.000           1.191                       -

   MFS Mid Cap Growth Portfolio (6/03)                         2004        1.275           1.421                       -
                                                               2003        1.000           1.275                       -

   MFS Value Portfolio (7/04)                                  2004        0.976           1.106                       -

   Pioneer Fund Portfolio (4/03)                               2004        1.185           1.287                       -
                                                               2003        1.000           1.185                       -

   Social Awareness Stock Portfolio (9/04)                     2004        0.923           1.040                       -

   Travelers Quality Bond Portfolio (8/03)                     2004        1.010           1.019                       -
                                                               2003        1.000           1.010                       -

   U.S. Government Securities Portfolio (8/04)                 2004        1.006           1.041                       -

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (11/03)                  2004        1.219           1.269                       -
                                                               2003        1.000           1.219                       -

   MFS Total Return Portfolio (5/03)                           2004        1.120           1.220                       -
                                                               2003        1.000           1.120                       -

   Pioneer Strategic Income Portfolio (6/04)                   2004        0.978           1.080                       -

   SB Adjustable Rate Income Portfolio - Class I
   Shares (12/03)                                              2004        0.997           0.985                       -
                                                               2003        1.000           0.997                       -

   Strategic Equity Portfolio (7/03)                           2004        1.222           1.316                       -
                                                               2003        1.000           1.222                       -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                 2004        1.254           1.439                       -
                                                               2003        1.000           1.254                       -



                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)



                                                                        UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR         YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Enterprise Portfolio - Class II Shares (1/04)               2004        1.181           1.198                       -
                                                               2003        1.000           1.181                       -

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (5/03)            2004        1.233           1.387                       -
                                                               2003        1.000           1.233                       -

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (6/03)                                              2004        1.179           1.166                   4,895
                                                               2003        1.000           1.179                       -

   Mid Cap Portfolio - Service Class 2 (6/03)                  2004        1.403           1.709                   4,277
                                                               2003        1.000           1.403                   4,277


                                      NOTES

Effective "07/26/2004" Merrill Lynch Variable Series Funds, Inc.: Merrill Lynch Small Cap Value V.I. Fund - Class III changed its name to Merrill Lynch Series Fund, Inc.: Merrill Lynch Value Opportunities V.I. Fund - Class III

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2004.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If a accumulate unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Janus Aspen Series: Balanced Portfolio - Service Shares is no available to new Contract Owners

Janus Aspen Series: Global Life Science Portfolio - Service Shares is no available to new Contract Owners

Janus Aspen Series: Worldwide Growth Portfolio - Service Shares is no available to new Contract Owners

Putnam Variable Trust: Putnam VT International Equity Fund - Class IB Shares is no available to new Contract Owners

Van Kampen Life Investment Trust- Enterprise Portfolio Class II Shares is no available to new Contract Owners

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.


                         SEPARATE ACCOUNT CHARGES 1.70%



                                                                        UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR         YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Money Market Portfolio (8/03)                               2004        0.997           0.990                       -
                                                               2003        1.000           0.997                       -

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund - Series II (9/03)       2004        1.080           1.129                       -
                                                               2003        1.000           1.080                       -

   AIM V.I. Mid Cap Core Equity Fund - Series II (12/03)       2004        1.069           1.193                       -
                                                               2003        1.000           1.069                       -

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (6/03)                                               2004        1.089           1.189                       -
                                                               2003        1.000           1.089                       -

   Franklin Small Cap Fund - Class 2 Shares (11/03)            2004        1.081           1.185                       -
                                                               2003        1.000           1.081                       -

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2004        1.113           1.297                       -
                                                               2003        1.000           1.113                       -

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class II Shares (9/03)                                      2004        1.077           1.152                       -
                                                               2003        1.000           1.077                       -

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (6/03)                                               2004        1.089           1.141                       -
                                                               2003        1.000           1.089                       -

   Oppenheimer Global Securities Fund/VA - Service
   Shares (11/03)                                              2004        1.155           1.350                       -
                                                               2003        1.000           1.155                       -


                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)



                                                                        UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR         YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (12/03)                                              2004        1.007           1.020                       -
                                                               2003        1.000           1.007                       -

   Pioneer Balanced VCT Portfolio - Class II Shares (11/03)    2004        1.052           1.082                       -
                                                               2003        1.000           1.052                       -

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.202           1.402                       -
                                                               2003        1.000           1.202                       -

   Pioneer Equity Income VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.092           1.246                       -
                                                               2003        1.000           1.092                       -

   Pioneer Europe VCT Portfolio - Class II Shares (9/03)       2004        1.176           1.367                       -
                                                               2003        1.000           1.176                       -

   Pioneer Fund VCT Portfolio - Class II Shares (9/03)         2004        1.093           1.192                       -
                                                               2003        1.000           1.093                       -

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.043           1.091                       -
                                                               2003        1.000           1.043                       -

   Pioneer High Yield VCT Portfolio - Class II Shares (9/03)   2004        1.066           1.129                       -
                                                               2003        1.000           1.066                       -

   Pioneer International Value VCT Portfolio - Class II
   Shares (1/04)                                               2004        1.152           1.342                       -
                                                               2003        1.000           1.152                       -

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.130           1.353                       -
                                                               2003        1.000           1.130                       -

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio -
   Class II Shares (5/04)                                      2004        1.023           1.094                       -


   Pioneer Papp America-Pacific Rim Fund VCT - Class II
   Shares (7/04)                                               2004        0.994           1.000                       -

   Pioneer Papp Small & Mid Cap Growth VCT Portfolio -
   Class II Shares (7/04)                                      2004        1.049           1.072                       -

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.101           1.466                       -
                                                               2003        1.000           1.101                       -

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.100           1.297                       -
                                                               2003        1.000           1.100                       -

   Pioneer Small Company VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.061           1.181                       -
                                                               2003        1.000           1.061                       -

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.055           1.141                       -
                                                               2003        1.000           1.055                       -

   Pioneer Value VCT Portfolio - Class II Shares (12/03)       2004        1.097           1.202                       -
                                                               2003        1.000           1.097                       -

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (6/03)                         2004        1.061           1.132                       -
                                                               2003        1.000           1.061                       -


                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 1.75%



                                                                        UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR         YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Money Market Portfolio (8/03)                               2004        0.993           0.986                  19,865
                                                               2003        1.000           0.993                       -

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund - Series II (9/03)       2004        1.224           1.279                       -
                                                               2003        1.000           1.224                       -

   AIM V.I. Mid Cap Core Equity Fund - Series II (12/03)       2004        1.243           1.387                       -
                                                               2003        1.000           1.243                       -

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (6/03)                                               2004        1.214           1.324                  35,918
                                                               2003        1.000           1.214                       -

   Franklin Small Cap Fund - Class 2 Shares (11/03)            2004        1.333           1.460                       -
                                                               2003        1.000           1.333                       -

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2004        1.336           1.557                  11,039
                                                               2003        1.000           1.336                       -

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class II Shares (9/03)                                      2004        1.255           1.342                       -
                                                               2003        1.000           1.255                       -

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (6/03)                                               2004        1.231           1.290                       -
                                                               2003        1.000           1.231                       -

   Oppenheimer Global Securities Fund/VA - Service
   Shares (11/03)                                              2004        1.411           1.649                       -
                                                               2003        1.000           1.411                       -

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (12/03)                                              2004        0.994           1.007                       -
                                                               2003        1.000           0.994                       -


                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)



                                                                        UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR         YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Pioneer Balanced VCT Portfolio - Class II Shares (11/03)    2004        1.109           1.139                  36,173
                                                               2003        1.000           1.109                       -

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.508           1.759                   3,035
                                                               2003        1.000           1.508                       -

   Pioneer Equity Income VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.203           1.372                  15,160
                                                               2003        1.000           1.203                       -

   Pioneer Europe VCT Portfolio - Class II Shares (9/03)       2004        1.281           1.488                       -
                                                               2003        1.000           1.281                       -

   Pioneer Fund VCT Portfolio - Class II Shares (9/03)         2004        1.211           1.320                       -
                                                               2003        1.000           1.211                       -

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.152           1.204                       -
                                                               2003        1.000           1.152                       -

   Pioneer High Yield VCT Portfolio - Class II Shares (9/03)   2004        1.151           1.219                       -
                                                               2003        1.000           1.151                       -

   Pioneer International Value VCT Portfolio - Class II
   Shares (1/04)                                               2004        1.288           1.499                       -
                                                               2003        1.000           1.288                       -

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.322           1.582                  13,464
                                                               2003        1.000           1.322                       -

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio -
   Class II Shares (5/04)                                      2004        1.022           1.094                       -

   Pioneer Papp America-Pacific Rim Fund VCT - Class II
   Shares (7/04)                                               2004        0.994           1.000                       -



                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)



                                                                        UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR         YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Pioneer Papp Small & Mid Cap Growth VCT Portfolio -         2004        1.049           1.072                       -
   Class II Shares (7/04)

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.259           1.676                   9,713
                                                               2003        1.000           1.259                       -

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.353           1.594                  13,226
                                                               2003        1.000           1.353                       -

   Pioneer Small Company VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.284           1.428                       -
                                                               2003        1.000           1.284                       -

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.088           1.175                       -
                                                               2003        1.000           1.088                       -

   Pioneer Value VCT Portfolio - Class II Shares (12/03)       2004        1.190           1.303                       -
                                                               2003        1.000           1.190                       -

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (6/03)                         2004        1.113           1.187                       -
                                                               2003        1.000           1.113                       -




                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 1.90%



                                                                        UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR         YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Money Market Portfolio (8/03)                               2004        0.996           0.988                   1,115
                                                               2003        1.000           0.996                       -

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund - Series II (9/03)       2004        1.079           1.126                  14,804
                                                               2003        1.000           1.079                       -

   AIM V.I. Mid Cap Core Equity Fund - Series II (12/03)       2004        1.068           1.190                  11,715
                                                               2003        1.000           1.068                       -

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (6/03)                                               2004        1.088           1.185                 166,429
                                                               2003        1.000           1.088                       -

   Franklin Small Cap Fund - Class 2 Shares (11/03)            2004        1.081           1.182                  36,947
                                                               2003        1.000           1.081                       -

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2004        1.113           1.294                  62,699
                                                               2003        1.000           1.113                       -

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class II Shares (9/03)                                      2004        1.077           1.149                  11,912
                                                               2003        1.000           1.077                       -

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (6/03)                                               2004        1.088           1.139                  71,475
                                                               2003        1.000           1.088                       -

   Oppenheimer Global Securities Fund/VA - Service
   Shares (11/03)                                              2004        1.154           1.347                  24,509
                                                               2003        1.000           1.154                       -

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (12/03)                                              2004        1.006           1.017                       -
                                                               2003        1.000           1.006                       -


                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)



                                                                        UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR         YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Pioneer Balanced VCT Portfolio - Class II Shares (11/03)    2004        1.052           1.079                  47,669
                                                               2003        1.000           1.052                       -

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.201           1.398                  22,660
                                                               2003        1.000           1.201                       -

   Pioneer Equity Income VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.092           1.243                 170,578
                                                               2003        1.000           1.092                       -

   Pioneer Europe VCT Portfolio - Class II Shares (9/03)       2004        1.176           1.363                     254
                                                               2003        1.000           1.176                       -

   Pioneer Fund VCT Portfolio - Class II Shares (9/03)         2004        1.092           1.189                 199,552
                                                               2003        1.000           1.092                       -

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.043           1.088                   8,147
                                                               2003        1.000           1.043                       -

   Pioneer High Yield VCT Portfolio - Class II Shares (9/03)   2004        1.065           1.126                  58,955
                                                               2003        1.000           1.065                       -

   Pioneer International Value VCT Portfolio - Class II
   Shares (1/04)                                               2004        1.152           1.338                  23,324
                                                               2003        1.000           1.152                       -

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.130           1.350                  99,962
                                                               2003        1.000           1.130                       -

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio -
   Class II Shares (5/04)                                      2004        1.022           1.092                  54,270

   Pioneer Papp America-Pacific Rim Fund VCT - Class II
   Shares (7/04)                                               2004        0.993           0.999                  18,843



                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)



                                                                        UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR         YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Pioneer Papp Small & Mid Cap Growth VCT Portfolio -         2004        1.049           1.071                  46,421
   Class II Shares (7/04)

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.101           1.462                  15,067
                                                               2003        1.000           1.101                       -

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.099           1.293                  43,979
                                                               2003        1.000           1.099                       -

   Pioneer Small Company VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.061           1.178                  17,328
                                                               2003        1.000           1.061                       -

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.055           1.138                  34,387
                                                               2003        1.000           1.055                       -

   Pioneer Value VCT Portfolio - Class II Shares (12/03)       2004        1.096           1.198                  37,401
                                                               2003        1.000           1.096                       -

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (6/03)                         2004        1.061           1.129                  24,229
                                                               2003        1.000           1.061                       -


                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 1.95%



                                                                        UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR         YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Money Market Portfolio (8/03)                               2004        0.992           0.982               1,188,876
                                                               2003        1.000           0.992                  90,248

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund - Series II (9/03)       2004        1.222           1.274                 231,497
                                                               2003        1.000           1.222                       -

   AIM V.I. Mid Cap Core Equity Fund - Series II (12/03)       2004        1.241           1.382                 108,904
                                                               2003        1.000           1.241                       -

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (6/03)                                               2004        1.213           1.320                 637,163
                                                               2003        1.000           1.213                       -

   Franklin Small Cap Fund - Class 2 Shares (11/03)            2004        1.331           1.456                 195,100
                                                               2003        1.000           1.331                       -

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2004        1.335           1.551                 177,969
                                                               2003        1.000           1.335                       -

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class II Shares (9/03)                                      2004        1.253           1.337                 533,462
                                                               2003        1.000           1.253                       -

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (6/03)                                               2004        1.230           1.286                 151,437
                                                               2003        1.000           1.230                       -

   Oppenheimer Global Securities Fund/VA - Service
   Shares (11/03)                                              2004        1.409           1.643                 181,942
                                                               2003        1.000           1.409                       -

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (12/03)                                              2004        0.993           1.003                 468,464
                                                               2003        1.000           0.993                       -


                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)



                                                                        UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR         YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Pioneer Balanced VCT Portfolio - Class II Shares (11/03)    2004        1.107           1.136                 157,092
                                                               2003        1.000           1.107                       -

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.506           1.753                 140,964
                                                               2003        1.000           1.506                       -

   Pioneer Equity Income VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.202           1.368                 426,769
                                                               2003        1.000           1.202                       -

   Pioneer Europe VCT Portfolio - Class II Shares (9/03)       2004        1.280           1.483                  13,099
                                                               2003        1.000           1.280                       -

   Pioneer Fund VCT Portfolio - Class II Shares (9/03)         2004        1.209           1.316                 586,630
                                                               2003        1.000           1.209                       -

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.151           1.200                 149,246
                                                               2003        1.000           1.151                       -

   Pioneer High Yield VCT Portfolio - Class II Shares (9/03)   2004        1.149           1.215                 746,313
                                                               2003        1.000           1.149                       -

   Pioneer International Value VCT Portfolio - Class II
   Shares (1/04)                                               2004        1.286           1.494                  27,095
                                                               2003        1.000           1.286                       -

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.320           1.576                 236,024
                                                               2003        1.000           1.320                       -

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio -
   Class II Shares (5/04)                                      2004        1.022           1.092                  40,688

   Pioneer Papp America-Pacific Rim Fund VCT - Class II
   Shares (7/04)                                               2004        0.993           0.998                  41,461



                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)



                                                                        UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR         YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Pioneer Papp Small & Mid Cap Growth VCT Portfolio -         2004        1.049           1.070                  59,182
   Class II Shares (7/04)

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.258           1.670                 237,566
                                                               2003        1.000           1.258                       -

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.351           1.589                  92,868
                                                               2003        1.000           1.351                       -

   Pioneer Small Company VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.282           1.423                  61,193
                                                               2003        1.000           1.282                       -

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.086           1.171                 848,679
                                                               2003        1.000           1.086                       -

   Pioneer Value VCT Portfolio - Class II Shares (12/03)       2004        1.188           1.298                 250,563
                                                               2003        1.000           1.188                       -

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (6/03)                         2004        1.112           1.183                 267,186
                                                               2003        1.000           1.112                       -



                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 2.00%



                                                                        UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR         YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Money Market Portfolio (8/03)                               2004        1.000           0.996                       -

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund - Series II (9/03)       2004        1.000           1.057                       -

   AIM V.I. Mid Cap Core Equity Fund - Series II (12/03)       2004        1.000           1.067                       -

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (6/03)                                               2004        1.000           1.075                       -

   Franklin Small Cap Fund - Class 2 Shares (11/03)            2004        1.000           1.087                       -

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2004        1.000           1.158                       -

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class II Shares (9/03)                                      2004        1.000           1.055                       -

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (6/03)                                               2004        1.000           1.049                       -

   Oppenheimer Global Securities Fund/VA - Service
   Shares (11/03)                                              2004        1.000           1.171                       -

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (12/03)                                              2004        1.000           1.035                       -

   Pioneer Balanced VCT Portfolio - Class II Shares (11/03)    2004        1.000           1.028                       -

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.000           1.298                       -

   Pioneer Equity Income VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.000           1.127                       -


                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)



                                                                        UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR         YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Pioneer Europe VCT Portfolio - Class II Shares (9/03)       2004        1.000           1.180                       -

   Pioneer Fund VCT Portfolio - Class II Shares (9/03)         2004        1.000           1.093                       -

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.000           1.083                       -

   Pioneer High Yield VCT Portfolio - Class II Shares (9/03)   2004        1.000           1.087                       -

   Pioneer International Value VCT Portfolio - Class II
   Shares (1/04)                                               2004        1.000           1.173                       -

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.000           1.146                       -

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio -
   Class II Shares (5/04)                                      2004        1.000           1.072                       -

   Pioneer Papp America-Pacific Rim Fund VCT - Class II
   Shares (7/04)                                               2004        0.989           0.994                       -

   Pioneer Papp Small & Mid Cap Growth VCT Portfolio -
   Class II Shares (7/04)                                      2004        0.992           1.012                       -

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.000           1.311                       -

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.000           1.156                       -

   Pioneer Small Company VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.000           1.110                       -

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.000           1.100                       -

   Pioneer Value VCT Portfolio - Class II Shares (12/03)       2004        1.000           1.088                       -

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (6/03)                         2004        1.000           1.056                       -



                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.


                         SEPARATE ACCOUNT CHARGES 2.10%



                                                                        UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR         YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Money Market Portfolio (8/03)                               2004        0.996           0.985                       -
                                                               2003        1.000           0.996                       -

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund - Series II (9/03)       2004        1.078           1.123                       -
                                                               2003        1.000           1.078                       -

   AIM V.I. Mid Cap Core Equity Fund - Series II (12/03)       2004        1.067           1.187                       -
                                                               2003        1.000           1.067                       -

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (6/03)                                               2004        1.088           1.182                  51,491
                                                               2003        1.000           1.088                       -

   Franklin Small Cap Fund - Class 2 Shares (11/03)            2004        1.080           1.179                   6,068
                                                               2003        1.000           1.080                       -

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2004        1.112           1.291                   5,712
                                                               2003        1.000           1.112                       -

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class II Shares (9/03)                                      2004        1.076           1.146                       -
                                                               2003        1.000           1.076                       -

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (6/03)                                               2004        1.088           1.136                  12,301
                                                               2003        1.000           1.088                       -

   Oppenheimer Global Securities Fund/VA - Service
   Shares (11/03)                                              2004        1.154           1.343                  16,695
                                                               2003        1.000           1.154                       -



                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)



                                                                        UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR         YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (12/03)                                              2004        1.006           1.015                       -
                                                               2003        1.000           1.006                       -

   Pioneer Balanced VCT Portfolio - Class II Shares (11/03)    2004        1.051           1.076                       -
                                                               2003        1.000           1.051                       -

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.200           1.395                       -
                                                               2003        1.000           1.200                       -

   Pioneer Equity Income VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.091           1.240                  31,987
                                                               2003        1.000           1.091                       -

   Pioneer Europe VCT Portfolio - Class II Shares (9/03)       2004        1.175           1.360                       -
                                                               2003        1.000           1.175                       -

   Pioneer Fund VCT Portfolio - Class II Shares (9/03)         2004        1.092           1.186                  18,260
                                                               2003        1.000           1.092                       -

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.042           1.085                       -
                                                               2003        1.000           1.042                       -

   Pioneer High Yield VCT Portfolio - Class II Shares (9/03)   2004        1.064           1.123                  24,489
                                                               2003        1.000           1.064                       -

   Pioneer International Value VCT Portfolio - Class II
   Shares (1/04)                                               2004        1.151           1.335                       -
                                                               2003        1.000           1.151                       -

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.129           1.346                  16,529
                                                               2003        1.000           1.129                       -

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio -
   Class II Shares (5/04)                                      2004        1.022           1.091                       -


   Pioneer Papp America-Pacific Rim Fund VCT - Class II
   Shares (7/04)                                               2004        0.992           0.997                       -

   Pioneer Papp Small & Mid Cap Growth VCT Portfolio -
   Class II Shares (7/04)                                      2004        1.048           1.069                       -

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.100           1.458                  15,165
                                                               2003        1.000           1.100                       -

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.099           1.290                  17,202
                                                               2003        1.000           1.099                       -

   Pioneer Small Company VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.060           1.175                       -
                                                               2003        1.000           1.060                       -

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.054           1.135                       -
                                                               2003        1.000           1.054                       -

   Pioneer Value VCT Portfolio - Class II Shares (12/03)       2004        1.096           1.195                  18,123
                                                               2003        1.000           1.096                       -

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (6/03)                         2004        1.060           1.126                       -
                                                               2003        1.000           1.060                       -




                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 2.15%



                                                                        UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR         YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Money Market Portfolio (8/03)                               2004        0.990           0.979                  30,323
                                                               2003        1.000           0.990                  86,167

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund - Series II (9/03)       2004        1.220           1.270                  17,165
                                                               2003        1.000           1.220                  16,944

   AIM V.I. Mid Cap Core Equity Fund - Series II (12/03)       2004        1.239           1.378                  16,578
                                                               2003        1.000           1.239                  16,578

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (6/03)                                               2004        1.211           1.316                  44,062
                                                               2003        1.000           1.211                  16,965

   Franklin Small Cap Fund - Class 2 Shares (11/03)            2004        1.330           1.451                  25,125
                                                               2003        1.000           1.330                  15,592

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2004        1.333           1.546                  10,885
                                                               2003        1.000           1.333                       -

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class II Shares (9/03)                                      2004        1.252           1.333                  26,008
                                                               2003        1.000           1.252                       -

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (6/03)                                               2004        1.228           1.282                   1,836
                                                               2003        1.000           1.228                       -

   Oppenheimer Global Securities Fund/VA - Service
   Shares (11/03)                                              2004        1.408           1.638                  17,702
                                                               2003        1.000           1.408                  14,907

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (12/03)                                              2004        0.992           1.000                  39,336
                                                               2003        1.000           0.992                       -



                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)



                                                                        UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR         YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Pioneer Balanced VCT Portfolio - Class II Shares (11/03)    2004        1.106           1.132                   2,028
                                                               2003        1.000           1.106                       -

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.504           1.747                   1,007
                                                               2003        1.000           1.504                       -

   Pioneer Equity Income VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.200           1.363                  29,611
                                                               2003        1.000           1.200                       -

   Pioneer Europe VCT Portfolio - Class II Shares (9/03)       2004        1.278           1.478                       -
                                                               2003        1.000           1.278                       -

   Pioneer Fund VCT Portfolio - Class II Shares (9/03)         2004        1.208           1.311                       -
                                                               2003        1.000           1.208                       -

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.149           1.196                     241
                                                               2003        1.000           1.149                       -

   Pioneer High Yield VCT Portfolio - Class II Shares (9/03)   2004        1.148           1.211                  39,838
                                                               2003        1.000           1.148                       -

   Pioneer International Value VCT Portfolio - Class II
   Shares (1/04)                                               2004        1.285           1.489                       -
                                                               2003        1.000           1.285                       -

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.318           1.571                  22,267
                                                               2003        1.000           1.318                       -

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio -
   Class II Shares (5/04)                                      2004        1.022           1.090                  12,267

   Pioneer Papp America-Pacific Rim Fund VCT - Class II
   Shares (7/04)                                               2004        0.992           0.997                   3,220



                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)



                                                                        UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR         YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Pioneer Papp Small & Mid Cap Growth VCT Portfolio -         2004        1.048           1.069                   4,534
   Class II Shares (7/04)

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.256           1.664                   1,506
                                                               2003        1.000           1.256                       -

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.349           1.583                   1,337
                                                               2003        1.000           1.349                       -

   Pioneer Small Company VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.280           1.418                     203
                                                               2003        1.000           1.280                       -

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.085           1.168                  23,552
                                                               2003        1.000           1.085                       -

   Pioneer Value VCT Portfolio - Class II Shares (12/03)       2004        1.187           1.294                     450
                                                               2003        1.000           1.187                       -

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (6/03)                         2004        1.110           1.179                     241
                                                               2003        1.000           1.110                       -



                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 2.20%



                                                                        UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR         YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Money Market Portfolio (8/03)                               2004        1.000           0.995                       -

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund - Series II (9/03)       2004        1.000           1.056                       -

   AIM V.I. Mid Cap Core Equity Fund - Series II (12/03)       2004        1.000           1.066                       -

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (6/03)                                               2004        1.000           1.073                       -

   Franklin Small Cap Fund - Class 2 Shares (11/03)            2004        1.000           1.086                       -

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2004        1.000           1.157                       -

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class II Shares (9/03)                                      2004        1.000           1.054                       -

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (6/03)                                               2004        1.000           1.048                       -

   Oppenheimer Global Securities Fund/VA - Service
   Shares (11/03)                                              2004        1.000           1.170                       -

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (12/03)                                              2004        1.000           1.033                       -

   Pioneer Balanced VCT Portfolio - Class II Shares (11/03)    2004        1.000           1.027                       -

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.000           1.296                       -

   Pioneer Equity Income VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.000           1.126                       -


                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)



                                                                        UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR         YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Pioneer Europe VCT Portfolio - Class II Shares (9/03)       2004        1.000           1.178                       -

   Pioneer Fund VCT Portfolio - Class II Shares (9/03)         2004        1.000           1.091                       -

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.000           1.082                       -

   Pioneer High Yield VCT Portfolio - Class II Shares (9/03)   2004        1.000           1.086                       -

   Pioneer International Value VCT Portfolio - Class II
   Shares (1/04)                                               2004        1.000           1.171                       -

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.000           1.145                       -

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio -
   Class II Shares (5/04)                                      2004        1.000           1.071                       -

   Pioneer Papp America-Pacific Rim Fund VCT - Class II
   Shares (7/04)                                               2004        0.989           0.993                       -

   Pioneer Papp Small & Mid Cap Growth VCT Portfolio -
   Class II Shares (7/04)                                      2004        0.992           1.011                       -

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.000           1.309                       -

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.000           1.155                       -

   Pioneer Small Company VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.000           1.109                       -

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.000           1.099                       -

   Pioneer Value VCT Portfolio - Class II Shares (12/03)       2004        1.000           1.087                       -

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (6/03)                         2004        1.000           1.054                       -




                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 2.25%



                                                                        UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR         YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Money Market Portfolio (8/03)                               2004        1.000           0.995                       -

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund - Series II (9/03)       2004        1.000           1.055                       -

   AIM V.I. Mid Cap Core Equity Fund - Series II (12/03)       2004        1.000           1.066                       -

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (6/03)                                               2004        1.000           1.073                       -

   Franklin Small Cap Fund - Class 2 Shares (11/03)            2004        1.000           1.086                       -

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2004        1.000           1.157                       -

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class II Shares (9/03)                                      2004        1.000           1.053                       -

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (6/03)                                               2004        1.000           1.047                       -

   Oppenheimer Global Securities Fund/VA - Service
   Shares (11/03)                                              2004        1.000           1.170                       -

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (12/03)                                              2004        1.000           1.033                       -

   Pioneer Balanced VCT Portfolio - Class II Shares (11/03)    2004        1.000           1.026                       -

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.000           1.296                       -

   Pioneer Equity Income VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.000           1.126                       -



                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)



                                                                        UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR         YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Pioneer Europe VCT Portfolio - Class II Shares (9/03)       2004        1.000           1.178                       -

   Pioneer Fund VCT Portfolio - Class II Shares (9/03)         2004        1.000           1.091                       -

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.000           1.082                       -

   Pioneer High Yield VCT Portfolio - Class II Shares (9/03)   2004        1.000           1.086                       -

   Pioneer International Value VCT Portfolio - Class II
   Shares (1/04)                                               2004        1.000           1.171                       -

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.000           1.144                       -

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio -
   Class II Shares (5/04)                                      2004        1.000           1.071                       -

   Pioneer Papp America-Pacific Rim Fund VCT - Class II
   Shares (7/04)                                               2004        0.989           0.993                       -

   Pioneer Papp Small & Mid Cap Growth VCT Portfolio -
   Class II Shares (7/04)                                      2004        0.992           1.011                       -

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.000           1.309                       -

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.000           1.155                       -

   Pioneer Small Company VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.000           1.109                       -

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.000           1.099                       -

   Pioneer Value VCT Portfolio - Class II Shares (12/03)       2004        1.000           1.087                       -

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (6/03)                         2004        1.000           1.054                       -




                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 2.35%



                                                                        UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR         YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Money Market Portfolio (8/03)                               2004        0.989           0.976                       -
                                                               2003        1.000           0.989                       -

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund - Series II (9/03)       2004        1.219           1.266                       -
                                                               2003        1.000           1.219                       -

   AIM V.I. Mid Cap Core Equity Fund - Series II (12/03)       2004        1.238           1.373                       -
                                                               2003        1.000           1.238                       -

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (6/03)                                               2004        1.209           1.311                       -
                                                               2003        1.000           1.209                       -

   Franklin Small Cap Fund - Class 2 Shares (11/03)            2004        1.328           1.446                       -
                                                               2003        1.000           1.328                       -

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2004        1.331           1.541                       -
                                                               2003        1.000           1.331                       -

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class II Shares (9/03)                                      2004        1.250           1.328                       -
                                                               2003        1.000           1.250                       -

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (6/03)                                               2004        1.227           1.277                       -
                                                               2003        1.000           1.227                       -

   Oppenheimer Global Securities Fund/VA - Service
   Shares (11/03)                                              2004        1.406           1.632                       -
                                                               2003        1.000           1.406                       -

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (12/03)                                              2004        0.990           0.997                       -
                                                               2003        1.000           0.990                       -



                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)



                                                                        UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR         YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Pioneer Balanced VCT Portfolio - Class II Shares (11/03)    2004        1.104           1.128                       -
                                                               2003        1.000           1.104                       -

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.502           1.741                       -
                                                               2003        1.000           1.502                       -

   Pioneer Equity Income VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.199           1.358                       -
                                                               2003        1.000           1.199                       -

   Pioneer Europe VCT Portfolio - Class II Shares (9/03)       2004        1.276           1.473                       -
                                                               2003        1.000           1.276                       -

   Pioneer Fund VCT Portfolio - Class II Shares (9/03)         2004        1.206           1.307                       -
                                                               2003        1.000           1.206                       -

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.148           1.192                       -
                                                               2003        1.000           1.148                       -

   Pioneer High Yield VCT Portfolio - Class II Shares (9/03)   2004        1.146           1.207                       -
                                                               2003        1.000           1.146                       -

   Pioneer International Value VCT Portfolio - Class II
   Shares (1/04)                                               2004        1.283           1.484                       -
                                                               2003        1.000           1.283                       -

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.317           1.566                       -
                                                               2003        1.000           1.317                       -

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio -
   Class II Shares (5/04)                                      2004        1.021           1.088                       -

   Pioneer Papp America-Pacific Rim Fund VCT - Class II
   Shares (7/04)                                               2004        0.992           0.995                       -



                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)



                                                                        UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR         YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Pioneer Papp Small & Mid Cap Growth VCT Portfolio -         2004        1.047           1.067                       -
   Class II Shares (7/04)

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.254           1.659                       -
                                                               2003        1.000           1.254                       -

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.348           1.578                       -
                                                               2003        1.000           1.348                       -

   Pioneer Small Company VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.278           1.414                       -
                                                               2003        1.000           1.278                       -

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.084           1.164                       -
                                                               2003        1.000           1.084                       -

   Pioneer Value VCT Portfolio - Class II Shares (12/03)       2004        1.185           1.290                       -
                                                               2003        1.000           1.185                       -

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (6/03)                         2004        1.109           1.175                       -
                                                               2003        1.000           1.109                       -


                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2004.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If a accumulate unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.






ANNUAL REPORT
DECEMBER 31, 2004









                           TIC SEPARATE ACCOUNT THIRTEEN
                           FOR VARIABLE ANNUITIES









   THE TRAVELERS INSURANCE COMPANY[graphic omitted]
             A member of CITIGROUP

   The Travelers Insurance Company
   The Travelers Life and Annuity Company
   One Cityplace
   Hartford, CT  06103

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004

                                           CAPITAL APPRECIATION     HIGH YIELD BOND     MANAGED ASSETS          MONEY MARKET
                                                   FUND                 TRUST                RUST                PORTFOLIO
                                           --------------------  -------------------- --------------------  --------------------
ASSETS:
   Investments at market value:             $          150,513    $          255,711   $          144,179    $        1,534,477

Receivables:
   Dividends ..........................                     --                    --                   --                 1,345
                                           --------------------  -------------------- --------------------  --------------------

      Total Assets ....................                150,513               255,711              144,179             1,535,822
                                           --------------------  -------------------- --------------------  --------------------


LIABILITIES:

   Total Liabilities ..................                     --                    --                   --                    --
                                           --------------------  -------------------- --------------------  --------------------

NET ASSETS:                                 $          150,513    $     $    255,711   $          144,179    $        1,535,822
                                           ====================  ==================== ====================  ====================


                       See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                            AIM V.I. CAPITAL       AIM V.I. MID CAP      ALLIANCEBERSTEIN
                                              APPRECIATION        CORE EQUITY FUND -      PREMIER GROWTH     GLOBAL GROWTH FUND -
                                                SERIES II             SERIES II        PORTFOLIO - CLASS B      CLASS 2 SHARES
                                           --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at market value:              $         387,125    $          212,728    $           50,299    $        1,835,523

   Receivables:
      Dividends .........................                   --                    --                    --                    --
                                           --------------------  --------------------  --------------------  --------------------

         Total Assets ...................              387,125               212,728                50,299             1,835,523
                                           --------------------  --------------------  --------------------  --------------------


LIABILITIES:

         Total Liabilities ..............                   --                    --                    --                    --
                                           --------------------  --------------------  --------------------  --------------------

NET ASSETS:                                 $          387,125    $          212,728    $           50,299    $        1,835,523
                                           ====================  ====================  ====================  ====================


                       See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                        DREYFUS VIF        DREYFUS VIF           FRANKLIN RISING
                                               DELAWARE VIP REIT       APPRECIATION      DEVELOPING LEADERS    DIVIDENDS SECURITIES
GROWTH FUND - CLASS 2  GROWTH-INCOME FUND -    SERIES - STANDARD         PORTFOLIO       PORTFOLIO - INITIAL      FUND - CLASS 2
        SHARES            CLASS 2 SHARES            CLASS           -- INITIAL SHARES           SHARES                SHARES
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------


  $        6,089,661    $        7,362,028    $        1,550,448    $          113,665    $          282,667    $        1,633,356



                  --                    --                    --                    --                    --                    --
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------

           6,089,661             7,362,028             1,550,448               113,665               282,667             1,633,356
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------




                  --                    --                    --                    --                    --                    --
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------

  $        6,089,661    $        7,362,028    $        1,550,448    $          113,665    $          282,667    $        1,633,356
 ====================  ====================  ====================  ====================  ====================  ====================


                       See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                            TEMPLETON
                                            FRANKLIN SMALL CAP      MUTUAL SHARES       DEVELOPING MARKETS    TEMPLETON FOREIGN
                                              FUND - CLASS 2       SECURITIES FUND -     SECURITIES FUND -     SECURITIES FUND -
                                                  SHARES            CLASS 2 SHARES        CLASS 2 SHARES        CLASS 2 SHARES
                                           --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at market value:             $          608,280    $          630,525    $          300,075    $          770,497

   Receivables:
      Dividends ........................                    --                    --                    --                    --
                                           --------------------  --------------------  --------------------  --------------------

         Total Assets ..................               608,280               630,525               300,075               770,497
                                           --------------------  --------------------  --------------------  --------------------


LIABILITIES:

         Total Liabilities .............                    --                    --                    --                    --
                                           --------------------  --------------------  --------------------  --------------------

NET ASSETS:                                 $          608,280    $          630,525    $          300,075    $          770,497
                                           ====================  ====================  ====================  ====================

                       See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                              SALOMON BROTHERS      SALOMON BROTHERS        SALOMON BROTHERS
   TEMPLETON GROWTH         EQUITY           VARIABLE AGGRESSIVE   VARIABLE AGGRESSIVE     VARIABLE GROWTH &
  SECURITIES FUND -     INDEX PORTFOLIO -       GROWTH FUND -         GROWTH FUND -          INCOME FUND -      BALANCED PORTFOLIO
   CLASS 2 SHARES        CLASS II SHARES       CLASS I SHARES        CLASS II SHARES        CLASS I SHARES      -- SERVICE SHARES
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------

  $          674,696    $        1,635,830    $          320,775    $          841,892    $           51,261    $           88,723



                  --                    --                    --                    --                    --                    --
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------

             674,696             1,635,830               320,775               841,892                51,261                88,723
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------




                  --                    --                    --                    --                    --                    --
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------

  $          674,696    $        1,635,830    $          320,775    $          841,892    $           51,261    $           88,723
 ====================  ====================  ====================  ====================  ====================  ====================

                       See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                           GLOBAL LIFE SCIENCES    GLOBAL TECHNOLOGY     WORLDWIDE GROWTH
                                           PORTFOLIO - SERVICE    PORTFOLIO - SERVICE   PORTFOLIO - SERVICE    LAZARD RETIREMENT
                                                  SHARES                 SHARES               SHARES          SMALL CAP PORTFOLIO
                                           --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at market value:             $           35,754    $           52,496    $           16,869    $          369,986

   Receivables:
      Dividends ........................                    --                    --                    --                    --
                                           --------------------  --------------------  --------------------  --------------------

         Total Assets ..................                35,754                52,496                16,869               369,986
                                           --------------------  --------------------  --------------------  --------------------


LIABILITIES:

         Total Liabilities .............                    --                    --                    --                    --
                                           --------------------  --------------------  --------------------  --------------------

NET ASSETS:                                 $           35,754    $           52,496    $           16,869    $          369,986
                                           ====================  ====================  ====================  ====================

                       See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                         OPPENHEIMER CAPITAL
                                             MERRILL LYNCH GLOBAL  MERRILL LYNCH VALUE      APPRECIATION        OPPENHEIMER GLOBAL
  GROWTH AND INCOME       MID-CAP VALUE      ALLOCATION V.I. FUND   OPPORTUNITIES V.I.    FUND/VA - SERVICE     SECURITIES FUND/VA
     PORTFOLIO              PORTFOLIO           -- CLASS III         FUND - CLASS III           SHARES          -- SERVICE SHARES
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------

  $          906,976    $          841,491    $          697,727    $          505,911    $          624,647    $          681,595



                  --                    --                    --                    --                    --                    --
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------

             906,976               841,491               697,727               505,911               624,647               681,595
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------




                  --                    --                    --                    --                    --                    --
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------

  $          906,976    $          841,491    $          697,727    $          505,911    $          624,647    $          681,595
 ====================  ====================  ====================  ====================  ====================  ====================


                       See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                      REAL RETURN          TOTAL RETURN        PIONEER AMERICA
                                             OPPENHEIMER MAIN         PORTFOLIO -           PORTFOLIO -          INCOME VCT
                                             STREET FUND/VA -       ADMINISTRATIVE        ADMINISTRATIVE         PORTFOLIO -
                                              SERVICE SHARES             CLASS                 CLASS           CLASS II SHARES
                                           --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at market value:             $           74,479    $          585,287    $        2,050,569    $          627,399

   Receivables:
      Dividends ........................                    --                    --                    --                    --
                                           --------------------  --------------------  --------------------  --------------------

         Total Assets ..................                74,479               585,287             2,050,569               627,399
                                           --------------------  --------------------  --------------------  --------------------


LIABILITIES:

         Total Liabilities .............                    --                    --                    --                    --
                                           --------------------  --------------------  --------------------  --------------------

NET ASSETS:                                 $           74,479    $          585,287    $        2,050,569    $          627,399
                                           ====================  ====================  ====================  ====================

                       See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                         PIONEER EMERGING      PIONEER EQUITY                                                     PIONEER GROWTH
  PIONEER BALANCED         MARKETS VCT           INCOME VCT          PIONEER EUROPE       PIONEER FUND VCT          SHARES VCT
   VCT PORTFOLIO -         PORTFOLIO -           PORTFOLIO -         VCT PORTFOLIO -         PORTFOLIO -            PORTFOLIO -
   CLASS II SHARES       CLASS II SHARES       CLASS II SHARES       CLASS II SHARES       CLASS II SHARES        CLASS II SHARES
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------

  $          455,515    $          333,201    $        1,131,076    $           42,345    $        1,139,899    $          267,200


                  --                    --                    --                    --                    --                    --
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------

             455,515               333,201             1,131,076                42,345             1,139,899               267,200
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------




                  --                    --                    --                    --                    --                    --
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------

  $          455,515    $          333,201    $        1,131,076    $           42,345    $        1,139,899    $          267,200
 ====================  ====================  ====================  ====================  ====================  ====================

                       See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                       PIONEER           PIONEER MID CAP       PIONEER OAK RIDGE
                                            PIONEER HIGH YIELD      INTERNATIONAL           VALUE VCT          LARGE CAP GROWTH
                                             VCT PORTFOLIO -     VALUE VCT PORTFOLIO       PORTFOLIO -          VCT PORTFOLIO -
                                             CLASS II SHARES     -- CLASS II SHARES      CLASS II SHARES        CLASS II SHARES
                                           --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at market value:             $        1,263,156    $          100,799    $          993,227    $          290,472

   Receivables:
      Dividends ........................                    --                    --                    --                    --
                                           --------------------  --------------------  --------------------  --------------------

         Total Assets ..................             1,263,156               100,799               993,227               290,472
                                           --------------------  --------------------  --------------------  --------------------


LIABILITIES:

         Total Liabilities .............                    --                    --                    --                    --
                                           --------------------  --------------------  --------------------  --------------------

NET ASSETS:                                 $        1,263,156    $          100,799    $          993,227    $          290,472
                                           ====================  ====================  ====================  ====================

                       See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

     PIONEER PAPP      PIONEER PAPP SMALL    PIONEER REAL ESTATE                            PIONEER SMALL       PIONEER STRATEGIC
   AMERICA PACIFIC      & MID CAP GROWTH         SHARES VCT         PIONEER SMALL CAP        COMPANY VCT           INCOME VCT
    RIM FUND VCT -       VCT PORTFOLIO -         PORTFOLIO -       VALUE VCT PORTFOLIO       PORTFOLIO -           PORTFOLIO -
   CLASS II SHARES       CLASS II SHARES       CLASS II SHARES     -- CLASS II SHARES      CLASS II SHARES       CLASS II SHARES
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------

  $           72,022    $          155,788    $          562,622    $          316,887    $          107,803    $        1,285,270


                  --                    --                    --                    --                    --                    --
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------

              72,022               155,788               562,622               316,887               107,803             1,285,270
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------




                  --                    --                    --                    --                    --                    --
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------

  $           72,022    $          155,788    $          562,622    $          316,887    $          107,803    $        1,285,270
 ====================  ====================  ====================  ====================  ====================  ====================

                       See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                      PUTNAM VT
                                              PIONEER VALUE         INTERNATIONAL        PUTNAM VT SMALL
                                             VCT PORTFOLIO -        EQUITY FUND -        CAP VALUE FUND -       ALL CAP FUND
                                             CLASS II SHARES       CLASS IB SHARES       CLASS IB SHARES         -- CLASS I
                                           --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at market value:             $          453,790    $           69,587    $          346,027    $          441,180

   Receivables:
      Dividends ........................                    --                    --                    --                    --
                                           --------------------  --------------------  --------------------  --------------------

         Total Assets ..................               453,790                69,587               346,027               441,180
                                           --------------------  --------------------  --------------------  --------------------


LIABILITIES:

         Total Liabilities .............                    --                    --                    --                    --
                                           --------------------  --------------------  --------------------  --------------------

NET ASSETS:                                 $          453,790    $           69,587    $          346,027    $          441,180
                                           ====================  ====================  ====================  ====================

                       See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                            CONVERTIBLE          DISCIPLINED MID
   INVESTORS FUND -      LARGE CAP GROWTH      SMALL CAP GROWTH        TOTAL RETURN          SECURITIES              CAP STOCK
        CLASS I           FUND - CLASS I        FUND - CLASS I        FUND - CLASS II         PORTFOLIO              PORTFOLIO
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------

  $          353,172    $          468,490    $          759,603    $          443,273    $          206,692    $          423,093


                  --                    --                    --                    --                    --                    --
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------

             353,172               468,490               759,603               443,273               206,692               423,093
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------




                  --                    --                    --                    --                    --                    --
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------

  $          353,172    $          468,490    $          759,603    $          443,273    $          206,692    $          423,093
 ====================  ====================  ====================  ====================  ====================  ====================

                       See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                              EQUITY INCOME         FEDERATED HIGH       FEDERATED STOCK           LARGE CAP
                                                PORTFOLIO          YIELD PORTFOLIO          PORTFOLIO              PORTFOLIO
                                           --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at market value:             $          883,120    $          469,941    $          192,548    $          497,895

   Receivables:
      Dividends ........................                    --                    --                    --                    --
                                           --------------------  --------------------  --------------------  --------------------

         Total Assets ..................               883,120               469,941               192,548               497,895
                                           --------------------  --------------------  --------------------  --------------------


LIABILITIES:

         Total Liabilities .............                    --                    --                    --                    --
                                           --------------------  --------------------  --------------------  --------------------

NET ASSETS:                                 $          883,120    $          469,941    $          192,548    $          497,895
                                           ====================  ====================  ====================  ====================

                       See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004


                          MERRILL LYNCH
 LAZARD INTERNATIONAL     LARGE CAP CORE         MFS EMERGING          MFS MID CAP             MFS VALUE          PIONEER FUND
   STOCK PORTFOLIO          PORTFOLIO          GROWTH PORTFOLIO     GROWTH PORTFOLIO           PORTFOLIO            PORTFOLIO
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------

  $          249,437    $          469,545    $           90,408    $          212,015    $           29,582    $           20,849


                  --                    --                    --                    --                    --                    --
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------

             249,437               469,545                90,408               212,015                29,582                20,849
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------




                  --                    --                    --                    --                    --                    --
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------

  $          249,437    $          469,545    $           90,408    $          212,015    $           29,582    $           20,849
 ====================  ====================  ====================  ====================  ====================  ====================

                       See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                          U.S. GOVERNMENT        AIM CAPITAL
                                            SOCIAL AWARENESS      TRAVELERS QUALITY          SECURITIES         APPRECIATION
                                             STOCK PORTFOLIO        BOND PORTFOLIO           PORTFOLIO            PORTFOLIO
                                           --------------------  --------------------  --------------------  --------------------
 ASSETS:
   Investments at market value:             $            7,264    $          826,253    $          151,410    $           44,783

   Receivables:
      Dividends ........................                    --                    --                    --                    --
                                           --------------------  --------------------  --------------------  --------------------

         Total Assets ..................                 7,264               826,253               151,410                44,783
                                           --------------------  --------------------  --------------------  --------------------


LIABILITIES:

         Total Liabilities .............                    --                    --                    --                    --
                                           --------------------  --------------------  --------------------  --------------------

NET ASSETS:                                 $            7,264    $          826,253    $          151,410    $           44,783
                                           ====================  ====================  ====================  ====================

                       See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                             SB ADJUSTABLE RATE                                                    ENTERPRISE
 MFS TOTAL RETURN       PIONEER STRATEGIC    INCOME PORTFOLIO -     STRATEGIC EQUITY    COMSTOCK PORTFOLIO -       PORTFOLIO -
     PORTFOLIO          INCOME PORTFOLIO       CLASS I SHARES          PORTFOLIO           CLASS II SHARES       CLASS II SHARES
--------------------  --------------------  --------------------  --------------------  --------------------  --------------------

 $        1,793,251    $          365,689    $           59,734    $           63,745    $          533,397    $           28,033


                 --                    --                    --                    --                    --                    --
--------------------  --------------------  --------------------  --------------------  --------------------  --------------------

          1,793,251               365,689                59,734                63,745               533,397                28,033
--------------------  --------------------  --------------------  --------------------  --------------------  --------------------




                 --                    --                    --                    --                    --                    --
--------------------  --------------------  --------------------  --------------------  --------------------  --------------------

 $        1,793,251    $          365,689    $           59,734    $           63,745    $          533,397    $           28,033
====================  ====================  ====================  ====================  ====================  ====================

                       See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

                                DECEMBER 31, 2004

                                                                   DYNAMIC CAPITAL
                                               CONTRAFUND(R)        APPRECIATION
                                           PORTFOLIO - SERVICE   PORTFOLIO - SERVICE    MID CAP PORTFOLIO
                                                 CLASS 2               CLASS 2         -- SERVICE CLASS 2         COMBINED
                                           --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at market value:             $          854,110    $          141,397    $        1,093,997    $       57,156,712

   Receivables:
      Dividends ........................                    --                    --                    --                 1,345
                                           --------------------  --------------------  --------------------  --------------------

         Total Assets ..................               854,110               141,397             1,093,997            57,158,057
                                           --------------------  --------------------  --------------------  --------------------


LIABILITIES:

         Total Liabilities .............                    --                    --                    --                    --
                                           --------------------  --------------------  --------------------  --------------------

NET ASSETS:                                 $          854,110    $          141,397    $        1,093,997    $       57,158,057
                                           ====================  ====================  ====================  ====================

                       See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2004



                                           CAPITAL APPRECIATION    HIGH YIELD BOND       MANAGED ASSETS          MONEY MARKET
                                                   FUND                 TRUST                 TRUST                PORTFOLIO
                                           --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
   Dividends ...........................    $               --    $           16,668    $            3,224    $           10,685
                                           --------------------  --------------------  --------------------  --------------------

EXPENSES:
   Insurance charges ...................                 1,157                   522                   867                13,878
   Administrative fees .................                   105                    53                    78                 1,206
                                           --------------------  --------------------  --------------------  --------------------

      Total expenses ...................                 1,262                   575                   945                15,084
                                           --------------------  --------------------  --------------------  --------------------

         Net investment income (loss) ..                (1,262)               16,093                 2,279                (4,399)
                                           --------------------  --------------------  --------------------  --------------------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution .......                    --                    --                 1,189                    --
      Realized gain (loss) on sale of
        investments ....................                    76                   (65)                   41                    --
                                           --------------------  --------------------  --------------------  --------------------

         Realized gain (loss) ..........                    76                   (65)                1,230                    --
                                           --------------------  --------------------  --------------------  --------------------

   Change in unrealized gain (loss)
      on investments ...................                23,422               (11,354)                5,207                    --
                                           --------------------  --------------------  --------------------  --------------------


Net increase (decrease) in net assets
   resulting from operations ...........    $           22,236    $            4,674    $            8,716    $           (4,399)
                                           ====================  ====================  ====================  ====================

                       See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004


                                             AIM V.I. CAPITAL     AIM V.I. MID CAP      ALLIANCEBERNSTEIN       GLOBAL GROWTH
                                            APPRECIATION FUND     CORE EQUITY FUND       PREMIER GROWTH         FUND - CLASS 2
                                              -- SERIES II          -- SERIES II       PORTFOLIO - CLASS B          SHARES
                                           --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
   Dividends ...........................    $               --    $               45    $               --    $            4,392
                                           --------------------  --------------------  --------------------  --------------------

EXPENSES:
   Insurance charges ...................                 3,192                 1,522                   559                17,840
   Administrative fees .................                   276                   126                    50                 1,554
                                           --------------------  --------------------  --------------------  --------------------

      Total expenses ...................                 3,468                 1,648                   609                19,394
                                           --------------------  --------------------  --------------------  --------------------

         Net investment income (loss) ..                (3,468)               (1,603)                 (609)              (15,002)
                                           --------------------  --------------------  --------------------  --------------------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution .......                    --                 9,072                    --                    --
      Realized gain (loss) on sale of
        investments ....................                  (246)                   43                    22                 7,310
                                           --------------------  --------------------  --------------------  --------------------

         Realized gain (loss) ..........                  (246)                9,115                    22                 7,310
                                           --------------------  --------------------  --------------------  --------------------

   Change in unrealized gain (loss)
      on investments ...................                28,838                 7,252                 4,333               184,232
                                           --------------------  --------------------  --------------------  --------------------


Net increase (decrease) in net assets
   resulting from operations ...........    $           25,124    $           14,764    $            3,746    $          176,540
                                           ====================  ====================  ====================  ====================

                       See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004


                                                                       DREYFUS VIF           DREYFUS VIF         FRANKLIN RISING
                         GROWTH-INCOME        DELAWARE VIP REIT        APPRECIATION      DEVELOPING LEADERS    DIVIDENDS SECURITIES
     GROWTH FUND -       FUND - CLASS 2       SERIES - STANDARD         PORTFOLIO -          PORTFOLIO -          FUND - CLASS 2
    CLASS 2 SHARES           SHARES                 CLASS             INITIAL SHARES        INITIAL SHARES            SHARES
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------

  $            8,852    $           55,065    $           10,344    $            1,873    $              519    $            3,060
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------


              63,163                75,804                14,941                 1,804                 2,605                10,628
               5,399                 6,453                 1,256                   152                   239                   928
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------

              68,562                82,257                16,197                 1,956                 2,844                11,556
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------

             (59,710)              (27,192)               (5,853)                  (83)               (2,325)               (8,496)
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------



                  --                    --                10,718                    --                    --                 6,024

              12,383                19,878                 4,546                   386                   212                  (242)
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------

              12,383                19,878                15,264                   386                   212                 5,782
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------


             572,108               492,268               271,168                 3,152                20,909                99,513
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------



  $          524,781    $          484,954    $          280,579    $            3,455    $           18,796    $           96,799
 ====================  ====================  ====================  ====================  ====================  ====================

                       See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004


                                                                                       TEMPLETON DEVELOPING
                                              FRANKLIN SMALL        MUTUAL SHARES       MARKETS SECURITIES    TEMPLETON FOREIGN
                                            CAP FUND - CLASS 2     SECURITIES FUND -      FUND - CLASS 2       SECURITIES FUND -
                                                  SHARES            CLASS 2 SHARES            SHARES            CLASS 2 SHARES
                                           --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
   Dividends ...........................    $               --    $            2,670    $            2,162    $            1,727
                                           --------------------  --------------------  --------------------  --------------------

EXPENSES:
   Insurance charges ...................                 3,977                 6,169                 2,155                 4,209
   Administrative fees .................                   344                   525                   187                   382
                                           --------------------  --------------------  --------------------  --------------------

      Total expenses ...................                 4,321                 6,694                 2,342                 4,591
                                           --------------------  --------------------  --------------------  --------------------

         Net investment income (loss) ..                (4,321)               (4,024)                 (180)               (2,864)
                                           --------------------  --------------------  --------------------  --------------------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution .......                    --                    --                    --                    --
      Realized gain (loss) on sale of
        investments ....................                    73                   851                   295                 1,434
                                           --------------------  --------------------  --------------------  --------------------

         Realized gain (loss) ..........                    73                   851                   295                 1,434
                                           --------------------  --------------------  --------------------  --------------------

   Change in unrealized gain (loss)
      on investments ...................                52,304                52,023                43,765                86,637
                                           --------------------  --------------------  --------------------  --------------------


Net increase (decrease) in net assets
   resulting from operations ...........    $          $48,056    $           48,850    $           43,880    $           85,207
                                           ====================  ====================  ====================  ====================

                       See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004


                                              SALOMON BROTHERS       SALOMON BROTHERS      SALOMON BROTHERS
   TEMPLETON GROWTH       EQUITY INDEX       VARIABLE AGGRESSIVE   VARIABLE AGGRESSIVE     VARIABLE GROWTH
   SECURITIES FUND -       PORTFOLIO -          GROWTH FUND -          GROWTH FUND -       & INCOME FUND -      BALANCED PORTFOLIO
    CLASS 2 SHARES       CLASS II SHARES        CLASS I SHARES        CLASS II SHARES       CLASS I SHARES      -- SERVICE SHARES
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------

  $            3,684    $           21,185    $               --    $               --    $              441    $            1,887
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------


               5,947                21,279                 2,043                 4,211                   396                 1,135
                 506                 1,795                   184                   360                    44                   108
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------

               6,453                23,074                 2,227                 4,571                   440                 1,243
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------

              (2,769)               (1,889)               (2,227)               (4,571)                    1                   644
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------



                  --                    --                    --                    --                    --                    --

                 455                 2,505                   169                   403                 1,041                    30
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------

                 455                 2,505                   169                   403                 1,041                    30
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------


              64,494               106,667                18,881                56,776                 3,820                 4,297
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------



  $           62,180    $          107,283    $           16,823    $           52,608    $            4,862    $            4,971
 ====================  ====================  ====================  ====================  ====================  ====================

                       See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004


                                               GLOBAL LIFE        GLOBAL TECHNOLOGY     WORLDWIDE GROWTH
                                           SCIENCES PORTFOLIO -  PORTFOLIO - SERVICE   PORTFOLIO - SERVICE    LAZARD RETIREMENT
                                              SERVICE SHARES            SHARES                SHARES          SMALL CAP PORTFOLIO
                                           --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
   Dividends ...........................    $               --    $               --    $              148    $               --
                                           --------------------  --------------------  --------------------  --------------------

EXPENSES:
   Insurance charges ...................                   413                   384                   237                 3,909
   Administrative fees .................                    39                    37                    21                   317
                                           --------------------  --------------------  --------------------  --------------------

      Total expenses ...................                   452                   421                   258                 4,226
                                           --------------------  --------------------  --------------------  --------------------

         Net investment income (loss) ..                  (452)                 (421)                 (110)               (4,226)
                                           --------------------  --------------------  --------------------  --------------------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution .......                    --                    --                    --                    --
      Realized gain (loss) on sale of
        investments ....................                    19                    (7)                   28                   296
                                           --------------------  --------------------  --------------------  --------------------

         Realized gain (loss) ..........                    19                    (7)                   28                   296
                                           --------------------  --------------------  --------------------  --------------------
   Change in unrealized gain (loss)
      on investments ...................                 3,181                 3,590                    91                39,775
                                           --------------------  --------------------  --------------------  --------------------


Net increase (decrease) in net assets
   resulting from operations ...........    $           $2,748    $            3,162    $                9    $           35,845
                                           ====================  ====================  ====================  ====================

                       See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004


                                                MERRILL LYNCH          MERRILL LYNCH      OPPENHEIMER CAPITAL
                                              GLOBAL ALLOCATION     VALUE OPPORTUNITIES      APPRECIATION       OPPENHEIMER GLOBAL
  GROWTH AND INCOME       MID-CAP VALUE           V.I. FUND -           V.I. FUND -        FUND/VA - SERVICE   SECURITIES FUND/VA -
      PORTFOLIO              PORTFOLIO             CLASS III             CLASS III               SHARES           SERVICE SHARES
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------

  $            6,611    $            2,055    $           21,325    $               --    $               83    $              460
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------


               6,371                 5,876                 4,489                 2,673                 2,684                 3,319
                 543                   504                   383                   241                   253                   289
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------

               6,914                 6,380                 4,872                 2,914                 2,937                 3,608
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------

                (303)               (4,325)               16,453                (2,914)               (2,854)               (3,148)
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------



               6,720                10,468                    --               134,443                    --                    --

                 265                   520                 2,449                    87                 1,826                 5,224
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------

               6,985                10,988                 2,449               134,530                 1,826                 5,224
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------

              63,921                93,124                45,933               (83,287)               36,573                72,983
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------



  $           70,603    $           99,787    $           64,835    $           48,329    $           35,545    $           75,059
 ====================  ====================  ====================  ====================  ====================  ====================

                       See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004


                                                                     REAL RETURN          TOTAL RETURN         PIONEER AMERICA
                                            OPPENHEIMER MAIN         PORTFOLIO -           PORTFOLIO -            INCOME VCT
                                            STREET FUND/VA -       ADMINISTRATIVE        ADMINISTRATIVE           PORTFOLIO -
                                             SERVICE SHARES             CLASS                 CLASS            CLASS II SHARES
                                           --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
   Dividends ...........................    $               --    $            3,027    $           20,140    $           12,751
                                           --------------------  --------------------  --------------------  --------------------

EXPENSES:
   Insurance charges ...................                   320                 3,812                16,926                 4,626
   Administrative fees .................                    33                   376                 1,538                   404
                                           --------------------  --------------------  --------------------  --------------------

      Total expenses ...................                   353                 4,188                18,464                 5,030
                                           --------------------  --------------------  --------------------  --------------------

         Net investment income (loss) ..                  (353)               (1,161)                1,676                 7,721
                                           --------------------  --------------------  --------------------  --------------------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution .......                    --                16,601                25,545                    --
      Realized gain (loss) on sale of
        investments ....................                    11                   157                 1,495                  (413)
                                           --------------------  --------------------  --------------------  --------------------

         Realized gain (loss) ..........                    11                16,758                27,040                  (413)
                                           --------------------  --------------------  --------------------  --------------------
   Change in unrealized gain (loss)
      on investments ...................                 5,102                 6,925                11,915                (2,675)
                                           --------------------  --------------------  --------------------  --------------------

Net increase (decrease) in net assets
   resulting from operations ...........    $            4,760    $           22,522    $           40,631    $            4,633
                                           ====================  ====================  ====================  ====================

                       See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004


                        PIONEER EMERGING       PIONEER EQUITY                                                    PIONEER GROWTH
   PIONEER BALANCED        MARKETS VCT           INCOME VCT          PIONEER EUROPE         PIONEER FUND            SHARES VCT
   VCT PORTFOLIO -         PORTFOLIO -           PORTFOLIO -         VCT PORTFOLIO -       VCT PORTFOLIO -         PORTFOLIO -
   CLASS II SHARES       CLASS II SHARES       CLASS II SHARES       CLASS II SHARES       CLASS II SHARES       CLASS II SHARES
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------

  $            5,510    $              835    $           12,226    $               18    $            5,989    $               --
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------


               2,940                 2,223                 7,041                   152                 8,267                 1,723
                 286                   191                   618                    14                   707                   151
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------

               3,226                 2,414                 7,659                   166                 8,974                 1,874
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------

               2,284                (1,579)                4,567                  (148)               (2,985)               (1,874)
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------



                  --                    --                    --                    --                    --                    --

              (1,494)                  672                 1,603                    10                (2,568)               (1,344)
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------

              (1,494)                  672                 1,603                    10                (2,568)               (1,344)
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------

               9,183                53,515                89,688                 4,442                93,759                22,981
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------


  $            9,973    $           52,608    $           95,858    $            4,304    $           88,206    $           19,763
 ====================  ====================  ====================  ====================  ====================  ====================

                       See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004


                                                                       PIONEER                                  PIONEER OAK
                                              PIONEER HIGH          INTERNATIONAL        PIONEER MID CAP       RIDGE LARGE CAP
                                                YIELD VCT             VALUE VCT             VALUE VCT            GROWTH VCT
                                               PORTFOLIO -           PORTFOLIO -           PORTFOLIO -           PORTFOLIO -
                                             CLASS II SHARES       CLASS II SHARES       CLASS II SHARES       CLASS II SHARES
                                           --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
   Dividends ...........................    $           25,154    $              131    $              497    $               --
                                           --------------------  --------------------  --------------------  --------------------

EXPENSES:
   Insurance charges ...................                 8,656                   615                 5,047                   723
   Administrative fees .................                   752                    52                   450                    67
                                           --------------------  --------------------  --------------------  --------------------

      Total expenses ...................                 9,408                   667                 5,497                   790
                                           --------------------  --------------------  --------------------  --------------------

         Net investment income (loss) ..                15,746                  (536)               (5,000)                 (790)
                                           --------------------  --------------------  --------------------  --------------------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution .......                 1,242                    --                 1,742                    --
      Realized gain (loss) on sale of
        investments ....................                 1,011                    46                 3,010                    36
                                           --------------------  --------------------  --------------------  --------------------

         Realized gain (loss) ..........                 2,253                    46                 4,752                    36
                                           --------------------  --------------------  --------------------  --------------------
   Change in unrealized gain (loss)
      on investments ...................                38,304                11,271               107,796                14,827
                                           --------------------  --------------------  --------------------  --------------------

Net increase (decrease) in net assets
   resulting from operations ...........    $           56,303    $           10,781    $          107,548    $            14,073
                                           ====================  ====================  ====================  ====================

                       See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004


                           PIONEER PAPP
     PIONEER PAPP         SMALL & MID CAP        PIONEER REAL         PIONEER SMALL         PIONEER SMALL       PIONEER STRATEGIC
   AMERICA PACIFIC          GROWTH VCT        ESTATE SHARES VCT       CAP VALUE VCT          COMPANY VCT           INCOME VCT
   RIM FUND VCT -           PORTFOLIO -          PORTFOLIO -           PORTFOLIO -           PORTFOLIO -           PORTFOLIO -
   CLASS II SHARES       CLASS II SHARES       CLASS II SHARES       CLASS II SHARES       CLASS II SHARES       CLASS II SHARES
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------

  $               --    $               --    $            8,312    $               --    $               --    $           28,240
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------


                 314                   587                 3,486                 1,930                   808                 8,525
                  26                    52                   303                   171                    68                   748
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------

                 340                   639                 3,789                 2,101                   876                 9,273
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------

                (340)                 (639)                4,523                (2,101)                 (876)               18,967
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------



                  --                    --                    --                    --                    --                 6,865

                   9                    15                 1,548                 1,174                    26                   189
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------

                   9                    15                 1,548                 1,174                    26                 7,054
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------

               4,486                 9,771                85,608                35,862                10,855                40,063
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------


  $             4,155   $             9,147   $            91,679   $            34,935   $            10,005   $            66,084
 ====================  ====================  ====================  ====================  ====================  ====================

                       See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004


                                                                      PUTNAM VT
                                              PIONEER VALUE         INTERNATIONAL       PUTNAM VT SMALL
                                             VCT PORTFOLIO -        EQUITY FUND -       CAP VALUE FUND -        ALL CAP FUND -
                                             CLASS II SHARES       CLASS IB SHARES       CLASS IB SHARES             CLASS I
                                           --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
   Dividends ...........................    $               93    $              597    $              157    $            2,279
                                           --------------------  --------------------  --------------------  --------------------

EXPENSES:
   Insurance charges ...................                 3,196                   904                 2,126                 5,512
   Administrative fees .................                   277                    80                   198                   481
                                           --------------------  --------------------  --------------------  --------------------

      Total expenses ...................                 3,473                   984                 2,324                 5,993
                                           --------------------  --------------------  --------------------  --------------------

         Net investment income (loss) ..                (3,380)                 (387)               (2,167)               (3,714)
                                           --------------------  --------------------  --------------------  --------------------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution .......                    73                    --                    --                    --
      Realized gain (loss) on sale of
        investments ....................                    50                   189                   273                   563
                                           --------------------  --------------------  --------------------  --------------------

         Realized gain (loss) ..........                   123                   189                   273                   563
                                           --------------------  --------------------  --------------------  --------------------

   Change in unrealized gain (loss)
      on investments ...................                35,240                 8,052                49,033                23,174
                                           --------------------  --------------------  --------------------  --------------------


Net increase (decrease) in net assets
   resulting from operations ...........    $           31,983    $            7,854    $           47,139    $           20,023
                                           ====================  ====================  ====================  ====================

                       See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004


   INVESTORS FUND -      LARGE CAP GROWTH      SMALL CAP GROWTH     TOTAL RETURN FUND         CONVERTIBLE      DISCIPLINED MID CAP
       CLASS I            FUND - CLASS I        FUND - CLASS I        -- CLASS II        SECURITIES PORTFOLIO     STOCK PORTFOLIO
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------

  $            4,947    $              795    $               --    $            6,407    $            4,345    $            1,058
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------


               3,709                 4,464                 7,760                 3,222                 1,239                 2,278
                 327                   388                   634                   289                   120                   216
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------

               4,036                 4,852                 8,394                 3,511                 1,359                 2,494
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------

                 911                (4,057)               (8,394)                2,896                 2,986                (1,436)
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------



                  --                    --                    --                 7,257                    --                11,494

                 163                  (790)                1,155                   677                   614                   733
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------

                 163                  (790)                1,155                 7,934                   614                12,227
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------


              21,143                16,536                87,070                 9,537                 2,742                24,070
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------



  $           22,217    $           11,689    $           79,831    $           20,367    $            6,342    $           34,861
 ====================  ====================  ====================  ====================  ====================  ====================

                       See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004


                                             EQUITY INCOME          FEDERATED HIGH       FEDERATED STOCK          LARGE CAP
                                               PORTFOLIO           YIELD PORTFOLIO           PORTFOLIO            PORTFOLIO
                                           --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
   Dividends ...........................    $           10,958    $           32,516    $            2,660    $            3,860
                                           --------------------  --------------------  --------------------  --------------------

EXPENSES:
   Insurance charges ...................                 7,265                 5,206                 1,642                 6,075
   Administrative fees .................                   648                   450                   144                   525
                                           --------------------  --------------------  --------------------  --------------------

      Total expenses ...................                 7,913                 5,656                 1,786                 6,600
                                           --------------------  --------------------  --------------------  --------------------

         Net investment income (loss) ..                 3,045                26,860                   874                (2,740)
                                           --------------------  --------------------  --------------------  --------------------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution .......                30,258                    --                    --                    --
      Realized gain (loss) on sale of
        investments ....................                 1,188                   278                   226                   818
                                           --------------------  --------------------  --------------------  --------------------

         Realized gain (loss) ..........                31,446                   278                   226                   818
                                           --------------------  --------------------  --------------------  --------------------

   Change in unrealized gain (loss)
      on investments ...................                33,881                   709                10,051                27,895
                                           --------------------  --------------------  --------------------  --------------------


Net increase (decrease) in net assets
   resulting from operations ...........    $           68,372    $           27,847    $           11,151    $           25,973
                                           ====================  ====================  ====================  ====================

                       See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004


        LAZARD            MERRILL LYNCH
    INTERNATIONAL         LARGE CAP CORE         MFS EMERGING           MFS MID CAP          MFS VALUE            PIONEER FUND
   STOCK PORTFOLIO          PORTFOLIO          GROWTH PORTFOLIO      GROWTH PORTFOLIO        PORTFOLIO              PORTFOLIO
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------

  $            3,572    $            2,324    $               --    $               --    $              174    $              181
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------


               1,773                 3,544                   537                 2,256                    71                   247
                 148                   305                    48                   187                     6                    25
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------

               1,921                 3,849                   585                 2,443                    77                   272
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------

               1,651                (1,525)                 (585)               (2,443)                   97                   (91)
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------



                  --                    --                    --                    --                   133                    --

                 306                 1,734                    92                    38                     4                (1,103)
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------

                 306                 1,734                    92                    38                   137                (1,103)
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------


              26,645                58,056                11,827                21,411                 1,193                 1,310
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------



  $           28,602    $           58,265    $           11,334    $           19,006    $            1,427    $              116
 ====================  ====================  ====================  ====================  ====================  ====================

                       See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004


                                                                                         U.S. GOVERNMENT         AIM CAPITAL
                                            SOCIAL AWARENESS      TRAVELERS QUALITY        SECURITIES           APPRECIATION
                                             STOCK PORTFOLIO        BOND PORTFOLIO          PORTFOLIO             PORTFOLIO
                                           --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
   Dividends ...........................    $               50    $           38,791    $            6,565    $               59
                                           --------------------  --------------------  --------------------  --------------------

EXPENSES:
   Insurance charges ...................                    29                 7,601                   312                   524
   Administrative fees .................                     4                   683                    29                    51
                                           --------------------  --------------------  --------------------  --------------------

      Total expenses ...................                    33                 8,284                   341                   575
                                           --------------------  --------------------  --------------------  --------------------

         Net investment income (loss) ..                    17                30,507                 6,224                  (516)
                                           --------------------  --------------------  --------------------  --------------------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution .......                    --                    --                    14                    --
      Realized gain (loss) on sale of
        investments ....................                     2                   583                     4                   699
                                           --------------------  --------------------  --------------------  --------------------

         Realized gain (loss) ..........                     2                   583                    18                   699
                                           --------------------  --------------------  --------------------  --------------------

   Change in unrealized gain (loss)
      on investments ...................                   823               (26,652)               (5,700)                2,055
                                           --------------------  --------------------  --------------------  --------------------


Net increase (decrease) in net assets
   resulting from operations ...........    $              842    $            4,438    $              542    $            2,238
                                           ====================  ====================  ====================  ====================

                       See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004


                                                SB ADJUSTABLE
                             PIONEER             RATE INCOME                                  COMSTOCK             ENTERPRISE
  MFS TOTAL RETURN       STRATEGIC INCOME        PORTFOLIO -        STRATEGIC EQUITY         PORTFOLIO -           PORTFOLIO -
      PORTFOLIO             PORTFOLIO          CLASS I SHARES           PORTFOLIO          CLASS II SHARES       CLASS II SHARES
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------

  $           46,164    $           22,456    $              632    $              859    $            1,193    $               36
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------


              18,111                   747                   612                   884                 4,706                   421
               1,606                    75                    52                    74                   399                    35
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------

              19,717                   822                   664                   958                 5,105                   456
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------

              26,447                21,634                   (32)                  (99)               (3,912)                 (420)
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------



              47,079                    --                    --                    --                    --                    --

               2,696                   537                   375                    90                   664                   (18)
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------

              49,775                   537                   375                    90                   664                   (18)
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------


              50,628               (14,177)                 (323)                4,856                54,553                   615
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------



  $          126,850    $            7,994    $               20    $            4,847    $           51,305    $              177
 ====================  ====================  ====================  ====================  ====================  ====================

                       See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004


                                                                  DYNAMIC CAPITAL
                                              CONTRAFUND(R)         APPRECIATION            MID CAP
                                               PORTFOLIO -           PORTFOLIO -           PORTFOLIO -
                                             SERVICE CLASS 2       SERVICE CLASS 2       SERVICE CLASS 2           COMBINED
                                           --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
   Dividends ...........................    $              453    $               --    $               --    $          496,176
                                           --------------------  --------------------  --------------------  --------------------

EXPENSES:
   Insurance charges ...................                 7,716                 2,005                 7,433               483,206
   Administrative fees .................                   672                   164                   657                41,941
                                           --------------------  --------------------  --------------------  --------------------

      Total expenses ...................                 8,388                 2,169                 8,090               525,147
                                           --------------------  --------------------  --------------------  --------------------

         Net investment income (loss) ..                (7,935)               (2,169)               (8,090)              (28,971)
                                           --------------------  --------------------  --------------------  --------------------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution .......                    --                    --                    --               326,937
      Realized gain (loss) on sale of
        investments ....................                   532                   (17)                1,707                82,562
                                           --------------------  --------------------  --------------------  --------------------

         Realized gain (loss) ..........                   532                   (17)                1,707               409,499
                                           --------------------  --------------------  --------------------  --------------------

   Change in unrealized gain (loss)
      on investments ...................                88,700                 4,858               151,986             3,902,071
                                           --------------------  --------------------  --------------------  --------------------


Net increase (decrease) in net assets
   resulting from operations ...........    $           81,297    $            2,672    $          145,603    $        4,282,599
                                           ====================  ====================  ====================  ====================

                       See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
        FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 21, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                    CAPITAL APPRECIATION FUND     HIGH YIELD BOND TRUST      MANAGED ASSETS TRUST
                                                   --------------------------   -------------------------  -------------------------
                                                       2004          2003            2004        2003          2004          2003
                                                       ----          ----            ----        ----          ----          ----
OPERATIONS:
   Net investment income (loss) .................  $    (1,262)  $        (5)   $    16,093   $       --   $      2,279   $      --
   Realized gain (loss) .........................           76            --            (65)          --          1,230          --
   Change in unrealized gain (loss)
      on investments ............................       23,422           677        (11,354)          --          5,207          --
                                                   ------------  ------------   ------------  -----------  -------------  ----------

   Net increase (decrease) in net assets
      resulting from operations .................       22,236           672          4,674           --          8,716          --
                                                   ------------  ------------   ------------  -----------  -------------  ----------

UNIT TRANSACTIONS:
   Participant purchase payments ................       92,090        22,090        233,102           --        110,616          --
   Participant transfers from other
      funding options ...........................       13,470             1         19,426           --         26,358          --
   Administrative charges .......................          (21)           --             (1)          --             --          --
   Contract surrenders ..........................           --            --         (1,490)          --           (361)         --
   Participant transfers to other
      funding options ...........................          (25)           --             --           --         (1,150)         --
   Other payments to participants ...............           --            --             --           --             --          --
                                                   ------------  ------------   ------------  -----------  -------------  ----------

      Net increase (decrease) in net assets
         resulting from unit transactions .......      105,514        22,091        251,037           --        135,463          --
                                                   ------------  ------------   ------------  -----------  -------------  ----------

      Net increase (decrease) in net assets .....      127,750        22,763        255,711           --        144,179          --


NET ASSETS:
      Beginning of year .........................       22,763            --             --           --             --          --
                                                   ------------  ------------   ------------  -----------  -------------  ----------
      End of year ...............................  $   150,513   $    22,763    $   255,711   $       --   $    144,179   $      --
                                                   ============  ============   ============  ===========  =============  ==========

                       See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
        FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 21, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                                                     AIM V.I. CAPITAL
                                                                                       APPRECIATION          AIM V.I. MID CAP CORE
                                                     MONEY MARKET PORTFOLIO          FUND - SERIES II       EQUITY FUND - SERIES II
                                                   --------------------------   -------------------------  -------------------------
                                                       2004          2003            2004        2003          2004          2003
                                                       ----          ----            ----        ----          ----          ----
OPERATIONS:
   Net investment income (loss) .................  $    (4,399)  $      (622)   $    (3,468)  $      (74)  $     (1,603)  $     (18)
   Realized gain (loss) .........................           --            --           (246)           3          9,115          --
   Change in unrealized gain (loss)
      on investments ............................           --            --         28,838        1,951          7,252         565
                                                   ------------  ------------   ------------  -----------  -------------  ----------

   Net increase (decrease) in net assets
      resulting from operations .................       (4,399)         (622)        25,124        1,880         14,764         547
                                                   ------------  ------------   ------------  -----------  -------------  ----------

UNIT TRANSACTIONS:
   Participant purchase payments ................    2,331,409       220,927        265,260       34,148        112,063      20,000
   Participant transfers from other
      funding options ...........................      199,731            --         93,582        5,071         68,174          --
   Administrative charges .......................          (48)           (2)            (7)          --            (14)         --
   Contract surrenders ..........................      (28,508)       (8,826)        (2,780)          --         (2,396)         --
   Participant transfers to other
      funding options ...........................   (1,126,547)      (22,907)       (35,136)         (17)          (410)         --
   Other payments to participants ...............      (24,386)           --             --           --             --          --
                                                   ------------  ------------   ------------  -----------  -------------  ----------

      Net increase (decrease) in net assets
         resulting from unit transactions .......    1,351,651       189,192        320,919       39,202        177,417      20,000
                                                   ------------  ------------   ------------  -----------  -------------  ----------

      Net increase (decrease) in net assets .....    1,347,252       188,570        346,043       41,082        192,181      20,547


NET ASSETS:
      Beginning of year .........................      188,570            --         41,082           --         20,547          --
                                                   ------------  ------------   ------------  -----------  -------------  ----------
      End of year ...............................  $ 1,535,822   $   188,570    $   387,125   $   41,082   $    212,728   $  20,547
                                                   ============  ============   ============  ===========  =============  ==========

                       See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
        FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 21, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

   ALLIANCEBERNSTEIN PREMIER             GLOBAL GROWTH                                                     GROWTH-INCOME
   GROWTH PORTFOLIO - CLASS B         FUND - CLASS 2 SHARES        GROWTH FUND - CLASS 2 SHARES        FUND - CLASS 2 SHARES
 ------------------------------   ------------------------------  ------------------------------  ------------------------------
      2004            2003             2004           2003             2004           2003             2004           2003
      ----            ----             ----           ----             ----           ----             ----           ----

 $        (609)  $        (107)   $     (15,002)  $      (2,127)  $     (59,710)   $     (5,432)  $     (27,192)  $       4,329
            22              --            7,310              96          12,383              25          19,878               1

         4,333             771          184,232          45,909         572,108         113,957         492,268         137,761
 --------------  --------------   --------------  --------------  --------------  --------------  --------------  --------------


         3,746             664          176,540          43,878         524,781         108,550         484,954         142,091
 --------------  --------------   --------------  --------------  --------------  --------------  --------------  --------------


        20,711          25,179          907,260         263,336       3,381,225         709,773       4,058,495         761,891

            --              --          347,552         147,952         763,855         696,567       1,155,244         875,032
            (1)             --              (14)             (1)            (64)             (1)            (57)             (2)
            --              --          (17,413)             (6)        (30,875)             (6)        (37,509)             --

            --              --           (2,914)             --         (37,554)           (590)        (18,642)             --
            --              --          (30,647)             --         (26,000)             --         (59,469)             --
 --------------  --------------   --------------  --------------  --------------  --------------  --------------  --------------


        20,710          25,179        1,203,824         411,281       4,050,587       1,405,743       5,098,062       1,636,921
 --------------  --------------   --------------  --------------  --------------  --------------  --------------  --------------

        24,456          25,843        1,380,364         455,159       4,575,368       1,514,293       5,583,016       1,779,012



        25,843              --          455,159              --       1,514,293              --       1,779,012              --
 --------------  --------------   --------------  --------------  --------------  --------------  --------------  --------------
 $      50,299   $      25,843    $   1,835,523   $     455,159   $   6,089,661    $  1,514,293   $   7,362,028   $   1,779,012
 ==============  ==============   ==============  ==============  ==============  ==============  ==============  ==============

                       See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
        FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 21, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                                                DREYFUS VIF APPRECIATION    DREYFUS VIF DEVELOPING
                                                      DELAWARE VIP REIT            PORTFOLIO - INITIAL         LEADERS PORTFOLIO
                                                    SERIES - STANDARD CLASS                SHARES             -- INITIAL SHARES
                                                   --------------------------   -------------------------  -------------------------
                                                       2004          2003            2004        2003          2004          2003
                                                       ----          ----            ----        ----          ----          ----
OPERATIONS:
   Net investment income (loss) .................  $    (5,853)  $    (1,085)   $       (83)  $      615   $     (2,325)  $    (137)
   Realized gain (loss) .........................       15,264            57            386           13            212          12
   Change in unrealized gain (loss)
      on investments ............................      271,168        19,794          3,152        5,318         20,909       2,525
                                                   ------------  ------------   ------------  -----------  -------------  ----------

   Net increase (decrease) in net assets
      resulting from operations .................      280,579        18,766          3,455        5,946         18,796       2,400
                                                   ------------  ------------   ------------  -----------  -------------  ----------

UNIT TRANSACTIONS:
   Participant purchase payments ................      958,139       234,701         17,922       72,237        146,050      29,742
   Participant transfers from other
      funding options ...........................       67,388            --         14,776           --         66,011      23,544
   Administrative charges .......................          (45)           (1)           (17)          (2)           (27)         (2)
   Contract surrenders ..........................           --            --             --           --         (2,467)         --
   Participant transfers to other
      funding options ...........................       (9,071)           (8)          (652)          --         (1,380)         --
   Other payments to participants ...............           --            --             --           --             --          --
                                                   ------------  ------------   ------------  -----------  -------------  ----------

      Net increase (decrease) in net assets
         resulting from unit transactions .......    1,016,411       234,692         32,029       72,235        208,187      53,284
                                                   ------------  ------------   ------------  -----------  -------------  ----------

      Net increase (decrease) in net assets .....    1,296,990       253,458         35,484       78,181        226,983      55,684


NET ASSETS:
      Beginning of year .........................      253,458            --         78,181           --         55,684          --
                                                   ------------  ------------   ------------  -----------  -------------  ----------
      End of year ...............................  $ 1,550,448   $   253,458    $   113,665   $   78,181   $    282,667   $  55,684
                                                   ============  ============   ============  ===========  =============  ==========

                       See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
        FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 21, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                                                                       TEMPLETON DEVELOPING
   FRANKLIN RISING DIVIDENDS      SHAREFRANKLIN SMALL CAP FUND      MUTUAL SHARES SECURITIES        MARKETS SECURITIES FUND -
   SECURITIES FUND - CLASS 2          -- CLASS 2 SHARES               FUND - CLASS 2 SHARES               CLASS 2 SHARES
 ------------------------------   ------------------------------  ------------------------------  ------------------------------
      2004            2003             2004           2003             2004           2003             2004           2003
      ----            ----             ----           ----             ----           ----             ----           ----


 $      (8,496)   $       (168)   $      (4,321)  $         (29)  $      (4,024)  $        (742)  $        (180)  $       (267)
         5,782             568               73            (445)            851              22             295             26

        99,513           2,948           52,304             747          52,023          13,239          43,765          8,437
 --------------  --------------   --------------  --------------  --------------  --------------  --------------  -------------


        96,799           3,348           48,056             273          48,850          12,519          43,880          8,196
 --------------  --------------   --------------  --------------  --------------  --------------  --------------  -------------


     1,133,713          24,433          376,016          20,459         298,055          92,595         197,067         42,684

       405,141          33,515          169,529              --         134,634          58,977           8,634             --
           (38)             --              (23)             --             (12)             --              (9)            --
       (18,476)             --           (4,790)             --         (12,387)             (6)             --             --

       (37,257)             --           (1,240)             --          (2,700)             --            (377)            --
        (7,822)             --               --              --              --              --              --             --
 --------------  --------------   --------------  --------------  --------------  --------------  --------------  -------------


     1,475,261          57,948          539,492          20,459         417,590         151,566         205,315         42,684
 --------------  --------------   --------------  --------------  --------------  --------------  --------------  -------------

     1,572,060          61,296          587,548          20,732         466,440         164,085         249,195         50,880



        61,296              --           20,732              --         164,085              --          50,880             --
 --------------  --------------   --------------  --------------  --------------  --------------  --------------  -------------
 $   1,633,356   $      61,296    $     608,280   $      20,732   $     630,525   $     164,085   $     300,075   $     50,880
 ==============  ==============   ==============  ==============  ==============  ==============  ==============  =============

                       See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
        FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 21, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                       TEMPLETON FOREIGN            TEMPLETON GROWTH
                                                    SECURITIES FUND - CLASS 2      SECURITIES FUND -        EQUITY INDEX PORTFOLIO
                                                            SHARES                   CLASS 2 SHARES          -- CLASS II SHARES
                                                   --------------------------   -------------------------  -------------------------
                                                       2004          2003            2004        2003          2004          2003
                                                       ----          ----            ----        ----          ----          ----
OPERATIONS:
   Net investment income (loss) .................  $    (2,864)  $      (143)   $    (2,769)  $     (481)  $     (1,889)  $   1,875
   Realized gain (loss) .........................        1,434           997            455           26          2,505          --
   Change in unrealized gain (loss)
      on investments ............................       86,637           978         64,494       10,524        106,667      39,931
                                                   ------------  ------------   ------------  -----------  -------------  ----------

   Net increase (decrease) in net assets
      resulting from operations .................       85,207         1,832         62,180       10,069        107,283      41,806
                                                   ------------  ------------   ------------  -----------  -------------  ----------

UNIT TRANSACTIONS:
   Participant purchase payments ................      537,747         7,918        484,486       58,658        945,902     351,756
   Participant transfers from other
      funding options ...........................      147,861         4,266         43,839       20,295         86,270     125,511
   Administrative charges .......................          (13)           --            (19)          --            (48)         (3)
   Contract surrenders ..........................      (12,826)           --         (4,354)          --         (2,768)         --
   Participant transfers to other
      funding options ...........................       (1,495)           --         (3,441)          --        (19,879)         --
   Other payments to participants ...............           --            --          2,983           --             --          --
                                                   ------------  ------------   ------------  -----------  -------------  ----------

      Net increase (decrease) in net assets
         resulting from unit transactions .......      671,274        12,184        523,494       78,953      1,009,477     477,264
                                                   ------------  ------------   ------------  -----------  -------------  ----------

      Net increase (decrease) in net assets .....      756,481        14,016        585,674       89,022      1,116,760     519,070


NET ASSETS:
      Beginning of year .........................       14,016            --         89,022           --        519,070          --
                                                   ------------  ------------   ------------  -----------  -------------  ----------
      End of year ...............................  $   770,497   $    14,016    $   674,696   $   89,022   $  1,635,830   $ 519,070
                                                   ============  ============   ============  ===========  =============  ==========

                       See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
        FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 21, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

  SALOMON BROTHERS VARIABLE         SALOMON BROTHERS VARIABLE       SALOMON BROTHERS VARIABLE
   AGGRESSIVE GROWTH FUND -          AGGRESSIVE GROWTH FUND -        GROWTH & INCOME FUND -        BALANCED PORTFOLIO - SERVICE
       CLASS I SHARES                    CLASS II SHARES                 CLASS I SHARES                       SHARES
 ------------------------------   ------------------------------  ------------------------------  ------------------------------
      2004            2003             2004           2003             2004           2003             2004           2003
      ----            ----             ----           ----             ----           ----             ----           ----


 $      (2,227)  $        (148)   $      (4,571)  $        (158)  $           1   $          --   $         644   $          --
           169               2              403             733           1,041              --              30               2

        18,881           2,130           56,776              93           3,820              --           4,297           1,223
 --------------  --------------   --------------  --------------  --------------  --------------  --------------  --------------


        16,823           1,984           52,608             668           4,862              --           4,971           1,225
 --------------  --------------   --------------  --------------  --------------  --------------  --------------  --------------


       257,911          34,265          635,129             469          86,124              --          56,521          25,000

        10,592              --          156,409             489          28,843              --           1,347              --
            (5)             --              (43)             --              (3)             --              (1)             --
          (345)             --           (2,810)             --            (364)             --              --              --

          (450)             --           (1,026)             (1)        (68,201)             --              --              --
            --              --               --              --              --              --            (340)             --
 --------------  --------------   --------------  --------------  --------------  --------------  --------------  --------------


       267,703          34,265          787,659             957          46,399              --          57,527          25,000
 --------------  --------------   --------------  --------------  --------------  --------------  --------------  --------------

       284,526          36,249          840,267           1,625          51,261              --          62,498          26,225



        36,249              --            1,625              --              --              --          26,225              --
 --------------  --------------   --------------  --------------  --------------  --------------  --------------  --------------
 $     320,775   $      36,249    $     841,892   $       1,625   $      51,261   $          --   $      88,723   $      26,225
 ==============  ==============   ==============  ==============  ==============  ==============  ==============  ==============

                       See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
        FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 21, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                                                    GLOBAL TECHNOLOGY         WORLDWIDE GROWTH
                                                      GLOBAL LIFE SCIENCES         PORTFOLIO - SERVICE       PORTFOLIO - SERVICE
                                                   PORTFOLIO - SERVICE SHARES             SHARES                     SHARES
                                                   --------------------------   -------------------------  -------------------------
                                                       2004          2003            2004        2003          2004          2003
                                                       ----          ----            ----        ----          ----          ----
OPERATIONS:
   Net investment income (loss) .................       $ (452)        $ (23)        $ (421)        $ (4)        $ (110)      $ (27)
   Realized gain (loss) .........................           19            --             (7)          --             28           2
   Change in unrealized gain (loss)
      on investments ............................        3,181           265          3,590          115             91         653
                                                   ------------  ------------   ------------  -----------  -------------  ----------

   Net increase (decrease) in net assets
      resulting from operations .................        2,748           242          3,162          111              9         628
                                                   ------------  ------------   ------------  -----------  -------------  ----------

UNIT TRANSACTIONS:
   Participant purchase payments ................           --        15,000         36,402           --         10,821       5,265
   Participant transfers from other
      funding options ...........................       17,764            --          9,286        3,581            326          --
   Administrative charges .......................           --            --             (4)          --             --          --
   Contract surrenders ..........................           --            --             --           --             --          --
   Participant transfers to other
      funding options ...........................           --            --            (42)          --           (180)         --
   Other payments to participants ...............           --            --             --           --             --          --
                                                   ------------  ------------   ------------  -----------  -------------  ----------

      Net increase (decrease) in net assets
         resulting from unit transactions .......       17,764        15,000         45,642        3,581         10,967       5,265
                                                   ------------  ------------   ------------  -----------  -------------  ----------

      Net increase (decrease) in net assets .....       20,512        15,242         48,804        3,692         10,976       5,893


NET ASSETS:
      Beginning of year .........................       15,242            --          3,692           --          5,893          --
                                                   ------------  ------------   ------------  -----------  -------------  ----------
      End of year ...............................     $ 35,754      $ 15,242       $ 52,496      $ 3,692       $ 16,869     $ 5,893
                                                   ============  ============   ============  ===========  =============  ==========

                       See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
        FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 21, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

    LAZARD RETIREMENT SMALL                                                                       MERRILL LYNCH GLOBAL ALLOCATION
         CAP PORTFOLIO              GROWTH AND INCOME PORTFOLIO       MID-CAP VALUE PORTFOLIO          V.I. FUND - CLASS III
 ------------------------------   ------------------------------  ------------------------------  ------------------------------
      2004            2003             2004           2003             2004           2003             2004           2003
      ----            ----             ----           ----             ----           ----             ----           ----


 $      (4,226)  $        (273)   $        (303)  $          85   $      (4,325)  $        (115)  $      16,453   $          --
           296               4            6,985               8          10,988             815           2,449              --

        39,775           4,136           63,921           2,342          93,124           7,798          45,933              --
 --------------  --------------   --------------  --------------  --------------  --------------  --------------  --------------


        35,845           3,867           70,603           2,435          99,787           8,498          64,835              --
 --------------  --------------   --------------  --------------  --------------  --------------  --------------  --------------


       147,069          18,130          658,971           6,970         549,188          37,557         531,915              --

        97,648          70,284          148,850          24,889         115,436          36,805         149,815              --
            (7)             --               (7)             --              (6)             --              (5)             --
            (9)             --           (4,823)             --            (794)             (6)           (853)             --

          (179)             --             (912)             --          (2,216)             --         (47,980)             --
        (2,662)             --               --              --          (2,758)             --              --              --
 --------------  --------------   --------------  --------------  --------------  --------------  --------------  --------------


       241,860          88,414          802,079          31,859         658,850          74,356         632,892              --
 --------------  --------------   --------------  --------------  --------------  --------------  --------------  --------------

       277,705          92,281          872,682          34,294         758,637          82,854         697,727              --



        92,281              --           34,294              --          82,854              --              --              --
 --------------  --------------   --------------  --------------  --------------  --------------  --------------  --------------
 $     369,986   $      92,281    $     906,976   $      34,294   $     841,491   $      82,854   $     697,727   $          --
 ==============  ==============   ==============  ==============  ==============  ==============  ==============  ==============

                       See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
        FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 21, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                      MERRILL LYNCH VALUE         OPPENHEIMER CAPITAL         OPPENHEIMER GLOBAL
                                                   OPPORTUNITIES V.I. FUND -     APPRECIATION FUND/VA -      SECURITIES FUND/VA -
                                                           CLASS III                 SERVICE SHARES             SERVICE SHARES
                                                   --------------------------   -------------------------  -------------------------
                                                       2004          2003            2004        2003          2004          2003
                                                       ----          ----            ----        ----          ----          ----
OPERATIONS:
   Net investment income (loss) .................  $    (2,914)  $        --    $    (2,854)  $     (184)  $     (3,148)  $     (26)
   Realized gain (loss) .........................      134,530            --          1,826            5          5,224        (167)
   Change in unrealized gain (loss)
      on investments ............................      (83,287)           --         36,573        3,200         72,983       1,039
                                                   ------------  ------------   ------------  -----------  -------------  ----------

   Net increase (decrease) in net assets
      resulting from operations .................       48,329            --         35,545        3,021         75,059         846
                                                   ------------  ------------   ------------  -----------  -------------  ----------

UNIT TRANSACTIONS:
   Participant purchase payments ................      325,001            --        512,509           --        554,795      24,323
   Participant transfers from other
      funding options ...........................      133,255            --         45,253       33,516         81,820          --
   Administrative charges .......................           (6)           --            (14)          --             (8)         --
   Contract surrenders ..........................         (653)           --         (4,938)          --         (2,482)         --
   Participant transfers to other
      funding options ...........................          (15)           --           (245)          --        (44,362)         --
   Other payments to participants ...............           --            --             --           --         (8,396)         --
                                                   ------------  ------------   ------------  -----------  -------------  ----------

      Net increase (decrease) in net assets
         resulting from unit transactions .......      457,582            --        552,565       33,516        581,367      24,323
                                                   ------------  ------------   ------------  -----------  -------------  ----------

      Net increase (decrease) in net assets .....      505,911            --        588,110       36,537        656,426      25,169


NET ASSETS:
      Beginning of year .........................           --            --         36,537           --         25,169          --
                                                   ------------  ------------   ------------  -----------  -------------  ----------
      End of year ...............................  $   505,911   $        --    $   624,647   $   36,537   $    681,595   $  25,169
                                                   ============  ============   ============  ===========  =============  ==========

                       See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
        FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 21, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

    OPPENHEIMER MAIN STREET          REAL RETURN PORTFOLIO -        TOTAL RETURN PORTFOLIO -       PIONEER AMERICA INCOME VCT
    FUND/VA - SERVICE SHARES          ADMINISTRATIVE CLASS            ADMINISTRATIVE CLASS         PORTFOLIO - CLASS II SHARES
 ------------------------------   ------------------------------  ------------------------------  ------------------------------
      2004            2003             2004           2003             2004           2003             2004           2003
      ----            ----             ----           ----             ----           ----             ----           ----


 $        (353)  $          --    $      (1,161)  $         (59)  $       1,676   $       1,330   $       7,721   $           2
            11              --           16,758             474          27,040           2,416            (413)             --

         5,102              --            6,925             (88)         11,915          (3,454)         (2,675)             (8)
 --------------  --------------   --------------  --------------  --------------  --------------  --------------  --------------


         4,760              --           22,522             327          40,631             292           4,633              (6)
 --------------  --------------   --------------  --------------  --------------  --------------  --------------  --------------


        66,280              --          360,541          38,185       1,336,742         325,954         484,687           8,295

         3,439              --          174,339          10,148         357,813         105,471         142,471              --
            --              --              (23)             --             (29)             --              (9)             --
            --              --           (6,478)             --         (31,851)             (6)         (3,737)             --

            --              --           (8,010)             --         (73,874)             --          (1,519)             --
            --              --           (6,264)             --         (10,574)             --          (7,416)             --
 --------------  --------------   --------------  --------------  --------------  --------------  --------------  --------------


        69,719              --          514,105          48,333       1,578,227         431,419         614,477           8,295
 --------------  --------------   --------------  --------------  --------------  --------------  --------------  --------------

        74,479              --          536,627          48,660       1,618,858         431,711         619,110           8,289



            --              --           48,660              --         431,711              --           8,289              --
 --------------  --------------   --------------  --------------  --------------  --------------  --------------  --------------
 $      74,479   $          --    $     585,287   $      48,660   $   2,050,569   $     431,711   $     627,399   $       8,289
 ==============  ==============   ==============  ==============  ==============  ==============  ==============  ==============

                       See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
        FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 21, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                      PIONEER BALANCED VCT      PIONEER EMERGING MARKETS    PIONEER EQUITY INCOME
                                                     PORTFOLIO - CLASS II            VCT PORTFOLIO -           VCT PORTFOLIO -
                                                             SHARES                  CLASS II SHARES           CLASS II SHARES
                                                   --------------------------   -------------------------  -------------------------
                                                       2004          2003            2004        2003          2004          2003
                                                       ----          ----            ----        ----          ----          ----
OPERATIONS:
   Net investment income (loss) .................  $     2,284   $       (15)   $    (1,579)  $      (15)  $      4,567   $      22
   Realized gain (loss) .........................       (1,494)          (15)           672         (663)         1,603           2
   Change in unrealized gain (loss)
      on investments ............................        9,183            --         53,515           12         89,688       1,249
                                                   ------------  ------------   ------------  -----------  -------------  ----------

   Net increase (decrease) in net assets
      resulting from operations .................        9,973           (30)        52,608         (666)        95,858       1,273
                                                   ------------  ------------   ------------  -----------  -------------  ----------

UNIT TRANSACTIONS:
   Participant purchase payments ................      359,743            30        237,570          817        713,184       9,000
   Participant transfers from other
      funding options ...........................      124,981            --         58,601           --        327,700       4,564
   Administrative charges .......................          (23)           --            (10)          --            (31)         --
   Contract surrenders ..........................       (5,603)           --         (2,905)          --         (3,468)         --
   Participant transfers to other
      funding options ...........................      (33,556)           --        (12,814)          --         (4,511)        (29)
   Other payments to participants ...............           --            --             --           --        (12,464)         --
                                                   ------------  ------------   ------------  -----------  -------------  ----------

      Net increase (decrease) in net assets
         resulting from unit transactions .......      445,542            30        280,442          817      1,020,410      13,535
                                                   ------------  ------------   ------------  -----------  -------------  ----------

      Net increase (decrease) in net assets .....      455,515            --        333,050          151      1,116,268      14,808


NET ASSETS:
      Beginning of year .........................           --            --            151           --         14,808          --
                                                   ------------  ------------   ------------  -----------  -------------  ----------
      End of year ...............................  $   455,515   $        --    $   333,201   $      151   $  1,131,076   $  14,808
                                                   ============  ============   ============  ===========  =============  ==========

                       See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
        FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 21, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                                      PIONEER GROWTH SHARES             PIONEER HIGH YIELD
  PIONEER EUROPE VCT PORTFOLIO     PIONEER FUND VCT PORTFOLIO       VCT PORTFOLIO - CLASS II         VCT PORTFOLIO - CLASS II
      -- CLASS II SHARES              -- CLASS II SHARES                      SHARES                         SHARES
 ------------------------------   ------------------------------  ------------------------------  ------------------------------
      2004            2003             2004           2003             2004           2003             2004           2003
      ----            ----             ----           ----             ----           ----             ----           ----


 $        (148)  $          --    $      (2,985)  $        (107)  $      (1,874)  $         (11)  $      15,746   $         251
            10              --           (2,568)          2,296          (1,344)           (369)          2,253             264

         4,442              --           93,759              13          22,981              --          38,304             418
 --------------  --------------   --------------  --------------  --------------  --------------  --------------  --------------


         4,304              --           88,206           2,202          19,763            (380)         56,303             933
 --------------  --------------   --------------  --------------  --------------  --------------  --------------  --------------


            --              --          675,013           4,068         224,820             380         985,948          10,509

        38,851              --          386,331             (35)         76,509              --         249,240           5,437
            (1)             --              (63)             --              (6)             --             (48)             --
            --              --          (12,862)             --          (3,755)             --          (5,235)             --

          (809)             --           (2,961)             --         (50,131)             --         (28,432)             --
            --              --               --              --              --              --         (11,499)             --
 --------------  --------------   --------------  --------------  --------------  --------------  --------------  --------------


        38,041              --        1,045,458           4,033         247,437             380       1,189,974          15,946
 --------------  --------------   --------------  --------------  --------------  --------------  --------------  --------------

        42,345              --        1,133,664           6,235         267,200              --       1,246,277          16,879



            --              --            6,235              --              --              --          16,879              --
 --------------  --------------   --------------  --------------  --------------  --------------  --------------  --------------
 $      42,345   $          --    $   1,139,899   $       6,235   $     267,200   $          --   $   1,263,156   $      16,879
 ==============  ==============   ==============  ==============  ==============  ==============  ==============  ==============

                       See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
        FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 21, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                                                                               PIONEER OAK RIDGE
                                                     PIONEER INTERNATIONAL        PIONEER MID CAP VALUE      LARGE CAP GROWTH VCT
                                                     VALUE VCT PORTFOLIO -       VCT PORTFOLIO - CLASS II    PORTFOLIO - CLASS II
                                                        CLASS II SHARES                  SHARES                      SHARES
                                                   --------------------------   -------------------------  -------------------------
                                                       2004          2003            2004        2003          2004          2003
                                                       ----          ----            ----        ----          ----          ----
OPERATIONS:
   Net investment income (loss) .................  $      (536)  $        --    $    (5,000)  $      (50)  $       (790)  $      --
   Realized gain (loss) .........................           46            --          4,752            3             36          --
   Change in unrealized gain (loss)
      on investments ............................       11,271            --        107,796        1,601         14,827          --
                                                   ------------  ------------   ------------  -----------  -------------  ----------

   Net increase (decrease) in net assets
      resulting from operations .................       10,781            --        107,548        1,554         14,073          --
                                                   ------------  ------------   ------------  -----------  -------------  ----------

UNIT TRANSACTIONS:
   Participant purchase payments ................       66,174            --        662,591        9,000        211,363          --
   Participant transfers from other
      funding options ...........................       25,675            --        216,281        4,564         65,190          --
   Administrative charges .......................           (7)           --            (24)          --             (4)         --
   Contract surrenders ..........................       (1,621)           --         (4,557)          --             --          --
   Participant transfers to other
      funding options ...........................         (203)           --         (3,676)         (54)          (150)         --
   Other payments to participants ...............           --            --             --           --             --          --
                                                   ------------  ------------   ------------  -----------  -------------  ----------

      Net increase (decrease) in net assets
         resulting from unit transactions .......       90,018            --        870,615       13,510        276,399          --
                                                   ------------  ------------   ------------  -----------  -------------  ----------

      Net increase (decrease) in net assets .....      100,799            --        978,163       15,064        290,472          --


NET ASSETS:
      Beginning of year .........................           --            --         15,064           --             --          --
                                                   ------------  ------------   ------------  -----------  -------------  ----------
      End of year ...............................  $   100,799   $        --    $   993,227   $   15,064   $    290,472   $      --
                                                   ============  ============   ============  ===========  =============  ==========

                       See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
        FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 21, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                     PIONEER PAPP SMALL & MID
  PIONEER PAPP AMERICA-PACIFIC      CAP GROWTH VCT PORTFOLIO -       PIONEER REAL ESTATE SHARES    PIONEER SMALL CAP VALUE VCT
 RIM FUND VCT - CLASS II SHARES           CLASS II SHARES         VCT PORTFOLIO - CLASS II SHARES  PORTFOLIO - CLASS II SHARES
 ------------------------------   ------------------------------  ------------------------------- ------------------------------
      2004            2003             2004           2003             2004           2003             2004           2003
      ----            ----             ----           ----             ----           ----             ----           ----


 $        (340)  $          --    $        (639)  $          --   $       4,523   $          57   $      (2,101)  $         (33)
             9              --               15              --           1,548             (18)          1,174               2

         4,486              --            9,771              --          85,608              --          35,862           1,030
 --------------  --------------   --------------  --------------  --------------  --------------  --------------  --------------


         4,155              --            9,147              --          91,679              39          34,935             999
 --------------  --------------   --------------  --------------  --------------  --------------  --------------  --------------


        65,625              --          104,401              --         298,153             (43)        201,220           6,000

         2,258              --           42,240              --         187,672              --          93,856           3,042
            --              --               --              --             (38)             --             (14)             --
            --              --               --              --          (3,189)             --            (208)             --

           (16)             --               --              --         (11,655)              4         (22,910)            (33)
            --              --               --              --              --              --              --              --
 --------------  --------------   --------------  --------------  --------------  --------------  --------------  --------------


        67,867              --          146,641              --         470,943             (39)        271,944           9,009
 --------------  --------------   --------------  --------------  --------------  --------------  --------------  --------------

        72,022              --          155,788              --         562,622              --         306,879          10,008



            --              --               --              --              --              --          10,008              --
 --------------  --------------   --------------  --------------  --------------  --------------  --------------  --------------
 $      72,022   $          --    $     155,788   $          --   $     562,622   $          --   $     316,887   $      10,008
 ==============  ==============   ==============  ==============  ==============  ==============  ==============  ==============

                       See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
        FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 21, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                   PIONEER SMALL COMPANY VCT    PIONEER STRATEGIC INCOME     PIONEER VALUE VCT
                                                      PORTFOLIO - CLASS II           VCT PORTFOLIO -        PORTFOLIO - CLASS II
                                                             SHARES                  CLASS II SHARES                SHARES
                                                   --------------------------   -------------------------  -------------------------
                                                       2004          2003            2004        2003          2004          2003
                                                       ----          ----            ----        ----          ----          ----
OPERATIONS:
   Net investment income (loss) .................  $      (876)  $        --    $    18,967   $      434   $     (3,380)  $      (1)
   Realized gain (loss) .........................           26            --          7,054        1,438            123          --
   Change in unrealized gain (loss)
      on investments ............................       10,855            --         40,063          422         35,240          14
                                                   ------------  ------------   ------------  -----------  -------------  ----------

   Net increase (decrease) in net assets
      resulting from operations .................       10,005            --         66,084        2,294         31,983          13
                                                   ------------  ------------   ------------  -----------  -------------  ----------

UNIT TRANSACTIONS:
   Participant purchase payments ................       91,249            --        803,415       13,485        288,251       4,148
   Participant transfers from other
      funding options ...........................        7,119            --        465,396        4,608        185,432          --
   Administrative charges .......................           (3)           --            (32)          --            (25)         --
   Contract surrenders ..........................           --            --         (9,426)          --         (5,391)         --
   Participant transfers to other
      funding options ...........................         (567)           --        (44,806)           5        (50,621)         --
   Other payments to participants ...............           --            --        (15,753)          --             --          --
                                                   ------------  ------------   ------------  -----------  -------------  ----------

      Net increase (decrease) in net assets
         resulting from unit transactions .......       97,798            --      1,198,794       18,098        417,646       4,148
                                                   ------------  ------------   ------------  -----------  -------------  ----------

      Net increase (decrease) in net assets .....      107,803            --      1,264,878       20,392        449,629       4,161


NET ASSETS:
      Beginning of year .........................           --            --         20,392           --          4,161          --
                                                   ------------  ------------   ------------  -----------  -------------  ----------
      End of year ...............................  $   107,803   $        --    $ 1,285,270   $   20,392   $    453,790   $   4,161
                                                   ============  ============   ============  ===========  =============  ==========

                       See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
        FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 21, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

     PUTNAM VT INTERNATIONAL        PUTNAM VT SMALL CAP VALUE
  EQUITY FUND - CLASS IB SHARES       FUND - CLASS IB SHARES          ALL CAP FUND - CLASS I         INVESTORS FUND - CLASS I
 ------------------------------   ------------------------------  ------------------------------  ------------------------------
      2004            2003             2004           2003             2004           2003             2004           2003
      ----            ----             ----           ----             ----           ----             ----           ----


 $        (387)  $        (106)   $      (2,167)  $        (249)  $      (3,714)  $         (17)  $         911   $       1,122
           189               5              273           5,556             563              11             163              10

         8,052           2,833           49,033           2,057          23,174           3,407          21,143           6,634
 --------------  --------------   --------------  --------------  --------------  --------------  --------------  --------------


         7,854           2,732           47,139           7,364          20,023           3,401          22,217           7,766
 --------------  --------------   --------------  --------------  --------------  --------------  --------------  --------------


        20,509           3,800          263,021         104,711         338,716          39,044         158,414         112,790

        15,888          21,989           13,296          12,449          50,350          22,954          51,989              --
            (7)             (1)             (14)             --             (26)             --              (4)             --
          (382)             --               --              --          (1,713)             --              --              --

          (145)             --           (1,858)       (100,081)        (31,569)             --              --              --
        (2,650)             --               --              --              --              --              --              --
 --------------  --------------   --------------  --------------  --------------  --------------  --------------  --------------


        33,213          25,788          274,445          17,079         355,758          61,998         210,399         112,790
 --------------  --------------   --------------  --------------  --------------  --------------  --------------  --------------

        41,067          28,520          321,584          24,443         375,781          65,399         232,616         120,556



        28,520              --           24,443              --          65,399              --         120,556              --
 --------------  --------------   --------------  --------------  --------------  --------------  --------------  --------------
 $      69,587   $      28,520    $     346,027   $      24,443   $     441,180   $      65,399   $     353,172   $     120,556
 ==============  ==============   ==============  ==============  ==============  ==============  ==============  ==============

                       See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
        FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 21, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                       LARGE CAP GROWTH            SMALL CAP GROWTH           TOTAL RETURN FUND
                                                        FUND - CLASS I              FUND - CLASS I               -- CLASS II
                                                   --------------------------   -------------------------  -------------------------
                                                       2004          2003            2004        2003          2004          2003
                                                       ----          ----            ----        ----          ----          ----
OPERATIONS:
   Net investment income (loss) .................  $    (4,057)  $      (580)   $    (8,394)  $     (244)  $      2,896   $    (113)
   Realized gain (loss) .........................         (790)           13          1,155            8          7,934         711
   Change in unrealized gain (loss)
      on investments ............................       16,536         8,777         87,070        4,741          9,537       1,762
                                                   ------------  ------------   ------------  -----------  -------------  ----------

   Net increase (decrease) in net assets
      resulting from operations .................       11,689         8,210         79,831        4,505         20,367       2,360
                                                   ------------  ------------   ------------  -----------  -------------  ----------

UNIT TRANSACTIONS:
   Participant purchase payments ................      223,585       163,291        566,482      101,174        231,132       7,071
   Participant transfers from other
      funding options ...........................       84,690            --         45,387        2,366        148,324      38,102
   Administrative charges .......................          (12)           --            (45)          --            (17)         --
   Contract surrenders ..........................       (3,500)           --         (8,731)          (6)        (3,978)         --
   Participant transfers to other
      funding options ...........................      (19,463)           --        (31,360)          --            (88)         --
   Other payments to participants ...............           --            --             --           --             --          --
                                                   ------------  ------------   ------------  -----------  -------------  ----------

      Net increase (decrease) in net assets
         resulting from unit transactions .......      285,300       163,291        571,733      103,534        375,373      45,173
                                                   ------------  ------------   ------------  -----------  -------------  ----------

      Net increase (decrease) in net assets .....      296,989       171,501        651,564      108,039        395,740      47,533


NET ASSETS:
      Beginning of year .........................      171,501            --        108,039           --         47,533          --
                                                   ------------  ------------   ------------  -----------  -------------  ----------
      End of year ...............................  $   468,490   $   171,501    $   759,603   $  108,039   $    443,273   $  47,533
                                                   ============  ============   ============  ===========  =============  ==========

                       See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
        FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 21, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

     CONVERTIBLE SECURITIES           DISCIPLINED MID CAP
           PORTFOLIO                    STOCK PORTFOLIO              EQUITY INCOME PORTFOLIO      FEDERATED HIGH YIELD PORTFOLIO
 ------------------------------   ------------------------------  ------------------------------  ------------------------------
      2004            2003             2004           2003             2004           2003             2004           2003
      ----            ----             ----           ----             ----           ----             ----           ----


 $       2,986   $         221    $      (1,436)  $          48   $       3,045    $        212   $      26,860    $      5,139
           614               2           12,227               1          31,446              24             278               5

         2,742             490           24,070             776          33,881           9,908             709          (2,723)
 --------------  --------------   --------------  --------------  --------------  --------------  --------------  --------------


         6,342             713           34,861             825          68,372          10,144          27,847           2,421
 --------------  --------------   --------------  --------------  --------------  --------------  --------------  --------------


        96,593          12,646          321,028          35,408         667,987         108,688         272,837          24,522

        90,988              --           35,545           4,760          43,686             845          97,603          54,710
            (8)             (1)             (21)             (1)            (20)             --             (11)             --
            --              --           (8,534)             --         (11,794)             --          (6,426)             --

          (581)             --             (778)             --          (4,788)             --          (1,066)             --
            --              --               --              --              --              --          (2,496)             --
 --------------  --------------   --------------  --------------  --------------  --------------  --------------  --------------


       186,992          12,645          347,240          40,167         695,071         109,533         360,441          79,232
 --------------  --------------   --------------  --------------  --------------  --------------  --------------  --------------

       193,334          13,358          382,101          40,992         763,443         119,677         388,288          81,653



        13,358              --           40,992              --         119,677              --          81,653              --
 --------------  --------------   --------------  --------------  --------------  --------------  --------------  --------------
 $     206,692   $      13,358    $     423,093   $      40,992   $     883,120   $     119,677   $     469,941   $      81,653
 ==============  ==============   ==============  ==============  ==============  ==============  ==============  ==============

                       See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
        FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 21, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                                                                             LAZARD INTERNATIONAL
                                                    FEDERATED STOCK PORTFOLIO      LARGE CAP PORTFOLIO           STOCK PORTFOLIO
                                                   --------------------------   -------------------------  -------------------------
                                                       2004          2003            2004        2003          2004          2003
                                                       ----          ----            ----        ----          ----          ----
OPERATIONS:
   Net investment income (loss) .................  $       874   $       176    $    (2,740)  $      (13)  $      1,651   $     215
   Realized gain (loss) .........................          226             5            818            7            306           6
   Change in unrealized gain (loss)
      on investments ............................       10,051         2,282         27,895        7,985         26,645       1,528
                                                   ------------  ------------   ------------  -----------  -------------  ----------

   Net increase (decrease) in net assets
      resulting from operations .................       11,151         2,463         25,973        7,979         28,602       1,749
                                                   ------------  ------------   ------------  -----------  -------------  ----------

UNIT TRANSACTIONS:
   Participant purchase payments ................      146,802         2,440        225,578      100,814        172,630      17,559
   Participant transfers from other
      funding options ...........................        9,665        20,295         82,322       57,340         30,272          --
   Administrative charges .......................           (4)           --            (13)          --            (11)         --
   Contract surrenders ..........................           --            --         (2,092)          (6)        (1,038)         --
   Participant transfers to other
      funding options ...........................         (264)           --             --           --           (326)         --
   Other payments to participants ...............           --            --             --           --             --          --
                                                   ------------  ------------   ------------  -----------  -------------  ----------

      Net increase (decrease) in net assets
         resulting from unit transactions .......      156,199        22,735        305,795      158,148        201,527      17,559
                                                   ------------  ------------   ------------  -----------  -------------  ----------

      Net increase (decrease) in net assets .....      167,350        25,198        331,768      166,127        230,129      19,308


NET ASSETS:
      Beginning of year .........................       25,198            --        166,127           --         19,308          --
                                                   ------------  ------------   ------------  -----------  -------------  ---------
      End of year ...............................  $   192,548   $    25,198    $   497,895   $  166,127   $    249,437   $  19,308
                                                   ============  ============   ============  ===========  =============  ==========

                       See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
        FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 21, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

    MERRILL LYNCH LARGE CAP
       CORE PORTFOLIO              MFS EMERGING GROWTH PORTFOLIO   MFS MID CAP GROWTH PORTFOLIO         MFS VALUE PORTFOLIO
 ------------------------------   ------------------------------  ------------------------------  ------------------------------
      2004            2003             2004           2003             2004           2003             2004           2003
      ----            ----             ----           ----             ----           ----             ----           ----


 $      (1,525)  $         (36)   $        (585)  $          (4)  $      (2,443)  $        (281)  $          97   $          --
         1,734               5               92              --              38              11             137              --

        58,056           1,726           11,827              52          21,411           3,641           1,193              --
 --------------  --------------   --------------  --------------  --------------  --------------  --------------  --------------


        58,265           1,695           11,334              48          19,006           3,371           1,427              --
 --------------  --------------   --------------  --------------  --------------  --------------  --------------  --------------


       338,193          23,401           73,519           3,000         102,554          25,306          28,155              --

        49,651              --            2,508              --          39,778          24,898              --              --
           (12)             --               (1)             --              (7)             --              --              --
        (1,648)             --               --              --          (1,087)             --              --              --

            --              --               --              --          (1,804)             --              --              --
            --              --               --              --              --              --              --              --
 --------------  --------------   --------------  --------------  --------------  --------------  --------------  --------------


       386,184          23,401           76,026           3,000         139,434          50,204          28,155              --
 --------------  --------------   --------------  --------------  --------------  --------------  --------------  --------------

       444,449          25,096           87,360           3,048         158,440          53,575          29,582              --



        25,096              --            3,048              --          53,575              --              --              --
 --------------  --------------   --------------  --------------  --------------  --------------  --------------  --------------
 $     469,545   $      25,096    $      90,408   $       3,048   $     212,015   $      53,575   $      29,582   $          --
 ==============  ==============   ==============  ==============  ==============  ==============  ==============  ==============

                       See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
        FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 21, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                                                 SOCIAL AWARENESS STOCK     TRAVELERS QUALITY BOND
                                                     PIONEER FUND PORTFOLIO             PORTFOLIO                  PORTFOLIO
                                                   --------------------------   -------------------------  -------------------------
                                                       2004          2003            2004        2003          2004          2003
                                                       ----          ----            ----        ----          ----          ----
OPERATIONS:
   Net investment income (loss) .................  $       (91)  $        --    $        17   $       --   $     30,507   $     956
   Realized gain (loss) .........................       (1,103)           --              2           --            583           1
   Change in unrealized gain (loss)
      on investments ............................        1,310            --            823           --        (26,652)       (735)
                                                   ------------  ------------   ------------  -----------  -------------  ----------

   Net increase (decrease) in net assets
      resulting from operations .................          116            --            842           --          4,438         222
                                                   ------------  ------------   ------------  -----------  -------------  ----------

UNIT TRANSACTIONS:
   Participant purchase payments ................       23,210            --          6,422           --        593,786      22,645
   Participant transfers from other
      funding options ...........................           96            --             --           --        272,227       4,868
   Administrative charges .......................           --            --             --           --            (18)         --
   Contract surrenders ..........................          (13)           --             --           --        (25,639)         --
   Participant transfers to other
      funding options ...........................       (2,560)           --             --           --        (46,276)         --
   Other payments to participants ...............           --            --             --           --             --          --
                                                   ------------  ------------   ------------  -----------  -------------  ----------

      Net increase (decrease) in net assets
         resulting from unit transactions .......       20,733            --          6,422           --        794,080      27,513
                                                   ------------  ------------   ------------  -----------  -------------  ----------

      Net increase (decrease) in net assets .....       20,849            --          7,264           --        798,518      27,735


NET ASSETS:
      Beginning of year .........................           --            --             --           --         27,735          --
                                                   ------------  ------------   ------------  -----------  -------------  ----------
      End of year ...............................  $    20,849   $        --    $     7,264   $       --   $    826,253   $  27,735
                                                   ============  ============   ============  ===========  =============  ==========

                       See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
        FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 21, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

   U.S. GOVERNMENT SECURITIES       AIM CAPITAL APPRECIATION                                         PIONEER STRATEGIC INCOME
           PORTFOLIO                        PORTFOLIO               MFS TOTAL RETURN PORTFOLIO               PORTFOLIO
 ------------------------------   ------------------------------  ------------------------------  ------------------------------
      2004            2003             2004           2003             2004           2003             2004           2003
      ----            ----             ----           ----             ----           ----             ----           ----


 $       6,224   $          --    $        (516)  $         (15)  $      26,447   $       6,808   $      21,634   $          --
            18              --              699              --          49,775              16             537              --

        (5,700)             --            2,055             309          50,628           9,207         (14,177)             --
 --------------  --------------   --------------  --------------  --------------  --------------  --------------  --------------


           542              --            2,238             294         126,850          16,031           7,994              --
 --------------  --------------   --------------  --------------  --------------  --------------  --------------  --------------


       143,793              --           38,062          12,042         837,658         287,162         343,125              --

        10,126              --            2,076              --         481,142          77,102          15,532              --
            --              --               (2)             --            (102)             (2)             --              --
            --              --               --              --         (12,996)             (6)           (949)             --

        (3,051)             --           (9,927)             --         (19,432)             --             (13)             --
            --              --               --              --            (156)             --              --              --
 --------------  --------------   --------------  --------------  --------------  --------------  --------------  --------------


       150,868              --           30,209          12,042       1,286,114         364,256         357,695              --
 --------------  --------------   --------------  --------------  --------------  --------------  --------------  --------------

       151,410              --           32,447          12,336       1,412,964         380,287         365,689              --



            --              --           12,336              --         380,287              --              --              --
 --------------  --------------   --------------  --------------  --------------  --------------  --------------  --------------
 $     151,410   $          --    $      44,783   $      12,336   $   1,793,251   $     380,287   $     365,689   $          --
 ==============  ==============   ==============  ==============  ==============  ==============  ==============  ==============

                       See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
        FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 21, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                   SB ADJUSTABLE RATE INCOME        STRATEGIC EQUITY        COMSTOCK PORTFOLIO -
                                                   PORTFOLIO - CLASS I SHARES           PORTFOLIO             CLASS II SHARES
                                                   --------------------------   -------------------------  -------------------------
                                                       2004          2003            2004        2003          2004          2003
                                                       ----          ----            ----        ----          ----          ----
OPERATIONS:
   Net investment income (loss) .................  $       (32)  $        10    $       (99)  $     (285)  $     (3,912)  $    (598)
   Realized gain (loss) .........................          375            --             90           11            664          22
   Change in unrealized gain (loss)
      on investments ............................         (323)           (8)         4,856        3,928         54,553      10,042
                                                   ------------  ------------   ------------  -----------  -------------  ----------

   Net increase (decrease) in net assets
      resulting from operations .................           20             2          4,847        3,654         51,305       9,466
                                                   ------------  ------------   ------------  -----------  -------------  ----------

UNIT TRANSACTIONS:
   Participant purchase payments ................      102,381         3,833          5,036       37,480        357,800      44,956
   Participant transfers from other
      funding options ...........................        4,809            --         12,728           --         32,434      46,995
   Administrative charges .......................           (5)           --             --           --            (11)         --
   Contract surrenders ..........................           --            --             --           --         (7,174)         (6)
   Participant transfers to other
      funding options ...........................      (51,306)           --             --           --         (2,368)         --
   Other payments to participants ...............           --            --             --           --             --          --
                                                   ------------  ------------   ------------  -----------  -------------  ----------

      Net increase (decrease) in net assets
         resulting from unit transactions .......       55,879         3,833         17,764       37,480        380,681      91,945
                                                   ------------  ------------   ------------  -----------  -------------  ----------

      Net increase (decrease) in net assets .....       55,899         3,835         22,611       41,134        431,986     101,411


NET ASSETS:
      Beginning of year .........................        3,835            --         41,134           --        101,411          --
                                                   ------------  ------------   ------------  -----------  -------------  ----------
      End of year ...............................  $    59,734   $     3,835    $    63,745   $   41,134   $    533,397   $ 101,411
                                                   ============  ============   ============  ===========  =============  ==========

                       See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
        FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 21, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

     ENTERPRISE PORTFOLIO -        CONTRAFUND(R) PORTFOLIO -      DYNAMIC CAPITAL APPRECIATION         MID CAP PORTFOLIO -
        CLASS II SHARES                  SERVICE CLASS 2           PORTFOLIO - SERVICE CLASS 2           SERVICE CLASS 2
 ------------------------------   ------------------------------  ------------------------------  ------------------------------
      2004            2003             2004           2003             2004           2003             2004           2003
      ----            ----             ----           ----             ----           ----             ----           ----


 $        (420)  $          --    $      (7,935)  $        (724)  $      (2,169)  $        (343)  $      (8,090)  $        (359)
           (18)             --              532              33             (17)             (1)          1,707              21

           615              --           88,700          11,932           4,858           3,089         151,986           8,159
 --------------  --------------   --------------  --------------  --------------  --------------  --------------  --------------


           177              --           81,297          11,241           2,672           2,745         145,603           7,821
 --------------  --------------   --------------  --------------  --------------  --------------  --------------  --------------


        27,856              --          524,462         117,279          48,741          87,245         648,687          61,530

            --              --           72,102          44,475              --              --         190,697          42,284
            --              --              (41)             (2)             (5)             (1)            (33)             --
            --              --           (1,514)             (6)             --              --              --              --

            --              --           (1,148)             --              --              --          (2,592)             --
            --              --            5,965              --              --              --              --              --
 --------------  --------------   --------------  --------------  --------------  --------------  --------------  --------------


        27,856              --          599,826         161,746          48,736          87,244         836,759         103,814
 --------------  --------------   --------------  --------------  --------------  --------------  --------------  --------------

        28,033              --          681,123         172,987          51,408          89,989         982,362         111,635



            --              --          172,987              --          89,989              --         111,635              --
 --------------  --------------   --------------  --------------  --------------  --------------  --------------  --------------
 $      28,033   $          --    $     854,110   $     172,987   $     141,397   $      89,989   $   1,093,997   $     111,635
 ==============  ==============   ==============  ==============  ==============  ==============  ==============  ==============

                       See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
        FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 21, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                              COMBINED
                                                 -------------------------------
                                                     2004             2003
                                                     ----             ----
OPERATIONS:
   Net investment income (loss) ...............  $     (28,971)   $       7,254
   Realized gain (loss) .......................        409,499           15,118
   Change in unrealized gain (loss)
      on investments ..........................      3,902,071          532,034
                                                 --------------   --------------

   Net increase (decrease) in net assets
      resulting from operations ...............      4,282,599          554,406
                                                 --------------   --------------

UNIT TRANSACTIONS:
   Participant purchase payments ..............     37,155,408        5,149,171
   Participant transfers from other
      funding options .........................     10,045,424        2,774,526
   Administrative charges .....................         (1,427)             (22)
   Contract surrenders ........................       (396,965)          (8,886)
   Participant transfers to other
      funding options .........................     (2,049,662)        (123,711)
   Other payments to participants .............       (222,804)              --
                                                 --------------   --------------

      Net increase (decrease) in net assets
         resulting from unit transactions .....     44,529,974        7,791,078
                                                 --------------   --------------

      Net increase (decrease) in net assets ...     48,812,573        8,345,484


NET ASSETS:
      Beginning of year .......................      8,345,484               --
                                                 --------------   --------------
      End of year .............................  $  57,158,057    $   8,345,484
                                                 ==============   ==============

                       See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES

TIC Separate Account Thirteen for Variable Annuities ("Separate Account Thirteen") is a separate account of The Travelers Insurance Company ("The Company"), an indirect wholly owned subsidiary of Citigroup Inc., and is available for funding certain variable annuity contracts issued by The Company. Separate Account Thirteen is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Separate Account Thirteen includes the Pioneer AnnuiStar Value, Pioneer AnnuiStar, and Porfolio Architect II products.

Participant purchase payments applied to Separate Account Thirteen are invested in one or more sub-accounts in accordance with the selection made by the contract owner. As of December 31, 2004, the investments comprising Separate Account Thirteen were:

   Capital Appreciation Fund, Massachusetts business trust, Affiliate of The Company
   High Yield Bond Trust, Massachusetts business trust, Affiliate of The Company Managed Assets Trust, Massachusetts business trust, Affiliate of The Company Money Market Portfolio, Massachusetts business trust, Affiliate of The Company
   AIM Variable Insurance Funds, Inc., Delaware business trust
      AIM V.I. Capital Appreciation Fund - Series II
      AIM V.I. Mid Cap Core Equity Fund - Series II
   AllianceBernstein Variable Product Series Fund, Inc., Maryland business trust
      AllianceBernstein Premier Growth Portfolio - Class B
   American Funds Insurance Series, Massachusetts business trust
      Global Growth Fund - Class 2 Shares
      Growth Fund - Class 2 Shares
      Growth-Income Fund - Class 2 Shares
   Delaware VIP Trust, Maryland business trust
      Delaware VIP REIT Series - Standard Class
   Dreyfus Variable Investment Fund, Maryland business trust
      Dreyfus Variable Investment Fund - Appreciation Portfolio - Initial Shares Dreyfus Variable Investment Fund - Developing Leaders Portfolio - Initial Shares
   Franklin Templeton Variable Insurance Products Trust, Massachusetts business trust
      Franklin Rising Dividends Securities Fund - Class 2 Shares
      Franklin Small Cap Fund - Class 2 Shares
      Mutual Shares Securities Fund - Class 2 Shares
      Templeton Developing Markets Securities Fund - Class 2 Shares
      Templeton Foreign Securities Fund - Class 2 Shares
      Templeton Growth Securities Fund - Class 2 Shares
   Greenwich Street Series Fund, Massachusetts business trust, Affiliate of
   The Company
      Equity Index Portfolio - Class II Shares
      Salomon Brothers Variable Aggressive Growth Fund - Class I Shares (Formerly Salomon Brothers Variable Emerging Growth Fund - Class I Shares) Salomon Brothers Variable Aggressive Growth Fund - Class II Shares (Formerly Salomon Brothers Variable Emerging Growth Fund - Class II Shares)
      Salomon Brothers Variable Growth & Income Fund - Class I Shares
   Janus Aspen Series, Delaware business trust
      Balanced Portfolio - Service Shares
      Global Life Sciences Portfolio - Service Shares
      Global Technology Portfolio - Service Shares
      Worldwide Growth Portfolio - Service Shares
   Lazard Retirement Series, Inc., Massachusetts business trust
      Lazard Retirement Small Cap Portfolio
   Lord Abbett Series Fund, Inc., Maryland business trust
      Growth and Income Portfolio
      Mid-Cap Value Portfolio

   Merrill Lynch Variable Series Funds, Inc., Maryland business trust
      Merrill Lynch Global Allocation V.I. Fund - Class III
      Merrill Lynch Value Opportunities V.I. Fund - Class III (Formerly Merrill Lynch Small Cap Value V.I. Fund - Class III)
   Oppenheimer Variable Account Funds, Massachusetts business trust
      Oppenheimer Capital Appreciation Fund/VA - Service Shares
      Oppenheimer Global Securities Fund/VA - Service Shares
      Oppenheimer Main Street Fund/VA - Service Shares
   PIMCO Variable Insurance Trust, Massachusetts business trust
      Real Return Portfolio - Administrative Class
      Total Return Portfolio - Administrative Class
   PioneerVariable Contracts Trust, Massachusetts business trust
      Pioneer America Income VCT Portfolio - Class II Shares
      Pioneer Balanced VCT Portfolio - Class II Shares
      Pioneer Emerging Markets VCT Portfolio - Class II Shares
      Pioneer Equity Income VCT Portfolio - Class II Shares
      Pioneer Europe VCT Portfolio - Class II Shares
      Pioneer Fund VCT Portfolio - Class II Shares
      Pioneer Growth Shares VCT Portfolio - Class II Shares
      Pioneer High Yield VCT Portfolio - Class II Shares
      Pioneer International Value VCT Portfolio - Class II Shares
      Pioneer Mid Cap Value VCT Portfolio - Class II Shares
      Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class II Shares Pioneer Papp America-Pacific Rim Fund VCT - Class II Shares
      Pioneer Papp Small & Mid Cap Growth VCT Portfolio - Class II Shares Pioneer Real Estate Shares VCT Portfolio - Class II Shares
      Pioneer Small Cap Value VCT Portfolio - Class II Shares
      Pioneer Small Company VCT Portfolio - Class II Shares
      Pioneer Strategic Income VCT Portfolio - Class II Shares
      Pioneer Value VCT Portfolio - Class II Shares
   Putnam Variable Trust, Massachusetts business trust
      Putnam VT International Equity Fund - Class IB Shares
      Putnam VT Small Cap Value Fund - Class IB Shares
   Salomon Brothers Variable Series Funds Inc., Maryland business trust, Affiliate of The Company
      All Cap Fund - Class I
      Investors Fund - Class I
      Large Cap Growth Fund - Class I
      Small Cap Growth Fund - Class I
      Total Return Fund - Class II
   The Travelers Series Trust, Massachusetts business trust, Affiliate of The Company
      Convertible Securities Portfolio
      Disciplined Mid Cap Stock Portfolio
      Equity Income Portfolio
      Federated High Yield Portfolio
      Federated Stock Portfolio
      Large Cap Portfolio
      Lazard International Stock Portfolio
      Merrill Lynch Large Cap Core Portfolio
      MFS Emerging Growth Portfolio
      MFS Mid Cap Growth Portfolio
      MFS Value Portfolio
      Pioneer Fund Portfolio
      Social Awareness Stock Portfolio
      Travelers Quality Bond Portfolio
      U.S. Government Securities Portfolio

   Travelers Series Fund Inc., Maryland business trust, Affiliate of The Company
      AIM Capital Appreciation Portfolio
      MFS Total Return Portfolio
      Pioneer Strategic Income Portfolio
      SB Adjustable Rate Income Portfolio - Class I Shares
      Strategic Equity Portfolio
   Van Kampen Life Investment Trust, Delaware business trust
      Comstock Portfolio - Class II Shares
      Enterprise Portfolio - Class II Shares
   Variable Insurance Products Fund II, Massachusetts business trust
      Contrafund(R) Portfolio - Service Class 2
   Variable Insurance Products Fund III, Massachusetts business trust
      Dynamic Capital Appreciation Portfolio - Service Class 2
      Mid Cap Portfolio - Service Class 2

Not all funds may be available in all states or to all contract owners.

The following is a summary of significant accounting policies consistently followed by Separate Account Thirteen in the preparation of its financial statements.

SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Income from dividends and realized gain (loss) distributions, are recorded on the ex-distribution ate.

FEDERAL INCOME TAXES. The operations of Separate Account Thirteen form a part of the total operations of The Company and are not taxed separately. The Company is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Separate Account Thirteen. Separate Account Thirteen is not taxed as a "regulated investment company" under Subchapter M of the Code.

FINANCIAL HIGHLIGHTS. Separate Account Thirteen adopted the financial highlights disclosure recommended by the American Institute of Certified Public Accountants Audit Guide ("AICPA Guide") for Investment Companies. The AICPA Guide allows for the prospective application of this disclosure, which will ultimately display a five year period. It is comprised of the units, unit values, investment income ratio, expense ratios and total returns for each sub-account. Since each sub-account offers multiple contract charges, certain information is provided in the form of a range. The range information may reflect varying time periods if assets did not exist with all contract charge options of the sub-account for the entire year.

OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.  INVESTMENTS

The aggregate costs of purchases and proceeds from sales of investments were $49,402,695 and $4,578,198 respectively, for the year ended December 31, 2004. Realized gains and losses from investment transactions are reported on an average cost basis. The cost of investments in eligible funds was $52,722,611 at December 31, 2004. Gross unrealized appreciation for all investments at December 31, 2004 was $4,581,034. Gross unrealized depreciation for all investments at December 31, 2004 was $146,933.

3.  CONTRACT CHARGES

The asset-based charges listed below are deducted, as appropriate, each business day and are assessed through the calculation of accumulation and annuity unit values;

 - Mortality  and  Expense  Risks  assumed  by The  Company  (M&E)
 - Administrative  fees  paid  for  administrative   expenses  (ADM)
 - Enhanced Stepped-up  Provision,  if elected by the contract owner (E.S.P.)
 - Guaranteed Minimum Withdrawal Benefit, if  elected by the contract owner
   (GMWB)
 - Guaranteed Minimum Accumulation  Benefit, if elected by the contract owner
   (GMAB)

Below is a table displaying separate account charges with their associated products offered in this Separate Account for each funding option. The table displays the following death benefit (Dth Ben) designations; Standard (S), Enhanced (E), Roll up (R) , and Step up (SU).

-----------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT                          THIRTEEN
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                      Asset-based Charges
                                                                      -------------------------------------------------------------
                                                                                             Optional Features
     Separate Account Charge (1)    Dth                                                    -----------------------------    Total
      (as identified in Note 5)     Ben   Product                        M&E        ADM        E.S.P.     GMWB    GMAB     Charge
-----------------------------------------------------------------------------------------------------------------------------------

Separate Account Charge 1.45%        S    Portfolio Architect II        1.30%      0.15%                                   1.45%

Separate Account Charge 1.50%        S    Pioneer AnnuiStar Value       1.35%      0.15%                                   1.50%

Separate Account Charge 1.55%        S    Pioneer AnnuiStar             1.40%      0.15%                                   1.55%
                                     SU   Portfolio Architect II        1.40%      0.15%                                   1.55%

Separate Account Charge 1.65%        S    Portfolio Architect II        1.30%      0.15%       0.20%                       1.65%

Separate Account Charge 1.70%        S    Pioneer AnnuiStar Value       1.35%      0.15%       0.20%                       1.70%

Separate Account Charge 1.75%        E    Pioneer AnnuiStar             1.60%      0.15%                                   1.75%
                                     E    Pioneer AnnuiStar Value       1.60%      0.15%                                   1.75%
                                     R    Portfolio Architect II        1.60%      0.15%                                   1.75%
                                     S    Pioneer AnnuiStar             1.40%      0.15%       0.20%                       1.75%
                                     SU   Portfolio Architect II        1.40%      0.15%       0.20%                       1.75%

Separate Account Charge 1.85%        S    Portfolio Architect II        1.30%      0.15%                 0.40%             1.85%

Separate Account Charge 1.90%        S    Pioneer AnnuiStar Value       1.35%      0.15%                 0.40%             1.90%

Separate Account Charge 1.95%        S    Pioneer AnnuiStar             1.40%      0.15%                 0.40%             1.95%
                                     S    Portfolio Architect II        1.30%      0.15%                         0.50%     1.95%
                                     SU   Portfolio Architect II        1.40%      0.15%                 0.40%             1.95%
                                     E    Pioneer AnnuiStar             1.60%      0.15%       0.20%                       1.95%
                                     E    Pioneer AnnuiStar Value       1.60%      0.15%       0.20%                       1.95%
                                     R    Portfolio Architect II        1.60%      0.15%       0.20%                       1.95%

Separate Account Charge 2.00%        S    Pioneer AnnuiStar Value       1.35%      0.15%                         0.50%     2.00%

Separate Account Charge 2.05%        S    Pioneer AnnuiStar             1.40%      0.15%                         0.50%     2.05%
                                     S    Portfolio Architect II        1.30%      0.15%       0.20%     0.40%             2.05%

Separate Account Charge 2.10%        S    Pioneer AnnuiStar Value       1.35%      0.15%       0.20%     0.40%             2.10%

Separate Account Charge 2.15%        S    Pioneer AnnuiStar             1.40%      0.15%       0.20%     0.40%             2.15%
                                     S    Portfolio Architect II        1.30%      0.15%       0.20%             0.50%     2.15%

-----------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT                          THIRTEEN
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                      Asset-based Charges
                                                                      -------------------------------------------------------------
                                                                                             Optional Features
     Separate Account Charge (1)    Dth                                                    -----------------------------    Total
      (as identified in Note 5)     Ben   Product                        M&E        ADM        E.S.P.     GMWB    GMAB     Charge
-----------------------------------------------------------------------------------------------------------------------------------

                                     SU   Portfolio Architect II        1.40%      0.15%       0.20%     0.40%             2.15%
                                     E    Pioneer AnnuiStar             1.60%      0.15%                 0.40%             2.15%
                                     E    Pioneer AnnuiStar Value       1.60%      0.15%                 0.40%             2.15%
                                     R    Portfolio Architect II        1.60%      0.15%                 0.40%             2.15%

Separate Account Charge 2.20%        S    Pioneer AnnuiStar Value       1.35%      0.15%       0.20%             0.50%     2.20%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT                          THIRTEEN
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                      Asset-based Charges
                                                                      -------------------------------------------------------------
                                                                                             Optional Features
     Separate Account Charge (1)    Dth                                                    -----------------------------    Total
      (as identified in Note 5)     Ben   Product                        M&E        ADM        E.S.P.     GMWB    GMAB     Charge
-----------------------------------------------------------------------------------------------------------------------------------


Separate Account Charge 2.25%        S    Pioneer AnnuiStar             1.40%      0.15%     0.20%               0.50%      2.25%
                                     E    Pioneer AnnuiStar             1.60%      0.15%                         0.50%      2.25%
                                     E    Pioneer AnnuiStar Value       1.60%      0.15%                         0.50%      2.25%
                                     SU   Portfolio Architect II        1.40%      0.15%     0.20%               0.50%      2.25%
                                     R    Portfolio Architect II        1.60%      0.15%                         0.50%      2.25%



Separate Account Charge 2.35%        E    Pioneer AnnuiStar             1.60%      0.15%     0.20%       0.40%              2.35%
                                     E    Pioneer AnnuiStar Value       1.60%      0.15%     0.20%       0.40%              2.35%
                                     R    Portfolio Architect II        1.60%      0.15%     0.20%       0.40%              2.35%

Separate Account Charge 2.45%        E    Pioneer AnnuiStar             1.60%      0.15%     0.20%               0.50%      2.45%
                                     E    Pioneer AnnuiStar Value       1.60%      0.15%     0.20%               0.50%      2.45%
                                     R    Portfolio Architect II        1.60%      0.15%     0.20%               0.50%      2.45%
------------------------------------------------------------------------------------------------------------------------------------

(1) Certain accumulation and annuity unit values displayed in Note 5 may not be available through certain sub-accounts. If a unit value has no assets and units across all sub-accounts within the Separate Account, it will not be displayed in Note 5.
--------------------------------------------------------------------------------

For Contracts in the accumulation phase with a value of less than $40,000, an annual charge of $30 is assessed through the redemption of units and paid to The Company to cover administrative charges.

A withdrawal charge will be applied to withdrawals from the contract and will be calculated as a percentage of the purchase payments and any purchase payment credits withdrawn as listed directly below.

------------------------------------------------------------------------------------------------------
Product                                 Withdrawal Charges (as a percentage of the amount withdrawn)
------------------------------------------------------------------------------------------------------

Pioneer Annuistar                       Up to 6% decreasing to 0% in years 8 and later
Pioneer Annuistar Value                 Up to 6% decreasing to 0% in years 8 and later
Portfolio Architect II                  Up to 6% decreasing to 0% in years 7and later
------------------------------------------------------------------------------------------------------

Contract  withdrawal  charges were $1,607 and $477 for the years ended  December
31, 2004 and 2003 respectively. These charges are included in contract surrenders on the Statement of Changes in Net Assets.

In the annuity phase, if the Variable Liquidity Benefit is selected, there is a surrender charge associated with the amounts withdrawn. The maximun charge, applied to the amount withdrawn, is 6% decreasing to 0% in years seven and later and assessed through the redemption of units.

For a full explanation of product charges and associated product features and benefits please refer to your product prospectus.

4.  SUBSEQUENT EVENT NOTE

On January 31, 2005, Citigroup Inc. ("Citigroup") announced that it had agreed to sell The Travelers Insurance Company ("TIC"), The Travelers Life and Annuity Company, Citicorp Life Insurance Company, First Citicorp Life Insurance Company, Citicorp International Life Insurance Company, The Travelers Life and Annuity Reinsurance Company, and certain other domestic and international insurance businesses (the "Life Insurance and Annuity Businesses") to MetLife, Inc. ("MetLife") pursuant to an Acquisition Agreement (the "Agreement"). The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Citigroup currently anticipates that the intended sale would be closed this summer.

The transaction contemplates that TIC's Primerica Life segment and certain other assets will remain with Citigroup. Accordingly, prior to the closing, TIC will distribute to its parent company by way of dividend (i) all of the outstanding shares of common stock of the Company's 100% owned subsidiary, Primerica Life Insurance Company ("Primerica Life"), (ii) all shares of Citigroup's Series YYY and Series YY preferred stock held by the Company and (iii) certain other assets, including certain assets and liabilities related to the Company's share of the non-qualified pension plan, and post retirement benefits related to inactive employees of the former Travelers Insurance entities, assumed during Citigroup's 2002 spin-off of the Travelers Property Casualty operations (collectively, the "Dispositions"). The Dispositions require certain regulatory approvals.

Subject to closing adjustments described in the Agreement, the contemplated sale price would be $11.5 billion. In connection with the consummation of the sale of the Life Insurance and Annuity Business, Citigroup and MetLife will also enter into multi-year distribution agreements.

5. NET CONTRACT OWNERS' EQUITY

                                                                                          DECEMBER 31, 2004
                                                                       -----------------------------------------------------
                                                                       ACCUMULATION            UNIT
                                                                           UNITS               VALUE            NET ASSETS
                                                                       --------------      -------------      --------------
Capital Appreciation Fund
   Separate Account Charges 1.45% ...................................          8,905         $    1.434         $    12,773
   Separate Account Charges 1.50% ...................................             --              1.295                  --
   Separate Account Charges 1.55% ...................................         15,911              1.432              22,784
   Separate Account Charges 1.65% ...................................             --              1.429                  --
   Separate Account Charges 1.75% ...................................             --              1.427                  --
   Separate Account Charges 1.85% ...................................         25,833              1.425              36,805
   Separate Account Charges 1.90% ...................................             --              1.288                  --
   Separate Account Charges 1.95% ...................................         46,310              1.422              65,868
   Separate Account Charges 2.05% ...................................             --              1.420                  --
   Separate Account Charges 2.10% ...................................             --              1.285                  --
   Separate Account Charges 2.15% ...................................          8,665              1.418              12,283
   Separate Account Charges 2.25% ...................................             --              1.170                  --
   Separate Account Charges 2.35% ...................................             --              1.413                  --

High Yield Bond Trust
   Separate Account Charges 1.45% ...................................         40,139              1.064              42,697
   Separate Account Charges 1.50% ...................................             --              1.063                  --
   Separate Account Charges 1.55% ...................................             --              1.063                  --
   Separate Account Charges 1.65% ...................................             --              1.062                  --
   Separate Account Charges 1.75% ...................................             --              1.062                  --
   Separate Account Charges 1.85% ...................................        170,089              1.061             180,436
   Separate Account Charges 1.90% ...................................             --              1.060                  --
   Separate Account Charges 1.95% ...................................         24,059              1.060              25,506
   Separate Account Charges 2.05% ...................................          3,808              1.059               4,034
   Separate Account Charges 2.10% ...................................             --              1.059                  --
   Separate Account Charges 2.15% ...................................          2,870              1.059               3,038
   Separate Account Charges 2.25% ...................................             --              1.076                  --
   Separate Account Charges 2.35% ...................................             --              1.057                  --

Managed Assets Trust
   Separate Account Charges 1.45% ...................................         22,944              1.062              24,367
   Separate Account Charges 1.50% ...................................             --              1.062                  --
   Separate Account Charges 1.55% ...................................             --              1.061                  --
   Separate Account Charges 1.65% ...................................             --              1.061                  --
   Separate Account Charges 1.75% ...................................             --              1.060                  --
   Separate Account Charges 1.85% ...................................        109,870              1.059             116,365
   Separate Account Charges 1.90% ...................................             --              1.059                  --
   Separate Account Charges 1.95% ...................................          3,257              1.058               3,447
   Separate Account Charges 2.05% ...................................             --              1.058                  --
   Separate Account Charges 2.10% ...................................             --              1.057                  --
   Separate Account Charges 2.15% ...................................             --              1.057                  --
   Separate Account Charges 2.25% ...................................             --              1.072                  --
   Separate Account Charges 2.35% ...................................             --              1.056                  --

                                                                                          DECEMBER 31, 2004
                                                                       -----------------------------------------------------
                                                                       ACCUMULATION            UNIT
                                                                           UNITS               VALUE            NET ASSETS
                                                                       --------------      -------------      --------------
Money Market Portfolio
    Separate Account Charges 1.45% ..................................       208,200          $    0.991         $    206,275
    Separate Account Charges 1.50% ..................................        17,295               0.993               17,169
    Separate Account Charges 1.55% ..................................        55,015               0.989               54,416
    Separate Account Charges 1.65% ..................................            --               0.987                   --
    Separate Account Charges 1.75% ..................................        19,865               0.986               19,582
    Separate Account Charges 1.85% ..................................        36,219               0.984               35,645
    Separate Account Charges 1.90% ..................................         1,115               0.988                1,102
    Separate Account Charges 1.95% ..................................     1,188,875               0.982            1,168,019
    Separate Account Charges 2.05% ..................................         4,000               0.981                3,923
    Separate Account Charges 2.10% ..................................            --               0.985                   --
    Separate Account Charges 2.15% ..................................        30,323               0.979               29,691
    Separate Account Charges 2.25% ..................................            --               0.995                   --
    Separate Account Charges 2.35% ..................................            --               0.976                   --

AIM Variable Insurance Funds, Inc.
  AIM V.I. Capital Appreciation Fund - Series II
    Separate Account Charges 1.45% ..................................            --               1.285                   --
    Separate Account Charges 1.50% ..................................         3,111               1.132                3,521
    Separate Account Charges 1.55% ..................................        39,093               1.283               50,150
    Separate Account Charges 1.65% ..................................            --               1.281                   --
    Separate Account Charges 1.75% ..................................            --               1.279                   --
    Separate Account Charges 1.85% ..................................            --               1.276                   --
    Separate Account Charges 1.90% ..................................        14,804               1.126               16,667
    Separate Account Charges 1.95% ..................................       231,496               1.274              294,987
    Separate Account Charges 2.05% ..................................            --               1.272                   --
    Separate Account Charges 2.10% ..................................            --               1.123                   --
    Separate Account Charges 2.15% ..................................        17,165               1.270               21,800
    Separate Account Charges 2.25% ..................................            --               1.055                   --
    Separate Account Charges 2.35% ..................................            --               1.266                   --
  AIM V.I. Mid Cap Core Equity Fund - Series II
    Separate Account Charges 1.45% ..................................            --               1.394                   --
    Separate Account Charges 1.50% ..................................        15,835               1.196               18,945
    Separate Account Charges 1.55% ..................................         4,645               1.392                6,463
    Separate Account Charges 1.65% ..................................            --               1.389                   --
    Separate Account Charges 1.75% ..................................            --               1.387                   --
    Separate Account Charges 1.85% ..................................            --               1.385                   --
    Separate Account Charges 1.90% ..................................        11,715               1.190               13,944
    Separate Account Charges 1.95% ..................................       108,905               1.382              150,537
    Separate Account Charges 2.05% ..................................            --               1.380                   --
    Separate Account Charges 2.10% ..................................            --               1.187                   --
    Separate Account Charges 2.15% ..................................        16,578               1.378               22,839
    Separate Account Charges 2.25% ..................................            --               1.066                   --
    Separate Account Charges 2.35% ..................................            --               1.373                   --

                                                                                          DECEMBER 31, 2004
                                                                       -----------------------------------------------------
                                                                       ACCUMULATION            UNIT
                                                                           UNITS               VALUE            NET ASSETS
                                                                       --------------      -------------      --------------
AllianceBernstein Variable Product Series Fund, Inc.
  AllianceBernstein Premier Growth Portfolio - Class B
    Separate Account Charges 1.45% ..................................          2,085         $    1.225         $      2,555
    Separate Account Charges 1.50% ..................................             --              1.124                   --
    Separate Account Charges 1.55% ..................................          5,819              1.223                7,117
    Separate Account Charges 1.65% ..................................             --              1.221                   --
    Separate Account Charges 1.75% ..................................             --              1.219                   --
    Separate Account Charges 1.85% ..................................         21,531              1.217               26,204
    Separate Account Charges 1.90% ..................................             --              1.119                   --
    Separate Account Charges 1.95% ..................................         11,871              1.215               14,423
    Separate Account Charges 2.05% ..................................             --              1.213                   --
    Separate Account Charges 2.10% ..................................             --              1.116                   --
    Separate Account Charges 2.15% ..................................             --              1.211                   --
    Separate Account Charges 2.25% ..................................             --              1.059                   --
    Separate Account Charges 2.35% ..................................             --              1.207                   --

American Funds Insurance Series
  Global Growth Fund - Class 2 Shares
    Separate Account Charges 1.45% ..................................        200,251              1.477              295,870
    Separate Account Charges 1.50% ..................................             --              1.247                   --
    Separate Account Charges 1.55% ..................................         78,283              1.475              115,469
    Separate Account Charges 1.65% ..................................             --              1.473                   --
    Separate Account Charges 1.75% ..................................             --              1.470                   --
    Separate Account Charges 1.85% ..................................        149,448              1.468              219,335
    Separate Account Charges 1.90% ..................................             --              1.241                   --
    Separate Account Charges 1.95% ..................................        724,379              1.465            1,061,337
    Separate Account Charges 2.05% ..................................          3,927              1.463                5,744
    Separate Account Charges 2.10% ..................................             --              1.238                   --
    Separate Account Charges 2.15% ..................................         88,114              1.460              128,671
    Separate Account Charges 2.25% ..................................          8,168              1.114                9,097
    Separate Account Charges 2.35% ..................................             --              1.455                   --
  Growth Fund - Class 2 Shares
    Separate Account Charges 1.45% ..................................        308,829              1.397              431,492
    Separate Account Charges 1.50% ..................................             --              1.206                   --
    Separate Account Charges 1.55% ..................................        219,842              1.395              306,652
    Separate Account Charges 1.65% ..................................             --              1.392                   --
    Separate Account Charges 1.75% ..................................             --              1.390                   --
    Separate Account Charges 1.85% ..................................        906,086              1.388            1,257,532
    Separate Account Charges 1.90% ..................................             --              1.200                   --
    Separate Account Charges 1.95% ..................................      2,792,431              1.386            3,869,051
    Separate Account Charges 2.05% ..................................         11,535              1.383               15,956
    Separate Account Charges 2.10% ..................................             --              1.197                   --
    Separate Account Charges 2.15% ..................................        130,446              1.381              180,135
    Separate Account Charges 2.25% ..................................         10,072              1.086               10,942
    Separate Account Charges 2.35% ..................................         13,007              1.376               17,901

                                                                                          DECEMBER 31, 2004
                                                                       -----------------------------------------------------
                                                                       ACCUMULATION            UNIT
                                                                           UNITS               VALUE            NET ASSETS
                                                                       --------------      -------------      --------------
American Funds Insurance Series (continued)
  Growth-Income Fund - Class 2 Shares
    Separate Account Charges 1.45% ..................................        432,800         $    1.368         $    592,135
    Separate Account Charges 1.50% ..................................             --              1.194                   --
    Separate Account Charges 1.55% ..................................        300,402              1.366              410,308
    Separate Account Charges 1.65% ..................................             --              1.364                   --
    Separate Account Charges 1.75% ..................................         58,763              1.361               79,994
    Separate Account Charges 1.85% ..................................        946,118              1.359            1,285,780
    Separate Account Charges 1.90% ..................................             --              1.188                   --
    Separate Account Charges 1.95% ..................................      3,426,738              1.357            4,649,147
    Separate Account Charges 2.05% ..................................          9,193              1.354               12,451
    Separate Account Charges 2.10% ..................................             --              1.185                   --
    Separate Account Charges 2.15% ..................................        227,798              1.352              308,027
    Separate Account Charges 2.25% ..................................          8,461              1.065                9,015
    Separate Account Charges 2.35% ..................................         11,257              1.348               15,171

Delaware VIP Trust
  Delaware VIP REIT Series - Standard Class
    Separate Account Charges 1.45% ..................................         67,949              1.638              111,322
    Separate Account Charges 1.50% ..................................             --              1.442                   --
    Separate Account Charges 1.55% ..................................         36,978              1.636               60,482
    Separate Account Charges 1.65% ..................................             --              1.633                   --
    Separate Account Charges 1.75% ..................................             --              1.630                   --
    Separate Account Charges 1.85% ..................................        172,019              1.627              279,941
    Separate Account Charges 1.90% ..................................             --              1.434                   --
    Separate Account Charges 1.95% ..................................        497,837              1.625              808,823
    Separate Account Charges 2.05% ..................................          8,022              1.622               13,012
    Separate Account Charges 2.10% ..................................             --              1.431                   --
    Separate Account Charges 2.15% ..................................        170,988              1.619              276,868
    Separate Account Charges 2.25% ..................................             --              1.288                   --
    Separate Account Charges 2.35% ..................................             --              1.614                   --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Portfolio - Initial Shares
    Separate Account Charges 1.45% ..................................            579              1.214                  702
    Separate Account Charges 1.50% ..................................             --              1.126                   --
    Separate Account Charges 1.55% ..................................          9,224              1.212               11,177
    Separate Account Charges 1.65% ..................................          3,893              1.210                4,709
    Separate Account Charges 1.75% ..................................             --              1.208                   --
    Separate Account Charges 1.85% ..................................         22,394              1.206               26,999
    Separate Account Charges 1.90% ..................................             --              1.120                   --
    Separate Account Charges 1.95% ..................................         42,222              1.204               50,820
    Separate Account Charges 2.05% ..................................             --              1.202                   --
    Separate Account Charges 2.10% ..................................             --              1.117                   --
    Separate Account Charges 2.15% ..................................         11,352              1.200               13,618
    Separate Account Charges 2.25% ..................................             --              1.023                   --
    Separate Account Charges 2.35% ..................................          4,718              1.196                5,640

                                                                                          DECEMBER 31, 2004
                                                                       -----------------------------------------------------
                                                                       ACCUMULATION            UNIT
                                                                           UNITS               VALUE            NET ASSETS
                                                                       --------------      -------------      --------------
Dreyfus Variable Investment Fund (continued)
  Dreyfus VIF Developing Leaders Portfolio - Initial Shares
    Separate Account Charges 1.45% ..................................         53,039         $    1.411         $     74,822
    Separate Account Charges 1.50% ..................................             --              1.177                   --
    Separate Account Charges 1.55% ..................................         15,633              1.408               22,017
    Separate Account Charges 1.65% ..................................             --              1.406                   --
    Separate Account Charges 1.75% ..................................             --              1.404                   --
    Separate Account Charges 1.85% ..................................        109,418              1.401              153,326
    Separate Account Charges 1.90% ..................................             --              1.171                   --
    Separate Account Charges 1.95% ..................................         23,233              1.399               32,502
    Separate Account Charges 2.05% ..................................             --              1.397                   --
    Separate Account Charges 2.10% ..................................             --              1.168                   --
    Separate Account Charges 2.15% ..................................             --              1.394                   --
    Separate Account Charges 2.25% ..................................             --              1.094                   --
    Separate Account Charges 2.35% ..................................             --              1.390                   --

Franklin Templeton Variable Insurance Products Trust
  Franklin Rising Dividends Securities Fund - Class 2 Shares
    Separate Account Charges 1.45% ..................................             --              1.331                   --
    Separate Account Charges 1.50% ..................................         70,039              1.192               83,461
    Separate Account Charges 1.55% ..................................        259,711              1.329              345,113
    Separate Account Charges 1.65% ..................................             --              1.327                   --
    Separate Account Charges 1.75% ..................................         35,918              1.324               47,570
    Separate Account Charges 1.85% ..................................             --              1.322                   --
    Separate Account Charges 1.90% ..................................        166,429              1.185              197,297
    Separate Account Charges 1.95% ..................................        637,163              1.320              841,062
    Separate Account Charges 2.05% ..................................             --              1.318                   --
    Separate Account Charges 2.10% ..................................         51,491              1.182               60,884
    Separate Account Charges 2.15% ..................................         44,062              1.316               57,969
    Separate Account Charges 2.25% ..................................             --              1.073                   --
    Separate Account Charges 2.35% ..................................             --              1.311                   --
  Franklin Small Cap Fund - Class 2 Shares
    Separate Account Charges 1.45% ..................................             --              1.468                   --
    Separate Account Charges 1.50% ..................................         24,145              1.188               28,686
    Separate Account Charges 1.55% ..................................        142,176              1.465              208,339
    Separate Account Charges 1.65% ..................................             --              1.463                   --
    Separate Account Charges 1.75% ..................................             --              1.460                   --
    Separate Account Charges 1.85% ..................................             --              1.458                   --
    Separate Account Charges 1.90% ..................................         36,947              1.182               43,671
    Separate Account Charges 1.95% ..................................        195,100              1.456              283,981
    Separate Account Charges 2.05% ..................................             --              1.453                   --
    Separate Account Charges 2.10% ..................................          6,068              1.179                7,154
    Separate Account Charges 2.15% ..................................         25,125              1.451               36,449
    Separate Account Charges 2.25% ..................................             --              1.086                   --
    Separate Account Charges 2.35% ..................................             --              1.446                   --
  Mutual Shares Securities Fund - Class 2 Shares
    Separate Account Charges 1.45% ..................................          6,716              1.341                9,007
    Separate Account Charges 1.50% ..................................             --              1.218                   --
    Separate Account Charges 1.55% ..................................         23,724              1.339               31,764
    Separate Account Charges 1.65% ..................................             --              1.337                   --
    Separate Account Charges 1.75% ..................................             --              1.334                   --
    Separate Account Charges 1.85% ..................................        156,958              1.332              209,099

                                                                                          DECEMBER 31, 2004
                                                                       -----------------------------------------------------
                                                                       ACCUMULATION            UNIT
                                                                           UNITS               VALUE            NET ASSETS
                                                                       --------------      -------------      --------------
Franklin Templeton Variable Insurance Products Trust (continued)
  Mutual Shares Securities Fund - Class 2 Shares (continued)
    Separate Account Charges 1.90% ..................................             --         $    1.212         $        --
    Separate Account Charges 1.95% ..................................        247,726              1.330             329,472
    Separate Account Charges 2.05% ..................................          9,484              1.328              12,593
    Separate Account Charges 2.10% ..................................             --              1.209                  --
    Separate Account Charges 2.15% ..................................         29,113              1.325              38,590
    Separate Account Charges 2.25% ..................................             --              1.101                  --
    Separate Account Charges 2.35% ..................................             --              1.321                  --
  Templeton Developing Markets Securities Fund - Class 2 Shares
    Separate Account Charges 1.45% ..................................         10,223              1.820              18,602
    Separate Account Charges 1.50% ..................................             --              1.467                  --
    Separate Account Charges 1.55% ..................................         19,226              1.816              34,926
    Separate Account Charges 1.65% ..................................             --              1.813                  --
    Separate Account Charges 1.75% ..................................          1,411              1.810               2,554
    Separate Account Charges 1.85% ..................................         30,079              1.807              54,367
    Separate Account Charges 1.90% ..................................             --              1.460                  --
    Separate Account Charges 1.95% ..................................        103,518              1.804             186,790
    Separate Account Charges 2.05% ..................................             --              1.801                  --
    Separate Account Charges 2.10% ..................................             --              1.456                  --
    Separate Account Charges 2.15% ..................................          1,577              1.798               2,836
    Separate Account Charges 2.25% ..................................             --              1.262                  --
    Separate Account Charges 2.35% ..................................             --              1.792                  --
  Templeton Foreign Securities Fund - Class 2 Shares
    Separate Account Charges 1.45% ..................................         28,162              1.564              44,057
    Separate Account Charges 1.50% ..................................         49,294              1.301              64,117
    Separate Account Charges 1.55% ..................................        136,647              1.562             213,412
    Separate Account Charges 1.65% ..................................             --              1.559                  --
    Separate Account Charges 1.75% ..................................         11,039              1.557              17,183
    Separate Account Charges 1.85% ..................................         31,291              1.554              48,625
    Separate Account Charges 1.90% ..................................         62,699              1.294              81,133
    Separate Account Charges 1.95% ..................................        177,969              1.551             276,094
    Separate Account Charges 2.05% ..................................          1,081              1.549               1,674
    Separate Account Charges 2.10% ..................................          5,712              1.291               7,372
    Separate Account Charges 2.15% ..................................         10,885              1.546              16,830
    Separate Account Charges 2.25% ..................................             --              1.157                  --
    Separate Account Charges 2.35% ..................................             --              1.541                  --
  Templeton Growth Securities Fund - Class 2 Shares
    Separate Account Charges 1.45% ..................................         24,580              1.519              37,345
    Separate Account Charges 1.50% ..................................             --              1.271                  --
    Separate Account Charges 1.55% ..................................         13,897              1.517              21,078
    Separate Account Charges 1.65% ..................................             --              1.514                  --
    Separate Account Charges 1.75% ..................................             --              1.512                  --
    Separate Account Charges 1.85% ..................................        139,779              1.509             210,952
    Separate Account Charges 1.90% ..................................             --              1.264                  --
    Separate Account Charges 1.95% ..................................        237,265              1.507             357,477
    Separate Account Charges 2.05% ..................................          8,949              1.504              13,461
    Separate Account Charges 2.10% ..................................             --              1.261                  --
    Separate Account Charges 2.15% ..................................         22,897              1.502              34,383
    Separate Account Charges 2.25% ..................................             --              1.120                  --
    Separate Account Charges 2.35% ..................................             --              1.497                  --

                                                                                          DECEMBER 31, 2004
                                                                       -----------------------------------------------------
                                                                       ACCUMULATION            UNIT
                                                                           UNITS               VALUE            NET ASSETS
                                                                       --------------      -------------      --------------
Greenwich Street Series Fund
  Equity Index Portfolio - Class II Shares
    Separate Account Charges 1.45% ..................................         27,196         $    1.318         $    35,840
    Separate Account Charges 1.50% ..................................             --              1.189                  --
    Separate Account Charges 1.55% ..................................         59,615              1.316              78,431
    Separate Account Charges 1.65% ..................................             --              1.313                  --
    Separate Account Charges 1.75% ..................................             --              1.311                  --
    Separate Account Charges 1.85% ..................................        335,639              1.309             439,364
    Separate Account Charges 1.90% ..................................             --              1.183                  --
    Separate Account Charges 1.95% ..................................        689,882              1.307             901,565
    Separate Account Charges 2.05% ..................................          4,855              1.305               6,334
    Separate Account Charges 2.10% ..................................             --              1.180                  --
    Separate Account Charges 2.15% ..................................        133,818              1.302             174,296
    Separate Account Charges 2.25% ..................................             --              1.070                  --
    Separate Account Charges 2.35% ..................................             --              1.298                  --
  Salomon Brothers Variable Aggressive Growth Fund - Class I Shares
    Separate Account Charges 1.45% ..................................         44,680              1.370              61,230
    Separate Account Charges 1.50% ..................................             --              1.160                  --
    Separate Account Charges 1.55% ..................................         20,461              1.368              27,994
    Separate Account Charges 1.65% ..................................             --              1.366                  --
    Separate Account Charges 1.75% ..................................             --              1.364                  --
    Separate Account Charges 1.85% ..................................        118,346              1.361             161,101
    Separate Account Charges 1.90% ..................................             --              1.154                  --
    Separate Account Charges 1.95% ..................................         48,065              1.359              65,319
    Separate Account Charges 2.05% ..................................             --              1.357                  --
    Separate Account Charges 2.10% ..................................             --              1.151                  --
    Separate Account Charges 2.15% ..................................          3,788              1.354               5,131
    Separate Account Charges 2.25% ..................................             --              1.055                  --
    Separate Account Charges 2.35% ..................................             --              1.350                  --
  Salomon Brothers Variable Aggressive Growth Fund - Class II Shares
    Separate Account Charges 1.45% ..................................             --              1.348                  --
    Separate Account Charges 1.50% ..................................         14,090              1.155              16,279
    Separate Account Charges 1.55% ..................................         47,535              1.346              63,984
    Separate Account Charges 1.65% ..................................             --              1.344                  --
    Separate Account Charges 1.75% ..................................             --              1.342                  --
    Separate Account Charges 1.85% ..................................             --              1.339                  --
    Separate Account Charges 1.90% ..................................         11,912              1.149              13,691
    Separate Account Charges 1.95% ..................................        533,462              1.337             713,279
    Separate Account Charges 2.05% ..................................             --              1.335                  --
    Separate Account Charges 2.10% ..................................             --              1.146                  --
    Separate Account Charges 2.15% ..................................         26,008              1.333              34,659
    Separate Account Charges 2.25% ..................................             --              1.053                  --
    Separate Account Charges 2.35% ..................................             --              1.328                  --
  Salomon Brothers Variable Growth & Income Fund - Class I Shares
    Separate Account Charges 1.45% ..................................         29,236              1.313              38,401
    Separate Account Charges 1.50% ..................................             --              1.162                  --
    Separate Account Charges 1.55% ..................................          5,025              1.311               6,589
    Separate Account Charges 1.65% ..................................             --              1.309                  --
    Separate Account Charges 1.75% ..................................             --              1.307                  --
    Separate Account Charges 1.85% ..................................             --              1.305                  --
    Separate Account Charges 1.90% ..................................             --              1.156                  --

                                                                                          DECEMBER 31, 2004
                                                                       -----------------------------------------------------
                                                                       ACCUMULATION            UNIT
                                                                           UNITS               VALUE            NET ASSETS
                                                                       --------------      -------------      --------------
Greenwich Street Series Fund (continued)
  Salomon Brothers Variable Growth & Income Fund - Class I Shares (continued)
    Separate Account Charges 1.95% ..................................          4,814         $    1.303         $    6,271
    Separate Account Charges 2.05% ..................................             --              1.300                 --
    Separate Account Charges 2.10% ..................................             --              1.153                 --
    Separate Account Charges 2.15% ..................................             --              1.298                 --
    Separate Account Charges 2.25% ..................................             --              1.066                 --
    Separate Account Charges 2.35% ..................................             --              1.294                 --

Janus Aspen Series
  Balanced Portfolio - Service Shares
    Separate Account Charges 1.45% ..................................             --              1.169                 --
    Separate Account Charges 1.50% ..................................             --              1.131                 --
    Separate Account Charges 1.55% ..................................         45,470              1.167             53,070
    Separate Account Charges 1.65% ..................................             --              1.165                 --
    Separate Account Charges 1.75% ..................................             --              1.163                 --
    Separate Account Charges 1.85% ..................................          5,485              1.161              6,369
    Separate Account Charges 1.90% ..................................             --              1.125                 --
    Separate Account Charges 1.95% ..................................         25,260              1.159             29,284
    Separate Account Charges 2.05% ..................................             --              1.157                 --
    Separate Account Charges 2.10% ..................................             --              1.122                 --
    Separate Account Charges 2.15% ..................................             --              1.155                 --
    Separate Account Charges 2.25% ..................................             --              1.069                 --
    Separate Account Charges 2.35% ..................................             --              1.152                 --
  Global Life Sciences Portfolio - Service Shares
    Separate Account Charges 1.45% ..................................         13,910              1.343             18,679
    Separate Account Charges 1.50% ..................................             --              1.188                 --
    Separate Account Charges 1.55% ..................................             --              1.341                 --
    Separate Account Charges 1.65% ..................................             --              1.338                 --
    Separate Account Charges 1.75% ..................................             --              1.336                 --
    Separate Account Charges 1.85% ..................................             --              1.334                 --
    Separate Account Charges 1.90% ..................................             --              1.181                 --
    Separate Account Charges 1.95% ..................................         12,822              1.332             17,075
    Separate Account Charges 2.05% ..................................             --              1.329                 --
    Separate Account Charges 2.10% ..................................             --              1.178                 --
    Separate Account Charges 2.15% ..................................             --              1.327                 --
    Separate Account Charges 2.25% ..................................             --              1.039                 --
    Separate Account Charges 2.35% ..................................             --              1.323                 --
  Global Technology Portfolio - Service Shares
    Separate Account Charges 1.45% ..................................         16,781              1.375             23,073
    Separate Account Charges 1.50% ..................................             --              1.075                 --
    Separate Account Charges 1.55% ..................................             --              1.373                 --
    Separate Account Charges 1.65% ..................................             --              1.370                 --
    Separate Account Charges 1.75% ..................................             --              1.368                 --
    Separate Account Charges 1.85% ..................................          4,212              1.366              5,753
    Separate Account Charges 1.90% ..................................             --              1.069                 --
    Separate Account Charges 1.95% ..................................         17,361              1.363             23,670
    Separate Account Charges 2.05% ..................................             --              1.361                 --
    Separate Account Charges 2.10% ..................................             --              1.066                 --
    Separate Account Charges 2.15% ..................................             --              1.359                 --
    Separate Account Charges 2.25% ..................................             --              1.053                 --
    Separate Account Charges 2.35% ..................................             --              1.354                 --

                                                                                          DECEMBER 31, 2004
                                                                       -----------------------------------------------------
                                                                       ACCUMULATION            UNIT
                                                                           UNITS               VALUE            NET ASSETS
                                                                       --------------      -------------      --------------
Janus Aspen Series (continued)
  Worldwide Growth Portfolio - Service Shares
    Separate Account Charges 1.45% ..................................             --         $    1.293         $        --
    Separate Account Charges 1.50% ..................................             --              1.140                  --
    Separate Account Charges 1.55% ..................................             --              1.290                  --
    Separate Account Charges 1.65% ..................................             --              1.288                  --
    Separate Account Charges 1.75% ..................................             --              1.286                  --
    Separate Account Charges 1.85% ..................................         13,137              1.284              16,869
    Separate Account Charges 1.90% ..................................             --              1.134                  --
    Separate Account Charges 1.95% ..................................             --              1.282                  --
    Separate Account Charges 2.05% ..................................             --              1.280                  --
    Separate Account Charges 2.10% ..................................             --              1.131                  --
    Separate Account Charges 2.15% ..................................             --              1.278                  --
    Separate Account Charges 2.25% ..................................             --              1.088                  --
    Separate Account Charges 2.35% ..................................             --              1.273                  --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Portfolio
    Separate Account Charges 1.45% ..................................          4,174              1.512               6,311
    Separate Account Charges 1.50% ..................................             --              1.248                  --
    Separate Account Charges 1.55% ..................................          4,418              1.510               6,669
    Separate Account Charges 1.65% ..................................             --              1.507                  --
    Separate Account Charges 1.75% ..................................             --              1.505                  --
    Separate Account Charges 1.85% ..................................         17,540              1.502              26,346
    Separate Account Charges 1.90% ..................................             --              1.242                  --
    Separate Account Charges 1.95% ..................................        162,415              1.499             243,545
    Separate Account Charges 2.05% ..................................          2,910              1.497               4,357
    Separate Account Charges 2.10% ..................................             --              1.239                  --
    Separate Account Charges 2.15% ..................................         55,373              1.495              82,758
    Separate Account Charges 2.25% ..................................             --              1.126                  --
    Separate Account Charges 2.35% ..................................             --              1.490                  --

Lord Abbett Series Fund, Inc.
  Growth and Income Portfolio
    Separate Account Charges 1.45% ..................................         12,953              1.381              17,891
    Separate Account Charges 1.50% ..................................             --              1.232                  --
    Separate Account Charges 1.55% ..................................         46,303              1.379              63,849
    Separate Account Charges 1.65% ..................................             --              1.377                  --
    Separate Account Charges 1.75% ..................................             --              1.374                  --
    Separate Account Charges 1.85% ..................................        188,037              1.372             257,999
    Separate Account Charges 1.90% ..................................             --              1.225                  --
    Separate Account Charges 1.95% ..................................        373,529              1.370             511,652
    Separate Account Charges 2.05% ..................................         15,775              1.367              21,572
    Separate Account Charges 2.10% ..................................             --              1.222                  --
    Separate Account Charges 2.15% ..................................         24,914              1.365              34,013
    Separate Account Charges 2.25% ..................................             --              1.100                  --
    Separate Account Charges 2.35% ..................................             --              1.361                  --

                                                                                          DECEMBER 31, 2004
                                                                       -----------------------------------------------------
                                                                       ACCUMULATION            UNIT
                                                                           UNITS               VALUE            NET ASSETS
                                                                       --------------      -------------      --------------
Lord Abbett Series Fund, Inc. (continued)
  Mid-Cap Value Portfolio
    Separate Account Charges 1.45% ..................................         25,554         $    1.539         $    39,339
    Separate Account Charges 1.50% ..................................             --              1.350                  --
    Separate Account Charges 1.55% ..................................         48,606              1.537              74,703
    Separate Account Charges 1.65% ..................................             --              1.534                  --
    Separate Account Charges 1.75% ..................................             --              1.532                  --
    Separate Account Charges 1.85% ..................................        209,822              1.529             320,866
    Separate Account Charges 1.90% ..................................             --              1.343                  --
    Separate Account Charges 1.95% ..................................        184,238              1.527             281,269
    Separate Account Charges 2.05% ..................................         16,171              1.524              24,647
    Separate Account Charges 2.10% ..................................             --              1.340                  --
    Separate Account Charges 2.15% ..................................         57,802              1.522              87,949
    Separate Account Charges 2.25% ..................................             --              1.161                  --
    Separate Account Charges 2.35% ..................................          8,386              1.516              12,718

Merrill Lynch Variable Series Funds, Inc.
  Merrill Lynch Global Allocation V.I. Fund - Class III
    Separate Account Charges 1.45% ..................................             --              1.214                  --
    Separate Account Charges 1.50% ..................................             --              1.214                  --
    Separate Account Charges 1.55% ..................................         52,646              1.213              63,861
    Separate Account Charges 1.65% ..................................             --              1.212                  --
    Separate Account Charges 1.75% ..................................             --              1.210                  --
    Separate Account Charges 1.85% ..................................         94,261              1.209             113,961
    Separate Account Charges 1.90% ..................................             --              1.208                  --
    Separate Account Charges 1.95% ..................................        390,647              1.208             471,767
    Separate Account Charges 2.05% ..................................         18,660              1.206              22,510
    Separate Account Charges 2.10% ..................................             --              1.206                  --
    Separate Account Charges 2.15% ..................................         21,269              1.205              25,628
    Separate Account Charges 2.25% ..................................             --              1.117                  --
    Separate Account Charges 2.35% ..................................             --              1.202                  --
  Merrill Lynch Value Opportunities V.I. Fund - Class III
    Separate Account Charges 1.45% ..................................         65,270              1.213              79,142
    Separate Account Charges 1.50% ..................................             --              1.212                  --
    Separate Account Charges 1.55% ..................................         49,581              1.211              60,052
    Separate Account Charges 1.65% ..................................             --              1.210                  --
    Separate Account Charges 1.75% ..................................             --              1.208                  --
    Separate Account Charges 1.85% ..................................        107,614              1.207             129,907
    Separate Account Charges 1.90% ..................................             --              1.206                  --
    Separate Account Charges 1.95% ..................................        181,355              1.206             218,682
    Separate Account Charges 2.05% ..................................          9,791              1.204              11,793
    Separate Account Charges 2.10% ..................................             --              1.204                  --
    Separate Account Charges 2.15% ..................................          5,265              1.203               6,335
    Separate Account Charges 2.25% ..................................             --              1.120                  --
    Separate Account Charges 2.35% ..................................             --              1.200                  --

                                                                                          DECEMBER 31, 2004
                                                                       -----------------------------------------------------
                                                                       ACCUMULATION            UNIT
                                                                           UNITS               VALUE            NET ASSETS
                                                                       --------------      -------------      --------------
Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Fund/VA - Service Shares
    Separate Account Charges 1.45% ..................................             --         $    1.297         $        --
    Separate Account Charges 1.50% ..................................         10,010              1.144              11,456
    Separate Account Charges 1.55% ..................................        247,783              1.295             320,761
    Separate Account Charges 1.65% ..................................             --              1.292                  --
    Separate Account Charges 1.75% ..................................             --              1.290                  --
    Separate Account Charges 1.85% ..................................             --              1.288                  --
    Separate Account Charges 1.90% ..................................         71,475              1.139              81,379
    Separate Account Charges 1.95% ..................................        151,437              1.286             194,729
    Separate Account Charges 2.05% ..................................             --              1.284                  --
    Separate Account Charges 2.10% ..................................         12,301              1.136              13,969
    Separate Account Charges 2.15% ..................................          1,836              1.282               2,353
    Separate Account Charges 2.25% ..................................             --              1.047                  --
    Separate Account Charges 2.35% ..................................             --              1.277                  --
  Oppenheimer Global Securities Fund/VA - Service Shares
    Separate Account Charges 1.45% ..................................             --              1.657                  --
    Separate Account Charges 1.50% ..................................         60,486              1.354              81,876
    Separate Account Charges 1.55% ..................................        130,771              1.654             216,325
    Separate Account Charges 1.65% ..................................             --              1.651                  --
    Separate Account Charges 1.75% ..................................             --              1.649                  --
    Separate Account Charges 1.85% ..................................             --              1.646                  --
    Separate Account Charges 1.90% ..................................         24,509              1.347              33,004
    Separate Account Charges 1.95% ..................................        181,941              1.643             298,973
    Separate Account Charges 2.05% ..................................             --              1.640                  --
    Separate Account Charges 2.10% ..................................         16,695              1.343              22,425
    Separate Account Charges 2.15% ..................................         17,702              1.638              28,992
    Separate Account Charges 2.25% ..................................             --              1.170                  --
    Separate Account Charges 2.35% ..................................             --              1.632                  --
  Oppenheimer Main Street Fund/VA - Service Shares
    Separate Account Charges 1.45% ..................................         29,728              1.054              31,328
    Separate Account Charges 1.50% ..................................             --              1.053                  --
    Separate Account Charges 1.55% ..................................          6,626              1.053               6,978
    Separate Account Charges 1.65% ..................................             --              1.052                  --
    Separate Account Charges 1.75% ..................................             --              1.052                  --
    Separate Account Charges 1.85% ..................................         28,670              1.051              30,132
    Separate Account Charges 1.90% ..................................             --              1.051                  --
    Separate Account Charges 1.95% ..................................          5,752              1.050               6,041
    Separate Account Charges 2.05% ..................................             --              1.050                  --
    Separate Account Charges 2.10% ..................................             --              1.049                  --
    Separate Account Charges 2.15% ..................................             --              1.049                  --
    Separate Account Charges 2.25% ..................................             --              1.063                  --
    Separate Account Charges 2.35% ..................................             --              1.047                  --

PIMCO Variable Insurance Trust
  Real Return Portfolio - Administrative Class
    Separate Account Charges 1.45% ..................................        166,975              1.124             187,749
    Separate Account Charges 1.50% ..................................             --              1.106                  --
    Separate Account Charges 1.55% ..................................         82,378              1.122              92,473
    Separate Account Charges 1.65% ..................................             --              1.121                  --
    Separate Account Charges 1.75% ..................................             --              1.119                  --
    Separate Account Charges 1.85% ..................................         75,765              1.117              84,623

                                                                                          DECEMBER 31, 2004
                                                                       -----------------------------------------------------
                                                                       ACCUMULATION            UNIT
                                                                           UNITS               VALUE            NET ASSETS
                                                                       --------------      -------------      --------------
PIMCO Variable Insurance Trust (continued)
  Real Return Portfolio - Administrative Class (continued)
    Separate Account Charges 1.90% ..................................          --             $1.100            $       --
    Separate Account Charges 1.95% ..................................     184,711              1.115               205,962
    Separate Account Charges 2.05% ..................................       6,362              1.113                 7,082
    Separate Account Charges 2.10% ..................................          --              1.097                    --
    Separate Account Charges 2.15% ..................................       6,657              1.111                 7,398
    Separate Account Charges 2.25% ..................................          --              1.068                    --
    Separate Account Charges 2.35% ..................................          --              1.107                    --
  Total Return Portfolio - Administrative Class
    Separate Account Charges 1.45% ..................................     351,846              1.048               368,810
    Separate Account Charges 1.50% ..................................          --              1.046                    --
    Separate Account Charges 1.55% ..................................     203,667              1.046               213,129
    Separate Account Charges 1.65% ..................................          --              1.045                    --
    Separate Account Charges 1.75% ..................................     239,136              1.043               249,402
    Separate Account Charges 1.85% ..................................     332,672              1.041               346,371
    Separate Account Charges 1.90% ..................................          --              1.041                    --
    Separate Account Charges 1.95% ..................................     683,511              1.039               710,457
    Separate Account Charges 2.05% ..................................       9,658              1.038                10,022
    Separate Account Charges 2.10% ..................................          --              1.038                    --
    Separate Account Charges 2.15% ..................................     140,311              1.036               145,354
    Separate Account Charges 2.25% ..................................       6,721              1.045                 7,024
    Separate Account Charges 2.35% ..................................          --              1.032                    --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Portfolio - Class II Shares
    Separate Account Charges 1.45% ..................................          --              1.012                    --
    Separate Account Charges 1.50% ..................................       2,195              1.023                 2,244
    Separate Account Charges 1.55% ..................................     114,631              1.010               115,785
    Separate Account Charges 1.65% ..................................          --              1.008                    --
    Separate Account Charges 1.75% ..................................          --              1.007                    --
    Separate Account Charges 1.85% ..................................          --              1.005                    --
    Separate Account Charges 1.90% ..................................          --              1.017                    --
    Separate Account Charges 1.95% ..................................     468,464              1.003               470,034
    Separate Account Charges 2.05% ..................................          --              1.002                    --
    Separate Account Charges 2.10% ..................................          --              1.015                    --
    Separate Account Charges 2.15% ..................................      39,336              1.000                39,336
    Separate Account Charges 2.25% ..................................          --              1.033                    --
    Separate Account Charges 2.35% ..................................          --              0.997                    --
  Pioneer Balanced VCT Portfolio - Class II Shares
    Separate Account Charges 1.45% ..................................          --              1.145                    --
    Separate Account Charges 1.50% ..................................     134,453              1.085               145,841
    Separate Account Charges 1.55% ..................................      31,780              1.143                36,331
    Separate Account Charges 1.65% ..................................          --              1.141                    --
    Separate Account Charges 1.75% ..................................      36,173              1.139                41,215
    Separate Account Charges 1.85% ..................................          --              1.137                    --
    Separate Account Charges 1.90% ..................................      47,668              1.079                51,439
    Separate Account Charges 1.95% ..................................     157,092              1.136               178,394
    Separate Account Charges 2.05% ..................................          --              1.134                    --
    Separate Account Charges 2.10% ..................................          --              1.076                    --
    Separate Account Charges 2.15% ..................................       2,028              1.132                 2,295
    Separate Account Charges 2.25% ..................................          --              1.026                    --
    Separate Account Charges 2.35% ..................................          --              1.128                    --

                                                                                          DECEMBER 31, 2004
                                                                       -----------------------------------------------------
                                                                       ACCUMULATION            UNIT
                                                                           UNITS               VALUE            NET ASSETS
                                                                       --------------      -------------      --------------
Pioneer Variable Contracts Trust (continued)
  Pioneer Emerging Markets VCT Portfolio - Class II Shares
    Separate Account Charges 1.45% ..................................         100             $1.767            $      177
    Separate Account Charges 1.50% ..................................       9,129              1.406                12,832
    Separate Account Charges 1.55% ..................................      19,451              1.765                34,323
    Separate Account Charges 1.65% ..................................          --              1.762                    --
    Separate Account Charges 1.75% ..................................       3,035              1.759                 5,338
    Separate Account Charges 1.85% ..................................          --              1.756                    --
    Separate Account Charges 1.90% ..................................      22,659              1.398                31,687
    Separate Account Charges 1.95% ..................................     140,964              1.753               247,085
    Separate Account Charges 2.05% ..................................          --              1.750                    --
    Separate Account Charges 2.10% ..................................          --              1.395                    --
    Separate Account Charges 2.15% ..................................       1,007              1.747                 1,759
    Separate Account Charges 2.25% ..................................          --              1.296                    --
    Separate Account Charges 2.35% ..................................          --              1.741                    --
  Pioneer Equity Income VCT Portfolio - Class II Shares
    Separate Account Charges 1.45% ..................................          --              1.379                    --
    Separate Account Charges 1.50% ..................................      61,277              1.249                76,562
    Separate Account Charges 1.55% ..................................     114,770              1.377               158,011
    Separate Account Charges 1.65% ..................................          --              1.374                    --
    Separate Account Charges 1.75% ..................................      15,160              1.372                20,802
    Separate Account Charges 1.85% ..................................          --              1.370                    --
    Separate Account Charges 1.90% ..................................     170,577              1.243               212,028
    Separate Account Charges 1.95% ..................................     426,769              1.368               583,654
    Separate Account Charges 2.05% ..................................          --              1.365                    --
    Separate Account Charges 2.10% ..................................      31,987              1.240                39,658
    Separate Account Charges 2.15% ..................................      29,611              1.363                40,361
    Separate Account Charges 2.25% ..................................          --              1.126                    --
    Separate Account Charges 2.35% ..................................          --              1.358                    --
  Pioneer Europe VCT Portfolio - Class II Shares
    Separate Account Charges 1.45% ..................................          --              1.496                    --
    Separate Account Charges 1.50% ..................................      16,467              1.371                22,569
    Separate Account Charges 1.55% ..................................          --              1.493                    --
    Separate Account Charges 1.65% ..................................          --              1.491                    --
    Separate Account Charges 1.75% ..................................          --              1.488                    --
    Separate Account Charges 1.85% ..................................          --              1.486                    --
    Separate Account Charges 1.90% ..................................         254              1.363                   346
    Separate Account Charges 1.95% ..................................      13,098              1.483                19,430
    Separate Account Charges 2.05% ..................................          --              1.481                    --
    Separate Account Charges 2.10% ..................................          --              1.360                    --
    Separate Account Charges 2.15% ..................................          --              1.478                    --
    Separate Account Charges 2.25% ..................................          --              1.178                    --
    Separate Account Charges 2.35% ..................................          --              1.473                    --
  Pioneer Fund VCT Portfolio - Class II Shares
    Separate Account Charges 1.45% ..................................          --              1.327                    --
    Separate Account Charges 1.50% ..................................      32,526              1.195                38,872
    Separate Account Charges 1.55% ..................................      53,093              1.324                70,321
    Separate Account Charges 1.65% ..................................          --              1.322                    --
    Separate Account Charges 1.75% ..................................          --              1.320                    --
    Separate Account Charges 1.85% ..................................          --              1.318                    --
    Separate Account Charges 1.90% ..................................     199,552              1.189               237,257
    Separate Account Charges 1.95% ..................................     586,630              1.316               771,795

                                                                                          DECEMBER 31, 2004
                                                                       -----------------------------------------------------
                                                                       ACCUMULATION            UNIT
                                                                           UNITS               VALUE            NET ASSETS
                                                                       --------------      -------------      --------------
Pioneer Variable Contracts Trust (continued)
  Pioneer Fund VCT Portfolio - Class II Shares (continued)
    Separate Account Charges 2.05% ..................................          --             $1.313            $       --
    Separate Account Charges 2.10% ..................................      18,260              1.186                21,654
    Separate Account Charges 2.15% ..................................          --              1.311                    --
    Separate Account Charges 2.25% ..................................          --              1.091                    --
    Separate Account Charges 2.35% ..................................          --              1.307                    --
  Pioneer Growth Shares VCT Portfolio - Class II Shares
    Separate Account Charges 1.45% ..................................          --              1.210                    --
    Separate Account Charges 1.50% ..................................          --              1.094                    --
    Separate Account Charges 1.55% ..................................      65,311              1.208                78,914
    Separate Account Charges 1.65% ..................................          --              1.206                    --
    Separate Account Charges 1.75% ..................................          --              1.204                    --
    Separate Account Charges 1.85% ..................................          --              1.202                    --
    Separate Account Charges 1.90% ..................................       8,147              1.088                 8,866
    Separate Account Charges 1.95% ..................................     149,246              1.200               179,132
    Separate Account Charges 2.05% ..................................          --              1.198                    --
    Separate Account Charges 2.10% ..................................          --              1.085                    --
    Separate Account Charges 2.15% ..................................         241              1.196                   288
    Separate Account Charges 2.25% ..................................          --              1.082                    --
    Separate Account Charges 2.35% ..................................          --              1.192                    --
  Pioneer High Yield VCT Portfolio - Class II Shares
    Separate Account Charges 1.45% ..................................          --              1.225                    --
    Separate Account Charges 1.50% ..................................      40,999              1.132                46,412
    Separate Account Charges 1.55% ..................................     137,406              1.223               168,030
    Separate Account Charges 1.65% ..................................          --              1.221                    --
    Separate Account Charges 1.75% ..................................          --              1.219                    --
    Separate Account Charges 1.85% ..................................          --              1.217                    --
    Separate Account Charges 1.90% ..................................      58,955              1.126                66,395
    Separate Account Charges 1.95% ..................................     746,313              1.215               906,578
    Separate Account Charges 2.05% ..................................          --              1.213                    --
    Separate Account Charges 2.10% ..................................      24,489              1.123                27,508
    Separate Account Charges 2.15% ..................................      39,838              1.211                48,233
    Separate Account Charges 2.25% ..................................          --              1.086                    --
    Separate Account Charges 2.35% ..................................          --              1.207                    --
  Pioneer International Value VCT Portfolio - Class II Shares
    Separate Account Charges 1.45% ..................................          --              1.506                    --
    Separate Account Charges 1.50% ..................................       2,269              1.345                 3,052
    Separate Account Charges 1.55% ..................................      17,330              1.504                26,061
    Separate Account Charges 1.65% ..................................          --              1.501                    --
    Separate Account Charges 1.75% ..................................          --              1.499                    --
    Separate Account Charges 1.85% ..................................          --              1.496                    --
    Separate Account Charges 1.90% ..................................      23,324              1.338                31,210
    Separate Account Charges 1.95% ..................................      27,095              1.494                40,476
    Separate Account Charges 2.05% ..................................          --              1.491                    --
    Separate Account Charges 2.10% ..................................          --              1.335                    --
    Separate Account Charges 2.15% ..................................          --              1.489                    --
    Separate Account Charges 2.25% ..................................          --              1.171                    --
    Separate Account Charges 2.35% ..................................          --              1.484                    --

                                                                                          DECEMBER 31, 2004
                                                                       -----------------------------------------------------
                                                                       ACCUMULATION            UNIT
                                                                           UNITS               VALUE            NET ASSETS
                                                                       --------------      -------------      --------------
Pioneer Variable Contracts Trust (continued)
  Pioneer Mid Cap Value VCT Portfolio - Class II Shares
    Separate Account Charges 1.45% ..................................          --             $1.590            $       --
    Separate Account Charges 1.50% ..................................      39,092              1.357                53,032
    Separate Account Charges 1.55% ..................................     223,479              1.587               354,673
    Separate Account Charges 1.65% ..................................          --              1.584                    --
    Separate Account Charges 1.75% ..................................      13,464              1.582                21,296
    Separate Account Charges 1.85% ..................................          --              1.579                    --
    Separate Account Charges 1.90% ..................................      99,961              1.350               134,909
    Separate Account Charges 1.95% ..................................     236,023              1.576               372,082
    Separate Account Charges 2.05% ..................................          --              1.574                    --
    Separate Account Charges 2.10% ..................................      16,529              1.346                22,250
    Separate Account Charges 2.15% ..................................      22,267              1.571                34,985
    Separate Account Charges 2.25% ..................................          --              1.144                    --
    Separate Account Charges 2.35% ..................................          --              1.566                    --
  Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class II Shares
    Separate Account Charges 1.45% ..................................          --              1.096                    --
    Separate Account Charges 1.50% ..................................      96,996              1.096               106,294
    Separate Account Charges 1.55% ..................................      61,245              1.095                67,090
    Separate Account Charges 1.65% ..................................          --              1.095                    --
    Separate Account Charges 1.75% ..................................          --              1.094                    --
    Separate Account Charges 1.85% ..................................          --              1.093                    --
    Separate Account Charges 1.90% ..................................      54,270              1.092                59,284
    Separate Account Charges 1.95% ..................................      40,688              1.092                44,430
    Separate Account Charges 2.05% ..................................          --              1.091                    --
    Separate Account Charges 2.10% ..................................          --              1.091                    --
    Separate Account Charges 2.15% ..................................      12,267              1.090                13,374
    Separate Account Charges 2.25% ..................................          --              1.071                    --
    Separate Account Charges 2.35% ..................................          --              1.088                    --
  Pioneer Papp America-Pacific Rim Fund VCT - Class II Shares
    Separate Account Charges 1.45% ..................................          --              1.002                    --
    Separate Account Charges 1.50% ..................................       8,579              1.002                 8,596
    Separate Account Charges 1.55% ..................................          --              1.002                    --
    Separate Account Charges 1.65% ..................................          --              1.001                    --
    Separate Account Charges 1.75% ..................................          --              1.000                    --
    Separate Account Charges 1.85% ..................................          --              0.999                    --
    Separate Account Charges 1.90% ..................................      18,843              0.999                18,820
    Separate Account Charges 1.95% ..................................      41,462              0.998                41,396
    Separate Account Charges 2.05% ..................................          --              0.998                    --
    Separate Account Charges 2.10% ..................................          --              0.997                    --
    Separate Account Charges 2.15% ..................................       3,220              0.997                 3,210
    Separate Account Charges 2.25% ..................................          --              0.993                    --
    Separate Account Charges 2.35% ..................................          --              0.995                    --
  Pioneer Papp Small & Mid Cap Growth VCT Portfolio - Class II Shares
    Separate Account Charges 1.45% ..................................          --              1.075                    --
    Separate Account Charges 1.50% ..................................       8,266              1.074                 8,878
    Separate Account Charges 1.55% ..................................      27,027              1.074                29,019
    Separate Account Charges 1.65% ..................................          --              1.073                    --
    Separate Account Charges 1.75% ..................................          --              1.072                    --
    Separate Account Charges 1.85% ..................................          --              1.071                    --
    Separate Account Charges 1.90% ..................................      46,421              1.071                49,703
    Separate Account Charges 1.95% ..................................      59,182              1.070                63,342

                                                                                          DECEMBER 31, 2004
                                                                       -----------------------------------------------------
                                                                       ACCUMULATION            UNIT
                                                                           UNITS               VALUE            NET ASSETS
                                                                       --------------      -------------      --------------
Pioneer Variable Contracts Trust (continued)
Pioneer Papp Small & Mid Cap Growth VCT Portfolio - Class II Shares (continued)
  Separate Account Charges 2.05% ....................................          --             $1.069            $       --
  Separate Account Charges 2.10% ....................................          --              1.069                    --
  Separate Account Charges 2.15% ....................................       4,534              1.069                 4,846
  Separate Account Charges 2.25% ....................................          --              1.011                    --
  Separate Account Charges 2.35% ....................................          --              1.067                    --
Pioneer Real Estate Shares VCT Portfolio - Class II Shares
  Separate Account Charges 1.45% ....................................          --              1.684                    --
  Separate Account Charges 1.50% ....................................       8,334              1.470                12,250
  Separate Account Charges 1.55% ....................................      53,949              1.681                90,699
  Separate Account Charges 1.65% ....................................          --              1.678                    --
  Separate Account Charges 1.75% ....................................       9,713              1.676                16,275
  Separate Account Charges 1.85% ....................................          --              1.673                    --
  Separate Account Charges 1.90% ....................................      15,067              1.462                22,032
  Separate Account Charges 1.95% ....................................     237,566              1.670               396,742
  Separate Account Charges 2.05% ....................................          --              1.667                    --
  Separate Account Charges 2.10% ....................................      15,165              1.458                22,118
  Separate Account Charges 2.15% ....................................       1,506              1.664                 2,506
  Separate Account Charges 2.25% ....................................          --              1.309                    --
  Separate Account Charges 2.35% ....................................          --              1.659                    --
Pioneer Small Cap Value VCT Portfolio - Class II Shares
  Separate Account Charges 1.45% ....................................          --              1.602                    --
  Separate Account Charges 1.50% ....................................      19,408              1.300                25,230
  Separate Account Charges 1.55% ....................................      26,176              1.599                41,862
  Separate Account Charges 1.65% ....................................          --              1.597                    --
  Separate Account Charges 1.75% ....................................      13,226              1.594                21,081
  Separate Account Charges 1.85% ....................................          --              1.591                    --
  Separate Account Charges 1.90% ....................................      43,979              1.293                56,876
  Separate Account Charges 1.95% ....................................      92,868              1.589               147,532
  Separate Account Charges 2.05% ....................................          --              1.586                    --
  Separate Account Charges 2.10% ....................................      17,202              1.290                22,189
  Separate Account Charges 2.15% ....................................       1,337              1.583                 2,117
  Separate Account Charges 2.25% ....................................          --              1.155                    --
  Separate Account Charges 2.35% ....................................          --              1.578                    --
Pioneer Small Company VCT Portfolio - Class II Shares
  Separate Account Charges 1.45% ....................................          --              1.435                    --
  Separate Account Charges 1.50% ....................................          --              1.185                    --
  Separate Account Charges 1.55% ....................................          --              1.433                    --
  Separate Account Charges 1.65% ....................................          --              1.430                    --
  Separate Account Charges 1.75% ....................................          --              1.428                    --
  Separate Account Charges 1.85% ....................................          --              1.426                    --
  Separate Account Charges 1.90% ....................................      17,329              1.178                20,421
  Separate Account Charges 1.95% ....................................      61,193              1.423                87,093
  Separate Account Charges 2.05% ....................................          --              1.421                    --
  Separate Account Charges 2.10% ....................................          --              1.175                    --
  Separate Account Charges 2.15% ....................................         203              1.418                   289
  Separate Account Charges 2.25% ....................................          --              1.109                    --
  Separate Account Charges 2.35% ....................................          --              1.414                    --

                                                                                          DECEMBER 31, 2004
                                                                       -----------------------------------------------------
                                                                       ACCUMULATION            UNIT
                                                                           UNITS               VALUE            NET ASSETS
                                                                       --------------      -------------      --------------
Pioneer Variable Contracts Trust (continued)
Pioneer Strategic Income VCT Portfolio - Class II Shares
  Separate Account Charges 1.45% ....................................          --             $1.181            $       --
  Separate Account Charges 1.50% ....................................      15,869              1.144                18,151
  Separate Account Charges 1.55% ....................................     174,929              1.179               206,296
  Separate Account Charges 1.65% ....................................          --              1.177                    --
  Separate Account Charges 1.75% ....................................          --              1.175                    --
  Separate Account Charges 1.85% ....................................          --              1.173                    --
  Separate Account Charges 1.90% ....................................      34,387              1.138                39,130
  Separate Account Charges 1.95% ....................................     848,678              1.171               994,195
  Separate Account Charges 2.05% ....................................          --              1.169                    --
  Separate Account Charges 2.10% ....................................          --              1.135                    --
  Separate Account Charges 2.15% ....................................      23,552              1.168                27,498
  Separate Account Charges 2.25% ....................................          --              1.099                    --
  Separate Account Charges 2.35% ....................................          --              1.164                    --
Pioneer Value VCT Portfolio - Class II Shares
  Separate Account Charges 1.45% ....................................          --              1.309                    --
  Separate Account Charges 1.50% ....................................       8,757              1.205                10,550
  Separate Account Charges 1.55% ....................................      38,899              1.307                50,844
  Separate Account Charges 1.65% ....................................          --              1.305                    --
  Separate Account Charges 1.75% ....................................          --              1.303                    --
  Separate Account Charges 1.85% ....................................          --              1.301                    --
  Separate Account Charges 1.90% ....................................      37,401              1.198                44,824
  Separate Account Charges 1.95% ....................................     250,564              1.298               325,326
  Separate Account Charges 2.05% ....................................          --              1.296                    --
  Separate Account Charges 2.10% ....................................      18,123              1.195                21,664
  Separate Account Charges 2.15% ....................................         450              1.294                   582
  Separate Account Charges 2.25% ....................................          --              1.087                    --
  Separate Account Charges 2.35% ....................................          --              1.290                    --
  Putnam Variable Trust
  Putnam VT International Equity Fund - Class IB Shares
  Separate Account Charges 1.45% ....................................       1,272              1.482                 1,885
  Separate Account Charges 1.50% ....................................          --              1.297                    --
  Separate Account Charges 1.55% ....................................          --              1.480                    --
  Separate Account Charges 1.65% ....................................          --              1.478                    --
  Separate Account Charges 1.75% ....................................          --              1.475                    --
  Separate Account Charges 1.85% ....................................      42,749              1.473                62,953
  Separate Account Charges 1.90% ....................................          --              1.290                    --
  Separate Account Charges 1.95% ....................................       3,230              1.470                 4,749
  Separate Account Charges 2.05% ....................................          --              1.468                    --
  Separate Account Charges 2.10% ....................................          --              1.287                    --
  Separate Account Charges 2.15% ....................................          --              1.465                    --
  Separate Account Charges 2.25% ....................................          --              1.160                    --
  Separate Account Charges 2.35% ....................................          --              1.460                    --

                                                                                          DECEMBER 31, 2004
                                                                       -----------------------------------------------------
                                                                       ACCUMULATION            UNIT
                                                                           UNITS               VALUE            NET ASSETS
                                                                       --------------      -------------      --------------
Putnam Variable Trust (continued)
  Putnam VT Small Cap Value Fund - Class IB Shares
    Separate Account Charges 1.45% ..................................      42,677             $1.780            $   75,969
    Separate Account Charges 1.50% ..................................          --              1.434                    --
    Separate Account Charges 1.55% ..................................      23,791              1.777                42,279
    Separate Account Charges 1.65% ..................................          --              1.774                    --
    Separate Account Charges 1.75% ..................................          --              1.771                    --
    Separate Account Charges 1.85% ..................................      75,102              1.768               132,796
    Separate Account Charges 1.90% ..................................          --              1.427                    --
    Separate Account Charges 1.95% ..................................      32,407              1.765                57,206
    Separate Account Charges 2.05% ..................................       6,528              1.762                11,503
    Separate Account Charges 2.10% ..................................          --              1.423                    --
    Separate Account Charges 2.15% ..................................      14,934              1.759                26,274
    Separate Account Charges 2.25% ..................................          --              1.194                    --
    Separate Account Charges 2.35% ..................................          --              1.753                    --

    Salomon Brothers Variable Series Funds Inc.
  All Cap Fund - Class I
    Separate Account Charges 1.45% ..................................      18,421              1.400                25,791
    Separate Account Charges 1.50% ..................................          --              1.185                    --
    Separate Account Charges 1.55% ..................................      12,599              1.398                17,611
    Separate Account Charges 1.65% ..................................          --              1.395                    --
    Separate Account Charges 1.75% ..................................       3,216              1.393                 4,480
    Separate Account Charges 1.85% ..................................     125,494              1.391               174,535
    Separate Account Charges 1.90% ..................................          --              1.179                    --
    Separate Account Charges 1.95% ..................................     157,285              1.388               218,383
    Separate Account Charges 2.05% ..................................          --              1.386                    --
    Separate Account Charges 2.10% ..................................          --              1.176                    --
    Separate Account Charges 2.15% ..................................         275              1.384                   380
    Separate Account Charges 2.25% ..................................          --              1.058                    --
    Separate Account Charges 2.35% ..................................          --              1.379                    --
  Investors Fund - Class I
    Separate Account Charges 1.45% ..................................      21,357              1.387                29,622
    Separate Account Charges 1.50% ..................................          --              1.216                    --
    Separate Account Charges 1.55% ..................................      31,394              1.385                43,470
    Separate Account Charges 1.65% ..................................          --              1.382                    --
    Separate Account Charges 1.75% ..................................          --              1.380                    --
    Separate Account Charges 1.85% ..................................     161,245              1.378               222,156
    Separate Account Charges 1.90% ..................................          --              1.209                    --
    Separate Account Charges 1.95% ..................................      38,512              1.375                52,972
    Separate Account Charges 2.05% ..................................       3,606              1.373                 4,952
    Separate Account Charges 2.10% ..................................          --              1.206                    --
    Separate Account Charges 2.15% ..................................          --              1.371                    --
    Separate Account Charges 2.25% ..................................          --              1.080                    --
    Separate Account Charges 2.35% ..................................          --              1.366                    --
  Large Cap Growth Fund - Class I
    Separate Account Charges 1.45% ..................................     147,318              1.297               191,059
    Separate Account Charges 1.50% ..................................          --              1.089                    --
    Separate Account Charges 1.55% ..................................      22,673              1.295                29,355
    Separate Account Charges 1.65% ..................................          --              1.293                    --
    Separate Account Charges 1.75% ..................................       3,293              1.290                 4,249
    Separate Account Charges 1.85% ..................................      34,345              1.288                44,244

                                                                                          DECEMBER 31, 2004
                                                                       -----------------------------------------------------
                                                                       ACCUMULATION            UNIT
                                                                           UNITS               VALUE            NET ASSETS
                                                                       --------------      -------------      --------------
Salomon Brothers Variable Series Funds Inc. (continued)
  Large Cap Growth Fund - Class I (continued)
    Separate Account Charges 1.90% ..................................          --             $1.084            $       --
    Separate Account Charges 1.95% ..................................      80,391              1.286               103,391
    Separate Account Charges 2.05% ..................................       1,333              1.284                 1,712
    Separate Account Charges 2.10% ..................................          --              1.081                    --
    Separate Account Charges 2.15% ..................................      69,345              1.282                88,885
    Separate Account Charges 2.25% ..................................          --              0.991                    --
    Separate Account Charges 2.35% ..................................       4,379              1.278                 5,595
  Small Cap Growth Fund - Class I
    Separate Account Charges 1.45% ..................................      13,585              1.624                22,058
    Separate Account Charges 1.50% ..................................          --              1.264                    --
    Separate Account Charges 1.55% ..................................      38,605              1.621                62,577
    Separate Account Charges 1.65% ..................................          --              1.618                    --
    Separate Account Charges 1.75% ..................................          --              1.615                    --
    Separate Account Charges 1.85% ..................................     100,647              1.613               162,326
    Separate Account Charges 1.90% ..................................          --              1.258                    --
    Separate Account Charges 1.95% ..................................     153,104              1.610               246,515
    Separate Account Charges 2.05% ..................................       3,561              1.607                 5,724
    Separate Account Charges 2.10% ..................................          --              1.255                    --
    Separate Account Charges 2.15% ..................................     158,042              1.605               253,617
    Separate Account Charges 2.25% ..................................          --              1.167                    --
    Separate Account Charges 2.35% ..................................       4,243              1.599                 6,786
  Total Return Fund - Class II
    Separate Account Charges 1.45% ..................................          --              1.193                    --
    Separate Account Charges 1.50% ..................................       9,357              1.135                10,618
    Separate Account Charges 1.55% ..................................      74,720              1.191                88,975
    Separate Account Charges 1.65% ..................................          --              1.189                    --
    Separate Account Charges 1.75% ..................................          --              1.187                    --
    Separate Account Charges 1.85% ..................................          --              1.185                    --
    Separate Account Charges 1.90% ..................................      24,229              1.129                27,352
    Separate Account Charges 1.95% ..................................     267,186              1.183               316,044
    Separate Account Charges 2.05% ..................................          --              1.181                    --
    Separate Account Charges 2.10% ..................................          --              1.126                    --
    Separate Account Charges 2.15% ..................................         241              1.179                   284
    Separate Account Charges 2.25% ..................................          --              1.054                    --
    Separate Account Charges 2.35% ..................................          --              1.175                    --

The Travelers Series Trust
  Convertible Securities Portfolio
    Separate Account Charges 1.45% ..................................       3,299              1.196                 3,946
    Separate Account Charges 1.50% ..................................          --              1.127                    --
    Separate Account Charges 1.55% ..................................      63,779              1.194                76,153
    Separate Account Charges 1.65% ..................................          --              1.192                    --
    Separate Account Charges 1.75% ..................................          --              1.190                    --
    Separate Account Charges 1.85% ..................................      43,059              1.188                51,156
    Separate Account Charges 1.90% ..................................          --              1.121                    --
    Separate Account Charges 1.95% ..................................      59,172              1.186                70,179
    Separate Account Charges 2.05% ..................................       4,441              1.184                 5,258
    Separate Account Charges 2.10% ..................................          --              1.118                    --
    Separate Account Charges 2.15% ..................................          --              1.182                    --
    Separate Account Charges 2.25% ..................................          --              1.043                    --
    Separate Account Charges 2.35% ..................................          --              1.178                    --

                                                                                          DECEMBER 31, 2004
                                                                       -----------------------------------------------------
                                                                       ACCUMULATION            UNIT
                                                                           UNITS               VALUE            NET ASSETS
                                                                       --------------      -------------      --------------
The Travelers Series Trust (continued)
  Disciplined Mid Cap Stock Portfolio
    Separate Account Charges 1.45% ..................................      32,126             $1.493            $   47,958
    Separate Account Charges 1.50% ..................................          --              1.264                    --
    Separate Account Charges 1.55% ..................................      81,431              1.490               121,360
    Separate Account Charges 1.65% ..................................          --              1.488                    --
    Separate Account Charges 1.75% ..................................          --              1.485                    --
    Separate Account Charges 1.85% ..................................     128,859              1.483               191,081
    Separate Account Charges 1.90% ..................................          --              1.258                    --
    Separate Account Charges 1.95% ..................................      42,350              1.480                62,694
    Separate Account Charges 2.05% ..................................          --              1.478                    --
    Separate Account Charges 2.10% ..................................          --              1.255                    --
    Separate Account Charges 2.15% ..................................          --              1.475                    --
    Separate Account Charges 2.25% ..................................          --              1.120                    --
    Separate Account Charges 2.35% ..................................          --              1.470                    --
  Equity Income Portfolio
    Separate Account Charges 1.45% ..................................      50,618              1.338                67,751
    Separate Account Charges 1.50% ..................................          --              1.194                    --
    Separate Account Charges 1.55% ..................................     149,482              1.336               199,744
    Separate Account Charges 1.65% ..................................          --              1.334                    --
    Separate Account Charges 1.75% ..................................          --              1.332                    --
    Separate Account Charges 1.85% ..................................     158,224              1.330               210,363
    Separate Account Charges 1.90% ..................................          --              1.187                    --
    Separate Account Charges 1.95% ..................................     305,326              1.327               405,262
    Separate Account Charges 2.05% ..................................          --              1.325                    --
    Separate Account Charges 2.10% ..................................          --              1.184                    --
    Separate Account Charges 2.15% ..................................          --              1.323                    --
    Separate Account Charges 2.25% ..................................          --              1.103                    --
    Separate Account Charges 2.35% ..................................          --              1.318                    --
  Federated High Yield Portfolio
    Separate Account Charges 1.45% ..................................       5,321              1.207                 6,424
    Separate Account Charges 1.50% ..................................          --              1.147                    --
    Separate Account Charges 1.55% ..................................      20,766              1.205                25,027
    Separate Account Charges 1.65% ..................................          --              1.203                    --
    Separate Account Charges 1.75% ..................................       2,954              1.201                 3,549
    Separate Account Charges 1.85% ..................................     120,457              1.199               144,445
    Separate Account Charges 1.90% ..................................          --              1.141                    --
    Separate Account Charges 1.95% ..................................     228,788              1.197               273,895
    Separate Account Charges 2.05% ..................................      11,358              1.195                13,574
    Separate Account Charges 2.10% ..................................          --              1.138                    --
    Separate Account Charges 2.15% ..................................       2,537              1.193                 3,027
    Separate Account Charges 2.25% ..................................          --              1.079                    --
    Separate Account Charges 2.35% ..................................          --              1.189                    --
  Federated Stock Portfolio
    Separate Account Charges 1.45% ..................................       2,677              1.364                 3,652
    Separate Account Charges 1.50% ..................................          --              1.231                    --
    Separate Account Charges 1.55% ..................................       2,040              1.362                 2,778
    Separate Account Charges 1.65% ..................................          --              1.360                    --
    Separate Account Charges 1.75% ..................................          --              1.358                    --
    Separate Account Charges 1.85% ..................................      88,981              1.355               120,599
    Separate Account Charges 1.90% ..................................          --              1.224                    --
    Separate Account Charges 1.95% ..................................      38,605              1.353                52,238

                                                                                          DECEMBER 31, 2004
                                                                       -----------------------------------------------------
                                                                       ACCUMULATION            UNIT
                                                                           UNITS               VALUE            NET ASSETS
                                                                       --------------      -------------      --------------
The Travelers Series Trust (continued)
Federated Stock Portfolio (continued)
  Separate Account Charges 2.05% ....................................          --             $1.351            $       --
  Separate Account Charges 2.10% ....................................          --              1.221                    --
  Separate Account Charges 2.15% ....................................       9,849              1.349                13,281
  Separate Account Charges 2.25% ....................................          --              1.080                    --
  Separate Account Charges 2.35% ....................................          --              1.344                    --
Large Cap Portfolio
  Separate Account Charges 1.45% ....................................      86,954              1.249               108,602
  Separate Account Charges 1.50% ....................................          --              1.135                    --
  Separate Account Charges 1.55% ....................................       2,620              1.247                 3,267
  Separate Account Charges 1.65% ....................................          --              1.245                    --
  Separate Account Charges 1.75% ....................................          --              1.243                    --
  Separate Account Charges 1.85% ....................................     118,689              1.241               147,248
  Separate Account Charges 1.90% ....................................          --              1.130                    --
  Separate Account Charges 1.95% ....................................     101,643              1.239               125,889
  Separate Account Charges 2.05% ....................................          --              1.236                    --
  Separate Account Charges 2.10% ....................................          --              1.127                    --
  Separate Account Charges 2.15% ....................................      91,451              1.234               112,889
  Separate Account Charges 2.25% ....................................          --              1.049                    --
  Separate Account Charges 2.35% ....................................          --              1.230                    --
Lazard International Stock Portfolio
  Separate Account Charges 1.45% ....................................         340              1.446                   492
  Separate Account Charges 1.50% ....................................          --              1.289                    --
  Separate Account Charges 1.55% ....................................       2,149              1.443                 3,101
  Separate Account Charges 1.65% ....................................       3,601              1.441                 5,188
  Separate Account Charges 1.75% ....................................          --              1.438                    --
  Separate Account Charges 1.85% ....................................      55,863              1.436                80,213
  Separate Account Charges 1.90% ....................................          --              1.282                    --
  Separate Account Charges 1.95% ....................................     100,973              1.433               144,743
  Separate Account Charges 2.05% ....................................       4,169              1.431                 5,966
  Separate Account Charges 2.10% ....................................          --              1.279                    --
  Separate Account Charges 2.15% ....................................          --              1.429                    --
  Separate Account Charges 2.25% ....................................          --              1.146                    --
  Separate Account Charges 2.35% ....................................       6,836              1.424                 9,734
Merrill Lynch Large Cap Core Portfolio
  Separate Account Charges 1.45% ....................................      31,912              1.328                42,368
  Separate Account Charges 1.50% ....................................          --              1.210                    --
  Separate Account Charges 1.55% ....................................       4,107              1.325                 5,443
  Separate Account Charges 1.65% ....................................          --              1.323                    --
  Separate Account Charges 1.75% ....................................          --              1.321                    --
  Separate Account Charges 1.85% ....................................     116,929              1.319               154,205
  Separate Account Charges 1.90% ....................................          --              1.204                    --
  Separate Account Charges 1.95% ....................................     169,721              1.317               223,453
  Separate Account Charges 2.05% ....................................       9,056              1.314                11,903
  Separate Account Charges 2.10% ....................................          --              1.200                    --
  Separate Account Charges 2.15% ....................................      24,519              1.312                32,173
  Separate Account Charges 2.25% ....................................          --              1.125                    --
  Separate Account Charges 2.35% ....................................          --              1.308                    --

                                                                                          DECEMBER 31, 2004
                                                                       -----------------------------------------------------
                                                                       ACCUMULATION            UNIT
                                                                           UNITS               VALUE            NET ASSETS
                                                                       --------------      -------------      --------------
The Travelers Series Trust (continued)
  MFS Emerging Growth Portfolio
    Separate Account Charges 1.45% ..................................          --             $1.331            $       --
    Separate Account Charges 1.50% ..................................          --              1.171                    --
    Separate Account Charges 1.55% ..................................      18,644              1.329                24,770
    Separate Account Charges 1.65% ..................................          --              1.326                    --
    Separate Account Charges 1.75% ..................................          --              1.324                    --
    Separate Account Charges 1.85% ..................................      12,041              1.322                15,918
    Separate Account Charges 1.90% ..................................          --              1.165                    --
    Separate Account Charges 1.95% ..................................      35,297              1.320                46,582
    Separate Account Charges 2.05% ..................................          --              1.317                    --
    Separate Account Charges 2.10% ..................................          --              1.162                    --
    Separate Account Charges 2.15% ..................................       2,386              1.315                 3,138
    Separate Account Charges 2.25% ..................................          --              1.082                    --
    Separate Account Charges 2.35% ..................................          --              1.311                    --
  MFS Mid Cap Growth Portfolio
    Separate Account Charges 1.45% ..................................      12,893              1.443                18,603
    Separate Account Charges 1.50% ..................................          --              1.192                    --
    Separate Account Charges 1.55% ..................................       2,151              1.440                 3,099
    Separate Account Charges 1.65% ..................................          --              1.438                    --
    Separate Account Charges 1.75% ..................................          --              1.436                    --
    Separate Account Charges 1.85% ..................................      39,384              1.433                56,448
    Separate Account Charges 1.90% ..................................          --              1.186                    --
    Separate Account Charges 1.95% ..................................      60,927              1.431                87,177
    Separate Account Charges 2.05% ..................................          --              1.428                    --
    Separate Account Charges 2.10% ..................................          --              1.183                    --
    Separate Account Charges 2.15% ..................................      32,738              1.426                46,688
    Separate Account Charges 2.25% ..................................          --              1.074                    --
    Separate Account Charges 2.35% ..................................          --              1.421                    --
  MFS Value Portfolio
    Separate Account Charges 1.45% ..................................         232              1.112                   258
    Separate Account Charges 1.50% ..................................          --              1.112                    --
    Separate Account Charges 1.55% ..................................          --              1.112                    --
    Separate Account Charges 1.65% ..................................          --              1.111                    --
    Separate Account Charges 1.75% ..................................          --              1.110                    --
    Separate Account Charges 1.85% ..................................      18,861              1.109                20,924
    Separate Account Charges 1.90% ..................................          --              1.109                    --
    Separate Account Charges 1.95% ..................................       7,576              1.109                 8,400
    Separate Account Charges 2.05% ..................................          --              1.108                    --
    Separate Account Charges 2.10% ..................................          --              1.107                    --
    Separate Account Charges 2.15% ..................................          --              1.107                    --
    Separate Account Charges 2.25% ..................................          --              1.127                    --
    Separate Account Charges 2.35% ..................................          --              1.106                    --
  Pioneer Fund Portfolio
    Separate Account Charges 1.45% ..................................          74              1.306                    97
    Separate Account Charges 1.50% ..................................          --              1.199                    --
    Separate Account Charges 1.55% ..................................          --              1.304                    --
    Separate Account Charges 1.65% ..................................          --              1.302                    --
    Separate Account Charges 1.75% ..................................          --              1.300                    --
    Separate Account Charges 1.85% ..................................       3,416              1.297                 4,431
    Separate Account Charges 1.90% ..................................          --              1.193                    --
    Separate Account Charges 1.95% ..................................      12,601              1.295                16,321

                                                                                          DECEMBER 31, 2004
                                                                       -----------------------------------------------------
                                                                       ACCUMULATION            UNIT
                                                                           UNITS               VALUE            NET ASSETS
                                                                       --------------      -------------      --------------
The Travelers Series Trust (continued)
Pioneer Fund Portfolio (continued)
  Separate Account Charges 2.05% ....................................          --             $1.293            $       --
  Separate Account Charges 2.10% ....................................          --              1.190                    --
  Separate Account Charges 2.15% ....................................          --              1.291                    --
  Separate Account Charges 2.25% ....................................          --              1.094                    --
Separate Account Charges 2.35% ......................................          --              1.287                    --
  Social Awareness Stock Portfolio
  Separate Account Charges 1.45% ....................................       6,939              1.047                 7,264
  Separate Account Charges 1.50% ....................................          --              1.047                    --
  Separate Account Charges 1.55% ....................................          --              1.046                    --
  Separate Account Charges 1.65% ....................................          --              1.045                    --
  Separate Account Charges 1.75% ....................................          --              1.045                    --
  Separate Account Charges 1.85% ....................................          --              1.044                    --
  Separate Account Charges 1.90% ....................................          --              1.044                    --
  Separate Account Charges 1.95% ....................................          --              1.043                    --
  Separate Account Charges 2.05% ....................................          --              1.043                    --
  Separate Account Charges 2.10% ....................................          --              1.042                    --
  Separate Account Charges 2.15% ....................................          --              1.042                    --
  Separate Account Charges 2.25% ....................................          --              1.076                    --
  Separate Account Charges 2.35% ....................................          --              1.040                    --
Travelers Quality Bond Portfolio
  Separate Account Charges 1.45% ....................................     282,079              1.034               291,785
  Separate Account Charges 1.50% ....................................          --              1.032                    --
  Separate Account Charges 1.55% ....................................      36,710              1.033                37,910
  Separate Account Charges 1.65% ....................................          --              1.031                    --
  Separate Account Charges 1.75% ....................................          --              1.029                    --
  Separate Account Charges 1.85% ....................................      86,898              1.027                89,288
  Separate Account Charges 1.90% ....................................          --              1.027                    --
  Separate Account Charges 1.95% ....................................     383,445              1.026               393,326
  Separate Account Charges 2.05% ....................................      13,616              1.024                13,944
  Separate Account Charges 2.10% ....................................          --              1.024                    --
  Separate Account Charges 2.15% ....................................          --              1.022                    --
  Separate Account Charges 2.25% ....................................          --              1.032                    --
  Separate Account Charges 2.35% ....................................          --              1.019                    --
U.S. Government Securities Portfolio
  Separate Account Charges 1.45% ....................................      23,885              1.048                25,020
  Separate Account Charges 1.50% ....................................          --              1.047                    --
  Separate Account Charges 1.55% ....................................          --              1.047                    --
  Separate Account Charges 1.65% ....................................          --              1.046                    --
  Separate Account Charges 1.75% ....................................          --              1.045                    --
  Separate Account Charges 1.85% ....................................     116,718              1.045               121,934
  Separate Account Charges 1.90% ....................................          --              1.044                    --
  Separate Account Charges 1.95% ....................................         504              1.044                   526
  Separate Account Charges 2.05% ....................................       3,767              1.043                 3,930
  Separate Account Charges 2.10% ....................................          --              1.043                    --
  Separate Account Charges 2.15% ....................................          --              1.043                    --
  Separate Account Charges 2.25% ....................................          --              1.073                    --
  Separate Account Charges 2.35% ....................................          --              1.041                    --

                                                                                          DECEMBER 31, 2004
                                                                       -----------------------------------------------------
                                                                       ACCUMULATION            UNIT
                                                                           UNITS               VALUE            NET ASSETS
                                                                       --------------      -------------      --------------
Travelers Series Fund Inc.
  AIM Capital Appreciation Portfolio
    Separate Account Charges 1.45% ..................................      11,841             $1.288            $   15,250
    Separate Account Charges 1.50% ..................................          --              1.135                    --
    Separate Account Charges 1.55% ..................................       2,050              1.286                 2,635
    Separate Account Charges 1.65% ..................................          --              1.283                    --
    Separate Account Charges 1.75% ..................................          --              1.281                    --
    Separate Account Charges 1.85% ..................................       9,313              1.279                11,913
    Separate Account Charges 1.90% ..................................          --              1.129                    --
    Separate Account Charges 1.95% ..................................      11,734              1.277                14,985
    Separate Account Charges 2.05% ..................................          --              1.275                    --
    Separate Account Charges 2.10% ..................................          --              1.126                    --
    Separate Account Charges 2.15% ..................................          --              1.273                    --
    Separate Account Charges 2.25% ..................................          --              1.055                    --
    Separate Account Charges 2.35% ..................................          --              1.269                    --
  MFS Total Return Portfolio
    Separate Account Charges 1.45% ..................................     146,167              1.238               180,973
    Separate Account Charges 1.50% ..................................          --              1.166                    --
    Separate Account Charges 1.55% ..................................     131,869              1.236               162,998
    Separate Account Charges 1.65% ..................................       3,929              1.234                 4,849
    Separate Account Charges 1.75% ..................................       1,901              1.232                 2,342
    Separate Account Charges 1.85% ..................................     414,664              1.230               509,972
    Separate Account Charges 1.90% ..................................          --              1.160                    --
    Separate Account Charges 1.95% ..................................     697,939              1.228               856,921
    Separate Account Charges 2.05% ..................................       4,688              1.226                 5,746
    Separate Account Charges 2.10% ..................................          --              1.157                    --
    Separate Account Charges 2.15% ..................................      56,755              1.224                69,450
    Separate Account Charges 2.25% ..................................          --              1.096                    --
    Separate Account Charges 2.35% ..................................          --              1.220                    --
  Pioneer Strategic Income Portfolio
    Separate Account Charges 1.45% ..................................     228,536              1.086               248,303
    Separate Account Charges 1.50% ..................................          --              1.086                    --
    Separate Account Charges 1.55% ..................................       4,952              1.086                 5,377
    Separate Account Charges 1.65% ..................................          --              1.085                    --
    Separate Account Charges 1.75% ..................................          --              1.084                    --
    Separate Account Charges 1.85% ..................................      52,334              1.084                56,706
    Separate Account Charges 1.90% ..................................          --              1.083                    --
    Separate Account Charges 1.95% ..................................      44,517              1.083                48,203
    Separate Account Charges 2.05% ..................................       6,561              1.082                 7,100
    Separate Account Charges 2.10% ..................................          --              1.082                    --
    Separate Account Charges 2.15% ..................................          --              1.081                    --
    Separate Account Charges 2.25% ..................................          --              1.104                    --
    Separate Account Charges 2.35% ..................................          --              1.080                    --
  SB Adjustable Rate Income Portfolio - Class I Shares
    Separate Account Charges 1.45% ..................................          --              0.996                    --
    Separate Account Charges 1.50% ..................................          --              0.996                    --
    Separate Account Charges 1.55% ..................................       8,860              0.995                 8,816
    Separate Account Charges 1.65% ..................................          --              0.994                    --
    Separate Account Charges 1.75% ..................................          --              0.992                    --
    Separate Account Charges 1.85% ..................................       4,481              0.991                 4,441
    Separate Account Charges 1.90% ..................................          --              0.990                    --
    Separate Account Charges 1.95% ..................................      41,915              0.990                41,489

                                                                                          DECEMBER 31, 2004
                                                                       -----------------------------------------------------
                                                                       ACCUMULATION            UNIT
                                                                           UNITS               VALUE            NET ASSETS
                                                                       --------------      -------------      --------------
Travelers Series Fund Inc. (continued)
  SB Adjustable Rate Income Portfolio - Class I Shares (continued)
    Separate Account Charges 2.05% ..................................       5,046             $0.989            $    4,988
    Separate Account Charges 2.10% ..................................          --              0.988                    --
    Separate Account Charges 2.15% ..................................          --              0.987                    --
    Separate Account Charges 2.25% ..................................          --              0.998                    --
    Separate Account Charges 2.35% ..................................          --              0.985                    --
  Strategic Equity Portfolio
    Separate Account Charges 1.45% ..................................          --              1.336                    --
    Separate Account Charges 1.50% ..................................          --              1.162                    --
    Separate Account Charges 1.55% ..................................          --              1.334                    --
    Separate Account Charges 1.65% ..................................          --              1.331                    --
    Separate Account Charges 1.75% ..................................          --              1.329                    --
    Separate Account Charges 1.85% ..................................      10,950              1.327                14,530
    Separate Account Charges 1.90% ..................................          --              1.156                    --
    Separate Account Charges 1.95% ..................................      28,511              1.325                37,770
    Separate Account Charges 2.05% ..................................          --              1.323                    --
    Separate Account Charges 2.10% ..................................          --              1.153                    --
    Separate Account Charges 2.15% ..................................       8,668              1.320                11,445
    Separate Account Charges 2.25% ..................................          --              1.098                    --
    Separate Account Charges 2.35% ..................................          --              1.316                    --

Van Kampen Life Investment Trust
  Comstock Portfolio - Class II Shares
    Separate Account Charges 1.45% ..................................       7,312              1.461                10,680
    Separate Account Charges 1.50% ..................................          --              1.280                    --
    Separate Account Charges 1.55% ..................................      14,305              1.458                20,860
    Separate Account Charges 1.65% ..................................          --              1.456                    --
    Separate Account Charges 1.75% ..................................          --              1.453                    --
    Separate Account Charges 1.85% ..................................     125,675              1.451               182,338
    Separate Account Charges 1.90% ..................................          --              1.274                    --
    Separate Account Charges 1.95% ..................................     188,616              1.448               273,197
    Separate Account Charges 2.05% ..................................          --              1.446                    --
    Separate Account Charges 2.10% ..................................          --              1.270                    --
    Separate Account Charges 2.15% ..................................      32,088              1.444                46,322
    Separate Account Charges 2.25% ..................................          --              1.132                    --
    Separate Account Charges 2.35% ..................................          --              1.439                    --
  Enterprise Portfolio - Class II Shares
    Separate Account Charges 1.45% ..................................          --              1.216                    --
    Separate Account Charges 1.50% ..................................          --              1.107                    --
    Separate Account Charges 1.55% ..................................          --              1.214                    --
    Separate Account Charges 1.65% ..................................          --              1.212                    --
    Separate Account Charges 1.75% ..................................          --              1.210                    --
    Separate Account Charges 1.85% ..................................          --              1.208                    --
    Separate Account Charges 1.90% ..................................          --              1.101                    --
    Separate Account Charges 1.95% ..................................      23,247              1.206                28,033
    Separate Account Charges 2.05% ..................................          --              1.204                    --
    Separate Account Charges 2.10% ..................................          --              1.098                    --
    Separate Account Charges 2.15% ..................................          --              1.202                    --
    Separate Account Charges 2.25% ..................................          --              1.038                    --
    Separate Account Charges 2.35% ..................................          --              1.198                    --

                                                                                          DECEMBER 31, 2004
                                                                       -----------------------------------------------------
                                                                       ACCUMULATION            UNIT
                                                                           UNITS               VALUE            NET ASSETS
                                                                       --------------      -------------      --------------
Variable Insurance Products Fund II
  Contrafund(R) Portfolio - Service Class 2
    Separate Account Charges 1.45% ..................................      20,924             $1.408            $   29,468
    Separate Account Charges 1.50% ..................................          --              1.245                    --
    Separate Account Charges 1.55% ..................................      67,973              1.406                95,569
    Separate Account Charges 1.65% ..................................          --              1.404                    --
    Separate Account Charges 1.75% ..................................       1,744              1.401                 2,443
    Separate Account Charges 1.85% ..................................     115,023              1.399               160,912
    Separate Account Charges 1.90% ..................................          --              1.239                    --
    Separate Account Charges 1.95% ..................................     336,428              1.397               469,859
    Separate Account Charges 2.05% ..................................      12,353              1.394                17,223
    Separate Account Charges 2.10% ..................................          --              1.236                    --
    Separate Account Charges 2.15% ..................................      56,494              1.392                78,636
    Separate Account Charges 2.25% ..................................          --              1.108                    --
    Separate Account Charges 2.35% ..................................          --              1.387                    --

Variable Insurance Products Fund III
  Dynamic Capital Appreciation Portfolio - Service Class 2
    Separate Account Charges 1.45% ..................................      10,278              1.184                12,171
    Separate Account Charges 1.50% ..................................          --              1.079                    --
    Separate Account Charges 1.55% ..................................      19,447              1.182                22,990
    Separate Account Charges 1.65% ..................................          --              1.180                    --
    Separate Account Charges 1.75% ..................................          --              1.178                    --
    Separate Account Charges 1.85% ..................................          --              1.176                    --
    Separate Account Charges 1.90% ..................................          --              1.074                    --
    Separate Account Charges 1.95% ..................................      10,861              1.174                12,754
    Separate Account Charges 2.05% ..................................          --              1.172                    --
    Separate Account Charges 2.10% ..................................          --              1.071                    --
    Separate Account Charges 2.15% ..................................      74,996              1.170                87,772
    Separate Account Charges 2.25% ..................................          --              1.040                    --
    Separate Account Charges 2.35% ..................................       4,895              1.166                 5,710
  Mid Cap Portfolio - Service Class 2
    Separate Account Charges 1.45% ..................................      62,131              1.735               107,794
    Separate Account Charges 1.50% ..................................          --              1.403                    --
    Separate Account Charges 1.55% ..................................      66,031              1.732               114,368
    Separate Account Charges 1.65% ..................................       3,090              1.729                 5,342
    Separate Account Charges 1.75% ..................................       2,264              1.726                 3,908
    Separate Account Charges 1.85% ..................................     161,983              1.723               279,157
    Separate Account Charges 1.90% ..................................          --              1.396                    --
    Separate Account Charges 1.95% ..................................     278,559              1.720               479,253
    Separate Account Charges 2.05% ..................................       3,804              1.718                 6,533
    Separate Account Charges 2.10% ..................................          --              1.392                    --
    Separate Account Charges 2.15% ..................................      52,680              1.715                90,332
    Separate Account Charges 2.25% ..................................          --              1.228                    --
    Separate Account Charges 2.35% ..................................       4,277              1.709                 7,310
                                                                                                               -----------

Net Contract Owners' Equity .........................................                                          $57,158,057
                                                                                                               ===========

6.   STATEMENT OF INVETSMENTS

                                                                                      FOR THE YEAR ENDED DECEMBER 31, 2004
                                                                           ---------------------------------------------------------

INVESTMENTS                                                                   NO. OF        MARKET          COST OF       PROCEEDS
                                                                              SHARES         VALUE         PURCHASES     FROM SALES
                                                                           ------------   ------------   ------------   ------------
Capital Appreciation Fund (0.3%)
    Total (Cost $126,414)                                                         2,273   $    150,513   $    105,458   $      1,210
                                                                           ------------   ------------   ------------   ------------

HIGH YIELD BOND TRUST (0.4%)
    Total (Cost $267,066)                                                        25,803        255,711        269,129          1,998
                                                                           ------------   ------------   ------------   ------------

MANAGED ASSETS TRUST (0.3%)

    Total (Cost $138,973)                                                         8,649        144,179        140,200          1,268
                                                                           ------------   ------------   ------------   ------------

MONEY MARKET PORTFOLIO (2.7%)
      Total (Cost $1,534,477)                                                 1,534,477      1,534,477      2,636,263      1,290,358
                                                                           ------------   ------------   ------------   ------------

AIM VARIABLE INSURANCE FUNDS, INC. (1.0%)
  AIM V.I. Capital Appreciation Fund - Series II (Cost $356,335)                 17,206        387,125        376,681         59,240
  AIM V.I. Mid Cap Core Equity Fund - Series II (Cost $204,912)                  16,313        212,728        188,780          3,899
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $561,247)                                                        33,519        599,853        565,461         63,139
                                                                           ------------   ------------   ------------   ------------

ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC. (0.1%)
  AllianceBernstein Premier Growth Portfolio - Class B

    Total (Cost $45,195)                                                          2,176         50,299         20,711            616
                                                                           ------------   ------------   ------------   ------------

AMERICAN FUNDS INSURANCE SERIES (26.7%)
  Global Growth Fund - Class 2 Shares (Cost $1,605,383)                         106,531      1,835,523      1,291,275        102,572
  Growth Fund - Class 2 Shares (Cost $5,403,595)                                119,171      6,089,661      4,210,596        220,118
  Growth-Income Fund - Class 2 Shares (Cost $6,732,000)                         200,929      7,362,028      5,475,362        404,961
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $13,740,978)                                                    426,631     15,287,212     10,977,233        727,651
                                                                           ------------   ------------   ------------   ------------

DELAWARE VIP TRUST (2.7%)
  Delaware VIP REIT Series - Standard Class

    Total (Cost $1,259,486)                                                      81,260      1,550,448      1,058,234         37,024
                                                                           ------------   ------------   ------------   ------------

DREYFUS VARIABLE INVESTMENT FUND (0.7%)
  Dreyfus VIF Appreciation Portfolio - Initial Shares (Cost $105,195)             3,196        113,665         38,283          6,357
  Dreyfus VIF Developing Leaders Portfolio - Initial Shares
    (Cost $259,233)                                                               6,803        282,667        210,134          4,285
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $364,428)                                                         9,999        396,332        248,417         10,642
                                                                           ------------   ------------   ------------   ------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (8.1%)
  Franklin Rising Dividends Securities Fund - Class 2 Shares
     (Cost $1,530,895)                                                           93,281      1,633,356      1,630,280        157,505
  Franklin Small Cap Fund - Class 2 Shares (Cost $555,229)                       31,306        608,280        546,738         11,573
  Mutual Shares Securities Fund - Class 2 Shares (Cost $565,263)                 37,892        630,525        429,829         16,307
  Templeton Developing Markets Securities Fund - Class 2 Shares
     (Cost $247,873)                                                             34,611        300,075        207,278          2,157
  Templeton Foreign Securities Fund - Class 2 Shares (Cost $682,882)             53,693        770,497        716,137         47,729
  Templeton Growth Securities Fund - Class 2 Shares (Cost $599,678)              52,587        674,696        530,320          9,618
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $4,181,820)                                                     303,370      4,617,429      4,060,582        244,889
                                                                           ------------   ------------   ------------   ------------

GREENWICH STREET SERIES FUND (5.0%)
  Equity Index Portfolio - Class II Shares (Cost $1,489,233)                     55,414      1,635,830      1,074,687         67,234
  Salomon Brothers Variable Aggressive Growth Fund - Class I Shares
    (Cost $299,764)                                                              15,110        320,775        269,007          3,541
  Salomon Brothers Variable Aggressive Growth Fund - Class II Shares
    (Cost $785,022)                                                              39,995        841,892        809,786         26,698
  Salomon Brothers Variable Growth & Income Fund - Class I Shares
    (Cost $47,441)                                                               10,440         51,261        114,247         67,847
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $2,621,460)                                                     120,959      2,849,758      2,267,727        165,320
                                                                           ------------   ------------   ------------   ------------

                                                                                      FOR THE YEAR ENDED DECEMBER 31, 2004
                                                                           ---------------------------------------------------------

INVESTMENTS                                                                   NO. OF        MARKET          COST OF       PROCEEDS
                                                                              SHARES         VALUE         PURCHASES     FROM SALES
                                                                           ------------   ------------   ------------   ------------
Janus Aspen Series (0.3%)
  Balanced Portfolio - Service Shares (Cost $83,202)                              3,515   $     88,723   $     59,380   $      1,217
  Global Life Sciences Portfolio - Service Shares (Cost $32,308)                  4,543         35,754         17,754            446
  Global Technology Portfolio - Service Shares (Cost $48,791)                    14,788         52,496         45,667            446
  Worldwide Growth Portfolio - Service Shares (Cost $16,124)                        634         16,869         11,295            440
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $180,425)                                                        23,480        193,842        134,096          2,549
                                                                           ------------   ------------   ------------   ------------

LAZARD RETIREMENT SERIES, INC. (0.6%)
  Lazard Retirement Small Cap Portfolio

    Total (Cost $326,076)                                                        21,893        369,986        245,083          7,475
                                                                           ------------   ------------   ------------   ------------

LORD ABBETT SERIES FUND, INC. (3.1%)
  Growth and Income Portfolio (Cost $840,713)                                    33,369        906,976        816,708          8,220
  Mid-Cap Value Portfolio (Cost $740,569)                                        40,476        841,491        672,417          7,447
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $1,581,282)                                                      73,845      1,748,467      1,489,125         15,667
                                                                           ------------   ------------   ------------   ------------

MERRILL LYNCH VARIABLE SERIES FUNDS, INC. (2.1%)
  Merrill Lynch Global Allocation V.I. Fund - Class III (Cost $651,794)          60,253        697,727        730,761         81,416
  Merrill Lynch Value Opportunities V.I. Fund - Class III (Cost $589,199)        56,212        505,911        591,942          2,831
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $1,240,993)                                                     116,465      1,203,638      1,322,703         84,247
                                                                           ------------   ------------   ------------   ------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS (2.4%)
  Oppenheimer Capital Appreciation Fund/VA - Service Shares (Cost $584,874)      17,006        624,647        597,026         47,322
  Oppenheimer Global Securities Fund/VA - Service Shares (Cost $607,573)         23,239        681,595        672,251         94,039
  Oppenheimer Main Street Fund/VA - Service Shares (Cost $69,377)                 3,598         74,479         69,702            335
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $1,261,824)                                                      43,843      1,380,721      1,338,979        141,696
                                                                           ------------   ------------   ------------   ------------

PIMCO VARIABLE INSURANCE TRUST (4.6%)
  Real Return Portfolio - Administrative Class (Cost $578,450)                   45,301        585,287        546,864         17,329
    Total Return Portfolio - Administrative Class (Cost $2,042,109)             195,106      2,050,569      1,753,647        148,307
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $2,620,559)                                                     240,407      2,635,856      2,300,511        165,636
                                                                           ------------   ------------   ------------   ------------

PIONEER VARIABLE CONTRACTS TRUST (16.8%)
  Pioneer America Income VCT Portfolio - Class II Shares (Cost $630,083)         61,996        627,399        711,458         89,261
  Pioneer Balanced VCT Portfolio - Class II Shares (Cost $446,332)               31,677        455,515        580,853        133,027
  Pioneer Emerging Markets VCT Portfolio - Class II Shares (Cost $279,674)       16,390        333,201        297,404         18,541
  Pioneer Equity Income VCT Portfolio - Class II Shares (Cost $1,040,139)        54,694      1,131,076      1,060,844         35,869
  Pioneer Europe VCT Portfolio - Class II Shares (Cost $37,903)                   4,056         42,345         38,052            159
  Pioneer Fund VCT Portfolio - Class II Shares (Cost $1,046,127)                 55,578      1,139,899      1,176,005        133,531
  Pioneer Growth Shares VCT Portfolio - Class II Shares (Cost $244,219)          20,761        267,200        302,820         57,257
  Pioneer High Yield VCT Portfolio - Class II Shares (Cost $1,224,435)          108,240      1,263,156      1,258,411         51,452
  Pioneer International Value VCT Portfolio - Class II Shares
    (Cost $89,529)                                                                8,513        100,799         98,359          8,876
  Pioneer Mid Cap Value VCT Portfolio - Class II Shares (Cost $883,830)          40,639        993,227        914,716         47,361
  Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class II Shares
    (Cost $275,645)                                                              26,192        290,472        276,402            793
  Pioneer Papp America-Pacific Rim Fund VCT - Class II Shares
    (Cost $67,536)                                                                7,103         72,022         67,866            339
  Pioneer Papp Small & Mid Cap Growth VCT Portfolio - Class II Shares
    (Cost $146,018)                                                              14,332        155,788        146,552            549
  Pioneer Real Estate Shares VCT Portfolio - Class II Shares
    (Cost $477,014)                                                              23,191        562,622        491,522         16,057
  Pioneer Small Cap Value VCT Portfolio - Class II Shares (Cost $279,995)        21,196        316,887        300,720         30,879
  Pioneer Small Company VCT Portfolio - Class II Shares (Cost $96,948)            8,389        107,803         97,763            841
  Pioneer Strategic Income VCT Portfolio - Class II Shares
    (Cost $1,244,785)                                                           114,145      1,285,270      1,353,348        128,726
  Pioneer Value VCT Portfolio - Class II Shares (Cost $418,536)                  33,865        453,790        482,436         68,097
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $8,928,748)                                                     650,957      9,598,471      9,655,531        821,615
                                                                           ------------   ------------   ------------   ------------

                                                                                      FOR THE YEAR ENDED DECEMBER 31, 2004
                                                                           ---------------------------------------------------------

INVESTMENTS                                                                   NO. OF        MARKET          COST OF       PROCEEDS
                                                                              SHARES         VALUE         PURCHASES     FROM SALES
                                                                           ------------   ------------   ------------   ------------
  PUTNAM VARIABLE TRUST (0.7%)
    Putnam VT International Equity Fund - Class IB Shares (Cost $58,702)          4,731   $     69,587   $     36,781   $      3,962
    Putnam VT Small Cap Value Fund - Class IB Shares (Cost $294,936)             15,183        346,027        275,877          3,606
                                                                           ------------   ------------   ------------   ------------
      Total (Cost $353,638)                                                      19,914        415,614        312,658          7,568
                                                                           ------------   ------------   ------------   ------------

  SALOMON BROTHERS VARIABLE SERIES FUNDS INC. (4.3%)
    All Cap Fund - Class I (Cost $414,599)                                       26,214        441,180        417,611         65,583
    Investors Fund - Class I (Cost $325,394)                                     25,574        353,172        214,428          3,149
    Large Cap Growth Fund - Class I (Cost $443,177)                              40,008        468,490        307,662         26,466
    Small Cap Growth Fund - Class I (Cost $667,791)                              53,911        759,603        609,531         46,221
      Total Return Fund - Class II (Cost $431,975)                               38,850        443,273        404,367         18,851
                                                                           ------------   ------------   ------------   ------------
      Total (Cost $2,282,936)                                                   184,557      2,465,718      1,953,599        160,270
                                                                           ------------   ------------   ------------   ------------

  THE TRAVELERS SERIES TRUST (8.3%)
    Convertible Securities Portfolio (Cost $203,461)                             16,736        206,692        237,933         47,957
    Disciplined Mid Cap Stock Portfolio (Cost $398,246)                          21,412        423,093        370,698         13,411
    Equity Income Portfolio (Cost $839,332)                                      51,434        883,120        750,931         22,585
    Federated High Yield Portfolio (Cost $471,956)                               54,518        469,941        400,370         13,089
    Federated Stock Portfolio (Cost $180,215)                                    11,627        192,548        168,653         11,586
    Large Cap Portfolio (Cost $462,016)                                          35,743        497,895        321,404         18,394
    Lazard International Stock Portfolio (Cost $221,263)                         21,842        249,437        208,007          4,834
    Merrill Lynch Large Cap Core Portfolio (Cost $409,763)                       51,883        469,545        422,628         37,976
    MFS Emerging Growth Portfolio (Cost $78,530)                                  8,578         90,408         79,692          4,251
    MFS Mid Cap Growth Portfolio (Cost $186,962)                                 27,008        212,015        140,183          3,208
    MFS Value Portfolio (Cost $28,388)                                            2,401         29,582         28,461             77
    Pioneer Fund Portfolio (Cost $19,539)                                         1,733         20,849         85,864         65,222
    Social Awareness Stock Portfolio (Cost $6,442)                                  299          7,264          6,473             33
    Travelers Quality Bond Portfolio (Cost $853,639)                             74,910        826,253        900,172         75,591
    U.S. Government Securities Portfolio (Cost $157,110)                         11,875        151,410        160,393          3,287
                                                                           ------------   ------------   ------------   ------------
      Total (Cost $4,516,862)                                                   391,999      4,730,052      4,281,862        321,501
                                                                           ------------   ------------   ------------   ------------

  TRAVELERS SERIES FUND INC. (4.1%)
    AIM Capital Appreciation Portfolio (Cost $42,418)                             4,185         44,783         52,402         22,712
    MFS Total Return Portfolio (Cost $1,733,416)                                104,624      1,793,251      1,426,518         66,972
    Pioneer Strategic Income Portfolio (Cost $379,866)                           38,986        365,689        397,548         18,219
    SB Adjustable Rate Income Portfolio - Class I Shares (Cost $60,064)           5,967         59,734        198,851        143,006
    Strategic Equity Portfolio (Cost $54,960)                                     3,634         63,745         18,623            969
                                                                           ------------   ------------   ------------   ------------
      Total (Cost $2,270,724)                                                   157,396      2,327,202      2,093,942        251,878
                                                                           ------------   ------------   ------------   ------------

  VAN KAMPEN LIFE INVESTMENT TRUST (1.0%)
    Comstock Portfolio - Class II Shares (Cost $468,802)                         38,962        533,397        388,548         11,807
    Enterprise Portfolio - Class II Shares (Cost $27,418)                         2,061         28,033         27,892            456
                                                                           ------------   ------------   ------------   ------------
      Total (Cost $496,220)                                                      41,023        561,430        416,440         12,263
                                                                           ------------   ------------   ------------   ------------

  VARIABLE INSURANCE PRODUCTS FUND II (1.5%)
    Contrafund(R) Portfolio - Service Class 2

      Total (Cost $753,478)                                                      32,414        854,110        599,258          7,409
                                                                           ------------   ------------   ------------   ------------

  VARIABLE INSURANCE PRODUCTS FUND III (2.2%)
    Dynamic Capital Appreciation Portfolio - Service Class 2
      (Cost $133,450                                                             19,887        141,397         48,666          2,123
    Mid Cap Portfolio - Service Class 2 (Cost $933,852)                          36,613      1,093,997        860,827         32,186
                                                                           ------------   ------------   ------------   ------------
      Total (Cost $1,067,302)                                                    56,500      1,235,394        909,493         34,309
                                                                           ------------   ------------   ------------   ------------

TOTAL INVESTMENTS (100%)
  (COST $52,722,611)                                                                      $ 57,156,712   $ 49,402,695   $  4,578,198
                                                                                          ============   ============   ============

7.   FINANCIAL HIGHLIGHTS

                                                                                            INVEST-      EXPENSE         TOTAL
                                                   YEAR             UNIT VALUE      NET      MENT(1)     RATIO(2)      RETURN(3)
                                                  ENDED     UNITS    LOWEST TO    ASSETS     INCOME     LOWEST TO      LOWEST TO
                                                  DEC 31   (000S)   HIGHEST ($)   ($000S)   RATIO (%)   HIGHEST (%)    HIGHEST (%)
                                                  ---------------------------------------------------------------------------------
  CAPITAL APPRECIATION FUND                        2004     106   1.418 - 1.434     151         --     1.45 - 2.15   12.82 - 19.05
                                                   2003      19   1.213 - 1.217      23       0.18     1.55 - 1.95    4.46 -  4.75

  HIGH YIELD BOND TRUST                            2004     241   1.059 - 1.064     256      24.18     1.45 - 2.15    0.86 -  7.26

  MANAGED ASSETS TRUST                             2004     136   1.058 - 1.062     144       3.20     1.45 - 1.95    3.12 -  7.93

  MONEY MARKET PORTFOLIO                           2004   1,561   0.979 - 0.993   1,536       1.32     1.45 - 2.15  (1.11) -  0.00
                                                   2003     190   0.990 - 0.994     189       0.27     1.55 - 2.15  (0.60) - (0.20)
  AIM VARIABLE INSURANCE FUNDS, INC
  AIM V.I. Capital Appreciation Fund - Series II   2004     306   1.126 - 1.285     387         --     1.45 - 2.15    0.39 - 14.00
                                                   2003      34   1.220 - 1.225      41         --     1.55 - 2.15    3.39 -  9.96

  AIM V.I. Mid Cap Core Equity Fund - Series II    2004     158   1.190 - 1.392     213       0.05     1.50 - 2.15    6.41 - 11.22
                                                   2003      17           1.239      21         --            2.15            2.74
  ALLIANCEBERNSTEIN VARIABLE PRODUCT
  SERIES FUND, INC
    AllianceBernstein Premier Growth
      Portfolio - Class B                          2004      41   1.215 - 1.225      50         --     1.45 - 1.95    6.02 -  9.39
                                                   2003      23   1.144 - 1.147      26         --     1.45 - 1.85    2.32 -  2.60
  AMERICAN FUNDS INSURANCE SERIES
    Global Growth Fund - Class 2 Shares            2004   1,253   1.114 - 1.477   1,836       0.42     1.45 - 2.25    4.01 - 15.56
                                                   2003     346   1.315 - 1.321     455       0.01     1.45 - 2.15    5.85 - 20.73

    Growth Fund - Class 2 Shares                   2004   4,392   1.086 - 1.397   6,090       0.25     1.45 - 2.35    4.22 - 10.80
                                                   2003   1,206   1.252 - 1.259   1,514       0.22     1.55 - 2.35    3.13 - 15.71

    Growth-Income Fund - Class 2 Shares            2004   5,422   1.065 - 1.368   7,362       1.28     1.45 - 2.35    2.11 -  8.74
                                                   2003   1,419   1.250 - 1.258   1,779       1.72     1.45 - 2.35    6.97 - 15.85
  DELAWARE VIP TRUST
    Delaware VIP REIT Series - Standard Class      2004     954   1.619 - 1.638   1,550       1.23     1.45 - 2.15   28.80 - 38.04
                                                   2003     201   1.261 - 1.265     253         --     1.45 - 1.95    4.13 - 17.46
  DREYFUS VARIABLE INVESTMENT FUND
    Dreyfus VIF Appreciation Portfolio -
      Initial Shares                               2004      94   1.196 - 1.214     114       1.84     1.45 - 2.35    1.76 -  3.51
                                                   2003      67   1.165 - 1.172      78       3.10     1.55 - 2.35    6.18 - 15.58
    Dreyfus VIF Developing Leaders
      Portfolio - Initial Shares                   2004     201   1.399 - 1.411     283       0.33     1.45 - 1.95    4.68 -  9.72
                                                   2003      43   1.281 - 1.286      56       0.06     1.45 - 1.95    0.87 - 18.09
  FRANKLIN TEMPLETON VARIABLE INSURANCE
  PRODUCTS TRUST
    Franklin Rising Dividends Securities
      Fund - Class 2 Shares                        2004   1,265   1.182 - 1.331   1,633       0.49     1.45 - 2.15    5.00 -  9.33
                                                   2003      50   1.211 - 1.216      61       0.21     1.55 - 2.15    2.71 - 14.07

    Franklin Small Cap Fund - Class 2 Shares       2004     430   1.179 - 1.468     608         --     1.45 - 2.15    4.82 - 15.00
                                                   2003      16   1.330 - 1.336      21         --     1.45 - 2.15    1.22 -  4.62

    Mutual Shares Securities Fund -
      Class 2 Shares                               2004     474   1.325 - 1.341     631       0.76     1.45 - 2.15    3.83 - 10.94
                                                   2003     136   1.202 - 1.207     164       0.09     1.55 - 2.15    3.16 - 13.05

                                                                                            INVEST-      EXPENSE         TOTAL
                                                   YEAR             UNIT VALUE      NET      MENT(1)     RATIO(2)      RETURN(3)
                                                  ENDED     UNITS    LOWEST TO    ASSETS     INCOME     LOWEST TO      LOWEST TO
                                                  DEC 31   (000S)   HIGHEST ($)   ($000S)   RATIO (%)   HIGHEST (%)    HIGHEST (%)
                                                  ----------------------------------------------------------------------------------
  FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CONTINUED)
    Templeton Developing Markets
        Securities Fund - Class 2 Shares           2004     166   1.798 - 1.820     300       1.73     1.45 - 2.15   11.79 - 26.00
                                                   2003      34   1.475 - 1.476      51         --     1.85 - 1.95    5.65 - 27.60
    Templeton Foreign Securities Fund -
        Class 2 Shares                             2004     515   1.291 - 1.564     770       0.67     1.45 - 2.15   11.60 - 16.89
                                                   2003      10   1.335 - 1.338      14         --     1.55 - 1.95   10.15 - 12.25
    Templeton Growth Securities Fund -
        Class 2 Shares                             2004     447   1.502 - 1.519     675       1.09     1.45 - 2.15    8.35 - 14.98
                                                   2003      67   1.324 - 1.325      89       0.11     1.85 - 1.95    6.85 - 19.17
  GREENWICH STREET SERIES FUND
    Equity Index Portfolio - Class II Shares       2004   1,251   1.302 - 1.318   1,636       1.77     1.45 - 2.15    5.69 - 8.58
                                                   2003     429   1.207 - 1.212     519       2.02     1.55 - 2.15    7.38 - 20.00
    Salomon Brothers Variable Aggressive
      Growth Fund - Class I Shares                 2004     235   1.354 - 1.370     321         --     1.45 - 2.15    2.78 - 10.66
                                                   2003      29           1.271      36         --            1.85           10.23
    Salomon Brothers Variable Aggressive
      Growth Fund - Class II Shares                2004     633   1.149 - 1.346     842         --     1.50 - 2.15    1.21 - 10.32
                                                   2003       1   1.253 - 1.257       2         --     1.55 - 1.95    5.65 -  9.21
    Salomon Brothers Variable Growth &
      Income Fund - Class I Shares                 2004      39   1.303 - 1.313      51       1.18     1.45 - 1.95    5.21 -  7.95

  JANUS ASPEN SERIES
    Balanced Portfolio - Service Shares            2004      76   1.159 - 1.167      89       2.60     1.55 - 1.95    5.71 -  6.14
                                                   2003      24           1.092      26       0.91            1.95            4.90

    Global Life Sciences Portfolio -               2004      27   1.332 - 1.343      36         --     1.45 - 1.95    5.66 - 12.03
      Service Shares                               2003      13           1.189      15         --            1.95            1.62

    Global Technology Portfolio - Service Shares   2004      38   1.363 - 1.375      52         --     1.45 - 1.95  (0.87) -  6.72
                                                   2003       3           1.387       4         --            1.45            3.35

    Worldwide Growth Portfolio - Service Shares    2004      13           1.284      17       1.06            1.85            2.64
                                                   2003       5           1.251       6       0.23            1.85           11.80
  LAZARD RETIREMENT SERIES, INC
    Lazard Retirement Small Cap Portfolio          2004     247   1.495 - 1.512     370         --     1.45 - 2.15    3.74 - 13.19
                                                   2003      69   1.329 - 1.334      92         --     1.55 - 2.15    1.53 -  9.79
  LORD ABBETT SERIES FUND, INC
    Growth and Income Portfolio                    2004     662   1.365 - 1.381     907       1.81     1.45 - 2.15    3.14 - 16.24
                                                   2003      28   1.240 - 1.243      34       1.27     1.55 - 1.95    4.38 - 16.53

    Mid-Cap Value Portfolio                        2004     551   1.516 - 1.539     841       0.61     1.45 - 2.35   17.30 - 22.18
                                                   2003      66   1.252 - 1.258      83       0.85     1.55 - 2.35   10.06 - 17.12
  MERRILL LYNCH VARIABLE SERIES FUNDS, INC
    Merrill Lynch Global Allocation V.I
      Fund - Class III                             2004     577   1.205 - 1.213     698       6.20     1.55 - 2.15    7.75 - 14.65
    Merrill Lynch Value Opportunities V.I
      Fund - Class III                             2004     419   1.203 - 1.213     506         --     1.45 - 2.15    5.30 - 19.68
  OPPENHEIMER VARIABLE ACCOUNT FUNDS
    Oppenheimer Capital Appreciation
      Fund/VA - Service Shares                     2004     495   1.136 - 1.295     625       0.05     1.50 - 2.15    4.06 - 9.58
                                                   2003      30           1.233      37         --            1.55           12.30
    Oppenheimer Global Securities Fund/VA
      -- Service Shares                            2004     432   1.343 - 1.657     682       0.24     1.45 - 2.15   10.10 - 20.81
                                                   2003      18   1.408 - 1.413      25         --     1.55 - 2.15    0.93 -  6.99
    Oppenheimer Main Street Fund/VA -
      Service Shares                               2004      71   1.050 - 1.054      74         --     1.45 - 1.95    7.23 -  9.49

                                                                                            INVEST-      EXPENSE         TOTAL
                                                   YEAR             UNIT VALUE      NET      MENT(1)     RATIO(2)      RETURN(3)
                                                  ENDED     UNITS    LOWEST TO    ASSETS     INCOME     LOWEST TO      LOWEST TO
                                                  DEC 31   (000S)   HIGHEST ($)   ($000S)   RATIO (%)   HIGHEST (%)    HIGHEST (%)
                                                  ----------------------------------------------------------------------------------
  PIMCO VARIABLE INSURANCE TRUST
    Real Return Portfolio - Administrative Class   2004     523   1.111 - 1.124     585       1.20     1.45 - 2.15     1.27 -  7.35
                                                   2003      47   1.044 - 1.047      49       0.19     1.45 - 1.95     0.19 -  3.26

    Total Return Portfolio - Administrative Class  2004   1,968   1.036 - 1.048   2,051       1.95     1.45 - 2.25   (0.10) -  3.35
                                                   2003     427   1.009 - 1.014     432       1.46     1.45 - 2.15   (1.27) -  3.58
  PIONEER VARIABLE CONTRACTS TRUST
    Pioneer America Income VCT Portfolio -
      Class II Shares                              2004     625   1.000 - 1.023     627       4.71     1.45 - 2.15     0.20 -  2.56
                                                   2003       8           0.996       8       0.03            1.55               --
    Pioneer Balanced VCT Portfolio - Class
      II Shares                                    2004     409   1.079 - 1.143     456       2.87     1.50 - 2.15     0.84 -  5.07
                                                   2003      --           1.107      --         --            1.95             3.85
    Pioneer Emerging Markets VCT Portfolio
      -- Class II Shares                           2004     196   1.398 - 1.767     333       0.65     1.45 - 2.15     9.42 - 27.47
                                                   2003      --   1.506 - 1.511      --         --     1.45 - 1.95     8.42 - 12.34
    Pioneer Equity Income VCT Portfolio -
      Class II Shares                              2004     850   1.240 - 1.377   1,131       2.95     1.50 - 2.15    10.13 - 14.27
                                                   2003      12           1.205      15       0.57            1.55            10.86

    Pioneer Europe VCT Portfolio - Class II Shares 2004      30   1.363 - 1.483      42       0.14     1.50 - 1.95     3.34 - 20.37

    Pioneer Fund VCT Portfolio - Class II Shares   2004     890   1.186 - 1.327   1,140       1.26     1.45 - 2.15     6.08 - 10.04
                                                   2003       5   1.209 - 1.213       6       0.34     1.55 - 1.95     0.25 -  8.24
    Pioneer Growth Shares VCT Portfolio -
      Class II Shares                              2004     223   1.088 - 1.208     267         --     1.55 - 2.15     0.25 - 11.54
                                                   2003      --           1.151      --         --            1.95             2.49

    Pioneer High Yield VCT Portfolio -              2004   1,048   1.123 - 1.223   1,263       4.98     1.50 - 2.15     3.57 -  7.40
      Class II Shares                               2003      15   1.149 - 1.153      17       1.50     1.55 - 1.95     2.77 -  6.17

    Pioneer International Value VCT
      Portfolio - Class II Shares                  2004      70   1.338 - 1.504     101       0.34     1.50 - 2.15     4.23 - 17.67

    Pioneer Mid Cap Value VCT Portfolio -
      Class II Shares                              2004     651   1.346 - 1.587     993       0.16     1.50 - 2.15    13.27 - 19.86
                                                   2003      11           1.324      15         --            1.55            14.04
    Pioneer Oak Ridge Large Cap Growth VCT
      Portfolio - Class II Shares                  2004     265   1.090 - 1.096     290         --     1.50 - 2.15     6.76 - 13.46

    Pioneer Papp America-Pacific Rim Fund
      VCT - Class II Shares                        2004      72   0.997 - 1.002      72         --     1.50 - 2.15     0.60 -  6.74
    Pioneer Papp Small & Mid Cap Growth
      VCT Portfolio - Class II Shares              2004     145   1.069 - 1.074     156         --     1.50 - 2.15     2.10 -  9.15
    Pioneer Real Estate Shares VCT
      Portfolio - Class II Shares                  2004     341   1.458 - 1.681     563       4.08     1.50 - 2.15    17.37 - 35.50
                                                   2003      --           1.258      --       1.26            1.95             9.11
    Pioneer Small Cap Value VCT Portfolio
      -- Class II Shares                           2004     214   1.290 - 1.599     317         --     1.50 - 2.15    11.51 - 18.01
                                                   2003       7           1.355      10         --            1.55            13.01
    Pioneer Small Company VCT Portfolio -
      Class II Shares                              2004      79   1.178 - 1.423     108         --     1.90 - 2.15     6.86 - 13.60
    Pioneer Strategic Income VCT Portfolio
      -- Class II Shares                           2004   1,097   1.138 - 1.181   1,285       5.62     1.45 - 2.15     6.06 -  9.26
                                                   2003      19   1.086 - 1.089      20       1.79     1.55 - 1.95     4.41 -  5.95

    Pioneer Value VCT Portfolio - Class II Shares  2004     354   1.195 - 1.309     454       0.05     1.45 - 2.15     5.48 - 11.37
                                                   2003       3           1.192       4         --            1.55             0.34

                                                                                            INVEST-      EXPENSE         TOTAL
                                                   YEAR             UNIT VALUE      NET      MENT(1)     RATIO(2)      RETURN(3)
                                                  ENDED     UNITS    LOWEST TO    ASSETS     INCOME     LOWEST TO      LOWEST TO
                                                  DEC 31   (000S)   HIGHEST ($)   ($000S)   RATIO (%)   HIGHEST (%)    HIGHEST (%)
                                                  ----------------------------------------------------------------------------------
  PUTNAM VARIABLE TRUST
    Putnam VT International Equity Fund -          2004      47   1.470 - 1.482      70       1.11     1.45 - 1.95     12.39 - 14.53
      Class IB Shares                              2003      22   1.291 - 1.294      29         --     1.45 - 1.85      9.85 - 18.07

    Putnam VT Small Cap Value Fund - Class         2004     195   1.759 - 1.780     346       0.12     1.45 - 2.15     15.92 - 24.39
      IB Shares                                    2003      17   1.424 - 1.431      24         --     1.45 - 2.15      4.84 - 27.71

  SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
    All Cap Fund - Class I                         2004     317   1.384 - 1.400     441       0.71     1.45 - 2.15      1.90 -  6.71
                                                   2003      50   1.307 - 1.312      65       0.63     1.45 - 1.95      4.63 - 18.80

    Investors Fund - Class I                       2004     256   1.373 - 1.387     353       2.26     1.45 - 2.05      4.13 - 13.52
                                                   2003      95   1.271 - 1.272     121       3.59     1.85 - 1.95     10.51 - 13.28

    Large Cap Growth Fund - Class I                2004     363   1.278 - 1.297     468       0.31     1.45 - 2.35    (3.37) - 14.13
                                                   2003     132   1.303 - 1.306     172         --     1.85 - 2.15      5.34 - 11.83

    Small Cap Growth Fund - Class I                2004     472   1.599 - 1.624     760         --     1.45 - 2.35      7.12 - 22.06
                                                   2003      76   1.422 - 1.427     108         --     1.85 - 2.35      2.74 - 24.85

    Total Return Fund - Class II                   2004     376   1.129 - 1.191     443       3.30     1.50 - 2.15      4.32 -  6.82
                                                   2003      43   1.112 - 1.115      48       0.45     1.55 - 1.95      4.02 -  4.30
  THE TRAVELERS SERIES TRUST
    Convertible Securities Portfolio               2004     174   1.182 - 1.196     207       5.42     1.45 - 2.15      3.23 -  5.53
                                                   2003      12   1.139 - 1.142      13       3.66     1.45 - 1.85      0.09 -  7.96

    Disciplined Mid Cap Stock Portfolio            2004     285   1.480 - 1.493     423       0.73     1.45 - 1.95     14.20 - 14.76
                                                   2003      32   1.296 - 1.301      41       1.71     1.45 - 1.95      1.41 - 18.60

    Equity Income Portfolio                        2004     664   1.327 - 1.338     883       2.53     1.45 - 1.95      7.71 -  8.25
                                                   2003      97   1.232 - 1.236     120       1.19     1.45 - 1.95      0.00 - 13.13

    Federated High Yield Portfolio                 2004     392   1.193 - 1.207     470      10.80     1.45 - 2.15      0.93 -  8.66
                                                   2003      74   1.106 - 1.109      82      12.48     1.55 - 1.95      3.26 -  6.34

    Federated Stock Portfolio                      2004     142   1.349 - 1.364     193       2.77     1.45 - 2.15      1.81 -  8.87
                                                   2003      20   1.248 - 1.251      25       2.42     1.55 - 1.95      4.60 - 13.25

    Large Cap Portfolio                            2004     401   1.234 - 1.249     498       1.10     1.45 - 2.15      2.38 -  7.13
                                                   2003     140   1.184 - 1.186     166       0.64     1.85 - 2.15      4.49 -  7.23

    Lazard International Stock Portfolio           2004     174   1.424 - 1.446     249       3.59     1.45 - 2.35      9.53 - 17.01
                                                   2003      15   1.259 - 1.263      19       3.04     1.95 - 2.35      4.21 - 18.11

    Merrill Lynch Large Cap Core Portfolio         2004     356   1.312 - 1.328     470       1.14     1.45 - 2.15     13.73 - 20.88
                                                   2003      22   1.158 - 1.162      25       0.75     1.55 - 1.95      3.20 -  8.53

    MFS Emerging Growth Portfolio                  2004      68   1.315 - 1.329      90         --     1.55 - 2.15      4.61 - 17.65
                                                   2003       3           1.195       3         --            1.85              1.62

    MFS Mid Cap Growth Portfolio                   2004     148   1.426 - 1.443     212         --     1.45 - 2.15     11.67 - 21.77
                                                   2003      42   1.277 - 1.280      54         --     1.85 - 2.15      6.05 - 15.46

                                                                                            INVEST-      EXPENSE         TOTAL
                                                   YEAR             UNIT VALUE      NET      MENT(1)     RATIO(2)      RETURN(3)
                                                  ENDED     UNITS    LOWEST TO    ASSETS     INCOME     LOWEST TO      LOWEST TO
                                                  DEC 31   (000S)   HIGHEST ($)   ($000S)   RATIO (%)   HIGHEST (%)    HIGHEST (%)
                                                  ----------------------------------------------------------------------------------
  THE TRAVELERS SERIES TRUST (CONTINUED)
    MFS Value Portfolio                            2004      27   1.109 - 1.112      30       1.80     1.45 - 1.95     2.87 - 13.51

    Pioneer Fund Portfolio                         2004      16   1.295 - 1.306      21       0.60     1.45 - 1.95     9.76 - 13.57

    Social Awareness Stock Portfolio               2004       7           1.047       7       0.74            1.45            13.07

    Travelers Quality Bond Portfolio               2004     803   1.024 - 1.034     826       8.48     1.45 - 2.05     0.99 -  1.77
                                                   2003      27   1.013 - 1.016      28       9.48     1.45 - 1.95     0.40 -  2.42

    U.S. Government Securities Portfolio           2004     145   1.043 - 1.048     151      13.75     1.45 - 2.05     0.10 -  3.97

  TRAVELERS SERIES FUND INC
    AIM Capital Appreciation Portfolio             2004      35   1.277 - 1.288      45       0.17     1.45 - 1.95     3.23 -  8.94
                                                   2003      10   1.226 - 1.227      12         --     1.45 - 1.55     2.42 -  2.59

    MFS Total Return Portfolio                     2004   1,458   1.224 - 1.238   1,793       4.30     1.45 - 2.15     6.57 - 11.25
                                                   2003     338   1.122 - 1.127     380       8.55     1.45 - 2.15     4.26 - 10.28

    Pioneer Strategic Income Portfolio             2004     337   1.082 - 1.086     366      24.23     1.45 - 2.05     1.98 - 10.93
    SB Adjustable Rate Income Portfolio -
      Class I Shares                               2004      60   0.987 - 0.995      60       1.81     1.55 - 2.15   (0.80) - (0.10)
                                                   2003       4           0.999       4       0.34            1.55             0.10

    Strategic Equity Portfolio                     2004      48   1.320 - 1.327      64       1.74     1.85 - 2.15     8.16 -  9.63
                                                   2003      34   1.225 - 1.226      41         --     1.85 - 1.95     7.54 - 10.76
  VAN KAMPEN LIFE INVESTMENT TRUST
    Comstock Portfolio - Class II Shares           2004     368   1.444 - 1.461     533       0.45     1.45 - 2.15     9.99 - 15.25
                                                   2003      81   1.256 - 1.259     101         --     1.85 - 2.15     6.97 - 13.85

    Enterprise Portfolio - Class II Shares         2004      23           1.206      28       0.14            1.95             1.01

  VARIABLE INSURANCE PRODUCTS FUND II
    Contrafund(R) Portfolio - Service Class 2      2004     611   1.392 - 1.408     854       0.10     1.45 - 2.15     8.56 - 13.39
                                                   2003     140   1.235 - 1.240     173         --     1.55 - 2.15     3.78 - 22.41
  VARIABLE INSURANCE PRODUCTS FUND III
    Dynamic Capital Appreciation Portfolio         2004     120   1.166 - 1.184     141         --     1.45 - 2.35   (4.48) - 11.90
       -- Service Class 2                          2003      76   1.181 - 1.186      90         --     1.45 - 2.15     1.98 -  8.61

    Mid Cap Portfolio - Service Class 2            2004     635   1.709 - 1.735   1,094         --     1.45 - 2.35    18.02 - 26.42
                                                   2003      79   1.403 - 1.412     112         --     1.45 - 2.35   (0.70) - 26.53


(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

8. SCHEDULE OF ACCUMULATION UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                               CAPITAL APPRECIATION FUND    HIGH YIELD BOND TRUST       MANAGED ASSETS TRUST
                                               -------------------------  -------------------------  -------------------------
                                                  2004          2003         2004           2003         2004          2003
                                                  ----          ----         ----           ----         ----          ----
Accumulation units beginning of year ........       18,718            --           --            --           --            --
Accumulation units purchased and
   transferred from other funding options ...       86,944        18,718      242,372            --      137,590            --
Accumulation units redeemed and
   transferred to other funding options .....          (38)           --       (1,407)           --       (1,519)           --
                                               -----------   -----------  -----------   -----------  -----------   -----------
Accumulation units end of year ..............      105,624        18,718      240,965            --      136,071            --
                                               ===========   ===========  ===========   ===========  ===========   ===========

                                                                              AIM V.I. CAPITAL
                                                                             APPRECIATION FUND         AIM V.I. MID CAP CORE
                                                 MONEY MARKET PORTFOLIO          - SERIES II          EQUITY FUND - SERIES II
                                               -------------------------  -------------------------  -------------------------
                                                  2004          2003         2004           2003         2004          2003
                                                  ----          ----         ----           ----         ----          ----
Accumulation units beginning of year ........      190,225            --       33,598            --       16,578            --
Accumulation units purchased and
   transferred from other funding options ...    2,564,983       222,200      304,212        33,613      143,342        16,578
Accumulation units redeemed and
   transferred to other funding options .....   (1,194,301)      (31,975)     (32,141)          (15)      (2,242)           --
                                               -----------   -----------  -----------   -----------  -----------   -----------
Accumulation units end of year ..............    1,560,907       190,225      305,669        33,598      157,678        16,578
                                               ===========   ===========  ===========   ===========  ===========   ===========

                                               ALLIANCEBERNSTEIN PREMIER
                                                  GROWTH PORTFOLIO -         GLOBAL GROWTH FUND            GROWTH FUND -
                                                        CLASS B               - CLASS 2 SHARES             CLASS 2 SHARES
                                               -------------------------  -------------------------  -------------------------
                                                  2004          2003         2004           2003         2004          2003
                                                  ----          ----         ----           ----         ----          ----
Accumulation units beginning of year ........       22,583            --      345,718            --    1,205,724            --
Accumulation units purchased and
   transferred from other funding options ...       18,724        22,583      944,809       345,724    3,260,302     1,206,211
Accumulation units redeemed and
   transferred to other funding options .....           (1)           --      (37,957)           (6)     (73,778)         (487)
                                               -----------   -----------  -----------   -----------  -----------   -----------
Accumulation units end of year ..............       41,306        22,583    1,252,570       345,718    4,392,248     1,205,724
                                               ===========   ===========  ===========   ===========  ===========   ===========

                                                                                                      DREYFUS VIF APPRECIATION
                                                 GROWTH-INCOME FUND -         DELAWARE VIP REIT          PORTFOLIO - INITIAL
                                                   CLASS II SHARES         SERIES - STANDARD CLASS             SHARES
                                               -------------------------  -------------------------  -------------------------
                                                  2004          2003         2004           2003         2004          2003
                                                  ----          ----         ----           ----         ----          ----
Accumulation units beginning of year ........    1,419,338            --      200,963            --       66,899            --
Accumulation units purchased and
   transferred from other funding options...     4,092,920     1,419,339      759,210       200,971       28,056        66,901
Accumulation units redeemed and
   transferred to other funding options .....      (90,728)           (1)      (6,380)           (8)        (573)           (2)
                                               -----------   -----------  -----------   -----------  -----------   -----------
Accumulation units end of year ..............    5,421,530     1,419,338      953,793       200,963       94,382        66,899
                                               ===========   ===========  ===========   ===========  ===========   ===========

8. SCHEDULE OF ACCUMULATION UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                                DREYFUS VIF DEVELOPING    FRANKLIN RISING DIVIDENDS
                                                 LEADERS PORTFOLIO -          SECURITIES FUND -       FRANKLIN SMALL CAP FUND
                                                    INITIAL SHARES             CLASS 2 SHARES            - CLASS 2 SHARES
                                               -------------------------  -------------------------  -------------------------
                                                  2004          2003         2004           2003         2004          2003
                                                  ----          ----         ----           ----         ----          ----
Accumulation units beginning of year ........       43,422            --       50,482            --       15,592            --
Accumulation units purchased and
   transferred from other funding options ...      160,759        43,423    1,265,883        50,482      418,498        15,592
Accumulation units redeemed and
   transferred to other funding options .....       (2,858)           (1)     (51,552)           --       (4,529)           --
                                               -----------   -----------  -----------   -----------  -----------   -----------
Accumulation units end of year ..............      201,323        43,422    1,264,813        50,482      429,561        15,592
                                               ===========   ===========  ===========   ===========  ===========   ===========

                                                                            TEMPLETON DEVELOPING         TEMPLETON FOREIGN
                                               MUTUAL SHARES SECURITIES    MARKETS SECURITIES FUND       SECURITIES FUND -
                                                 FUND - CLASS 2 SHARES         - CLASS 2 SHARES           CLASS 2 SHARES
                                               -------------------------  -------------------------  -------------------------
                                                  2004          2003         2004           2003         2004          2003
                                                  ----          ----         ----           ----         ----          ----
Accumulation units beginning of year ........      136,258            --       34,486            --       10,473            --
Accumulation units purchased and
   transferred from other funding options ...      349,760       136,263      131,772        34,486      514,037        10,473
Accumulation units redeemed and
   transferred to other funding options .....      (12,297)           (5)        (224)           --       (9,731)           --
                                               -----------   -----------  -----------   -----------  -----------   -----------
Accumulation units end of year ..............      473,721       136,258      166,034        34,486      514,779        10,473
                                               ===========   ===========  ===========   ===========  ===========   ===========


                                                  TEMPLETON GROWTH                                   SALOMON BROTHERS VARIABLE
                                                  SECURITIES FUND -        EQUITY INDEX PORTFOLIO     AGGRESSIVE GROWTH FUND
                                                    CLASS 2 SHARES           - CLASS II SHARES           - CLASS I SHARES
                                               -------------------------  -------------------------  -------------------------
                                                  2004          2003         2004           2003         2004          2003
                                                  ----          ----         ----           ----         ----          ----
Accumulation units beginning of year ........       67,226            --      429,304            --       28,519            --
Accumulation units purchased and
   transferred from other funding options ...      383,864        67,226      840,622       429,306      207,427        28,519
Accumulation units redeemed and
   transferred to other funding options .....       (3,723)           --      (18,921)           (2)        (606)           --
                                               -----------   -----------  -----------   -----------  -----------   -----------
Accumulation units end of year ..............      447,367        67,226    1,251,005       429,304      235,340        28,519
                                               ===========   ===========  ===========   ===========  ===========   ===========


                                               SALOMON BROTHERS VARIABLE      SALOMON BROTHERS
                                               AGGRESSIVE GROWTH FUND -   VARIABLE GROWTH & INCOME      BALANCED PORTFOLIO
                                                    CLASS II SHARES         FUND - CLASS I SHARES        - SERVICE SHARES
                                               -------------------------  -------------------------  -------------------------
                                                  2004          2003         2004           2003         2004          2003
                                                  ----          ----         ----           ----         ----          ----
Accumulation units beginning of year ........        1,293            --           --            --       24,024            --
Accumulation units purchased and
   transferred from other funding options ...      634,782         1,294       95,962            --       52,192        24,024
Accumulation units redeemed and
   transferred to other funding options .....       (3,068)           (1)     (56,887)           --           (1)           --
                                               -----------   -----------  -----------   -----------  -----------   -----------
Accumulation units end of year ..............      633,007         1,293       39,075             -       76,215        24,024
                                               ===========   ===========  ===========   ===========  ===========   ===========

8. SCHEDULE OF ACCUMULATION UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                                 GLOBAL LIFE SCIENCES         GLOBAL TECHNOLOGY          WORLDWIDE GROWTH
                                                 PORTFOLIO - SERVICE         PORTFOLIO - SERVICE        PORTFOLIO - SERVICE
                                                         SHARES                    SHARES                     SHARES
                                               -------------------------  -------------------------  -------------------------
                                                  2004          2003         2004           2003         2004          2003
                                                  ----          ----         ----           ----         ----          ----
Accumulation units beginning of year ........       12,822            --        2,662            --        4,709            --
Accumulation units purchased and
   transferred from other funding options ...       13,910        12,822       35,727         2,662        8,565         4,709
Accumulation units redeemed and
   transferred to other funding options .....           --            --          (35)           --         (137)           --
                                               -----------   -----------  -----------   -----------  -----------   -----------
Accumulation units end of year ..............       26,732        12,822       38,354         2,662       13,137         4,709
                                               ===========   ===========  ===========   ===========  ===========   ===========


                                                LAZARD RETIREMENT SMALL      GROWTH AND INCOME
                                                     CAP PORTFOLIO                PORTFOLIO           MID-CAP VALUE PORTFOLIO
                                               -------------------------  -------------------------  -------------------------
                                                  2004          2003         2004           2003         2004          2003
                                                  ----          ----         ----           ----         ----          ----
Accumulation units beginning of year ........       69,395            --       27,632            --       66,029            --
Accumulation units purchased and
   transferred from other funding options ...      179,551        69,395      638,356        27,632      488,891        66,034
Accumulation units redeemed and
   transferred to other funding options .....       (2,116)           --       (4,477)           --       (4,341)           (5)
                                               -----------   -----------  -----------   -----------  -----------   -----------
Accumulation units end of year ..............      246,830        69,395      661,511        27,632      550,579        66,029
                                               ===========   ===========  ===========   ===========  ===========   ===========


                                                 MERRILL LYNCH GLOBAL        MERRILL LYNCH VALUE        OPPENHEIMER CAPITAL
                                                 ALLOCATION V.I. FUND      OPPORTUNITIES V.I. FUND     APPRECIATION FUND/VA
                                                     - CLASS III                - CLASS III              - SERVICE SHARES
                                               -------------------------  -------------------------  -------------------------
                                                  2004          2003         2004           2003         2004          2003
                                                  ----          ----         ----           ----         ----          ----
Accumulation units beginning of year ........           --            --           --            --       29,629            --
Accumulation units purchased and
   transferred from other funding options ...      620,950            --      419,463            --      469,439        29,629
Accumulation units redeemed and
   transferred to other funding options .....      (43,467)           --         (587)           --       (4,226)           --
                                               -----------   -----------  -----------   -----------  -----------   -----------
Accumulation units end of year ..............      577,483            --      418,876            --      494,842        29,629
                                               ===========   ===========  ===========   ===========  ===========   ===========


                                                   OPPENHEIMER GLOBAL
                                                  SECURITIES FUND/VA -     OPPENHEIMER MAIN STREET     REAL RETURN PORTFOLIO
                                                    SERVICE SHARES         FUND/VA - SERVICE SHARES    - ADMINISTRATIVE CLASS
                                               -------------------------  -------------------------  -------------------------
                                                  2004          2003         2004           2003         2004          2003
                                                  ----          ----         ----           ----         ----          ----
Accumulation units beginning of year ........       17,869            --           --            --       46,530            --
Accumulation units purchased and
   transferred from other funding options ...      451,627        17,869       70,776            --      495,712        46,530
Accumulation units redeemed and
   transferred to other funding options .....      (37,392)           --           --            --      (19,394)           --
                                               -----------   -----------  -----------   -----------  -----------   -----------
Accumulation units end of year ..............      432,104        17,869       70,776            --      522,848        46,530
                                               ===========   ===========  ===========   ===========  ===========   ===========

8. SCHEDULE OF ACCUMULATION UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                                                            PIONEER AMERICA INCOME     PIONEER BALANCED VCT
                                                TOTAL RETURN PORTFOLIO -   VCT PORTFOLIO - CLASS II    PORTFOLIO - CLASS II
                                                 ADMINISTRATIVE CLASS               SHARES                    SHARES
                                               -------------------------  -------------------------  -------------------------
                                                  2004          2003         2004           2003         2004          2003
                                                  ----          ----         ----           ----         ----          ----
Accumulation units beginning of year ........      426,823            --        8,327            --           --            --
Accumulation units purchased and
   transferred from other funding options ...    1,654,079       426,829      628,893         8,327      444,651            --
Accumulation units redeemed and
   transferred to other funding options .....     (113,380)           (6)     (12,594)           --      (35,457)           --
                                               -----------   -----------  -----------   -----------  -----------   -----------
Accumulation units end of year ..............    1,967,522       426,823      624,626         8,327      409,194            --
                                               ===========   ===========  ===========   ===========  ===========   ===========



                                               PIONEER EMERGING MARKETS     PIONEER EQUITY INCOME      PIONEER EUROPE VCT
                                               VCT PORTFOLIO - CLASS II        VCT PORTFOLIO -        PORTFOLIO - CLASS II
                                                        SHARES                 CLASS II SHARES               SHARES
                                               -------------------------  -------------------------  -------------------------
                                                  2004          2003         2004           2003         2004          2003
                                                  ----          ----         ----           ----         ----          ----
Accumulation units beginning of year ........          100            --       12,289            --           --            --
Accumulation units purchased and
   transferred from other funding options ...      206,346           100      853,362        12,315       30,396            --
Accumulation units redeemed and
   transferred to other funding options .....      (10,101)           --      (15,500)          (26)        (577)           --
                                               -----------   -----------  -----------   -----------  -----------   -----------
Accumulation units end of year ..............      196,345           100      850,151        12,289       29,819            --
                                               ===========   ===========  ===========   ===========  ===========   ===========


                                                   PIONEER FUND VCT         PIONEER GROWTH SHARES     PIONEER HIGH YIELD VCT
                                                 PORTFOLIO - CLASS II          VCT PORTFOLIO -         PORTFOLIO - CLASS II
                                                        SHARES                 CLASS II SHARES                 SHARES
                                               -------------------------  -------------------------  -------------------------
                                                  2004          2003         2004           2003         2004          2003
                                                  ----          ----         ----           ----         ----          ----
Accumulation units beginning of year ........        5,141            --           --            --       14,646            --
Accumulation units purchased and
   transferred from other funding options ...      897,925         5,141      273,347            --    1,070,980        14,646
Accumulation units redeemed and
   transferred to other funding options .....      (13,005)           --      (50,402)           --      (37,626)           --
                                               -----------   -----------  -----------   -----------  -----------   -----------
Accumulation units end of year ..............      890,061         5,141      222,945            --    1,048,000        14,646
                                               ===========   ===========  ===========   ===========  ===========   ===========


                                                 PIONEER INTERNATIONAL     PIONEER MID CAP VALUE     PIONEER OAK RIDGE LARGE
                                                 VALUE VCT PORTFOLIO -    VCT PORTFOLIO - CLASS II   CAP GROWTH VCT PORTFOLIO
                                                    CLASS II SHARES                 SHARES               - CLASS II SHARES
                                               -------------------------  -------------------------  -------------------------
                                                  2004          2003         2004           2003         2004          2003
                                                  ----          ----         ----           ----         ----          ----
Accumulation units beginning of year ........           --            --       11,380            --           --            --
Accumulation units purchased and
   transferred from other funding options ...       71,440            --      645,157        11,426      265,610            --
Accumulation units redeemed and
   transferred to other funding options .....       (1,422)           --       (5,722)          (46)        (144)           --
                                               -----------   -----------  -----------   -----------  -----------   -----------
Accumulation units end of year ..............       70,018            --      650,815        11,380      265,466            --
                                               ===========   ===========  ===========   ===========  ===========   ===========

8. SCHEDULE OF ACCUMULATION UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)


                                                     PIONEER PAPP         PIONEER PAPP SMALL & MID      PIONEER REAL ESTATE
                                               AMERICA-PACIFIC RIM FUND   CAP GROWTH VCT PORTFOLIO      SHARES VCT PORTFOLIO
                                                 VCT - CLASS II SHARES        - CLASS II SHARES          - CLASS II SHARES
                                               -------------------------  -------------------------  -------------------------
                                                  2004          2003         2004           2003         2004          2003
                                                  ----          ----         ----           ----         ----          ----
Accumulation units beginning of year ........           --            --           --            --           --            --
Accumulation units purchased and
   transferred from other funding options ...       72,120            --      145,430            --      351,309            --
Accumulation units redeemed and
   transferred to other funding options .....          (16)           --           --            --      (10,009)           --
                                               -----------   -----------  -----------   -----------  -----------   -----------
Accumulation units end of year ..............       72,104            --      145,430            --      341,300            --
                                               ===========   ===========  ===========   ===========  ===========   ===========


                                                PIONEER SMALL CAP VALUE    PIONEER SMALL COMPANY     PIONEER STRATEGIC INCOME
                                               VCT PORTFOLIO - CLASS II        VCT PORTFOLIO -            VCT PORTFOLIO -
                                                        SHARES                 CLASS II SHARES            CLASS II SHARES
                                               -------------------------  -------------------------  -------------------------
                                                  2004          2003         2004           2003         2004          2003
                                                  ----          ----         ----           ----         ----          ----
Accumulation units beginning of year ........        7,387            --           --            --       18,718            --
Accumulation units purchased and
   transferred from other funding options ...      223,079         7,414       79,126            --    1,139,142        18,718
Accumulation units redeemed and
   transferred to other funding options .....      (16,270)          (27)        (401)           --      (60,445)           --
                                               -----------   -----------  -----------   -----------  -----------   -----------
Accumulation units end of year ..............      214,196         7,387       78,725            --    1,097,415        18,718
                                               ===========   ===========  ===========   ===========  ===========   ===========


                                                  PIONEER VALUE VCT        PUTNAM VT INTERNATIONAL      PUTNAM VT SMALL CAP
                                                 PORTFOLIO - CLASS II      EQUITY FUND - CLASS IB      VALUE FUND - CLASS IB
                                                         SHARES                     SHARES                     SHARES
                                               -------------------------  -------------------------  -------------------------
                                                  2004          2003         2004           2003         2004          2003
                                                  ----          ----         ----           ----         ----          ----
Accumulation units beginning of year ........        3,492            --       22,084            --       17,130            --
Accumulation units purchased and
   transferred from other funding options ...      397,367         3,492       27,591        22,085      179,541        93,171
Accumulation units redeemed and
   transferred to other funding options .....      (46,665)           --       (2,424)           (1)      (1,232)      (76,041)
                                               -----------   -----------  -----------   -----------  -----------   -----------
Accumulation units end of year ..............      354,194         3,492       47,251        22,084      195,439        17,130
                                               ===========   ===========  ===========   ===========  ===========   ===========


                                                                                                       LARGE CAP GROWTH FUND
                                                 ALL CAP FUND - CLASS I   INVESTORS FUND - CLASS I           - CLASS I
                                               -------------------------  -------------------------  -------------------------
                                                  2004          2003         2004           2003         2004          2003
                                                  ----          ----         ----           ----         ----          ----
Accumulation units beginning of year ........       49,978            --       94,828            --      131,515            --
Accumulation units purchased and
   transferred from other funding options ...      292,392        49,978      161,290        94,828      250,851       131,515
Accumulation units redeemed and
   transferred to other funding options .....      (25,080)           --           (4)           --      (19,289)           --
                                               -----------   -----------  -----------   -----------  -----------   -----------
Accumulation units end of year ..............      317,290        49,978      256,114        94,828      363,077       131,515
                                               ===========   ===========  ===========   ===========  ===========   ===========

8. SCHEDULE OF ACCUMULATION UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                                 SMALL CAP GROWTH FUND       TOTAL RETURN FUND        CONVERTIBLE SECURITIES
                                                      - CLASS I                  - CLASS II                  PORTFOLIO
                                               -------------------------  -------------------------  -------------------------
                                                  2004          2003         2004           2003         2004          2003
                                                  ----          ----         ----           ----         ----          ----
Accumulation units beginning of year ........       75,737            --       42,640            --       11,722            --
Accumulation units purchased and
   transferred from other funding options ...      423,751        75,741      336,674        42,640      162,542        11,722
Accumulation units redeemed and
   transferred to other funding options .....      (27,701)           (4)      (3,581)           --         (514)           --
                                               -----------   -----------  -----------   -----------  -----------   -----------
Accumulation units end of year ..............      471,787        75,737      375,733        42,640      173,750        11,722
                                               ===========   ===========  ===========   ===========  ===========   ===========


                                                 DISCIPLINED MID CAP                                   FEDERATED HIGH YIELD
                                                   STOCK PORTFOLIO         EQUITY INCOME PORTFOLIO           PORTFOLIO
                                               -------------------------  -------------------------  -------------------------
                                                  2004          2003         2004           2003         2004          2003
                                                  ----          ----         ----           ----         ----          ----
Accumulation units beginning of year ........       31,587            --       97,105            --       73,775            --
Accumulation units purchased and
   transferred from other funding options ...      259,847        31,588      579,431        97,105      327,122        73,775
Accumulation units redeemed and
   transferred to other funding options .....       (6,668)           (1)     (12,886)           --       (8,716)           --
                                               -----------   -----------  -----------   -----------  -----------   -----------
Accumulation units end of year ..............      284,766        31,587      663,650        97,105      392,181        73,775
                                               ===========   ===========  ===========   ===========  ===========   ===========


                                                                                                       LAZARD INTERNATIONAL
                                               FEDERATED STOCK PORTFOLIO     LARGE CAP PORTFOLIO          STOCK PORTFOLIO
                                               -------------------------  -------------------------  -------------------------
                                                  2004          2003         2004           2003         2004          2003
                                                  ----          ----         ----           ----         ----          ----
Accumulation units beginning of year ........       20,185            --      140,166            --       15,308            --
Accumulation units purchased and
   transferred from other funding options ...      122,178        20,185      262,916       140,171      159,725        15,308
Accumulation units redeemed and
   transferred to other funding options .....         (211)           --       (1,725)           (5)      (1,102)           --
                                               -----------   -----------  -----------   -----------  -----------   -----------
Accumulation units end of year ..............      142,152        20,185      401,357       140,166      173,931        15,308
                                               ===========   ===========  ===========   ===========  ===========   ===========


                                                MERRILL LYNCH LARGE CAP      MFS EMERGING GROWTH        MFS MID CAP GROWTH
                                                    CORE PORTFOLIO                PORTFOLIO                  PORTFOLIO
                                               -------------------------  -------------------------  -------------------------
                                                  2004          2003         2004           2003         2004          2003
                                                  ----          ----         ----           ----         ----          ----
Accumulation units beginning of year ........       21,658            --        2,552            --       41,919            --
Accumulation units purchased and
   transferred from other funding options ...      335,878        21,658       65,817         2,552      108,396        41,919
Accumulation units redeemed and
   transferred to other funding options .....       (1,292)           --           (1)           --       (2,222)           --
                                               -----------   -----------  -----------   -----------  -----------   -----------
Accumulation units end of year ..............      356,244        21,658       68,368         2,552      148,093        41,919
                                               ===========   ===========  ===========   ===========  ===========   ===========

8. SCHEDULE OF ACCUMULATION UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                                                                                      SOCIAL AWARENESS STOCK
                                                  MFS VALUE PORTFOLIO      PIONEER FUND PORTFOLIO            PORTFOLIO
                                               -------------------------  -------------------------  -------------------------
                                                  2004          2003         2004           2003         2004          2003
                                                  ----          ----         ----           ----         ----          ----
Accumulation units beginning of year ........           --            --           --            --           --            --
Accumulation units purchased and
   transferred from other funding options ...       26,669            --       18,095            --        6,939            --
Accumulation units redeemed and
   transferred to other funding options .....           --            --       (2,004)           --           --            --
                                               -----------   -----------  -----------   -----------  -----------   -----------
Accumulation units end of year ..............       26,669            --       16,091            --        6,939            --
                                               ===========   ===========  ===========   ===========  ===========   ===========


                                                TRAVELERS QUALITY BOND         U.S. GOVERNMENT             AIM CAPITAL
                                                       PORTFOLIO             SECURITIES PORTFOLIO     APPRECIATION PORTFOLIO
                                               -------------------------  -------------------------  -------------------------
                                                  2004          2003         2004           2003         2004          2003
                                                  ----          ----         ----           ----         ----          ----
Accumulation units beginning of year ........       27,320            --           --            --       10,056            --
Accumulation units purchased and
   transferred from other funding options ...      845,462        27,320      147,795            --       32,915        10,056
Accumulation units redeemed and
   transferred to other funding options .....      (70,034)           --       (2,921)           --       (8,033)           --
                                               -----------   -----------  -----------   -----------  -----------   -----------
Accumulation units end of year ..............      802,748        27,320      144,874            --       34,938        10,056
                                               ===========   ===========  ===========   ===========  ===========   ===========


                                                                                                        SB ADJUSTABLE RATE
                                                   MFS TOTAL RETURN          PIONEER STRATEGIC          INCOME PORTFOLIO -
                                                       PORTFOLIO              INCOME PORTFOLIO            CLASS I SHARES
                                               -------------------------  -------------------------  -------------------------
                                                  2004          2003         2004           2003         2004          2003
                                                  ----          ----         ----           ----         ----          ----
Accumulation units beginning of year ........      338,337            --           --            --        3,839            --
Accumulation units purchased and
   transferred from other funding options ...    1,147,046       338,345      337,807            --      108,213         3,839
Accumulation units redeemed and
   transferred to other funding options .....      (27,471)           (8)        (907)           --      (51,750)           --
                                               -----------   -----------  -----------   -----------  -----------   -----------
Accumulation units end of year ..............    1,457,912       338,337      336,900            --       60,302         3,839
                                               ===========   ===========  ===========   ===========  ===========   ===========


                                                   STRATEGIC EQUITY         COMSTOCK PORTFOLIO -      ENTERPRISE PORTFOLIO
                                                        PORTFOLIO             CLASS II SHARES          - CLASS II SHARES
                                               -------------------------  -------------------------  -------------------------
                                                  2004          2003         2004           2003         2004          2003
                                                  ----          ----         ----           ----         ----          ----
Accumulation units beginning of year ........       33,558            --       80,634            --           --            --
Accumulation units purchased and
   transferred from other funding options ...       14,571        33,558      294,695        80,639       23,247            --
Accumulation units redeemed and
   transferred to other funding options .....           --            --       (7,333)           (5)          --            --
                                               -----------   -----------  -----------   -----------  -----------   -----------
Accumulation units end of year ..............       48,129        33,558      367,996        80,634       23,247            --
                                               ===========   ===========  ===========   ===========  ===========   ===========

8. SCHEDULE OF ACCUMULATION UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                                                              DYNAMIC CAPITAL
                                                CONTRAFUND(R) PORTFOLIO    APPRECIATION PORTFOLIO       MID CAP PORTFOLIO -
                                                  - SERVICE CLASS 2           - SERVICE CLASS 2          SERVICE CLASS 2
                                               -------------------------  -------------------------  -------------------------
                                                  2004          2003         2004           2003         2004          2003
                                                  ----          ----         ----           ----         ----          ----
Accumulation units beginning of year ........      139,805            --       76,148            --       79,278            --
Accumulation units purchased and
   transferred from other funding options ...      468,811       139,812       44,333        76,149      557,166        79,278
Accumulation units redeemed and
   transferred to other funding options .....        2,323            (7)          (4)           (1)      (1,625)           --
                                               -----------   -----------  -----------   -----------  -----------   -----------
Accumulation units end of year ..............      610,939       139,805      120,477        76,148      634,819        79,278
                                               ===========   ===========  ===========   ===========  ===========   ===========

                                                        COMBINED
                                               -------------------------
                                                  2004           2003
                                                  ----           ----
Accumulation units beginning of year ........    6,825,867            --
Accumulation units purchased and
   transferred from other funding options ...   39,111,454     6,934,553
Accumulation units redeemed and
  transferred to other funding options ......   (2,435,777)     (108,686)
                                               -----------   -----------
Accumulation units end of year ..............   43,501,544     6,825,867
                                               ===========   ===========

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors of the Travelers Insurance Company and
Owners of Variable Annuity Contracts of TIC Separate Account Thirteen for Variable Annuities:

We have audited the accompanying statement of assets and liabilities of TIC Separate Account Thirteen for Variable Annuities as of December 31, 2004 and the related statement of operations and for the year then ended and the statement of changes in net assets and financial highlights for the period May 21, 2003 (date operations commenced) to December 31, 2003 and for the year ended December 31, 2004. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of TIC Separate Account Thirteen for Variable Annuities as of December 31, 2004, the results of its operations for the year then ended, the changes in the net assets and the financial highlights for the period May 21, 2003 (date operations commenced) to December 31, 2003 and for the year ended December 31, 2004, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

Hartford, Connecticut
March 16, 2005

                              INDEPENDENT AUDITORS

                                    KPMG LLP

                              Hartford, Connecticut

This report is prepared for the general information of contract owners and is not an offer of units of TIC Separate Account Thirteen for Variable Annuities or shares of Separate Account Thirteen's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectus for The Travelers Separate Account Thirteen for Variable Annuities product(s) offered by The Travelers Insurance Company and the Prospectuses of the underlying funds, which collectively contain all pertinent information, including additional information on charges and expenses.












SEP13    (Annual)    (12-04)    Printed in U.S.A.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The Board of Directors and Shareholder
The Travelers Insurance Company:

We have audited the accompanying consolidated balance sheets of The Travelers Insurance Company and subsidiaries as of December 31, 2004 and 2003, and the related consolidated statements of income, changes in shareholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2004. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Insurance Company and subsidiaries as of December 31, 2004 and 2003, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2004, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the consolidated financial statements, the Company changed its methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004, variable interest entities in 2003, and for goodwill and intangible assets in 2002.

/s/KPMG LLP

Hartford, Connecticut
March 28, 2005

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED STATEMENTS OF INCOME
                                 ($ IN MILLIONS)


FOR THE YEAR ENDED DECEMBER 31,                         2004          2003          2002
                                                        ----          ----          ----

REVENUES

Premiums                                                $2,226        $2,327        $1,924
Net investment income                                    3,348         3,058         2,936
Realized investment gains (losses)                          16            37          (322)
Fee income                                                 781           606           560
Other revenues                                             124           111           136
--------------------------------------------------- ------------- ------------- -------------
     Total Revenues                                      6,495         6,139         5,234
--------------------------------------------------- ------------- ------------- -------------

BENEFITS AND EXPENSES
Current and future insurance benefits                    1,971         2,102         1,711
Interest credited to contractholders                     1,305         1,248         1,220
Amortization of deferred acquisition costs                 649           501           393
General and administrative expenses                        487           459           407
--------------------------------------------------- ------------- ------------- -------------
     Total Benefits and Expenses                         4,412         4,310         3,731
--------------------------------------------------- ------------- ------------- -------------
Income from operations before federal income taxes       2,083         1,829         1,503
--------------------------------------------------- ------------- ------------- -------------

Federal income taxes
     Current                                               563           360           236
     Deferred                                               39           111           185
--------------------------------------------------- ------------- ------------- -------------
     Total Federal Income Taxes                            602           471           421
--------------------------------------------------- ------------- ------------- -------------
Net Income                                              $1,481        $1,358        $1,082
=================================================== ============= ============= =============


                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                           CONSOLIDATED BALANCE SHEETS
                                 ($ IN MILLIONS)

AT DECEMBER 31,                                   2004          2003
--------------------------------------------- ------------- -------------

ASSETS
Fixed maturities, available for sale at
  fair value (including $2,468 and $2,170
  subject to securities lending agreements)
  (cost $45,314; $40,119)                         $47,715       $42,323
Equity securities, at fair value
  (cost $322; $323)                                   367           362
Mortgage loans                                      2,124         1,886
Policy loans                                        1,121         1,135
Short-term securities                               3,731         3,603
Trading securities, at fair value                   1,360         1,707
Other invested assets                               5,005         5,188
--------------------------------------------- ------------- -------------
     Total Investments                             61,423        56,204
--------------------------------------------- ------------- -------------

Cash                                                  246           149
Investment income accrued                             606           567
Premium balances receivable                           177           165
Reinsurance recoverables                            4,667         4,470
Deferred acquisition costs                          4,949         4,395
Separate and variable accounts                     31,327        26,972
Other assets                                        2,448         2,426
--------------------------------------------- ------------- -------------
     Total Assets                                $105,843       $95,348
--------------------------------------------- ------------- -------------

LIABILITIES
Contractholder funds                              $34,101       $30,252
Future policy benefits and claims                  16,808        15,964
Separate and variable accounts                     31,327        26,972
Deferred federal income taxes                       2,220         2,030
Trading securities sold not yet
  purchased, at fair value                            473           637
Other liabilities                                   6,609         6,136
--------------------------------------------- ------------- -------------
     Total Liabilities                             91,538        81,991
--------------------------------------------- ------------- -------------

SHAREHOLDER'S EQUITY
Common stock, par value $2.50;
  40 million shares authorized,
  issued and outstanding                              100           100
Additional paid-in capital                          5,449         5,446
Retained earnings                                   7,159         6,451
Accumulated other changes in
  equity from nonowner sources                      1,597         1,360
--------------------------------------------- ------------- -------------
     Total Shareholder's Equity                    14,305        13,357
--------------------------------------------- ------------- -------------

     Total Liabilities and
       Shareholder's Equity                      $105,843       $95,348
============================================= ============= =============


                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                                 ($ IN MILLIONS)

                                           FOR THE YEAR ENDED DECEMBER 31,
----------------------------------------- ---------- ----------- ----------
COMMON STOCK                                  2004        2003       2002
----------------------------------------- ---------- ----------- ----------
Balance, beginning of year                    $100        $100       $100
Changes in common stock                          -           -          -
----------------------------------------- ---------- ----------- ----------
Balance, end of year                          $100        $100       $100
========================================= ========== =========== ==========

----------------------------------------- ---------- ----------- ----------
ADDITIONAL PAID-IN CAPITAL
----------------------------------------- ---------- ----------- ----------
Balance, beginning of year                  $5,446      $5,443     $3,864
Stock option tax benefit (expense)               3           3        (17)
Capital contributed by parent                    -           -      1,596
----------------------------------------- ---------- ----------- ----------
Balance, end of year                        $5,449      $5,446     $5,443
========================================= ========== =========== ==========

----------------------------------------- ---------- ----------- ----------
RETAINED EARNINGS
----------------------------------------- ---------- ----------- ----------
Balance, beginning of year                  $6,451      $5,638     $5,142
Net income                                   1,481       1,358      1,082
Dividends to parent                           (773)       (545)      (586)
----------------------------------------- ---------- ----------- ----------
Balance, end of year                        $7,159      $6,451     $5,638
========================================= ========== =========== ==========

----------------------------------------- ---------- ----------- ----------
ACCUMULATED OTHER CHANGES
IN EQUITY FROM NONOWNER SOURCES
----------------------------------------- ---------- ----------- ----------
Balance, beginning of year                  $1,360        $454        $74
Unrealized gains, net of tax                   138         817        452
Foreign currency translation,
  net of tax                                     1           4          3
Derivative instrument hedging
  activity gains (losses),
  net of tax                                    98          85        (75)
----------------------------------------- ---------- ----------- ----------
Balance, end of year                        $1,597      $1,360       $454
========================================= ========== =========== ==========

----------------------------------------- ---------- ----------- ----------
SUMMARY OF CHANGES IN EQUITY
FROM NONOWNER SOURCES
----------------------------------------- ---------- ----------- ----------
Net income                                  $1,481      $1,358     $1,082
Other changes in equity
  from nonowner sources                        237         906        380
----------------------------------------- ---------- ----------- ----------
Total changes in equity
  from nonowner sources                     $1,718      $2,264     $1,462
========================================= ========== =========== ==========

----------------------------------------- ---------- ----------- ----------
TOTAL SHAREHOLDER'S EQUITY
----------------------------------------- ---------- ----------- ----------
Changes in total shareholder's equity         $948      $1,722     $2,455
Balance, beginning of year                  13,357      11,635      9,180
----------------------------------------- ---------- ----------- ----------
Balance, end of year                       $14,305     $13,357    $11,635
========================================= ========== =========== ==========


                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                           INCREASE (DECREASE) IN CASH
                                 ($ IN MILLIONS)


FOR THE YEAR ENDED DECEMBER 31,                               2004         2003        2002
---------------------------------------------------------- ----------- ------------ ----------
CASH FLOWS FROM OPERATING ACTIVITIES

     Premiums collected                                       $2,218       $2,335     $1,917
     Net investment income received                            3,228        2,787      2,741
     Other revenues received                                     901          335        384
     Benefits and claims paid                                 (1,367)      (1,270)    (1,218)
     Interest paid to contractholders                         (1,294)      (1,226)    (1,220)
     Operating expenses paid                                  (1,646)      (1,375)    (1,310)
     Income taxes paid                                          (262)        (456)      (197)
     Trading account investments (purchases), sales, net         226         (232)        76
     Other                                                      (479)         (84)      (105)
---------------------------------------------------------- ----------- ------------ ----------
         Net Cash Provided by Operating Activities             1,525          814      1,068
---------------------------------------------------------- ----------- ------------ ----------

CASH FLOWS FROM INVESTING ACTIVITIES
     Proceeds from maturities of investments
         Fixed maturities                                      6,833        7,446      4,459
         Mortgage loans                                          655          358        374
     Proceeds from sales of investments
         Fixed maturities                                      7,796       15,078     15,472
         Equity securities                                        78          124        212
         Mortgage loans                                           52            -          -
         Real estate held for sale                                55            5         26
     Purchases of investments
         Fixed maturities                                    (19,164)     (26,766)   (23,623)
         Equity securities                                      (157)        (144)      (134)
         Mortgage loans                                         (944)        (317)      (355)
     Policy loans, net                                            14           34         39
     Short-term securities (purchases) sales, net               (116)         814     (1,320)
     Other investments (purchases) sales, net                     50          108        (69)
     Securities transactions in course of settlement, net        699         (618)       529
---------------------------------------------------------- ----------- ------------ ----------
     Net Cash Used in Investing Activities                    (4,149)      (3,878)    (4,390)
---------------------------------------------------------- ----------- ------------ ----------

CASH FLOWS FROM FINANCING ACTIVITIES
     Contractholder fund deposits                              9,619        8,326      8,505
     Contractholder fund withdrawals                          (6,125)      (4,754)    (4,729)
     Capital contribution by parent                                -            -        172
     Dividends to parent company                                (773)        (545)      (586)
---------------------------------------------------------- ----------- ------------ ----------
         Net Cash Provided by Financing Activities             2,721        3,027      3,362
---------------------------------------------------------- ----------- ------------ ----------
Net increase (decrease) in cash                                   97          (37)        40
Cash at December 31, previous year                               149          186        146
---------------------------------------------------------- ----------- ------------ ----------
Cash at December 31, current year                               $246         $149       $186
========================================================== =========== ============ ==========



                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Significant accounting policies used in the preparation of the accompanying financial statements follow.

BASIS OF PRESENTATION

The Travelers Insurance Company (TIC, together with its subsidiaries, the Company), is a wholly owned subsidiary of Citigroup Insurance Holding Corporation (CIHC), an indirect wholly owned subsidiary of Citigroup Inc. (Citigroup), a diversified global financial services holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. The consolidated financial statements include the accounts of the Company and its insurance and non-insurance subsidiaries on a fully consolidated basis. The primary insurance entities of the Company are TIC and its subsidiaries, The Travelers Life and Annuity Company (TLAC), Primerica Life Insurance Company (Primerica Life), and its subsidiaries, Primerica Life Insurance Company of Canada, CitiLife Financial Limited (CitiLife) and National Benefit Life Insurance Company (NBL). Significant intercompany transactions and balances have been eliminated. The Company consolidates entities deemed to be variable interest entities when the Company is determined to be the primary beneficiary under Financial Accounting Standards Board (FASB) Interpretation No. 46, "Consolidation of Variable Interest Entities" (FIN 46).

On January 31, 2005, Citigroup announced its intention to sell its Life Insurance and Annuities business, which includes TIC, TLAC and certain other businesses, to MetLife, Inc. Primerica Life and its subsidiaries will remain part of Citigroup. See Note 17.

The financial statements and accompanying footnotes of the Company are prepared in conformity with U.S. generally accepted accounting principles (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and benefits and expenses during the reporting period. Actual results could differ from those estimates.

Certain prior year amounts have been reclassified to conform to the 2004 presentation.

ACCOUNTING CHANGES

ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS

On January 1, 2004, the Company adopted the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1). The main components of SOP 03-1 provide guidance on accounting and reporting by insurance enterprises for separate account presentation, accounting for an insurer's interest in a separate account, transfers to a separate account, valuation of certain liabilities, contracts with death or other benefit features, contracts that provide annuitization benefits, and sales inducements to contract holders.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The following summarizes the more significant aspects of the Company's adoption of SOP 03-1:

SEPARATE ACCOUNT PRESENTATION. SOP 03-1 requires separate account products to meet certain criteria in order to be treated as separate account products. For products not meeting the specified criteria, these assets and liabilities are included in the reporting entities' general account.

The Company's adoption of SOP 03-1 resulted in the consolidation on the Company's balance sheet of approximately $500 million of investments previously held in separate and variable account assets and approximately $500 million of contractholder funds previously held in separate and variable account liabilities.

VARIABLE ANNUITY CONTRACTS WITH GUARANTEED MINIMUM DEATH BENEFIT FEATURES. For variable annuity contracts with guaranteed minimum death benefit (GMDB) features, SOP 03-1 requires the reporting entity to categorize the contract as either an insurance or investment contract based upon the significance of mortality or morbidity risk. SOP 03-1 provides explicit guidance for calculating a reserve for insurance contracts, and provides that the reporting entity does not hold reserves for investment contracts (i.e., there is no significant mortality risk).

The Company determined that the mortality risk on its GMDB features was not a significant component of the overall variable annuity product, and accordingly continued to classify these products as investment contracts. Prior to the adoption of SOP 03-1, the Company held a reserve of approximately $8 million to cover potential GMDB exposure. This reserve was released during the first quarter of 2004 as part of the implementation of SOP 03-1.

RESERVING FOR UNIVERSAL LIFE AND VARIABLE UNIVERSAL LIFE CONTRACTS. SOP 03-1 requires that a reserve, in addition to the account balance, be established for certain insurance benefit features provided under universal life (UL) and variable universal life (VUL) products if the amounts assessed against the contract holder each period for the insurance benefit feature are assessed in a manner that is expected to result in profits in earlier years and losses in subsequent years from the insurance benefit function.

The Company's UL and VUL products were reviewed to determine if an additional reserve is required under SOP 03-1. The Company determined that SOP 03-1 applied to some of its UL and VUL contracts with these features and established an additional reserve of approximately $1 million.

SALES INDUCEMENTS TO CONTRACT HOLDERS. SOP 03-1 provides, prospectively, that sales inducements provided to contract holders meeting certain criteria are capitalized and amortized over the expected life of the contract as a component of benefit expense. During 2004, the Company capitalized sales inducements of approximately $50.6 million in accordance with SOP 03-1. These inducements relate to bonuses on certain products offered by the Company. For 2004, amortization of these capitalized amounts was insignificant.

CONSOLIDATION OF VARIABLE INTEREST ENTITIES

On January 1, 2004, the Company adopted Financial Accounting Standards Board
(FASB) Interpretation No. 46, "Consolidation of Variable Interest Entities (revised December 2003)," (FIN 46-R), which includes substantial changes from the original FIN 46. Included in these changes, the calculation of expected losses and expected residual returns has been altered to reduce the impact of decision maker and guarantor fees in the calculation of expected residual returns and expected losses. In addition, the definition of a variable interest has been changed in the revised guidance. FIN 46 and FIN 46-R change the method of determining

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

whether certain entities should be included in the Company's consolidated financial statements. The Company has evaluated the impact of applying FIN 46-R to existing VIEs in which it has variable interests. The effect of adopting FIN 46-R on the Company's consolidated balance sheet is immaterial. See Note 3.

An entity is subject to FIN 46 and FIN 46-R and is called a variable interest entity (VIE) if it has (1) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (2) equity investors that cannot make significant decisions about the entity's operations or that do not absorb the expected losses or receive the expected returns of the entity. All other entities are evaluated for consolidation under Statement of Financial Accounting Standards (SFAS) No. 94, "Consolidation of All Majority-Owned Subsidiaries" (SFAS 94). A VIE is consolidated by its primary beneficiary, which is the party involved with the VIE that has a majority of the expected losses or a majority of the expected residual returns or both.

For any VIEs that must be consolidated under FIN 46 that were created before February 1, 2003, the assets, liabilities, and noncontrolling interests of the VIE are initially measured at their carrying amounts with any difference between the net amount added to the balance sheet and any previously recognized interest being recognized as the cumulative effect of an accounting change. If determining the carrying amounts is not practicable, fair value at the date FIN 46 first applies may be used to measure the assets, liabilities, and noncontrolling interests of the VIE. In October 2003, the FASB announced that the effective date of FIN 46 was deferred from July 1, 2003 to periods ending after December 15, 2003 for VIEs created prior to February 1, 2003. TIC elected to implement the provisions of FIN 46 in the 2003 third quarter, resulting in the consolidation of VIEs increasing both total assets and total liabilities by approximately $407 million. The implementation of FIN 46 encompassed a review of numerous entities to determine the impact of adoption and considerable judgment was used in evaluating whether or not a VIE should be consolidated.

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

In April 2003, the FASB issued SFAS No. 149, "Amendment of Statement 133 on Derivative Instruments and Hedging Activities" (SFAS 149). SFAS 149 amends and clarifies accounting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities." In particular, this Statement clarifies under what circumstances a contract with an initial net investment meets the characteristic of a derivative and when a derivative contains a financing component that warrants special reporting in the statement of cash flows. This Statement is generally effective for contracts entered into or modified after June 30, 2003 and did not have a significant impact on the Company's consolidated financial statements.

COSTS ASSOCIATED WITH EXIT OR DISPOSAL ACTIVITIES

On January 1, 2003, the Company adopted SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities" (SFAS 146). SFAS 146 requires that a liability for costs associated with exit or disposal activities, other than in a business combination, be recognized when the liability is incurred. Previous generally accepted accounting principles provided for the recognition of such costs at the date of management's commitment to an exit plan. In addition, SFAS 146 requires that the liability be measured at fair value and be adjusted for changes in estimated cash flows. The provisions of the new standard are effective for exit or disposal activities initiated after December 31, 2002. The adoption of SFAS 146 did not affect the Company's consolidated financial statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

STOCK-BASED COMPENSATION

On January 1, 2003, the Company adopted the fair value recognition provisions of SFAS No. 123, "Accounting for Stock-Based Compensation" (SFAS 123), prospectively for all awards granted, modified, or settled after December 31, 2002. The prospective method is one of the adoption methods provided for under SFAS No. 148, "Accounting for Stock-Based Compensation - Transition and Disclosure," issued in December 2002. SFAS 123 requires that compensation cost for all stock awards be calculated and recognized over the service period (generally equal to the vesting period). This compensation cost is determined using option pricing models, intended to estimate the fair value of the awards at the grant date. Similar to Accounting Principles Board Opinion No. 25, "Accounting for Stock Issued to Employees" (APB 25), the alternative method of accounting, an offsetting increase to stockholders' equity under SFAS 123 is recorded equal to the amount of compensation expense charged. During the 2004 first quarter, the Company changed its option valuation from the Black-Scholes model to the Binomial Method. The impact of this change was immaterial.

Had the Company applied SFAS 123 prior to 2003 in accounting for Citigroup stock options, net income would have been the pro forma amounts indicated below:


 ------------------------------------------------- ---------------- ----------------- ---------------- -----------------
 YEAR ENDED DECEMBER 31,                                                        2004             2003             2002
 ($ IN MILLIONS)

 ------------------------------------------------- ---------------- ----------------- ---------------- -----------------
 Compensation expense related to stock option      As reported                   $2               $2                $-
 plans, net of tax                                 Pro forma                      5                7                 9
 ------------------------------------------------- ---------------- ----------------- ---------------- -----------------
 Net income                                        As reported                $1,481          $1,358            $1,082
                                                   Pro forma                   1,478           1,353             1,073
 ------------------------------------------------- ---------------- ----------------- ---------------- -----------------


BUSINESS COMBINATIONS, GOODWILL AND OTHER INTANGIBLE ASSETS

Effective January 1, 2002, the Company adopted the FASB SFAS No. 141, "Business Combinations" (SFAS 141) and No. 142, "Goodwill and Other Intangible Assets" (SFAS 142). These standards change the accounting for business combinations by, among other things, prohibiting the prospective use of pooling-of-interests accounting and requiring companies to stop amortizing goodwill and certain intangible assets with an indefinite useful life created by business combinations accounted for using the purchase method of accounting. Instead, goodwill and intangible assets deemed to have an indefinite useful life will be subject to an annual review for impairment. Other intangible assets that are not deemed to have an indefinite useful life will continue to be amortized over their useful lives. See Note 5.

FUTURE APPLICATION OF ACCOUNTING STANDARDS

OTHER-THAN-TEMPORARY IMPAIRMENTS OF CERTAIN INVESTMENTS

On September 30, 2004, the FASB voted unanimously to delay the effective date of Emerging Issues Task Force (EITF) No. 03-1, "The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments" (EITF 03-1). The delay applies to both debt and equity securities and specifically applies to impairments caused by interest rate and sector spreads. In addition, the provisions of EITF 03-1 that have been delayed relate to the requirements that a company declare its intent to hold the security to recovery and designate a recovery period in order to avoid recognizing an other-than-temporary impairment charge through earnings.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The FASB will be issuing implementation guidance related to this topic. Once issued, the Company will evaluate the impact of adopting EITF 03-1. The disclosures required by EITF 03-1 are included in Note 3 to the Consolidated Financial Statements.

STOCK-BASED COMPENSATION

In December 2004, the FASB issued SFAS No. 123 (Revised 2004), "Share-Based Payment" (SFAS 123-R), which replaces the existing SFAS 123 and supersedes APB
25. SFAS 123-R requires companies to measure and record compensation expense for stock options and other share-based payment based on the instruments' fair value. SFAS 123-R is effective for interim and annual reporting periods beginning after June 15, 2005. The Company will adopt SFAS 123-R on July 1, 2005 by using a modified prospective approach. For unvested stock-based awards granted before January 1, 2003 (APB 25 awards), the Company will expense the fair value of the awards as at the grant date over the remaining vesting period. The impact of recognizing compensation expense for the unvested APB 25 awards will be immaterial in the third and fourth quarters of 2005. In addition, the amount of additional compensation expense that will be disclosed as the impact in the first and second quarters of 2005, as if the standard had been adopted as of January 1, 2005, but will not be recognized in earnings, will be immaterial. The Company continues to evaluate other aspects of adopting SFAS 123-R.

ACCOUNTING POLICIES

INVESTMENTS

Fixed maturities include bonds, notes and redeemable preferred stocks. Fixed maturities, including instruments subject to securities lending agreements (see
Note 3), are classified as "available for sale" and are reported at fair value, with unrealized investment gains and losses, net of income taxes, credited or charged directly to shareholder's equity. Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes. If quoted market prices are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment are used to determine fair value. Impairments are realized when investment losses in value are deemed other-than-temporary. The Company conducts a rigorous review each quarter to identify and evaluate investments that have possible indications of impairment. An investment in a debt or equity security is impaired if its fair value falls below its cost and the decline is considered other-than-temporary. Factors considered in determining whether a loss is other-than-temporary include the length of time and extent to which fair value has been below cost; the financial condition and near-term prospects of the issuer; and the Company's ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery. Changing economic conditions - global, regional, or related to specific issuers or industries - could result in other-than-temporary losses.

Also included in fixed maturities are loan-backed and structured securities (including beneficial interests in securitized financial assets). Beneficial interests in securitized financial assets that are rated "A" and below are accounted for under the prospective method in accordance with EITF 99-20. Under the prospective method of accounting, the investments effective yield is based upon projected future cash flows. All other loan-backed and structured securities are amortized using the retrospective method. The effective yield used to determine amortization is calculated based upon actual and projected future cash flows.

Equity securities, which include common and non-redeemable preferred stocks, are classified as "available for sale" and carried at fair value based primarily on quoted market prices. Changes in fair values of equity securities are charged or credited directly to shareholder's equity, net of income taxes.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

Mortgage loans are carried at amortized cost. A mortgage loan is considered impaired when it is probable that the Company will be unable to collect principal and interest amounts due. For mortgage loans that are determined to be impaired, a reserve is established for the difference between the amortized cost and fair market value of the underlying collateral. Cash received on impaired loans is reported as income. In estimating fair value, the Company uses interest rates reflecting the higher returns required in the current real estate financing market.

Policy loans are carried at the amount of the unpaid balances that are not in excess of the net cash surrender values of the related insurance policies. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

Short-term securities, consisting primarily of money market instruments and other debt issues purchased with a maturity of less than one year, are carried at amortized cost, which approximates fair value.

Cash includes certificates of deposits and other time deposits with original maturities of less than 90 days.

Trading securities and related liabilities are normally held for periods less than six months. These investments are marked to market with the change recognized in net investment income during the current period.

Other invested assets include limited partnership and limited liability company interests in investment funds and real estate joint ventures accounted for on the equity method of accounting. Undistributed income is reported in net investment income. Also included in other invested assets is real estate held for sale, which is carried at the lower of cost or fair value less estimated cost to sell. Fair value of foreclosed properties is established at the time of foreclosure by internal analysis or external appraisers, using discounted cash flow analyses and other accepted techniques. Thereafter, an impairment for losses on real estate held for sale is established if the carrying value of the property exceeds its current fair value less estimated costs to sell.

Also included in other invested assets is an investment in Citigroup Preferred Stock, which is recorded at cost. See Notes 13 and 17.

Accrual of investment income is suspended on fixed maturities or mortgage loans that are in default, or on which it is likely that future payments will not be made as scheduled. Interest income on investments in default is recognized only as payment is received.

DERIVATIVE FINANCIAL INSTRUMENTS

The Company uses derivative financial instruments, including financial futures contracts, swaps, interest rate caps, options and forward contracts, as a means of hedging exposure to interest rate changes, equity price changes, credit and foreign currency risk. The Company also uses derivative financial instruments to enhance portfolio income and replicate cash market investments. The Company, through Tribeca Citigroup Investments Ltd., holds and issues derivative instruments in conjunction with investment strategies designed to enhance portfolio returns. (See Note 11 for a more detailed description of the Company's derivative use.) Derivative financial instruments in a gain position are reported in the consolidated balance sheet in other assets, derivative financial instruments in a loss position are reported in the consolidated balance sheet in other liabilities and derivatives purchased to offset embedded derivatives on variable annuity contracts are reported in other invested assets.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

To qualify for hedge accounting, the hedge relationship is designated and formally documented at inception detailing the particular risk management objective and strategy for the hedge. This documentation includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed.

A derivative must be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged.

For fair value hedges, in which derivatives hedge the fair value of assets and liabilities, changes in the fair value of derivatives are reflected in realized investment gains and losses, together with changes in the fair value of the related hedged item. The Company primarily hedges available-for-sale securities.

For cash flow hedges, the accounting treatment depends on the effectiveness of the hedge. To the extent that derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives' fair value will be reported in accumulated other changes in equity from nonowner sources in shareholder's equity. These changes in fair value will be included in earnings of future periods when earnings are also affected by the variability of the hedged cash flows. To the extent these derivatives are not effective, the ineffective portion of the change in fair value is immediately included in realized investment gains and losses.

For net investment hedges, in which derivatives hedge the foreign currency exposure of a net investment in a foreign operation, the accounting treatment will similarly depend on the effectiveness of the hedge. The effective portion of the change in fair value of the derivative, including any premium or discount, is reflected in the accumulated other changes in equity from nonowner sources as part of the foreign currency translation adjustment in shareholder's equity. The ineffective portion is reflected in realized investment gains and losses.

The effectiveness of these hedging relationships is evaluated on a retrospective and prospective basis using quantitative measures of effectiveness. If a hedge relationship is found to be ineffective, it no longer qualifies for hedge accounting and any gains or losses attributable to such ineffectiveness as well as subsequent changes in fair value are recognized in realized investment gains and losses.

For those fair value and cash flow hedge relationships that are terminated, hedge designations removed, or forecasted transactions that are no longer expected to occur, the hedge accounting treatment described in the paragraphs above will no longer apply. For fair value hedges, any changes to the hedged item remain as part of the basis of the asset or liability and are ultimately reflected as an element of the yield. For cash flow hedges, any changes in fair value of the derivative remains in the accumulated other changes in equity from nonowner sources in shareholder's equity and are included in earnings of future periods when earnings are also affected by the variability of the hedged cash flow. If the hedged relationship is discontinued because a forecasted transaction will not occur when scheduled, the accumulated changes in fair value of the derivative recorded in shareholder's equity are immediately reflected in realized investment gains and losses.

The Company enters into derivative contracts that are economic hedges but do not qualify or are not designated as hedges for accounting purposes. These derivative contracts are carried at fair value, with changes in value reflected in realized investment gains and losses.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

FINANCIAL INSTRUMENTS WITH EMBEDDED DERIVATIVES

The Company bifurcates an embedded derivative from the host contract where the economic characteristics and risks of the embedded instrument are not clearly and closely related to the economic characteristics and risks of the host contract, the entire instrument would not otherwise be remeasured at fair value and a separate instrument with the same terms of the embedded instrument would meet the definition of a derivative under SFAS 133.

The Company purchases investments that have embedded derivatives, primarily convertible debt securities. These embedded derivatives are carried at fair value with changes in value reflected in realized investment gains and losses. Derivatives embedded in convertible debt securities are classified in the consolidated balance sheet as fixed maturity securities, consistent with the host instruments.

The Company markets certain investment contracts that have embedded derivatives, primarily variable annuity contracts. These embedded derivatives are carried at fair value, with changes in value reflected in realized investment gains and losses. Derivatives embedded in variable annuity contracts are classified in the consolidated balance sheet as future policy benefits and claims.

The Company may enter into derivative contracts to hedge the exposures represented by these embedded derivatives. These are economic hedges, however they do not qualify for hedge accounting. These derivatives are carried at fair value, with the changes in value reflected in realized gains and losses.

INVESTMENT GAINS AND LOSSES

Realized investment gains and losses are included as a component of pre-tax revenues based upon specific identification of the investments sold on the trade date. Realized gains and losses also result from fair value changes in derivative contracts that do not qualify, or are not designated, as hedging instruments, and the application of fair value hedges under SFAS 133. Impairments are recognized as realized losses when investment losses in value are deemed other-than-temporary. The Company conducts regular reviews to assess whether other-than-temporary losses exist. Also included in pre-tax revenues are gains and losses arising from the remeasurement of the local currency value of foreign investments to U.S. dollars, the functional currency of the Company. The foreign exchange effects of Canadian operations are included in unrealized gains and losses.

DEFERRED ACQUISITION COSTS

Deferred acquisition costs (DAC) represent costs that are deferred and amortized over the estimated life of the related insurance policies. DAC principally includes commissions and certain expenses related to policy issuance, underwriting and marketing, all of which vary with and are primarily related to the production of new business. The method for determining amortization of deferred acquisition costs varies by product type based upon three different accounting pronouncements: SFAS No. 60, "Accounting and Reporting by Insurance Enterprises" (SFAS 60), SFAS No. 91, "Accounting for Nonrefundable Fees and Costs Associated with Originating or Acquiring Loans and Initial Direct Costs of Leases" (SFAS 91) and SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long Duration Contracts and for Realized Gains and Losses from the Sale of Investments" (SFAS 97).

DAC for deferred annuities, both fixed and variable, and payout annuities is amortized employing a level effective yield methodology per SFAS 91 as indicated by AICPA Practice Bulletin 8, generally over 10-15

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

years. An amortization rate is developed using the outstanding DAC balance and projected account balances and is applied to actual account balances to determine the amount of DAC amortization. The projected account balances are derived using a model that contains assumptions related to investment returns and persistency. The model rate is evaluated at least annually, and changes in underlying lapse and interest rate assumptions are to be treated retrospectively. Variances in expected equity market returns versus actual returns are treated prospectively and a new amortization pattern is developed so that the DAC balances will be amortized over the remaining estimated life of the business.

DAC for universal life and COLI is amortized in relation to estimated gross profits from surrender charges, investment, mortality, and expense margins per SFAS 97, generally over 16-25 years. Actual profits can vary from management's estimates, resulting in increases or decreases in the rate of amortization. Re-estimates of gross profits, performed at least annually, result in retrospective adjustments to earnings by a cumulative charge or credit to income.

DAC relating to traditional life, including term insurance, and health insurance is amortized in relation to anticipated premiums per SFAS 60, generally over 5-20 years. Assumptions as to the anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied over the life of the policy.

All DAC is reviewed at least annually to determine if it is recoverable from future income, including investment income, and if not recoverable, is charged to expenses. All other acquisition expenses are charged to operations as incurred. See Note 5.

VALUE OF INSURANCE IN FORCE

The value of insurance in force is an asset that represents the actuarially determined present value of anticipated profits to be realized from life insurance and annuities contracts at the date of acquisition using the same assumptions that were used for computing related liabilities where appropriate. The value of insurance in force was the actuarially determined present value of the projected future profits discounted at interest rates ranging from 14% to 18%. Traditional life insurance is amortized in relation to anticipated premiums; universal life is amortized in relation to estimated gross profits; and annuity contracts are amortized employing a level yield method. The value of insurance in force, which is included in other assets, is reviewed periodically for recoverability to determine if any adjustment is required. Adjustments, if any, are charged to income. See Note 5.

SEPARATE AND VARIABLE ACCOUNTS

Separate and variable accounts primarily represent funds for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholders. Each account has specific investment objectives. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. The assets of these accounts are carried at fair value.

Amounts assessed to the separate account contractholders for management services are included in revenues. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses.

VARIABLE ANNUITY CONTRACTS WITH GUARANTEED MINIMUM DEATH BENEFIT FEATURES. For variable annuity contracts with GMDB features, SOP 03-1 requires the reporting entity to categorize the contract as either an insurance or investment contract based upon the significance of mortality or morbidity risk. SOP 03-1

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

provides explicit guidance for calculating a reserve for insurance contracts, and provides that the reporting entity does not hold reserves for investment contracts (i.e., there is no significant mortality risk).

The Company determined that the mortality risk on its GMDB features was not a significant component of the overall variable annuity product, and accordingly continued to classify these products as investment contracts. Prior to the adoption of SOP 03-1, the Company held a reserve of approximately $8 million to cover potential GMDB exposure. This reserve was released during the first quarter of 2004 as part of the implementation of SOP 03-1.

GOODWILL AND INTANGIBLE ASSETS

Goodwill and intangible assets are included in other assets. The carrying amount of goodwill and other intangible assets is reviewed at least annually for indication of impairment in value that in the view of management would be other-than-temporary. If it is determined that goodwill and other intangible assets are unlikely to be recovered, impairment is recognized on a discounted cash flow basis.

Upon adoption of SFAS 141 and SFAS 142, as of January 1, 2002, the Company stopped amortizing goodwill and intangible assets deemed to have an infinite useful life. Instead, these assets are subject to an annual review for impairment. Other intangible assets that are not deemed to have an indefinite useful life will continue to be amortized over their useful lives. See Note 5.

CONTRACTHOLDER FUNDS

Contractholder funds represent receipts from the issuance of universal life, COLI, pension investment, guaranteed investment contracts (GICs), and certain deferred annuity contracts. For universal life and COLI contracts, contractholder fund balances are increased by receipts for mortality coverage, contract administration, surrender charges and interest accrued, where one or more of these elements are not fixed or guaranteed. These balances are decreased by withdrawals, mortality charges and administrative expenses charged to the contractholder. Interest rates credited to contractholder funds related to universal life and COLI range from 3.5% to 5.4%, with a weighted average interest rate of 4.7%.

Pension investment, GICs and certain annuity contracts do not contain significant insurance risks and are considered investment-type contracts. Contractholder fund balances are increased by receipts and credited interest, and reduced by withdrawals and administrative expenses charged to the contractholder. Interest rates credited to those investment-type contracts range from less than 1.0% to 8.0% with a weighted average interest rate of 4.2%.

RESERVING FOR UNIVERSAL LIFE AND VARIABLE UNIVERSAL LIFE CONTRACTS. SOP 03-1 requires that a reserve, in addition to the account balance, be established for certain insurance benefit features provided under UL and VUL products if the amounts assessed against the contract holder each period for the insurance benefit feature are assessed in a manner that is expected to result in profits in earlier years and losses in subsequent years from the insurance benefit function.

The Company's UL and VUL products were reviewed to determine if an additional reserve is required under SOP 03-1. The Company determined that SOP 03-1 applied to some of its UL and VUL contracts with these features and established an additional reserve of approximately $1 million.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

FUTURE POLICY BENEFITS

Future policy benefits represent liabilities for future insurance policy benefits for payout annuities and traditional life products and are prepared in accordance with industry standards and U.S. GAAP. The annuity payout reserves are calculated using the mortality and interest assumptions used in the actual pricing of the benefit. Mortality assumptions are based on Company experience and are adjusted to reflect deviations such as substandard mortality in structured settlement benefits. The interest rates range from 1.7% to 8.7% with a weighted average of 6.5% for these products. Traditional life products include whole life and term insurance. Future policy benefits for traditional life products are estimated on the basis of actuarial assumptions as to mortality, persistency and interest, established at policy issue. Interest assumptions applicable to traditional life products range from 2.5% to 7.0%, with a weighted average of 5.3%. Assumptions established at policy issue as to mortality and persistency are based on the Company's experience, which, together with interest assumptions, include a margin for adverse deviation. Appropriate recognition has been given to experience rating and reinsurance.

GUARANTY FUND AND OTHER INSURANCE RELATED ASSESSMENTS

Included in other liabilities is the Company's estimate of its liability for guaranty fund and other insurance-related assessments. State guaranty fund assessments are based upon the Company's share of premium written or received in one or more years prior to an insolvency occurring in the industry. Once an insolvency has occurred, the Company recognizes a liability for such assessments if it is probable that an assessment will be imposed and the amount of the assessment can be reasonably estimated. At December 31, 2004 and 2003, the Company had a liability of $22.6 million and $22.5 million, respectively, for guaranty fund assessments and a related premium tax offset recoverable of $4.8 million and $4.6 million, respectively. The assessments are expected to be paid over a period of three to five years and the premium tax offsets are expected to be realized over a period of 10 to 15 years.

PERMITTED STATUTORY ACCOUNTING PRACTICES

The Company's insurance subsidiaries, domiciled principally in Connecticut and Massachusetts, prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of the states of domicile. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations, and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The Company does not have any permitted statutory accounting practices.

PREMIUMS

Premium income is reported for individual payout annuities, group close-out annuities, whole life and term insurance. The annuities premiums are recognized as revenue when collected. The life premiums are recognized as revenue when due. Premiums for contracts with a limited number of premium payments, due over a significantly shorter period than the period over which benefits are provided, are considered revenue when due. The portion of premium which is not required to provide for benefits and expenses is deferred and recognized in revenues in a constant relationship to insurance benefits in force.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

FEE INCOME

Fee income is recognized on deferred annuity and universal life contracts for mortality, administrative and equity protection charges according to contract due dates. Fee income is recognized on variable annuity and universal life separate accounts either daily, monthly, quarterly or annually as per contract terms.

OTHER REVENUES

Other revenues include surrender penalties collected at the time of a contract surrender, and other miscellaneous charges related to annuity and universal life contracts recognized when received. Also included are revenues from unconsolidated non-insurance subsidiaries. Amortization of deferred income related to reinsured blocks of business are recognized in relation to anticipated premiums and are reported in other revenues.

CURRENT AND FUTURE INSURANCE BENEFITS

Current and future insurance benefits represent charges for mortality and morbidity related to fixed annuities, universal life, term life and health insurance benefits.

INTEREST CREDITED TO CONTRACTHOLDERS

Interest credited to contractholders represents amounts earned by universal life, COLI, pension investment, GICs and certain deferred annuity contracts in accordance with contract provisions.

FEDERAL INCOME TAXES

The provision for federal income taxes is comprised of two components, current income taxes and deferred income taxes. Deferred federal income taxes arise from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

2.   OPERATING SEGMENTS

The Company has two reportable business segments that are separately managed due to differences in products, services, marketing strategy and resource management. The business of each segment is maintained and reported through separate legal entities within the Company. The management groups of each segment report separately to the common ultimate parent, Citigroup Inc. These business segments are Travelers Life & Annuity (TLA) and Primerica Life Insurance (Primerica).

TRAVELERS LIFE & ANNUITY (TLA) core offerings include individual annuity, individual life, COLI and group annuity insurance products distributed by TIC and TLAC principally under the Travelers Life & Annuity name. Among the range of individual products offered are deferred fixed and variable annuities, payout annuities and term, universal and variable life insurance. The COLI product is a variable universal life product distributed through independent specialty brokers. The group products include institutional pensions, including GICs, payout annuities, group annuities sold to employer-sponsored retirement and savings plans, structured settlements and funding agreements.

The PRIMERICA business segment consolidates the businesses of Primerica Life, Primerica Life Insurance Company of Canada, CitiLife and NBL. The Primerica business segment offers individual life products,

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

primarily term insurance, to customers through a sales force of approximately 106,000 representatives. A great majority of the domestic licensed sales force works on a part-time basis.

The accounting policies of the segments are the same as those described in the summary of significant accounting policies (see Note 1). The amount of investments in equity method investees and total expenditures for additions to long-lived assets other than financial instruments, long-term customer relationships of a financial institution, mortgage and other servicing rights, and deferred tax assets, were not material.

       ($ IN MILLIONS)

       REVENUES BY SEGMENT           2004            2003           2002
       -------------------           ----            ----           ----
       TLA                         $4,725          $4,479         $3,653
       Primerica                    1,770           1,660          1,581
                                 --------         -------        -------
       Total Revenues              $6,495          $6,139         $5,234
                                 ========         =======        =======

       NET INCOME BY SEGMENT

       TLA                           $990            $918           $673
       Primerica                      491             440            409
                                 --------         -------        -------
       Net Income                  $1,481          $1,358         $1,082
                                 ========         =======        =======

       ASSETS BY SEGMENT

       TLA                        $95,824         $85,881        $74,562
       Primerica                   10,019           9,467          8,433
                                 --------         -------        -------
       Total segments            $105,843         $95,348        $82,995
                                 ========         =======        =======

The following tables contain key segment measurements.

     BUSINESS SEGMENT INFORMATION:
     ---------------------------------------------- ------------- -------------
     FOR THE YEAR
     ENDED DECEMBER 31, 2004

      ($ IN MILLIONS)                                   TLA        PRIMERICA
     ---------------------------------------------- ------------- -------------
     Premiums                                            $911        $1,315
     Net investment income                              3,012           336
     Interest credited to contractholders               1,305             -
     Amortization of deferred acquisition costs           400           249
     Expenditures for deferred acquisition costs          810           393
     Federal income taxes                                 361           241

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

     BUSINESS SEGMENT INFORMATION:
     --------------------------------------------- -------------- -------------
     FOR THE YEAR
     ENDED DECEMBER 31, 2003

      ($ IN MILLIONS)                                   TLA        PRIMERICA
     --------------------------------------------- -------------- -------------
     Premiums                                          $1,082        $1,245
     Net investment income                              2,743           315
     Interest credited to contractholders               1,248             -
     Amortization of deferred acquisition costs           266           235
     Expenditures for deferred acquisition costs          583           377
     Federal income taxes                                 240           231

     BUSINESS SEGMENT INFORMATION:
     --------------------------------------------- -------------- -------------
     FOR THE YEAR
     ENDED DECEMBER 31, 2002

      ($ IN MILLIONS)                                   TLA        PRIMERICA
     --------------------------------------------- -------------- -------------
     Premiums                                            $730        $1,194
     Net investment income                              2,646           290
     Interest credited to contractholders               1,220             -
     Amortization of deferred acquisition costs           174           219
     Expenditures for deferred acquisition costs          556           323
     Federal income taxes                                 212           209

The majority of the annuity business and a substantial portion of the life business written by TLA are accounted for as investment contracts, with the result that the deposits collected are reported as liabilities and are not included in revenues. Deposits represent a statistic integral to managing TLA operations, which management uses for measuring business volumes, and may not be comparable to similarly captioned measurements used by other life insurance companies. For the years ended December 31, 2004, 2003 and 2002, deposits collected amounted to $14.4 billion, $12.0 billion and $11.9 billion, respectively.

The Company's revenue was derived almost entirely from U.S. domestic business. Revenue attributable to foreign countries was insignificant.

The Company had no transactions with a single customer representing 10% or more of its revenue.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

3.   INVESTMENTS

FIXED MATURITIES

The amortized cost and fair value of investments in fixed maturities were as follows:

        ----------------------------------------------------- --------------- ---------------- --------------- ------------
                                                                                   GROSS           GROSS
        DECEMBER 31, 2004                                         AMORTIZED      UNREALIZED      UNREALIZED        FAIR
        ($ IN MILLIONS)                                              COST          GAINS           LOSSES          VALUE
        ----------------------------------------------------- --------------- ---------------- --------------- ------------
        AVAILABLE FOR SALE:

             Mortgage-backed securities - CMOs and
             pass-through securities                               $8,568           $311                $9        $8,870

             U.S. Treasury securities and obligations of
             U.S. Government and government agencies and
             authorities                                            2,143            106                 -         2,249

             Obligations of states, municipalities and
             political subdivisions                                   364             41                 1           404

             Debt securities issued by foreign governments            847             81                 1           927

             All other corporate bonds                             25,603          1,466                40        27,029

             Other debt securities                                  7,613            421                14         8,020

             Redeemable preferred stock                               176             41                 1           216
        ----------------------------------------------------- --------------- ---------------- --------------- ------------
                 Total Available For Sale                         $45,314         $2,467               $66       $47,715
        ----------------------------------------------------- --------------- ---------------- --------------- ------------


        ----------------------------------------------------- --------------- ---------------- --------------- ------------
                                                                                   GROSS           GROSS
        DECEMBER 31, 2003                                         AMORTIZED      UNREALIZED      UNREALIZED        FAIR
        ($ IN MILLIONS)                                              COST          GAINS           LOSSES          VALUE
        ----------------------------------------------------- --------------- ---------------- --------------- ------------
        AVAILABLE FOR SALE:

             Mortgage-backed securities - CMOs and
             pass-through securities                               $8,061           $326               $18        $8,369

             U.S. Treasury securities and obligations of
             U.S. Government and government agencies and
             authorities                                            2,035             22                12         2,045

             Obligations of states, municipalities and
             political subdivisions                                   379             21                 2           398

             Debt securities issued by foreign governments            690             51                 1           740

             All other corporate bonds                             23,098          1,507                64        24,541

             Other debt securities                                  5,701            377                22         6,056

             Redeemable preferred stock                               155             20                 1           174
        ----------------------------------------------------- --------------- ---------------- --------------- ------------
                 Total Available For Sale                         $40,119         $2,324              $120       $42,323
        ----------------------------------------------------- --------------- ---------------- --------------- ------------

Proceeds from sales of fixed maturities classified as available for sale were $7.8 billion, $15.1 billion and $15.5 billion in 2004, 2003 and 2002, respectively. Gross gains of $246 million, $476 million and $741

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

million and gross losses of $263 million, $394 million and $309 million in 2004, 2003 and 2002, respectively, were realized on those sales. Additional losses of $40 million, $110 million and $639 million in 2004, 2003 and 2002, respectively, were realized due to other-than-temporary losses in value. Impairments in 2002 were concentrated in telecommunication and energy company investments.

The amortized cost and fair value of fixed maturities at December 31, 2004, by contractual maturity, are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

        ---------------------------------------- --------------- ---------------

                                                    AMORTIZED
        ($ IN MILLIONS)                                COST         FAIR VALUE
        ---------------------------------------- --------------- ---------------
        MATURITY:

             Due in one year or less                   $2,634            $2,679
             Due after 1 year through 5 years          13,015            13,514
             Due after 5 years through 10 years        13,262            14,034
             Due after 10 years                         7,835             8,618
        ---------------------------------------- --------------- ---------------
                                                       36,746            38,845
        ---------------------------------------- --------------- ---------------
             Mortgage-backed securities                 8,568             8,870
        ---------------------------------------- --------------- ---------------
                 Total Maturity                       $45,314           $47,715
        ---------------------------------------- --------------- ---------------

The Company makes investments in collateralized mortgage obligations (CMOs). CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company's investment strategy is to purchase CMO tranches which are protected against prepayment risk, including planned amortization class and last cash flow tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The Company does invest in other types of CMO tranches if a careful assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

At December 31, 2004 and 2003, the Company held CMOs classified as available for sale with a fair value of $6.0 billion and $5.2 billion, respectively. Approximately 28% and 30%, respectively, of the Company's CMO holdings are fully collateralized by GNMA, FNMA or FHLMC securities at December 31, 2004 and 2003. In addition, the Company held $2.9 billion and $3.0 billion of GNMA, FNMA or FHLMC mortgage-backed pass-through securities at December 31, 2004 and 2003, respectively. All of these securities are rated AAA.

The Company engages in securities lending transactions whereby certain securities from its portfolio are loaned to other institutions for short periods of time. The Company generally receives cash collateral from the borrower, equal to at least the market value of the loaned securities plus accrued interest, and invests it in the Company's short-term money market pool (See Note 13). The loaned securities remain a recorded asset of the Company, however, the Company records a liability for the amount of the cash collateral held, representing its obligation to return the cash collateral, and reports that liability as part of other liabilities in the consolidated balance sheet. At December 31, 2004 and 2003, the Company held cash collateral of $2.2 billion and $2.4 billion, respectively. The Company also had $382.7 million of investments held as collateral with a third party at December 31, 2004. The Company does not have the right to sell or pledge this collateral and it is not recorded on the consolidated balance sheet. No such collateral existed at December 31, 2003.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company participates in dollar roll repurchase transactions as a way to generate investment income. These transactions involve the sale of mortgage-backed securities with the agreement to repurchase substantially the same securities from the same counterparty. Cash is received from the sale, which is invested in the Company's short-term money market pool. The cash is returned at the end of the roll period when the mortgage-backed securities are repurchased. The Company will generate additional investment income based upon the difference between the sale and repurchase prices. These transactions are recorded as secured borrowings. The mortgage-backed securities remain recorded as assets. The cash proceeds are reflected in short-term investments and a liability is established to reflect the Company's obligation to repurchase the securities at the end of the roll period. The liability is classified as other liabilities in the consolidated balance sheets and fluctuates based upon the timing of the repayments. The balances were insignificant at December 31, 2004 and 2003.

EQUITY SECURITIES

The cost and fair values of investments in equity securities were as follows:


        --------------------------------------------- ----------- ---------------------- ---------------------- -----------
        EQUITY SECURITIES:                                          GROSS UNREALIZED       GROSS UNREALIZED        FAIR
        ($ IN MILLIONS)                                  COST             GAINS                 LOSSES            VALUE
        --------------------------------------------- ----------- ---------------------- ---------------------- -----------
        DECEMBER 31, 2004
             Common stocks                                $153               $42                    $1              $194
             Non-redeemable preferred stocks               169                 6                     2               173
        --------------------------------------------- ----------- ---------------------- ---------------------- -----------
                 Total Equity Securities                  $322               $48                    $3              $367
        --------------------------------------------- ----------- ---------------------- ---------------------- -----------
        DECEMBER 31, 2003
             Common stocks                                $109               $27                    $2              $134
             Non-redeemable preferred stocks               214                14                     -               228
        --------------------------------------------- ----------- ---------------------- ---------------------- -----------
                 Total Equity Securities                  $323               $41                    $2              $362
        --------------------------------------------- ----------- ---------------------- ---------------------- -----------

Proceeds from sales of equity securities were $78 million, $124 million and $212 million in 2004, 2003 and 2002, respectively. Gross gains of $29 million, $23 million and $8 million and gross losses of $10 million, $2 million and $4 million in 2004, 2003 and 2002, respectively, were realized on those sales. Additional losses of $5 million, $11 million and $19 million in 2004, 2003 and 2002, respectively, were realized due to other-than-temporary losses in value.

OTHER-THAN-TEMPORARY LOSSES ON INVESTMENTS

Management has determined that the unrealized losses on the Company's investments in fixed maturity and equity securities at December 31, 2004 are temporary in nature. The Company conducts a periodic review to identify and evaluate investments that have indications of possible impairment. An investment in a debt or equity security is impaired if its fair value falls below its cost and the decline is considered other-than-temporary. Factors considered in determining whether a loss is other-than-temporary include the length of time and extent to which fair value has been below cost; the financial condition and near-term prospects of the issuer;

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

and the Company's ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery. The Company's review for impairment generally entails:

o Identification and evaluation of investments that have possible indications of impairment;

o Analysis of individual investments that have fair values less than 80% of amortized cost, including consideration of the length of time the investment has been in an unrealized loss position;

o Discussion of evidential matter, including an evaluation of factors or triggers that would or could cause individual investments to qualify as having other-than-temporary impairments and those that would not support other-than-temporary impairment;

o Documentation of the results of these analyses, as required under business policies.

The table below shows the fair value of investments in fixed maturities and equity securities that are available for sale and have been in an unrealized loss position at December 31, 2004:


                                                                    Gross Unrealized Losses
                                                        ---------------------------------------------------
                                                         Less Than One Year         One Year or Longer               Total
                                                        ------------------------ -------------------------- ------------------------
                                                                          Gross                      Gross                    Gross
                                                            Fair     Unrealized         Fair    Unrealized        Fair   Unrealized
($ IN MILLIONS)                                            Value         Losses        Value        Losses       Value       Losses
------------------------------------------------------- --------- -------------- ------------ ------------- ----------- ------------
Fixed maturity securities available-for-sale:
Mortgage-backed securities-CMOs and pass-through
    securities                                              $955             $7          $82            $2      $1,037           $9
U.S. Treasury securities and obligations of U.S.
    Government and government agencies and authorities        66              -           11             -          77            -
Obligations of states, municipalities and political
     subdivisions                                              4              -           11             1          15            1
Debt securities issued by foreign governments                 24              1            2             -          26            1
All other corporate bonds                                  3,494             32          269             8       3,763           40
Other debt securities                                      1,072             10          199             4       1,271           14
Redeemable preferred stock                                    15              -            7             1          22            1
------------------------------------------------------- --------- -------------- ------------ ------------- ----------- ------------
Total fixed maturities                                    $5,630            $50         $581           $16      $6,211          $66
Equity securities                                            $39             $2          $14            $1         $53           $3
------------------------------------------------------- --------- -------------- ------------ ------------- ----------- ------------

At December 31, 2004, the cost of approximately 825 investments in fixed maturity and equity securities exceeded their fair value by $69 million. Of the $69 million, $50 million represents fixed maturity investments that have been in a gross unrealized loss position for less than a year and of these 93% are rated investment grade. Fixed maturity investments that have been in a gross unrealized loss position for a year or more total $16 million and 89% of these investments are rated investment grade. The gross unrealized loss on equity securities was $3 million at December 31, 2004.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The table below shows the fair value of investments in fixed maturities and equity securities in an unrealized loss position at December 31, 2003:


                                                                    Gross Unrealized Losses
                                                        ---------------------------------------------------
                                                           Less Than One Year       One Year or Longer               Total
                                                        ------------------------ -------------------------- ------------------------
                                                                          Gross                      Gross                    Gross
                                                            Fair     Unrealized         Fair    Unrealized        Fair   Unrealized
($ IN MILLIONS)                                            Value         Losses        Value        Losses       Value       Losses
------------------------------------------------------- --------- -------------- ------------ ------------- ----------- ------------
Fixed maturity securities available-for-sale:
Mortgage-backed securities-CMOs and pass-through
    securities                                            $1,182            $18          $17            $-      $1,199          $18
U.S. Treasury securities and obligations of U.S.
    Government and government agencies and authorities     1,180             12            -             -       1,180           12
Obligations of states, municipalities and political
     subdivisions                                             45              2            -             -          45            2
Debt securities issued by foreign governments                 55              1            -             -          55            1
All other corporate bonds                                  1,793             39          503            25       2,296           64
Other debt securities                                        755             18           89             3         844           22
Redeemable preferred stock                                    12              1           11             1          23            1
------------------------------------------------------- --------- -------------- ------------ ------------- ----------- ------------
Total fixed maturities                                    $5,022            $91         $620           $29      $5,642         $120
Equity securities                                            $25             $1           $5            $1         $30           $2
------------------------------------------------------- --------- -------------- ------------ ------------- ----------- ------------

At December 31, 2003, the cost of approximately 670 investments in fixed maturity and equity securities exceeded their fair value by $122 million. Of the $122 million, $91 million represents fixed maturity investments that have been in a gross unrealized loss position for less than a year and of these 78% are rated investment grade. Fixed maturity investments that have been in a gross unrealized loss position for a year or more total $29 million and 38% of these investments are rated investment grade. The gross unrealized loss on equity securities was $2 million at December 31, 2003.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

AGING OF GROSS UNREALIZED LOSSES ON AVAILABLE FOR SALE

The aging of gross unrealized losses on fixed maturity investments is as follows:

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                 TOTAL FIXED MATURITIES
                                                                                                  WITH UNREALIZED LOSS
                                                              TOTAL FIXED MATURITIES              TOTALING 20% OR MORE
------------------------------------------------------- ------------------------------------ ----------------------------------
DECEMBER 31, 2004                                         AMORTIZED         UNREALIZED          AMORTIZED         UNREALIZED
($ IN MILLIONS)                                              COST              LOSS               COST               LOSS
------------------------------------------------------- ----------------- ------------------ --------------- ------------------
     Six months or less                                      $4,435               $31                 $1              $-
     Greater than six months to nine months                   1,029                14                  -               -
     Greater than nine months to twelve months                  215                 5                  -               -
     Greater than twelve months                                 597                16                  -               -
                                                           --------             -----               ----             ---
         Total                                               $6,276               $66                 $1              $-
                                                           ========             =====               ====             ===


-------------------------------------------------------------------------------------------------------------------------------
                                                                                                 TOTAL FIXED MATURITIES
                                                                                                  WITH UNREALIZED LOSS
                                                              TOTAL FIXED MATURITIES              TOTALING 20% OR MORE
------------------------------------------------------- ------------------------------------ ----------------------------------
DECEMBER 31, 2003                                         AMORTIZED         UNREALIZED          AMORTIZED         UNREALIZED
($ IN MILLIONS)                                              COST              LOSS               COST               LOSS
------------------------------------------------------- ----------------- ------------------ --------------- ------------------
     Six months or less                                      $4,356               $68                $24              $7
     Greater than six months to nine months                     558                17                  -               -
     Greater than nine months to twelve months                  199                 6                  2               -
     Greater than twelve months                                 650                29                  3               1
                                                           --------             -----               ----             ---
         Total                                               $5,763              $120                $29              $8
                                                           ========             =====               ====             ===


Fair values of investments in fixed maturities and equity securities are based on quoted market prices or dealer quotes or, if these are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment. The fair value of investments for which quoted market prices, third-party broker quotations or validated model prices are not available amounted to $345.0 million and $1,058.4 million at December 31, 2004 and 2003, respectively.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

MORTGAGE LOANS

At December 31, 2004 and 2003, the Company's mortgage loan portfolios consisted of the following:

        ---------------------------------- ---------------- ---------------
        ($ IN MILLIONS)                              2004            2003
        ---------------------------------- ---------------- ---------------
        Current Mortgage Loans                     $2,070          $1,841
        Underperforming Mortgage Loans                 54              45
        ---------------------------------- ---------------- ---------------
             Total Mortgage Loans                  $2,124          $1,886
        ---------------------------------- ---------------- ---------------

Underperforming mortgage loans include delinquent mortgage loans over 90 days past due, loans in the process of foreclosure and loans modified at interest rates below market.

Aggregate annual maturities on mortgage loans at December 31, 2004 are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

        ------------------------------------------------------ ----------------
        YEAR ENDING DECEMBER 31,
        ($ IN MILLIONS)
        ------------------------------------------------------ ----------------
        2005                                                        $122
        2006                                                         308
        2007                                                         249
        2008                                                          93
        2009                                                         252
        Thereafter                                                 1,100
        ------------------------------------------------------ ----------------
             Total                                                $2,124
        ====================================================== ================

TRADING SECURITIES

Trading securities of the Company are held primarily in Tribeca Citigroup Investments Ltd. The assets and liabilities are valued at fair value as follows:

                                     Fair value as of         Fair value as of
($ IN MILLIONS)                      December 31, 2004       December 31, 2003
----------------                     -----------------       -----------------
ASSETS
    Trading securities
       Convertible bond arbitrage         $1,110                  $1,447
       Other                                 250                     260
                                          ------                  ------
                                          $1,360                  $1,707
                                          ======                  ======

LIABILITIES
    Trading securities sold not
       yet purchased
       Convertible bond arbitrage           $460                    $629
       Other                                  13                       8
                                            ----                    ----
                                            $473                    $637
                                            ====                    ====

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company's trading portfolio investments and related liabilities are normally held for periods less than six months. See Note 11.

OTHER INVESTED ASSETS

Other invested assets are composed of the following:

     ----------------------------------------------- ----------- --------------
     ($ IN MILLIONS)                                      2004           2003
     ----------------------------------------------- ----------- --------------
     Investment in Citigroup Preferred Stock            $3,212         $3,212
     Private equity and arbitrage investments            1,235          1,315
     Real estate joint ventures                            230            327
     Derivatives                                           192            182
     Real estate - Investment                               28             33
     Real estate - Foreclosed                                9             63
     Other                                                  99             56
     ----------------------------------------------- ----------- --------------
     Total                                              $5,005         $5,188
     ----------------------------------------------- ----------- --------------

CONCENTRATIONS

At December 31, 2004 and 2003, the Company had an investment in Citigroup Preferred Stock of $3.2 billion. See Note 13.

The Company both maintains and participates in a short-term investment pool for its insurance affiliates. See Note 13.

The Company had concentrations of investments, excluding those in federal and government agencies, primarily fixed maturities at fair value, in the following industries:

     -------------------------------------------- -------------- --------------
     ($ IN MILLIONS)                                      2004           2003
     -------------------------------------------- -------------- --------------
     Finance                                            $6,917         $5,056
     Banking                                             3,474          2,830
     Electric Utilities                                  3,258          3,552
     -------------------------------------------- -------------- --------------

The Company held investments in foreign banks in the amount of $1,321 million and $1,018 million at December 31, 2004 and 2003, respectively, which are included in the table above.

The Company defines its below investment grade assets as those securities rated Ba1 by Moody's Investor Services (or its equivalent) or below by external rating agencies, or the equivalent by internal analysts when a public rating does not exist. Such assets include publicly traded below investment grade bonds and certain other privately issued bonds and notes that are classified as below investment grade. Below investment grade assets included in the categories of the preceding table include $918 million and $1,118 million in Electric Utilities at December 31, 2004 and 2003, respectively. Below investment grade assets in Finance and Banking were insignificant at December 31, 2004 and 2003. Total below investment grade assets were $5.4 billion and $5.2 billion at December 31, 2004 and 2003, respectively.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

Included in mortgage loans were the following group concentrations:

     -------------------------------------------- -------------- --------------
     ($ IN MILLIONS)                                      2004           2003
     -------------------------------------------- -------------- --------------
     STATE
     California                                           $788           $732

     PROPERTY TYPE
     Agricultural                                       $1,177         $1,025
     -------------------------------------------- -------------- --------------

The Company monitors creditworthiness of counterparties to all financial instruments by using controls that include credit approvals, credit limits and other monitoring procedures. Collateral for fixed maturities often includes pledges of assets, including stock and other assets, guarantees and letters of credit. The Company's underwriting standards with respect to new mortgage loans generally require loan to value ratios of 75% or less at the time of mortgage origination.

NON-INCOME PRODUCING INVESTMENTS

Investments included in the consolidated balance sheets that were non-income producing amounted to $105.3 million and $104.4 million at December 31, 2004 and 2003, respectively.

RESTRUCTURED INVESTMENTS

The Company had mortgage loans and debt securities that were restructured at below market terms at December 31, 2004 and 2003. The balances of the restructured investments were insignificant. The new terms typically defer a portion of contract interest payments to varying future periods. Gross interest income on restructured assets that would have been recorded in accordance with the original terms of such loans was insignificant in 2004, 2003 and 2002. Interest on these assets, included in net investment income, was also insignificant in 2004, 2003 and 2002.

NET INVESTMENT INCOME

----------------------------------- -------------- -------------- --------------
FOR THE YEAR ENDED DECEMBER 31,             2004           2003           2002
($ IN MILLIONS)
----------------------------------- -------------- -------------- --------------
GROSS INVESTMENT INCOME
     Fixed maturities                     $2,615         $2,465         $2,359
     Mortgage loans                          184            158            167
     Trading                                  41            222              9
     Other invested assets                   303             58            203
     Citigroup Preferred Stock               203            203            178
     Other, including policy loans           108             82            104
----------------------------------- -------------- -------------- --------------
Total gross investment income              3,454          3,188          3,020
----------------------------------- -------------- -------------- --------------
Investment expenses                          106            130             84
----------------------------------- -------------- -------------- --------------
Net Investment Income                     $3,348         $3,058         $2,936
----------------------------------- -------------- -------------- --------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

REALIZED AND UNREALIZED INVESTMENT GAINS (LOSSES)

Net realized investment gains (losses) for the periods were as follows:

-------------------------------------- ------------ ------------ -----------
FOR THE YEAR ENDED DECEMBER 31,              2004         2003        2002
($ IN MILLIONS)
-------------------------------------- ------------ ------------ -----------
REALIZED INVESTMENT GAINS (LOSSES)
     Fixed maturities                       $(17)        $(28)      $(207)
     Equity securities                        19           10         (15)
     Mortgage loans                            1          (14)          -
     Real estate held for sale                (4)           1           8
     Other invested assets                     5           49         (19)
     Derivatives:
         Guaranteed minimum withdrawal
            benefit derivatives, net          30            -           -
         Other derivatives                   (14)          19         (87)
      Other                                   (4)           -          (2)
-------------------------------------- ------------ ------------ -----------
          Total realized investment
            gains (losses)                   $16          $37       $(322)
-------------------------------------- ------------ ------------ -----------

Changes in net unrealized investment gains (losses) that are reported in accumulated other changes in equity from nonowner sources were as follows:

------------------------------------------ ----------- ----------- ----------
FOR THE YEAR ENDED DECEMBER 31,                2004        2003         2002
($ IN MILLIONS)
------------------------------------------ ----------- ----------- ----------
UNREALIZED INVESTMENT GAINS (LOSSES)
     Fixed maturities                          $197      $1,198         $664
     Equity securities                            6          35            3
     Other                                       12           6           31
------------------------------------------ ----------- ----------- ----------
         Total unrealized investment gains      215       1,239          698
------------------------------------------ ----------- ----------- ----------
     Related taxes                               77         421          243
------------------------------------------ ----------- ----------- ----------
     Change in unrealized investment gains      138         818          455
     Balance beginning of year                1,444         626          171
------------------------------------------ ----------- ----------- ----------
         Balance end of year                 $1,582      $1,444         $626
------------------------------------------ ----------- ----------- ----------

VARIABLE INTEREST ENTITIES

The following table represents the carrying amounts and classification of consolidated assets that are collateral for VIE obligations. The assets in this table represent two investment vehicles that the Company was involved with prior to February 1, 2003. These two VIEs are a collateralized debt obligation and a real estate joint venture:

            $ IN MILLIONS            DECEMBER 31, 2004      DECEMBER 31, 2003
--------------------------------------------------------------------------------
            Investments                      $386                 $ 400
                Cash                            9                    11
               Other                            2                     4
                                            -----                 -----
 Total assets of consolidated VIEs           $397                  $415
--------------------------------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The debt holders of these VIEs have no recourse to the Company. The Company's maximum exposure to loss is limited to its investment of approximately $8 million. The Company regularly becomes involved with VIEs through its investment activities. This involvement is generally restricted to small passive debt and equity investments.

4.   REINSURANCE

Reinsurance is used in order to limit losses, minimize exposure to large risks, provide additional capacity for future growth and to effect business-sharing arrangements. Reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term (YRT), coinsurance and modified coinsurance. Reinsurance involves credit risk and the Company monitors the financial condition of these reinsurers on an ongoing basis. The Company remains primarily liable as the direct insurer on all risks reinsured.

For TLA, since 1997 the majority of universal life business has been reinsured under an 80% ceded/20% retained YRT quota share reinsurance program and term life business has been reinsured under a 90%/10% YRT quota share reinsurance program. Beginning June 1, 2002, COLI business has been reinsured under a 90%/10% quota share reinsurance program. Beginning in September 2002, newly issued term life business has been reinsured under a 90%/10% coinsurance quota share reinsurance program. Subsequently, portions of this term coinsurance has reverted to YRT for new business. Generally, the maximum retention on an ordinary life risk is $2.5 million. Maximum retention of $2.5 million is generally reached on policies in excess of $12.5 million for universal life and $25.0 million for term insurance. For other plans of insurance, it is the policy of the Company to obtain reinsurance for amounts above certain retention limits on individual life policies, which limits vary with age and underwriting classification. Total in-force business ceded under reinsurance contracts is $397.4 billion and $356.3 billion at December 31, 2004 and 2003, respectively.

For Primerica Life, business sold prior to 1991 was reinsured under a coinsurance arrangement with approximately 50% of the face amount being ceded. For business sold from 1991 through June 1994, only amounts over the company retention of $1.0 million were reinsured through an excess loss YRT treaty. In June 1994, Primerica Life began reinsuring almost all business under a 1st dollar quota share YRT treaty with 80% being ceded. Beginning with business sold in January 1997, the amount ceded was increased from 80% to 90%.

Business sold in Canada is not included in the U.S. YRT quota share treaties. In Canada, the business sold from April 2000 through December 2003, was reinsured under a separate 1st dollar quota share YRT arrangement, with the ceding amount ranging from 70% to 90%. Beginning with business sold in January 2004, Canada began reinsuring only amounts above their company retention of $500,000.

Primerica has also entered into several reinsurance assumed treaties with Reinsurance Group of America, Inc. The reinsurance assumed treaties generated a $79 million pre-tax loss in 2001 and a $95 million pre-tax loss in 2002. The pre-tax impact from these reinsurance assumed treaties has been minor for 2003 and 2004.

During 2004, The Travelers Life and Annuity Reinsurance Company (TLARC) was formed as a pure captive insurer in order to permit the Company to cede 100% of its statutory based risk associated with the death benefit guarantee rider on certain universal life contracts. The reinsurance transaction related to statutory-only reserves, and had no impact on GAAP premiums and benefits. TLARC is a direct subsidiary of CIHC, the Company's parent. See Note 13.

                  TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

Effective July 1, 2000 the Company sold 90% of its individual long-term care insurance business to General Electric Capital Assurance Company and its subsidiary in the form of indemnity reinsurance arrangements. Written premiums ceded per these arrangements were $224.2 million, $226.8 million and $231.8 million in 2004, 2003 and 2002, respectively, and earned premiums ceded were $224.3 million, $226.7 million and $233.8 million in 2004, 2003 and 2002, respectively.

On January 3, 1995, the Company sold its group life business to The Metropolitan Life Insurance Company (MetLife) under the form of an indemnity insurance arrangement. Premiums written and earned in 2004, 2003 and 2002 were insignificant.

Prior to April 1, 2001, the Company also reinsured substantially all of the GMDB on its variable annuity product. Total variable annuity account balances with GMDB were $26.7 billion, of which $12.0 billion, or 45%, was reinsured, and $23.5 billion, of which $12.9 billion, or 55%, was reinsured at December 31, 2004 and 2003, respectively. GMDB is payable upon the death of a contractholder. When the benefit payable is greater than the account value of the variable annuity, the difference is called the net amount at risk (NAR). NAR totals $1.1 billion, of which $.9 billion, or 84%, is reinsured and $1.7 billion, of which $1.4 billion, or 81%, is reinsured at December 31, 2004 and 2003, respectively.

TIC writes workers' compensation business. This business is reinsured through a 100% quota-share agreement with The Travelers Indemnity Company, an insurance subsidiary of St. Paul Travelers. See Note 14.

A summary of reinsurance financial data reflected within the consolidated statements of income and balance sheets is presented below ($ in millions):

                                        FOR THE YEARS ENDING DECEMBER 31,
WRITTEN PREMIUMS                          2004            2003           2002
------------------------------------ ------------ -------------- --------------
Direct                                  $2,908          $2,979         $2,610
Assumed                                      1               1              -
Ceded to:
     The Travelers Indemnity Company        (4)              2            (83)
     Other companies                      (684)           (638)          (614)
------------------------------------ ------------ -------------- --------------
Total Net Written Premiums              $2,221          $2,344         $1,913
==================================== ============ ============== ==============
EARNED PREMIUMS                           2004            2003           2002
------------------------------------ ------------ -------------- --------------
Direct                                  $2,916          $3,001         $2,652
Assumed                                      1               1              -
Ceded to:
     The Travelers Indemnity Company        (1)            (21)          (109)
     Other companies                      (690)           (654)          (619)
------------------------------------ ------------ -------------- --------------
Total Net Earned Premiums               $2,226          $2,327         $1,924
==================================== ============ ============== ==============

The Travelers Indemnity Company was an affiliate for part of 2002.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

Reinsurance recoverables at December 31, 2004 and 2003 include amounts recoverable on unpaid and paid losses and were as follows ($ in millions):

REINSURANCE RECOVERABLES                            2004           2003
------------------------------------------- -------------- --------------
Life and accident and health business             $3,178         $2,885
Property-casualty business:
     The Travelers Indemnity Company               1,489          1,585
------------------------------------------- -------------- --------------
Total Reinsurance Recoverables                    $4,667         $4,470
=========================================== ============== ==============

Reinsurance recoverables for the life and accident and health business include $1,876 million and $1,617 million at December 31, 2004 and 2003, respectively, from General Electric Capital Assurance Company. Assets collateralizing these receivables in the amount of $1,894 million and $1,632 million at December 31, 2004 and 2003, respectively, were held in trust for the purpose of paying Company claims.

Reinsurance recoverables also include $409 million and $435 million at December 31, 2004 and 2003, respectively, from MetLife.

5.   INTANGIBLE ASSETS

The Company's intangible assets are DAC, goodwill and the value of insurance in force. DAC and the value of insurance in force are amortizable.

     DAC

                                       Deferred & Payout                          Traditional Life &
     ($ IN MILLIONS)                       Annuities            UL & COLI               Other              Total
     -------------------------------- -------------------- --------------------- --------------------- ---------------
     Balance January 1, 2003                  $1,353              $  578                 $2,005             $3,936

     Deferred expenses & other                   340                 221                    399                960
     Amortization expense                       (212)                (33)                  (256)              (501)
                                      -------------------- --------------------- --------------------- ---------------

     Balance December 31, 2003                 1,481                 766                  2,148              4,395

     Deferred expenses & other                   448                 342                    413              1,203
     Amortization expense                       (273)                (51)                  (269)              (593)
     Underlying lapse and interest
         rate adjustment                         (17)                  -                      -                (17)
     Pattern of estimated gross
         profit adjustment                         -                 (39)                     -                (39)
                                      -------------------- --------------------- --------------------- ---------------
     Balance December 31, 2004                $1,639              $1,018                 $2,292             $4,949
     -------------------------------- -------------------- --------------------- --------------------- ---------------

VALUE OF INSURANCE IN FORCE

The value of insurance in force totaled $97 million and $112 million at December 31, 2004 and 2003, respectively, and is included in other assets. Amortization expense on the value of insurance in force was $14 million, $18 million and $25 million for the year ended December 31, 2004, 2003 and 2002, respectively. Amortization expense related to the value of insurance in force is estimated to be $16 million in 2005, $15 million in 2006, $13 million in 2007, $9 million in 2008 and $7 million in 2009.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

6.   DEPOSIT FUNDS AND RESERVES

At December 31, 2004 and December 31, 2003, the Company had $48.2 billion and $43.5 billion of life and annuity deposit funds and reserves, respectively, as follows:

($ IN MILLIONS)                         December 31, 2004   December 31, 2003
Subject to discretionary withdrawal:
    With fair value adjustments              $ 7,541             $ 6,974
    Subject to surrender charges               4,852               6,057
    Surrenderable without charge               8,105               5,756
                                             -------             -------
    Total                                    $20,498             $18,787

Not subject to discretionary withdrawal:     $27,730             $24,693
                                             -------             -------
    Total                                    $48,228             $43,480
                                             =======             =======

Average surrender charges included in the subject to surrender charge category above are 6.5% and 5.0%, respectively. In addition, during the payout phase, these funds are credited at significantly reduced interest rates. There are $519 million and $550 million of life insurance reserves included in surrenderable without charge at December 31, 2004 and December 31, 2003, respectively. The life insurance risks would have to be underwritten again if transferred to another carrier, which is considered a significant deterrent for long-term policyholders. Insurance liabilities that are surrendered or withdrawn from the Company are reduced by outstanding policy loans and related accrued interest prior to payout.

Included in contractholder funds and in the preceding paragraph are GICs totaling $14.2 billion. These GICs have a weighted average interest rate of 4.23% and scheduled maturities are as follows:

($ IN MILLIONS)         FIXED GIC        VARIABLE GIC            TOTAL
                      -------------- ------------------- ----------------------
2005                     $ 1,237            $4,006             $ 5,243
2006                       1,862                 -               1,862
2007                       1,561                 -               1,561
2008                       1,343                 -               1,343
2009                       1,393                 -               1,393
2010 and thereafter        2,835                 -               2,835
                         -------            ------             -------
          Total          $10,231            $4,006             $14,237
                         =======            ======             =======

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

7.   FEDERAL INCOME TAXES

EFFECTIVE TAX RATE

 ($ IN MILLIONS)
------------------------------------ -------------- -------------- -------------
FOR THE YEAR ENDED DECEMBER 31,          2004           2003          2002
------------------------------------ -------------- -------------- -------------
Income before federal income taxes       $2,083        $1,829        $1,503
Statutory tax rate                           35%           35%           35%
------------------------------------ -------------- -------------- -------------
Expected federal income taxes               729           640           526
Tax effect of:
     Non-taxable investment income          (93)          (91)          (62)
     Tax reserve release                    (23)          (79)          (43)
     Other, net                             (11)            1             -
------------------------------------ -------------- -------------- -------------
Federal income taxes                       $602          $471          $421
==================================== ============== ============== =============
Effective tax rate                           29%           26%           28%
------------------------------------ -------------- -------------- -------------
COMPOSITION OF FEDERAL INCOME TAXES
Current:
     United States                         $530          $330          $217
     Foreign                                 33            30            19
------------------------------------ -------------- -------------- -------------
     Total                                  563           360           236
------------------------------------ -------------- -------------- -------------
Deferred:
     United States                           40           108           182
     Foreign                                 (1)            3             3
------------------------------------ -------------- -------------- -------------
     Total                                   39           111           185
------------------------------------ -------------- -------------- -------------
Federal income taxes                       $602          $471          $421
==================================== ============== ============== =============

Additional tax benefits (expense) attributable to employee stock plans allocated directly to shareholder's equity for the years ended December 31, 2004, 2003 and 2002 were $3 million, $3 million and $(17) million, respectively.

The net deferred tax liability at December 31, 2004 and 2003 was comprised of the tax effects of temporary differences related to the following assets and liabilities:

--------------------------------------------- ----------------- ---------------
($ IN MILLIONS)                                          2004          2003
--------------------------------------------- ----------------- ---------------
Deferred Tax Assets:
     Benefit, reinsurance and other reserves             $629           $574
     Operating lease reserves                              47             52
     Employee benefits                                    195            201
     Other                                                232            392
--------------------------------------------- ----------------- ---------------
           Total                                        1,103          1,219
--------------------------------------------- ----------------- ---------------
Deferred Tax Liabilities:
     Deferred acquisition costs and
       value of insurance in force                     (1,365)        (1,225)
     Investments, net                                  (1,809)        (1,795)
     Other                                               (149)          (229)
--------------------------------------------- ----------------- ---------------
            Total                                      (3,323)        (3,249)
--------------------------------------------- ----------------- ---------------
Net Deferred Tax Liability                            $(2,220)       $(2,030)
--------------------------------------------- ----------------- ---------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company and its subsidiaries file a consolidated federal income tax return with Citigroup. Federal income taxes are allocated to each member of the consolidated group, according to a Tax Sharing Agreement (the Agreement), on a separate return basis adjusted for credits and other amounts required by the Agreement.

TIC had $325 million and $52 million payable to Citigroup at December 31, 2004 and 2003, respectively, related to the Agreement.

At December 31, 2004 and 2003, the Company had no ordinary or capital loss carryforwards.

The policyholders' surplus account, which arose under prior tax law, is generally that portion of the gain from operations that has not been subjected to tax, plus certain deductions. The balance of this account is approximately $932 million. At current rates the maximum amount of such tax would be approximately $326 million. Income taxes are not provided for on this amount because under current U.S. tax rules such taxes will become payable only to the extent such amounts are distributed as a dividend or exceed limits prescribed by federal law. The 2004 Tax Act provides that this account can be reduced directly by distributions made by the life insurance subsidiaries in 2005 and 2006. The Company intends to make sufficient distributions to eliminate this account within the timeframe permitted under the Act.

8.   SHAREHOLDER'S EQUITY

SHAREHOLDER'S EQUITY AND DIVIDEND AVAILABILITY

The Company's statutory net income, which includes the statutory net income of all insurance subsidiaries, was $842 million, $1,104 million and $256 million for the years ended December 31, 2004, 2003 and 2002, respectively. The Company's statutory capital and surplus was $7.9 billion and $7.6 billion at December 31, 2004 and 2003, respectively.

The Company is currently subject to various regulatory restrictions that limit the maximum amount of dividends available to be paid to its parent without prior approval of insurance regulatory authorities. A maximum of $908 million is available by the end of the year 2005 for such dividends without prior approval of the State of Connecticut Insurance Department, depending upon the amount and timing of the payments. TIC has requested approval to effect certain of the distributions described in Note 17 as an extraordinary dividend. See Note 17. In accordance with the Connecticut statute, TLAC may not pay dividends during 2005 without prior approval of the State of Connecticut Insurance Department. Primerica may pay up to $263 million to TIC in 2005 without prior approval of the Commonwealth of Massachusetts Insurance Department. The Company paid dividends of $773 million, $545 million and $586 million in 2004, 2003 and 2002, respectively.

The Company's 2004 dividends were paid in the following amounts: $467.5 million on March 30; $152.5 million on June 30; and $152.5 million on September 30. Due to the timing of the payments, these dividends were considered extraordinary.

In addition to the aforementioned quarterly dividends, the Company also made a dividend consisting of all the issued and outstanding shares of TLARC on December 15, 2004. TLARC was valued at $250,000 and was considered to be an ordinary dividend. See Notes 4 and 13 for further discussion of TLARC.

In December 2004, the Company requested and received prior approval from the State of Connecticut Insurance Department to pay an extraordinary dividend on January 3, 2005. Under Connecticut law, the ordinary dividend limitation amount is based upon the cumulative total of all dividend payments made within

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

the preceding twelve months. The Company's proposed dividend payment of $302.5 million payable on January 3, 2005 exceeded the ordinary dividend limitation by approximately $167 million, based on the 2005 dividend limit of $908 million. The State of Connecticut Insurance Department approved the request on December 19, 2004. TIC paid the dividend to its parent on January 3, 2005.

ACCUMULATED OTHER CHANGES IN EQUITY FROM NONOWNER SOURCES, NET OF TAX

Changes in each component of Accumulated Other Changes in Equity from Nonowner Sources were as follows:


                                                  NET UNREALIZED                                             ACCUMULATED OTHER
                                                     GAIN/LOSS      FOREIGN CURRENCY        DERIVATIVE       CHANGES IN EQUITY
($ IN MILLIONS)                                    ON INVESTMENT       TRANSLATION        INSTRUMENTS AND      FROM NONOWNER
                                                    SECURITIES         ADJUSTMENTS      HEDGING ACTIVITIES        SOURCES
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
BALANCE, JANUARY 1, 2002                                $186                $(3)              $(109)                 $74
Unrealized gains on investment securities,
   net of tax of $167                                    308                  -                  -                   308
Add: Reclassification adjustment for losses
   included in net income, net of tax of $(78)           144                  -                  -                   144
Foreign currency translation adjustment, net
   Of tax of $2                                           -                   3                  -                     3
Less: Derivative instrument hedging activity
   losses, net of tax of $(42)                            -                   -                 (75)                 (75)
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
PERIOD CHANGE                                            452                  3                 (75)                 380
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
BALANCE, DECEMBER 31, 2002                               638                  -                (184)                 454
Unrealized gains on investment securities,
   net of tax of $414                                    805                  -                   -                  805
Add: Reclassification adjustment for losses
   included in net income, net of tax of $(6)             12                  -                   -                   12
Foreign currency translation adjustment, net
  of tax of $3                                             -                  4                   -                    4
Add: Derivative instrument hedging activity
   gains, net of tax of $46                                -                  -                  85                   85
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
PERIOD CHANGE                                            817                  4                  85                  906
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
BALANCE, DECEMBER 31, 2003                             1,455                  4                 (99)               1,360
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
Unrealized gains on investment securities,
   net of tax of $58                                    139                   -                   -                  139
Less: Reclassification adjustment for gains
   included in net income, net of tax of $1              (1)                  -                   -                   (1)
Foreign currency translation adjustment, net
   Of tax of $0                                           -                   1                   -                    1
Add: Derivative instrument hedging activity
   gains, net of tax of $53                                -                  -                  98                   98
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
PERIOD CHANGE                                            138                  1                  98                  237
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
BALANCE, DECEMBER 31, 2004                            $1,593                 $5                $ (1)              $1,597
------------------------------------------------- ---------------- -------------------- -------------------- -------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

9.   BENEFIT PLANS

PENSION AND OTHER POSTRETIREMENT BENEFITS

The Company participates in a qualified, noncontributory defined benefit pension plan sponsored by Citigroup. The Company's share of the expense related to this plan was insignificant in 2004, 2003 and 2002.

The Company also participates in a non-qualified, noncontributory defined benefit pension plan sponsored by Citigroup. During 2002, the Company assumed Travelers Property Casualty Corporation's (TPC) share of the non-qualified pension plan related to inactive employees of the former Travelers Insurance entities as part of the TPC spin-off. See Note 14. The Company's share of net expense for this plan was insignificant for 2004, 2003 and 2002.

In addition, the Company provides certain other postretirement benefits to retired employees through a plan sponsored by Citigroup. The Company assumed TPC's share of the postretirement benefits related to inactive employees of the former Travelers Insurance entities during 2002 as part of the TPC spin-off. The Company's share of net expense for the other postretirement benefit plans was $28 million in both 2004 and 2003 and $18 million in 2002.

401(k) SAVINGS PLAN

Substantially all of the Company's employees are eligible to participate in a 401(k) savings plan sponsored by Citigroup. The Company's expenses in connection with the 401(k) savings plan were not significant in 2004, 2003 and 2002. See
Note 13.

10.  LEASES

Most leasing functions for the Company are administered by a Citigroup subsidiary. Net rent expense for the Company was $22 million, $21 million, and $24 million in 2004, 2003 and 2002, respectively.

-------------------------- ----------------------- ---------------------
YEAR ENDING DECEMBER 31,      MINIMUM OPERATING       MINIMUM CAPITAL
($ IN MILLIONS)                RENTAL PAYMENTS        RENTAL PAYMENTS
-------------------------- ----------------------- ---------------------
2005                                $ 51                    $ 5
2006                                  58                      5
2007                                  58                      6
2008                                  56                      6
2009                                  48                      6
Thereafter                            31                     12
-------------------------- ----------------------- ---------------------
Total Rental Payments               $302                    $40
========================== ======================= =====================

Future sublease rental income of approximately $54 million will partially offset these commitments. Also, the Company will be reimbursed for 50%, totaling $120 million through 2011, of the rental expense for a particular lease by an affiliate.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

11.  DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

DERIVATIVE FINANCIAL INSTRUMENTS

The Company uses derivative financial instruments, including financial futures contracts, swaps, interest rate caps, options and forward contracts, as a means of hedging exposure to interest rate changes, equity price changes, credit and foreign currency risk. The Company also uses derivative financial instruments to enhance portfolio income and replicate cash market investments. The Company, through Tribeca Citigroup Investments Ltd., holds and issues derivative instruments in conjunction with these investment strategies designed to enhance portfolio returns.

The Company uses exchange traded financial futures contracts to manage its exposure to changes in interest rates that arise from the sale of certain insurance and investment products, or the need to reinvest proceeds from the sale or maturity of investments. In addition, the Company enters into interest rate futures contracts in connection with macro hedges intended to reduce interest rate risk by adjusting portfolio duration. To hedge against adverse changes in interest rates, the Company enters long or short positions in financial futures contracts, which offset asset price changes resulting from changes in market interest rates until an investment is purchased, or a product is sold. Futures contracts are commitments to buy or sell at a future date a financial instrument, at a contracted price, and may be settled in cash or through delivery.

The Company uses equity option contracts to manage its exposure to changes in equity market prices that arise from the sale of certain insurance products. To hedge against adverse changes in the equity market prices, the Company enters long positions in equity option contracts with major financial institutions. These contracts allow the Company, for a fee, the right to receive a payment if the Standard and Poor's 500 Index falls below agreed upon strike prices.

Currency option contracts are used on an ongoing basis to hedge the Company's exposure to foreign currency exchange rates that result from the Company's direct foreign currency investments. To hedge against adverse changes in exchange rates, the Company enters into contracts that give it the right, but not the obligation, to sell the foreign currency within a limited time at a contracted price that may also be settled in cash, based on differentials in the foreign exchange rate. These contracts cannot be settled prior to maturity.

The Company enters into interest rate swaps in connection with other financial instruments to provide greater risk diversification and better match the cash flows from assets and related liabilities. In addition, the Company enters into interest rate swaps in connection with macro hedges intended to reduce interest rate risk by adjusting portfolio duration. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts calculated by reference to an agreed upon notional principal amount. The Company also enters into basis swaps in which both legs of the swap are floating with each based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date.

The Company enters into currency swaps in connection with other financial instruments to provide greater risk diversification and better match assets purchased in U.S. Dollars with a corresponding liability originated in a foreign currency. Under currency swaps, the Company agrees with other parties to exchange, at specified intervals, foreign currency for U.S. Dollars. Generally, there is an exchange of foreign currency for U.S. Dollars at the outset of the contract based upon prevailing foreign exchange rates. Swap agreements are not exchange traded so they are subject to the risk of default by the counterparty.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company enters into interest rate caps in connection with other financial instruments to provide greater risk diversification and better match assets and liabilities. In addition, the Company enters into interest rate caps in connection with macro hedges intended to reduce interest rate risk by adjusting portfolio duration. Under interest rate caps, the Company pays a premium and is entitled to receive cash payments equal to the excess of the market interest rates over the strike prices multiplied by the notional principal amount. Interest rate cap agreements are not exchange traded so they are subject to the risk of default by the counterparty.

Forward contracts are used on an ongoing basis to hedge the Company's exposure to foreign currency exchange rates that result from the net investment in the Company's Canadian operations as well as direct foreign currency investments. To hedge against adverse changes in exchange rates, the Company enters into contracts to exchange foreign currency for U.S. Dollars with major financial institutions. These contracts cannot be settled prior to maturity. At the maturity date the Company must purchase the foreign currency necessary to settle the contracts.

The Company enters into credit default swaps in conjunction with a fixed income investment to reproduce the investment characteristics of a different investment. The Company will also enter credit default swaps to reduce exposure to certain corporate debt security investment exposures that it holds. Under credit default swaps, the Company agrees with other parties to receive or pay, at specified intervals, fixed or floating rate interest amounts calculated by reference to an agreed notional principal amount in exchange for the credit default risk of a specified bond. Swap agreements are not exchange traded so they are subject to the risk of default by the counterparty.

Several of the Company's hedging strategies do not qualify or are not designated as hedges for accounting purposes. This can occur when the hedged item is carried at fair value with changes in fair value recorded in earnings, the derivative contracts are used in a macro hedging strategy, the hedge is not expected to be highly effective, or structuring the hedge to qualify for hedge accounting is too costly or time consuming.

The Company monitors the creditworthiness of counterparties to these financial instruments by using criteria of acceptable risk that are consistent with on-balance sheet financial instruments. The controls include credit approvals, credit limits and other monitoring procedures. Additionally, the Company enters into collateral agreements with its derivative counterparties. As of December 31, 2004, the Company held collateral under these contracts amounting to approximately $813.0 million.

The table below provides a summary of the notional and fair value of derivatives by type:


($ IN MILLIONS)                                       DECEMBER 31, 2004                      DECEMBER 31, 2003
                                                                 FAIR VALUE                           FAIR VALUE
                                                          -------------------------             ------------------------
                                             Notional                               Notional
DERIVATIVE TYPE                               Amount        Assets    Liabilities     Amount     Assets    Liabilities
                                           -------------- ----------- ------------- ----------- ---------- -------------
Interest rate, equity and currency
   swaps                                        $8,926.0      $910.4        $158.7    $7,422.3     $685.7        $178.9
Financial futures                                1,421.0            -            -       790.2          -             -
Interest rate and equity options                 1,354.8       189.1             -       754.4      182.1             -
Currency forwards                                  510.1           -           8.9       352.4        0.3           7.3
Credit derivatives                                 427.4         4.1           3.4       209.5        5.2           0.6
Interest rate caps                                 117.5         3.1             -           -          -             -
                                           -------------- ----------- ------------- ----------- ---------- -------------
          TOTAL                                $12,756.8    $1,106.7        $171.0    $9,528.8     $873.3        $186.8
                                           -------------- ----------- ------------- ----------- ---------- -------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The following table summarizes certain information related to the Company's hedging activities for the years ended December 31, 2004 and 2003:


                                                 Year Ended               Year Ended
  In millions of dollars                      December 31, 2004       December 31, 2003
  ---------------------------------------- ------------------------ -----------------------
  Hedge ineffectiveness recognized
      related to fair value hedges               $(33.2)                      $(23.2)

  Hedge ineffectiveness recognized
      related to cash flow hedges                   6.1                         (3.4)

  Net loss recorded in accumulated
      other changes in equity from
      nonowner sources related to
      net investment hedges                        (0.6)                       (33.6)

  Net loss from economic
      hedges recognized in earnings               (20.1)                        (1.6)


During the years ended December 31, 2004 and 2003 there were no discontinued forecasted transactions. The amount expected to be reclassified from accumulated other changes in equity from nonowner sources into pre-tax earnings within twelve months from December 31, 2004 is $(76.1) million.

FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Company issues fixed and variable rate loan commitments and has unfunded commitments to partnerships and joint ventures. All of these commitments are to unaffiliated entities. The off-balance sheet risk of fixed and variable rate loan commitments was $375.5 million and $253.5 million at December 31, 2004 and 2003, respectively. The Company had unfunded commitments of $1,075.8 million and $527.8 million to these partnerships at December 31, 2004 and 2003, respectively.

FAIR VALUE OF CERTAIN FINANCIAL INSTRUMENTS

The Company uses various financial instruments in the normal course of its business. Certain insurance contracts are excluded by SFAS No. 107, "Disclosure about Fair Value of Financial Instruments," and therefore are not included in the amounts discussed.

At December 31, 2004 and 2003, investments in fixed maturities had a carrying value and a fair value of $47.7 billion and $42.3 billion, respectively. See Notes 1 and 3.

At December 31, 2004, mortgage loans had a carrying value of $2.1 billion and a fair value of $2.2 billion and at year-end 2003 had a carrying value of $1.9 billion and a fair value of $2.0 billion. In estimating fair value, the Company used interest rates reflecting the current real estate financing market.

Included in other invested assets are 2,225 shares of Citigroup Cumulative Preferred Stock Series YYY, carried at cost of $2,225 million at December 31, 2004 and 2003, acquired as a contribution from TPC. This Series YYY Preferred Stock pays cumulative dividends at 6.767%, has a liquidation value of $1 million per

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

share and has perpetual duration, is not subject to a sinking fund or mandatory redemption but may be optionally redeemed by Citigroup at any time on or after February 27, 2022. Dividends totaling $150 million were received in both 2004 and 2003 and $125 million was received in 2002. There is no established market for this investment and it is not practicable to estimate the fair value of the preferred stock.

Included in other invested assets are 987 shares of Citigroup Cumulative Preferred Stock Series YY, carried at cost of $987 million at December 31, 2004 and 2003. This Series YY Preferred Stock pays cumulative dividends at 5.321%, has a liquidation value of $1 million per share, and has perpetual duration, is not subject to a sinking fund or mandatory redemption but may be optionally redeemed by Citigroup at any time on or after December 22, 2018. Dividends totaling $53 million were received during each of 2004, 2003 and 2002. There is no established market for this investment and it is not practicable to estimate the fair value of the preferred stock.

At December 31, 2004, contractholder funds with defined maturities had a carrying value of $15.2 billion and a fair value of $15.6 billion, compared with a carrying value and a fair value of $13.5 billion and $13.7 billion at December 31, 2003. The fair value of these contracts is determined by discounting expected cash flows at an interest rate commensurate with the Company's credit risk and the expected timing of cash flows. Contractholder funds without defined maturities had a carrying value of $14.4 billion and a fair value of $14.1 billion at December 31, 2004, compared with a carrying value of $13.1 billion and a fair value of $12.8 billion at December 31, 2003. These contracts generally are valued at surrender value.

The carrying values of $567 million and $698 million of financial instruments classified as other assets approximated their fair values at December 31, 2004 and 2003, respectively. The carrying value of $3.0 billion and $2.5 billion of financial instruments classified as other liabilities at December 31, 2004 and 2003 also approximated their fair values at both December 31, 2004 and 2003. Fair value is determined using various methods, including discounted cash flows, as appropriate for the various financial instruments.

Both the assets and liabilities of separate accounts providing a guaranteed return had a carrying value and a fair value of $350 million at December 31, 2003. This separate account was fully consolidated in 2004 per the adoption of SOP 03-1. See Note 1.

The carrying values of cash, trading securities and trading securities sold not yet purchased are carried at fair value. The carrying values of short-term securities and investment income accrued approximated their fair values. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

12.  COMMITMENTS AND CONTINGENCIES

LITIGATION

In August 1999, an amended putative class action complaint captioned LISA MACOMBER, ET AL. VS. TRAVELERS PROPERTY CASUALTY CORPORATION, ET AL. was filed in New Britain, Connecticut Superior Court against the Company, its parent corporation, certain of the Company's affiliates (collectively TLA), and the Company's former affiliate, Travelers Property Casualty Corporation. The amended complaint alleges Travelers Property Casualty Corporation purchased structured settlement annuities from the Company and spent less on the purchase of those structured settlement annuities than agreed with claimants; and that commissions paid to brokers of structured settlement annuities, including an affiliate of the Company, were paid, in part, to Travelers Property Casualty Corporation. The amended complaint was dismissed and following an appeal by plaintiff in September 2002 the Connecticut Supreme Court reversed the dismissal of several of the plaintiff's

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

claims. On May 26, 2004, the Connecticut Superior Court certified a nation wide class action. The class action claims against TLA are violation of the Connecticut Unfair Trade Practice Statute, unjust enrichment and civil conspiracy. On June 15, 2004, the Defendants, including TLA, appealed the Connecticut Superior Court's May 26, 2004 class certification order.

In 2003 and 2004, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Company has received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. During 2004 the SEC requested additional information about the Company's variable product operations on market timing, late trading and revenue sharing, and the SEC, the National Association of Securities Dealers and the New York Insurance Department have made inquiries into these issues and other matters associated with the sale and distribution of insurance products. In addition, like many insurance companies and agencies, in 2004 and 2005 the Company received inquiries from certain state Departments of Insurance regarding producer compensation and bidding practices. The Company is cooperating fully with all of these requests and is not able to predict their outcomes.

In addition, the Company is a defendant or co-defendant in various other litigation matters in the normal course of business. These include civil actions, arbitration proceedings and other matters arising in the normal course of business out of activities as an insurance company, a broker and dealer in securities or otherwise.

In the opinion of the Company's management, the ultimate resolution of these legal and regulatory proceedings would not be likely to have a material adverse effect on the Company's consolidated financial condition or liquidity, but, if involving monetary liability, may be material to the Company's operating results for any particular period.

OTHER

The Company is a member of the Federal Home Loan Bank of Boston (the Bank), and in this capacity has entered into a funding agreement (the agreement) with the Bank where a blanket lien has been granted to collateralize the Bank's deposits. The Company maintains control of these assets, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. The agreement further states that upon any event of default, the Bank's recovery is limited to the amount of the member's outstanding funding agreement. The amount of the Company's liability for funding agreements with the Bank as of December 31, 2004 is $1.1 billion, included in contractholder funds. The Company holds $60.3 million of common stock of the Bank, included in equity securities.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company has provided a guarantee on behalf of Citicorp International Life Insurance Company, Ltd. (CILIC), an affiliate. The Company has guaranteed to pay claims up to $1 billion of life insurance coverage for CILIC. This guarantee takes effect if CILIC cannot pay claims because of insolvency, liquidation or rehabilitation. Life insurance coverage in force under this guarantee at December 31, 2004 is $466 million. The Company does not hold any collateral related to this guarantee.

13.  RELATED PARTY TRANSACTIONS

Citigroup and certain of its subsidiaries provide investment management and accounting services, payroll, internal auditing, benefit management and administration, property management and investment technology services to the Company as of December 31, 2004. The Company paid Citigroup and its subsidiaries $41.0 million, $55.3 million and $56.9 million in 2004, 2003 and 2002, respectively, for these services. The amounts due to affiliates related to these services, included in other liabilities at December 31, 2004 and 2003, were insignificant.

The Company has received reimbursements from Citigroup and its affiliates related to the Company's increased benefit and lease expenses after the TPC spin-off. See Note 14. These reimbursements totaled $27.4 million, $34.3 million and $15.5 million in 2004, 2003 and 2002, respectively.

The Company maintains a short-term investment pool in which its insurance affiliates participate. The position of each company participating in the pool is calculated and adjusted daily. At December 31, 2004 and 2003, the pool totaled approximately $4.1 billion and $3.8 billion, respectively. The Company's share of the pool amounted to $3.3 billion at both December 31, 2004 and 2003, and is included in short-term securities in the consolidated balance sheets.

At December 31, 2004 and 2003, the Company had outstanding loaned securities to an affiliate, Citigroup Global Markets, Inc. (CGMI), of $361.5 million and $238.5 million, respectively.

Included in other invested assets is a $3.2 billion investment in Citigroup Preferred Stock at December 31, 2004 and 2003, carried at cost. Dividends received on these investments were $203 million in both 2004 and 2003 and $178 million in 2002. See Notes 11 and 17.

The Company had investments in an affiliated joint venture, Tishman Speyer, in the amount of $92.9 million and $166.3 million at December 31, 2004 and 2003, respectively. Income of $54.2 million, $18.6 million and $99.7 million was earned on these investments in 2004, 2003 and 2002, respectively.

The Company also had an investment in Greenwich Street Capital Partners I, an affiliated private equity investment, in the amount of $45.3 million and $48.3 million at December 31, 2004 and 2003, respectively. Income of $4.5 million, $33.9 million and $0 were earned on this investment in 2004, 2003 and 2002, respectively.

In the ordinary course of business, the Company purchases and sells securities through affiliated broker-dealers, including SB. These transactions are conducted on an arm's-length basis. Amounts due to SB were $363.7 million and $134.4 million at December 31, 2004 and 2003, respectively.

The Company markets deferred annuity products and life insurance through its affiliate, Smith Barney (SB), a division of CGMI. Annuity deposits related to these products were $877 million, $835 million, and $1.0 billion in 2004, 2003 and 2002, respectively. Life

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

premiums were $137.5 million, $114.9 million and $109.7 million in 2004, 2003 and 2002, respectively. Commissions and fees paid to SB were $71.9 million, $70.3 million and $77.0 million in 2004, 2003 and 2002, respectively.

The Company also markets individual annuity and life insurance through CitiStreet Retirement Services, a division of CitiStreet LLC, (CitiStreet), a joint venture between Citigroup and State Street Bank. Deposits received from CitiStreet were $1.5 billion, $1.4 billion and $1.6 billion in 2004, 2003 and 2002, respectively. Commissions and fees paid to CitiStreet were $45.9 million, $52.9 million and $54.0 million in 2004, 2003 and 2002, respectively.

The Company markets individual annuity products through an affiliate Citibank, N.A. (together with its subsidiaries, Citibank). Deposits received from Citibank were $525 million, $357 million and $321 million in 2004, 2003 and 2002, respectively. Commissions and fees paid to Citibank were $44.3 million, $29.8 million and $24.0 million in 2004, 2003 and 2002, respectively.

Primerica Financial Services, Inc. (PFS), an affiliate, is a distributor of products for TLA. PFS or its affiliates sold $983 million, $714 million and $787 million of individual annuities in 2004, 2003 and 2002, respectively. Commissions and fees paid to PFS were $75.4 million, $58.1 million and $60.4 million in 2004, 2003 and 2002, respectively.

Primerica Life has entered into a General Agency Agreement with PFS that provides that PFS will be Primerica Life's general agent for marketing all insurance of Primerica Life. In consideration of such services, Primerica Life agreed to pay PFS marketing fees of no less than $10 million per year based upon U.S. gross direct premiums received by Primerica Life. The fees paid by Primerica Life were $15 million in 2004 and $12.5 million in each of 2003 and 2002.

During 2004 TLARC was established as a pure captive to reinsure 100% of the statutory based risk associated with universal life contracts. Statutory premiums paid by the Company to TLARC totaled $1,071 million in 2004. Ceding commissions and experience refunds paid by TLARC to the Company totaled $1,054 million in 2004. The net amount paid was $17 million and reported as a reduction of other income. See Note 4.

TIC has made a solvency guarantee for an affiliate, CILIC. See Note 12.

The Company participates in a stock option plan sponsored by Citigroup that provides for the granting of stock options in Citigroup common stock to officers and other employees. To further encourage employee stock ownership, Citigroup introduced the WealthBuilder stock option program during 1997 and the Citigroup Ownership Program in 2001. Under these programs, all employees meeting established requirements have been granted Citigroup stock options. During 2001, Citigroup introduced the Citigroup 2001 Stock Purchase Program for new employees, which allowed eligible employees of Citigroup, including the Company's employees, to enter into fixed subscription agreements to purchase shares at the market value on the date of the agreements. During 2003 Citigroup introduced the Citigroup 2003 Stock Purchase Program, which allowed eligible employees of Citigroup, including the Company's employees, to enter into fixed subscription agreements to purchase shares at the lesser of the market value on the first date of the offering period or the market value at the close of the offering period. Enrolled employees are permitted to make one purchase prior to the expiration date. The Company's charge to income for these plans was insignificant in 2004, 2003 and 2002.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company also participates in the Citigroup Capital Accumulation Program. Participating officers and other employees receive a restricted stock award in the form of Citigroup common stock. These restricted stock awards generally vest after a three-year period and, except under limited circumstances, the stock can not be sold or transferred during the restricted period by the participant, who is required to render service to the Company during the restricted period. The Company's charge to income for this program was insignificant in 2004, 2003 and 2002.

Unearned compensation expense associated with the Citigroup restricted common stock grants, which represents the market value of Citigroup's common stock at the date of grant, is included in other assets in the consolidated balance sheet and is recognized as a charge to income ratably over the vesting period. The Company's charge to income was insignificant during 2004, 2003 and 2002.

14.  TRAVELERS PROPERTY CASUALTY SPIN-OFF

On April 1, 2004 TPC merged with a subsidiary of The St. Paul Companies to form St. Paul Travelers.

On March 27, 2002, TPC, the Company's parent at December 31, 2001, completed its IPO. On August 20, 2002, Citigroup made a tax-free distribution to its stockholders of a majority portion of its remaining interest in TPC. In 2002, prior to the IPO the following transactions occurred:

     o The common stock of the Company was distributed by TPC to CIHC so the Company would remain an indirect wholly owned subsidiary of Citigroup.

     o The Company sold its home office buildings in Hartford, Connecticut and a building housing TPC's information systems in Norcross, Georgia to TPC for $68 million.

     o TLA Holdings LLC, a non-insurance subsidiary valued at $142 million, was contributed to the Company by TPC.

     o The Company assumed pension, postretirement and post employment benefits payable to all inactive employees of the former Travelers Insurance entities and received $189 million of cash and other assets from TPC to offset these benefit liabilities. In March 2003, TPC paid the Company $22.6 million as a settlement for these benefit-related liabilities.

     o The Company received 2,225 shares of Citigroup's 6.767% Cumulative Preferred Stock, Series YYY, with a par value of $1.00 per share and a liquidation value of $1 million per share as a contribution from TPC.

In connection with the TPC IPO and distribution, the Company's additional paid-in capital increased $1,596 million during 2002 as follows:

     ($ IN MILLIONS)

     Citigroup Series YYY Preferred Stock                     $2,225
     TLA Holdings LLC                                            142
     Cash and other assets                                       189
     Pension, postretirement, and post-
           employment benefits payable                          (279)
     Deferred tax assets                                          98
     Deferred tax liabilities                                   (779)
                                                              --------
                                                              $1,596
                                                              ========

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

At December 31, 2001, TPC and its subsidiaries were affiliates of the Company and provided certain services to the Company. These services included data processing, facilities management, banking and financial functions, benefits administration and others. During 2002, the Company began phasing out these services. The Company paid TPC $4.9 million and $33.6 million in 2003 and 2002, respectively, for these services. In 2004, The Company did not receive these services.

The Company has a license from St. Paul Travelers to use the names "Travelers Life & Annuity," "The Travelers Insurance Company," "The Travelers Life and Annuity Company" and related names in connection with the Company's business.

15.  RECONCILIATION OF NET INCOME TO NET CASH PROVIDED BY OPERATING ACTIVITIES

The following table reconciles net income to net cash provided by operating activities:


-------------------------------------------------- ------------ ------------ ------------
FOR THE YEAR ENDED DECEMBER 31,                       2004         2003         2002
($ IN MILLIONS)
-------------------------------------------------- ------------ ------------ ------------
Net Income                                           $1,481       $1,358       $1,082
    Adjustments to reconcile net income to net
    cash provided by operating activities:
       Realized (gains) losses                          (16)         (37)         322
       Deferred federal income taxes                     (9)          58          185
       Amortization of deferred policy
         acquisition costs                              649          501          393
       Additions to deferred policy acquisition
         costs                                       (1,203)        (960)        (879)
       Investment income                                106         (503)        (119)
       Premium balances                                  (8)           8           (7)
       Insurance reserves and accrued expenses          604          832          493
       Other                                            (79)        (443)        (402)
-------------------------------------------------- ------------ ------------ ------------
Net cash provided by operations                      $1,525         $814       $1,068
-------------------------------------------------- ------------ ------------ ------------


16.  NON-CASH INVESTING AND FINANCING ACTIVITIES

In 2004, significant non-cash investing and financing activities include the minority interest reversal of joint ventures held by TPC in the amount of $(58) million. In 2003, these activities include the acquisition of real estate through foreclosures of mortgage loans amounting to $53 million and the inclusion of the TPC minority interest in joint ventures in the amount of $63 million. In 2002, these activities include the contribution of $2,225 million of Citigroup YYY Preferred Stock and related deferred tax liability of $779 million; a $17 million COLI asset and $98 million deferred tax asset related to the transfer of $279 million of pension and postretirement benefits, transferred for $172 million cash; and the contribution of a non-insurance company, TLA Holdings, LLC, for $142 million.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

17.  SUBSEQUENT EVENT

On January 31, 2005, Citigroup announced that it had agreed to sell TIC, including TLAC and certain other domestic and international insurance businesses (the Life Insurance and Annuity Businesses) to MetLife, Inc. (MetLife) pursuant to an Acquisition Agreement (the Agreement). The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Citigroup currently anticipates that the intended sale would be completed during this summer.

The Company's Primerica segment and certain other assets will remain with Citigroup. Accordingly, prior to the closing, TIC will distribute to its parent company by way of dividend (i) all of the outstanding shares of common stock of the Company's 100% owned subsidiary, Primerica Life Insurance Company (Primerica
Life), (ii) all shares of Citigroup's Series YYY and Series YY preferred stock held by the Company and (iii) certain other assets, including certain assets and liabilities related to the Company's share of the non-qualified pension plan, and post retirement benefits related to inactive employees of the former Travelers Insurance entities, assumed during Citigroup's 2002 spin-off of the Travelers Property Casualty operations (collectively, the Dispositions). The Dispositions require certain regulatory approvals.

Subject to closing adjustments described in the Agreement, the contemplated sale price would be $11.5 billion.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholder
The Travelers Insurance Company:

Under date of March 28, 2005, we reported on the consolidated balance sheets of The Travelers Insurance Company and subsidiaries as of December 31, 2004 and 2003, and the related consolidated statements of income, changes in shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 2004, which are included in the Form 10-K. In connection with our audits of the aforementioned consolidated financial statements, we also audited the related consolidated financial statement schedules as listed in the accompanying index. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audits.

In our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 1 to the consolidated financial statements, the Company changed its methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004, variable interest entities in 2003, and for goodwill and intangible assets in 2002.

/s/KPMG LLP

Hartford, Connecticut
March 28, 2005

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES

                                   SCHEDULE I
       SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2004
                                 ($ IN MILLIONS)

---------------------------------------------------------------------- -------------- -------------- ------------------------
TYPE OF INVESTMENT                                                                                       AMOUNT SHOWN IN
                                                                           COST           VALUE          BALANCE SHEET(1)
---------------------------------------------------------------------- -------------- -------------- ------------------------
Fixed Maturities:
     Bonds:
         U.S. Government and government agencies and
           authorities                                                      $6,582         $6,840              $6,840
         States, municipalities and political subdivisions                     364            404                 404
         Foreign governments                                                   847            927                 927
         Public utilities                                                    2,516          2,710               2,710
         Convertible bonds and bonds with warrants attached                    228            245                 245
         All other corporate bonds                                          34,601         36,373              36,373
---------------------------------------------------------------------- -------------- -------------- ------------------------
              Total Bonds                                                   45,138         47,499              47,499
     Redeemable preferred stocks                                               176            216                 216
---------------------------------------------------------------------- -------------- -------------- ------------------------
         Total Fixed Maturities                                             45,314         47,715              47,715
---------------------------------------------------------------------- -------------- -------------- ------------------------
Equity Securities:
     Common Stocks:
         Banks, trust and insurance companies                                   13             17                  17
         Industrial, miscellaneous and all other                               140            177                 177
---------------------------------------------------------------------- -------------- -------------- ------------------------
              Total Common Stocks                                              153            194                 194
     Nonredeemable preferred stocks                                            169            173                 173
---------------------------------------------------------------------- -------------- -------------- ------------------------
         Total Equity Securities                                               322            367                 367
---------------------------------------------------------------------- -------------- -------------- ------------------------
Mortgage Loans                                                               2,124                              2,124
Real Estate Held For Sale                                                       37                                 37
Policy Loans                                                                 1,121                              1,121
Short-Term Securities                                                        3,731                              3,731
Trading Securities                                                           1,360                              1,360
Other Investments(2)(3)(4)                                                   1,341                              1,341
---------------------------------------------------------------------- -------------- -------------- ------------------------
         Total Investments                                                 $55,350                            $57,796
====================================================================== ============== ============== ========================


(1) Determined in accordance with methods described in Notes 1 and 3 of the Notes to Consolidated Financial Statements.

(2) Excludes $3.2 billion of Citigroup Inc. preferred stock. See Note 13 of Notes to Consolidated Financial Statements.

(3) Also excludes $415 million fair value of investment in affiliated partnership interests.

(4) Includes derivatives marked to market and recorded at fair value in the balance sheet.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES

                                  SCHEDULE III
                       SUPPLEMENTARY INSURANCE INFORMATION
                                 ($ IN MILLIONS)


----------------------------------- ---------------- ---------------- ----------------- ------------ --------------- ------------
                                                       FUTURE POLICY
                                       DEFERRED        BENEFITS,           OTHER POLICY
                                       POLICY          LOSSES, CLAIMS      CLAIMS AND                  NET           BENEFITS,
                                       ACQUISITION     AND LOSS            BENEFITS       PREMIUM      INVESTMENT    CLAIMS AND
                                       COSTS           EXPENSES(1)         PAYABLE        REVENUE      INCOME        LOSSES(2)
----------------------------------- ---------------- ---------------- ----------------- ------------ --------------- ------------
        2004
Travelers Life & Annuity                $2,771           $46,452             $581            $911         $3,012        $2,716
Primerica                                2,178             3,696              180           1,315            336           560
----------------------------------- ---------------- ---------------- ----------------- ------------ --------------- ------------
Total                                   $4,949           $50,148             $761          $2,226         $3,348        $3,276
=================================== ================ ================ ================= ============ =============== ============
        2003
Travelers Life & Annuity                $2,361           $42,023             $532          $1,082         $2,743        $2,816
Primerica                                2,034             3,500              161           1,245            315           534
----------------------------------- ---------------- ---------------- ----------------- ------------ --------------- ------------
Total                                   $4,395           $45,523             $693          $2,327         $3,058        $3,350
=================================== ================ ================ ================= ============ =============== ============
       2002
Travelers Life & Annuity                $2,043           $37,774             $461           $ 730         $2,646        $2,404
Primerica                                1,893             3,261              147           1,194            290           527
----------------------------------- ---------------- ---------------- ----------------- ------------ --------------- ------------
Total                                   $3,936           $41,035             $608          $1,924         $2,936        $2,931
=================================== ================ ================ ================= ============ =============== ============

----------------------------------- ------------------- ------------- ----------
                                    AMORTIZATION OF
                                    DEFERRED POLICY      OTHER
                                    ACQUISITION          OPERATING     PREMIUMS
                                    COSTS                EXPENSES      WRITTEN
----------------------------------- ------------------- ------------- ----------
        2004
Travelers Life & Annuity                  $400             $259            $911
Primerica                                  249              228           1,310
----------------------------------- ------------------- ------------- ----------
Total                                     $649             $487          $2,221
=================================== =================== ============= ==========
        2003
Travelers Life & Annuity                  $266             $240          $1,093
Primerica                                  235              219           1,251
----------------------------------- ------------------- ------------- ----------
Total                                     $501             $459          $2,344
=================================== =================== ============= ==========
       2002
Travelers Life & Annuity                  $174             $190           $ 729
Primerica                                  219              217           1,184
----------------------------------- ------------------ ------------ ------------
Total                                     $393             $407          $1,913
=================================== ================== ============ ============


(1)  Includes contractholder funds.
(2)  Includes interest credited to contractholders.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES

                                   SCHEDULE IV
                                   REINSURANCE
                                 ($ IN MILLIONS)

       -------------------------------------- -------------- ---------------- ---------------- ------------ ----------------
                                                                                                             PERCENTAGE OF
                                                             CEDED TO OTHER    ASSUMED FROM                 AMOUNT ASSUMED
                                              GROSS AMOUNT      COMPANIES     OTHER COMPANIES  NET AMOUNT       TO NET
       -------------------------------------- -------------- ---------------- ---------------- ------------ ----------------
     2004
       Life Insurance In Force                     $646,184        $397,411          $3,470        $252,243          1.4%

       Premiums:
            Life insurance                         $  2,609        $    460          $    1        $  2,150            -
            Accident and health insurance               305             229               -              76            -
            Property casualty                             1               1               -               -            -
                                                   --------        --------          ------        --------       ------
                Total Premiums                     $  2,915        $    690          $    1        $  2,226            -
                                                   ========        ========          ======        ========       ======
      2003
       Life Insurance In Force                     $593,006        $356,298          $3,519        $240,227          1.4%

       Premiums:
            Life insurance                         $  2,672        $    419          $    1        $  2,254            -
            Accident and health insurance               308             235               -              73            -
            Property casualty                            21              21               -               -            -
                                                   --------        --------          ------        --------       ------
                Total Premiums                     $  3,001        $    675          $    1        $  2,327            -
                                                   ========        ========          ======        ========       ======
      2002
       Life Insurance In Force                     $549,066        $321,940          $3,568        $230,694          1.5%

       Premiums:
            Life insurance                         $  2,227          $  377          $    -        $  1,850            -
            Accident and health insurance               316             242               -              74            -
            Property casualty                           109             109               -               -            -
                                                   --------        --------          ------        --------       ------
                Total Premiums                     $  2,652        $    728          $    -        $  1,924            -
                                                   ========        ========          ======        ========       ======


                           PIONEER ANNUISTARSM ANNUITY
                             PORTFOLIO ARCHITECT II
                            PIONEER ANNUISTARSM VALUE



                       STATEMENT OF ADDITIONAL INFORMATION


















              TIC SEPARATE ACCOUNT THIRTEEN FOR VARIABLE ANNUITIES















                      INDIVIDUAL VARIABLE ANNUITY CONTRACT
                                    ISSUED BY







                         THE TRAVELERS INSURANCE COMPANY
                                  ONE CITYPLACE
                        HARTFORD, CONNECTICUT 06103-3415













L-23048S-TIC                                                            May 2005

                                     PART C

                                OTHER INFORMATION

ITEM 24.      FINANCIAL STATEMENTS AND EXHIBITS

(a) The financial statements of the Registrant and the Report of Independent Registered Public Accounting Firm thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:

       Statement of Assets and Liabilities as of December 31, 2004
       Statement of Operations for the year ended December 31, 2004
       Statement of Changes in Net Assets for the years ended December 31, 2004 and 2003
       Statement of Investments as of December 31, 2004
       Notes to Financial Statements

       The consolidated financial statements and schedules of The Travelers Insurance Company and subsidiaries and the report of Independent Registered Public Accounting Firm, are contained in the Statement of Additional Information. The consolidated financial statements of The Travelers Insurance Company and subsidiaries include:

       Consolidated Statements of Income for the years ended December 31, 2004,
         2003 and 2002
       Consolidated Balance Sheets as of December 31, 2004 and 2003 Consolidated Statements of Changes in Retained Earnings and Accumulated
         Other Changes in Equity from Non-Owner Sources for the years ended December 31, 2004, 2003 and 2002
       Consolidated Statements of Cash Flows for the years ended December 31,
         2004, 2003 and 2002
       Notes to Consolidated Financial Statements
       Financial Statement Schedules

(b)    EXHIBITS

     EXHIBIT
      NUMBER      DESCRIPTION
      ------      -----------

        1. Resolution of The Travelers Insurance Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to the Registration Statement on Form N-4, filed May 23, 1997.)

        2.        Not Applicable.

      3(a). Distribution and Principal Underwriting Agreement among the Registrant, The Travelers Insurance Company and Travelers Distribution LLC. (Incorporated herein by reference to Exhibit 3(a) to Post Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-58783 filed February 26, 2001.)

      3(b). Form of Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-65942 filed April 15, 2003.)

      4(a). Form of Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-101777 filed April 17, 2003.)

      4(b). Form of Guaranteed Minimum Withdrawal Rider. (Incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, file No. 333-101778, filed November 19, 2004.)

        5. Form of Application. (Incorporated herein by reference to Exhibit 5 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-101777 filed April 17, 2003.)

      6.(a) Charter of The Travelers Insurance Company, as amended on October 19, 1994. (Incorporated herein by reference to Exhibit 6(a) to the Registration Statement on Form N-4, File No. 333-40193, filed November 13, 1998.)

      6.(b) By-Laws of The Travelers Insurance Company, as amended on October 20, 1994. (Incorporated herein by reference to Exhibit 3(a)(ii) to Registration Statement on Form S-2, File No. 33-58677, filed via EDGAR on April 18, 1995.)

        7. Form of Reinsurance Contract. (Incorporated herein by reference to Exhibit 7 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-65942 filed April 15, 2003.)

        8. Form of Participation Agreement. (Incorporated herein by reference to Exhibit 8 to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, File No. 333-101778).

        9. Opinion of Counsel as to the legality of securities being registered. (Incorporated herein by reference to Exhibit 9 to the Registration Statement on Form N-4, filed December 11, 2002.)

       10. Consent of KPMG LLP, Independent Registered Public Accounting Firm. Filed herewith.

       11.        Not Applicable.

       12.        Not Applicable.

       14.        Powers of Attorney authorizing Ernest J. Wright or Kathleen A.
                  McGah as signatory for George C. Kokulis, Glenn D. Lammey, Marla Berman Lewitus and Kathleen L. Preston. (Incorporated herein by reference to Exhibit 15 to the Registration Statement on Form N-4, filed December 11, 2002.)

                  Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for William P. Krivoshik. (Incorporated herein by reference to Exhibit 14 to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-101777, filed January 21, 2005.)

                  Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Edward W. Cassidy. (Incorporated herein by reference to Exhibit 14 to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-101777, filed January 21, 2005.)

ITEM 25.      DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL           POSITIONS AND OFFICES
BUSINESS ADDRESS             WITH INSURANCE COMPANY
----------------             ----------------------

George C. Kokulis            Director, Chairman, President and
                             Chief Executive Officer

Glenn D. Lammey              Director, Senior Executive Vice President,
                             Chief Financial Officer, Chief Accounting Officer

Kathleen L. Preston          Director and Executive Vice President

Edward W. Cassidy            Director and Executive Vice President

Brendan M. Lynch             Executive Vice President

David P. Marks               Executive Vice President and Chief Investment
                             Officer

Winnifred Grimaldi           Senior Vice President

Marla Berman Lewitus         Director, Senior Vice President and General Counsel

William P. Krivoshik         Director, Senior Vice President and
                             Chief Information Officer

David A. Golino              Vice President and Controller

Donald R. Munson, Jr.        Vice President

Mark Remington               Vice President

Tim W. Still                 Vice President

Bennett Kleinberg            Vice President

Dawn Fredette                Vice President

George E. Eknaian            Vice President and Chief Actuary

Linn K. Richardson           Second Vice President and Actuary

Paul Weissman                Second Vice President and Actuary

Ernest J.Wright              Vice President and Secretary

Kathleen A. McGah            Assistant Secretary and Deputy General Counsel

Principal Business Address:

         The Travelers Insurance Company
         One Cityplace
         Hartford, CT  06103-3415


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Exhibit 16 to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, File No. 333-101778.

ITEM 27.      NUMBER OF CONTRACT OWNERS

As of February 28, 2005, 770 Contract Owners held qualified and non-qualified contracts offered by the Registrant.

ITEM 28.      INDEMNIFICATION

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

C.G.S. Section 33-778 provides an exclusive remedy; a Connecticut corporation cannot indemnify a director or officer to an extent either greater or less than that authorized by the statute, e.g., pursuant to its certificate of incorporation, by-laws, or any separate contractual arrangement. However, the statute does specifically authorize a corporation to procure indemnification insurance to provide greater indemnification rights. The premiums for such insurance may be shared with the insured individuals on an agreed basis.

Citigroup Inc. also provides liability insurance for its directors and officers and the directors and officers of its subsidiaries, including the Registrant. This insurance provides for coverage against loss from claims made against directors and officers in their capacity as such, including, subject to certain exceptions, liabilities under the federal securities laws.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

RULE 484 UNDERTAKING

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liability (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.      PRINCIPAL UNDERWRITER

(a)    Travelers Distribution LLC
       One Cityplace
       Hartford, CT 06103-3415

Travelers Distribution LLC also serves as principal underwriter and distributor for the following funds:

The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The Travelers Fund BD III, The Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Separate Account Nine for Variable Annuities, The Travelers Separate Account Ten for Variable Annuities, The Travelers Fund UL for Variable Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The

Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities and The Travelers Timed Aggressive Stock Account for Variable Annuities, Citicorp Life Variable Annuity Separate Account and First Citicorp Life Variable Annuity Separate Account, TIC Separate Account Eleven for Variable Annuities, TLAC Separate Account Twelve for Variable Annuities, TIC Separate Account Thirteen for Variable Annuities, TLAC Separate Account Fourteen for Variable Annuities, TIC Variable Annuity Separate Account 2002, TLAC Variable Annuity Separate Account 2002 and The Travelers Separate Account QPN for Variable Annuities.

(b)    NAME AND PRINCIPAL           POSITIONS AND OFFICES
       BUSINESS ADDRESS             WITH UNDERWRITER

       Kathleen L. Preston          Board of Manager

       Glenn D. Lammey              Board of Manager

       William F. Scully III        Board of Manager

       Donald R. Munson, Jr.        Board of Manager, President, Chief Executive
                                    Officer and Chief Operating Officer

       Tim W. Still                 Vice President

       Anthony Cocolla              Vice President

       John M. Laverty              Treasurer and Chief Financial Officer

       Stephen E. Abbey             Chief Compliance Officer

       Alison K. George             Director and Chief Advertising
                                    Compliance Officer

       Stephen T. Mullin            Chief Compliance Officer

       Ernest J. Wright             Secretary

       Kathleen A. McGah            Assistant Secretary

       William D. Wilcox            Assistant Secretary

* The business address for all the above is: One Cityplace, Hartford, CT 06103-3415.

(c)    Not Applicable

ITEM 30.      LOCATION OF ACCOUNTS AND RECORDS

(1)    The Travelers Insurance Company One Cityplace Hartford, Connecticut
       06103-3415

ITEM 31.      MANAGEMENT SERVICES

Not Applicable.

ITEM 32.      UNDERTAKINGS

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents:

(a) That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to this registration statement and has caused this amendment to this registration statement to be signed on its behalf, in the City of Hartford, and State of Connecticut, on this 21st day of April, 2005.


              TIC SEPARATE ACCOUNT THIRTEEN FOR VARIABLE ANNUITIES
                                  (Registrant)


                         THE TRAVELERS INSURANCE COMPANY
                                   (Depositor)



As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 21st day of April, 2005.

                            By: *GLENN D. LAMMEY
                                -----------------------------------------------
                                Glenn D. Lammey, Chief Financial Officer,
                                Chief Accounting Officer





*GEORGE C. KOKULIS              Director, President and Chief Executive Officer
-------------------------       (Principal Executive Officer)
(George C. Kokulis)

*GLENN D. LAMMEY                Director, Chief Financial Officer, Chief
-------------------------       Accounting Officer (Principal Financial Officer)
(Glenn D. Lammey)

*MARLA BERMAN LEWITUS           Director, Senior Vice President and
-------------------------       General Counsel
(Marla Berman Lewitus)

*KATHLEEN L. PRESTON            Director and Executive Vice President
-------------------------
(Kathleen L. Preston)

*EDWARD W. CASSIDY              Director and Executive Vice President
-------------------------
(Edward W. Cassidy)

*WILLIAM P. KRIVOSHIK           Director, Senior Vice President and
-------------------------       Chief Information Officer
(William P. Krivoshik)



*By:     /s/ ERNEST J. WRIGHT, ATTORNEY-IN-FACT

                                  EXHIBIT INDEX

EXHIBIT NO.  DESCRIPTION
-----------  -----------

    10.      Consent of KPMG LLP, Independent Registered Public Accounting Firm.